Filed with the Securities and Exchange Commission on April 20, 2020
REGISTRATION NO. 333-102295
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 18
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 179
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)

COPIES TO:
JAN FISCHER-WADE, ESQ.
SENIOR ATTORNEY
ALLSTATE LIFE INSURANCE COMPANY
2940 S. 84th Street
Lincoln, NE 68506-4142

Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2020 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.
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Supplement dated May 1, 2020, to the
Prospectus for your Variable Annuity
Issued by
ALLSTATE LIFE INSURANCE COMPANY

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you have any questions, please contact your financial professional or our Variable Annuities Service Center at (800) 457-7617. Our representatives are available to assist you Monday through Friday between 7:30 a.m. and 5:00 p.m. Central time.
Note: You should consult with us and your tax advisor as provisions enacted in response to the COVID-19 outbreak continue to evolve, as additional information is received and communicated by the IRS and the Department of Labor.
On March 27, 2020 (Date of Enactment), Congress passed and President Trump signed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans.
Waiver of Required Minimum Distributions (RMDs) for 2020
The requirement to take minimum distributions from defined contribution plans and IRAs is waived for 2020.  The waiver would apply to any RMD due from such an arrangement in 2020, even RMDs with respect to the 2019 tax year that are due in 2020.  For example, if an IRA owner turned age 70½ in 2019, they owe an RMD for the 2019 tax year but can wait until 4/1/20 to take it.  If they did not take that first RMD in 2019, the bill waives it, along with the requirement to take their second RMD (for the 2020 tax year) by the end of 2020.  The relief applies both to lifetime and post-death RMDs.  In that regard, if the post-death 5-year rule applies, the 5-year period is determined without regard to calendar year 2020 and thus, the 5 year rule is extended by one year.  It is unclear whether this treatment applies for the 10-year period imposed by the SECURE Act. Although also unclear, the 1-year election rule for life expectancy payments by an eligible beneficiary may be extended based on the position the IRS took in Notice 2009-82.
Withdrawals from Employer Plans and IRAs, including Roth IRAs
Relief is provided for “coronavirus-related distributions” from qualified plans and IRAs. The relief applies to such distributions made at any time during the 2020 calendar year, as follows:

•	Permits such distributions to be treated as in-service distributions, even if such amounts are not otherwise distributable from the plan under sections 401(k), 403(b), or 457, as applicable;

•	Provides an exception to the 10% early distribution penalty under Code section 72(t) (but not for the similar penalty tax under Code section 72(q) that applies to non-qualified annuities);

•	Exempts such distributions from the 402(f) notice requirements and mandatory 20% withholding applicable to eligible rollover distributions, as applicable;

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Permits the individual to include income attributable to such distributions ratably over the three-year period beginning with the year the distribution would otherwise be taxable (this spreading would apply unless the taxpayer elects out); and

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Permits recontribution of such distribution to a plan or IRA within three years, in which case the recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution.

The distribution must come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e. , an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan.  The relief would be limited to aggregate distributions of $100,000.  See below for a description of who is eligible for the relief.
Plan Loans
The following relief is provided with respect to plan loans (if available under a contract) taken by any “qualified individual” who is affected by the coronavirus:

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For loans made during the 180-day period beginning on the date of enactment, the maximum loan amount would be increased from $50,000 or 50% of the vested account balance to $100,000 or 100% of the vested account balance.  Note that Department of Labor regulations require that plan loans be secured by no more than half of the account balance.  It is not clear whether this is an impediment to increasing the loan limit to 100% of the account balance.  We understand that DOL is aware of this issue.

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The due date for any repayment on a loan that otherwise is due between the date of enactment and December 31, 2020, would be delayed for one year.  This also would extend the maximum loan period (normally five years).

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Based on prior IRS guidance involving similar relief for natural disasters, all of the changes would be optional for plans See below for a description of who is eligible for the plan loan relief.
Eligible Individuals for Withdrawal and Loan Relief
The administrator of an eligible retirement plan may rely on an employee’s certification that the employee satisfies the conditions for eligibility.  The eligibility criteria for the relief remain the same, meaning the individual must fall within one of the following categories:

•	The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention;

•	The individual’s spouse or dependent is diagnosed with such virus or disease; or

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The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by the Secretary of the Treasury.

IRS Guidance
Extension of IRA Contribution Deadline
The deadline for making an IRA or Roth IRA contribution has been extended until July 15, 2020, the extended deadline for filing an individual’s 2019 tax return.

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Morgan Stanley Variable Annuity II
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
Prospectus dated May 1, 2020

Allstate Life Insurance Company (“Allstate Life”) offered the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus discloses all material features of the contracts, including any material state variation that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales effective September 22, 2003. If you have already purchased the Contract you may continue to make purchase payments according to the Contract. Contracts may not have been available in all states or through your sales representative at the time you purchased your contract. Please check with your sales representative for details.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
The Fixed Account Option we offer is the Basic Dollar Cost Averaging Option. The 6 and 12 month Dollar Cost Averaging Options are currently closed. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information.
The Contract currently offers various* investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”) and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of portfolios (“Portfolios”), listed below, of certain mutual funds (“Funds”):

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Portfolios:
Fidelity® Variable Insurance Products	Franklin Templeton Variable Insurance Products Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Putnam Variable Trust	Morgan Stanley Variable Investment Series (VIS)
Fidelity® VIP Government Money Market Portfolio - Initial Class	FTVIP Franklin Income VIP Fund - Class 2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II	Putnam VT Equity Income Fund - Class IB	Morgan Stanley VIS Income Plus Portfolio - Class Y
	FTVIP Franklin Small Cap Value VIP Fund - Class 2	Invesco V.I. American Franchise Fund - Series I	Putnam VT Growth Opportunities Fund - Class IB	Morgan Stanley Variable Insurance Fund, Inc. (VIF)
	FTVIP Mutual Shares VIP Fund - Class 2	Invesco V.I. American Value Fund - Series I	Putnam VT International Equity Fund - Class IB	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
	FTVIP Templeton Foreign VIP Fund - Class 2	Invesco V.I. Comstock Fund, Series I	Putnam VT Small Cap Value Fund - Class IB	Morgan Stanley VIF Global Infrastructure Portfolio - Class I
		Invesco V.I. Core Equity Fund - Series I		Morgan Stanley VIF Global Strategist Portfolio - Class I
		Invesco V.I. Diversified Dividend Fund - Series I		Morgan Stanley VIF Growth Portfolio - Class I
		Invesco V.I. Equity and Income Fund, Series I		Morgan Stanley VIF Discovery Portfolio - Class I
		Invesco V.I. Global Core Equity Fund - Series I		Morgan Stanley VIF U.S. Real Estate Portfolio - Class I
Invesco V.I. High Yield Fund - Series I
Invesco V.I. Mid Cap Core Equity Fund - Series I
Invesco V.I. S&P 500 Index Fund - Series I

AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio - Class B
AB VPS Large Cap Growth Portfolio - Class B
We (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2020 , with the Securities and Exchange Commission (“SEC”). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s website (www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC’s website.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by calling 1-800-457-7617.
You may elect to receive all future shareholder reports in paper free of charge by calling 1-800-457-7617. Your election to receive reports in paper will apply to all portfolios available under your contract.

IMPORTANT NOTICES
The SEC has not approved or disapproved the securities described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

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Glossary of Terms

We set forth here definitions of some key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the sections of the prospectus that use such terms.
Accumulation Phase: The period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract (“Contract”).
Annuitant: The individual whose life span we use to determine income payments as well as the latest Payout Start Date. The annuitant must be a living person, whose age cannot exceed 90 as of the date we receive the completed application.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets™ Account. Please consult your Morgan Stanley Financial Advisor for details.
Automatic Portfolio Rebalancing Program: A program, available during the Accumulation Phase, that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary(ies): The natural person(s) or entity(ies) designated as the recipients of the Death Benefit, you may name one or more primary and contingent Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary.

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Primary Beneficiary: The person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

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Contingent Beneficiary: The person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

Code: The Internal Revenue Code of 1986, as amended.
Contract: The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company.
Contract Anniversary: Each twelve-month period from that date of your contract’s issue date.
Contract Owner: The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value: During the Accumulation Phase, your Contract Value is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
Death Benefit Anniversary: Every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
Death Benefit Combination Option: Under this option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85).
Dollar Cost Averaging Program: A program that automatically transfers a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.
In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

1

Dollar Cost Averaging Fixed Account Options: We currently offer the basic Dollar Cost Averaging Fixed Account Option. The 6 and 12-month Dollar Cost Averaging Options are currently not available. Please consult with your Morgan Stanley Financial Advisor for current information.

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Basic Dollar Cost Averaging Option: Under this option, purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1-year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation.

Due Proof of Death: Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Enhanced Death Benefit Option: An option providing that, on the date we issue the rider for this option (“Rider Date”), the death benefit is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owner's 75th birthday, we will recalculate the Enhanced Death Benefit, which results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states.
Enhanced Earnings Death Benefit Option: Under this option, the death benefit is increased by 40% or 25% (depending on Contract owner/ Annuitant’s age) of the lesser of the In-Force Premium or Death Benefit Earnings. We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit.
Fixed Account Options: The Fixed Account Option we offer include the Basic Dollar Cost Averaging Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states.
Free Withdrawal Amount: An amount equal to 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.
Funds: Refers to the mutual funds in which each Variable Sub-Account invests.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Guarantee Periods: The period of time during which we credit a fixed rate of interest to the Fixed Account. You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account.
Income Benefit Combination Option 2:  This option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B). We sometimes refer to this as the “Best of the Best Income Benefit.” The Income Benefit Combination Option 2 can no longer be added to your Contract.
Income and Death Benefit Combination Option 2: This option combines the features of the Income Benefit Combination with the features of the Death Benefit Combination both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract.
Investment Alternatives: The Fixed Account Option and the Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.
Income Plan: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Longevity Reward Rider: A rider, no longer available, that reduced or waived certain charges if certain criteria were satisfied.
Payout Start Date: The day that money is applied to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date, and no later than the first day of the calendar month after the Annuitant’s 99th birthday, or the 10th Contract Anniversary, if later.
Performance Benefit Combination Option: This Option, which is no longer offered, combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and

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Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
Performance Death Benefit Option: An option providing that, on each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
Performance Income Benefit: On the date we issued the rider for this benefit (“Rider Date”), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.
Portfolio: Underlying mutual fund(s) in which a Sub-Account of Separate Account invests. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Systematic Withdrawal Payments: The option to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Active Assets™ – Account. Please consult with your Morgan Stanley Financial Advisor for details.
Tax qualified contracts: Contracts held in a plan which provides that the income on tax sheltered annuities is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the other annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.
Variable Account: A segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account: An investment in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies.

3

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments	We are no longer offering new contracts. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
Expenses
You will bear the following expenses:

• Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of daily net assets):

Base Contract 1.35%

w/Enhanced Death Benefit Option 1.48%

w/Performance Death Benefit Option 1.48%

w/Performance Income Benefit Option 1.48%

w/Performance Benefit Combination Option 1.59%

w/Death Benefit Combination Option 1.59%

w/Income Benefit Combination Option 2 1.65%

w/Income and Death Benefit Combination Option 2 1.85%

• If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

• Annual contract maintenance charge of $30 (waived in certain cases)

• Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)

• Transfer fee of $25 after 12th transfer in any Contract Year

• State premium tax (if your state imposes one)

In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

4

Investment Alternatives
The Contract offers various investment alternatives including:

• Fixed Account Options (which credit interest at rates we guarantee)

• Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

• AllianceBernstein L.P.

• Fidelity® Management & Research Company LLC (FMR)

• Franklin Advisers, Inc.

• Franklin Mutual Advisers, LLC

• Invesco Advisers, Inc.

• Morgan Stanley Investment Management Inc.

• Putnam Investment Management, LLC

• Templeton Investment Counsel, LLC

To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

Special Services	For your convenience, we offer these special services: • Automatic Additions Program • Automatic Portfolio Rebalancing Program • Dollar Cost Averaging Program • Systematic Withdrawal Program
Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

• life income with payments guaranteed for 10 years

• joint and survivor life income payments

• guaranteed payments for a specified period

Death Benefits	If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
Transfers
Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax. A withdrawal charge also may apply.

5

How the Contract Works

The Contract basically works in two ways.
First, the Contract can help you (we assume you are the “Contract owner”) save for retirement because you can invest in various investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income Payments” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contract works.

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Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your variable annuity contract. State premium taxes may also be deducted. Each of the charges and expenses is more fully described in "Expenses" later in this Prospectus. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.
The following table describes the fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or transfers.
Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Rider)

Contract	Maximum
Morgan Stanley II Variable Annuity	6%

Transfer Fee                     $25***

Withdrawal Charges in subsequent years
Number of Complete Years Since We Received the Payment Being Withdrawn**	1	2	3	4	5	6+
Applicable Charge	5%	4%	3%	2%	1%	0%
*During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.
**If you have elected the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See the “Longevity Reward Rider” section for details.
***There is no charge for the first 12 transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. transferred.

Other Periodic Fees

Charge	Maximum
Annual Maintenance Charge	$30*
*If you have elected the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

	Mortality and Expense Risk Charge**	Administrative Expense Charge	Total Variable Account Annual Expense**
Base Contract	1.25%	0.10%	1.35%
With the Enhanced Death Benefit, * the Performance Income Benefit, * or the Performance Death Benefit Option	1.38%	0.10%	1.48%
With the Performance Benefit Combination* or the Death Benefit Combination Option	1.49%	0.10%	1.59%
With the Income Benefit Combination Option 2*	1.55%	0.10%	1.65%
With the Income and Death Benefit Combination Option 2*	1.75%	0.10%	1.85%
If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

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	Mortality and Expense Risk Charge**	Administrative Expense Charge	Total Variable Account Annual Expense**
Base Contract	1.45%	0.10%	1.55%
With the Enhanced Death Benefit, * the Performance Income Benefit, * or the Performance Death Benefit Option	1.58%	0.10%	1.68%
With the Performance Benefit Combination* or the Death Benefit Combination Option	1.69%	0.10%	1.79%
With the Income Benefit Combination Option 2*	1.75%	0.10%	1.85%
With the Income and Death Benefit Combination Option 2*	1.95%	0.10%	2.05%

*	These Options are no longer available to be added to your Contract.

**	If you have elected the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.
PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.26%	1.49%

(1)	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2019.
EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated,

•	earned a 5% annual return on your investment,

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Portfolio Operating Expenses as listed in the Expense Table, and these remain the same each year*

•	elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Option.
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
*    Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$990	$1,582	$2,189	$4,073
If you do not surrender your annuity; or if you annuitize your annuity at the end of the applicable time period: [1]	$390	$1,182	$1,989	$4,073
1 Your ability to annuitize within the first 30 days of the first Annuity Year may be limited.

8

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.
Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information. To obtain additional detail on each Variable Sub-Account’s finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

9

The Contract

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

1.	the investment alternatives during the Accumulation and Payout Phases,

2.	the amount and timing of your purchase payments and withdrawals,

3.	the programs you want to use to invest or withdraw money,

4.	the income payment plan you want to use to receive retirement income,

5.	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

6.	the owner, while the Annuitant is alive,

7.	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

8.	any other rights that the Contract provides.
If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.
Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a tax advisor prior to making a request for a change of Contract owner.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract.
ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section.
BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.
A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

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If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

1.	your spouse or, if he or she is no longer alive,

2.	your surviving children equally, or if you have no surviving children,

3.	your estate.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.
Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or assessment of the 10% additional tax. You should consult with your attorney before trying to assign your Contract.

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Purchases

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets™ Account. Please consult your Morgan Stanley Financial Advisor for details.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our service center in Good Order.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates”. If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If state law requires, we will return the greater of the purchase payments, as described, or the Settlement Value. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.

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Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

1.	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

2.	the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge
We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.
You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Fund prospectuses, please contact us at 1-800-457-7617.
Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.
If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.

Portfolio:	Investment Objective:	Investment Adviser:
Morgan Stanley Variable Investment Series (VIS)
Morgan Stanley VIS Income Plus Portfolio – Class X
The Fund seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.
Morgan Stanley Investment Management Inc.

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Portfolio:	Investment Objective:	Investment Adviser:
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Emerging Markets Equity Portfolio – Class I
The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Global Infrastructure Portfolio – Class I	The Fund seeks both capital appreciation and current income.
Morgan Stanley VIF Global Strategist Portfolio – Class I	The Fund seeks total return.
Morgan Stanley VIF Growth Portfolio – Class I(10)	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Discovery Portfolio – Class I	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley VIF U.S. Real Estate Portfolio – Class I(4)
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II(12)	The fund seeks capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund – Series I	Seek capital growth
Invesco V.I. American Value Fund – Series I	Long-term capital appreciation.
Invesco V.I. Comstock Fund, Series I	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks
Invesco V.I. Core Equity Fund – Series I(5)	Long-term growth of capital
Invesco V.I. Diversified Dividend Fund – Series I	Provide reasonable current income and long-term growth of income and capital
Invesco V.I. Equity and Income Fund, Series I	Both capital appreciation and current income
Invesco V.I. Global Core Equity Fund – Series I(1)	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers
Invesco V.I. High Yield Fund – Series I	Total return, comprised of current income and capital appreciation
Invesco V.I. Mid Cap Core Equity Fund – Series I(3)	Long-term growth of capital
Invesco V.I. S&P 500 Index Fund – Series I	To provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio – Class B	Long term growth of capital	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio – Class B(11)	Long term growth of capital
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin Income VIP Fund – Class 2(6)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Advisers, Inc.
FTVIP Franklin Small Cap Value VIP Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Mutual Advisers, LLC
FTVIP Mutual Shares VIP Fund – Class 2(8)
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

FTVIP Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Equity Income Fund – Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT Growth Opportunities Fund – Class IB(7)	Seeks capital appreciation.
Putnam VT International Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT Small Cap Value Fund – Class IB(2)	Seeks capital appreciation.
Fidelity® Variable Insurance Products
Fidelity® VIP Government Money Market Portfolio – Initial Class(9)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® Management & Research Company LLC (FMR)

(1)
Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series I Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-

14

Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(2)
Effective July 15, 2003, the Putnam VT Small Cap Value Fund – Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(5)
Effective as of December 23, 2016, the Invesco V.I. Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Initial Class.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Initial Class (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.
(7) Effective November 18, 2016, the Putnam VT Voyager Fund - Class IB was merged into the Putnam VT Growth Opportunities Fund - Class IB.
(8) Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.
(9) Effective October 19, 2018, the Morgan Stanley VIS European Equity Portfolio - Class X and Morgan Stanley VIS Limited Duration Portfolio - Class X were liquidated.
On the liquidation date, the Portfolios were no longer available under your Annuity Contract, and any Contract Value allocated to the Sub-Account investing in the liquidated Portfolio was transferred, as of the close of business on the liquidation date to the Sub-account investing in the Fidelity® VIP Government Money Market Portfolio - Initial Class.
(10) Effective at the close of business April 24, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class X was closed for new purchase payment allocations to all Contract owners. Effective April 29, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class X was merged into the Morgan Stanley VIF Growth Portfolio - Class I.
(11) Effective April 29, 2019, the AB VPS Growth Portfolio - Class B was merged into the AB VPS Large Cap Growth Portfolio - Class B.
(12) Effective May 1, 2020, the Invesco V.I. Mid Cap Growth Fund  -  Series II merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund  -  Series II. Effective May 4, 2020, the Invesco V.I. Mid Cap Growth - Series II Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

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Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12-month Dollar Cost Averaging Options currently are not available.
Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. The Fixed Account is part of the Company's general account. Insurance and annuity obligations and the guaranteed benefits under the Contracts are supported by the Company's general account and are subject to the Company's claims paying ability. Therefore, contract owners should look to the financial strength of the company for its claims paying ability.
We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
Basic Dollar Cost Averaging Option.    You may establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1-year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one-year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.
You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options.  In the future, we may offer 6 and 12-month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.
You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.
GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account (“Guarantee Periods”). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1-year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6-year Guarantee Period.
Interest Rates.    We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.
We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

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Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money Market Sub-Account limit new purchases to $50,000 per day. See “The Variable Sub-Accounts” subsection of the “Investment Alternatives” section of this prospectus. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.
We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1.	25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2.	25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.
These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

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In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.
You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

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DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.
We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

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Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See “Longevity Reward Rider” section of this prospectus for details.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of daily net assets):

1.	1.25% Base Contract

2.	1.38% w/Enhanced Death Benefit Option

3.	1.38% w/Performance Death Benefit Option

4.	1.38% w/Performance Income Benefit Option

5.	1.49% w/Performance Benefit Combination Option

6.	1.49% w/Death Benefit Combination Option

7.	1.55% w/Income Benefit Combination Option 2

8.	1.68% w/Income and Performance Death Benefit Option (State of Washington only)

9.	1.75% w/Income and Death Benefit Combination Option 2
We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.
We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.
TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge

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percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown in the “Expense Table” section of this prospectus. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.
If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See “Longevity Reward Rider” section of this prospectus for details.
We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

1.	on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

2.	the death of the Contract owner or Annuitant (unless the Contract is continued); and

3.	withdrawals taken to satisfy IRS minimum distribution rules for the Contract.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59  1 / 2 , may be subject to an additional 10% federal tax.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.
Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Our status under the Code is briefly described in the Taxes section.
OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see the “Expense Table” section of this prospectus.

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Access to Your Money

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the “Income Plans” subsection in the “Income Payments” section of this prospectus.
You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.
You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59  1 / 2 , may be subject to an additional 10% federal tax. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.	An emergency exists as defined by the SEC; or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Active Assets™ – Account. Please consult with your Morgan Stanley Financial Advisor for details.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.
We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract’s value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.

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Income Payments

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

1.	at least 30 days after the Issue Date;

2.	no later than the first day of the calendar month after the Annuitant’s 99th birthday, or the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59  1 / 2 , may be subject to an additional 10% federal tax.
Three Income Plans are available under the Contract. Each is available to provide:

1.	fixed amount income payments;

2.	variable income payments; or

3.	a combination of the two.
The three Income Plans are:
Income Plan 1 – Life Income with Payments Guaranteed for 10 Years.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 2 – Joint and Survivor Life Income.     Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.
Income Plan 3 – Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.
The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.
We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.
If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income

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payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.
You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.
We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	we may reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. The payments you receive may also be higher or lower depending on the duration and frequency of the payments. For example, the shorter the duration of payments, the higher they will be; and the higher the frequency of payments, the lower they will be. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1.	deducting any applicable premium tax; and

2.	applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.
We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an “Option”), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.
We may discontinue offering these options at any time.
PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit (“Rider Date”), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce

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the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.
If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.
To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date you apply the Benefit, or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date you apply the Benefit.
If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.
Income Benefit Combination Option 2.    The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.
If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the “Best of the Best Income Benefit”.
Eligibility.    If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•	You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the “Rider Date”);

•	The Payout Start Date must occur during the 30-day period following a Contract Anniversary;

•
You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

•	The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.
If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.
INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.
The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

•	For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

•	For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below).

•	On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

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In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.
We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).
Withdrawal Adjustment.    The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:
1)    = the withdrawal amount
2)    = the Contract Value immediately prior to the withdrawal, and
3)    = the most recently calculated Income Base.
Guaranteed Income Benefit.    The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.
As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1.	any Contract owner dies, or

2.	the Annuitant dies.
We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.
A request for payment of the death benefit must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

•	a certified copy of a death certificate,

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

•	any other proof acceptable to us.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.	the Contract Value as of the date we determine the death benefit, or

2.	the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3.
the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180-day period on a non-discriminatory basis.

A “Death Benefit Anniversary” is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.
Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an “option”), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.
We may discontinue offering these options at any time.
The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.
The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.
For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described in the “Enhanced Earning Death Benefit Option” subsection below. The death benefit options may not be available in all states.
Enhanced Death Benefit Option.    We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option

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in certain states. On the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners’ 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

•
For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (iii), where:

(i) = the withdrawal amount
(ii) = the Contract Value just before the withdrawal
(iii) = the most recently calculated Enhanced Death Benefit

•	We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.
If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.
Performance Death Benefit Option.    The Performance Death Benefit on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.
Death Benefit Combination Option.    If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under “Enhanced Death Benefit Option” and “Performance Death Benefit Option” above.
We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.
Performance Benefit Combination Option.    We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
Income and Death Benefit Combination Option 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.
The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination (described above) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.
In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

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If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.
In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.
Enhanced Earnings Death Benefit Option.    You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option (“Rider Date”), the death benefit is increased by:

•	40% of the lesser of the In-Force Premium or Death Benefit Earnings.
If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

•	25% of the lesser of the In-Force Premium or Death Benefit Earnings.
For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:
In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.
An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.
We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under “Death Benefit Payments” below.
The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.
For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.
None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.
DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the

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complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)	transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)	transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)	transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.
If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.
If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.
Only one spousal continuation is allowed under this Contract.
If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).
Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5-year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.
If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner’s named Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death.
We reserve the right to offer additional options upon the death of Owner.
If the New Owner is a corporation, trust, or other non- living person:

(a)	The New Owner may elect to receive the death benefit in a lump sum; or

(b)
If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set

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forth in the Transfers provision during this 5-year period. No additional purchase payments may be added to the Contract under this election.
Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant’s death to the date on which the death benefit is paid.
We reserve the right to offer additional options upon the death of Owner.
If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.
Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

1.	The Contract owner may elect to receive the death benefit in a lump sum; or

2.
The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

3.
If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant’s death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

1.	The Contract owner may elect to receive the death benefit in a lump sum; or

2.	If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death.
On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Fidelity® VIP Government Money Market Portfolio – Initial Class. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5-year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.
Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant’s death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.
The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax may apply if the Contract owner is under age 59  1 / 2 . Any amount included in the Contract owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

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Longevity Reward Rider

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.
Eligibility.     The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

•	the Contract owner’s initial purchase payment is no longer subject to a withdrawal charge; and

•
the Contract owner’s additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

Mortality and Expense Risk Charge.    If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge (“M&E charge”) by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.
Contract Maintenance Charge.    If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.
Contract Continuation By a Surviving Spouse.    If the surviving spouse continues the Contract as described under the “Death Benefit Payments” subsection in the Death Benefits section of this prospectus, the following provision applies:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.
Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

•	Transfer all or a portion of the excess among the Variable Sub-Accounts;

•	Transfer all or a portion of the excess into the Standard Fixed Account; or

•	Transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.
Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.
New Withdrawal Charge.    If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date (“existing payments”), as well as payments made on or after the Rider Date (“new purchase payments”). The withdrawal charge declines to 0% according to the following schedule:

Existing Purchase Payments	New Purchase Payments
Number of Complete Years Since Rider Date	Number of Complete Years Since We Received the New Purchase Payment Being Withdrawn	Withdrawal Charge (as a Percentage of New or Existing Purchase Payments Withdrawn)
0	0	3%
1	1	2%
2	2	1%
3+	3 +	0%

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Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.
Free Withdrawal Amount.    If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

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More Information

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company (“Northbrook”) issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook’s assets and became directly liable for Northbrook’s liabilities and obligations with respect to all contracts issued by Northbrook.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
A large-scale pandemic, the occurrence of terrorism or military actions may have an adverse effect on our business A large-scale pandemic (such as coronavirus or COVID-19), the occurrence of terrorism or military and other actions, may result in loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in our investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

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As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.
We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.
In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.
Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.

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Administration.      We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2019, consisted of the following: Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.
NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

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Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section provided that all grantors of the trust are natural persons. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account of a Non-qualified Annuity must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the

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diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Cost Basis. Generally, the cost basis in an annuity is the amount you pay into your annuity, or into annuity exchanged for your annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a qualified retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for qualified retirement plans, which is the responsibility of the Contract Owner.
Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Maximum Annuity Date. You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Partial Annuitization.    An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the code. We do not currently permit partial annuitization.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

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•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits.
If an Owner dies before the Annuity Date, the Death Benefit distributions are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

•	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

•
Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.

•
Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining investment in the contract is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.
Medicare Tax on Net Investment Income.    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all other taxpayers , and approximately $12,700 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
10% Additional Tax on Premature Distributions.       A 10% additional tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The additional tax generally applies to any distribution made prior to the date you attain age 59  1 / 2 . However, no additional tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	the amount is paid on or after the death of the Contract Owner (or the death of the Annuitant when the owner is not an individual);

•	the amount received is attributable to the Contract Owner becoming disabled (as defined in the Code);

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•
made under an immediate annuity and the annuity (within the meaning of the Code) start date is no more than one year from the date of purchase (the first monthly annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% additional tax unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years

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in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of transactions in such cases.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% additional tax. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

1.	Individual Retirement Annuities (IRAs) under Code Section 408(b);

2.	Roth IRAs under Code Section 408A;

3.	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

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4.	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

5.	Tax Sheltered Annuities under Code Section 403(b);

6.	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 ½   (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date). Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a tax advisor.
The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

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Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
10% Additional Tax on Premature Distributions from Tax Qualified Contracts.     A 10% additional tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The additional tax generally applies to any distribution made prior to the date you attain age 59  1 / 2 . However, no additional tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

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made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs),

•	made for qualified expenses after the birth or adoption of a child ($5,000 limit on expenses incurred within 1 year after birth or adoption), and

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from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the additional tax for premature distribution, will be subject to a 25% additional tax.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to an additional 10% tax unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S.

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taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a taxpayer identification number and has payment made to a U.S. address.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 ½   (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date). Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2) the total amount of reductions for all tax years preceding the current tax year.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.
Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% additional tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. You should consult with your tax adviser before making such a recharacterization. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).

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Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your tax advisor.
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we

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will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

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A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

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An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)). The post-death distribution requirements under prior law continue to apply in certain circumstances.

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Prior law. Under prior law, if an employee under an employer sponsored plan or IRA owner dies prior to the required beginning date, the remaining interest must be distributed (1) within 5 years after the death (the “5-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee or IRA owner dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

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The new law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed by December 31 st of the year that includes the 10 year anniversary of your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies.  A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner.  An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you.  An individual’s status as an EDB is determined on the date of your death.

This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death ( i.e. , a new 10-year distribution period begins).

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Instead of taking distributions under the new 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).
The new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee or IRA owner was alive could continue to be made under that method after the death of the employee or IRA owner. However, under the new law, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the new post-death distribution requirements.
The new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”)) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.
If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law can apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
In addition, the new post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

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Spousal continuation. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse reaches age 70½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date) by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.

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Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.
Please consult with your tax or legal adviser for additional information.

47

Statement of Additional Information
Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
Purchases
Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account’s Assets
Premium Taxes
Tax Reserves
Experts
Financial Statements
Appendix A – Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

48

APPENDIX A – ACCUMULATION UNIT VALUES
The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings
Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The
Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit
Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-
7617 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the
Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option
were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the
Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced
Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and
the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the
Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity
Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and
Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the
Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the
Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option
and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit
Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the
Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income
Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death
Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit
Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the
Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.

This information reflects Sub-Account names as of December 31, 2019. Please refer to the Investment Alternatives: The Variable Sub-Accounts section of the prospectus for information on name changes.

A-1

Morgan Stanley Variable Annuity II - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Base Contract
Mortality & Expense = 1.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.99059	$11.11824	522,469
2011	$11.11824	$11.63535	478,606
2012	$11.63535	$13.45847	394,361
2013	$13.45847	$17.87129	354,304
2014	$17.87129	$19.26968	297,576
2015	$19.26968	$19.28252	265,648
2016	$19.28252	$21.13075	140,627
2017	$21.13075	$24.72541	124,553
2018	$24.72541	$22.96633	112,143
2019	$22.96633	$28.00830	106,800
AB VPS Large Cap Growth Portfolio - Class B
2010	$5.68513	$6.16038	132,975
2011	$6.16038	$5.87902	123,674
2012	$5.87902	$6.73512	129,115
2013	$6.73512	$9.10336	101,278
2014	$9.10336	$10.22429	111,284
2015	$10.22429	$11.18214	84,813
2016	$11.18214	$11.29236	71,198
2017	$11.29236	$14.67022	69,265
2018	$14.67022	$14.80856	62,106
2019	$14.80856	$19.63061	88,525
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92520	830,368
2017	$9.92520	$9.85854	770,766
2018	$9.85854	$9.88629	1,432,511
2019	$9.88629	$9.95032	1,283,636
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.51193	$13.90860	366,646
2011	$13.90860	$14.04967	346,900
2012	$14.04967	$15.61458	323,571
2013	$15.61458	$17.55292	292,094
2014	$17.55292	$18.11690	241,874
2015	$18.11690	$16.61305	171,381
2016	$16.61305	$18.68945	154,860
2017	$18.68945	$20.22320	154,969
2018	$20.22320	$19.09184	168,231
2019	$19.09184	$21.86066	159,088
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$11.00761	$12.07585	164,900
2011	$12.07585	$11.79009	144,936
2012	$11.79009	$13.28843	116,422
2013	$13.28843	$16.81542	106,140
2014	$16.81542	$17.77148	83,488
2015	$17.77148	$16.66762	73,680
2016	$16.66762	$19.08545	63,249
2017	$19.08545	$20.40210	57,560
2018	$20.40210	$18.30216	53,691
2019	$18.30216	$22.13258	40,070

A-2

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.62467	$13.44067	75,104
2011	$13.44067	$12.76215	75,894
2012	$12.76215	$14.90579	59,268
2013	$14.90579	$20.03521	47,953
2014	$20.03521	$19.87939	40,727
2015	$19.87939	$18.16400	36,017
2016	$18.16400	$23.33111	32,979
2017	$23.33111	$25.47107	31,443
2018	$25.47107	$21.89197	32,147
2019	$21.89197	$27.28919	25,391
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.61211	$14.55868	186,983
2011	$14.55868	$12.83623	172,330
2012	$12.83623	$14.97268	146,156
2013	$14.97268	$18.16519	128,732
2014	$18.16519	$15.92658	110,424
2015	$15.92658	$14.69278	100,260
2016	$14.69278	$15.53645	87,046
2017	$15.53645	$17.88753	86,732
2018	$17.88753	$14.92133	78,432
2019	$14.92133	$16.56566	78,803
Invesco V.I. American Franchise Fund - Series I
2010	$13.16843	$15.57033	191,706
2011	$15.57033	$14.41309	157,952
2012	$14.41309	$16.17177	166,944
2013	$16.17177	$22.35886	145,245
2014	$22.35886	$23.92075	128,056
2015	$23.92075	$24.78159	114,612
2016	$24.78159	$25.00467	90,247
2017	$25.00467	$31.41569	78,472
2018	$31.41569	$29.86881	68,212
2019	$29.86881	$40.29972	61,217
Invesco V.I. American Value Fund - Series I
2010	$12.24985	$14.77370	175,455
2011	$14.77370	$14.71037	137,482
2012	$14.71037	$17.02429	109,374
2013	$17.02429	$22.55154	109,373
2014	$22.55154	$24.41858	103,827
2015	$24.41858	$21.89224	101,312
2016	$21.89224	$24.94610	78,388
2017	$24.94610	$27.06469	71,088
2018	$27.06469	$23.32263	67,328
2019	$23.32263	$28.76833	54,011
Invesco V.I. Comstock Fund - Series I
2010	$11.14941	$12.75749	609,669
2011	$12.75749	$12.35502	516,608
2012	$12.35502	$14.53320	412,929
2013	$14.53320	$19.49658	368,976
2014	$19.49658	$21.04061	330,521
2015	$21.04061	$19.51651	284,127
2016	$19.51651	$22.58638	245,957
2017	$22.58638	$26.26253	228,683
2018	$26.26253	$22.75700	195,305
2019	$22.75700	$28.13240	171,158

A-3

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$10.06543	$10.87944	89,665
2011	$10.87944	$10.72705	73,893
2012	$10.72705	$12.05200	59,429
2013	$12.05200	$15.36830	46,571
2014	$15.36830	$16.39737	41,644
2015	$16.39737	$15.24402	38,366
2016	$15.24402	$16.58387	27,882
2017	$16.58387	$18.51782	19,576
2018	$18.51782	$16.55173	17,205
2019	$16.55173	$21.05962	17,729
Invesco V.I. Diversified Dividend Fund - Series I
2010	$33.95232	$37.00919	1,907,895
2011	$37.00919	$36.58807	1,602,513
2012	$36.58807	$42.85556	1,376,998
2013	$42.85556	$55.40349	1,199,578
2014	$55.40349	$61.67230	1,065,674
2015	$61.67230	$62.10269	948,177
2016	$62.10269	$70.34840	833,147
2017	$70.34840	$75.35908	736,525
2018	$75.35908	$68.71213	637,538
2019	$68.71213	$84.80072	557,858
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$18.07744	163,085
2012	$18.07744	$20.07738	143,860
2013	$20.07738	$24.79656	124,876
2014	$24.79656	$26.67426	120,489
2015	$26.67426	$25.71291	106,630
2016	$25.71291	$29.20612	91,431
2017	$29.20612	$31.99433	80,501
2018	$31.99433	$28.56296	71,336
2019	$28.56296	$33.91897	52,764
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$18.89821	828,377
2012	$18.89821	$21.20752	681,945
2013	$21.20752	$25.63198	606,717
2014	$25.63198	$25.46249	529,709
2015	$25.46249	$24.76384	464,448
2016	$24.76384	$26.09794	399,219
2017	$26.09794	$31.64580	355,410
2018	$31.64580	$26.43731	295,648
2019	$26.43731	$32.65490	257,337
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$21.44654	184,522
2014	$21.44654	$21.52424	143,172
2015	$21.52424	$20.56325	128,737
2016	$20.56325	$22.56308	112,587
2017	$22.56308	$23.66381	96,277
2018	$23.66381	$22.56217	85,852
2019	$22.56217	$25.26660	66,729

A-4

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.36577	$13.92181	53,914
2011	$13.92181	$12.85943	51,553
2012	$12.85943	$14.07641	36,677
2013	$14.07641	$17.88939	36,135
2014	$17.88939	$18.43211	31,952
2015	$18.43211	$17.45239	30,213
2016	$17.45239	$19.53224	22,643
2017	$19.53224	$22.14605	17,763
2018	$22.14605	$19.36755	19,205
2019	$19.36755	$23.93777	15,057
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.87700	$14.91375	23,827
2011	$14.91375	$13.33684	22,250
2012	$13.33684	$14.68739	21,348
2013	$14.68739	$19.79454	20,405
2014	$19.79454	$21.03125	21,039
2015	$21.03125	$20.96538	14,658
2016	$20.96538	$20.80341	12,607
2017	$20.80341	$25.06993	13,520
2018	$25.06993	$23.27904	15,677
2019	$23.27904	$30.77664	12,284
Invesco V.I. S&P 500 Index Fund - Series I
2010	$10.16888	$11.52485	839,598
2011	$11.52485	$11.58086	715,772
2012	$11.58086	$13.21478	593,807
2013	$13.21478	$17.19766	489,105
2014	$17.19766	$19.22694	451,343
2015	$19.22694	$19.16426	416,504
2016	$19.16426	$21.07380	350,297
2017	$21.07380	$25.21163	308,430
2018	$25.21163	$23.67770	283,577
2019	$23.67770	$30.57853	235,721
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$15.19657	$19.83804	99,931
2011	$19.83804	$18.17869	94,780
2012	$18.17869	$19.49296	65,173
2013	$19.49296	$26.44106	48,293
2014	$26.44106	$26.59980	40,822
2015	$26.59980	$24.69549	36,906
2016	$24.69549	$22.22565	33,140
2017	$22.22565	$30.42873	35,235
2018	$30.42873	$33.21508	46,444
2019	$33.21508	$45.91324	45,983
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$21.71332	$25.49798	130,180
2011	$25.49798	$20.57361	120,392
2012	$20.57361	$24.34683	93,858
2013	$24.34683	$23.77409	87,674
2014	$23.77409	$22.40225	79,912
2015	$22.40225	$19.73862	72,206
2016	$19.73862	$20.78705	62,839
2017	$20.78705	$27.70078	50,439
2018	$27.70078	$22.55411	42,945
2019	$22.55411	$26.61003	37,748

A-5

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$59.48759	435,643
2015	$59.48759	$50.61578	376,689
2016	$50.61578	$57.56333	331,811
2017	$57.56333	$64.15588	286,091
2018	$64.15588	$58.32072	236,183
2019	$58.32072	$73.82366	197,833
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$10.85877	$11.32213	153,737
2011	$11.32213	$10.75966	132,799
2012	$10.75966	$12.08467	115,037
2013	$12.08467	$13.82390	2,001,539
2014	$13.82390	$13.93239	1,748,862
2015	$13.93239	$12.86648	1,527,391
2016	$12.86648	$13.40235	1,270,504
2017	$13.40235	$15.35323	1,074,389
2018	$15.35323	$14.16108	948,899
2019	$14.16108	$16.45394	808,520
Morgan Stanley VIF Growth Portfolio, Class I
2010	$10.91700	$13.23309	180,292
2011	$13.23309	$12.69063	150,192
2012	$12.69063	$14.32006	120,107
2013	$14.32006	$20.91996	95,584
2014	$20.91996	$21.95224	88,653
2015	$21.95224	$24.30868	71,949
2016	$24.30868	$23.59121	63,674
2017	$23.59121	$33.31879	58,765
2018	$33.31879	$35.34758	56,859
2019	$35.34758	$45.96554	1,608,688
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$21.72099	$27.85090	94,331
2011	$27.85090	$29.10487	82,292
2012	$29.10487	$33.26079	69,746
2013	$33.26079	$33.48871	58,991
2014	$33.48871	$42.85998	50,638
2015	$42.85998	$43.20313	38,398
2016	$43.20313	$45.52964	32,148
2017	$45.52964	$46.31763	27,473
2018	$46.31763	$42.16762	24,487
2019	$42.16762	$49.48103	25,119
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$30.11472	$32.46719	1,429,951
2011	$32.46719	$33.63716	1,128,338
2012	$33.63716	$37.86185	954,539
2013	$37.86185	$37.73764	814,871
2014	$37.73764	$40.13032	708,185
2015	$40.13032	$38.76387	620,266
2016	$38.76387	$40.95401	540,803
2017	$40.95401	$43.09238	455,503
2018	$43.09238	$40.80462	378,822
2019	$40.80462	$46.68348	333,826
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.19812	40,555
2018	$11.19812	$10.10937	40,474
2019	$10.10937	$13.00632	35,035

A-6

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05752	22,869
2017	$10.05752	$12.98963	17,287
2018	$12.98963	$13.11945	11,644
2019	$13.11945	$17.69934	11,754
Putnam VT International Equity Fund - Class IB
2010	$8.51679	$9.24511	172,488
2011	$9.24511	$7.57669	138,205
2012	$7.57669	$9.11308	117,159
2013	$9.11308	$11.51475	105,985
2014	$11.51475	$10.59036	89,678
2015	$10.59036	$10.46300	90,380
2016	$10.46300	$10.06981	70,891
2017	$10.06981	$12.57599	67,370
2018	$12.57599	$10.03505	65,402
2019	$10.03505	$12.39075	55,553
Putnam VT Small Cap Value Fund - Class IB
2010	$10.97505	$13.64152	26,570
2011	$13.64152	$12.82281	25,505
2012	$12.82281	$14.86272	14,591
2013	$14.86272	$20.47136	12,798
2014	$20.47136	$20.89041	10,145
2015	$20.89041	$19.73658	7,282
2016	$19.73658	$24.82636	6,830
2017	$24.82636	$26.42249	7,574
2018	$26.42249	$20.87175	10,290
2019	$20.87175	$25.58355	7,476
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

A-7

Morgan Stanley Variable Annuity II - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With The Enhanced Earnings Death Benefit Option And Income and Death Benefit Combination Option 2
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.02600	$9.97477	2,243
2011	$9.97477	$10.36603	2,053
2012	$10.36603	$11.90642	1,925
2013	$11.90642	$15.70016	269
2014	$15.70016	$16.81059	254
2015	$16.81059	$16.70444	235
2016	$16.70444	$18.17824	135
2017	$18.17824	$21.12276	101
2018	$21.12276	$19.48230	93
2019	$19.48230	$23.59371	88
AB VPS Large Cap Growth Portfolio - Class B
2010	$6.65858	$7.16491	1,126
2011	$7.16491	$6.79006	988
2012	$6.79006	$7.72446	906
2013	$7.72446	$10.36779	778
2014	$10.36779	$11.56321	562
2015	$11.56321	$12.55831	87
2016	$12.55831	$12.59386	75
2017	$12.59386	$16.24735	36
2018	$16.24735	$16.28547	25
2019	$16.28547	$21.43790	144
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.87880	608
2017	$9.87880	$9.74417	581
2018	$9.74417	$9.70306	901
2019	$9.70306	$9.69778	789
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.02746	$13.27686	0
2011	$13.27686	$13.31817	0
2012	$13.31817	$14.69812	0
2013	$14.69812	$16.40746	0
2014	$16.40746	$16.81648	0
2015	$16.81648	$15.31295	0
2016	$15.31295	$17.10707	0
2017	$17.10707	$18.38225	0
2018	$18.38225	$17.23212	0
2019	$17.23212	$19.59362	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.57838	$11.52407	25
2011	$11.52407	$11.17302	27
2012	$11.17302	$12.50490	26
2013	$12.50490	$15.71362	25
2014	$15.71362	$16.49119	25
2015	$16.49119	$15.35891	26
2016	$15.35891	$17.46457	26
2017	$17.46457	$18.53958	0
2018	$18.53958	$16.51461	0
2019	$16.51461	$19.83166	0

A-8

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.28244	$12.91710	260
2011	$12.91710	$12.17961	255
2012	$12.17961	$14.12595	252
2013	$14.12595	$18.85466	0
2014	$18.85466	$18.57746	0
2015	$18.57746	$16.85594	0
2016	$16.85594	$21.50042	0
2017	$21.50042	$23.30921	0
2018	$23.30921	$19.89323	0
2019	$19.89323	$24.62474	0
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.08017	$13.89227	21
2011	$13.89227	$12.16329	22
2012	$12.16329	$14.08856	25
2013	$14.08856	$16.97341	24
2014	$16.97341	$14.77775	24
2015	$14.77775	$13.53777	29
2016	$13.53777	$14.21552	31
2017	$14.21552	$16.25293	0
2018	$16.25293	$13.46260	0
2019	$13.46260	$14.84194	0
Invesco V.I. American Franchise Fund - Series I
2010	$5.67128	$6.65901	2,195
2011	$6.65901	$6.12116	1,915
2012	$6.12116	$6.82005	7,474
2013	$6.82005	$9.36358	4,134
2014	$9.36358	$9.94779	3,732
2015	$9.94779	$10.23387	1,345
2016	$10.23387	$10.25416	1,225
2017	$10.25416	$12.79371	928
2018	$12.79371	$12.07838	807
2019	$12.07838	$16.18280	765
Invesco V.I. American Value Fund - Series I
2010	$11.58666	$13.87650	1,973
2011	$13.87650	$13.72081	1,805
2012	$13.72081	$15.76805	1,675
2013	$15.76805	$20.74187	748
2014	$20.74187	$22.30243	721
2015	$22.30243	$19.85546	192
2016	$19.85546	$22.46777	189
2017	$22.46777	$24.20638	138
2018	$24.20638	$20.71309	135
2019	$20.71309	$25.37131	135
Invesco V.I. Comstock Fund - Series I
2010	$10.56651	$12.00626	1,393
2011	$12.00626	$11.54651	1,378
2012	$11.54651	$13.48721	1,320
2013	$13.48721	$17.96724	0
2014	$17.96724	$19.25488	0
2015	$19.25488	$17.73547	0
2016	$17.73547	$20.38242	0
2017	$20.38242	$23.53510	0
2018	$23.53510	$20.25048	0
2019	$20.25048	$24.85929	0

A-9

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.80953	$10.52894	1,144
2011	$10.52894	$10.30920	1,061
2012	$10.30920	$11.50156	990
2013	$11.50156	$14.56415	763
2014	$14.56415	$15.43096	543
2015	$15.43096	$14.24548	181
2016	$14.24548	$15.38976	178
2017	$15.38976	$17.06498	141
2018	$17.06498	$15.14605	139
2019	$15.14605	$19.13669	136
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.09975	$9.84993	5,670
2011	$9.84993	$9.67006	2,173
2012	$9.67006	$11.24734	1,954
2013	$11.24734	$14.43915	1,045
2014	$14.43915	$15.96082	1,028
2015	$15.96082	$15.96009	641
2016	$15.96009	$17.95347	165
2017	$17.95347	$19.09848	127
2018	$19.09848	$17.29169	129
2019	$17.29169	$21.19164	123
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.38926	1,202
2012	$13.38926	$14.76655	1,188
2013	$14.76655	$18.11028	0
2014	$18.11028	$19.34577	0
2015	$19.34577	$18.51843	0
2016	$18.51843	$20.88794	0
2017	$20.88794	$22.72293	0
2018	$22.72293	$20.14354	0
2019	$20.14354	$23.75398	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.76417	2,925
2012	$9.76417	$10.88071	2,777
2013	$10.88071	$13.05904	1,754
2014	$13.05904	$12.88218	1,723
2015	$12.88218	$12.44128	767
2016	$12.44128	$13.02032	269
2017	$13.02032	$15.67840	207
2018	$15.67840	$13.00596	181
2019	$13.00596	$15.95269	186
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$11.63608	0
2014	$11.63608	$11.59678	0
2015	$11.59678	$11.00172	0
2016	$11.00172	$11.98770	0
2017	$11.98770	$12.48508	0
2018	$12.48508	$11.82035	0
2019	$11.82035	$13.14490	0

A-10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$11.88225	$13.28420	0
2011	$13.28420	$12.18502	0
2012	$12.18502	$13.24491	0
2013	$13.24491	$16.71531	0
2014	$16.71531	$17.10224	0
2015	$17.10224	$16.08019	0
2016	$16.08019	$17.87133	0
2017	$17.87133	$20.12199	0
2018	$20.12199	$17.47390	0
2019	$17.47390	$21.44665	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.41192	$14.22994	0
2011	$14.22994	$12.63667	0
2012	$12.63667	$13.81899	0
2013	$13.81899	$18.49436	0
2014	$18.49436	$19.51271	0
2015	$19.51271	$19.31588	0
2016	$19.31588	$19.03328	0
2017	$19.03328	$22.77733	0
2018	$22.77733	$21.00172	0
2019	$21.00172	$27.57220	0
Invesco V.I. S&P 500 Index Fund - Series I
2010	$8.07240	$9.08506	1,140
2011	$9.08506	$9.06566	1,025
2012	$9.06566	$10.27239	930
2013	$10.27239	$13.27528	668
2014	$13.27528	$14.73822	648
2015	$14.73822	$14.58769	197
2016	$14.58769	$15.92966	184
2017	$15.92966	$18.92498	143
2018	$18.92498	$17.64881	132
2019	$17.64881	$22.63360	124
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.40210	$18.66996	175
2011	$18.66996	$16.98916	167
2012	$16.98916	$18.09000	195
2013	$18.09000	$24.36703	0
2014	$24.36703	$24.34228	11
2015	$24.34228	$22.44183	0
2016	$22.44183	$20.05684	0
2017	$20.05684	$27.26866	0
2018	$27.26866	$29.55671	0
2019	$29.55671	$40.57137	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$23.64174	$27.56920	1,523
2011	$27.56920	$22.08980	1,481
2012	$22.08980	$25.95831	1,448
2013	$25.95831	$25.17077	836
2014	$25.17077	$23.55280	834
2015	$23.55280	$20.60743	211
2016	$20.60743	$21.55109	204
2017	$21.55109	$28.51947	159
2018	$28.51947	$23.05761	128
2019	$23.05761	$27.01433	135

A-11

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.36279	0
2015	$16.36279	$13.82527	0
2016	$13.82527	$15.61363	0
2017	$15.61363	$17.28082	0
2018	$17.28082	$15.59882	0
2019	$15.59882	$19.60766	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$9.95108	$10.30343	2,140
2011	$10.30343	$9.72338	2,084
2012	$9.72338	$10.84440	2,029
2013	$10.84440	$12.31864	765
2014	$12.31864	$12.32871	761
2015	$12.32871	$11.30603	302
2016	$11.30603	$11.69499	298
2017	$11.69499	$13.30419	234
2018	$13.30419	$12.18504	226
2019	$12.18504	$14.05921	212
Morgan Stanley VIF Growth Portfolio, Class I
2010	$8.32149	$10.01666	1,387
2011	$10.01666	$9.53918	1,237
2012	$9.53918	$10.68870	1,170
2013	$10.68870	$15.50616	916
2014	$15.50616	$16.15780	859
2015	$16.15780	$17.76744	402
2016	$17.76744	$17.12308	163
2017	$17.12308	$24.01562	138
2018	$24.01562	$25.29911	109
2019	$25.29911	$32.66921	250
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$18.19544	$23.16796	1,179
2011	$23.16796	$24.04261	1,059
2012	$24.04261	$27.28362	959
2013	$27.28362	$27.27892	677
2014	$27.27892	$34.66923	669
2015	$34.66923	$34.70305	157
2016	$34.70305	$36.31766	139
2017	$36.31766	$36.68929	109
2018	$36.68929	$33.16749	105
2019	$33.16749	$38.64849	101
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$14.19787	$15.20024	3,984
2011	$15.20024	$15.63844	3,752
2012	$15.63844	$17.47952	3,515
2013	$17.47952	$17.30064	2,766
2014	$17.30064	$18.26925	2,751
2015	$18.26925	$17.52406	231
2016	$17.52406	$18.38540	215
2017	$18.38540	$19.21082	169
2018	$19.21082	$18.06330	170
2019	$18.06330	$20.52165	154
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.14824	230
2018	$11.14824	$9.99370	218
2019	$9.99370	$12.76785	210

A-12

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04945	260
2017	$10.04945	$12.88901	214
2018	$12.88901	$12.92648	187
2019	$12.92648	$17.31738	168
Putnam VT International Equity Fund - Class IB
2010	$9.08027	$9.78809	1,617
2011	$9.78809	$7.96574	1,479
2012	$7.96574	$9.51403	1,422
2013	$9.51403	$11.93758	1,067
2014	$11.93758	$10.90262	885
2015	$10.90262	$10.69632	279
2016	$10.69632	$10.22273	267
2017	$10.22273	$12.67821	218
2018	$12.67821	$10.04557	194
2019	$10.04557	$12.31725	208
Putnam VT Small Cap Value Fund - Class IB
2010	$10.40123	$12.83820	0
2011	$12.83820	$11.98365	0
2012	$11.98365	$13.79296	0
2013	$13.79296	$18.86553	0
2014	$18.86553	$19.11737	0
2015	$19.11737	$17.93543	0
2016	$17.93543	$22.40387	0
2017	$22.40387	$23.67840	0
2018	$23.67840	$18.57276	0
2019	$18.57276	$22.60685	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

A-13

Appendix B
Calculation Of Enhanced Earnings Death Benefit

Example 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
Death Benefit Earnings	=	$25,000 ($125,000-$100,000)
Enhanced Earnings Death Benefit	=	40% × $25,000 = $10,000
Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.
Example 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
Death Benefit Earnings	=	$19,000 ($114,000-$95,000)
Enhanced Earnings Death Benefit	=	40%× $19,000 = $7,600
Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.
Example 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
Death Benefit Earnings	=	$20,000 ($140,000-$120,000)
Enhanced Earnings Death Benefit	=	25% of $20,000 = $5,000
In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

B-1

40137                                                     MORGAN2

Supplement dated May 1, 2020, to the
Prospectus for your Variable Annuity
Issued by
ALLSTATE LIFE INSURANCE COMPANY

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you have any questions, please contact your financial professional or our Variable Annuities Service Center at (800) 457-7617. Our representatives are available to assist you Monday through Friday between 7:30 a.m. and 5:00 p.m. Central time.
Note: You should consult with us and your tax advisor as provisions enacted in response to the COVID-19 outbreak continue to evolve, as additional information is received and communicated by the IRS and the Department of Labor.
On March 27, 2020 (Date of Enactment), Congress passed and President Trump signed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans.
Waiver of Required Minimum Distributions (RMDs) for 2020
The requirement to take minimum distributions from defined contribution plans and IRAs is waived for 2020.  The waiver would apply to any RMD due from such an arrangement in 2020, even RMDs with respect to the 2019 tax year that are due in 2020.  For example, if an IRA owner turned age 70½ in 2019, they owe an RMD for the 2019 tax year but can wait until 4/1/20 to take it.  If they did not take that first RMD in 2019, the bill waives it, along with the requirement to take their second RMD (for the 2020 tax year) by the end of 2020.  The relief applies both to lifetime and post-death RMDs.  In that regard, if the post-death 5-year rule applies, the 5-year period is determined without regard to calendar year 2020 and thus, the 5 year rule is extended by one year.  It is unclear whether this treatment applies for the 10-year period imposed by the SECURE Act. Although also unclear, the 1-year election rule for life expectancy payments by an eligible beneficiary may be extended based on the position the IRS took in Notice 2009-82.
Withdrawals from Employer Plans and IRAs, including Roth IRAs
Relief is provided for “coronavirus-related distributions” from qualified plans and IRAs. The relief applies to such distributions made at any time during the 2020 calendar year, as follows:

•	Permits such distributions to be treated as in-service distributions, even if such amounts are not otherwise distributable from the plan under sections 401(k), 403(b), or 457, as applicable;

•	Provides an exception to the 10% early distribution penalty under Code section 72(t) (but not for the similar penalty tax under Code section 72(q) that applies to non-qualified annuities);

•	Exempts such distributions from the 402(f) notice requirements and mandatory 20% withholding applicable to eligible rollover distributions, as applicable;

•
Permits the individual to include income attributable to such distributions ratably over the three-year period beginning with the year the distribution would otherwise be taxable (this spreading would apply unless the taxpayer elects out); and

•
Permits recontribution of such distribution to a plan or IRA within three years, in which case the recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution.

The distribution must come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e. , an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan.  The relief would be limited to aggregate distributions of $100,000.  See below for a description of who is eligible for the relief.
Plan Loans
The following relief is provided with respect to plan loans (if available under a contract) taken by any “qualified individual” who is affected by the coronavirus:

•
For loans made during the 180-day period beginning on the date of enactment, the maximum loan amount would be increased from $50,000 or 50% of the vested account balance to $100,000 or 100% of the vested account balance.  Note that Department of Labor regulations require that plan loans be secured by no more than half of the account balance.  It is not clear whether this is an impediment to increasing the loan limit to 100% of the account balance.  We understand that DOL is aware of this issue.

•
The due date for any repayment on a loan that otherwise is due between the date of enactment and December 31, 2020, would be delayed for one year.  This also would extend the maximum loan period (normally five years).

MORGAN3

Based on prior IRS guidance involving similar relief for natural disasters, all of the changes would be optional for plans See below for a description of who is eligible for the plan loan relief.
Eligible Individuals for Withdrawal and Loan Relief
The administrator of an eligible retirement plan may rely on an employee’s certification that the employee satisfies the conditions for eligibility.  The eligibility criteria for the relief remain the same, meaning the individual must fall within one of the following categories:

•	The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention;

•	The individual’s spouse or dependent is diagnosed with such virus or disease; or

•
The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by the Secretary of the Treasury.

IRS Guidance
Extension of IRA Contribution Deadline
The deadline for making an IRA or Roth IRA contribution has been extended until July 15, 2020, the extended deadline for filing an individual’s 2019 tax return.

MORGAN3

Morgan Stanley Variable Annuity 3
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
Prospectus dated May 1, 2020

Allstate Life Insurance Company (“Allstate Life”) offered the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus discloses all material features of the contracts, including any material state variation that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales effective December 1, 2003. If you have already purchased the Contract you may continue to make purchase payments according to the Contract. Contracts may not have been available in all states or through your sales representative at the time you purchased your contract. Please check with your sales representative for details.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
The Fixed Account Options we offer include the Standard Fixed Account Option , and the 6 and 12 month Dollar Cost Averaging Options . The Basic Dollar Cost Averaging Option is currently closed. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information.
The Contract offers various* investment alternatives ( “investment alternatives” ). The investment alternatives include fixed account options (“ Fixed Account Options ”) and variable sub-accounts ( “Variable Sub-Accounts” ) of the Allstate Financial Advisor Separate Account I (“ Variable Account ”). Each Variable Sub-Account invests exclusively in shares of portfolios (“Portfolios”), listed below, of certain mutual funds (“ Funds ”):

MORGAN3

Portfolios:
Fidelity® Variable Insurance Products	Franklin Templeton Variable Insurance Products Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Putnam Variable Trust	Morgan Stanley Variable Investment Series (VIS)
Fidelity® VIP Government Money Market Portfolio - Initial Class	FTVIP Franklin Income VIP Fund - Class 2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II	Putnam VT Equity Income Fund - Class IB	Morgan Stanley VIS Income Plus Portfolio - Class Y
Fidelity® VIP Government Money Market Portfolio - Service Class 2	FTVIP Mutual Shares VIP Fund - Class 2	Invesco V.I. American Franchise Fund - Series I	Putnam VT Growth Opportunities Fund - Class IB	Morgan Stanley Variable Insurance Fund, Inc. (VIF)
	FTVIP Templeton Foreign VIP Fund - Class 2	Invesco V.I. American Franchise Fund - Series II	Putnam VT International Equity Fund - Class IB	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
		Invesco V.I. American Value Fund - Series I	Putnam VT Small Cap Value Fund - Class IB	Morgan Stanley VIF Global Infrastructure Portfolio - Class II
		Invesco V.I. Comstock Fund, Series II		Morgan Stanley VIF Global Strategist Portfolio - Class I
		Invesco V.I. Core Equity Fund - Series I		Morgan Stanley VIF Global Strategist Portfolio - Class II
		Invesco V.I. Diversified Dividend Fund - Series II		Morgan Stanley VIF Growth Portfolio - Class I
		Invesco V.I. Equity and Income Portfolio, Series II		Morgan Stanley VIF Growth Portfolio - Class II
		Invesco V.I. Global Core Equity Fund - Series II		Morgan Stanley VIF Discovery Portfolio - Class I
		Invesco V.I. High Yield Fund - Series II		Morgan Stanley VIF U.S. Real Estate Portfolio - Class I
Invesco V.I. Mid Cap Core Equity Fund - Series I
Invesco V.I. S&P 500 Index Fund - Series II
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio - Class B
AB VPS Large Cap Growth Portfolio - Class B
We (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2020 , with the Securities and Exchange Commission (“SEC”). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s website (www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC’s website.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by calling 1-800-457-7617.
You may elect to receive all future shareholder reports in paper free of charge by calling 1-800-457-7617. Your election to receive reports in paper will apply to all portfolios available under your contract.

IMPORTANT NOTICES
The SEC has not approved or disapproved the securities described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

(i)

Glossary of Terms

We set forth here definitions of some of the key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the section of the prospectus that uses such terms.
Accumulation Phase: The period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the Contract. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York.
Annuitant: The individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active AssetsTM Account. Please consult your Morgan Stanley Financial Advisor for details.
Automatic Portfolio Rebalancing Program: A program that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary: The natural person(s) or entity(ies) designated as the recipients of the Death Benefit. You may name one or more primary and contingent Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary

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Primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

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Contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

Code - The Internal Revenue Code of 1986, as amended.
Contract*: The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company.
Contract Anniversary: Each twelve-month period from that date of your contract’s issue date.
Contract Owner (“you”): The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value: During the Accumulation Phase, the contract value is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
Contract Year: The period of time measured from the date we issue your Contract or a “Contract Anniversary.”
Death Benefit Anniversary: Every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
Death Benefit Combination Option: Under this option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option.
Dollar Cost Averaging: An Investment option that offers the Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

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* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates unless the context requires otherwise.
Dollar Cost Averaging Fixed Account Options (Basic Dollar Cost Averaging Option): The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. Under this option, purchase payments allocated to the Basic Dollar Cost Averaging Option earn interest for a 1-year period at the current rate in effect at the time of allocation. We credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. Renewal rates will not be less than the minimum guaranteed rate found in the Contract. You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options: Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.
Due Proof of Death: Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Enhanced Earnings Death Benefit Plus Option: An option under which the death benefit largely depends on the amount of earnings that accumulate under your Contract. The Enhanced Earnings Death Benefit Plus Option may not be available in all states.
Excess-of-Earnings Withdrawals: The amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
Fixed Account Options: The Fixed Account consists of our general assets other than those in segregated asset accounts. The Fixed Account Options we currently offer are the Standard Fixed Account Option and the 6 and 12 month Dollar Cost Averaging Option. Other Options may be available in the future.
Funds: Refers to the mutual funds in which each Variable Sub-Account invests.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our service center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Income and Death Benefit Combination Option 2: The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination Option both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract.
Income Benefit Combination Option 2: This Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B). The Income Benefit Combination Option 2 can no longer be added to your Contract.
In-Force Earnings: The Contract Value minus the In-Force Premium equals the In-Force Earnings. The In-Force Earnings amount will never be less than zero.
In-Force Premium: The Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract (“Rider Date”) plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date equals In-Force Premium. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
Income Plans: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan. There are three Income Plans available under the Contract. Each is available to provide: fixed income payments; variable income payments; or a combination of the two.

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Investment Alternatives: The Fixed Account Option and the Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.
Issue Date: The date we issued your Contract.
Payout Phase: When you receive income payments, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
Payout Start Date: The day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than: the Annuitant’s 99th Birthday, or the 10th Contract Anniversary, if later. You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
Performance Death Benefit Option: An option providing that on each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
Portfolios: Underlying mutual fund(s) in which a Sub-Account of Separate Account invests. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Systematic Withdrawal Program: The option to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.
Tax Qualified Contracts: Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.
Variable Account: Consists of multiple Variable SubAccounts, each of which is available under the Contract.
Variable SubAccount: Invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. You may allocate your purchase payments to various Variable Sub-Accounts.

3

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments	We are no longer offering new contracts. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
Expenses	You will bear the following expenses:

• Total Variable Account annual fees equal to 1.35% of daily net assets (1.48% if you select the Performance Death Benefit Option or 1.59% if you select the Death Benefit Combination Option, or 1.65% if you select the Income Benefit Combination Option 2 or 1.85% if you select the Income and Death Benefit Combination Option 2)

• If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35% (depending on the age of the oldest Contract owner (or Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, (“Rider Application Date”))

• Annual contract maintenance charge of $35 (waived in certain cases)
• Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)
• Transfer fee of $25 after the 12th transfer in any Contract Year (fee currently waived)
• State premium tax (if your state imposes one)
In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
Investment Alternatives	The Contract offers various investment alternatives including:
• Fixed Account Options (which credit interest at rates we guarantee)
• Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:
• AllianceBernstein L.P.
• Fidelity® Management & Research Company LLC (FMR)
• Franklin Advisers, Inc.
• Franklin Mutual Advisers, LLC
• Invesco Advisers, Inc.
• Morgan Stanley Investment Management Inc.
• Putnam Investment Management, LLC
• Templeton Investment Counsel, LLC
To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.
Special Services	For your convenience, we offer these special services:
• Automatic Additions Program
• Automatic Portfolio Rebalancing Program
• Dollar Cost Averaging Program
• Systematic Withdrawal Program
Income Payments	You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:
• life income with payments guaranteed for 120 months
• joint and survivor life income with guaranteed payments
• guaranteed payments for a specified period
Death Benefits	If you die before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer death benefit options.

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Transfers
Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any Guarantee Period must be at least $500.

We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each “Contract Year,” which we measure from the date we issue your Contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax. A withdrawal charge also may apply.

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How the Contract Works

The Contract basically works in two ways.
First, the Contract can help you (we assume you are the “Contract owner”) save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income Payments” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary, will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contract works.

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Expense Table

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your variable annuity contract. State premium taxes may also be deducted. Each of the charges and expenses is more fully described in "Expenses" later in this Prospectus. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.
The following table describes the fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or transfers.
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Contract	Maximum
Morgan Stanley 3 Variable Annuity	6%

Transfer Fee                     $25***

Withdrawal Charges in subsequent years
Number of Complete Years Since We Received the Payment Being Withdrawn	1	2	3	4	5	6+
Applicable Charge	5%	5%	4%	3%	2%	0%
*During each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge. See “Withdrawal Charges” for more information.
** There is no charge for the first 12 transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.
We are currently waiving the Transfer Fee.

The following table describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
Other Periodic Fees

Charge	Maximum
Annual Maintenance Charge	$35*
* If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

	Mortality and Expense Risk Charge	Administrative Expense Charge	Total Variable Account Annual Expense
Base Contract	1.25%	0.10%	1.35%
With the Performance Death Benefit Option	1.38%	0.10%	1.48%
With the Death Benefit Combination Option	1.49%	0.10%	1.59%
With the Income Benefit Combination Option 2*	1.55%	0.10%	1.65%
With the Income and Death Benefit Combination Option 2*	1.75%	0.10%	1.85%
If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

	Mortality and Expense Risk Charge	Administrative Expense Charge	Total Variable Account Annual Expense
Base Contract	1.60%	0.10%	1.70%
With the Performance Death Benefit Option	1.73%	0.10%	1.83%
With the Death Benefit Combination Option	1.84%	0.10%	1.94%
With the Income Benefit Combination Option 2*	1.90%	0.10%	2.00%
With the Income and Death Benefit Combination Option 2*	2.10%	0.10%	2.20%
* These options are no longer available to be added to your Contract.
** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or

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Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.
PORTFOLIO ANNUAL EXPENSE – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.26%	1.74%

(1)	Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2019.
EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated,

•	earned a 5% annual return on your investment,

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Portfolio Operating Expenses as listed in the Expense Table, and these remain the same each year*

•	elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Plus Option (Age 66-75).
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
* Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,036	$1,813	$2,500	$4,458
If you do not surrender your annuity; or if you annuitize your annuity at the end of the applicable time period: [1]	$436	$1,313	$2,200	$4,458

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call the “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information.

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To obtain additional detail on each of the Variable Sub-Account’s financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

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The Contract

CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan you want to use to receive retirement income,

•	the owner, while the Annuitant is alive,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

•	any other rights that the Contract provides.
If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.
Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract.
ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.
You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.
BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.
A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

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If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.
Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or assessment of the 10% additional tax. You should consult with your attorney before trying to assign your Contract.

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Purchases

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active AssetsTM Account. Please consult your Morgan Stanley Financial Advisor for details.
ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.
We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our service center in Good Order. We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date. There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If state law requires, we will return the greater of the purchase payments, as described, or the Settlement Value. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.
Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

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ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

•	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge
We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.
We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.
You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub- Account and, therefore, your Contract Value.
Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.
The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice.
You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Fund prospectuses, please contact us at 1-800-457-7617.

Portfolio:	Investment Objective:	Investment Advisor:
Morgan Stanley Variable Investment Series (VIS)
Morgan Stanley VIS Income Plus Portfolio – Class Y
The Fund seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.
Morgan Stanley Investment Management Inc.
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Emerging Markets Equity Portfolio – Class I
The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Global Infrastructure Portfolio – Class II	The Fund seeks both capital appreciation and current income.
Morgan Stanley VIF Global Strategist Portfolio – Class I(1)	The Fund seeks total return.
Morgan Stanley VIF Global Strategist Portfolio – Class II(1)	The Fund seeks total return.
Morgan Stanley VIF Growth Portfolio – Class I	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies
Morgan Stanley VIF Growth Portfolio – Class II(9)	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies
Morgan Stanley VIF Discovery Portfolio – Class I	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley VIF U.S. Real Estate Portfolio – Class I(4)
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

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Portfolio:	Investment Objective:	Investment Advisor:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II(11)	The fund seeks capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund – Series I	Seek capital growth
Invesco V.I. American Franchise Fund – Series II	Seek capital growth
Invesco V.I. American Value Fund – Series I	Long-term capital appreciation.
Invesco V.I. Comstock Fund, Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks
Invesco V.I. Core Equity Fund – Series I(6)	Long-term growth of capital
Invesco V.I. Diversified Dividend Fund – Series II	Provide reasonable current income and long-term growth of income and capital
Invesco V.I. Equity and Income Portfolio, Series II	Both capital appreciation and current income
Invesco V.I. Global Core Equity Fund – Series II(2)	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers
Invesco V.I. High Yield Fund – Series II	Total return, comprised of current income and capital appreciation
Invesco V.I. Mid Cap Core Equity Fund – Series I(3)	Long-term growth of capital
Invesco V.I. S&P 500 Index Fund – Series II	To provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index

AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio – Class B	Long term growth of capital	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio – Class B(10)	Long term growth of capital
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin Income VIP Fund – Class 2(7)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Advisers, Inc.
FTVIP Mutual Shares VIP Fund – Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers, LLC
FTVIP Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Equity Income Fund – Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT Growth Opportunities Fund – Class IB(5)	Seeks capital appreciation.
Putnam VT International Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT Small Cap Value Fund – Class IB	Seeks capital appreciation.
Fidelity® Variable Insurance Products
Fidelity® VIP Government Money Market Portfolio – Initial Class	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® Management & Research Company LLC (FMR)
Fidelity® VIP Government Money Market Portfolio – Service Class 2(8)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

(1)	Effective on May 17, 2013, the VIF Global Strategist Portfolio - Class I & Class II was closed to new investors.

(2)
Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series II Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(3)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(5)	Effective November 18, 2016, the Putnam VT Voyager Fund – Class IB was merged into the Putnam VT Growth Opportunities Fund – Class IB.

(6)
Effective as of December 23, 2016, the Invesco V.I. Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the

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closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

(8)	Effective October 19, 2018, the Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y were liquidated.
On the liquidation date, the Portfolios were no longer available under your Annuity Contract, and any Contract Value allocated to the Sub-Account investing in the liquidated Portfolio was transferred, as of the close of business on the liquidation date to the Sub-account investing in the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

(9)
Effective at the close of business April 24, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was closed for new purchase payment allocations to all Contract owners. Effective April 29, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was merged into the Morgan Stanley VIF Growth Portfolio - Class II. Effective April 30, 2019, the Morgan Stanley VIF Growth Portfolio – Class II Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date.

(10)	Effective April 29, 2019, the AB VPS Growth Portfolio - Class B was merged into the AB VPS Large Cap Growth Portfolio - Class B.

(11)
Effective May 1, 2020, the Invesco V.I. Mid Cap Growth Fund  -  Series II merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund  -  Series II. Effective May 4, 2020, the Invesco V.I. Mid Cap Growth - Series II Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Investment Alternatives: The Fixed Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future . Please consult with your Morgan Stanley Financial Advisor for current information.
The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. The Fixed Account is part of the Company's general account. Insurance and annuity obligations and the guaranteed benefits under the Contracts are supported by the Company's general account and are subject to the Company's claims paying ability. Therefore, contract owners should look to the financial strength of the company for its claims paying ability.
We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
Basic Dollar Cost Averaging Option. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.
You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options.    Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the

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current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.
At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.
You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.
Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.
We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.
STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.
Interest Rates.    We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.
We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.
After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.
We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1.	25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2.	25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

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These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable

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Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.
You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

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We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

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Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.
If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.
We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.
TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown in the “Expense Table” section of this prospectus. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

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We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.
We do not apply a withdrawal charge in the following situations:

•	on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

•	the death of the Contract owner or Annuitant (unless the Contract is continued); and

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.
Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Our status under the Code is briefly described in the “Taxes” section.
OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see the “Expense Table” section of this prospectus.

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Access to Your Money

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the “Income Payments” section of this prospectus.
You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax.
You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.
The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:
1.The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;
2.An emergency exists as defined by the SEC; or
3.The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract’s value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

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Income Payments

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

•	the Annuitant’s 99th Birthday, or

•	the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax.
Three Income Plans are available under the Contract. Each is available to provide:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.
The three Income Plans are:
Income Plan 1 – Life Income With Payments Guaranteed for 120 Months.    Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 2 –Joint and Survivor Life Income.     Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.
Income Plan 3 – Guaranteed Payments For a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.
The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.
We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.
If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

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You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.
We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	we may reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. The payments you receive may also be higher or lower depending on the frequency and duration of payments. For example, the shorter the duration of payments, the higher they will be; and the higher the frequency of payments, the lower they will be.
In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1.	deducting any applicable premium tax; and

2.	applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.
We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B), described below.
Eligibility.     To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•	You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the “Rider Date”);

•	The Payout Start Date must occur during the 30 day period following a Contract Anniversary; and

•
You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

•	The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.
If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

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INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.
The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.
In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.
We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).
Withdrawal Adjustment.    The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1)	= the withdrawal amount

2)	= the Contract Value immediately prior to the withdrawal, and

3)	= the most recently calculated Income Base
The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.
As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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Death Benefits

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.
We will pay the death benefit to the new Contract owner (“New Owner”) who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).
A request for payment of the death benefit must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

•	a certified copy of a death certificate,

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

•	any other proof acceptable to us.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.	the Contract Value as of the date we determine the death benefit, or

2.	the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3.
the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.
A “Death Benefit Anniversary” is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.
Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an “option”), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.
If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.
Performance Death Benefit Option.    The Performance Death Benefit on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

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We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.
If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.
Death Benefit Combination Option.    If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option.
Death Benefit A.    Death Benefit A on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.
We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner’s (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

•
We will reduce the Death Benefit A by a withdrawal adjustment equal to: (i) the Death Benefit A, immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

•	We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.
If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.
Income and Death Benefit Combination Option 2.     The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.
The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination Option (described above) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.
In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.
Enhanced Earnings Death Benefit Plus Option    You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

•
the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

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If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

•
the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

•
the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:
In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract (“Rider Date”) plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.
An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under “Death Benefit Payments” below.
The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.
For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.
DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)	transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)	transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

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(iii)	transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.
If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.
If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.
If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.
If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner’s named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
We reserve the right to offer additional options upon the death of Owner.
If the New Owner is a corporation, trust, or other non- living person:
(a)The New Owner may elect to receive the death benefit in a lump sum; or
(b)If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.
We reserve the right to offer additional options upon the death of Owner.
If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.
Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.
DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

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If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:
(a)The Contract owner may elect to receive the death benefit in a lump sum; or
(b)If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.
We reserve the right to offer additional options upon Death of Annuitant.
The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

More Information

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company (“Northbrook”) issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook’s assets and became directly liable for Northbrook’s liabilities and obligations with respect to all contracts issued by Northbrook.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
A large-scale pandemic, the occurrence of terrorism or military actions may have an adverse effect on our business A large-scale pandemic (such as coronavirus or COVID-19), the occurrence of terrorism or military and other actions, may result in loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in our investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

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We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%.

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Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.
We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.
In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.
Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.
Administration.   We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2019, consisted of the following: Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.

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NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

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Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section provided that all grantors of the trust are natural persons. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account of a Non-qualified Annuity must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the

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diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Cost Basis. Generally, the cost basis in an annuity is the amount you pay into your annuity, or into annuity exchanged for your annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a qualified retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for qualified retirement plans, which is the responsibility of the Contract Owner.
Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Maximum Annuity Date. You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Partial Annuitization.    An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the code. We do not currently permit partial annuitization.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

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•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits.
If an Owner dies before the Annuity Date, the Death Benefit distributions are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

•	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

•
Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.

•
Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining investment in the contract is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.
Medicare Tax on Net Investment Income.    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all other taxpayers , and approximately $12,700 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
10% Additional Tax on Premature Distributions.     A 10% additional tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The additional tax generally applies to any distribution made prior to the date you attain age 59  1 / 2 . However, no additional tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	the amount is paid on or after the death of the Contract Owner (or the death of the Annuitant when the owner is not an individual);

•	the amount received is attributable to the Contract Owner becoming disabled (as defined in the Code);

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•
made under an immediate annuity and the annuity (within the meaning of the Code) start date is no more than one year from the date of purchase (the first monthly annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% additional tax unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years

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in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of transactions in such cases.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% additional tax. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

1.	Individual Retirement Annuities (IRAs) under Code Section 408(b);

2.	Roth IRAs under Code Section 408A;

3.	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

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4.	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

5.	Tax Sheltered Annuities under Code Section 403(b);

6.	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 ½   (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date). Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a tax advisor.
The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

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Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
10% Additional Tax on Premature Distributions from Tax Qualified Contracts.     A 10% additional tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The additional tax generally applies to any distribution made prior to the date you attain age 59  1 / 2 . However, no additional tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs),

•	made for qualified expenses after the birth or adoption of a child ($5,000 limit on expenses incurred within 1 year after birth or adoption), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the additional tax for premature distributions, will be subject to a 25% additional tax.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to an additional 10% tax unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S.

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taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a taxpayer identification number and has payment made to a U.S. address.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 ½   (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date). Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2) the total amount of reductions for all tax years preceding the current tax year.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2) the total amount of reductions for all tax years preceding the current tax year.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.
Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% additional tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. You should consult with your tax adviser before making such a recharacterization. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).

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Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your tax advisor.
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we

41

will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)). The post-death distribution requirements under prior law continue to apply in certain circumstances.

•
Prior law. Under prior law, if an employee under an employer sponsored plan or IRA owner dies prior to the required beginning date, the remaining interest must be distributed (1) within 5 years after the death (the “5-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee or IRA owner dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

•
The new law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed by December 31 st of the year that includes the 10 year anniversary of your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies.  A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner.  An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you.  An individual’s status as an EDB is determined on the date of your death.

This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death ( i.e. , a new 10-year distribution period begins).

42

Instead of taking distributions under the new 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).
The new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee or IRA owner was alive could continue to be made under that method after the death of the employee or IRA owner. However, under the new law, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the new post-death distribution requirements.
The new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”)) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.
If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law can apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
In addition, the new post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

•
Spousal continuation. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse reaches age 70½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date) by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.

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Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.
Please consult with your tax or legal adviser for additional information.

44

Statement of Additional Information
Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
Purchase of Contracts
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Amount Income Payments
Calculation of Annuity Unit Values
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account’s Assets
Experts
Financial Statements
Appendix A-Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

45

Appendix A
Calculation of Enhanced Earnings Death Benefit Plus Amount

Example 1:
Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:		$125,000.00
(B) Total Purchase Payments		$100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$0.00
(D) In-Force Premium:	(D) = (B) - (C)	$100,000.00
(E) In-Force Earnings:	(E) = (A) - (D)	$25,000.00
(F) Cap:	(F) = 100% × (D)	$100,000.00
(G) Enhanced Earnings Death Benefit Plus*:	(G) = MIN [50% × (E); (F)]	$12,500.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2:
Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$105,000.00
(2) Total Purchase Payments:		$100,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$0.00
(4) In-Force Premium:		$100,000.00
(5) In-Force Earnings:	(5) = (1) - (4)	$5,000.00
(6) Withdrawal Amount:		$10,000.00
(7) Excess-of Earnings Withdrawal:	(7) = (6) - (5) and cannot be negative	$5,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$5,000.00
The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:		$114,000.00
(B) In-Force Premium (before withdrawal):		$100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$5,000.00
(D) In-Force Premium (after withdrawal):	(D) = (B) - (C)	$95,000.00
(E) In-Force Earnings:	(E) = (A) - (D)	$19,000.00
(F) Cap:	(F) = 100% × (D)	$95,000.00
(G) Enhanced Earnings Death Benefit Plus*:	(G) = MIN [50% × (E); (F)]	$9,500.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

A-1

Example 3:
This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$130,000.00
(2) Contract Value on Rider Date:		$110,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$0.00
(4) In-Force Premium:		$110,000.00
(5) In-Force Earnings:	(5) = (1) - (4)	$20,000.00
(6) Withdrawal Amount:		$50,000.00
(7) Excess-of Earnings Withdrawal:	(7) = (6) -(5) and cannot be negative	$30,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$30,000.00
The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:		$140,000.00
(B) In-Force Premium (before withdrawal and purchase payment):		$110,000.00
(C) Total Excess-of-Earnings Withdrawals:		$30,000.00
(D) Additional Purchase Payment:		$40,000.00
(E) In-Force Premium (after withdrawal and purchase payment):		$120,000.00
(F) In-Force Earnings:	(F) = (A) - (E)	$20,000.00
(G) Cap:	(G) = 50% × (E)	$60,000.00
(H) Enhanced Earnings Death Benefit Plus*:	(H) = MIN [25% × (F); (G)]	$5,000.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

A-2

APPENDIX B - ACCUMULATION UNIT VALUES

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-
Account since the Contracts were first offered; for a maximum of 10 years. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the
Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on
May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

This information reflects Sub-Account names as of December 31, 2019. Please refer to the Investment Alternatives: The Variable Sub-Accounts section of the prospectus for information on name changes.

Morgan Stanley Variable Annuity 3 - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Base Contract
Mortality & Expense = 1.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.50640	$10.57941	224,436
2011	$10.57941	$11.07144	159,339
2012	$11.07144	$12.80620	139,720
2013	$12.80620	$17.00515	106,651
2014	$17.00515	$18.33578	79,017
2015	$18.33578	$18.34799	67,218
2016	$18.34799	$20.10664	60,230
2017	$20.10664	$23.52708	46,558
2018	$23.52708	$21.85325	37,797
2019	$21.85325	$26.65086	36,735
AB VPS Large Cap Growth Portfolio - Class B
2010	$5.77004	$6.25239	77,813
2011	$6.25239	$5.96683	56,729
2012	$5.96683	$6.83572	49,607
2013	$6.83572	$9.23933	34,403
2014	$9.23933	$10.37699	36,858
2015	$10.37699	$11.34916	33,542
2016	$11.34916	$11.46102	24,193
2017	$11.46102	$14.88933	23,247
2018	$14.88933	$15.02973	19,798
2019	$15.02973	$19.92381	20,324
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.91108	113,871
2017	$9.91108	$9.82007	92,358
2018	$9.82007	$9.82307	154,525
2019	$9.82307	$9.86221	148,926
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.51197	$13.90865	100,363
2011	$13.90865	$14.04971	80,087
2012	$14.04971	$15.61462	71,124
2013	$15.61462	$17.55295	59,429
2014	$17.55295	$18.11693	50,142
2015	$18.11693	$16.61308	51,933
2016	$16.61308	$18.68949	46,730
2017	$18.68949	$20.22325	39,139
2018	$20.22325	$19.09189	26,011
2019	$19.09189	$21.86072	23,661
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$11.00762	$12.07586	27,474
2011	$12.07586	$11.79010	23,318
2012	$11.79010	$13.28845	20,079
2013	$13.28845	$16.81545	10,615
2014	$16.81545	$17.77152	9,311
2015	$17.77152	$16.66764	9,072
2016	$16.66764	$19.08547	7,841
2017	$19.08547	$20.40212	7,806
2018	$20.40212	$18.30218	5,268
2019	$18.30218	$22.13260	4,199

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.61196	$14.55852	28,205
2011	$14.55852	$12.83609	22,483
2012	$12.83609	$14.97252	21,151
2013	$14.97252	$18.16500	17,137
2014	$18.16500	$15.92641	12,236
2015	$15.92641	$14.69263	9,883
2016	$14.69263	$15.53628	9,178
2017	$15.53628	$17.88735	11,473
2018	$17.88735	$14.92118	9,532
2019	$14.92118	$16.56550	7,888
Invesco V.I. American Franchise Fund - Series I
2010	$4.99162	$5.90208	84,248
2011	$5.90208	$5.46342	68,351
2012	$5.46342	$6.13006	112,119
2013	$6.13006	$8.47535	110,367
2014	$8.47535	$9.06740	92,080
2015	$9.06740	$9.39371	88,113
2016	$9.39371	$9.47827	72,299
2017	$9.47827	$11.90843	56,785
2018	$11.90843	$11.32207	45,525
2019	$11.32207	$15.27601	37,925
Invesco V.I. American Franchise Fund - Series II
2010	$7.21815	$8.51476	49,224
2011	$8.51476	$7.86398	32,865
2012	$7.86398	$8.79768	22,641
2013	$8.79768	$12.13389	22,340
2014	$12.13389	$12.94906	21,609
2015	$12.94906	$13.38228	19,172
2016	$13.38228	$13.46961	15,037
2017	$13.46961	$16.88131	9,670
2018	$16.88131	$16.00578	9,959
2019	$16.00578	$21.54334	8,479
Invesco V.I. American Value Fund - Series I
2010	$12.23640	$14.75747	111,866
2011	$14.75747	$14.69422	93,769
2012	$14.69422	$17.00560	69,078
2013	$17.00560	$22.52680	60,821
2014	$22.52680	$24.39180	50,957
2015	$24.39180	$21.86823	45,450
2016	$21.86823	$24.91872	45,167
2017	$24.91872	$27.03498	39,780
2018	$27.03498	$23.29704	36,697
2019	$23.29704	$28.73676	33,647
Invesco V.I. Comstock Fund - Series II
2010	$10.94582	$12.49414	209,230
2011	$12.49414	$12.06708	164,769
2012	$12.06708	$14.15787	121,343
2013	$14.15787	$18.94810	82,669
2014	$18.94810	$20.39527	70,660
2015	$20.39527	$18.87529	55,657
2016	$18.87529	$21.78639	48,937
2017	$21.78639	$25.27294	33,529
2018	$25.27294	$21.84875	33,800
2019	$21.84875	$26.93195	29,218

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$10.06543	$10.87944	79,727
2011	$10.87944	$10.72705	55,742
2012	$10.72705	$12.05200	51,553
2013	$12.05200	$15.36830	48,275
2014	$15.36830	$16.39737	36,829
2015	$16.39737	$15.24402	32,958
2016	$15.24402	$16.58387	28,175
2017	$16.58387	$18.51782	19,213
2018	$18.51782	$16.55173	13,164
2019	$16.55173	$21.05962	10,028
Invesco V.I. Diversified Dividend Fund - Series II
2010	$9.64477	$10.48640	252,202
2011	$10.48640	$10.33937	193,421
2012	$10.33937	$12.07414	164,211
2013	$12.07414	$15.57724	138,023
2014	$15.57724	$17.29484	117,334
2015	$17.29484	$17.37280	102,367
2016	$17.37280	$19.63223	83,901
2017	$19.63223	$20.98648	64,311
2018	$20.98648	$19.08584	51,902
2019	$19.08584	$23.49471	41,248
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.75304	26,465
2012	$13.75304	$15.24902	25,494
2013	$15.24902	$18.78854	18,087
2014	$18.78854	$20.16172	12,312
2015	$20.16172	$19.37712	8,998
2016	$19.37712	$21.95426	7,799
2017	$21.95426	$23.99567	10,685
2018	$23.99567	$21.36929	11,630
2019	$21.36929	$25.30130	11,168
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.88023	85,343
2012	$9.88023	$11.05472	76,520
2013	$11.05472	$13.33343	63,615
2014	$13.33343	$13.21831	54,003
2015	$13.21831	$12.82600	49,525
2016	$12.82600	$13.47750	44,474
2017	$13.47750	$16.30233	44,437
2018	$16.30233	$13.58237	43,725
2019	$13.58237	$16.72635	39,452
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.96532	29,781
2014	$8.96532	$8.98534	19,854
2015	$8.98534	$8.56606	26,986
2016	$8.56606	$9.36678	24,269
2017	$9.36678	$9.80707	19,130
2018	$9.80707	$9.32640	19,538
2019	$9.32640	$10.41236	13,015

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.36614	$13.92223	13,870
2011	$13.92223	$12.85982	13,083
2012	$12.85982	$14.07684	12,132
2013	$14.07684	$17.88995	8,109
2014	$17.88995	$18.43268	3,188
2015	$18.43268	$17.45291	2,945
2016	$17.45291	$19.53283	2,133
2017	$19.53283	$22.14671	2,053
2018	$22.14671	$19.36814	1,895
2019	$19.36814	$23.93849	1,642
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.87691	$14.91365	22,703
2011	$14.91365	$13.33675	21,016
2012	$13.33675	$14.68730	8,749
2013	$14.68730	$19.79441	1,896
2014	$19.79441	$21.03110	1,808
2015	$21.03110	$20.96524	1,745
2016	$20.96524	$20.80326	854
2017	$20.80326	$25.06975	545
2018	$25.06975	$23.27887	320
2019	$23.27887	$30.77642	1,092
Invesco V.I. S&P 500 Index Fund - Series II
2010	$7.54158	$8.52576	265,187
2011	$8.52576	$8.54071	229,880
2012	$8.54071	$9.73324	198,308
2013	$9.73324	$12.63300	165,437
2014	$12.63300	$14.07822	137,958
2015	$14.07822	$13.99733	134,336
2016	$13.99733	$15.35663	124,740
2017	$15.35663	$18.33354	119,900
2018	$18.33354	$17.16961	99,303
2019	$17.16961	$22.12601	87,314
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$15.19657	$19.83804	14,118
2011	$19.83804	$18.17869	10,515
2012	$18.17869	$19.49296	11,230
2013	$19.49296	$26.44106	7,995
2014	$26.44106	$26.59980	9,012
2015	$26.59980	$24.69549	9,359
2016	$24.69549	$22.22565	8,620
2017	$22.22565	$30.42873	3,489
2018	$30.42873	$33.21508	4,173
2019	$33.21508	$45.91324	3,809
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$16.86116	$19.80009	39,507
2011	$19.80009	$15.97614	24,517
2012	$15.97614	$18.90617	21,955
2013	$18.90617	$18.46141	16,973
2014	$18.46141	$17.39614	15,685
2015	$17.39614	$15.32773	13,732
2016	$15.32773	$16.14188	12,072
2017	$16.14188	$21.51065	12,165
2018	$21.51065	$17.51408	10,821
2019	$17.51408	$20.66365	7,830

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.39443	48,482
2015	$17.39443	$14.77824	42,855
2016	$14.77824	$16.76293	40,873
2017	$16.76293	$18.61343	37,921
2018	$18.61343	$16.91379	20,335
2019	$16.91379	$21.33719	18,331
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$9.40984	$9.81139	38,066
2011	$9.81139	$9.32397	27,994
2012	$9.32397	$10.47217	29,411
2013	$10.47217	$11.97933	28,686
2014	$11.97933	$12.07335	18,328
2015	$12.07335	$11.14966	16,187
2016	$11.14966	$11.61404	13,735
2017	$11.61404	$13.30460	11,991
2018	$13.30460	$12.27153	9,003
2019	$12.27153	$14.25844	10,111
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.91411	115,207
2014	$13.91411	$14.00154	84,660
2015	$14.00154	$12.91178	78,980
2016	$12.91178	$13.43895	74,730
2017	$13.43895	$15.37611	65,225
2018	$15.37611	$14.16029	53,776
2019	$14.16029	$16.44905	40,466
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.51729	$9.11210	49,766
2011	$9.11210	$8.73858	41,531
2012	$8.73858	$9.86057	33,206
2013	$9.86057	$14.40515	24,170
2014	$14.40515	$15.11598	20,277
2015	$15.11598	$16.73857	19,305
2016	$16.73857	$16.24453	18,227
2017	$16.24453	$22.94279	16,364
2018	$22.94279	$24.33977	15,949
2019	$24.33977	$31.65113	20,762
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.52640	250,919
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$22.23882	$28.51485	31,977
2011	$28.51485	$29.79873	19,820
2012	$29.79873	$34.05372	13,731
2013	$34.05372	$34.28708	9,329
2014	$34.28708	$43.88177	7,475
2015	$43.88177	$44.23310	6,858
2016	$44.23310	$46.61507	4,859
2017	$46.61507	$47.42185	4,402
2018	$47.42185	$43.17289	3,528
2019	$43.17289	$50.66064	2,843

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$15.87425	$17.07270	382,535
2011	$17.07270	$17.63812	300,800
2012	$17.63812	$19.80644	267,636
2013	$19.80644	$19.69947	222,341
2014	$19.69947	$20.87323	161,691
2015	$20.87323	$20.13529	143,676
2016	$20.13529	$21.19412	140,356
2017	$21.19412	$22.26139	77,452
2018	$22.26139	$21.01476	62,480
2019	$21.01476	$24.00375	53,572
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.19812	32,261
2018	$11.19812	$10.10937	27,104
2019	$10.10937	$13.00632	25,068
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05752	25,199
2017	$10.05752	$12.98963	26,081
2018	$12.98963	$13.11945	25,365
2019	$13.11945	$17.69934	16,200
Putnam VT International Equity Fund - Class IB
2010	$8.45321	$9.17610	121,359
2011	$9.17610	$7.52013	82,167
2012	$7.52013	$9.04504	72,306
2013	$9.04504	$11.42877	53,337
2014	$11.42877	$10.51129	47,873
2015	$10.51129	$10.38487	41,799
2016	$10.38487	$9.99462	32,081
2017	$9.99462	$12.48209	24,671
2018	$12.48209	$9.96013	31,144
2019	$9.96013	$12.29826	29,076
Putnam VT Small Cap Value Fund - Class IB
2010	$10.97505	$13.64152	38,299
2011	$13.64152	$12.82281	30,671
2012	$12.82281	$14.86272	24,485
2013	$14.86272	$20.47136	8,972
2014	$20.47136	$20.89041	7,823
2015	$20.89041	$19.73658	6,489
2016	$19.73658	$24.82636	5,561
2017	$24.82636	$26.42249	7,833
2018	$26.42249	$20.87175	7,776
2019	$20.87175	$25.58355	6,517
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and the Income and Death Benefit Combination Option 2
Mortality & Expense = 2.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.32922	$9.19096	54,066
2011	$9.19096	$9.53718	44,883
2012	$9.53718	$10.93796	39,871
2013	$10.93796	$14.40151	35,053
2014	$14.40151	$15.39697	31,843
2015	$15.39697	$15.27681	26,727
2016	$15.27681	$16.59981	24,170
2017	$16.59981	$19.25984	21,085
2018	$19.25984	$17.73728	17,605
2019	$17.73728	$21.44825	13,586
AB VPS Large Cap Growth Portfolio - Class B
2010	$7.70128	$8.27449	12,920
2011	$8.27449	$7.82986	12,021
2012	$7.82986	$8.89397	9,719
2013	$8.89397	$11.91963	8,913
2014	$11.91963	$13.27405	8,535
2015	$13.27405	$14.39478	7,979
2016	$14.39478	$14.41395	7,646
2017	$14.41395	$18.56767	7,291
2018	$18.56767	$18.58317	5,907
2019	$18.58317	$24.42588	9,150
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.85485	10,763
2017	$9.85485	$9.68192	15,018
2018	$9.68192	$9.60246	32,153
2019	$9.60246	$9.55913	26,881
FTVIP Franklin Income VIP Fund - Class 2
2010	$11.92022	$13.13876	7,859
2011	$13.13876	$13.15994	8,048
2012	$13.15994	$14.50166	6,649
2013	$14.50166	$16.16390	6,509
2014	$16.16390	$16.54202	6,278
2015	$16.54202	$15.04044	6,039
2016	$15.04044	$16.77753	5,813
2017	$16.77753	$18.00121	4,462
2018	$18.00121	$16.84948	4,023
2019	$16.84948	$19.12983	3,817
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.48742	$11.40787	14,890
2011	$11.40787	$11.04381	13,976
2012	$11.04381	$12.34171	13,618
2013	$12.34171	$15.48535	13,375
2014	$15.48535	$16.22726	13,071
2015	$16.22726	$15.09043	10,623
2016	$15.09043	$17.13363	9,933
2017	$17.13363	$18.16109	8,749
2018	$18.16109	$16.15306	7,591
2019	$16.15306	$19.36842	7,532

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$12.96839	$13.75293	12,512
2011	$13.75293	$12.02325	12,151
2012	$12.02325	$13.90543	11,787
2013	$13.90543	$16.72770	13,202
2014	$16.72770	$14.54197	13,053
2015	$14.54197	$13.30178	13,183
2016	$13.30178	$13.94683	12,372
2017	$13.94683	$15.92190	10,827
2018	$15.92190	$13.16851	10,735
2019	$13.16851	$14.49596	10,574
Invesco V.I. American Franchise Fund - Series I
2010	$7.42976	$8.71068	1,477
2011	$8.71068	$7.99513	482
2012	$7.99513	$8.89460	7,455
2013	$8.89460	$12.19353	6,726
2014	$12.19353	$12.93489	5,169
2015	$12.93489	$13.28694	4,750
2016	$13.28694	$13.29338	4,376
2017	$13.29338	$16.56086	4,352
2018	$16.56086	$15.61131	3,512
2019	$15.61131	$20.88494	3,347
Invesco V.I. American Franchise Fund - Series II
2010	$7.27092	$8.50450	21,089
2011	$8.50450	$7.78813	15,393
2012	$7.78813	$8.63892	13,926
2013	$8.63892	$11.81416	12,337
2014	$11.81416	$12.50114	11,172
2015	$12.50114	$12.80998	10,838
2016	$12.80998	$12.78475	10,410
2017	$12.78475	$15.88787	11,377
2018	$15.88787	$14.93557	7,878
2019	$14.93557	$19.93279	6,082
Invesco V.I. American Value Fund - Series I
2010	$11.49083	$13.74112	36,904
2011	$13.74112	$13.56663	34,349
2012	$13.56663	$15.56744	29,861
2013	$15.56744	$20.44729	28,592
2014	$20.44729	$21.95272	26,610
2015	$21.95272	$19.51479	25,015
2016	$19.51479	$22.04928	22,821
2017	$22.04928	$23.72001	20,408
2018	$23.72001	$20.26629	13,809
2019	$20.26629	$24.78685	11,547
Invesco V.I. Comstock Fund - Series II
2010	$10.25489	$11.60650	53,357
2011	$11.60650	$11.11505	47,484
2012	$11.11505	$12.93026	43,533
2013	$12.93026	$17.15877	40,540
2014	$17.15877	$18.31293	35,938
2015	$18.31293	$16.80461	34,501
2016	$16.80461	$19.23263	29,559
2017	$19.23263	$22.12229	28,186
2018	$22.12229	$18.96207	25,470
2019	$18.96207	$23.17593	22,743

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.75555	$10.45530	19,154
2011	$10.45530	$10.22178	17,180
2012	$10.22178	$11.38690	15,094
2013	$11.38690	$14.39736	14,508
2014	$14.39736	$15.23136	13,151
2015	$15.23136	$14.04012	12,314
2016	$14.04012	$15.14525	11,270
2017	$15.14525	$16.76876	9,760
2018	$16.76876	$14.86068	7,339
2019	$14.86068	$18.74802	6,702
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.39074	$9.04579	52,907
2011	$9.04579	$8.84361	47,402
2012	$8.84361	$10.23981	35,952
2013	$10.23981	$13.09897	32,137
2014	$13.09897	$14.42023	25,482
2015	$14.42023	$14.36261	23,630
2016	$14.36261	$16.09361	22,538
2017	$16.09361	$17.05859	16,145
2018	$17.05859	$15.38155	9,629
2019	$15.38155	$18.77449	9,091
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.00060	10,043
2012	$12.00060	$13.19307	6,390
2013	$13.19307	$16.11786	5,873
2014	$16.11786	$17.14946	3,036
2015	$17.14946	$16.34252	2,289
2016	$16.34252	$18.35980	2,209
2017	$18.35980	$19.89767	2,144
2018	$19.89767	$17.56894	963
2019	$17.56894	$20.62568	756
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.56032	24,346
2012	$9.56032	$10.60605	22,119
2013	$10.60605	$12.68406	19,808
2014	$12.68406	$12.46807	16,314
2015	$12.46807	$11.99559	15,188
2016	$11.99559	$12.49853	14,587
2017	$12.49853	$14.99065	12,365
2018	$14.99065	$12.38313	8,367
2019	$12.38313	$15.12048	7,386
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$13.76024	11,697
2014	$13.76024	$13.67423	9,658
2015	$13.67423	$12.92578	9,641
2016	$12.92578	$14.01475	9,053
2017	$14.01475	$14.54971	8,480
2018	$14.54971	$13.71883	5,174
2019	$13.71883	$15.18664	4,923

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$11.78359	$13.15417	2,001
2011	$13.15417	$12.04770	1,868
2012	$12.04770	$13.07596	1,772
2013	$13.07596	$16.47738	1,679
2014	$16.47738	$16.83352	1,562
2015	$16.83352	$15.80379	1,479
2016	$15.80379	$17.53789	1,078
2017	$17.53789	$19.71706	1,014
2018	$19.71706	$17.09644	942
2019	$17.09644	$20.95191	872
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.31628	$14.08957	1,483
2011	$14.08957	$12.49329	1,441
2012	$12.49329	$13.64167	886
2013	$13.64167	$18.22968	885
2014	$18.22968	$19.20460	885
2015	$19.20460	$18.98237	884
2016	$18.98237	$18.67668	883
2017	$18.67668	$22.31718	1,615
2018	$22.31718	$20.54641	1,615
2019	$20.54641	$26.93403	1,615
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.58440	$9.62260	55,944
2011	$9.62260	$9.55807	53,180
2012	$9.55807	$10.80026	42,787
2013	$10.80026	$13.89934	36,156
2014	$13.89934	$15.35836	31,612
2015	$15.35836	$15.14085	30,218
2016	$15.14085	$16.47104	28,088
2017	$16.47104	$19.49812	24,425
2018	$19.49812	$18.10476	20,617
2019	$18.10476	$23.13371	17,900
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.23732	$18.42872	17,655
2011	$18.42872	$16.74454	16,250
2012	$16.74454	$17.80273	13,579
2013	$17.80273	$23.94414	12,397
2014	$23.94414	$23.88396	11,794
2015	$23.88396	$21.98626	11,172
2016	$21.98626	$19.62030	9,909
2017	$19.62030	$26.63532	8,677
2018	$26.63532	$28.82669	7,884
2019	$28.82669	$39.51000	7,442
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$26.03282	$30.31207	6,180
2011	$30.31207	$24.25114	4,913
2012	$24.25114	$28.45535	4,753
2013	$28.45535	$27.55066	4,784
2014	$27.55066	$25.74105	4,695
2015	$25.74105	$22.48822	4,521
2016	$22.48822	$23.48287	4,288
2017	$23.48287	$31.02949	4,117
2018	$31.02949	$25.04909	3,672
2019	$25.04909	$29.30356	2,910

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.44101	5,152
2015	$17.44101	$14.69227	5,089
2016	$14.69227	$16.52483	5,052
2017	$16.52483	$18.19424	4,361
2018	$18.19424	$16.39208	3,466
2019	$16.39208	$20.50407	2,355
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.06038	$11.43486	3,049
2011	$11.43486	$10.77498	2,684
2012	$10.77498	$11.99920	1,858
2013	$11.99920	$13.60999	1,842
2014	$13.60999	$13.60068	1,835
2015	$13.60068	$12.45378	1,199
2016	$12.45378	$12.86297	1,199
2017	$12.86297	$14.61102	163
2018	$14.61102	$13.36175	163
2019	$13.36175	$15.39381	163
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.61510	30,487
2014	$13.61510	$13.58466	27,348
2015	$13.58466	$12.42124	26,390
2016	$12.42124	$12.81927	12,443
2017	$12.81927	$14.54336	11,171
2018	$14.54336	$13.27934	7,978
2019	$13.27934	$15.29518	4,899
Morgan Stanley VIF Growth Portfolio, Class I
2010	$9.66257	$11.61352	18,563
2011	$11.61352	$11.04338	17,405
2012	$11.04338	$12.35558	17,285
2013	$12.35558	$17.89746	17,502
2014	$17.89746	$18.62165	14,188
2015	$18.62165	$20.44605	14,032
2016	$20.44605	$19.67509	10,356
2017	$19.67509	$27.55369	10,277
2018	$27.55369	$28.98249	9,685
2019	$28.98249	$37.36953	9,616
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.46550	61,984
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.04243	$21.66739	16,094
2011	$21.66739	$22.45176	14,229
2012	$22.45176	$25.44006	12,773
2013	$25.44006	$25.39754	12,410
2014	$25.39754	$32.22983	11,458
2015	$32.22983	$32.21291	10,872
2016	$32.21291	$33.66132	10,460
2017	$33.66132	$33.95496	8,406
2018	$33.95496	$30.64931	6,964
2019	$30.64931	$35.66065	6,756

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.29083	$14.17330	23,350
2011	$14.17330	$14.51912	21,978
2012	$14.51912	$16.16572	18,826
2013	$16.16572	$15.94230	17,893
2014	$15.94230	$16.74925	17,836
2015	$16.74925	$16.02033	17,250
2016	$16.02033	$16.72046	16,057
2017	$16.72046	$17.41423	15,792
2018	$17.41423	$16.29910	13,922
2019	$16.29910	$18.45985	13,069
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.13757	7,034
2018	$11.13757	$9.96907	3,948
2019	$9.96907	$12.71731	4,121
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04772	6,215
2017	$10.04772	$12.86754	5,075
2018	$12.86754	$12.88550	2,976
2019	$12.88550	$17.23661	2,728
Putnam VT International Equity Fund - Class IB
2010	$10.23363	$11.01484	18,959
2011	$11.01484	$8.95066	13,750
2012	$8.95066	$10.67435	9,312
2013	$10.67435	$13.37340	9,085
2014	$13.37340	$12.19564	8,819
2015	$12.19564	$11.94694	8,698
2016	$11.94694	$11.40091	7,650
2017	$11.40091	$14.11828	7,609
2018	$14.11828	$11.16971	7,008
2019	$11.16971	$13.67508	6,728
Putnam VT Small Cap Value Fund - Class IB
2010	$10.28220	$12.67227	12,288
2011	$12.67227	$11.81106	13,888
2012	$11.81106	$13.57389	11,238
2013	$13.57389	$18.53809	11,343
2014	$18.53809	$18.75741	8,648
2015	$18.75741	$17.57132	8,330
2016	$17.57132	$21.91626	7,328
2017	$21.91626	$23.12842	5,499
2018	$23.12842	$18.11398	5,465
2019	$18.11398	$22.01535	5,374
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

41336                                        MORGAN3

MORGAN STANLEY VARIABLE ANNUITY II
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
Allstate Life Insurance Company
Statement of Additional Information
Allstate Financial Advisors Separate Account I
Dated May 1, 2020
P.O. Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617
This Contract is no longer offered for sale effective September 22, 2003.
This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2020 , for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.
Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACT
The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASES
Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.
MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.
We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.
For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC of $9,967,201.47, $13,446,600.42 and $13,989,486.81 for the years 2017, 2018 and 2019 respectively.
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.
We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified

2

Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)
is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

3

GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.
TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers and other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service

4

providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements of each of the Sub-Accounts of Allstate Financial Advisors Separate Account I Account of Allstate Life Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the financial statements and financial highlights. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements, and the related financial statement schedules, incorporated in this Prospectus by reference from the Allstate Life Insurance Company’s Annual Report on Form 10-K for the year ended December 31, 2019, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to a change in presentation and method of accounting for the recognition and measurement of financial assets and financial liabilities on January 1, 2018, due to adoption of FASB Accounting Standards Update No. 2016-01, Financial Instruments - Overall (Subtopic 825-10)). Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
Financial statements (and the Reports of Independent Registered Public Accounting Firm) are incorporated by reference to Part II, Item 8 in Allstate Life Insurance Company’s Annual Report on Form 10-K, filed on February 28, 2020.

•
The statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2019 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

5

APPENDIX A
This information reflects Sub-Account names as of December 31, 2019. Please refer to the Investment Alternatives: The Variable Sub-Accounts section of the prospectus for information on name changes.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER
Mortality & Expense = 1.18

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.57032	$10.65799	69,599
2011	$10.65799	$11.16148	62,133
2012	$11.16148	$12.91941	50,171
2013	$12.91941	$17.16748	46,342
2014	$17.16748	$18.52377	31,261
2015	$18.52377	$18.54908	29,381
2016	$18.54908	$20.34120	25,101
2017	$20.34120	$23.81814	21,521
2018	$23.81814	$22.13919	21,078
2019	$22.13919	$27.01845	21,147
AB VPS Large Cap Growth Portfolio - Class B
2010	$5.80885	$6.29886	25,304
2011	$6.29886	$6.01539	27,229
2012	$6.01539	$6.89619	27,540
2013	$6.89619	$9.32757	25,385
2014	$9.32757	$10.48344	21,508
2015	$10.48344	$11.47361	12,842
2016	$11.47361	$11.59479	12,747
2017	$11.59479	$15.07362	13,399
2018	$15.07362	$15.22648	14,591
2019	$15.22648	$20.19875	18,616
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92986	57,351
2017	$9.92986	$9.87004	51,795
2018	$9.87004	$9.90479	140,656
2019	$9.90479	$9.97593	120,554
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.56187	$13.97388	118,257
2011	$13.97388	$14.12547	99,068
2012	$14.12547	$15.70984	70,169
2013	$15.70984	$17.67235	64,127
2014	$17.67235	$18.25295	56,833
2015	$18.25295	$16.74954	57,607
2016	$16.74954	$18.85615	49,729
2017	$18.85615	$20.41782	40,760
2018	$20.41782	$19.28915	33,980
2019	$19.28915	$22.10205	41,320
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$11.05150	$12.13248	30,723
2011	$12.13248	$11.85366	29,523
2012	$11.85366	$13.36944	25,720
2013	$13.36944	$16.92977	24,385
2014	$16.92977	$17.90487	21,406
2015	$17.90487	$16.80448	16,154
2016	$16.80448	$19.25559	13,607
2017	$19.25559	$20.59835	14,332
2018	$20.59835	$18.49122	13,730
2019	$18.49122	$22.37687	16,081

A-2

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.65952	$13.49418	1,681
2011	$13.49418	$12.82192	1,825
2012	$12.82192	$14.98610	1,264
2013	$14.98610	$20.15724	4,979
2014	$20.15724	$20.01451	4,059
2015	$20.01451	$18.30027	3,979
2016	$18.30027	$23.52253	3,867
2017	$23.52253	$25.69798	4,971
2018	$25.69798	$22.10257	5,456
2019	$22.10257	$27.57100	3,751
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.66619	$14.62676	30,480
2011	$14.62676	$12.90528	30,341
2012	$12.90528	$15.06379	16,836
2013	$15.06379	$18.28852	10,420
2014	$18.28852	$16.04595	10,038
2015	$16.04595	$14.81328	9,071
2016	$14.81328	$15.67480	7,739
2017	$15.67480	$18.05942	8,465
2018	$18.05942	$15.07534	7,093
2019	$15.07534	$16.74836	4,340
Invesco V.I. American Franchise Fund - Series I
2010	$5.02521	$5.94597	68,664
2011	$5.94597	$5.50789	63,731
2012	$5.50789	$6.18430	63,576
2013	$6.18430	$8.55632	53,496
2014	$8.55632	$9.16043	54,203
2015	$9.16043	$9.49673	42,778
2016	$9.49673	$9.58891	42,194
2017	$9.58891	$12.05583	35,636
2018	$12.05583	$11.47028	34,597
2019	$11.47028	$15.48681	32,675
Invesco V.I. American Value Fund - Series I
2010	$12.31868	$14.86710	36,252
2011	$14.86710	$14.81372	31,803
2012	$14.81372	$17.15592	20,114
2013	$17.15592	$22.74180	15,265
2014	$22.74180	$24.64185	14,139
2015	$24.64185	$22.10789	9,409
2016	$22.10789	$25.20942	8,078
2017	$25.20942	$27.36945	7,747
2018	$27.36945	$23.60188	7,677
2019	$23.60188	$29.13316	6,608
Invesco V.I. Comstock Fund - Series I
2010	$11.20944	$12.83516	219,323
2011	$12.83516	$12.43892	178,199
2012	$12.43892	$14.64218	125,372
2013	$14.64218	$19.65650	98,757
2014	$19.65650	$21.22805	74,671
2015	$21.22805	$19.70417	61,291
2016	$19.70417	$22.81949	46,316
2017	$22.81949	$26.55209	39,718
2018	$26.55209	$23.02412	36,393
2019	$23.02412	$28.48254	33,303

A-3

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$10.09137	$10.91512	10,355
2011	$10.91512	$10.76976	5,154
2012	$10.76976	$12.10848	5,181
2013	$12.10848	$15.45113	4,500
2014	$15.45113	$16.49729	3,209
2015	$16.49729	$15.34766	1,568
2016	$15.34766	$16.70828	1,436
2017	$16.70828	$18.66977	1,008
2018	$18.66977	$16.69929	906
2019	$16.69929	$21.26224	906
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.94659	$10.84971	805,190
2011	$10.84971	$10.73375	686,384
2012	$10.73375	$12.58124	569,811
2013	$12.58124	$16.27636	491,117
2014	$16.27636	$18.13069	394,087
2015	$18.13069	$18.27000	336,783
2016	$18.27000	$20.71025	305,455
2017	$20.71025	$22.20086	233,033
2018	$22.20086	$20.25692	212,928
2019	$20.25692	$25.01746	194,481
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.25199	60,504
2012	$14.25199	$15.83982	34,046
2013	$15.83982	$19.57666	31,280
2014	$19.57666	$21.07383	21,262
2015	$21.07383	$20.32855	21,319
2016	$20.32855	$23.10639	20,490
2017	$23.10639	$25.32994	20,717
2018	$25.32994	$22.62925	20,485
2019	$22.62925	$26.89139	19,827
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.24929	268,012
2012	$10.24929	$11.50980	221,462
2013	$11.50980	$13.92078	182,640
2014	$13.92078	$13.83843	147,869
2015	$13.83843	$13.46815	119,629
2016	$13.46815	$14.20363	102,176
2017	$14.20363	$17.23503	82,378
2018	$17.23503	$14.40852	70,156
2019	$14.40852	$17.80960	62,196
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$9.37725	76,534
2014	$9.37725	$9.41781	59,040
2015	$9.41781	$9.00364	49,074
2016	$9.00364	$9.88615	45,079
2017	$9.88615	$10.37567	38,395
2018	$10.37567	$9.89959	33,940
2019	$9.89959	$11.09397	32,577

A-4

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.41526	$13.98731	11,247
2011	$13.98731	$12.92898	11,690
2012	$12.92898	$14.16248	11,810
2013	$14.16248	$18.01137	11,598
2014	$18.01137	$18.57080	9,880
2015	$18.57080	$17.59602	6,165
2016	$17.59602	$19.70674	5,586
2017	$19.70674	$22.35950	5,503
2018	$22.35950	$19.56799	5,524
2019	$19.56799	$24.20243	5,527
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.92451	$14.98389	924
2011	$14.98389	$13.40894	1,162
2012	$13.40894	$14.77715	981
2013	$14.77715	$19.92945	981
2014	$19.92945	$21.18941	45
2015	$21.18941	$21.13785	0
2016	$21.13785	$20.98919	0
2017	$20.98919	$25.31146	535
2018	$25.31146	$23.51988	795
2019	$23.51988	$31.11680	479
Invesco V.I. S&P 500 Index Fund - Series I
2010	$7.77841	$8.82179	120,008
2011	$8.82179	$8.87087	102,776
2012	$8.87087	$10.12953	102,888
2013	$10.12953	$13.19176	79,122
2014	$13.19176	$14.75867	64,574
2015	$14.75867	$14.72087	60,545
2016	$14.72087	$16.19896	53,917
2017	$16.19896	$19.39314	47,601
2018	$19.39314	$18.22605	43,533
2019	$18.22605	$23.55448	44,747
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$15.27837	$19.95877	12,659
2011	$19.95877	$18.30212	10,373
2012	$18.30212	$19.63908	6,311
2013	$19.63908	$26.65790	5,670
2014	$26.65790	$26.83673	6,019
2015	$26.83673	$24.93290	5,481
2016	$24.93290	$22.45498	5,134
2017	$22.45498	$30.76413	4,639
2018	$30.76413	$33.60484	4,477
2019	$33.60484	$46.48451	5,590
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$16.97454	$19.94716	18,906
2011	$19.94716	$16.10608	15,533
2012	$16.10608	$19.07331	12,033
2013	$19.07331	$18.63767	11,580
2014	$18.63767	$17.57453	11,103
2015	$17.57453	$15.49577	10,678
2016	$15.49577	$16.33024	10,138
2017	$16.33024	$21.77681	9,753
2018	$21.77681	$17.74327	9,500
2019	$17.74327	$20.94871	10,196

A-5

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$18.23247	184,052
2015	$18.23247	$15.52420	149,565
2016	$15.52420	$17.66738	128,733
2017	$17.66738	$19.70452	98,103
2018	$19.70452	$17.92496	91,615
2019	$17.92496	$22.70569	75,238
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$9.47314	$9.88430	18,402
2011	$9.88430	$9.39981	17,888
2012	$9.39981	$10.56476	14,310
2013	$10.56476	$12.09370	603,160
2014	$12.09370	$12.19715	480,773
2015	$12.19715	$11.27189	410,513
2016	$11.27189	$11.74953	372,055
2017	$11.74953	$13.46922	281,676
2018	$13.46922	$12.43211	193,388
2019	$12.43211	$14.45513	156,323
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.56784	$9.17980	42,054
2011	$9.17980	$8.80965	29,402
2012	$8.80965	$9.94775	25,886
2013	$9.94775	$14.54267	15,260
2014	$14.54267	$15.27096	14,142
2015	$15.27096	$16.92204	11,993
2016	$16.92204	$16.43405	14,925
2017	$16.43405	$23.22664	9,854
2018	$23.22664	$24.65826	10,449
2019	$24.65826	$32.08773	317,157
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$22.38832	$28.72662	6,844
2011	$28.72662	$30.04098	6,040
2012	$30.04098	$34.35464	3,522
2013	$34.35464	$34.61430	2,957
2014	$34.61430	$44.33156	3,581
2015	$44.33156	$44.71778	4,251
2016	$44.71778	$47.15871	3,912
2017	$47.15871	$48.00838	3,245
2018	$48.00838	$43.73766	3,325
2019	$43.73766	$51.35930	3,244
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$16.36663	$17.65750	455,546
2011	$17.65750	$18.30656	390,176
2012	$18.30656	$20.62024	317,117
2013	$20.62024	$20.56700	263,273
2014	$20.56700	$21.88631	213,894
2015	$21.88631	$21.15588	196,477
2016	$21.15588	$22.36678	162,316
2017	$22.36678	$23.55106	130,324
2018	$23.55106	$22.31645	113,876
2019	$22.31645	$25.54952	83,754
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.20312	3,640
2018	$11.20312	$10.12100	6,219
2019	$10.12100	$13.03040	5,244

A-6

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05833	10,448
2017	$10.05833	$12.99973	9,270
2018	$12.99973	$13.13891	6,778
2019	$13.13891	$17.73798	6,322
Putnam VT International Equity Fund - Class IB
2010	$8.51010	$9.24430	63,718
2011	$9.24430	$7.58133	55,695
2012	$7.58133	$9.12505	45,173
2013	$9.12505	$11.53795	43,438
2014	$11.53795	$10.61914	41,653
2015	$10.61914	$10.49877	32,342
2016	$10.49877	$10.11129	28,447
2017	$10.11129	$12.63661	25,531
2018	$12.63661	$10.09053	31,138
2019	$10.09053	$12.46799	30,769
Putnam VT Small Cap Value Fund - Class IB
2010	$11.03414	$13.72454	786
2011	$13.72454	$12.90988	788
2012	$12.90988	$14.97414	675
2013	$14.97414	$20.63925	662
2014	$20.63925	$21.07650	222
2015	$21.07650	$19.92635	219
2016	$19.92635	$25.08256	209
2017	$25.08256	$26.71379	176
2018	$26.71379	$21.11672	176
2019	$21.11672	$25.90194	176
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

A-7

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH
BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION
Mortality & Expense = 1.31

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.45193	$10.51248	164,462
2011	$10.51248	$10.99482	148,498
2012	$10.99482	$12.70992	140,214
2013	$12.70992	$16.86719	110,129
2014	$16.86719	$18.17611	94,904
2015	$18.17611	$18.17731	78,682
2016	$18.17731	$19.90770	70,035
2017	$19.90770	$23.28038	54,239
2018	$23.28038	$21.61105	51,232
2019	$21.61105	$26.33969	37,780
AB VPS Large Cap Growth Portfolio - Class B
2010	$5.73696	$6.21282	46,646
2011	$6.21282	$5.92552	42,601
2012	$5.92552	$6.78432	39,417
2013	$6.78432	$9.16435	36,486
2014	$9.16435	$10.28662	37,398
2015	$10.28662	$11.24357	36,454
2016	$11.24357	$11.34758	26,843
2017	$11.34758	$14.73315	15,815
2018	$14.73315	$14.86309	10,962
2019	$14.86309	$19.69109	16,003
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92122	85,091
2017	$9.92122	$9.84868	92,190
2018	$9.84868	$9.87044	154,805
2019	$9.87044	$9.92840	137,936
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.46938	$13.85298	197,443
2011	$13.85298	$13.98510	172,016
2012	$13.98510	$15.53347	166,985
2013	$15.53347	$17.45126	135,893
2014	$17.45126	$18.00117	117,250
2015	$18.00117	$16.49701	79,785
2016	$16.49701	$18.54781	72,023
2017	$18.54781	$20.05794	65,194
2018	$20.05794	$18.92440	52,713
2019	$18.92440	$21.65595	42,453
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.96975	$12.02709	56,678
2011	$12.02709	$11.73545	49,939
2012	$11.73545	$13.21889	44,413
2013	$13.21889	$16.71740	39,251
2014	$16.71740	$17.65730	32,246
2015	$17.65730	$16.55059	26,283
2016	$16.55059	$18.94009	23,051
2017	$18.94009	$20.23462	13,427
2018	$20.23462	$18.14096	12,152
2019	$18.14096	$21.92449	14,872

A-8

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.59491	$13.39498	29,574
2011	$13.39498	$12.71115	16,370
2012	$12.71115	$14.83729	19,102
2013	$14.83729	$19.93118	19,344
2014	$19.93118	$19.76432	15,248
2015	$19.76432	$18.04802	11,069
2016	$18.04802	$23.16827	10,795
2017	$23.16827	$25.27818	8,080
2018	$25.27818	$21.71307	8,080
2019	$21.71307	$27.04995	5,669
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.56664	$14.50136	64,224
2011	$14.50136	$12.77803	57,274
2012	$12.77803	$14.89583	54,505
2013	$14.89583	$18.06112	41,720
2014	$18.06112	$15.82582	38,930
2015	$15.82582	$14.59107	37,193
2016	$14.59107	$15.41964	34,565
2017	$15.41964	$17.74244	30,964
2018	$17.74244	$14.79137	25,843
2019	$14.79137	$16.41154	21,234
Invesco V.I. American Franchise Fund - Series I
2010	$4.96302	$5.86476	131,339
2011	$5.86476	$5.42562	99,978
2012	$5.42562	$6.08399	100,637
2013	$6.08399	$8.40660	68,931
2014	$8.40660	$8.98845	62,402
2015	$8.98845	$9.30632	56,120
2016	$9.30632	$9.38448	43,002
2017	$9.38448	$11.78355	38,805
2018	$11.78355	$11.19657	37,949
2019	$11.19657	$15.09762	39,352
Invesco V.I. American Value Fund - Series I
2010	$12.16633	$14.66418	63,572
2011	$14.66418	$14.59258	41,983
2012	$14.59258	$16.87782	34,781
2013	$16.87782	$22.34412	30,674
2014	$22.34412	$24.17948	25,010
2015	$24.17948	$21.66487	22,886
2016	$21.66487	$24.67223	19,938
2017	$24.67223	$26.75156	15,546
2018	$26.75156	$23.03888	12,464
2019	$23.03888	$28.40129	11,977
Invesco V.I. Comstock Fund - Series I
2010	$11.09820	$12.69129	147,754
2011	$12.69129	$12.28354	113,677
2012	$12.28354	$14.44044	98,833
2013	$14.44044	$19.36052	64,661
2014	$19.36052	$20.88123	53,739
2015	$20.88123	$19.35705	47,620
2016	$19.35705	$22.38845	41,339
2017	$22.38845	$26.01682	31,828
2018	$26.01682	$22.53048	25,706
2019	$22.53048	$27.83569	21,067

A-9

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$10.04323	$10.84894	9,065
2011	$10.84894	$10.69059	7,684
2012	$10.69059	$12.00382	7,137
2013	$12.00382	$15.29769	4,069
2014	$15.29769	$16.31223	4,000
2015	$16.31223	$15.15577	4,064
2016	$15.15577	$16.47799	3,031
2017	$16.47799	$18.38859	3,098
2018	$18.38859	$16.42629	3,158
2019	$16.42629	$20.88747	3,117
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.82357	$10.70160	813,820
2011	$10.70160	$10.57350	714,017
2012	$10.57350	$12.37727	600,165
2013	$12.37727	$15.99168	511,167
2014	$15.99168	$17.79044	457,972
2015	$17.79044	$17.90386	384,740
2016	$17.90386	$20.26891	343,390
2017	$20.26891	$21.69962	296,906
2018	$21.69962	$19.77369	276,928
2019	$19.77369	$24.38896	224,422
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.03930	70,663
2012	$14.03930	$15.58311	67,271
2013	$15.58311	$19.23438	56,065
2014	$19.23438	$20.67848	46,963
2015	$20.67848	$19.92127	47,811
2016	$19.92127	$22.61413	44,220
2017	$22.61413	$24.75820	33,138
2018	$24.75820	$22.08956	30,282
2019	$22.08956	$26.21597	20,794
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.09629	189,119
2012	$10.09629	$11.32322	167,860
2013	$11.32322	$13.67734	133,602
2014	$13.67734	$13.57875	109,595
2015	$13.57875	$13.19824	99,532
2016	$13.19824	$13.90095	85,751
2017	$13.90095	$16.84592	71,084
2018	$16.84592	$14.06480	62,785
2019	$14.06480	$17.36218	55,825
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$9.21327	40,928
2014	$9.21327	$9.24110	38,196
2015	$9.24110	$8.82322	28,152
2016	$8.82322	$9.67551	25,330
2017	$9.67551	$10.14145	24,558
2018	$10.14145	$9.66350	22,646
2019	$9.66350	$10.81534	21,844

A-10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.32376	$13.86619	33,000
2011	$13.86619	$12.80039	32,396
2012	$12.80039	$14.00336	11,397
2013	$14.00336	$17.78589	10,250
2014	$17.78589	$18.31447	5,868
2015	$18.31447	$17.33058	5,679
2016	$17.33058	$19.38432	3,367
2017	$19.38432	$21.96519	3,282
2018	$21.96519	$19.19779	3,272
2019	$19.19779	$23.71373	1,986
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.83696	$14.85457	5,409
2011	$14.85457	$13.27596	5,257
2012	$13.27596	$14.61155	2,416
2013	$14.61155	$19.68051	2,416
2014	$19.68051	$20.89754	2,415
2015	$20.89754	$20.81960	2,415
2016	$20.81960	$20.64638	1,100
2017	$20.64638	$24.86582	531
2018	$24.86582	$23.07557	1,609
2019	$23.07557	$30.48935	119
Invesco V.I. S&P 500 Index Fund - Series I
2010	$7.68222	$8.70139	162,435
2011	$8.70139	$8.73845	141,806
2012	$8.73845	$9.96534	135,012
2013	$9.96534	$12.96109	100,683
2014	$12.96109	$14.48177	80,007
2015	$14.48177	$14.42590	69,068
2016	$14.42590	$15.85382	62,316
2017	$15.85382	$18.95537	45,294
2018	$18.95537	$17.79135	47,065
2019	$17.79135	$22.96283	30,113
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$15.12679	$19.73512	41,905
2011	$19.73512	$18.07356	33,659
2012	$18.07356	$19.36856	26,317
2013	$19.36856	$26.25658	17,737
2014	$26.25658	$26.39836	11,948
2015	$26.39836	$24.49376	9,705
2016	$24.49376	$22.03090	9,466
2017	$22.03090	$30.14407	9,376
2018	$30.14407	$32.88448	6,587
2019	$32.88448	$45.42900	6,288
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$16.76454	$19.67483	72,189
2011	$19.67483	$15.86556	66,386
2012	$15.86556	$18.76402	37,170
2013	$18.76402	$18.31161	28,546
2014	$18.31161	$17.24462	25,967
2015	$17.24462	$15.18510	24,175
2016	$15.18510	$15.98210	22,484
2017	$15.98210	$21.28500	22,349
2018	$21.28500	$17.31988	12,222
2019	$17.31988	$20.42227	8,651

A-11

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.89035	118,609
2015	$17.89035	$15.21310	83,924
2016	$15.21310	$17.29091	80,446
2017	$17.29091	$19.25966	63,603
2018	$19.25966	$17.49737	56,775
2019	$17.49737	$22.13528	46,137
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$9.35594	$9.74933	47,795
2011	$9.74933	$9.25944	44,425
2012	$9.25944	$10.39343	39,270
2013	$10.39343	$11.88212	397,054
2014	$11.88212	$11.96819	326,942
2015	$11.96819	$11.04592	285,712
2016	$11.04592	$11.49908	230,575
2017	$11.49908	$13.16504	205,846
2018	$13.16504	$12.13547	185,180
2019	$12.13547	$14.09190	150,674
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.47425	$9.05451	73,555
2011	$9.05451	$8.67814	72,803
2012	$8.67814	$9.78649	57,672
2013	$9.78649	$14.28836	48,469
2014	$14.28836	$14.98442	44,094
2015	$14.98442	$16.58295	32,839
2016	$16.58295	$16.08388	31,308
2017	$16.08388	$22.70232	33,090
2018	$22.70232	$24.07012	30,803
2019	$24.07012	$31.28171	322,750
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$22.11140	$28.33451	16,571
2011	$28.33451	$29.59255	13,046
2012	$29.59255	$33.79776	12,245
2013	$33.79776	$34.00895	9,373
2014	$34.00895	$43.49973	6,911
2015	$43.49973	$43.82169	4,628
2016	$43.82169	$46.15390	3,522
2017	$46.15390	$46.92461	2,171
2018	$46.92461	$42.69442	2,255
2019	$42.69442	$50.06914	1,883
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$16.16433	$17.41659	322,614
2011	$17.41659	$18.03341	196,248
2012	$18.03341	$20.28613	176,502
2013	$20.28613	$20.20744	153,247
2014	$20.20744	$21.47576	135,116
2015	$21.47576	$20.73205	104,868
2016	$20.73205	$21.89030	96,159
2017	$21.89030	$23.01950	77,813
2018	$23.01950	$21.78426	69,223
2019	$21.78426	$24.90784	40,628
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.19383	6,290
2018	$11.19383	$10.09939	6,012
2019	$10.09939	$12.98569	5,784

A-12

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05683	14,735
2017	$10.05683	$12.98097	12,870
2018	$12.98097	$13.10280	14,873
2019	$13.10280	$17.66626	7,281
Putnam VT International Equity Fund - Class IB
2010	$8.40479	$9.11808	85,425
2011	$9.11808	$7.46810	67,857
2012	$7.46810	$8.97706	56,314
2013	$8.97706	$11.33607	42,871
2014	$11.33607	$10.41976	39,772
2015	$10.41976	$10.28827	37,688
2016	$10.28827	$9.89572	28,749
2017	$9.89572	$12.35118	19,581
2018	$12.35118	$9.84972	19,533
2019	$9.84972	$12.15463	15,398
Putnam VT Small Cap Value Fund - Class IB
2010	$10.92464	$13.57071	7,230
2011	$13.57071	$12.74861	7,162
2012	$12.74861	$14.76784	981
2013	$14.76784	$20.32849	917
2014	$20.32849	$20.73216	854
2015	$20.73216	$19.57531	2,266
2016	$19.57531	$24.60877	2,554
2017	$24.60877	$26.17524	1,579
2018	$26.17524	$20.66395	1,444
2019	$20.66395	$25.31366	2,716
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

A-13

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE
DEATH BENEFIT OPTION
Mortality & Expense = 1.38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.86578	$10.96509	587,372
2011	$10.96509	$11.46019	513,769
2012	$11.46019	$13.23861	438,426
2013	$13.23861	$17.55651	369,178
2014	$17.55651	$18.90568	308,632
2015	$18.90568	$18.89369	249,391
2016	$18.89369	$20.67784	210,053
2017	$20.67784	$24.16413	193,365
2018	$24.16413	$22.41565	155,324
2019	$22.41565	$27.30122	126,633
AB VPS Large Cap Growth Portfolio - Class B
2010	$5.61409	$6.07550	336,713
2011	$6.07550	$5.79050	298,276
2012	$5.79050	$6.62507	273,267
2013	$6.62507	$8.94299	217,427
2014	$8.94299	$10.03113	196,480
2015	$10.03113	$10.95664	175,517
2016	$10.95664	$11.05030	157,109
2017	$11.05030	$14.33717	125,034
2018	$14.33717	$14.45346	102,724
2019	$14.45346	$19.13499	154,436
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91658	629,295
2017	$9.91658	$9.83721	559,350
2018	$9.83721	$9.85200	1,221,592
2019	$9.85200	$9.90293	1,057,600
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.41988	$13.78835	513,147
2011	$13.78835	$13.91014	502,477
2012	$13.91014	$15.43938	474,676
2013	$15.43938	$17.33342	401,247
2014	$17.33342	$17.86710	393,362
2015	$17.86710	$16.36268	333,652
2016	$16.36268	$18.38396	318,233
2017	$18.38396	$19.86689	263,088
2018	$19.86689	$18.73095	237,167
2019	$18.73095	$21.41957	186,654
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.92662	$11.97143	299,621
2011	$11.97143	$11.67297	279,402
2012	$11.67297	$13.13931	251,871
2013	$13.13931	$16.60513	196,881
2014	$16.60513	$17.52644	163,955
2015	$17.52644	$16.41642	120,707
2016	$16.41642	$18.77345	102,287
2017	$18.77345	$20.04260	89,343
2018	$20.04260	$17.95616	77,061
2019	$17.95616	$21.68596	66,292

A-14

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.56025	$13.34183	108,946
2011	$13.34183	$12.65186	111,410
2012	$12.65186	$14.75774	95,398
2013	$14.75774	$19.81046	83,544
2014	$19.81046	$19.63085	61,359
2015	$19.63085	$17.91357	56,405
2016	$17.91357	$22.97965	47,763
2017	$22.97965	$25.05488	50,080
2018	$25.05488	$21.50611	43,104
2019	$21.50611	$26.77337	36,213
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.51177	$14.43261	314,470
2011	$14.43261	$12.70855	267,800
2012	$12.70855	$14.80445	227,073
2013	$14.80445	$17.93778	195,605
2014	$17.93778	$15.70673	172,058
2015	$15.70673	$14.47113	136,960
2016	$14.47113	$15.28223	123,514
2017	$15.28223	$17.57207	113,950
2018	$17.57207	$14.63902	96,583
2019	$14.63902	$16.23114	74,944
Invesco V.I. American Franchise Fund - Series I
2010	$12.96799	$15.31344	447,359
2011	$15.31344	$14.15689	391,904
2012	$14.15689	$15.86363	381,511
2013	$15.86363	$21.90436	313,477
2014	$21.90436	$23.40405	273,288
2015	$23.40405	$24.21478	231,551
2016	$24.21478	$24.40110	211,194
2017	$24.40110	$30.61768	189,170
2018	$30.61768	$29.07202	165,286
2019	$29.07202	$39.17373	139,976
Invesco V.I. American Value Fund - Series I
2010	$12.09682	$14.57020	370,772
2011	$14.57020	$14.48894	309,546
2012	$14.48894	$16.74620	252,844
2013	$16.74620	$22.15438	217,722
2014	$22.15438	$23.95738	186,812
2015	$23.95738	$21.45083	142,371
2016	$21.45083	$24.41142	121,144
2017	$24.41142	$26.45030	105,976
2018	$26.45030	$22.76339	83,822
2019	$22.76339	$28.04204	68,604
Invesco V.I. Comstock Fund - Series I
2010	$11.03878	$12.61452	878,046
2011	$12.61452	$12.20071	739,289
2012	$12.20071	$14.33301	620,592
2013	$14.33301	$19.20305	522,769
2014	$19.20305	$20.69689	457,563
2015	$20.69689	$19.17274	372,820
2016	$19.17274	$22.15980	332,258
2017	$22.15980	$25.73315	284,989
2018	$25.73315	$22.26914	242,316
2019	$22.26914	$27.49356	221,921

A-15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$10.01739	$10.81346	172,095
2011	$10.81346	$10.64819	143,629
2012	$10.64819	$11.94782	133,724
2013	$11.94782	$15.21567	102,196
2014	$15.21567	$16.21342	91,004
2015	$16.21342	$15.05341	78,268
2016	$15.05341	$16.35529	71,588
2017	$16.35529	$18.23894	66,638
2018	$18.23894	$16.28113	68,575
2019	$16.28113	$20.68842	51,196
Invesco V.I. Diversified Dividend Fund - Series I
2010	$33.33267	$36.28659	1,555,806
2011	$36.28659	$35.82718	1,344,778
2012	$35.82718	$41.90969	1,156,343
2013	$41.90969	$54.11034	973,126
2014	$54.11034	$60.15459	833,855
2015	$60.15459	$60.49569	731,513
2016	$60.49569	$68.43927	655,200
2017	$68.43927	$73.21902	575,210
2018	$73.21902	$66.67354	473,004
2019	$66.67354	$82.17793	408,588
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$17.72972	310,836
2012	$17.72972	$19.66554	281,003
2013	$19.66554	$24.25637	241,542
2014	$24.25637	$26.05926	209,656
2015	$26.05926	$25.08744	173,373
2016	$25.08744	$28.45877	153,683
2017	$28.45877	$31.13526	140,291
2018	$31.13526	$27.75969	118,537
2019	$27.75969	$32.92227	104,067
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$18.50514	735,961
2012	$18.50514	$20.73939	632,016
2013	$20.73939	$25.03363	542,054
2014	$25.03363	$24.83578	468,603
2015	$24.83578	$24.12293	407,027
2016	$24.12293	$25.38956	362,730
2017	$25.38956	$30.74697	301,050
2018	$30.74697	$25.65284	250,843
2019	$25.65284	$31.64477	219,771
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$20.94573	196,977
2014	$20.94573	$20.99431	179,284
2015	$20.99431	$20.03092	154,884
2016	$20.03092	$21.95049	133,596
2017	$21.95049	$22.99152	130,317
2018	$22.99152	$21.89254	112,199
2019	$21.89254	$24.48486	95,966

A-16

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.27494	$13.80160	80,905
2011	$13.80160	$12.73186	62,553
2012	$12.73186	$13.91863	55,367
2013	$13.91863	$17.66590	45,874
2014	$17.66590	$18.17818	39,472
2015	$18.17818	$17.18957	33,196
2016	$17.18957	$19.21318	29,312
2017	$19.21318	$21.75609	28,618
2018	$21.75609	$19.00163	21,170
2019	$19.00163	$23.45500	13,419
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.79002	$14.78531	12,057
2011	$14.78531	$13.20483	34,324
2012	$13.20483	$14.52308	25,667
2013	$14.52308	$19.54767	24,105
2014	$19.54767	$20.74195	22,511
2015	$20.74195	$20.65012	22,173
2016	$20.65012	$20.46403	21,358
2017	$20.46403	$24.62902	24,546
2018	$24.62902	$22.83972	19,184
2019	$22.83972	$30.15659	17,045
Invesco V.I. S&P 500 Index Fund - Series I
2010	$10.01638	$11.33728	1,264,200
2011	$11.33728	$11.37762	1,140,179
2012	$11.37762	$12.96596	970,264
2013	$12.96596	$16.85194	853,644
2014	$16.85194	$18.81594	766,536
2015	$18.81594	$18.73024	716,199
2016	$18.73024	$20.56985	645,184
2017	$20.56985	$24.57686	583,114
2018	$24.57686	$23.05138	492,042
2019	$23.05138	$29.73102	430,469
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$15.04577	$19.61569	150,960
2011	$19.61569	$17.95164	132,284
2012	$17.95164	$19.22441	107,774
2013	$19.22441	$26.04294	95,291
2014	$26.04294	$26.16524	86,481
2015	$26.16524	$24.26045	73,567
2016	$24.26045	$21.80582	61,297
2017	$21.80582	$29.81530	51,957
2018	$29.81530	$32.50292	44,996
2019	$32.50292	$44.87047	42,167
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$21.38292	$25.07741	264,272
2011	$25.07741	$20.20801	223,530
2012	$20.20801	$23.88304	194,262
2013	$23.88304	$23.29089	157,756
2014	$23.29089	$21.91841	146,595
2015	$21.91841	$19.28718	126,433
2016	$19.28718	$20.28533	112,623
2017	$20.28533	$26.99723	107,672
2018	$26.99723	$21.95253	95,427
2019	$21.95253	$25.86662	85,818

A-17

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$58.02373	230,508
2015	$58.02373	$49.30603	204,070
2016	$49.30603	$56.00119	171,675
2017	$56.00119	$62.33400	143,062
2018	$62.33400	$56.59047	118,123
2019	$56.59047	$71.54043	98,565
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$10.69349	$11.13534	215,977
2011	$11.13534	$10.56843	176,981
2012	$10.56843	$11.85443	148,718
2013	$11.85443	$13.54291	1,817,551
2014	$13.54291	$13.63145	1,502,266
2015	$13.63145	$12.57220	1,303,942
2016	$12.57220	$13.07884	1,114,610
2017	$13.07884	$14.96322	937,919
2018	$14.96322	$13.78332	782,200
2019	$13.78332	$15.99421	653,613
Morgan Stanley VIF Growth Portfolio, Class I
2010	$10.75087	$13.01481	481,558
2011	$13.01481	$12.46510	413,342
2012	$12.46510	$14.04725	359,551
2013	$14.04725	$20.49478	321,767
2014	$20.49478	$21.47814	282,117
2015	$21.47814	$23.75280	241,830
2016	$23.75280	$23.02187	214,598
2017	$23.02187	$32.47261	180,131
2018	$32.47261	$34.40482	161,576
2019	$34.40482	$44.68148	1,809,091
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$21.39517	$27.39754	111,124
2011	$27.39754	$28.59400	103,646
2012	$28.59400	$32.63443	89,850
2013	$32.63443	$32.81535	75,009
2014	$32.81535	$41.94369	64,355
2015	$41.94369	$42.22457	59,245
2016	$42.22457	$44.44079	56,148
2017	$44.44079	$45.15138	49,807
2018	$45.15138	$41.05211	38,995
2019	$41.05211	$48.10946	36,779
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$29.56510	$31.83325	757,737
2011	$31.83325	$32.93765	659,681
2012	$32.93765	$37.02620	570,015
2013	$37.02620	$36.85679	493,895
2014	$36.85679	$39.14271	428,939
2015	$39.14271	$37.76075	380,246
2016	$37.76075	$39.84253	339,806
2017	$39.84253	$41.86856	288,144
2018	$41.86856	$39.59397	244,872
2019	$39.59397	$45.23957	209,200
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18884	91,525
2018	$11.18884	$10.08778	78,602
2019	$10.08778	$12.96169	66,509

A-18

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05602	54,286
2017	$10.05602	$12.97088	46,535
2018	$12.97088	$13.08340	42,336
2019	$13.08340	$17.62777	34,922
Putnam VT International Equity Fund - Class IB
2010	$8.41035	$9.11773	262,718
2011	$9.11773	$7.46260	229,429
2012	$7.46260	$8.96417	186,917
2013	$8.96417	$11.31189	163,004
2014	$11.31189	$10.39025	140,740
2015	$10.39025	$10.25195	130,432
2016	$10.25195	$9.85391	117,410
2017	$9.85391	$12.29042	111,344
2018	$12.29042	$9.79436	104,034
2019	$9.79436	$12.07786	76,335
Putnam VT Small Cap Value Fund - Class IB
2010	$10.86614	$13.48861	41,084
2011	$13.48861	$12.66263	38,534
2012	$12.66263	$14.65794	35,563
2013	$14.65794	$20.16311	37,608
2014	$20.16311	$20.54911	38,620
2015	$20.54911	$19.38890	36,822
2016	$19.38890	$24.35743	33,880
2017	$24.35743	$25.88982	38,009
2018	$25.88982	$20.42423	25,802
2019	$20.42423	$25.00248	19,914
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

A-19

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT
Mortality & Expense = 1.38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.50324	$10.56216	474
2011	$10.56216	$11.03907	463
2012	$11.03907	$12.75213	207
2013	$12.75213	$16.91138	199
2014	$16.91138	$18.21097	192
2015	$18.21097	$18.19943	186
2016	$18.19943	$19.91801	179
2017	$19.91801	$23.27618	173
2018	$23.27618	$21.59194	167
2019	$21.59194	$26.29798	160
AB VPS Large Cap Growth Portfolio - Class B
2010	$7.01074	$7.58696	478
2011	$7.58696	$7.23105	460
2012	$7.23105	$8.27325	444
2013	$8.27325	$11.16782	427
2014	$11.16782	$12.52667	410
2015	$12.52667	$13.68243	392
2016	$13.68243	$13.79938	376
2017	$13.79938	$17.90396	360
2018	$17.90396	$18.04915	343
2019	$18.04915	$23.89535	672
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91658	736
2017	$9.91658	$9.83721	1,519
2018	$9.83721	$9.85200	5,869
2019	$9.85200	$9.90293	5,758
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.42036	$13.78889	5,141
2011	$13.78889	$13.91067	5,114
2012	$13.91067	$15.43998	5,088
2013	$15.43998	$17.33409	6,564
2014	$17.33409	$17.86779	6,537
2015	$17.86779	$16.36332	6,509
2016	$16.36332	$18.38468	6,482
2017	$18.38468	$19.86766	6,457
2018	$19.86766	$18.73168	6,430
2019	$18.73168	$21.42040	6,407
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.92639	$11.97119	328
2011	$11.97119	$11.67275	327
2012	$11.67275	$13.13904	271
2013	$13.13904	$16.60480	271
2014	$16.60480	$17.52609	271
2015	$17.52609	$16.41609	271
2016	$16.41609	$18.77307	270
2017	$18.77307	$20.04218	270
2018	$20.04218	$17.95577	270
2019	$17.95577	$21.68549	270

A-20

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.56025	$13.34183	0
2011	$13.34183	$12.65186	0
2012	$12.65186	$14.75774	0
2013	$14.75774	$19.81046	0
2014	$19.81046	$19.63085	0
2015	$19.63085	$17.91357	0
2016	$17.91357	$22.97965	0
2017	$22.97965	$25.05488	0
2018	$25.05488	$21.50611	0
2019	$21.50611	$26.77337	0
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.51153	$14.43236	2,552
2011	$14.43236	$12.70833	893
2012	$12.70833	$14.80420	479
2013	$14.80420	$17.93747	464
2014	$17.93747	$15.70646	450
2015	$15.70646	$14.47088	435
2016	$14.47088	$15.28196	418
2017	$15.28196	$17.57176	403
2018	$17.57176	$14.63876	388
2019	$14.63876	$16.23085	373
Invesco V.I. American Franchise Fund - Series I
2010	$5.97123	$7.05121	471
2011	$7.05121	$6.51868	453
2012	$6.51868	$7.30457	1,465
2013	$7.30457	$10.08607	1,294
2014	$10.08607	$10.77662	1,217
2015	$10.77662	$11.14993	854
2016	$11.14993	$11.23573	823
2017	$11.23573	$14.09821	769
2018	$14.09821	$13.38649	702
2019	$13.38649	$18.03792	691
Invesco V.I. American Value Fund - Series I
2010	$12.19928	$14.69360	212
2011	$14.69360	$14.61166	204
2012	$14.61166	$16.88804	196
2013	$16.88804	$22.34203	190
2014	$22.34203	$24.16029	184
2015	$24.16029	$21.63251	116
2016	$21.63251	$24.61818	110
2017	$24.61818	$26.67433	106
2018	$26.67433	$22.95619	102
2019	$22.95619	$28.27955	98
Invesco V.I. Comstock Fund - Series I
2010	$11.03878	$12.61452	8,208
2011	$12.61452	$12.20071	7,941
2012	$12.20071	$14.33301	7,222
2013	$14.33301	$19.20305	6,618
2014	$19.20305	$20.69689	6,262
2015	$20.69689	$19.17274	3,696
2016	$19.17274	$22.15980	3,799
2017	$22.15980	$25.73315	3,665
2018	$25.73315	$22.26914	875
2019	$22.26914	$27.49356	888

A-21

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$10.01739	$10.81346	0
2011	$10.81346	$10.64819	0
2012	$10.64819	$11.94782	0
2013	$11.94782	$15.21567	0
2014	$15.21567	$16.21342	0
2015	$16.21342	$15.05341	0
2016	$15.05341	$16.35529	0
2017	$16.35529	$18.23894	0
2018	$18.23894	$16.28113	0
2019	$16.28113	$20.68842	0
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.58082	$10.42987	28,541
2011	$10.42987	$10.29782	27,391
2012	$10.29782	$12.04612	24,702
2013	$12.04612	$15.55296	22,760
2014	$15.55296	$17.29026	19,158
2015	$17.29026	$17.38830	18,398
2016	$17.38830	$19.67153	18,543
2017	$19.67153	$21.04537	18,379
2018	$21.04537	$19.16401	15,805
2019	$19.16401	$23.62045	15,355
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.25832	0
2012	$14.25832	$15.81511	0
2013	$15.81511	$19.50709	0
2014	$19.50709	$20.95699	0
2015	$20.95699	$20.17543	0
2016	$20.17543	$22.88668	0
2017	$22.88668	$25.03913	0
2018	$25.03913	$22.32448	0
2019	$22.32448	$26.47624	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.39813	4,401
2012	$10.39813	$11.65356	3,810
2013	$11.65356	$14.06651	2,047
2014	$14.06651	$13.95534	1,913
2015	$13.95534	$13.55478	1,885
2016	$13.55478	$14.26651	1,890
2017	$14.26651	$17.27687	1,820
2018	$17.27687	$14.41445	1,748
2019	$14.41445	$17.78135	1,212
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.53351	324
2014	$12.53351	$12.56258	324
2015	$12.56258	$11.98610	342
2016	$11.98610	$13.13475	333
2017	$13.13475	$13.75768	349
2018	$13.75768	$13.10007	349
2019	$13.10007	$14.65127	351

A-22

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.27421	$13.80079	0
2011	$13.80079	$12.73112	0
2012	$12.73112	$13.91780	0
2013	$13.91780	$17.66485	0
2014	$17.66485	$18.17710	0
2015	$18.17710	$17.18854	0
2016	$17.18854	$19.21204	0
2017	$19.21204	$21.75477	0
2018	$21.75477	$19.00049	0
2019	$19.00049	$23.45359	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.78860	$14.78354	0
2011	$14.78354	$13.20325	0
2012	$13.20325	$14.52135	0
2013	$14.52135	$19.54534	0
2014	$19.54534	$20.73949	0
2015	$20.73949	$20.64767	0
2016	$20.64767	$20.46160	0
2017	$20.46160	$24.62608	0
2018	$24.62608	$22.83700	0
2019	$22.83700	$30.15301	0
Invesco V.I. S&P 500 Index Fund - Series I
2010	$8.49923	$9.62006	3,076
2011	$9.62006	$9.65429	3,014
2012	$9.65429	$11.00204	2,962
2013	$11.00204	$14.29944	4,606
2014	$14.29944	$15.96596	3,712
2015	$15.96596	$15.89323	3,676
2016	$15.89323	$17.45421	3,521
2017	$17.45421	$20.85431	3,392
2018	$20.85431	$19.55989	3,335
2019	$19.55989	$25.22778	3,314
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$15.04577	$19.61569	458
2011	$19.61569	$17.95164	452
2012	$17.95164	$19.22441	445
2013	$19.22441	$26.04294	389
2014	$26.04294	$26.16524	346
2015	$26.16524	$24.26045	202
2016	$24.26045	$21.80582	152
2017	$21.80582	$29.81530	97
2018	$29.81530	$32.50292	93
2019	$32.50292	$44.87047	90
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$24.89139	$29.19209	587
2011	$29.19209	$23.52372	236
2012	$23.52372	$27.80173	346
2013	$27.80173	$27.11243	346
2014	$27.11243	$25.51474	346
2015	$25.51474	$22.45178	268
2016	$22.45178	$23.61370	226
2017	$23.61370	$31.42687	169
2018	$31.42687	$25.55444	169
2019	$25.55444	$30.11075	169

A-23

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.72548	16,524
2015	$17.72548	$15.06235	16,387
2016	$15.06235	$17.10763	15,946
2017	$17.10763	$19.04222	15,846
2018	$19.04222	$17.28765	15,701
2019	$17.28765	$21.85466	15,391
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$10.47723	$10.91014	2,899
2011	$10.91014	$10.35469	2,760
2012	$10.35469	$11.61468	2,550
2013	$11.61468	$13.26902	12,442
2014	$13.26902	$13.35578	5,083
2015	$13.35578	$12.31795	2,654
2016	$12.31795	$12.81434	2,169
2017	$12.81434	$14.66063	2,086
2018	$14.66063	$13.50460	2,001
2019	$13.50460	$15.67077	1,921
Morgan Stanley VIF Growth Portfolio, Class I
2010	$8.76157	$10.60660	0
2011	$10.60660	$10.15862	0
2012	$10.15862	$11.44801	0
2013	$11.44801	$16.70250	0
2014	$16.70250	$17.50391	0
2015	$17.50391	$19.35766	0
2016	$19.35766	$18.76199	0
2017	$18.76199	$26.46401	0
2018	$26.46401	$28.03870	0
2019	$28.03870	$36.41381	2,284
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$19.15751	$24.53213	1,269
2011	$24.53213	$25.60345	311
2012	$25.60345	$29.22131	262
2013	$29.22131	$29.38331	269
2014	$29.38331	$37.55697	258
2015	$37.55697	$37.80848	174
2016	$37.80848	$39.79291	138
2017	$39.79291	$40.42919	123
2018	$40.42919	$36.75865	124
2019	$36.75865	$43.07791	117
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$14.94810	$16.09486	7,931
2011	$16.09486	$16.65325	7,315
2012	$16.65325	$18.72043	3,633
2013	$18.72043	$18.63477	5,217
2014	$18.63477	$19.79053	4,472
2015	$19.79053	$19.09181	2,746
2016	$19.09181	$20.14436	2,579
2017	$20.14436	$21.16872	2,460
2018	$21.16872	$20.01869	2,137
2019	$20.01869	$22.87310	848
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18884	0
2018	$11.18884	$10.08778	0
2019	$10.08778	$12.96169	0

A-24

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05602	127
2017	$10.05602	$12.97088	127
2018	$12.97088	$13.08340	126
2019	$13.08340	$17.62777	126
Putnam VT International Equity Fund - Class IB
2010	$9.56040	$10.36448	3,837
2011	$10.36448	$8.48302	3,946
2012	$8.48302	$10.18990	3,952
2013	$10.18990	$12.85865	3,839
2014	$12.85865	$11.81099	3,939
2015	$11.81099	$11.65378	3,848
2016	$11.65378	$11.20130	4,472
2017	$11.20130	$13.97099	4,366
2018	$13.97099	$11.13362	1,185
2019	$11.13362	$13.72936	1,170
Putnam VT Small Cap Value Fund - Class IB
2010	$10.86614	$13.48861	0
2011	$13.48861	$12.66263	0
2012	$12.66263	$14.65794	0
2013	$14.65794	$20.16311	0
2014	$20.16311	$20.54911	0
2015	$20.54911	$19.38890	0
2016	$19.38890	$24.35743	0
2017	$24.35743	$25.88982	0
2018	$25.88982	$20.42423	0
2019	$20.42423	$25.00248	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

A-25

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH
BENEFIT COMBINATION OPTION
Mortality & Expense = 1.42

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.35291	$10.39092	14,537
2011	$10.39092	$10.85576	13,573
2012	$10.85576	$12.53535	12,428
2013	$12.53535	$16.61724	11,236
2014	$16.61724	$17.88708	5,625
2015	$17.88708	$17.86859	6,081
2016	$17.86859	$19.54813	5,736
2017	$19.54813	$22.83484	2,586
2018	$22.83484	$21.17401	2,586
2019	$21.17401	$25.77865	2,586
AB VPS Large Cap Growth Portfolio - Class B
2010	$5.67688	$6.14100	14,999
2011	$6.14100	$5.85060	7,318
2012	$5.85060	$6.69116	7,316
2013	$6.69116	$9.02859	5,192
2014	$9.02859	$10.12309	5,192
2015	$10.12309	$11.05266	5,948
2016	$11.05266	$11.14269	5,944
2017	$11.14269	$14.45128	6,364
2018	$14.45128	$14.56262	6,178
2019	$14.56262	$19.27180	5,748
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91392	31,520
2017	$9.91392	$9.83064	6,399
2018	$9.83064	$9.84148	17,841
2019	$9.84148	$9.88840	11,696
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.39136	$13.75119	20,090
2011	$13.75119	$13.86712	5,942
2012	$13.86712	$15.38545	6,006
2013	$15.38545	$17.26598	5,603
2014	$17.26598	$17.79046	4,391
2015	$17.79046	$16.28599	3,187
2016	$16.28599	$18.29048	3,187
2017	$18.29048	$19.75798	3,187
2018	$19.75798	$18.62077	3,187
2019	$18.62077	$21.28505	2,393
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.90126	$11.93888	25,381
2011	$11.93888	$11.63660	19,840
2012	$11.63660	$13.09310	19,125
2013	$13.09310	$16.54012	8,266
2014	$16.54012	$17.45085	8,020
2015	$17.45085	$16.33908	6,822
2016	$16.33908	$18.67755	6,683
2017	$18.67755	$19.93227	7,934
2018	$19.93227	$17.85012	7,974
2019	$17.85012	$21.54928	7,852

A-26

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.54054	$13.31162	14,376
2011	$13.31162	$12.61817	14,826
2012	$12.61817	$14.71253	14,473
2013	$14.71253	$19.74188	9,302
2014	$19.74188	$19.55505	6,815
2015	$19.55505	$17.83727	3,390
2016	$17.83727	$22.87265	3,283
2017	$22.87265	$24.92828	3,282
2018	$24.92828	$21.38883	2,814
2019	$21.38883	$26.61672	2,803
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.48068	$14.39366	18,519
2011	$14.39366	$12.66919	16,494
2012	$12.66919	$14.75268	17,254
2013	$14.75268	$17.86790	7,039
2014	$17.86790	$15.63928	5,055
2015	$15.63928	$14.40321	5,042
2016	$14.40321	$15.20443	5,169
2017	$15.20443	$17.47564	5,051
2018	$17.47564	$14.55282	5,461
2019	$14.55282	$16.12910	5,685
Invesco V.I. American Franchise Fund - Series I
2010	$4.91098	$5.79688	55,040
2011	$5.79688	$5.35693	28,899
2012	$5.35693	$6.00034	30,430
2013	$6.00034	$8.28190	22,030
2014	$8.28190	$8.84539	6,651
2015	$8.84539	$9.14813	6,446
2016	$9.14813	$9.21485	4,439
2017	$9.21485	$11.55788	5,629
2018	$11.55788	$10.96999	4,054
2019	$10.96999	$14.77585	3,862
Invesco V.I. American Value Fund - Series I
2010	$12.03885	$14.49459	30,353
2011	$14.49459	$14.40798	27,514
2012	$14.40798	$16.64596	29,594
2013	$16.64596	$22.01295	15,154
2014	$22.01295	$23.79493	14,314
2015	$23.79493	$21.29686	12,743
2016	$21.29686	$24.22653	8,428
2017	$24.22653	$26.23950	4,697
2018	$26.23950	$22.57288	4,266
2019	$22.57288	$27.79624	4,242
Invesco V.I. Comstock Fund - Series I
2010	$11.00496	$12.57084	37,080
2011	$12.57084	$12.15360	34,394
2012	$12.15360	$14.27194	33,106
2013	$14.27194	$19.11359	20,099
2014	$19.11359	$20.59224	13,821
2015	$20.59224	$19.06816	10,643
2016	$19.06816	$22.03013	10,769
2017	$22.03013	$25.57237	8,365
2018	$25.57237	$22.12110	8,350
2019	$22.12110	$27.29988	7,833

A-27

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$10.00267	$10.79325	909
2011	$10.79325	$10.62403	793
2012	$10.62403	$11.91594	2,991
2013	$11.91594	$15.16901	2,645
2014	$15.16901	$16.15723	2,505
2015	$16.15723	$14.99525	2,508
2016	$14.99525	$16.28559	2,454
2017	$16.28559	$18.15397	3,317
2018	$18.15397	$16.19875	3,416
2019	$16.19875	$20.57551	3,166
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.72068	$10.57790	108,381
2011	$10.57790	$10.43982	82,654
2012	$10.43982	$12.20732	80,692
2013	$12.20732	$15.75479	71,587
2014	$15.75479	$17.50762	66,370
2015	$17.50762	$17.59984	43,631
2016	$17.59984	$19.90291	39,457
2017	$19.90291	$21.28442	34,887
2018	$21.28442	$19.37388	25,732
2019	$19.37388	$23.86957	21,552
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.86177	15,974
2012	$13.86177	$15.36910	15,873
2013	$15.36910	$18.94938	2,849
2014	$18.94938	$20.34969	2,848
2015	$20.34969	$19.58295	1,620
2016	$19.58295	$22.20571	1,620
2017	$22.20571	$24.28442	1,620
2018	$24.28442	$21.64288	1,620
2019	$21.64288	$25.65761	1,619
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.96857	35,133
2012	$9.96857	$11.16766	34,563
2013	$11.16766	$13.47461	32,540
2014	$13.47461	$13.36277	20,965
2015	$13.36277	$12.97403	15,836
2016	$12.97403	$13.64982	13,975
2017	$13.64982	$16.52346	13,632
2018	$16.52346	$13.78031	12,733
2019	$13.78031	$16.99229	10,063
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$9.07670	6,209
2014	$9.07670	$9.09412	6,146
2015	$9.09412	$8.67333	5,019
2016	$8.67333	$9.50071	4,037
2017	$9.50071	$9.94732	11,531
2018	$9.94732	$9.46803	8,516
2019	$9.46803	$10.58492	326

A-28

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.24674	$13.76439	9,441
2011	$13.76439	$12.69247	3,629
2012	$12.69247	$13.86998	3,210
2013	$13.86998	$17.59713	3,156
2014	$17.59713	$18.10017	362
2015	$18.10017	$17.10895	360
2016	$17.10895	$19.11545	360
2017	$19.11545	$21.63679	360
2018	$21.63679	$18.88983	360
2019	$18.88983	$23.30767	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.76358	$14.74629	4,033
2011	$14.74629	$13.16472	4,868
2012	$13.16472	$14.47315	3,990
2013	$14.47315	$19.47268	4,777
2014	$19.47268	$20.65411	2,526
2015	$20.65411	$20.55444	2,901
2016	$20.55444	$20.36109	2,946
2017	$20.36109	$24.49535	2,056
2018	$24.49535	$22.70662	2,020
2019	$22.70662	$29.96888	2,019
Invesco V.I. S&P 500 Index Fund - Series I
2010	$7.60169	$8.60071	19,706
2011	$8.60071	$8.62787	18,417
2012	$8.62787	$9.82838	24,689
2013	$9.82838	$12.76891	19,631
2014	$12.76891	$14.25137	26,542
2015	$14.25137	$14.18078	24,772
2016	$14.18078	$15.56736	17,647
2017	$15.56736	$18.59247	15,390
2018	$18.59247	$17.43143	14,501
2019	$17.43143	$22.47356	9,839
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.99966	$19.54779	5,116
2011	$19.54779	$17.88235	4,239
2012	$17.88235	$19.14253	3,829
2013	$19.14253	$25.92166	2,493
2014	$25.92166	$26.03299	2,513
2015	$26.03299	$24.12816	1,847
2016	$24.12816	$21.67826	1,933
2017	$21.67826	$29.62908	1,640
2018	$29.62908	$32.28693	5,111
2019	$32.28693	$44.55447	2,424
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$16.58896	$19.44739	85,822
2011	$19.44739	$15.66493	83,849
2012	$15.66493	$18.50633	83,051
2013	$18.50633	$18.04026	55,412
2014	$18.04026	$16.97039	34,321
2015	$16.97039	$14.92717	18,678
2016	$14.92717	$15.69342	41,126
2017	$15.69342	$20.87765	32,555
2018	$20.87765	$16.96962	4,249
2019	$16.96962	$19.98727	2,363

A-29

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.60601	20,810
2015	$17.60601	$14.95483	12,556
2016	$14.95483	$16.97874	11,424
2017	$16.97874	$18.89122	9,809
2018	$18.89122	$17.14366	7,052
2019	$17.14366	$21.66398	4,134
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$9.25793	$9.63661	10,039
2011	$9.63661	$9.14235	7,523
2012	$9.14235	$10.25070	7,521
2013	$10.25070	$11.70608	69,388
2014	$11.70608	$11.77791	63,382
2015	$11.77791	$10.85835	51,981
2016	$10.85835	$11.29143	47,321
2017	$11.29143	$12.91313	40,755
2018	$12.91313	$11.89010	40,286
2019	$11.89010	$13.79180	37,698
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.39589	$8.94975	16,151
2011	$8.94975	$8.56832	15,832
2012	$8.56832	$9.65199	15,489
2013	$9.65199	$14.07652	4,618
2014	$14.07652	$14.74603	4,594
2015	$14.74603	$16.30118	5,095
2016	$16.30118	$15.79325	5,061
2017	$15.79325	$22.26770	5,674
2018	$22.26770	$23.58320	5,033
2019	$23.58320	$30.61521	101,365
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$21.87976	$28.00691	4,056
2011	$28.00691	$29.21831	3,670
2012	$29.21831	$33.33359	3,844
2013	$33.33359	$33.50499	2,114
2014	$33.50499	$42.80807	2,104
2015	$42.80807	$43.07752	2,248
2016	$43.07752	$45.32043	2,213
2017	$45.32043	$46.02672	1,817
2018	$46.02672	$41.83115	1,493
2019	$41.83115	$49.00282	872
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$15.99507	$17.21528	46,450
2011	$17.21528	$17.80544	37,778
2012	$17.80544	$20.00760	37,457
2013	$20.00760	$19.90809	21,271
2014	$19.90809	$21.13437	18,318
2015	$21.13437	$20.38006	17,234
2016	$20.38006	$21.49504	16,391
2017	$21.49504	$22.57908	17,461
2018	$22.57908	$21.34385	8,248
2019	$21.34385	$24.37746	17,410
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18599	0
2018	$11.18599	$10.08116	0
2019	$10.08116	$12.94799	163

A-30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05556	851
2017	$10.05556	$12.96511	851
2018	$12.96511	$13.07232	0
2019	$13.07232	$17.60580	121
Putnam VT International Equity Fund - Class IB
2010	$8.31671	$9.01260	6,185
2011	$9.01260	$7.37360	3,410
2012	$7.37360	$8.85371	3,378
2013	$8.85371	$11.16803	3,237
2014	$11.16803	$10.25402	3,219
2015	$10.25402	$10.11348	3,191
2016	$10.11348	$9.71694	3,194
2017	$9.71694	$12.11475	1,780
2018	$12.11475	$9.65048	1,799
2019	$9.65048	$11.89567	330
Putnam VT Small Cap Value Fund - Class IB
2010	$10.83283	$13.44190	0
2011	$13.44190	$12.61374	0
2012	$12.61374	$14.59550	0
2013	$14.59550	$20.06919	784
2014	$20.06919	$20.44521	827
2015	$20.44521	$19.28315	0
2016	$19.28315	$24.21493	0
2017	$24.21493	$25.72809	945
2018	$25.72809	$20.28846	925
2019	$20.28846	$24.82637	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

A-31

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION
Mortality & Expense = 1.45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.44328	$10.48817	0
2011	$10.48817	$10.95407	0
2012	$10.95407	$12.64507	0
2013	$12.64507	$16.75767	0
2014	$16.75767	$18.03283	0
2015	$18.03283	$18.00878	0
2016	$18.00878	$19.69561	0
2017	$19.69561	$23.00023	0
2018	$23.00023	$21.32094	0
2019	$21.32094	$25.94976	0
AB VPS Large Cap Growth Portfolio - Class B
2010	$6.96651	$7.53381	0
2011	$7.53381	$7.17539	0
2012	$7.17539	$8.20381	0
2013	$8.20381	$11.06632	0
2014	$11.06632	$12.40413	0
2015	$12.40413	$13.53911	0
2016	$13.53911	$13.64530	0
2017	$13.64530	$17.69171	0
2018	$17.69171	$17.82264	0
2019	$17.82264	$23.57897	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91192	0
2017	$9.91192	$9.82572	0
2018	$9.82572	$9.83357	0
2019	$9.83357	$9.87748	0
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.36980	$13.72315	738
2011	$13.72315	$13.83470	737
2012	$13.83470	$15.34488	737
2013	$15.34488	$17.21529	736
2014	$17.21529	$17.73291	736
2015	$17.73291	$16.22843	736
2016	$16.22843	$18.22039	735
2017	$18.22039	$19.67639	735
2018	$19.67639	$18.53829	735
2019	$18.53829	$21.18442	734
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.88268	$11.91496	1,062
2011	$11.91496	$11.60980	1,061
2012	$11.60980	$13.05901	1,060
2013	$13.05901	$16.49212	1,060
2014	$16.49212	$17.39499	1,059
2015	$17.39499	$16.28188	1,059
2016	$16.28188	$18.60660	1,058
2017	$18.60660	$19.85061	1,058
2018	$19.85061	$17.77163	1,057
2019	$17.77163	$21.44809	1,057

A-32

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.52576	$13.28895	192
2011	$13.28895	$12.59291	192
2012	$12.59291	$14.67867	192
2013	$14.67867	$19.69053	191
2014	$19.69053	$19.49835	191
2015	$19.49835	$17.78022	191
2016	$17.78022	$22.79266	191
2017	$22.79266	$24.83367	191
2018	$24.83367	$21.30122	191
2019	$21.30122	$26.49976	191
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.45742	$14.36452	1,345
2011	$14.36452	$12.63974	1,345
2012	$12.63974	$14.71398	1,345
2013	$14.71398	$17.81568	0
2014	$17.81568	$15.58889	0
2015	$15.58889	$14.35249	0
2016	$14.35249	$15.14637	0
2017	$15.14637	$17.40370	0
2018	$17.40370	$14.48853	0
2019	$14.48853	$16.05303	0
Invesco V.I. American Franchise Fund - Series I
2010	$5.93354	$7.00181	0
2011	$7.00181	$6.46847	0
2012	$6.46847	$7.24322	0
2013	$7.24322	$9.99437	0
2014	$9.99437	$10.67116	0
2015	$10.67116	$11.03308	0
2016	$11.03308	$11.11022	0
2017	$11.11022	$13.93101	0
2018	$13.93101	$13.21843	0
2019	$13.21843	$17.79899	0
Invesco V.I. American Value Fund - Series I
2010	$12.12232	$14.59071	532
2011	$14.59071	$14.49918	531
2012	$14.49918	$16.74629	531
2013	$16.74629	$22.13899	531
2014	$22.13899	$23.92398	530
2015	$23.92398	$21.40592	530
2016	$21.40592	$24.34331	530
2017	$24.34331	$26.35811	530
2018	$26.35811	$22.66807	529
2019	$22.66807	$27.90509	529
Invesco V.I. Comstock Fund - Series I
2010	$10.97967	$12.53819	8,350
2011	$12.53819	$12.11841	8,349
2012	$12.11841	$14.22634	0
2013	$14.22634	$19.04680	0
2014	$19.04680	$20.51413	0
2015	$20.51413	$18.99013	0
2016	$18.99013	$21.93343	0
2017	$21.93343	$25.45251	4,467
2018	$25.45251	$22.01077	4,466
2019	$22.01077	$27.15557	4,466

A-33

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.99163	$10.77811	0
2011	$10.77811	$10.60596	0
2012	$10.60596	$11.89209	0
2013	$11.89209	$15.13410	0
2014	$15.13410	$16.11521	0
2015	$16.11521	$14.95176	0
2016	$14.95176	$16.23352	0
2017	$16.23352	$18.09053	0
2018	$18.09053	$16.13728	0
2019	$16.13728	$20.49129	0
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.52038	$10.35682	441
2011	$10.35682	$10.21856	441
2012	$10.21856	$11.94501	0
2013	$11.94501	$15.41163	0
2014	$15.41163	$17.12116	3,963
2015	$17.12116	$17.20619	0
2016	$17.20619	$19.45193	0
2017	$19.45193	$20.79593	0
2018	$20.79593	$18.92353	0
2019	$18.92353	$23.30772	0
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.14862	0
2012	$14.14862	$15.68243	0
2013	$15.68243	$19.32989	0
2014	$19.32989	$20.75208	0
2015	$20.75208	$19.96419	0
2016	$19.96419	$22.63124	0
2017	$22.63124	$24.74238	0
2018	$24.74238	$22.04437	0
2019	$22.04437	$26.12576	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.31810	0
2012	$10.31810	$11.55576	0
2013	$11.55576	$13.93871	0
2014	$13.93871	$13.81887	0
2015	$13.81887	$13.41283	0
2016	$13.41283	$14.10726	0
2017	$14.10726	$17.07210	0
2018	$17.07210	$14.23357	0
2019	$14.23357	$17.54594	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.41975	917
2014	$12.41975	$12.43984	0
2015	$12.43984	$11.86068	0
2016	$11.86068	$12.98824	0
2017	$12.98824	$13.59473	0
2018	$13.59473	$12.93581	0
2019	$12.93581	$14.45743	0

A-34

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.22538	$13.73628	197
2011	$13.73628	$12.66276	196
2012	$12.66276	$13.83336	196
2013	$13.83336	$17.54540	196
2014	$17.54540	$18.04156	196
2015	$18.04156	$17.04842	196
2016	$17.04842	$19.04212	196
2017	$19.04212	$21.54734	196
2018	$21.54734	$18.80607	196
2019	$18.80607	$23.19736	196
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.74173	$14.71448	0
2011	$14.71448	$13.13238	0
2012	$13.13238	$14.43326	0
2013	$14.43326	$19.41320	0
2014	$19.41320	$20.58484	0
2015	$20.58484	$20.47936	0
2016	$20.47936	$20.28063	0
2017	$20.28063	$24.39127	0
2018	$24.39127	$22.60330	0
2019	$22.60330	$29.82356	0
Invesco V.I. S&P 500 Index Fund - Series I
2010	$8.44561	$9.55267	8,520
2011	$9.55267	$9.57997	8,519
2012	$9.57997	$10.90968	8,517
2013	$10.90968	$14.16948	9,909
2014	$14.16948	$15.80979	16,195
2015	$15.80979	$15.72676	15,437
2016	$15.72676	$17.25934	14,688
2017	$17.25934	$20.60708	14,050
2018	$20.60708	$19.31440	13,481
2019	$19.31440	$24.89374	12,944
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.96522	$19.49704	546
2011	$19.49704	$17.83057	4,140
2012	$17.83057	$19.08136	0
2013	$19.08136	$25.83108	0
2014	$25.83108	$25.93422	2,419
2015	$25.93422	$24.02940	0
2016	$24.02940	$21.58308	0
2017	$21.58308	$29.49019	0
2018	$29.49019	$32.12587	0
2019	$32.12587	$44.31893	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$24.73451	$28.98783	995
2011	$28.98783	$23.34278	995
2012	$23.34278	$27.56853	995
2013	$27.56853	$26.86618	961
2014	$26.86618	$25.26531	0
2015	$25.26531	$22.21672	0
2016	$22.21672	$23.35017	0
2017	$23.35017	$31.05450	0
2018	$31.05450	$25.23386	0
2019	$25.23386	$29.71220	0

A-35

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.55223	0
2015	$17.55223	$14.90465	0
2016	$14.90465	$16.91672	0
2017	$16.91672	$18.81658	0
2018	$18.81658	$17.07077	0
2019	$17.07077	$21.56539	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$10.41117	$10.83377	6,947
2011	$10.83377	$10.27502	0
2012	$10.27502	$11.51723	0
2013	$11.51723	$13.14848	0
2014	$13.14848	$13.22518	0
2015	$13.22518	$12.18895	0
2016	$12.18895	$12.67129	0
2017	$12.67129	$14.48685	0
2018	$14.48685	$13.33512	0
2019	$13.33512	$15.46329	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$8.70626	$10.53227	10,806
2011	$10.53227	$10.08039	0
2012	$10.08039	$11.35188	0
2013	$11.35188	$16.55069	0
2014	$16.55069	$17.33268	0
2015	$17.33268	$19.15488	0
2016	$19.15488	$18.55249	0
2017	$18.55249	$26.15028	0
2018	$26.15028	$27.68680	0
2019	$27.68680	$35.93163	5,543
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$19.03666	$24.36034	538
2011	$24.36034	$25.40641	537
2012	$25.40641	$28.97608	402
2013	$28.97608	$29.11632	388
2014	$29.11632	$37.18969	0
2015	$37.18969	$37.41254	3,555
2016	$37.41254	$39.34873	5,162
2017	$39.34873	$39.95001	0
2018	$39.95001	$36.29739	0
2019	$36.29739	$42.50758	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$14.85388	$15.98224	2,916
2011	$15.98224	$16.52517	2,915
2012	$16.52517	$18.56342	12,876
2013	$18.56342	$18.46554	12,776
2014	$18.46554	$19.59708	0
2015	$19.59708	$18.89197	0
2016	$18.89197	$19.91960	0
2017	$19.91960	$20.91792	0
2018	$20.91792	$19.76760	0
2019	$19.76760	$22.57041	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18384	0
2018	$11.18384	$10.07617	0
2019	$10.07617	$12.93771	0

A-36

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05522	0
2017	$10.05522	$12.96079	0
2018	$12.96079	$13.06401	0
2019	$13.06401	$17.58933	0
Putnam VT International Equity Fund - Class IB
2010	$9.50009	$10.29191	975
2011	$10.29191	$8.41773	975
2012	$8.41773	$10.10438	974
2013	$10.10438	$12.74181	973
2014	$12.74181	$11.69549	973
2015	$11.69549	$11.53173	972
2016	$11.53173	$11.07626	972
2017	$11.07626	$13.80538	972
2018	$13.80538	$10.99389	971
2019	$10.99389	$13.54756	971
Putnam VT Small Cap Value Fund - Class IB
2010	$10.80793	$13.40698	0
2011	$13.40698	$12.57721	0
2012	$12.57721	$14.54885	0
2013	$14.54885	$19.99905	0
2014	$19.99905	$20.36764	0
2015	$20.36764	$19.20422	0
2016	$19.20422	$24.10861	0
2017	$24.10861	$25.60746	0
2018	$25.60746	$20.18725	0
2019	$20.18725	$24.69512	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

A-37

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.48

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.03908	$10.03623	0
2011	$10.03623	$10.47892	0
2012	$10.47892	$12.09294	0
2013	$12.09294	$16.02115	0
2014	$16.02115	$17.23509	0
2015	$17.23509	$17.20693	0
2016	$17.20693	$18.81303	0
2017	$18.81303	$21.96300	0
2018	$21.96300	$20.35330	0
2019	$20.35330	$24.76461	0
AB VPS Large Cap Growth Portfolio - Class B
2010	$6.25978	$6.76751	337
2011	$6.76751	$6.44361	345
2012	$6.44361	$7.36495	845
2013	$7.36495	$9.93178	1,553
2014	$9.93178	$11.12910	0
2015	$11.12910	$12.14376	0
2016	$12.14376	$12.23535	0
2017	$12.23535	$15.85891	0
2018	$15.85891	$15.97146	0
2019	$15.97146	$21.12356	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90994	137
2017	$9.90994	$9.82081	137
2018	$9.82081	$9.82570	137
2019	$9.82570	$9.86662	137
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.34871	$13.69564	0
2011	$13.69564	$13.80283	0
2012	$13.80283	$15.30493	0
2013	$15.30493	$17.16530	0
2014	$17.16530	$17.67611	0
2015	$17.67611	$16.17159	0
2016	$16.17159	$18.15116	0
2017	$18.15116	$19.59575	0
2018	$19.59575	$18.45675	0
2019	$18.45675	$21.08491	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.86408	$11.89102	0
2011	$11.89102	$11.58301	0
2012	$11.58301	$13.02497	0
2013	$13.02497	$16.44419	0
2014	$16.44419	$17.33922	0
2015	$17.33922	$16.22482	0
2016	$16.22482	$18.53585	0
2017	$18.53585	$19.76921	0
2018	$19.76921	$17.69342	0
2019	$17.69342	$21.34729	0

A-38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.51097	$13.26632	0
2011	$13.26632	$12.56771	0
2012	$12.56771	$14.64490	0
2013	$14.64490	$19.63934	0
2014	$19.63934	$19.44182	0
2015	$19.44182	$17.72335	0
2016	$17.72335	$22.71299	0
2017	$22.71299	$24.73947	0
2018	$24.73947	$21.21401	0
2019	$21.21401	$26.38335	0
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.43446	$14.33571	0
2011	$14.33571	$12.61061	0
2012	$12.61061	$14.67565	0
2013	$14.67565	$17.76395	0
2014	$17.76395	$15.53896	0
2015	$15.53896	$14.30223	0
2016	$14.30223	$15.08881	0
2017	$15.08881	$17.33238	0
2018	$17.33238	$14.42481	0
2019	$14.42481	$15.97765	0
Invesco V.I. American Franchise Fund - Series I
2010	$4.87974	$5.75656	397
2011	$5.75656	$5.31649	396
2012	$5.31649	$5.95148	0
2013	$5.95148	$8.20954	0
2014	$8.20954	$8.76284	0
2015	$8.76284	$9.05732	0
2016	$9.05732	$9.11792	0
2017	$9.11792	$11.42947	0
2018	$11.42947	$10.84157	0
2019	$10.84157	$14.59411	0
Invesco V.I. American Value Fund - Series I
2010	$11.52127	$13.86312	0
2011	$13.86312	$13.77204	0
2012	$13.77204	$15.90166	0
2013	$15.90166	$21.01609	0
2014	$21.01609	$22.70373	0
2015	$22.70373	$20.30801	0
2016	$20.30801	$23.08785	0
2017	$23.08785	$24.99126	0
2018	$24.99126	$21.48609	0
2019	$21.48609	$26.44210	0
Invesco V.I. Comstock Fund - Series I
2010	$10.95442	$12.50561	180
2011	$12.50561	$12.08331	185
2012	$12.08331	$14.18088	0
2013	$14.18088	$18.98025	0
2014	$18.98025	$20.43630	0
2015	$20.43630	$18.91241	0
2016	$18.91241	$21.83712	0
2017	$21.83712	$25.33318	0
2018	$25.33318	$21.90096	0
2019	$21.90096	$27.01199	0

A-39

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.98060	$10.76299	200
2011	$10.76299	$10.58791	212
2012	$10.58791	$11.86829	0
2013	$11.86829	$15.09928	0
2014	$15.09928	$16.07331	957
2015	$16.07331	$14.90842	0
2016	$14.90842	$16.18162	0
2017	$16.18162	$18.02729	0
2018	$18.02729	$16.07602	0
2019	$16.07602	$20.40737	0
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.42986	$10.25527	1,806
2011	$10.25527	$10.11533	1,806
2012	$10.11533	$11.82079	1,806
2013	$11.82079	$15.24678	881
2014	$15.24678	$16.93294	881
2015	$16.93294	$17.01195	881
2016	$17.01195	$19.22658	245
2017	$19.22658	$20.54886	245
2018	$20.54886	$18.69306	245
2019	$18.69306	$23.01695	244
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.75492	0
2012	$13.75492	$15.24148	0
2013	$15.24148	$18.78076	0
2014	$18.78076	$20.15650	0
2015	$20.15650	$19.38541	0
2016	$19.38541	$21.96856	0
2017	$21.96856	$24.01070	0
2018	$24.01070	$21.38602	0
2019	$21.38602	$25.33791	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.24880	735
2012	$10.24880	$11.47469	735
2013	$11.47469	$13.83677	735
2014	$13.83677	$13.71369	735
2015	$13.71369	$13.30676	735
2016	$13.30676	$13.99150	205
2017	$13.99150	$16.92694	204
2018	$16.92694	$14.10829	204
2019	$14.10829	$17.38629	204
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.83748	0
2014	$10.83748	$10.85176	0
2015	$10.85176	$10.34343	0
2016	$10.34343	$11.32336	0
2017	$11.32336	$11.84855	0
2018	$11.84855	$11.27086	0
2019	$11.27086	$12.59285	0

A-40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.20454	$13.70875	158
2011	$13.70875	$12.63359	168
2012	$12.63359	$13.79735	0
2013	$13.79735	$17.49448	0
2014	$17.49448	$17.98380	848
2015	$17.98380	$16.98876	0
2016	$16.98876	$18.96980	0
2017	$18.96980	$21.45909	0
2018	$21.45909	$18.72339	0
2019	$18.72339	$23.08845	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.72166	$14.68494	161
2011	$14.68494	$13.10208	155
2012	$13.10208	$14.39563	0
2013	$14.39563	$19.35678	0
2014	$19.35678	$20.51886	0
2015	$20.51886	$20.40759	0
2016	$20.40759	$20.20352	0
2017	$20.20352	$24.29126	0
2018	$24.29126	$22.50382	0
2019	$22.50382	$29.68341	0
Invesco V.I. S&P 500 Index Fund - Series I
2010	$7.77612	$8.79279	0
2011	$8.79279	$8.81527	0
2012	$8.81527	$10.03582	0
2013	$10.03582	$13.03060	0
2014	$13.03060	$14.53471	0
2015	$14.53471	$14.45404	0
2016	$14.45404	$15.85786	0
2017	$15.85786	$18.92811	0
2018	$18.92811	$17.73539	0
2019	$17.73539	$22.85175	0
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.93079	$19.44637	0
2011	$19.44637	$17.77891	0
2012	$17.77891	$19.02036	0
2013	$19.02036	$25.74079	0
2014	$25.74079	$25.83582	0
2015	$25.83582	$23.93104	0
2016	$23.93104	$21.48831	0
2017	$21.48831	$29.35192	0
2018	$29.35192	$31.96559	0
2019	$31.96559	$44.08458	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$21.69668	$25.42000	0
2011	$25.42000	$20.46361	0
2012	$20.46361	$24.16088	0
2013	$24.16088	$23.53828	0
2014	$23.53828	$22.12907	0
2015	$22.12907	$19.45306	0
2016	$19.45306	$20.43942	0
2017	$20.43942	$27.17523	0
2018	$27.17523	$22.07503	0
2019	$22.07503	$25.98496	0

A-41

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.27800	0
2015	$17.27800	$14.66740	0
2016	$14.66740	$16.64247	0
2017	$16.64247	$18.50599	0
2018	$18.50599	$16.78393	0
2019	$16.78393	$21.19667	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$10.01612	$10.41956	0
2011	$10.41956	$9.87920	0
2012	$9.87920	$11.07023	0
2013	$11.07023	$12.63438	880
2014	$12.63438	$12.70427	880
2015	$12.70427	$11.70536	880
2016	$11.70536	$12.16493	245
2017	$12.16493	$13.90377	245
2018	$13.90377	$12.79454	244
2019	$12.79454	$14.83198	244
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.58464	$9.17266	0
2011	$9.17266	$8.77648	0
2012	$8.77648	$9.88053	0
2013	$9.88053	$14.40118	0
2014	$14.40118	$15.07708	0
2015	$15.07708	$16.65716	0
2016	$16.65716	$16.12849	0
2017	$16.12849	$22.72678	0
2018	$22.72678	$24.05489	0
2019	$24.05489	$31.20882	525
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$20.35780	$26.04313	87
2011	$26.04313	$27.15333	84
2012	$27.15333	$30.95915	190
2013	$30.95915	$31.09967	0
2014	$31.09967	$39.71107	0
2015	$39.71107	$39.93706	0
2016	$39.93706	$41.99136	0
2017	$41.99136	$42.62028	0
2018	$42.62028	$38.71183	0
2019	$38.71183	$45.32152	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$15.38123	$16.54469	0
2011	$16.54469	$17.10162	0
2012	$17.10162	$19.20521	0
2013	$19.20521	$19.09822	0
2014	$19.09822	$20.26246	0
2015	$20.26246	$19.52754	0
2016	$19.52754	$20.58359	0
2017	$20.58359	$21.60872	0
2018	$21.60872	$20.41424	0
2019	$20.41424	$23.30175	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18171	0
2018	$11.18171	$10.07121	0
2019	$10.07121	$12.92747	0

A-42

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05487	0
2017	$10.05487	$12.95648	0
2018	$12.95648	$13.05574	0
2019	$13.05574	$17.57292	0
Putnam VT International Equity Fund - Class IB
2010	$9.13182	$9.88999	0
2011	$9.88999	$8.08658	0
2012	$8.08658	$9.70397	0
2013	$9.70397	$12.23321	0
2014	$12.23321	$11.22528	0
2015	$11.22528	$11.06479	0
2016	$11.06479	$10.62459	0
2017	$10.62459	$13.23847	0
2018	$13.23847	$10.53925	0
2019	$10.53925	$12.98344	0
Putnam VT Small Cap Value Fund - Class IB
2010	$10.78310	$13.37217	178
2011	$13.37217	$12.54079	174
2012	$12.54079	$14.50237	432
2013	$14.50237	$19.92918	0
2014	$19.92918	$20.29039	0
2015	$20.29039	$19.12564	0
2016	$19.12564	$24.00279	0
2017	$24.00279	$25.48744	0
2018	$25.48744	$20.08656	0
2019	$20.08656	$24.56456	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

A-43

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.49

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.76140	$10.83716	168,992
2011	$10.83716	$11.31407	142,471
2012	$11.31407	$13.05539	128,308
2013	$13.05539	$17.29453	106,310
2014	$17.29453	$18.60309	88,889
2015	$18.60309	$18.57085	81,446
2016	$18.57085	$20.30222	72,927
2017	$20.30222	$23.69917	68,377
2018	$23.69917	$21.96001	65,316
2019	$21.96001	$26.71687	49,559
AB VPS Large Cap Growth Portfolio - Class B
2010	$5.55468	$6.00460	62,208
2011	$6.00460	$5.71666	56,651
2012	$5.71666	$6.53339	60,209
2013	$6.53339	$8.80954	52,628
2014	$8.80954	$9.87058	52,198
2015	$9.87058	$10.76943	51,249
2016	$10.76943	$10.84957	38,702
2017	$10.84957	$14.06132	35,975
2018	$14.06132	$14.15968	27,048
2019	$14.15968	$18.72545	40,780
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90927	172,679
2017	$9.90927	$9.81917	201,175
2018	$9.81917	$9.82308	319,009
2019	$9.82308	$9.86300	290,408
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.34231	$13.68717	150,025
2011	$13.68717	$13.79291	140,506
2012	$13.79291	$15.29239	139,861
2013	$15.29239	$17.14951	130,929
2014	$17.14951	$17.65809	117,670
2015	$17.65809	$16.15349	81,291
2016	$16.15349	$18.12902	68,143
2017	$18.12902	$19.56991	60,304
2018	$19.56991	$18.43055	49,684
2019	$18.43055	$21.05288	42,301
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.85856	$11.88380	99,776
2011	$11.88380	$11.57483	68,233
2012	$11.57483	$13.01446	66,316
2013	$13.01446	$16.42928	58,097
2014	$16.42928	$17.32176	49,492
2015	$17.32176	$16.20686	38,962
2016	$16.20686	$18.51348	32,949
2017	$18.51348	$19.74339	30,154
2018	$19.74339	$17.66852	23,133
2019	$17.66852	$21.31512	19,761

A-44

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.50606	$13.25878	39,403
2011	$13.25878	$12.55930	38,356
2012	$12.55930	$14.63362	34,071
2013	$14.63362	$19.62225	26,578
2014	$19.62225	$19.42296	23,619
2015	$19.42296	$17.70438	20,590
2016	$17.70438	$22.68641	16,664
2017	$22.68641	$24.70805	15,947
2018	$24.70805	$21.18493	10,836
2019	$21.18493	$26.34454	9,998
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.42771	$14.32707	95,100
2011	$14.32707	$12.60176	71,902
2012	$12.60176	$14.66388	71,990
2013	$14.66388	$17.74792	57,600
2014	$17.74792	$15.52339	49,711
2015	$15.52339	$14.28647	43,920
2016	$14.28647	$15.07067	41,769
2017	$15.07067	$17.30982	34,537
2018	$17.30982	$14.40459	24,407
2019	$14.40459	$15.95365	19,189
Invesco V.I. American Franchise Fund - Series I
2010	$12.80079	$15.09940	236,919
2011	$15.09940	$13.94371	206,610
2012	$13.94371	$15.60753	204,577
2013	$15.60753	$21.52705	182,993
2014	$21.52705	$22.97561	152,180
2015	$22.97561	$23.74536	134,044
2016	$23.74536	$23.90183	108,603
2017	$23.90183	$29.95836	75,839
2018	$29.95836	$28.41452	71,665
2019	$28.41452	$38.24568	58,615
Invesco V.I. American Value Fund - Series I
2010	$11.96881	$14.40019	177,591
2011	$14.40019	$14.30415	141,299
2012	$14.30415	$16.51440	100,340
2013	$16.51440	$21.82371	76,238
2014	$21.82371	$23.57385	65,470
2015	$23.57385	$21.08420	59,547
2016	$21.08420	$23.96789	52,275
2017	$23.96789	$25.94126	44,056
2018	$25.94126	$22.30061	37,353
2019	$22.30061	$27.44176	31,327
Invesco V.I. Comstock Fund - Series I
2010	$10.94603	$12.49479	320,208
2011	$12.49479	$12.07164	265,501
2012	$12.07164	$14.16576	231,376
2013	$14.16576	$18.95812	198,664
2014	$18.95812	$20.41045	141,825
2015	$20.41045	$18.88660	128,219
2016	$18.88660	$21.80515	108,343
2017	$21.80515	$25.29357	88,348
2018	$25.29357	$21.86452	77,865
2019	$21.86452	$26.96435	61,526

A-45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.97694	$10.75796	34,350
2011	$10.75796	$10.58191	27,716
2012	$10.58191	$11.86037	24,540
2013	$11.86037	$15.08770	22,450
2014	$15.08770	$16.05937	19,504
2015	$16.05937	$14.89398	16,953
2016	$14.89398	$16.16434	16,178
2017	$16.16434	$18.00624	10,487
2018	$18.00624	$16.05562	9,890
2019	$16.05562	$20.37944	9,015
Invesco V.I. Diversified Dividend Fund - Series I
2010	$32.42615	$35.26095	236,479
2011	$35.26095	$34.77633	212,415
2012	$34.77633	$40.63559	178,754
2013	$40.63559	$52.40767	147,872
2014	$52.40767	$58.19767	120,119
2015	$58.19767	$58.46331	104,731
2016	$58.46331	$66.06752	94,999
2017	$66.06752	$70.60417	81,755
2018	$70.60417	$64.22132	75,808
2019	$64.22132	$79.06846	68,672
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$17.44076	48,105
2012	$17.44076	$19.32370	49,393
2013	$19.32370	$23.80855	45,667
2014	$23.80855	$25.55003	46,460
2015	$25.55003	$24.57015	48,634
2016	$24.57015	$27.84140	43,235
2017	$27.84140	$30.42643	40,607
2018	$30.42643	$27.09771	31,678
2019	$27.09771	$32.10185	31,144
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$18.10558	123,558
2012	$18.10558	$20.26922	94,384
2013	$20.26922	$24.43923	78,579
2014	$24.43923	$24.21941	66,093
2015	$24.21941	$23.49837	58,366
2016	$23.49837	$24.70509	53,279
2017	$24.70509	$29.88530	43,131
2018	$29.88530	$24.90632	38,075
2019	$24.90632	$30.69011	33,716
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$20.27822	49,573
2014	$20.27822	$20.30290	38,222
2015	$20.30290	$19.34992	36,295
2016	$19.34992	$21.18100	31,975
2017	$21.18100	$22.16122	31,058
2018	$22.16122	$21.07859	26,796
2019	$21.07859	$23.54862	24,047

A-46

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.19847	$13.70055	46,358
2011	$13.70055	$12.62477	32,784
2012	$12.62477	$13.78633	34,990
2013	$13.78633	$17.47876	33,492
2014	$17.47876	$17.96585	29,727
2015	$17.96585	$16.97011	28,490
2016	$16.97011	$18.94708	27,497
2017	$18.94708	$21.43125	26,151
2018	$21.43125	$18.69722	20,980
2019	$18.69722	$23.05387	17,003
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.71692	$14.67753	15,559
2011	$14.67753	$13.09417	14,267
2012	$13.09417	$14.38548	15,582
2013	$14.38548	$19.34121	14,605
2014	$19.34121	$20.50030	12,308
2015	$20.50030	$20.38709	12,483
2016	$20.38709	$20.18120	13,715
2017	$20.18120	$24.26201	10,121
2018	$24.26201	$22.47448	4,407
2019	$22.47448	$29.64173	2,722
Invesco V.I. S&P 500 Index Fund - Series I
2010	$9.88913	$11.18094	385,547
2011	$11.18094	$11.20842	331,470
2012	$11.20842	$12.75905	302,333
2013	$12.75905	$16.56481	260,498
2014	$16.56481	$18.47503	262,105
2015	$18.47503	$18.37065	226,249
2016	$18.37065	$20.15283	223,550
2017	$20.15283	$24.05222	234,349
2018	$24.05222	$22.53435	239,493
2019	$22.53435	$29.03222	130,548
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.91933	$19.42951	56,735
2011	$19.42951	$17.76172	49,554
2012	$17.76172	$19.00005	33,106
2013	$19.00005	$25.71073	27,462
2014	$25.71073	$25.80307	22,143
2015	$25.80307	$23.89832	21,253
2016	$23.89832	$21.45678	18,526
2017	$21.45678	$29.30595	17,509
2018	$29.30595	$31.91231	14,580
2019	$31.91231	$44.00670	13,797
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$21.10718	$24.72687	96,528
2011	$24.72687	$19.90364	81,558
2012	$19.90364	$23.49738	69,825
2013	$23.49738	$22.88959	55,521
2014	$22.88959	$21.51705	45,441
2015	$21.51705	$18.91315	40,740
2016	$18.91315	$19.87015	34,482
2017	$19.87015	$26.41573	30,462
2018	$26.41573	$21.45590	28,564
2019	$21.45590	$25.25365	24,927

A-47

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$56.13604	44,750
2015	$56.13604	$47.64945	35,590
2016	$47.64945	$54.06036	30,932
2017	$54.06036	$60.10773	26,987
2018	$60.10773	$54.50897	25,923
2019	$54.50897	$68.83332	22,620
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$10.55561	$10.97970	113,963
2011	$10.97970	$10.40925	95,389
2012	$10.40925	$11.66302	81,110
2013	$11.66302	$13.30959	511,388
2014	$13.30959	$13.38189	437,201
2015	$13.38189	$12.32845	362,111
2016	$12.32845	$12.81121	332,052
2017	$12.81121	$14.64098	261,761
2018	$14.64098	$13.47158	225,495
2019	$13.47158	$15.61527	194,515
Morgan Stanley VIF Growth Portfolio, Class I
2010	$10.61221	$12.83283	126,520
2011	$12.83283	$12.27733	107,042
2012	$12.27733	$13.82040	90,652
2013	$13.82040	$20.14165	71,184
2014	$20.14165	$21.08486	61,717
2015	$21.08486	$23.29222	90,850
2016	$23.29222	$22.55071	94,379
2017	$22.55071	$31.77321	69,604
2018	$31.77321	$33.62657	58,617
2019	$33.62657	$43.62276	434,550
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$21.12327	$27.01968	42,151
2011	$27.01968	$28.16870	27,928
2012	$28.16870	$32.11361	27,134
2013	$32.11361	$32.25615	24,397
2014	$32.25615	$41.18366	18,982
2015	$41.18366	$41.41387	16,597
2016	$41.41387	$43.53978	13,363
2017	$43.53978	$44.18747	11,852
2018	$44.18747	$40.13127	10,803
2019	$40.13127	$46.97862	9,123
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$28.76104	$30.93346	134,937
2011	$30.93346	$31.97155	120,930
2012	$31.97155	$35.90058	92,924
2013	$35.90058	$35.69702	88,131
2014	$35.69702	$37.86933	76,796
2015	$37.86933	$36.49216	62,571
2016	$36.49216	$38.46180	62,140
2017	$38.46180	$40.37331	50,838
2018	$40.37331	$38.13774	41,006
2019	$38.13774	$43.52781	38,373
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18099	12,013
2018	$11.18099	$10.06955	8,677
2019	$10.06955	$12.92405	9,573

A-48

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05476	21,725
2017	$10.05476	$12.95503	18,065
2018	$12.95503	$13.05296	16,961
2019	$13.05296	$17.56741	8,462
Putnam VT International Equity Fund - Class IB
2010	$8.32133	$9.01132	116,793
2011	$9.01132	$7.36739	93,727
2012	$7.36739	$8.84005	78,133
2013	$8.84005	$11.14299	71,475
2014	$11.14299	$10.22386	58,544
2015	$10.22386	$10.07667	53,885
2016	$10.07667	$9.67481	47,606
2017	$9.67481	$12.05382	40,405
2018	$12.05382	$9.59517	27,039
2019	$9.59517	$11.81923	28,315
Putnam VT Small Cap Value Fund - Class IB
2010	$10.77483	$13.36057	11,262
2011	$13.36057	$12.52866	10,707
2012	$12.52866	$14.48689	11,297
2013	$14.48689	$19.90592	10,386
2014	$19.90592	$20.26468	10,474
2015	$20.26468	$19.09949	9,697
2016	$19.09949	$23.96758	9,067
2017	$23.96758	$25.44752	8,355
2018	$25.44752	$20.05308	4,553
2019	$20.05308	$24.52117	3,109
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

A-49

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED
DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.51

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.39223	$10.42523	18,409
2011	$10.42523	$10.88182	17,372
2012	$10.88182	$12.55410	15,921
2013	$12.55410	$16.62714	2,059
2014	$16.62714	$17.88162	2,059
2015	$17.88162	$17.84707	2,059
2016	$17.84707	$19.50708	2,059
2017	$19.50708	$22.76645	2,059
2018	$22.76645	$21.09150	2,059
2019	$21.09150	$25.65510	2,059
AB VPS Large Cap Growth Portfolio - Class B
2010	$6.92885	$7.48858	523
2011	$7.48858	$7.12805	522
2012	$7.12805	$8.14479	521
2013	$8.14479	$10.98014	521
2014	$10.98014	$12.30016	520
2015	$12.30016	$13.41757	520
2016	$13.41757	$13.51472	519
2017	$13.51472	$17.51193	519
2018	$17.51193	$17.63088	519
2019	$17.63088	$23.31128	519
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90795	811
2017	$9.90795	$9.81591	757
2018	$9.81591	$9.81782	5,295
2019	$9.81782	$9.85575	4,947
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.32829	$13.66889	3,262
2011	$13.66889	$13.77174	3,443
2012	$13.77174	$15.26587	2,047
2013	$15.26587	$17.11637	4,322
2014	$17.11637	$17.62043	4,232
2015	$17.62043	$16.11582	4,232
2016	$16.11582	$18.08314	4,232
2017	$18.08314	$19.51648	4,232
2018	$19.51648	$18.37654	2,349
2019	$18.37654	$20.98699	2,349
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.84554	$11.86719	2,100
2011	$11.86719	$11.55633	3,143
2012	$11.55633	$12.99106	2,080
2013	$12.99106	$16.39647	1,993
2014	$16.39647	$17.28371	1,885
2015	$17.28371	$16.16801	2,515
2016	$16.16801	$18.46543	2,515
2017	$18.46543	$19.68822	2,515
2018	$19.68822	$17.61560	629
2019	$17.61560	$21.24703	629

A-50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.49626	$13.24378	615
2011	$13.24378	$12.54259	615
2012	$12.54259	$14.61124	615
2013	$14.61124	$19.58834	615
2014	$19.58834	$19.38551	615
2015	$19.38551	$17.66671	1,193
2016	$17.66671	$22.63363	1,193
2017	$22.63363	$24.64565	1,193
2018	$24.64565	$21.12717	1,193
2019	$21.12717	$26.26745	1,193
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.41171	$14.30715	0
2011	$14.30715	$12.58173	0
2012	$12.58173	$14.63764	0
2013	$14.63764	$17.71264	0
2014	$17.71264	$15.48942	0
2015	$15.48942	$14.25235	0
2016	$14.25235	$15.03168	0
2017	$15.03168	$17.26160	0
2018	$17.26160	$14.36157	0
2019	$14.36157	$15.90282	0
Invesco V.I. American Franchise Fund - Series I
2010	$5.90143	$6.95975	612
2011	$6.95975	$6.42577	0
2012	$6.42577	$7.19107	279
2013	$7.19107	$9.91647	278
2014	$9.91647	$10.58163	277
2015	$10.58163	$10.93396	276
2016	$10.93396	$11.00381	258
2017	$11.00381	$13.78934	246
2018	$13.78934	$13.07610	246
2019	$13.07610	$17.59679	245
Invesco V.I. American Value Fund - Series I
2010	$12.05676	$14.50311	2,124
2011	$14.50311	$14.40351	2,120
2012	$14.40351	$16.62578	2,109
2013	$16.62578	$21.96651	2,092
2014	$21.96651	$23.72335	2,086
2015	$23.72335	$21.21367	2,096
2016	$21.21367	$24.11026	2,088
2017	$24.11026	$26.09017	2,094
2018	$26.09017	$22.42410	0
2019	$22.42410	$27.58820	0
Invesco V.I. Comstock Fund - Series I
2010	$10.92926	$12.47315	5,898
2011	$12.47315	$12.04832	5,223
2012	$12.04832	$14.13556	5,223
2013	$14.13556	$18.91392	5,223
2014	$18.91392	$20.35879	5,216
2015	$20.35879	$18.83502	5,216
2016	$18.83502	$21.74126	5,216
2017	$21.74126	$25.21443	5,216
2018	$25.21443	$21.79171	3,469
2019	$21.79171	$26.86919	3,469

A-51

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.96960	$10.74790	0
2011	$10.74790	$10.56991	0
2012	$10.56991	$11.84455	0
2013	$11.84455	$15.06457	0
2014	$15.06457	$16.03155	0
2015	$16.03155	$14.86521	0
2016	$14.86521	$16.12990	0
2017	$16.12990	$17.96430	0
2018	$17.96430	$16.01501	0
2019	$16.01501	$20.32382	0
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.46891	$10.29464	62,233
2011	$10.29464	$10.15113	59,867
2012	$10.15113	$11.85905	57,377
2013	$11.85905	$15.29154	42,522
2014	$15.29154	$16.97756	31,582
2015	$16.97756	$17.05164	32,643
2016	$17.05164	$19.26568	31,111
2017	$19.26568	$20.58448	29,527
2018	$20.58448	$18.71981	27,066
2019	$18.71981	$23.04298	14,328
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.05525	0
2012	$14.05525	$15.56959	0
2013	$15.56959	$19.17930	0
2014	$19.17930	$20.57806	0
2015	$20.57806	$19.78490	0
2016	$19.78490	$22.41458	0
2017	$22.41458	$24.49085	0
2018	$24.49085	$21.80710	0
2019	$21.80710	$25.82906	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.24999	11,035
2012	$10.24999	$11.47257	10,659
2013	$11.47257	$13.83006	9,239
2014	$13.83006	$13.70293	7,751
2015	$13.70293	$13.29232	7,479
2016	$13.29232	$13.97214	7,401
2017	$13.97214	$16.89848	6,114
2018	$16.89848	$14.08031	5,854
2019	$14.08031	$17.34659	2,001
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.32285	1,434
2014	$12.32285	$12.33539	1,432
2015	$12.33539	$11.75405	1,429
2016	$11.75405	$12.86375	1,427
2017	$12.86375	$13.45637	1,425
2018	$13.45637	$12.79643	1,423
2019	$12.79643	$14.29307	1,328

A-52

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.18371	$13.68124	816
2011	$13.68124	$12.60446	816
2012	$12.60446	$13.76140	816
2013	$13.76140	$17.44366	816
2014	$17.44366	$17.92618	816
2015	$17.92618	$16.92925	816
2016	$16.92925	$18.89770	816
2017	$18.89770	$21.37114	816
2018	$21.37114	$18.64103	816
2019	$18.64103	$22.97999	816
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.70176	$14.65562	0
2011	$14.65562	$13.07202	0
2012	$13.07202	$14.35828	0
2013	$14.35828	$19.30077	0
2014	$19.30077	$20.45335	0
2015	$20.45335	$20.33633	0
2016	$20.33633	$20.12695	0
2017	$20.12695	$24.19196	0
2018	$24.19196	$22.40507	0
2019	$22.40507	$29.54428	0
Invesco V.I. S&P 500 Index Fund - Series I
2010	$8.39992	$9.49531	3,697
2011	$9.49531	$9.51673	3,697
2012	$9.51673	$10.83115	3,697
2013	$10.83115	$14.05904	3,697
2014	$14.05904	$15.67716	3,697
2015	$15.67716	$15.58547	3,697
2016	$15.58547	$17.09405	3,697
2017	$17.09405	$20.39755	3,697
2018	$20.39755	$19.10647	0
2019	$19.10647	$24.61097	0
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.89648	$19.39587	2,108
2011	$19.39587	$17.72743	2,108
2012	$17.72743	$18.95957	2,108
2013	$18.95957	$25.65082	2,108
2014	$25.65082	$25.73779	2,108
2015	$25.73779	$23.83308	2,108
2016	$23.83308	$21.39394	2,108
2017	$21.39394	$29.21429	2,108
2018	$29.21429	$31.80611	2,108
2019	$31.80611	$43.85148	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$24.60074	$28.81379	1,517
2011	$28.81379	$23.18873	1,517
2012	$23.18873	$27.37014	1,517
2013	$27.37014	$26.65684	1,517
2014	$26.65684	$25.05340	1,080
2015	$25.05340	$22.01713	1,080
2016	$22.01713	$23.12657	1,080
2017	$23.12657	$30.73875	1,080
2018	$30.73875	$24.96221	1,080
2019	$24.96221	$29.37471	213

A-53

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.40503	13,607
2015	$17.40503	$14.77081	13,217
2016	$14.77081	$16.75478	11,180
2017	$16.75478	$18.62531	9,637
2018	$18.62531	$16.88704	9,635
2019	$16.88704	$21.32049	9,093
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$10.35485	$10.76870	1,877
2011	$10.76870	$10.20719	1,882
2012	$10.20719	$11.43433	1,883
2013	$11.43433	$13.04602	19,812
2014	$13.04602	$13.11425	19,047
2015	$13.11425	$12.07946	18,974
2016	$12.07946	$12.54997	18,884
2017	$12.54997	$14.33955	17,673
2018	$14.33955	$13.19157	14,421
2019	$13.19157	$15.28765	14,421
Morgan Stanley VIF Growth Portfolio, Class I
2010	$8.65920	$10.46907	2,721
2011	$10.46907	$10.01390	0
2012	$10.01390	$11.27024	0
2013	$11.27024	$16.42180	0
2014	$16.42180	$17.18738	0
2015	$17.18738	$18.98292	0
2016	$18.98292	$18.37493	0
2017	$18.37493	$25.88453	0
2018	$25.88453	$27.38888	0
2019	$27.38888	$35.52370	13,858
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$18.93369	$24.21406	314
2011	$24.21406	$25.23874	169
2012	$25.23874	$28.76755	169
2013	$28.76755	$28.88945	169
2014	$28.88945	$36.87779	169
2015	$36.87779	$37.07653	455
2016	$37.07653	$38.97203	455
2017	$38.97203	$39.54389	455
2018	$39.54389	$35.90671	455
2019	$35.90671	$42.02485	455
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$14.77358	$15.88631	938
2011	$15.88631	$16.41617	1,295
2012	$16.41617	$18.42989	1,171
2013	$18.42989	$18.32172	760
2014	$18.32172	$19.43279	625
2015	$19.43279	$18.72235	625
2016	$18.72235	$19.72894	624
2017	$19.72894	$20.70532	643
2018	$20.70532	$19.55488	387
2019	$19.55488	$22.31415	281
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17956	0
2018	$11.17956	$10.06625	0
2019	$10.06625	$12.91722	0

A-54

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05452	733
2017	$10.05452	$12.95217	685
2018	$12.95217	$13.04745	685
2019	$13.04745	$17.55649	600
Putnam VT International Equity Fund - Class IB
2010	$9.44871	$10.23011	2,759
2011	$10.23011	$8.36217	2,759
2012	$8.36217	$10.03165	2,649
2013	$10.03165	$12.64250	2,555
2014	$12.64250	$11.59737	2,518
2015	$11.59737	$11.42812	2,368
2016	$11.42812	$10.97018	2,368
2017	$10.97018	$13.66499	2,284
2018	$13.66499	$10.87551	2,284
2019	$10.87551	$13.39366	2,134
Putnam VT Small Cap Value Fund - Class IB
2010	$10.75830	$13.33741	2,094
2011	$13.33741	$12.50446	2,094
2012	$12.50446	$14.45600	2,094
2013	$14.45600	$19.85950	2,094
2014	$19.85950	$20.21339	2,094
2015	$20.21339	$19.04734	2,094
2016	$19.04734	$23.89737	2,094
2017	$23.89737	$25.36791	2,094
2018	$25.36791	$19.98632	2,094
2019	$19.98632	$24.43467	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

A-55

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.98135	$9.96517	535
2011	$9.96517	$10.39747	0
2012	$10.39747	$11.99053	0
2013	$11.99053	$15.87439	0
2014	$15.87439	$17.06525	0
2015	$17.06525	$17.02546	0
2016	$17.02546	$18.60163	0
2017	$18.60163	$21.70108	0
2018	$21.70108	$20.09641	0
2019	$20.09641	$24.43493	0
AB VPS Large Cap Growth Portfolio - Class B
2010	$6.21979	$6.71956	0
2011	$6.71956	$6.39349	0
2012	$6.39349	$7.30252	0
2013	$7.30252	$9.84073	0
2014	$9.84073	$11.01936	0
2015	$11.01936	$12.01561	0
2016	$12.01561	$12.09779	0
2017	$12.09779	$15.66967	0
2018	$15.66967	$15.76976	0
2019	$15.76976	$20.84221	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90528	72
2017	$9.90528	$9.80935	1,165
2018	$9.80935	$9.80734	1,164
2019	$9.80734	$9.84129	1,163
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.30070	$13.63286	0
2011	$13.63286	$13.72998	0
2012	$13.72998	$15.21347	0
2013	$15.21347	$17.05079	0
2014	$17.05079	$17.54592	0
2015	$17.54592	$16.04125	0
2016	$16.04125	$17.99229	0
2017	$17.99229	$19.41070	0
2018	$19.41070	$18.26958	0
2019	$18.26958	$20.85650	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.82183	$11.83651	0
2011	$11.83651	$11.52185	0
2012	$11.52185	$12.94711	0
2013	$12.94711	$16.33447	0
2014	$16.33447	$17.21148	0
2015	$17.21148	$16.09401	0
2016	$16.09401	$18.37358	0
2017	$18.37358	$19.58247	0
2018	$19.58247	$17.51394	0
2019	$17.51394	$21.11598	0

A-56

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.47663	$13.21374	0
2011	$13.21374	$12.50915	0
2012	$12.50915	$14.56642	0
2013	$14.56642	$19.52044	0
2014	$19.52044	$19.31059	0
2015	$19.31059	$17.59139	0
2016	$17.59139	$22.52815	0
2017	$22.52815	$24.52101	1,342
2018	$24.52101	$21.01186	1,341
2019	$21.01186	$26.11366	1,341
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.38101	$14.26870	0
2011	$14.26870	$12.54290	0
2012	$12.54290	$14.58660	0
2013	$14.58660	$17.64383	0
2014	$17.64383	$15.42309	0
2015	$15.42309	$14.18564	0
2016	$14.18564	$14.95536	0
2017	$14.95536	$17.16710	0
2018	$17.16710	$14.27719	0
2019	$14.27719	$15.80307	0
Invesco V.I. American Franchise Fund - Series I
2010	$4.84856	$5.71579	0
2011	$5.71579	$5.27515	0
2012	$5.27515	$5.90105	2,094
2013	$5.90105	$8.13431	2,093
2014	$8.13431	$8.67647	2,093
2015	$8.67647	$8.96179	2,092
2016	$8.96179	$9.01544	2,092
2017	$9.01544	$11.29312	2,091
2018	$11.29312	$10.70470	2,091
2019	$10.70470	$14.39979	0
Invesco V.I. American Value Fund - Series I
2010	$11.44771	$13.76498	587
2011	$13.76498	$13.66500	0
2012	$13.66500	$15.76700	0
2013	$15.76700	$20.82356	0
2014	$20.82356	$22.48000	0
2015	$22.48000	$20.09381	0
2016	$20.09381	$22.82838	0
2017	$22.82838	$24.69316	0
2018	$24.69316	$21.21485	0
2019	$21.21485	$26.09003	0
Invesco V.I. Comstock Fund - Series I
2010	$10.89578	$12.42997	5,104
2011	$12.42997	$12.00183	5,100
2012	$12.00183	$14.07537	5,096
2013	$14.07537	$18.82586	4,700
2014	$18.82586	$20.25590	4,698
2015	$20.25590	$18.73233	4,697
2016	$18.73233	$21.61410	4,696
2017	$21.61410	$25.05696	0
2018	$25.05696	$21.64691	0
2019	$21.64691	$26.67998	0

A-57

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.95495	$10.72782	0
2011	$10.72782	$10.54594	0
2012	$10.54594	$11.81295	0
2013	$11.81295	$15.01838	0
2014	$15.01838	$15.97601	0
2015	$15.97601	$14.80778	0
2016	$14.80778	$16.06117	0
2017	$16.06117	$17.88062	0
2018	$17.88062	$15.93399	0
2019	$15.93399	$20.21292	0
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.36965	$10.18267	2,481
2011	$10.18267	$10.03670	2,479
2012	$10.03670	$11.72068	1,018
2013	$11.72068	$15.10708	1,017
2014	$15.10708	$16.76605	0
2015	$16.76605	$16.83248	0
2016	$16.83248	$19.01049	0
2017	$19.01049	$20.30372	0
2018	$20.30372	$18.45706	0
2019	$18.45706	$22.71047	0
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.64806	374
2012	$13.64806	$15.11245	374
2013	$15.11245	$18.60875	374
2014	$18.60875	$19.95792	374
2015	$19.95792	$19.18100	373
2016	$19.18100	$21.72175	373
2017	$21.72175	$23.72439	1,345
2018	$23.72439	$21.11613	1,344
2019	$21.11613	$25.00065	1,344
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.16909	0
2012	$10.16909	$11.37747	0
2013	$11.37747	$13.70995	0
2014	$13.70995	$13.57849	0
2015	$13.57849	$13.16634	0
2016	$13.16634	$13.83420	0
2017	$13.83420	$16.72498	0
2018	$16.72498	$13.93012	0
2019	$13.93012	$17.15470	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.73814	0
2014	$10.73814	$10.74477	0
2015	$10.74477	$10.23430	0
2016	$10.23430	$11.19607	0
2017	$11.19607	$11.70720	0
2018	$11.70720	$11.12856	0
2019	$11.12856	$12.42518	0

A-58

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.15601	$13.64469	0
2011	$13.64469	$12.56578	0
2012	$12.56578	$13.71365	0
2013	$13.71365	$17.37620	0
2014	$17.37620	$17.84970	0
2015	$17.84970	$16.85027	0
2016	$16.85027	$18.80203	0
2017	$18.80203	$21.25448	0
2018	$21.25448	$18.53180	0
2019	$18.53180	$22.83619	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.67504	$14.61631	0
2011	$14.61631	$13.03175	0
2012	$13.03175	$14.30831	0
2013	$14.30831	$19.22592	0
2014	$19.22592	$20.36588	0
2015	$20.36588	$20.24127	0
2016	$20.24127	$20.02487	0
2017	$20.02487	$24.05967	0
2018	$24.05967	$22.27359	0
2019	$22.27359	$29.35916	0
Invesco V.I. S&P 500 Index Fund - Series I
2010	$7.72643	$8.73050	2,683
2011	$8.73050	$8.74671	2,679
2012	$8.74671	$9.95079	2,676
2013	$9.95079	$12.91116	2,673
2014	$12.91116	$14.39142	2,671
2015	$14.39142	$14.30153	2,669
2016	$14.30153	$15.67957	2,666
2017	$15.67957	$18.70225	2,665
2018	$18.70225	$17.51143	2,663
2019	$17.51143	$22.54740	2,661
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.85084	$19.32873	0
2011	$19.32873	$17.65902	0
2012	$17.65902	$18.87884	0
2013	$18.87884	$25.53141	0
2014	$25.53141	$25.60773	0
2015	$25.60773	$23.70317	0
2016	$23.70317	$21.26884	0
2017	$21.26884	$29.03190	0
2018	$29.03190	$31.59481	0
2019	$31.59481	$43.54275	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$21.55806	$25.23996	0
2011	$25.23996	$20.30447	0
2012	$20.30447	$23.95618	0
2013	$23.95618	$23.32251	0
2014	$23.32251	$21.91088	0
2015	$21.91088	$19.24777	0
2016	$19.24777	$20.20960	0
2017	$20.20960	$26.85094	0
2018	$26.85094	$21.79623	0
2019	$21.79623	$25.63883	0

A-59

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.10777	0
2015	$17.10777	$14.51272	0
2016	$14.51272	$16.45547	0
2017	$16.45547	$18.28529	0
2018	$18.28529	$16.57210	0
2019	$16.57210	$20.91451	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$9.95220	$10.34584	0
2011	$10.34584	$9.80247	0
2012	$9.80247	$10.97655	0
2013	$10.97655	$12.51870	8,167
2014	$12.51870	$12.57915	7,045
2015	$12.57915	$11.58195	7,041
2016	$11.58195	$12.02828	7,038
2017	$12.02828	$13.73800	7,034
2018	$13.73800	$12.63309	881
2019	$12.63309	$14.63458	879
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.53618	$9.10769	0
2011	$9.10769	$8.70823	0
2012	$8.70823	$9.79684	0
2013	$9.79684	$14.26922	0
2014	$14.26922	$14.92848	0
2015	$14.92848	$16.48145	0
2016	$16.48145	$15.94722	0
2017	$15.94722	$22.45570	0
2018	$22.45570	$23.75122	0
2019	$23.75122	$30.79328	5,726
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$20.22781	$25.85878	89
2011	$25.85878	$26.94231	88
2012	$26.94231	$30.69700	88
2013	$30.69700	$30.81475	87
2014	$30.81475	$39.31976	86
2015	$39.31976	$39.51585	86
2016	$39.51585	$41.51951	85
2017	$41.51951	$42.11197	85
2018	$42.11197	$38.22319	84
2019	$38.22319	$44.71814	84
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$15.28307	$16.42761	4,999
2011	$16.42761	$16.96876	4,665
2012	$16.96876	$19.04262	4,664
2013	$19.04262	$18.92329	4,663
2014	$18.92329	$20.06282	4,662
2015	$20.06282	$19.32161	4,661
2016	$19.32161	$20.35230	4,661
2017	$20.35230	$21.35101	4,660
2018	$21.35101	$20.15659	0
2019	$20.15659	$22.99157	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17671	0
2018	$11.17671	$10.05963	0
2019	$10.05963	$12.90358	0

A-60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05406	0
2017	$10.05406	$12.94641	0
2018	$12.94641	$13.03640	0
2019	$13.03640	$17.53463	0
Putnam VT International Equity Fund - Class IB
2010	$9.07348	$9.81994	366
2011	$9.81994	$8.02368	0
2012	$8.02368	$9.62173	0
2013	$9.62173	$12.12107	0
2014	$12.12107	$11.11459	0
2015	$11.11459	$10.94801	0
2016	$10.94801	$10.50510	0
2017	$10.50510	$13.08046	0
2018	$13.08046	$10.40611	0
2019	$10.40611	$12.81045	0
Putnam VT Small Cap Value Fund - Class IB
2010	$10.72535	$13.29125	0
2011	$13.29125	$12.45620	0
2012	$12.45620	$14.39445	0
2013	$14.39445	$19.76705	0
2014	$19.76705	$20.11124	0
2015	$20.11124	$18.94351	0
2016	$18.94351	$23.75762	0
2017	$23.75762	$25.20951	0
2018	$25.20951	$19.85352	0
2019	$19.85352	$24.26260	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

A-61

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE
PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.58

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.33298	$10.35222	26,050
2011	$10.35222	$10.79807	15,341
2012	$10.79807	$12.44875	15,043
2013	$12.44875	$16.47608	14,537
2014	$16.47608	$17.70679	11,536
2015	$17.70679	$17.66021	1,029
2016	$17.66021	$19.28937	1,012
2017	$19.28937	$22.49667	1,005
2018	$22.49667	$20.82690	975
2019	$20.82690	$25.31553	957
AB VPS Large Cap Growth Portfolio - Class B
2010	$6.88511	$7.43612	5,523
2011	$7.43612	$7.07316	1,133
2012	$7.07316	$8.07641	1,132
2013	$8.07641	$10.88034	1,132
2014	$10.88034	$12.17984	32
2015	$12.17984	$13.27702	32
2016	$13.27702	$13.36382	32
2017	$13.36382	$17.30433	0
2018	$17.30433	$17.40961	0
2019	$17.40961	$23.00262	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90330	27,360
2017	$9.90330	$9.80446	26,791
2018	$9.80446	$9.79948	37,645
2019	$9.79948	$9.83046	37,736
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.27862	$13.60430	0
2011	$13.60430	$13.69710	0
2012	$13.69710	$15.17247	0
2013	$15.17247	$16.99975	0
2014	$16.99975	$17.48815	0
2015	$17.48815	$15.98362	0
2016	$15.98362	$17.92230	0
2017	$17.92230	$19.32942	0
2018	$19.32942	$18.18760	0
2019	$18.18760	$20.75667	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.80241	$11.81174	0
2011	$11.81174	$11.49431	0
2012	$11.49431	$12.91228	0
2013	$12.91228	$16.28566	0
2014	$16.28566	$17.15489	0
2015	$17.15489	$16.03629	0
2016	$16.03629	$18.30220	0
2017	$18.30220	$19.50057	0
2018	$19.50057	$17.43544	0
2019	$17.43544	$21.01502	0

A-62

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.46195	$13.19126	0
2011	$13.19126	$12.48414	0
2012	$12.48414	$14.53294	0
2013	$14.53294	$19.46974	0
2014	$19.46974	$19.25465	0
2015	$19.25465	$17.53518	0
2016	$17.53518	$22.44943	0
2017	$22.44943	$24.42802	0
2018	$24.42802	$20.92586	0
2019	$20.92586	$25.99899	0
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.35818	$14.24008	237
2011	$14.24008	$12.51399	253
2012	$12.51399	$14.54861	249
2013	$14.54861	$17.59259	264
2014	$17.59259	$15.37367	310
2015	$15.37367	$14.13594	322
2016	$14.13594	$14.89852	331
2017	$14.89852	$17.09674	335
2018	$17.09674	$14.21439	358
2019	$14.21439	$15.72883	385
Invesco V.I. American Franchise Fund - Series I
2010	$5.86421	$6.91102	2,556
2011	$6.91102	$6.37632	2,605
2012	$6.37632	$7.13073	3,577
2013	$7.13073	$9.82639	3,283
2014	$9.82639	$10.47818	1,381
2015	$10.47818	$10.81948	1,146
2016	$10.81948	$10.88100	1,196
2017	$10.88100	$13.62594	1,081
2018	$13.62594	$12.91206	1,096
2019	$12.91206	$17.36389	1,036
Invesco V.I. American Value Fund - Series I
2010	$11.98070	$14.40154	14,795
2011	$14.40154	$14.29266	14,644
2012	$14.29266	$16.48626	14,413
2013	$16.48626	$21.76694	14,097
2014	$21.76694	$23.49138	11,859
2015	$23.49138	$20.99154	557
2016	$20.99154	$23.84113	557
2017	$23.84113	$25.78094	557
2018	$25.78094	$22.14272	557
2019	$22.14272	$27.22298	557
Invesco V.I. Comstock Fund - Series I
2010	$10.87070	$12.39764	8,934
2011	$12.39764	$11.96703	8,645
2012	$11.96703	$14.03034	4,954
2013	$14.03034	$18.76001	4,413
2014	$18.76001	$20.17900	1,772
2015	$20.17900	$18.65562	1,810
2016	$18.65562	$21.51914	1,735
2017	$21.51914	$24.93943	1,738
2018	$24.93943	$21.53886	1,767
2019	$21.53886	$26.53886	1,746

A-63

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.94398	$10.71278	0
2011	$10.71278	$10.52800	0
2012	$10.52800	$11.78931	0
2013	$11.78931	$14.98382	0
2014	$14.98382	$15.93447	0
2015	$15.93447	$14.76485	0
2016	$14.76485	$16.00981	0
2017	$16.00981	$17.81811	0
2018	$17.81811	$15.87349	0
2019	$15.87349	$20.13014	0
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.40917	$10.22256	16,248
2011	$10.22256	$10.07301	15,317
2012	$10.07301	$11.75953	15,101
2013	$11.75953	$15.15262	14,666
2014	$15.15262	$16.81154	13,581
2015	$16.81154	$16.87309	8,015
2016	$16.87309	$19.05064	7,931
2017	$19.05064	$20.34053	7,257
2018	$20.34053	$18.48494	7,286
2019	$18.48494	$22.73795	7,369
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.94712	0
2012	$13.94712	$15.43896	0
2013	$15.43896	$19.00509	0
2014	$19.00509	$20.37688	0
2015	$20.37688	$19.57776	0
2016	$19.57776	$22.16443	0
2017	$22.16443	$24.20064	0
2018	$24.20064	$21.53352	0
2019	$21.53352	$25.48719	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.17112	12,880
2012	$10.17112	$11.37632	12,823
2013	$11.37632	$13.70444	12,775
2014	$13.70444	$13.56896	10,785
2015	$13.56896	$13.15316	10,657
2016	$13.15316	$13.81622	10,655
2017	$13.81622	$16.69825	9,537
2018	$16.69825	$13.90367	9,536
2019	$13.90367	$17.11700	9,536
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.21095	81
2014	$12.21095	$12.21482	77
2015	$12.21482	$11.63100	0
2016	$11.63100	$12.72022	0
2017	$12.72022	$13.29695	0
2018	$13.29695	$12.63594	0
2019	$12.63594	$14.10394	0

A-64

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.13522	$13.61727	0
2011	$13.61727	$12.53676	0
2012	$12.53676	$13.67787	0
2013	$13.67787	$17.32567	0
2014	$17.32567	$17.79246	0
2015	$17.79246	$16.79121	0
2016	$16.79121	$18.73053	0
2017	$18.73053	$21.16732	0
2018	$21.16732	$18.45024	0
2019	$18.45024	$22.72889	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.65513	$14.58701	0
2011	$14.58701	$13.00173	0
2012	$13.00173	$14.27105	0
2013	$14.27105	$19.17010	0
2014	$19.17010	$20.30066	0
2015	$20.30066	$20.17039	0
2016	$20.17039	$19.94878	0
2017	$19.94878	$23.96109	0
2018	$23.96109	$22.17565	0
2019	$22.17565	$29.22130	0
Invesco V.I. S&P 500 Index Fund - Series I
2010	$8.34698	$9.42886	9,426
2011	$9.42886	$9.44355	9,425
2012	$9.44355	$10.74033	9,425
2013	$10.74033	$13.93142	9,425
2014	$13.93142	$15.52399	9,424
2015	$15.52399	$15.42240	0
2016	$15.42240	$16.90340	0
2017	$16.90340	$20.15598	0
2018	$20.15598	$18.86690	0
2019	$18.86690	$24.28540	0
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.81673	$19.27854	520
2011	$19.27854	$17.60788	520
2012	$17.60788	$18.81851	519
2013	$18.81851	$25.44219	519
2014	$25.44219	$25.51060	519
2015	$25.51060	$23.60617	519
2016	$23.60617	$21.17546	518
2017	$21.17546	$28.89579	518
2018	$28.89579	$31.43720	518
2019	$31.43720	$43.31255	518
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$24.44558	$28.61206	6,697
2011	$28.61206	$23.01029	6,842
2012	$23.01029	$27.14047	6,855
2013	$27.14047	$26.41466	6,948
2014	$26.41466	$24.80841	5,224
2015	$24.80841	$21.78657	5,223
2016	$21.78657	$22.86843	5,223
2017	$22.86843	$30.37446	5,222
2018	$30.37446	$24.64901	5,221
2019	$24.64901	$28.98586	5,220

A-65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.23487	1,236
2015	$17.23487	$14.61615	871
2016	$14.61615	$16.56779	871
2017	$16.56779	$18.40460	0
2018	$18.40460	$16.67519	0
2019	$16.67519	$21.03831	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$10.28954	$10.69332	1,595
2011	$10.69332	$10.12867	1,631
2012	$10.12867	$11.33841	320
2013	$11.33841	$12.92752	20,359
2014	$12.92752	$12.98604	14,660
2015	$12.98604	$11.95301	3,116
2016	$11.95301	$12.40992	3,040
2017	$12.40992	$14.16965	2,882
2018	$14.16965	$13.02609	2,675
2019	$13.02609	$15.08531	2,407
Morgan Stanley VIF Growth Portfolio, Class I
2010	$8.60459	$10.39578	12,955
2011	$10.39578	$9.93684	12,954
2012	$9.93684	$11.17566	12,954
2013	$11.17566	$16.27262	12,953
2014	$16.27262	$17.01933	12,953
2015	$17.01933	$18.78417	12,952
2016	$18.78417	$18.16986	12,951
2017	$18.16986	$25.57781	12,951
2018	$25.57781	$27.04530	12,951
2019	$27.04530	$35.05353	22,874
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$18.81427	$24.04454	0
2011	$24.04454	$25.04455	0
2012	$25.04455	$28.52620	0
2013	$28.52620	$28.62704	0
2014	$28.62704	$36.51729	0
2015	$36.51729	$36.68840	0
2016	$36.68840	$38.53716	0
2017	$38.53716	$39.07537	0
2018	$39.07537	$35.45631	0
2019	$35.45631	$41.46868	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$14.68047	$15.77515	2,664
2011	$15.77515	$16.28993	2,531
2012	$16.28993	$18.27533	2,398
2013	$18.27533	$18.15536	2,661
2014	$18.15536	$19.24287	68
2015	$19.24287	$18.52639	0
2016	$18.52639	$19.50883	0
2017	$19.50883	$20.46003	0
2018	$20.46003	$19.30962	0
2019	$19.30962	$22.01887	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17457	0
2018	$11.17457	$10.05466	0
2019	$10.05466	$12.89333	0

A-66

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05372	24
2017	$10.05372	$12.94209	0
2018	$12.94209	$13.02813	0
2019	$13.02813	$17.51825	0
Putnam VT International Equity Fund - Class IB
2010	$9.38910	$10.15847	2,830
2011	$10.15847	$8.29780	383
2012	$8.29780	$9.94745	366
2013	$9.94745	$12.52763	369
2014	$12.52763	$11.48395	413
2015	$11.48395	$11.30844	404
2016	$11.30844	$10.84771	456
2017	$10.84771	$13.50302	421
2018	$13.50302	$10.73903	473
2019	$10.73903	$13.21633	460
Putnam VT Small Cap Value Fund - Class IB
2010	$10.70069	$13.25672	0
2011	$13.25672	$12.42012	0
2012	$12.42012	$14.34844	0
2013	$14.34844	$19.69796	0
2014	$19.69796	$20.03494	0
2015	$20.03494	$18.86597	0
2016	$18.86597	$23.65331	0
2017	$23.65331	$25.09132	0
2018	$25.09132	$19.75447	0
2019	$19.75447	$24.13432	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

A-67

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT
COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION
Mortality & Expense = 1.62

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.29930	$10.31074	6,799
2011	$10.31074	$10.75051	4,990
2012	$10.75051	$12.38896	4,690
2013	$12.38896	$16.39039	4,690
2014	$16.39039	$17.60764	3,629
2015	$17.60764	$17.55430	3,629
2016	$17.55430	$19.16604	3,693
2017	$19.16604	$22.34393	3,693
2018	$22.34393	$20.67716	3,693
2019	$20.67716	$25.12348	1,355
AB VPS Large Cap Growth Portfolio - Class B
2010	$6.86025	$7.40629	0
2011	$7.40629	$7.04198	0
2012	$7.04198	$8.03757	0
2013	$8.03757	$10.82368	0
2014	$10.82368	$12.11156	0
2015	$12.11156	$13.19732	0
2016	$13.19732	$13.27829	1,008
2017	$13.27829	$17.18674	1,008
2018	$17.18674	$17.28435	1,008
2019	$17.28435	$22.82798	1,008
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90065	0
2017	$9.90065	$9.79791	3,121
2018	$9.79791	$9.78901	12,513
2019	$9.78901	$9.81603	12,513
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.25145	$13.56878	11,511
2011	$13.56878	$13.65589	24,739
2012	$13.65589	$15.12075	25,546
2013	$15.12075	$16.93503	25,544
2014	$16.93503	$17.41460	24,995
2015	$17.41460	$15.91004	21,928
2016	$15.91004	$17.83267	14,937
2017	$17.83267	$19.22507	20,127
2018	$19.22507	$18.08213	21,056
2019	$18.08213	$20.62806	17,050
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.77864	$11.78103	4,662
2011	$11.78103	$11.45984	4,649
2012	$11.45984	$12.86839	4,649
2013	$12.86839	$16.22380	7,918
2014	$16.22380	$17.08290	7,918
2015	$17.08290	$15.96261	6,022
2016	$15.96261	$18.21085	6,101
2017	$18.21085	$19.39549	6,101
2018	$19.39549	$17.33451	3,832
2019	$17.33451	$20.88502	3,270

A-68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.44240	$13.16136	0
2011	$13.16136	$12.45086	0
2012	$12.45086	$14.48838	0
2013	$14.48838	$19.40228	0
2014	$19.40228	$19.18025	0
2015	$19.18025	$17.46042	0
2016	$17.46042	$22.34483	0
2017	$22.34483	$24.30451	0
2018	$24.30451	$20.81168	0
2019	$20.81168	$25.84678	0
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.32810	$14.20235	1,480
2011	$14.20235	$12.47585	1,468
2012	$12.47585	$14.49845	1,468
2013	$14.49845	$17.52495	1,468
2014	$17.52495	$15.30843	2,035
2015	$15.30843	$14.07031	2,035
2016	$14.07031	$14.82341	1,468
2017	$14.82341	$17.00377	1,468
2018	$17.00377	$14.13140	1,468
2019	$14.13140	$15.63076	1,468
Invesco V.I. American Franchise Fund - Series I
2010	$5.84306	$6.88335	3,089
2011	$6.88335	$6.34826	3,089
2012	$6.34826	$7.09651	3,089
2013	$7.09651	$9.77531	3,089
2014	$9.77531	$10.41955	3,089
2015	$10.41955	$10.75465	3,089
2016	$10.75465	$10.81149	3,089
2017	$10.81149	$13.53349	3,089
2018	$13.53349	$12.81929	3,089
2019	$12.81929	$17.23225	3,089
Invesco V.I. American Value Fund - Series I
2010	$11.93751	$14.34389	0
2011	$14.34389	$14.22976	0
2012	$14.22976	$16.40711	0
2013	$16.40711	$21.65379	0
2014	$21.65379	$23.35991	0
2015	$23.35991	$20.86570	0
2016	$20.86570	$23.68876	0
2017	$23.68876	$25.60595	0
2018	$25.60595	$21.98357	0
2019	$21.98357	$27.01649	0
Invesco V.I. Comstock Fund - Series I
2010	$10.83741	$12.35474	5,176
2011	$12.35474	$11.92085	3,857
2012	$11.92085	$13.97059	3,857
2013	$13.97059	$18.67266	3,857
2014	$18.67266	$20.07700	3,857
2015	$20.07700	$18.55389	3,857
2016	$18.55389	$21.39328	3,857
2017	$21.39328	$24.78368	3,857
2018	$24.78368	$21.39574	3,857
2019	$21.39574	$26.35197	3,857

A-69

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.92934	$10.69273	0
2011	$10.69273	$10.50411	0
2012	$10.50411	$11.75784	0
2013	$11.75784	$14.93785	0
2014	$14.93785	$15.87921	0
2015	$15.87921	$14.70776	0
2016	$14.70776	$15.94154	0
2017	$15.94154	$17.73507	0
2018	$17.73507	$15.79315	0
2019	$15.79315	$20.02024	0
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.37524	$10.18163	31,852
2011	$10.18163	$10.02868	10,420
2012	$10.02868	$11.70310	7,515
2013	$11.70310	$15.07387	7,514
2014	$15.07387	$16.71750	5,316
2015	$16.71750	$16.77198	5,315
2016	$16.77198	$18.92894	6,829
2017	$18.92894	$20.20253	6,828
2018	$20.20253	$18.35214	6,828
2019	$18.35214	$22.56557	6,828
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.88572	1,538
2012	$13.88572	$15.36482	1,297
2013	$15.36482	$18.90628	1,297
2014	$18.90628	$20.26283	0
2015	$20.26283	$19.46040	0
2016	$19.46040	$22.02279	0
2017	$22.02279	$24.03640	0
2018	$24.03640	$21.37878	0
2019	$21.37878	$25.29391	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.12634	3,393
2012	$10.12634	$11.32169	2,840
2013	$11.32169	$13.63319	2,840
2014	$13.63319	$13.49302	2,840
2015	$13.49302	$13.07431	1,073
2016	$13.07431	$13.72790	1,073
2017	$13.72790	$16.58490	1,073
2018	$16.58490	$13.80373	1,073
2019	$13.80373	$16.98717	1,073
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.14749	420
2014	$12.14749	$12.14648	420
2015	$12.14648	$11.56130	419
2016	$11.56130	$12.63894	419
2017	$12.63894	$13.20673	419
2018	$13.20673	$12.54515	2,424
2019	$12.54515	$13.99701	2,424

A-70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.10790	$13.58119	741
2011	$13.58119	$12.49856	741
2012	$12.49856	$13.63073	741
2013	$13.63073	$17.25905	741
2014	$17.25905	$17.71695	741
2015	$17.71695	$16.71325	741
2016	$16.71325	$18.63613	741
2017	$18.63613	$21.05224	741
2018	$21.05224	$18.34255	741
2019	$18.34255	$22.58719	741
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.62859	$14.54798	0
2011	$14.54798	$12.96176	0
2012	$12.96176	$14.22148	0
2013	$14.22148	$19.09588	0
2014	$19.09588	$20.21397	0
2015	$20.21397	$20.07623	0
2016	$20.07623	$19.84772	0
2017	$19.84772	$23.83020	0
2018	$23.83020	$22.04563	0
2019	$22.04563	$29.03836	0
Invesco V.I. S&P 500 Index Fund - Series I
2010	$8.31681	$9.39103	1,467
2011	$9.39103	$9.40190	0
2012	$9.40190	$10.68868	0
2013	$10.68868	$13.85887	2,359
2014	$13.85887	$15.43696	2,359
2015	$15.43696	$15.32981	2,359
2016	$15.32981	$16.79521	856
2017	$16.79521	$20.01899	856
2018	$20.01899	$18.73113	856
2019	$18.73113	$24.10098	856
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.77133	$19.21182	0
2011	$19.21182	$17.53994	0
2012	$17.53994	$18.73837	0
2013	$18.73837	$25.32372	0
2014	$25.32372	$25.38164	0
2015	$25.38164	$23.47745	0
2016	$23.47745	$21.05158	0
2017	$21.05158	$28.71531	0
2018	$28.71531	$31.22828	0
2019	$31.22828	$43.00751	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$24.35741	$28.49748	286
2011	$28.49748	$22.90899	286
2012	$22.90899	$27.01015	286
2013	$27.01015	$26.27729	671
2014	$26.27729	$24.66951	286
2015	$24.66951	$21.65591	286
2016	$21.65591	$22.72222	286
2017	$22.72222	$30.16824	286
2018	$30.16824	$24.47180	286
2019	$24.47180	$28.76595	286

A-71

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.13842	0
2015	$17.13842	$14.52853	0
2016	$14.52853	$16.46190	0
2017	$16.46190	$18.27969	0
2018	$18.27969	$16.55536	0
2019	$16.55536	$20.87877	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$10.25241	$10.65048	0
2011	$10.65048	$10.08406	0
2012	$10.08406	$11.28393	0
2013	$11.28393	$12.86027	23,962
2014	$12.86027	$12.91332	22,369
2015	$12.91332	$11.88131	20,141
2016	$11.88131	$12.33057	18,153
2017	$12.33057	$14.07343	18,152
2018	$14.07343	$12.93244	17,470
2019	$12.93244	$14.97087	12,740
Morgan Stanley VIF Growth Portfolio, Class I
2010	$8.57354	$10.35411	3,636
2011	$10.35411	$9.89308	2,710
2012	$9.89308	$11.12198	2,710
2013	$11.12198	$16.18798	2,710
2014	$16.18798	$16.92404	2,710
2015	$16.92404	$18.67151	2,710
2016	$18.67151	$18.05368	3,465
2017	$18.05368	$25.40415	3,465
2018	$25.40415	$26.85085	3,465
2019	$26.85085	$34.78758	20,217
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$18.74638	$23.94821	7
2011	$23.94821	$24.93427	0
2012	$24.93427	$28.38921	0
2013	$28.38921	$28.47817	0
2014	$28.47817	$36.31289	0
2015	$36.31289	$36.46845	0
2016	$36.46845	$38.29088	0
2017	$38.29088	$38.81017	0
2018	$38.81017	$35.20150	0
2019	$35.20150	$41.15419	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$14.62752	$15.71196	7,934
2011	$15.71196	$16.21822	7,932
2012	$16.21822	$18.18759	7,695
2013	$18.18759	$18.06097	2,883
2014	$18.06097	$19.13517	2,164
2015	$19.13517	$18.41535	2,164
2016	$18.41535	$19.38417	0
2017	$19.38417	$20.32118	0
2018	$20.32118	$19.17087	0
2019	$19.17087	$21.85191	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17172	0
2018	$11.17172	$10.04806	0
2019	$10.04806	$12.87972	0

A-72

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05325	0
2017	$10.05325	$12.93634	0
2018	$12.93634	$13.01709	0
2019	$13.01709	$17.49640	0
Putnam VT International Equity Fund - Class IB
2010	$9.35523	$10.11779	0
2011	$10.11779	$8.26127	0
2012	$8.26127	$9.89969	0
2013	$9.89969	$12.46250	0
2014	$12.46250	$11.41967	0
2015	$11.41967	$11.24064	0
2016	$11.24064	$10.77836	0
2017	$10.77836	$13.41136	0
2018	$13.41136	$10.66185	0
2019	$10.66185	$13.11608	0
Putnam VT Small Cap Value Fund - Class IB
2010	$10.66790	$13.21082	0
2011	$13.21082	$12.37217	0
2012	$12.37217	$14.28732	0
2013	$14.28732	$19.60623	0
2014	$19.60623	$19.93366	0
2015	$19.93366	$18.76309	0
2016	$18.76309	$23.51495	0
2017	$23.51495	$24.93459	0
2018	$24.93459	$19.62318	0
2019	$19.62318	$23.96433	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

A-73

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME
BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.32452	$10.12047	0
2011	$10.12047	$9.96247	0
2012	$9.96247	$11.61885	0
2013	$11.61885	$14.95639	0
2014	$14.95639	$16.57726	0
2015	$16.57726	$16.62132	0
2016	$16.62132	$18.74767	0
2017	$18.74767	$19.99710	0
2018	$19.99710	$18.15456	0
2019	$18.15456	$22.30925	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.05950	0
2012	$10.05950	$11.24019	0
2013	$11.24019	$13.52694	0
2014	$13.52694	$13.37983	0
2015	$13.37983	$12.95684	0
2016	$12.95684	$13.59643	0
2017	$13.59643	$16.41625	0
2018	$16.41625	$13.65511	0
2019	$13.65511	$16.79420	0
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.99471	4,331
2015	$16.99471	$14.39806	4,331
2016	$14.39806	$16.30432	4,331
2017	$16.30432	$18.09388	4,331
2018	$18.09388	$16.37719	0
2019	$16.37719	$20.64169	0
Morgan Stanley VIF Growth Portfolio, Class I
2019	$10.00000	$10.51262	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$14.54843	$15.61764	4,502
2011	$15.61764	$16.11120	4,502
2012	$16.11120	$18.05673	4,502
2013	$18.05673	$17.92027	4,502
2014	$17.92027	$18.97472	0
2015	$18.97472	$18.24997	0
2016	$18.24997	$19.19860	0
2017	$19.19860	$20.11461	0
2018	$20.11461	$18.96454	0
2019	$18.96454	$21.60376	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

A-74

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.87511	$9.83452	5,666
2011	$9.83452	$10.24785	5,663
2012	$10.24785	$11.80259	3,311
2013	$11.80259	$15.60528	1,287
2014	$15.60528	$16.75418	1,208
2015	$16.75418	$16.69340	1,199
2016	$16.69340	$18.21519	1,198
2017	$18.21519	$21.22273	1,198
2018	$21.22273	$19.62775	1,198
2019	$19.62775	$23.83410	1,198
AB VPS Large Cap Growth Portfolio - Class B
2010	$6.14621	$6.63145	0
2011	$6.63145	$6.30147	0
2012	$6.30147	$7.18805	0
2013	$7.18805	$9.67390	2,724
2014	$9.67390	$10.81848	2,724
2015	$10.81848	$11.78126	6,782
2016	$11.78126	$11.84646	6,547
2017	$11.84646	$15.32428	6,546
2018	$15.32428	$15.40201	7,167
2019	$15.40201	$20.32972	11,935
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89667	427
2017	$9.89667	$9.78812	3,947
2018	$9.78812	$9.77333	9,589
2019	$9.77333	$9.79443	9,581
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.20888	$13.51353	6,717
2011	$13.51353	$13.59215	6,717
2012	$13.59215	$15.04114	6,717
2013	$15.04114	$16.83576	9,715
2014	$16.83576	$17.30213	9,715
2015	$17.30213	$15.79780	9,715
2016	$15.79780	$17.69629	9,715
2017	$17.69629	$19.06664	9,715
2018	$19.06664	$17.92230	7,346
2019	$17.92230	$20.43348	7,346
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.74104	$11.73290	872
2011	$11.73290	$11.40620	872
2012	$11.40620	$12.80046	872
2013	$12.80046	$16.12850	872
2014	$16.12850	$16.97236	872
2015	$16.97236	$15.84980	872
2016	$15.84980	$18.07133	872
2017	$18.07133	$19.23539	872
2018	$19.23539	$17.18105	872
2019	$17.18105	$20.68771	872

A-75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.41312	$13.11659	898
2011	$13.11659	$12.40108	898
2012	$12.40108	$14.42178	898
2013	$14.42178	$19.30153	898
2014	$19.30153	$19.06921	898
2015	$19.06921	$17.34893	898
2016	$17.34893	$22.18888	898
2017	$22.18888	$24.12046	898
2018	$24.12046	$20.64161	898
2019	$20.64161	$25.62018	898
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.28402	$14.14690	2,356
2011	$14.14690	$12.41969	2,339
2012	$12.41969	$14.42453	2,405
2013	$14.42453	$17.42512	3,887
2014	$17.42512	$15.21209	3,876
2015	$15.21209	$13.97337	3,916
2016	$13.97337	$14.71248	3,968
2017	$14.71248	$16.86644	3,920
2018	$16.86644	$14.00881	3,552
2019	$14.00881	$15.48587	3,552
Invesco V.I. American Franchise Fund - Series I
2010	$4.79119	$5.64082	1,966
2011	$5.64082	$5.19921	1,876
2012	$5.19921	$5.80853	1,289
2013	$5.80853	$7.99636	640
2014	$7.99636	$8.51824	153
2015	$8.51824	$8.78691	101
2016	$8.78691	$8.82807	9
2017	$8.82807	$11.04411	8
2018	$11.04411	$10.45497	7
2019	$10.45497	$14.04561	6
Invesco V.I. American Value Fund - Series I
2010	$11.31229	$13.58449	2,915
2011	$13.58449	$13.46833	2,858
2012	$13.46833	$15.51985	2,803
2013	$15.51985	$20.47053	2,748
2014	$20.47053	$22.07017	2,663
2015	$22.07017	$19.70184	2,622
2016	$19.70184	$22.35406	2,586
2017	$22.35406	$24.14879	2,396
2018	$24.14879	$20.72003	1,685
2019	$20.72003	$25.44842	1,685
Invesco V.I. Comstock Fund - Series I
2010	$10.78762	$12.29062	8,036
2011	$12.29062	$11.85188	7,998
2012	$11.85188	$13.88142	7,024
2013	$13.88142	$18.54235	4,907
2014	$18.54235	$19.92493	4,885
2015	$19.92493	$18.40230	4,893
2016	$18.40230	$21.20579	4,798
2017	$21.20579	$24.55180	4,408
2018	$24.55180	$21.18277	5,389
2019	$21.18277	$26.07402	5,389

A-76

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.90746	$10.66277	98
2011	$10.66277	$10.46840	98
2012	$10.46840	$11.71082	99
2013	$11.71082	$14.86921	93
2014	$14.86921	$15.79677	11
2015	$15.79677	$14.62263	2
2016	$14.62263	$15.83980	2
2017	$15.83980	$17.61133	2
2018	$17.61133	$15.67350	2
2019	$15.67350	$19.85665	2
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.25880	$10.04915	13,694
2011	$10.04915	$9.89226	14,109
2012	$9.89226	$11.53696	11,797
2013	$11.53696	$14.85097	4,686
2014	$14.85097	$16.46041	4,170
2015	$16.46041	$16.50416	4,158
2016	$16.50416	$18.61553	4,158
2017	$18.61553	$19.85615	4,153
2018	$19.85615	$18.02660	4,147
2019	$18.02660	$22.15200	3,804
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.45164	2,256
2012	$13.45164	$14.87556	2,254
2013	$14.87556	$18.29328	2,253
2014	$18.29328	$19.59408	2,252
2015	$19.59408	$18.80684	1,488
2016	$18.80684	$21.27045	1,400
2017	$21.27045	$23.20140	1,400
2018	$23.20140	$20.62365	1,400
2019	$20.62365	$24.38587	1,400
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.02275	4,544
2012	$10.02275	$11.19913	2,891
2013	$11.19913	$13.47753	6,566
2014	$13.47753	$13.33095	6,427
2015	$13.33095	$12.90950	4,313
2016	$12.90950	$13.54676	4,072
2017	$13.54676	$16.35628	3,588
2018	$16.35628	$13.60523	2,047
2019	$13.60523	$16.73284	2,037
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.55619	295
2014	$10.55619	$10.54899	297
2015	$10.54899	$10.03476	302
2016	$10.03476	$10.96355	171
2017	$10.96355	$11.44922	0
2018	$11.44922	$10.86911	0
2019	$10.86911	$12.11973	0

A-77

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.06632	$13.52643	0
2011	$13.52643	$12.44070	0
2012	$12.44070	$13.55946	0
2013	$13.55946	$17.15852	0
2014	$17.15852	$17.60318	0
2015	$17.60318	$16.59597	0
2016	$16.59597	$18.49429	0
2017	$18.49429	$20.87953	0
2018	$20.87953	$18.18110	0
2019	$18.18110	$22.37494	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.59157	$14.49298	962
2011	$14.49298	$12.90502	963
2012	$12.90502	$14.15071	968
2013	$14.15071	$18.98946	947
2014	$18.98946	$20.08925	943
2015	$20.08925	$19.94039	937
2016	$19.94039	$19.70165	946
2017	$19.70165	$23.64068	785
2018	$23.64068	$21.85709	1,735
2019	$21.85709	$28.77275	1,735
Invesco V.I. S&P 500 Index Fund - Series I
2010	$7.63503	$8.61603	5,575
2011	$8.61603	$8.62083	5,436
2012	$8.62083	$9.79481	5,379
2013	$9.79481	$12.69228	4,626
2014	$12.69228	$14.12907	1,548
2015	$14.12907	$14.02258	1,419
2016	$14.02258	$15.35384	1,420
2017	$15.35384	$18.29003	1,297
2018	$18.29003	$17.10307	2
2019	$17.10307	$21.99300	1
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.70350	$19.11214	1,305
2011	$19.11214	$17.43848	1,199
2012	$17.43848	$18.61877	602
2013	$18.61877	$25.14700	602
2014	$25.14700	$25.18941	602
2015	$25.18941	$23.28565	602
2016	$23.28565	$20.86711	602
2017	$20.86711	$28.44668	602
2018	$28.44668	$30.91747	602
2019	$30.91747	$42.55393	602
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$21.30314	$24.90914	828
2011	$24.90914	$20.01233	821
2012	$20.01233	$23.58076	509
2013	$23.58076	$22.92718	511
2014	$22.92718	$21.51146	479
2015	$21.51146	$18.87231	475
2016	$18.87231	$19.78971	445
2017	$19.78971	$26.25906	445
2018	$26.25906	$21.28790	445
2019	$21.28790	$25.00836	445

A-78

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.79588	4,835
2015	$16.79588	$14.22961	106
2016	$14.22961	$16.11356	4,361
2017	$16.11356	$17.88219	27
2018	$17.88219	$16.18557	23
2019	$16.18557	$20.40017	20
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$9.83446	$10.21017	225
2011	$10.21017	$9.66138	224
2012	$9.66138	$10.80448	225
2013	$10.80448	$12.30646	38,801
2014	$12.30646	$12.34982	37,862
2015	$12.34982	$11.35602	37,033
2016	$11.35602	$11.77837	36,488
2017	$11.77837	$13.43515	36,436
2018	$13.43515	$12.33845	30,079
2019	$12.33845	$14.27470	29,715
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.44698	$8.98821	1,720
2011	$8.98821	$8.58285	1,652
2012	$8.58285	$9.64319	1,646
2013	$9.64319	$14.02721	1,504
2014	$14.02721	$14.65623	1,428
2015	$14.65623	$16.15986	1,366
2016	$16.15986	$15.61579	1,240
2017	$15.61579	$21.96056	762
2018	$21.96056	$23.19716	0
2019	$23.19716	$30.03589	5,832
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$19.98850	$25.51971	1,495
2011	$25.51971	$26.55456	1,438
2012	$26.55456	$30.21583	1,127
2013	$30.21583	$30.29232	864
2014	$30.29232	$38.60299	836
2015	$38.60299	$38.74511	2,115
2016	$38.74511	$40.65700	2,103
2017	$40.65700	$41.18375	2,056
2018	$41.18375	$37.33182	772
2019	$37.33182	$43.61859	772
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$15.10235	$16.21227	17,871
2011	$16.21227	$16.72462	19,700
2012	$16.72462	$18.74421	18,769
2013	$18.74421	$18.60256	18,323
2014	$18.60256	$19.69714	18,091
2015	$19.69714	$18.94480	17,756
2016	$18.94480	$19.92955	17,133
2017	$19.92955	$20.88043	17,012
2018	$20.88043	$19.68657	12,067
2019	$19.68657	$22.42628	12,067
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16745	0
2018	$11.16745	$10.03815	0
2019	$10.03815	$12.85930	0

A-79

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05257	0
2017	$10.05257	$12.92773	0
2018	$12.92773	$13.00059	0
2019	$13.00059	$17.46374	0
Putnam VT International Equity Fund - Class IB
2010	$8.96611	$9.69114	1,985
2011	$9.69114	$7.90816	2,034
2012	$7.90816	$9.47086	2,028
2013	$9.47086	$11.91551	407
2014	$11.91551	$10.91189	443
2015	$10.91189	$10.73439	441
2016	$10.73439	$10.28678	484
2017	$10.28678	$12.79203	0
2018	$12.79203	$10.16334	0
2019	$10.16334	$12.49533	0
Putnam VT Small Cap Value Fund - Class IB
2010	$10.61890	$13.14225	203
2011	$13.14225	$12.30058	194
2012	$12.30058	$14.19611	184
2013	$14.19611	$19.46938	160
2014	$19.46938	$19.78266	160
2015	$19.78266	$18.60978	160
2016	$18.60978	$23.30886	156
2017	$23.30886	$24.70129	0
2018	$24.70129	$19.42783	975
2019	$19.42783	$23.71153	975
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

A-80

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$10.76822	$11.93227	0
2011	$11.93227	$12.43376	0
2012	$12.43376	$14.32013	0
2013	$14.32013	$18.93395	0
2014	$18.93395	$20.32791	0
2015	$20.32791	$20.25416	0
2016	$20.25416	$22.10056	0
2017	$22.10056	$25.74961	0
2018	$25.74961	$23.81441	0
2019	$23.81441	$28.91799	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89667	0
2017	$9.89667	$9.78812	0
2018	$9.78812	$9.77333	0
2019	$9.77333	$9.79443	0
Invesco V.I. American Franchise Fund - Series I
2010	$11.09100	$13.05778	235
2011	$13.05778	$12.03550	0
2012	$12.03550	$13.44600	0
2013	$13.44600	$18.51055	0
2014	$18.51055	$19.71864	0
2015	$19.71864	$20.34058	0
2016	$20.34058	$20.43586	0
2017	$20.43586	$25.56570	0
2018	$25.56570	$24.20191	0
2019	$24.20191	$32.51374	0
Invesco V.I. American Value Fund - Series I
2010	$15.14615	$18.18844	0
2011	$18.18844	$18.03292	0
2012	$18.03292	$20.77971	0
2013	$20.77971	$27.40822	0
2014	$27.40822	$29.55002	0
2015	$29.55002	$26.37903	0
2016	$26.37903	$29.93012	0
2017	$29.93012	$32.33310	0
2018	$32.33310	$27.74229	0
2019	$27.74229	$34.07318	0
Invesco V.I. Comstock Fund - Series I
2010	$12.23117	$13.93529	0
2011	$13.93529	$13.43785	0
2012	$13.43785	$15.73897	0
2013	$15.73897	$21.02360	0
2014	$21.02360	$22.59118	0
2015	$22.59118	$20.86481	0
2016	$20.86481	$24.04345	0
2017	$24.04345	$27.83721	0
2018	$27.83721	$24.01734	0
2019	$24.01734	$29.56313	0

A-81

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.90746	$10.66277	497
2011	$10.66277	$10.46840	0
2012	$10.46840	$11.71082	0
2013	$11.71082	$14.86921	0
2014	$14.86921	$15.79677	0
2015	$15.79677	$14.62263	0
2016	$14.62263	$15.83980	0
2017	$15.83980	$17.61133	0
2018	$17.61133	$15.67350	0
2019	$15.67350	$19.85665	0
Invesco V.I. Diversified Dividend Fund - Series I
2010	$10.10765	$10.97046	0
2011	$10.97046	$10.79918	0
2012	$10.79918	$12.59468	0
2013	$12.59468	$16.21253	0
2014	$16.21253	$17.96953	0
2015	$17.96953	$18.01728	0
2016	$18.01728	$20.32224	0
2017	$20.32224	$21.67662	0
2018	$21.67662	$19.67932	0
2019	$19.67932	$24.18295	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.60755	0
2012	$10.60755	$11.85257	0
2013	$11.85257	$14.26389	0
2014	$14.26389	$14.10876	0
2015	$14.10876	$13.66272	0
2016	$13.66272	$14.33717	0
2017	$14.33717	$17.31061	0
2018	$17.31061	$14.39905	0
2019	$14.39905	$17.70915	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.58890	$14.48964	0
2011	$14.48964	$12.90205	0
2012	$12.90205	$14.14744	0
2013	$14.14744	$18.98508	0
2014	$18.98508	$20.08462	0
2015	$20.08462	$19.93578	0
2016	$19.93578	$19.69708	0
2017	$19.69708	$23.63521	0
2018	$23.63521	$21.85203	0
2019	$21.85203	$28.76610	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$27.44449	$32.09006	0
2011	$32.09006	$25.78158	0
2012	$25.78158	$30.37873	0
2013	$30.37873	$29.53674	0
2014	$29.53674	$27.71289	0
2015	$27.71289	$24.31290	0
2016	$24.31290	$25.49478	0
2017	$25.49478	$33.82915	0
2018	$33.82915	$27.42488	0
2019	$27.42488	$32.21789	0

A-82

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$28.31956	0
2015	$28.31956	$23.99257	0
2016	$23.99257	$27.16911	0
2017	$27.16911	$30.15120	0
2018	$30.15120	$27.29053	0
2019	$27.29053	$34.39678	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2013	$10.00000	$16.51763	0
2014	$16.51763	$16.57582	0
2015	$16.57582	$15.24195	0
2016	$15.24195	$15.80883	0
2017	$15.80883	$18.03254	0
2018	$18.03254	$16.56056	0
2019	$16.56056	$19.15938	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$13.09705	$15.80763	468
2011	$15.80763	$15.09472	0
2012	$15.09472	$16.95957	0
2013	$16.95957	$24.66976	0
2014	$24.66976	$25.77602	0
2015	$25.77602	$28.42044	0
2016	$28.42044	$27.46359	0
2017	$27.46359	$38.62218	0
2018	$38.62218	$40.79698	0
2019	$40.79698	$52.82430	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$15.90398	$20.30492	0
2011	$20.30492	$21.12831	0
2012	$21.12831	$24.04142	0
2013	$24.04142	$24.10228	0
2014	$24.10228	$30.71471	0
2015	$30.71471	$30.82778	0
2016	$30.82778	$32.34899	0
2017	$32.34899	$32.76810	0
2018	$32.76810	$29.70329	0
2019	$29.70329	$34.70539	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$13.55878	$14.55525	0
2011	$14.55525	$15.01525	0
2012	$15.01525	$16.82843	0
2013	$16.82843	$16.70124	0
2014	$16.70124	$17.68396	0
2015	$17.68396	$17.00851	0
2016	$17.00851	$17.89260	0
2017	$17.89260	$18.74630	0
2018	$18.74630	$17.67447	0
2019	$17.67447	$20.13416	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16745	0
2018	$11.16745	$10.03815	0
2019	$10.03815	$12.85930	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

A-83

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT COMBINATION
OR THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.69

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.24063	$10.23852	6,112
2011	$10.23852	$10.66777	4,938
2012	$10.66777	$12.28499	3,550
2013	$12.28499	$16.24148	2,916
2014	$16.24148	$17.43547	2,908
2015	$17.43547	$17.37048	2,820
2016	$17.37048	$18.95211	2,813
2017	$18.95211	$22.07912	2,805
2018	$22.07912	$20.41773	1,061
2019	$20.41773	$24.79090	1,061
AB VPS Large Cap Growth Portfolio - Class B
2010	$6.81700	$7.35448	4,705
2011	$7.35448	$6.98782	4,680
2012	$6.98782	$7.97017	4,638
2013	$7.97017	$10.72542	4,609
2014	$10.72542	$11.99322	4,580
2015	$11.99322	$13.05922	4,438
2016	$13.05922	$13.13020	4,423
2017	$13.13020	$16.98319	4,405
2018	$16.98319	$17.06763	4,393
2019	$17.06763	$22.52600	4,429
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89602	243
2017	$9.89602	$9.78651	246
2018	$9.78651	$9.77073	766
2019	$9.77073	$9.79084	765
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.20329	$13.50599	6,625
2011	$13.50599	$13.58320	6,137
2012	$13.58320	$15.02971	5,737
2013	$15.02971	$16.82129	5,347
2014	$16.82129	$17.28553	5,344
2015	$17.28553	$15.78106	2,674
2016	$15.78106	$17.67578	471
2017	$17.67578	$19.04264	471
2018	$19.04264	$17.89794	471
2019	$17.89794	$20.40365	470
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.73611	$11.72634	0
2011	$11.72634	$11.39867	0
2012	$11.39867	$12.79073	0
2013	$12.79073	$16.11461	0
2014	$16.11461	$16.95606	0
2015	$16.95606	$15.83298	0
2016	$15.83298	$18.05036	0
2017	$18.05036	$19.21116	0
2018	$19.21116	$17.15766	0
2019	$17.15766	$20.65748	0

A-84

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.40825	$13.10914	2,175
2011	$13.10914	$12.39280	2,944
2012	$12.39280	$14.41071	2,851
2013	$14.41071	$19.28478	2,713
2014	$19.28478	$19.05075	2,759
2015	$19.05075	$17.33041	2,795
2016	$17.33041	$22.16297	2,591
2017	$22.16297	$24.08988	2,714
2018	$24.08988	$20.61337	1,377
2019	$20.61337	$25.58258	2,744
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.27580	$14.13672	8,393
2011	$14.13672	$12.40952	9,612
2012	$12.40952	$14.41126	8,328
2013	$14.41126	$17.40737	7,942
2014	$17.40737	$15.19506	8,336
2015	$15.19506	$13.95634	8,609
2016	$13.95634	$14.69309	8,044
2017	$14.69309	$16.84253	8,177
2018	$16.84253	$13.98754	4,554
2019	$13.98754	$15.46081	5,155
Invesco V.I. American Franchise Fund - Series I
2010	$5.80617	$6.83510	5,667
2011	$6.83510	$6.29936	5,447
2012	$6.29936	$7.03691	3,922
2013	$7.03691	$9.68645	3,712
2014	$9.68645	$10.31759	3,452
2015	$10.31759	$10.64194	2,927
2016	$10.64194	$10.69072	2,886
2017	$10.69072	$13.37299	2,838
2018	$13.37299	$12.65834	4,029
2019	$12.65834	$17.00399	2,569
Invesco V.I. American Value Fund - Series I
2010	$11.86221	$14.24344	2,715
2011	$14.24344	$14.12024	2,719
2012	$14.12024	$16.26943	1,169
2013	$16.26943	$21.45706	1,147
2014	$21.45706	$23.13149	1,141
2015	$23.13149	$20.64720	1,056
2016	$20.64720	$23.42434	1,052
2017	$23.42434	$25.30246	1,047
2018	$25.30246	$21.70772	101
2019	$21.70772	$26.65883	101
Invesco V.I. Comstock Fund - Series I
2010	$10.77934	$12.27994	11,935
2011	$12.27994	$11.84041	11,233
2012	$11.84041	$13.86659	7,655
2013	$13.86659	$18.52070	6,567
2014	$18.52070	$19.89966	6,565
2015	$19.89966	$18.37713	6,562
2016	$18.37713	$21.17467	6,559
2017	$21.17467	$24.51332	6,557
2018	$24.51332	$21.14744	1,277
2019	$21.14744	$26.02794	1,275

A-85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.90382	$10.65779	1,718
2011	$10.65779	$10.46248	897
2012	$10.46248	$11.70302	652
2013	$11.70302	$14.85781	520
2014	$14.85781	$15.78309	511
2015	$15.78309	$14.60850	423
2016	$14.60850	$15.82291	415
2017	$15.82291	$17.59080	411
2018	$17.59080	$15.65366	355
2019	$15.65366	$19.82953	355
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.31612	$10.11035	51,756
2011	$10.11035	$9.95150	51,821
2012	$9.95150	$11.60489	49,616
2013	$11.60489	$14.93692	48,460
2014	$14.93692	$16.55403	48,237
2015	$16.55403	$16.59636	44,787
2016	$16.59636	$18.71768	44,688
2017	$18.71768	$19.96312	44,860
2018	$19.96312	$18.12189	44,834
2019	$18.12189	$22.26686	36,874
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.77888	6,875
2012	$13.77888	$15.23590	5,592
2013	$15.23590	$18.73453	4,828
2014	$18.73453	$20.06472	4,822
2015	$20.06472	$19.25664	2,286
2016	$19.25664	$21.77699	2,283
2017	$21.77699	$23.75154	2,280
2018	$23.75154	$21.11056	2,277
2019	$21.11056	$24.95911	2,274
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.04840	21,592
2012	$10.04840	$11.22666	20,205
2013	$11.22666	$13.50930	19,791
2014	$13.50930	$13.36104	19,787
2015	$13.36104	$12.93736	19,648
2016	$12.93736	$13.57464	19,637
2017	$13.57464	$16.38830	19,624
2018	$16.38830	$13.63050	17,936
2019	$13.63050	$16.76226	11,157
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.03708	2,074
2014	$12.03708	$12.02766	2,048
2015	$12.02766	$11.44020	468
2016	$11.44020	$12.49785	468
2017	$12.49785	$13.05017	468
2018	$13.05017	$12.38770	467
2019	$12.38770	$13.81167	467

A-86

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.05945	$13.51738	0
2011	$13.51738	$12.43114	0
2012	$12.43114	$13.54771	0
2013	$13.54771	$17.14193	0
2014	$17.14193	$17.58441	0
2015	$17.58441	$16.57661	0
2016	$16.57661	$18.47088	0
2017	$18.47088	$20.85100	0
2018	$20.85100	$18.15442	0
2019	$18.15442	$22.33988	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.58230	$14.47993	935
2011	$14.47993	$12.89212	935
2012	$12.89212	$14.13515	935
2013	$14.13515	$18.96670	934
2014	$18.96670	$20.06317	934
2015	$20.06317	$19.91250	934
2016	$19.91250	$19.67212	934
2017	$19.67212	$23.60291	934
2018	$23.60291	$21.81998	1,961
2019	$21.81998	$28.72101	933
Invesco V.I. S&P 500 Index Fund - Series I
2010	$8.26436	$9.32530	822
2011	$9.32530	$9.32957	693
2012	$9.32957	$10.59901	570
2013	$10.59901	$13.73301	441
2014	$13.73301	$15.28607	425
2015	$15.28607	$15.16934	326
2016	$15.16934	$16.60782	318
2017	$16.60782	$19.78182	310
2018	$19.78182	$18.49620	520
2019	$18.49620	$23.78206	520
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.69225	$19.09560	4,432
2011	$19.09560	$17.42165	4,881
2012	$17.42165	$18.59894	4,400
2013	$18.59894	$25.11771	3,698
2014	$25.11771	$25.15754	3,696
2015	$25.15754	$23.25386	3,763
2016	$23.25386	$20.83655	3,851
2017	$20.83655	$28.40220	3,763
2018	$28.40220	$30.86601	3,018
2019	$30.86601	$42.47886	2,538
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$24.20381	$28.29799	4,799
2011	$28.29799	$22.73271	5,040
2012	$22.73271	$26.78351	4,549
2013	$26.78351	$26.03857	4,505
2014	$26.03857	$24.42829	4,546
2015	$24.42829	$21.42914	4,548
2016	$21.42914	$22.46860	4,550
2017	$22.46860	$29.81071	4,490
2018	$29.81071	$24.16475	4,649
2019	$24.16475	$28.38516	3,367

A-87

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.97091	19,793
2015	$16.97091	$14.37646	19,790
2016	$14.37646	$16.27823	20,415
2017	$16.27823	$18.06314	20,412
2018	$18.06314	$16.34771	20,409
2019	$16.34771	$20.60247	11,477
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$10.18773	$10.57589	3,437
2011	$10.57589	$10.00644	3,410
2012	$10.00644	$11.18922	2,160
2013	$11.18922	$12.74340	8,318
2014	$12.74340	$12.78702	8,784
2015	$12.78702	$11.75686	7,826
2016	$11.75686	$12.19290	7,805
2017	$12.19290	$13.90660	7,786
2018	$13.90660	$12.77013	7,213
2019	$12.77013	$14.77265	5,598
Morgan Stanley VIF Growth Portfolio, Class I
2010	$8.51944	$10.28160	11,722
2011	$10.28160	$9.81694	11,565
2012	$9.81694	$11.02864	7,041
2013	$11.02864	$16.04090	6,123
2014	$16.04090	$16.75855	6,103
2015	$16.75855	$18.47601	5,981
2016	$18.47601	$17.85218	4,286
2017	$17.85218	$25.10310	4,274
2018	$25.10310	$26.51397	4,219
2019	$26.51397	$34.32710	21,437
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$18.62816	$23.78056	2,162
2011	$23.78056	$24.74243	2,218
2012	$24.74243	$28.15103	1,901
2013	$28.15103	$28.21947	1,754
2014	$28.21947	$35.95786	1,686
2015	$35.95786	$36.08662	1,609
2016	$36.08662	$37.86355	1,604
2017	$37.86355	$38.35028	1,656
2018	$38.35028	$34.75988	618
2019	$34.75988	$40.60945	657
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$14.53530	$15.60199	4,763
2011	$15.60199	$16.09346	4,580
2012	$16.09346	$18.03503	4,803
2013	$18.03503	$17.89693	5,030
2014	$17.89693	$18.94812	5,011
2015	$18.94812	$18.22256	4,321
2016	$18.22256	$19.16785	4,257
2017	$19.16785	$20.08040	4,544
2018	$20.08040	$18.93038	4,355
2019	$18.93038	$21.56270	4,384
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16674	651
2018	$11.16674	$10.03650	561
2019	$10.03650	$12.85590	560

A-88

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05245	93
2017	$10.05245	$12.92629	78
2018	$12.92629	$12.99782	0
2019	$12.99782	$17.45829	0
Putnam VT International Equity Fund - Class IB
2010	$9.29621	$10.04693	985
2011	$10.04693	$8.19766	1,012
2012	$8.19766	$9.81659	385
2013	$9.81659	$12.34925	352
2014	$12.34925	$11.30798	364
2015	$11.30798	$11.12291	205
2016	$11.12291	$10.65805	202
2017	$10.65805	$13.25240	187
2018	$13.25240	$10.52805	89
2019	$10.52805	$12.94243	89
Putnam VT Small Cap Value Fund - Class IB
2010	$10.61077	$13.13087	0
2011	$13.13087	$12.28870	0
2012	$12.28870	$14.18098	0
2013	$14.18098	$19.44669	0
2014	$19.44669	$19.75761	0
2015	$19.75761	$18.58435	0
2016	$18.58435	$23.27471	0
2017	$23.27471	$24.66263	0
2018	$24.66263	$19.39548	0
2019	$19.39548	$23.66970	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

A-89

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.81842	$9.76486	11,594
2011	$9.76486	$10.16815	7,292
2012	$10.16815	$11.70259	5,462
2013	$11.70259	$15.46224	5,392
2014	$15.46224	$16.58897	2,102
2015	$16.58897	$16.51723	1,877
2016	$16.51723	$18.01040	1,781
2017	$18.01040	$20.96948	1,628
2018	$20.96948	$19.37988	1,203
2019	$19.37988	$23.51664	1,169
AB VPS Large Cap Growth Portfolio - Class B
2010	$6.10694	$6.58447	7,605
2011	$6.58447	$6.25247	20,521
2012	$6.25247	$7.12716	20,478
2013	$7.12716	$9.58523	16,666
2014	$9.58523	$10.71181	5,466
2015	$10.71181	$11.65693	5,336
2016	$11.65693	$11.71327	5,329
2017	$11.71327	$15.14143	5,229
2018	$15.14143	$15.20751	5,224
2019	$15.20751	$20.05895	5,874
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89204	11,921
2017	$9.89204	$9.77672	13,960
2018	$9.77672	$9.75507	27,907
2019	$9.75507	$9.76928	25,145
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.16097	$13.45109	13,853
2011	$13.45109	$13.51990	15,452
2012	$13.51990	$14.95069	14,650
2013	$14.95069	$16.72280	12,738
2014	$16.72280	$17.17400	12,668
2015	$17.17400	$15.66983	12,794
2016	$15.66983	$17.54070	12,620
2017	$17.54070	$18.88581	11,854
2018	$18.88581	$17.73982	9,878
2019	$17.73982	$20.21127	9,847
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.69932	$11.67914	10,993
2011	$11.67914	$11.34600	11,847
2012	$11.34600	$12.72397	11,733
2013	$12.72397	$16.02089	9,108
2014	$16.02089	$16.84733	8,996
2015	$16.84733	$15.72201	8,918
2016	$15.72201	$17.91313	8,783
2017	$17.91313	$19.05371	8,064
2018	$19.05371	$17.00679	5,369
2019	$17.00679	$20.46357	5,375

A-90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.37909	$13.06459	2,925
2011	$13.06459	$12.34329	7,978
2012	$12.34329	$14.34451	8,010
2013	$14.34451	$19.18468	4,646
2014	$19.18468	$18.94049	2,852
2015	$18.94049	$17.21975	2,873
2016	$17.21975	$22.00831	2,740
2017	$22.00831	$23.90746	2,704
2018	$23.90746	$20.44492	1,748
2019	$20.44492	$25.35830	1,743
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.23107	$14.08065	1,561
2011	$14.08065	$12.35288	3,273
2012	$12.35288	$14.33687	2,461
2013	$14.33687	$17.30713	1,575
2014	$17.30713	$15.09850	1,598
2015	$15.09850	$13.85932	1,620
2016	$13.85932	$14.58222	1,636
2017	$14.58222	$16.70545	1,535
2018	$16.70545	$13.86531	1,560
2019	$13.86531	$15.31650	1,595
Invesco V.I. American Franchise Fund - Series I
2010	$4.76055	$5.60082	29,857
2011	$5.60082	$5.15874	22,953
2012	$5.15874	$5.75927	28,989
2013	$5.75927	$7.92301	28,809
2014	$7.92301	$8.43419	25,900
2015	$8.43419	$8.69412	18,844
2016	$8.69412	$8.72875	18,841
2017	$8.72875	$10.91225	18,752
2018	$10.91225	$10.32287	18,542
2019	$10.32287	$13.85843	16,566
Invesco V.I. American Value Fund - Series I
2010	$11.24006	$13.48832	7,483
2011	$13.48832	$13.36364	8,830
2012	$13.36364	$15.38841	7,417
2013	$15.38841	$20.28295	5,789
2014	$20.28295	$21.85265	2,865
2015	$21.85265	$19.49400	2,857
2016	$19.49400	$22.10281	2,863
2017	$22.10281	$23.86071	2,786
2018	$23.86071	$20.45844	2,039
2019	$20.45844	$25.10955	1,978
Invesco V.I. Comstock Fund - Series I
2010	$10.72987	$12.21628	19,902
2011	$12.21628	$11.77198	22,674
2012	$11.77198	$13.77816	22,024
2013	$13.77816	$18.39154	20,480
2014	$18.39154	$19.74904	12,184
2015	$19.74904	$18.22708	12,033
2016	$18.22708	$20.98923	11,978
2017	$20.98923	$24.28411	11,218
2018	$24.28411	$20.93705	8,460
2019	$20.93705	$25.75355	8,411

A-91

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.88198	$10.62790	3,465
2011	$10.62790	$10.42689	4,369
2012	$10.42689	$11.65621	4,362
2013	$11.65621	$14.78950	4,353
2014	$14.78950	$15.70110	4,339
2015	$15.70110	$14.52390	4,202
2016	$14.52390	$15.72187	4,204
2017	$15.72187	$17.46803	1,088
2018	$17.46803	$15.53502	1,091
2019	$15.53502	$19.66744	1,034
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.19964	$9.97796	69,926
2011	$9.97796	$9.81532	58,496
2012	$9.81532	$11.43921	55,385
2013	$11.43921	$14.71484	53,205
2014	$14.71484	$16.29813	49,541
2015	$16.29813	$16.33000	48,086
2016	$16.33000	$18.40626	42,220
2017	$18.40626	$19.61923	38,702
2018	$19.61923	$17.79896	36,910
2019	$17.79896	$21.85697	35,310
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.34707	1,111
2012	$13.34707	$14.74959	450
2013	$14.74959	$18.12566	433
2014	$18.12566	$19.40096	432
2015	$19.40096	$18.60844	1,857
2016	$18.60844	$21.03137	1,844
2017	$21.03137	$22.92461	1,849
2018	$22.92461	$20.36328	1,859
2019	$20.36328	$24.06114	1,858
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.94480	17,073
2012	$9.94480	$11.10426	14,279
2013	$11.10426	$13.35401	13,613
2014	$13.35401	$13.19952	12,334
2015	$13.19952	$12.77328	12,182
2016	$12.77328	$13.39447	11,476
2017	$13.39447	$16.16112	9,174
2018	$16.16112	$13.43341	8,872
2019	$13.43341	$16.50997	8,675
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.45955	2,547
2014	$10.45955	$10.44509	2,085
2015	$10.44509	$9.92897	2,083
2016	$9.92897	$10.84041	1,997
2017	$10.84041	$11.31271	1,740
2018	$11.31271	$10.73196	1,739
2019	$10.73196	$11.95843	1,733

A-92

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.02109	$13.46630	1,578
2011	$13.46630	$12.37675	1,688
2012	$12.37675	$13.48032	458
2013	$13.48032	$17.04644	457
2014	$17.04644	$17.47597	457
2015	$17.47597	$16.46449	456
2016	$16.46449	$18.33498	456
2017	$18.33498	$20.68523	456
2018	$20.68523	$17.99922	455
2019	$17.99922	$22.13562	455
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.54579	$14.42565	830
2011	$14.42565	$12.83608	2,026
2012	$12.83608	$14.06524	829
2013	$14.06524	$18.86158	828
2014	$18.86158	$19.93999	828
2015	$19.93999	$19.77838	827
2016	$19.77838	$19.52793	827
2017	$19.52793	$23.41590	826
2018	$23.41590	$21.63403	826
2019	$21.63403	$28.45918	1,643
Invesco V.I. S&P 500 Index Fund - Series I
2010	$7.58626	$8.55500	59,820
2011	$8.55500	$8.55379	37,600
2012	$8.55379	$9.71183	37,080
2013	$9.71183	$12.57596	36,506
2014	$12.57596	$13.98977	35,405
2015	$13.98977	$13.87462	31,923
2016	$13.87462	$15.18124	31,227
2017	$15.18124	$18.07180	30,309
2018	$18.07180	$16.88711	25,635
2019	$16.88711	$21.70011	22,711
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.62474	$18.99648	2,557
2011	$18.99648	$17.32084	6,870
2012	$17.32084	$18.48019	7,001
2013	$18.48019	$24.94239	4,075
2014	$24.94239	$24.96695	2,166
2015	$24.96695	$23.06384	1,779
2016	$23.06384	$20.65391	1,854
2017	$20.65391	$28.13642	1,685
2018	$28.13642	$30.55871	874
2019	$30.55871	$42.03072	1,020
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$21.16708	$24.73276	2,724
2011	$24.73276	$19.85674	4,180
2012	$19.85674	$23.38101	3,713
2013	$23.38101	$22.71706	4,321
2014	$22.71706	$21.29938	1,473
2015	$21.29938	$18.67316	1,442
2016	$18.67316	$19.56723	1,454
2017	$19.56723	$25.94575	1,329
2018	$25.94575	$21.01910	1,762
2019	$21.01910	$24.67530	1,656

A-93

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.63041	11,459
2015	$16.63041	$14.07954	11,472
2016	$14.07954	$15.93251	8,158
2017	$15.93251	$17.66893	8,118
2018	$17.66893	$15.98129	6,644
2019	$15.98129	$20.12861	4,058
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$9.77162	$10.13785	8,345
2011	$10.13785	$9.58624	5,969
2012	$9.58624	$10.71292	4,928
2013	$10.71292	$12.19363	34,413
2014	$12.19363	$12.22801	32,360
2015	$12.22801	$11.23614	32,178
2016	$11.23614	$11.64590	27,828
2017	$11.64590	$13.27478	23,988
2018	$13.27478	$12.18258	19,525
2019	$12.18258	$14.08450	18,810
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.39942	$8.92457	18,304
2011	$8.92457	$8.51612	18,243
2012	$8.51612	$9.56152	18,170
2013	$9.56152	$13.89869	17,968
2014	$13.89869	$14.51178	18,613
2015	$14.51178	$15.98939	18,554
2016	$15.98939	$15.44029	18,358
2017	$15.44029	$21.69862	18,088
2018	$21.69862	$22.90433	15,134
2019	$22.90433	$29.63599	54,975
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$19.86084	$25.33902	4,471
2011	$25.33902	$26.34814	3,324
2012	$26.34814	$29.95993	2,564
2013	$29.95993	$30.01474	2,644
2014	$30.01474	$38.22251	2,648
2015	$38.22251	$38.33637	2,548
2016	$38.33637	$40.20006	2,433
2017	$40.20006	$40.69247	1,378
2018	$40.69247	$36.86051	851
2019	$36.86051	$43.03776	823
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$15.00597	$16.09753	23,134
2011	$16.09753	$16.59467	16,006
2012	$16.59467	$18.58554	12,688
2013	$18.58554	$18.43217	18,302
2014	$18.43217	$19.50308	9,019
2015	$19.50308	$18.74501	7,277
2016	$18.74501	$19.70562	3,564
2017	$19.70562	$20.63141	3,319
2018	$20.63141	$19.43811	3,264
2019	$19.43811	$22.12776	3,145
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16247	1,689
2018	$11.16247	$10.02662	1,690
2019	$10.02662	$12.83555	1,622

A-94

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05176	505
2017	$10.05176	$12.91767	313
2018	$12.91767	$12.98132	308
2019	$12.98132	$17.42564	250
Putnam VT International Equity Fund - Class IB
2010	$8.90887	$9.62254	10,328
2011	$9.62254	$7.84668	17,950
2012	$7.84668	$9.39064	17,299
2013	$9.39064	$11.80632	18,365
2014	$11.80632	$10.80434	8,829
2015	$10.80434	$10.62114	8,642
2016	$10.62114	$10.17116	9,015
2017	$10.17116	$12.63943	8,456
2018	$12.63943	$10.03503	4,945
2019	$10.03503	$12.32895	4,803
Putnam VT Small Cap Value Fund - Class IB
2010	$10.56203	$13.06275	449
2011	$13.06275	$12.21762	449
2012	$12.21762	$14.09048	446
2013	$14.09048	$19.31101	438
2014	$19.31101	$19.60798	439
2015	$19.60798	$18.43255	439
2016	$18.43255	$23.07080	429
2017	$23.07080	$24.43194	434
2018	$24.43194	$19.20245	440
2019	$19.20245	$23.42007	444
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

A-95

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND
DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.88

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.08329	$10.04509	5,321
2011	$10.04509	$10.44641	4,335
2012	$10.44641	$12.00717	4,334
2013	$12.00717	$15.84407	4,333
2014	$15.84407	$16.97655	4,332
2015	$16.97655	$16.88116	3,745
2016	$16.88116	$18.38338	3,061
2017	$18.38338	$21.37604	2,713
2018	$21.37604	$19.72979	2,181
2019	$19.72979	$23.91016	1,841
AB VPS Large Cap Growth Portfolio - Class B
2010	$6.70086	$7.21546	0
2011	$7.21546	$6.84276	0
2012	$6.84276	$7.78987	0
2013	$7.78987	$10.46291	0
2014	$10.46291	$11.67746	0
2015	$11.67746	$12.69128	0
2016	$12.69128	$12.73610	0
2017	$12.73610	$16.44229	0
2018	$16.44229	$16.49248	0
2019	$16.49248	$21.72558	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.88344	0
2017	$9.88344	$9.75556	0
2018	$9.75556	$9.72124	3,113
2019	$9.72124	$9.72276	2,760
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.07247	$13.33586	3,743
2011	$13.33586	$13.38671	5,539
2012	$13.38671	$14.78413	5,482
2013	$14.78413	$16.51503	5,055
2014	$16.51503	$16.93859	4,582
2015	$16.93859	$15.43495	1,606
2016	$15.43495	$17.25540	1,097
2017	$17.25540	$18.55458	642
2018	$18.55458	$17.40592	201
2019	$17.40592	$19.80509	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.61937	$11.57682	0
2011	$11.57682	$11.23201	0
2012	$11.23201	$12.57973	0
2013	$12.57973	$15.81873	0
2014	$15.81873	$16.61312	0
2015	$16.61312	$15.48328	0
2016	$15.48328	$17.61828	0
2017	$17.61828	$18.71581	0
2018	$18.71581	$16.68333	0
2019	$16.68333	$20.04829	0

A-96

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$10.31617	$12.96853	0
2011	$12.96853	$12.23663	341
2012	$12.23663	$14.20205	336
2013	$14.20205	$18.96949	292
2014	$18.96949	$18.70369	311
2015	$18.70369	$16.98236	0
2016	$16.98236	$21.67680	0
2017	$21.67680	$23.51685	0
2018	$23.51685	$20.08458	0
2019	$20.08458	$24.87899	0
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.13184	$13.95691	0
2011	$13.95691	$12.22842	442
2012	$12.22842	$14.17394	450
2013	$14.17394	$17.08823	428
2014	$17.08823	$14.88815	493
2015	$14.88815	$13.64845	0
2016	$13.64845	$14.34175	0
2017	$14.34175	$16.40868	0
2018	$16.40868	$13.60119	0
2019	$13.60119	$15.00522	0
Invesco V.I. American Franchise Fund - Series I
2010	$5.70729	$6.70597	0
2011	$6.70597	$6.16863	0
2012	$6.16863	$6.87776	0
2013	$6.87776	$9.44941	0
2014	$9.44941	$10.04600	0
2015	$10.04600	$10.34214	0
2016	$10.34214	$10.36989	0
2017	$10.36989	$12.94713	0
2018	$12.94713	$12.23183	0
2019	$12.23183	$16.39988	0
Invesco V.I. American Value Fund - Series I
2010	$11.66022	$13.97436	3,359
2011	$13.97436	$13.82723	3,359
2012	$13.82723	$15.90150	3,359
2013	$15.90150	$20.93204	3,359
2014	$20.93204	$22.52266	3,359
2015	$22.52266	$20.06557	3,359
2016	$20.06557	$22.72139	2,691
2017	$22.72139	$24.49670	2,515
2018	$24.49670	$20.97628	2,122
2019	$20.97628	$25.71169	1,871
Invesco V.I. Comstock Fund - Series I
2010	$10.62341	$12.07935	0
2011	$12.07935	$11.62492	482
2012	$11.62492	$13.58833	461
2013	$13.58833	$18.11462	407
2014	$18.11462	$19.42641	394
2015	$19.42641	$17.90601	0
2016	$17.90601	$20.59278	0
2017	$20.59278	$23.79458	0
2018	$23.79458	$20.48817	0
2019	$20.48817	$25.16867	0

A-97

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.83481	$10.56344	2,558
2011	$10.56344	$10.35021	2,558
2012	$10.35021	$11.55542	2,558
2013	$11.55542	$14.64258	2,558
2014	$14.64258	$15.52492	2,558
2015	$15.52492	$14.34225	2,558
2016	$14.34225	$15.50514	2,083
2017	$15.50514	$17.20490	1,865
2018	$17.20490	$15.28101	1,515
2019	$15.28101	$19.32075	1,290
Invesco V.I. Diversified Dividend Fund - Series I
2010	$9.15751	$9.91936	13,029
2011	$9.91936	$9.74502	13,452
2012	$9.74502	$11.34249	13,275
2013	$11.34249	$14.57149	13,123
2014	$14.57149	$16.11837	12,990
2015	$16.11837	$16.12892	12,427
2016	$16.12892	$18.15607	10,620
2017	$18.15607	$19.32749	9,742
2018	$19.32749	$17.51137	6,795
2019	$17.51137	$21.47587	5,954
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.49302	8,960
2012	$13.49302	$14.89144	8,960
2013	$14.89144	$18.27623	8,960
2014	$18.27623	$19.53671	8,960
2015	$19.53671	$18.71430	8,960
2016	$18.71430	$21.12361	7,324
2017	$21.12361	$22.99534	6,490
2018	$22.99534	$20.39939	5,219
2019	$20.39939	$24.07253	4,405
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.83988	4,242
2012	$9.83988	$10.97278	4,280
2013	$10.97278	$13.17875	4,248
2014	$13.17875	$13.00936	4,279
2015	$13.00936	$12.57291	3,273
2016	$12.57291	$13.16727	2,781
2017	$13.16727	$15.86643	2,530
2018	$15.86643	$13.17122	2,148
2019	$13.17122	$16.16670	1,904
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$11.74268	1,471
2014	$11.74268	$11.71121	1,471
2015	$11.71121	$11.11805	1,471
2016	$11.11805	$12.12292	1,202
2017	$12.12292	$12.63472	1,065
2018	$12.63472	$11.97045	857
2019	$11.97045	$13.32113	723

A-98

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$11.92959	$13.34646	0
2011	$13.34646	$12.25069	221
2012	$12.25069	$13.32564	233
2013	$13.32564	$16.82896	219
2014	$16.82896	$17.23058	222
2015	$17.23058	$16.21221	0
2016	$16.21221	$18.03064	0
2017	$18.03064	$20.31553	0
2018	$20.31553	$17.65441	0
2019	$17.65441	$21.68336	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.45756	$14.29684	0
2011	$14.29684	$12.70496	0
2012	$12.70496	$13.90343	0
2013	$13.90343	$18.62038	0
2014	$18.62038	$19.65942	0
2015	$19.65942	$19.47474	0
2016	$19.47474	$19.20321	0
2017	$19.20321	$22.99671	0
2018	$22.99671	$21.21895	0
2019	$21.21895	$27.87690	0
Invesco V.I. S&P 500 Index Fund - Series I
2010	$8.12363	$9.14910	0
2011	$9.14910	$9.13595	0
2012	$9.13595	$10.35928	0
2013	$10.35928	$13.39692	0
2014	$13.39692	$14.88367	0
2015	$14.88367	$14.74199	0
2016	$14.74199	$16.10939	0
2017	$16.10939	$19.15184	0
2018	$19.15184	$17.87294	0
2019	$17.87294	$22.93708	0
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.47963	$18.78358	0
2011	$18.78358	$17.10450	619
2012	$17.10450	$18.22560	687
2013	$18.22560	$24.56683	611
2014	$24.56683	$24.55907	618
2015	$24.55907	$22.65755	0
2016	$22.65755	$20.26378	0
2017	$20.26378	$27.56923	0
2018	$27.56923	$29.90355	0
2019	$29.90355	$41.07618	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$23.79176	$27.76353	0
2011	$27.76353	$22.26106	718
2012	$22.26106	$26.17793	727
2013	$26.17793	$25.40149	842
2014	$25.40149	$23.78533	922
2015	$23.78533	$20.82545	0
2016	$20.82545	$21.79432	0
2017	$21.79432	$28.86143	0
2018	$28.86143	$23.35055	0
2019	$23.35055	$27.37668	0

A-99

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.52427	918
2015	$16.52427	$13.97149	205
2016	$13.97149	$15.78977	0
2017	$15.78977	$17.48796	0
2018	$17.48796	$15.79692	0
2019	$15.79692	$19.87055	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$10.01430	$10.37613	0
2011	$10.37613	$9.79884	701
2012	$9.79884	$10.93625	711
2013	$10.93625	$12.43167	1,183
2014	$12.43167	$12.45053	1,120
2015	$12.45053	$11.42574	292
2016	$11.42574	$11.82706	228
2017	$11.82706	$13.46382	181
2018	$13.46382	$12.33992	181
2019	$12.33992	$14.24788	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$8.37434	$10.08734	0
2011	$10.08734	$9.61320	0
2012	$9.61320	$10.77920	0
2013	$10.77920	$15.64839	0
2014	$15.64839	$16.31743	0
2015	$16.31743	$17.95553	0
2016	$17.95553	$17.31644	0
2017	$17.31644	$24.30374	0
2018	$24.30374	$25.62067	0
2019	$25.62067	$33.10760	5,241
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$18.31092	$23.33128	0
2011	$23.33128	$24.22900	297
2012	$24.22900	$27.51444	287
2013	$27.51444	$27.52895	331
2014	$27.52895	$35.01146	278
2015	$35.01146	$35.07014	0
2016	$35.07014	$36.72745	0
2017	$36.72745	$37.12917	0
2018	$37.12917	$33.58879	0
2019	$33.58879	$39.16680	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2010	$14.28792	$15.30735	0
2011	$15.30735	$15.75964	0
2012	$15.75964	$17.62735	0
2013	$17.62735	$17.45916	0
2014	$17.45916	$18.44955	0
2015	$18.44955	$17.70940	0
2016	$17.70940	$18.59282	0
2017	$18.59282	$19.44111	0
2018	$19.44111	$18.29272	0
2019	$18.29272	$20.79683	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15322	0
2018	$11.15322	$10.00520	0
2019	$10.00520	$12.79148	0

A-100

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05026	0
2017	$10.05026	$12.89904	0
2018	$12.89904	$12.94566	0
2019	$12.94566	$17.35521	0
Putnam VT International Equity Fund - Class IB
2010	$9.13792	$9.85712	0
2011	$9.85712	$8.02754	502
2012	$8.02754	$9.59458	492
2013	$9.59458	$12.04705	461
2014	$12.04705	$11.01030	502
2015	$11.01030	$10.80955	0
2016	$10.80955	$10.33817	0
2017	$10.33817	$12.83033	0
2018	$12.83033	$10.17326	0
2019	$10.17326	$12.48254	0
Putnam VT Small Cap Value Fund - Class IB
2010	$10.45720	$12.91630	0
2011	$12.91630	$12.06498	0
2012	$12.06498	$13.89631	0
2013	$13.89631	$19.02017	0
2014	$19.02017	$19.28758	0
2015	$19.28758	$18.10778	0
2016	$18.10778	$22.63494	0
2017	$22.63494	$23.93931	0
2018	$23.93931	$18.79065	0
2019	$18.79065	$22.88806	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

A-101

Morgan Stanley Variable Annuity 3
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
Statement of Additional Information
Dated May 1, 2020
Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I P.O. Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617
This Contract is no longer offered for sale effective December 1, 2003.
This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2020 , for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.
Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACT
The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASE OF CONTRACTS
Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.
MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB. The offering of the Contracts is continuous.
For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC of $9,967,201.47, $13,446,600.42 and $13,989,486.81 for the years 2017, 2018 and 2019 respectively.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

2

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)
is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.
GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively

3

referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements of each of the Sub-Accounts of Allstate Financial Advisors Separate Account I Account of Allstate Life Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the financial statements and financial highlights. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements, and the related financial statement schedules, incorporated in this Prospectus by reference from the Allstate Life Insurance Company’s Annual Report on Form 10-K for the year ended December 31, 2019, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to a change in presentation and method of accounting for the recognition and measurement of financial assets and financial liabilities on January 1, 2018, due to adoption of FASB Accounting Standards Update No. 2016-01, Financial Instruments - Overall (Subtopic 825-10)). Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
Financial statements (and the Reports of Independent Registered Public Accounting Firm) are incorporated by reference to Part II, Item 8 in Allstate Life Insurance Company’s Annual Report on Form 10-K, filed on February 28, 2020.

4

•
The statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2019 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

APPENDIX A
This information reflects Sub-Account names as of December 31, 2019. Please refer to the Investment Alternatives: The Variable Sub-Accounts section of the prospectus for information on name changes.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.38883	$10.43500	321,153
2011	$10.43500	$10.90617	255,375
2012	$10.90617	$12.59861	199,053
2013	$12.59861	$16.70778	165,643
2014	$16.70778	$17.99173	114,333
2015	$17.99173	$17.98031	100,311
2016	$17.98031	$19.67820	93,133
2017	$19.67820	$22.99594	76,343
2018	$22.99594	$21.33198	57,780
2019	$21.33198	$25.98138	49,738
AB VPS Large Cap Growth Portfolio - Class B
2010	$5.69865	$6.16701	160,194
2011	$6.16701	$5.87773	131,149
2012	$5.87773	$6.72487	112,982
2013	$6.72487	$9.07771	83,793
2014	$9.07771	$10.18225	68,721
2015	$10.18225	$11.12171	56,841
2016	$11.12171	$11.21677	50,076
2017	$11.21677	$14.55316	41,695
2018	$14.55316	$14.67119	40,766
2019	$14.67119	$19.42325	64,157
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.90246	93,043
2017	$9.90246	$9.79882	62,704
2018	$9.79882	$9.78901	107,597
2019	$9.78901	$9.81526	97,771
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.41981	$13.78827	114,864
2011	$13.78827	$13.91006	101,389
2012	$13.91006	$15.43929	93,247
2013	$15.43929	$17.33331	84,344
2014	$17.33331	$17.86699	55,470
2015	$17.86699	$16.36259	53,779
2016	$16.36259	$18.38386	51,590
2017	$18.38386	$19.86676	50,054
2018	$19.86676	$18.73083	51,033
2019	$18.73083	$21.41943	31,082
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.92656	$11.97136	48,546
2011	$11.97136	$11.67293	38,638
2012	$11.67293	$13.13923	30,633
2013	$13.13923	$16.60504	29,961
2014	$16.60504	$17.52634	26,943
2015	$17.52634	$16.41634	22,871
2016	$16.41634	$18.77335	15,431
2017	$18.77335	$20.04250	15,553
2018	$20.04250	$17.95607	15,149
2019	$17.95607	$21.68586	14,873

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.51188	$14.43273	64,099
2011	$14.43273	$12.70866	47,589
2012	$12.70866	$14.80459	39,171
2013	$14.80459	$17.93795	33,341
2014	$17.93795	$15.70688	24,386
2015	$15.70688	$14.47126	22,998
2016	$14.47126	$15.28236	22,707
2017	$15.28236	$17.57222	23,270
2018	$17.57222	$14.63914	16,048
2019	$14.63914	$16.23127	16,338
Invesco V.I. American Franchise Fund - Series I
2010	$4.92986	$5.82150	135,448
2011	$5.82150	$5.38184	129,651
2012	$5.38184	$6.03067	206,261
2013	$6.03067	$8.32710	152,691
2014	$8.32710	$8.89720	128,824
2015	$8.89720	$9.20542	113,123
2016	$9.20542	$9.27625	108,770
2017	$9.27625	$11.63953	91,604
2018	$11.63953	$11.05194	67,162
2019	$11.05194	$14.89218	58,069
Invesco V.I. American Franchise Fund - Series II
2010	$7.13761	$8.40884	54,938
2011	$8.40884	$7.75608	49,866
2012	$7.75608	$8.66567	40,920
2013	$8.66567	$11.93631	31,320
2014	$11.93631	$12.72166	29,960
2015	$12.72166	$13.13018	25,452
2016	$13.13018	$13.19874	21,398
2017	$13.19874	$16.52042	15,121
2018	$16.52042	$15.64314	8,791
2019	$15.64314	$21.02789	6,221
Invesco V.I. American Value Fund - Series I
2010	$12.08507	$14.55605	185,936
2011	$14.55605	$14.47487	146,434
2012	$14.47487	$16.72994	113,668
2013	$16.72994	$22.13286	86,797
2014	$22.13286	$23.93410	65,867
2015	$23.93410	$21.42999	57,491
2016	$21.42999	$24.38771	48,459
2017	$24.38771	$26.42462	40,287
2018	$26.42462	$22.74129	30,881
2019	$22.74129	$28.01481	27,602
Invesco V.I. Comstock Fund - Series II
2010	$10.83719	$12.35410	235,281
2011	$12.35410	$11.91634	190,707
2012	$11.91634	$13.96281	145,887
2013	$13.96281	$18.66277	121,452
2014	$18.66277	$20.06205	98,809
2015	$20.06205	$18.54277	79,002
2016	$18.54277	$21.37485	65,756
2017	$21.37485	$24.76344	52,645
2018	$24.76344	$21.38029	41,874
2019	$21.38029	$26.32029	34,942

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$10.01739	$10.81346	123,004
2011	$10.81346	$10.64819	99,769
2012	$10.64819	$11.94782	90,457
2013	$11.94782	$15.21567	60,566
2014	$15.21567	$16.21342	45,930
2015	$16.21342	$15.05341	38,394
2016	$15.05341	$16.35529	33,147
2017	$16.35529	$18.23894	27,528
2018	$18.23894	$16.28113	26,368
2019	$16.28113	$20.68842	26,106
Invesco V.I. Diversified Dividend Fund - Series II
2010	$9.52547	$10.34325	318,207
2011	$10.34325	$10.18501	264,495
2012	$10.18501	$11.87839	232,341
2013	$11.87839	$15.30481	157,054
2014	$15.30481	$16.97030	124,390
2015	$16.97030	$17.02464	101,562
2016	$17.02464	$19.21389	86,468
2017	$19.21389	$20.51267	77,525
2018	$20.51267	$18.63054	63,644
2019	$18.63054	$22.90445	57,801
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.54774	40,092
2012	$13.54774	$15.00183	32,862
2013	$15.00183	$18.45997	29,024
2014	$18.45997	$19.78340	23,280
2015	$19.78340	$18.98880	22,247
2016	$18.98880	$21.48642	21,351
2017	$21.48642	$23.45391	19,619
2018	$23.45391	$20.85952	15,661
2019	$20.85952	$24.66566	15,408
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.73271	86,346
2012	$9.73271	$10.87547	69,324
2013	$10.87547	$13.10020	52,734
2014	$13.10020	$12.97022	46,050
2015	$12.97022	$12.56891	40,938
2016	$12.56891	$13.19024	32,839
2017	$13.19024	$15.93420	28,388
2018	$15.93420	$13.25830	21,010
2019	$13.25830	$16.30607	18,995
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.80852	30,253
2014	$8.80852	$8.81672	29,654
2015	$8.81672	$8.39439	25,105
2016	$8.39439	$9.16716	21,851
2017	$9.16716	$9.58564	17,617
2018	$9.58564	$9.10391	12,861
2019	$9.10391	$10.15077	12,213

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.27535	$13.80206	19,275
2011	$13.80206	$12.73229	9,385
2012	$12.73229	$13.91909	7,984
2013	$13.91909	$17.66649	6,222
2014	$17.66649	$18.17879	5,505
2015	$18.17879	$17.19015	6,626
2016	$17.19015	$19.21383	6,539
2017	$19.21383	$21.75682	6,519
2018	$21.75682	$19.00228	6,514
2019	$19.00228	$23.45579	5,401
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.78990	$14.78519	17,105
2011	$14.78519	$13.20472	15,807
2012	$13.20472	$14.52295	14,268
2013	$14.52295	$19.54750	13,736
2014	$19.54750	$20.74177	10,404
2015	$20.74177	$20.64995	6,358
2016	$20.64995	$20.46384	5,005
2017	$20.46384	$24.62879	4,512
2018	$24.62879	$22.83950	4,480
2019	$22.83950	$30.15632	4,328
Invesco V.I. S&P 500 Index Fund - Series II
2010	$7.44826	$8.40935	328,519
2011	$8.40935	$8.41317	281,720
2012	$8.41317	$9.57541	244,346
2013	$9.57541	$12.41201	201,086
2014	$12.41201	$13.81398	168,485
2015	$13.81398	$13.71676	154,246
2016	$13.71676	$15.02932	126,693
2017	$15.02932	$17.91955	113,162
2018	$17.91955	$16.75996	81,617
2019	$16.75996	$21.57007	70,436
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$15.04577	$19.61569	36,849
2011	$19.61569	$17.95164	32,731
2012	$17.95164	$19.22441	27,273
2013	$19.22441	$26.04294	22,674
2014	$26.04294	$26.16524	19,600
2015	$26.16524	$24.26045	17,679
2016	$24.26045	$21.80582	16,845
2017	$21.80582	$29.81530	14,878
2018	$29.81530	$32.50292	11,148
2019	$32.50292	$44.87047	10,480
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$16.65260	$19.52982	52,454
2011	$19.52982	$15.73761	42,531
2012	$15.73761	$18.59964	34,700
2013	$18.59964	$18.13848	32,452
2014	$18.13848	$17.06962	28,650
2015	$17.06962	$15.02047	24,592
2016	$15.02047	$15.79780	23,258
2017	$15.79780	$21.02489	18,099
2018	$21.02489	$17.09619	15,115
2019	$17.09619	$20.14440	14,829

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.06797	65,114
2015	$17.06797	$14.48203	63,604
2016	$14.48203	$16.40567	55,684
2017	$16.40567	$18.19315	49,784
2018	$18.19315	$16.51027	39,280
2019	$16.51027	$20.80110	33,212
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$9.29346	$9.67746	52,212
2011	$9.67746	$9.18477	38,287
2012	$9.18477	$10.30240	30,182
2013	$10.30240	$11.76982	25,629
2014	$11.76982	$11.84677	25,913
2015	$11.84677	$10.92620	24,452
2016	$10.92620	$11.36650	19,437
2017	$11.36650	$13.00417	13,173
2018	$13.00417	$11.97876	12,846
2019	$11.97876	$13.90018	12,730
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.67078	141,647
2014	$13.67078	$13.73880	109,284
2015	$13.73880	$12.65301	93,089
2016	$12.65301	$13.15257	85,147
2017	$13.15257	$15.02895	65,064
2018	$15.02895	$13.82250	59,563
2019	$13.82250	$16.03579	56,430
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.42428	$8.98771	134,613
2011	$8.98771	$8.60810	97,928
2012	$8.60810	$9.70070	79,600
2013	$9.70070	$14.15321	66,826
2014	$14.15321	$14.83230	56,073
2015	$14.83230	$16.40311	49,565
2016	$16.40311	$15.89834	46,552
2017	$15.89834	$22.42480	50,012
2018	$22.42480	$23.75914	39,981
2019	$23.75914	$30.85595	38,345
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.51706	259,488
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$21.96370	$28.12558	29,911
2011	$28.12558	$29.35383	22,817
2012	$29.35383	$33.50162	19,875
2013	$33.50162	$33.68736	20,746
2014	$33.68736	$43.05829	16,654
2015	$43.05829	$43.34663	16,217
2016	$43.34663	$45.62175	14,515
2017	$45.62175	$46.35122	6,882
2018	$46.35122	$42.14301	6,219
2019	$42.14301	$49.38791	6,101

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$15.67794	$16.83966	217,697
2011	$16.83966	$17.37483	170,994
2012	$17.37483	$19.48538	143,643
2013	$19.48538	$19.35496	122,781
2014	$19.35496	$20.48154	111,047
2015	$20.48154	$19.73179	102,359
2016	$19.73179	$20.74249	81,839
2017	$20.74249	$21.75879	69,959
2018	$21.75879	$20.51347	48,600
2019	$20.51347	$23.40072	42,954
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18884	38,365
2018	$11.18884	$10.08778	32,355
2019	$10.08778	$12.96169	27,097
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05602	50,203
2017	$10.05602	$12.97088	48,880
2018	$12.97088	$13.08340	38,769
2019	$13.08340	$17.62777	38,333
Putnam VT International Equity Fund - Class IB
2010	$8.34865	$9.05082	152,932
2011	$9.05082	$7.40783	133,514
2012	$7.40783	$8.89838	103,806
2013	$8.89838	$11.22886	88,237
2014	$11.22886	$10.31400	83,233
2015	$10.31400	$10.17671	63,813
2016	$10.17671	$9.78159	54,833
2017	$9.78159	$12.20023	42,847
2018	$12.20023	$9.72247	34,077
2019	$9.72247	$11.98920	31,931
Putnam VT Small Cap Value Fund - Class IB
2010	$10.86614	$13.48861	57,774
2011	$13.48861	$12.66263	51,849
2012	$12.66263	$14.65794	42,067
2013	$14.65794	$20.16311	30,421
2014	$20.16311	$20.54911	27,199
2015	$20.54911	$19.38890	25,169
2016	$19.38890	$24.35743	22,051
2017	$24.35743	$25.88982	21,566
2018	$25.88982	$20.42423	17,602
2019	$20.42423	$25.00248	15,795
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
Mortality & Expense = 1.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.84235	$9.82566	3,075
2011	$9.82566	$10.26725	0
2012	$10.26725	$11.85815	0
2013	$11.85815	$15.72266	0
2014	$15.72266	$16.92752	0
2015	$16.92752	$16.91341	0
2016	$16.91341	$18.50687	0
2017	$18.50687	$21.62281	0
2018	$21.62281	$20.05417	0
2019	$20.05417	$24.42016	0
AB VPS Large Cap Growth Portfolio - Class B
2010	$8.17580	$8.84599	3,790
2011	$8.84599	$8.42934	0
2012	$8.42934	$9.64231	0
2013	$9.64231	$13.01327	0
2014	$13.01327	$14.59375	0
2015	$14.59375	$15.93704	0
2016	$15.93704	$16.07005	0
2017	$16.07005	$20.84589	0
2018	$20.84589	$21.01072	0
2019	$21.01072	$27.81062	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.90113	0
2017	$9.90113	$9.79554	0
2018	$9.79554	$9.78377	0
2019	$9.78377	$9.80803	0
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.40502	$13.76909	0
2011	$13.76909	$13.88794	0
2012	$13.88794	$15.41165	0
2013	$15.41165	$17.29883	0
2014	$17.29883	$17.82788	0
2015	$17.82788	$16.32351	0
2016	$16.32351	$18.33628	0
2017	$18.33628	$19.81140	0
2018	$19.81140	$18.67488	0
2019	$18.67488	$21.35118	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.91372	$11.95492	0
2011	$11.95492	$11.65456	0
2012	$11.65456	$13.11593	0
2013	$13.11593	$16.57227	0
2014	$16.57227	$17.48826	0
2015	$17.48826	$16.37738	0
2016	$16.37738	$18.72507	0
2017	$18.72507	$19.98695	0
2018	$19.98695	$17.90269	0
2019	$17.90269	$21.61706	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.49577	$14.41265	0
2011	$14.41265	$12.68845	0
2012	$12.68845	$14.77807	0
2013	$14.77807	$17.90222	0
2014	$17.90222	$15.67246	0
2015	$15.67246	$14.43666	0
2016	$14.43666	$15.24278	0
2017	$15.24278	$17.52321	0
2018	$17.52321	$14.59538	0
2019	$14.59538	$16.17950	0
Invesco V.I. American Franchise Fund - Series I
2010	$7.88751	$9.31221	0
2011	$9.31221	$8.60719	0
2012	$8.60719	$9.64293	0
2013	$9.64293	$13.31221	0
2014	$13.31221	$14.22079	0
2015	$14.22079	$14.71045	0
2016	$14.71045	$14.82067	0
2017	$14.82067	$18.59278	0
2018	$18.59278	$17.65062	0
2019	$17.65062	$23.77896	0
Invesco V.I. American Franchise Fund - Series II
2010	$7.71888	$9.09181	0
2011	$9.09181	$8.38435	0
2012	$8.38435	$9.36574	0
2013	$9.36574	$12.89803	0
2014	$12.89803	$13.74392	0
2015	$13.74392	$14.18243	0
2016	$14.18243	$14.25363	0
2017	$14.25363	$17.83724	0
2018	$17.83724	$16.88664	0
2019	$16.88664	$22.69490	0
Invesco V.I. American Value Fund - Series I
2010	$12.19866	$14.68992	1,576
2011	$14.68992	$14.60507	862
2012	$14.60507	$16.87704	0
2013	$16.87704	$22.32301	0
2014	$22.32301	$24.13490	0
2015	$24.13490	$21.60545	0
2016	$21.60545	$24.58248	0
2017	$24.58248	$26.63034	0
2018	$26.63034	$22.91372	0
2019	$22.91372	$28.22159	0
Invesco V.I. Comstock Fund - Series II
2010	$10.82059	$12.33270	0
2011	$12.33270	$11.89334	0
2012	$11.89334	$13.93306	0
2013	$13.93306	$18.61929	0
2014	$18.61929	$20.01131	0
2015	$20.01131	$18.49217	0
2016	$18.49217	$21.31227	0
2017	$21.31227	$24.68601	0
2018	$24.68601	$21.30914	0
2019	$21.30914	$26.22744	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$10.01004	$10.80337	3,425
2011	$10.80337	$10.63612	0
2012	$10.63612	$11.93188	0
2013	$11.93188	$15.19234	0
2014	$15.19234	$16.18531	0
2015	$16.18531	$15.02432	0
2016	$15.02432	$16.32043	0
2017	$16.32043	$18.19643	0
2018	$18.19643	$16.23992	0
2019	$16.23992	$20.63192	0
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.90767	$9.67047	0
2011	$9.67047	$9.52062	0
2012	$9.52062	$11.10132	0
2013	$11.10132	$14.30074	0
2014	$14.30074	$15.85379	0
2015	$15.85379	$15.90138	0
2016	$15.90138	$17.94261	0
2017	$17.94261	$19.15164	0
2018	$19.15164	$17.39090	0
2019	$17.39090	$21.37614	0
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.91907	0
2012	$12.91907	$14.30282	0
2013	$14.30282	$17.59631	0
2014	$17.59631	$18.85404	0
2015	$18.85404	$18.09315	0
2016	$18.09315	$20.46888	0
2017	$20.46888	$22.33874	0
2018	$22.33874	$19.86372	0
2019	$19.86372	$23.48346	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.29218	0
2012	$10.29218	$11.49834	0
2013	$11.49834	$13.84772	0
2014	$13.84772	$13.70758	0
2015	$13.70758	$13.28080	0
2016	$13.28080	$13.93453	0
2017	$13.93453	$16.82998	0
2018	$16.82998	$14.00082	0
2019	$14.00082	$17.21583	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$15.02224	0
2014	$15.02224	$15.03323	0
2015	$15.03323	$14.31026	0
2016	$14.31026	$15.62453	0
2017	$15.62453	$16.33453	0
2018	$16.33453	$15.51052	0
2019	$15.51052	$17.29061	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.26024	$13.78232	0
2011	$13.78232	$12.71154	0
2012	$12.71154	$13.89361	0
2013	$13.89361	$17.63063	0
2014	$17.63063	$18.13827	0
2015	$18.13827	$17.14839	0
2016	$17.14839	$19.16333	0
2017	$19.16333	$21.69530	0
2018	$21.69530	$18.94474	0
2019	$18.94474	$23.38008	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.77520	$14.76380	0
2011	$14.76380	$13.18298	0
2012	$13.18298	$14.49612	0
2013	$14.49612	$19.50749	0
2014	$19.50749	$20.69518	0
2015	$20.69518	$20.59944	0
2016	$20.59944	$20.40973	0
2017	$20.40973	$24.55876	0
2018	$24.55876	$22.76998	0
2019	$22.76998	$30.05850	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$9.11324	$10.28710	0
2011	$10.28710	$10.28974	0
2012	$10.28974	$11.70886	0
2013	$11.70886	$15.17444	0
2014	$15.17444	$16.88507	0
2015	$16.88507	$16.76290	0
2016	$16.76290	$18.36329	0
2017	$18.36329	$21.89030	0
2018	$21.89030	$20.46965	0
2019	$20.46965	$26.33916	0
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$15.02271	$19.58172	1,498
2011	$19.58172	$17.91696	819
2012	$17.91696	$19.18342	0
2013	$19.18342	$25.98222	0
2014	$25.98222	$26.09903	0
2015	$26.09903	$24.19421	0
2016	$24.19421	$21.74195	0
2017	$21.74195	$29.72207	0
2018	$29.72207	$32.39475	0
2019	$32.39475	$44.71219	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$27.63598	$32.40440	0
2011	$32.40440	$26.10705	0
2012	$26.10705	$30.84868	0
2013	$30.84868	$30.07781	0
2014	$30.07781	$28.29973	0
2015	$28.29973	$24.89745	0
2016	$24.89745	$26.18072	0
2017	$26.18072	$34.83631	0
2018	$34.83631	$28.32110	0
2019	$28.32110	$33.36402	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$19.17437	0
2015	$19.17437	$16.26604	0
2016	$16.26604	$18.42297	0
2017	$18.42297	$20.42616	0
2018	$20.42616	$18.53300	0
2019	$18.53300	$23.34485	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.74172	$12.22444	0
2011	$12.22444	$11.59976	0
2012	$11.59976	$13.00864	0
2013	$13.00864	$14.85854	0
2014	$14.85854	$14.95270	0
2015	$14.95270	$13.78802	0
2016	$13.78802	$14.34080	0
2017	$14.34080	$16.40372	0
2018	$16.40372	$15.10719	0
2019	$15.10719	$17.52692	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.86398	0
2014	$14.86398	$14.93495	0
2015	$14.93495	$13.75189	0
2016	$13.75189	$14.29197	0
2017	$14.29197	$16.32765	0
2018	$16.32765	$15.01392	0
2019	$15.01392	$17.41451	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$10.25784	$12.41548	0
2011	$12.41548	$11.88872	0
2012	$11.88872	$13.39502	0
2013	$13.39502	$19.53928	0
2014	$19.53928	$20.47271	0
2015	$20.47271	$22.63634	0
2016	$22.63634	$21.93538	0
2017	$21.93538	$30.93396	0
2018	$30.93396	$32.76803	0
2019	$32.76803	$42.54728	0
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.51563	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$18.09245	$23.16363	0
2011	$23.16363	$24.17036	0
2012	$24.17036	$27.58018	0
2013	$27.58018	$27.72754	0
2014	$27.72754	$35.43352	0
2015	$35.43352	$35.66367	0
2016	$35.66367	$37.52805	0
2017	$37.52805	$38.12051	0
2018	$38.12051	$34.65260	0
2019	$34.65260	$40.60168	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$14.10916	$15.15161	1,186
2011	$15.15161	$15.63001	0
2012	$15.63001	$17.52510	0
2013	$17.52510	$17.40432	0
2014	$17.40432	$18.41369	0
2015	$18.41369	$17.73608	0
2016	$17.73608	$18.64084	0
2017	$18.64084	$19.55027	0
2018	$19.55027	$18.42763	0
2019	$18.42763	$21.01710	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18740	0
2018	$11.18740	$10.08446	0
2019	$10.08446	$12.95483	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05579	0
2017	$10.05579	$12.96801	0
2018	$12.96801	$13.07787	0
2019	$13.07787	$17.61680	0
Putnam VT International Equity Fund - Class IB
2010	$10.86411	$11.77551	3,145
2011	$11.77551	$9.63598	0
2012	$9.63598	$11.57253	0
2013	$11.57253	$14.60045	0
2014	$14.60045	$13.40821	0
2015	$13.40821	$13.22708	0
2016	$13.22708	$12.71098	0
2017	$12.71098	$15.85079	0
2018	$15.85079	$12.62910	0
2019	$12.62910	$15.57039	0
Putnam VT Small Cap Value Fund - Class IB
2010	$10.84947	$13.46522	1,452
2011	$13.46522	$12.63815	794
2012	$12.63815	$14.62668	0
2013	$14.62668	$20.11608	0
2014	$20.11608	$20.49707	0
2015	$20.49707	$19.33591	0
2016	$19.33591	$24.28603	0
2017	$24.28603	$25.80878	0
2018	$25.80878	$20.35619	0
2019	$20.35619	$24.91423	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.49

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.29046	$10.31433	604,055
2011	$10.31433	$10.76822	510,076
2012	$10.76822	$12.42554	472,424
2013	$12.42554	$16.46014	409,776
2014	$16.46014	$17.70558	241,418
2015	$17.70558	$17.67489	214,450
2016	$17.67489	$19.32274	196,004
2017	$19.32274	$22.55581	172,411
2018	$22.55581	$20.90055	145,365
2019	$20.90055	$25.42792	128,628
AB VPS Large Cap Growth Portfolio - Class B
2010	$5.63892	$6.09568	362,655
2011	$6.09568	$5.80335	321,461
2012	$5.80335	$6.63247	304,778
2013	$6.63247	$8.94313	277,956
2014	$8.94313	$10.02026	115,998
2015	$10.02026	$10.93273	89,891
2016	$10.93273	$11.01408	76,527
2017	$11.01408	$14.27453	67,202
2018	$14.27453	$14.37438	55,767
2019	$14.37438	$19.00939	103,008
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89517	171,190
2017	$9.89517	$9.78086	205,883
2018	$9.78086	$9.76027	485,323
2019	$9.76027	$9.77568	467,840
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.34249	$13.68737	168,384
2011	$13.68737	$13.79313	154,586
2012	$13.79313	$15.29262	143,065
2013	$15.29262	$17.14979	136,450
2014	$17.14979	$17.65837	137,511
2015	$17.65837	$16.15374	119,814
2016	$16.15374	$18.12931	113,447
2017	$18.12931	$19.57022	103,184
2018	$19.57022	$18.43084	94,925
2019	$18.43084	$21.05321	81,660
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.85819	$11.88340	141,193
2011	$11.88340	$11.57443	122,536
2012	$11.57443	$13.01402	108,225
2013	$13.01402	$16.42874	86,814
2014	$16.42874	$17.32119	83,344
2015	$17.32119	$16.20632	70,931
2016	$16.20632	$18.51287	60,541
2017	$18.51287	$19.74273	59,594
2018	$19.74273	$17.66793	57,436
2019	$17.66793	$21.31442	55,045

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.42751	$14.32687	129,732
2011	$14.32687	$12.60158	261,769
2012	$12.60158	$14.66367	249,593
2013	$14.66367	$17.74768	228,900
2014	$17.74768	$15.52317	77,141
2015	$15.52317	$14.28627	72,161
2016	$14.28627	$15.07046	68,054
2017	$15.07046	$17.30957	55,071
2018	$17.30957	$14.40438	56,277
2019	$14.40438	$15.95341	47,656
Invesco V.I. American Franchise Fund - Series I
2010	$4.87816	$5.75413	152,483
2011	$5.75413	$5.31371	119,546
2012	$5.31371	$5.94776	567,406
2013	$5.94776	$8.20358	530,040
2014	$8.20358	$8.75560	209,645
2015	$8.75560	$9.04893	187,336
2016	$9.04893	$9.10856	162,193
2017	$9.10856	$11.41659	141,513
2018	$11.41659	$10.82827	127,192
2019	$10.82827	$14.57476	111,468
Invesco V.I. American Franchise Fund - Series II
2010	$7.07019	$8.32024	175,999
2011	$8.32024	$7.66594	125,789
2012	$7.66594	$8.55552	103,199
2013	$8.55552	$11.77165	70,800
2014	$11.77165	$12.53238	53,661
2015	$12.53238	$12.92060	48,841
2016	$12.92060	$12.97384	44,112
2017	$12.97384	$16.22113	40,207
2018	$16.22113	$15.34274	30,802
2019	$15.34274	$20.60142	28,857
Invesco V.I. American Value Fund - Series I
2010	$11.95843	$14.38770	372,209
2011	$14.38770	$14.29176	310,770
2012	$14.29176	$16.50008	272,538
2013	$16.50008	$21.80479	223,362
2014	$21.80479	$23.55342	165,135
2015	$23.55342	$21.06592	140,689
2016	$21.06592	$23.94711	114,727
2017	$23.94711	$25.91877	100,618
2018	$25.91877	$22.28127	80,013
2019	$22.28127	$27.41796	68,311
Invesco V.I. Comstock Fund - Series II
2010	$10.74612	$12.23681	621,179
2011	$12.23681	$11.79026	533,967
2012	$11.79026	$13.79984	468,023
2013	$13.79984	$18.42469	408,338
2014	$18.42469	$19.78433	210,280
2015	$19.78433	$18.26596	169,663
2016	$18.26596	$21.03268	157,338
2017	$21.03268	$24.34032	142,137
2018	$24.34032	$20.99172	128,446
2019	$20.99172	$25.81354	110,193

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.97694	$10.75796	266,984
2011	$10.75796	$10.58191	228,403
2012	$10.58191	$11.86037	209,551
2013	$11.86037	$15.08770	191,495
2014	$15.08770	$16.05937	93,549
2015	$16.05937	$14.89398	82,693
2016	$14.89398	$16.16434	73,284
2017	$16.16434	$18.00624	60,029
2018	$18.00624	$16.05562	53,988
2019	$16.05562	$20.37944	48,892
Invesco V.I. Diversified Dividend Fund - Series II
2010	$9.42569	$10.22366	485,420
2011	$10.22366	$10.05619	397,167
2012	$10.05619	$11.71524	328,990
2013	$11.71524	$15.07801	273,977
2014	$15.07801	$16.70043	244,692
2015	$16.70043	$16.73548	210,711
2016	$16.73548	$18.86684	195,300
2017	$18.86684	$20.12010	170,087
2018	$20.12010	$18.25378	144,383
2019	$18.25378	$22.41659	129,419
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.37641	84,532
2012	$13.37641	$14.79579	73,607
2013	$14.79579	$18.18643	61,173
2014	$18.18643	$19.46882	54,757
2015	$19.46882	$18.66631	49,262
2016	$18.66631	$21.09836	43,643
2017	$21.09836	$23.00508	35,090
2018	$23.00508	$20.43772	29,901
2019	$20.43772	$24.14033	27,088
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.60959	159,596
2012	$9.60959	$10.72608	133,489
2013	$10.72608	$12.90606	117,848
2014	$12.90606	$12.76394	107,729
2015	$12.76394	$12.35542	95,515
2016	$12.35542	$12.95198	86,772
2017	$12.95198	$15.62923	80,820
2018	$15.62923	$12.99015	75,613
2019	$12.99015	$15.95871	60,030
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.67803	132,890
2014	$8.67803	$8.67655	129,443
2015	$8.67655	$8.25185	112,218
2016	$8.25185	$9.00163	110,116
2017	$9.00163	$9.40224	112,347
2018	$9.40224	$8.91985	103,074
2019	$8.91985	$9.93460	98,549

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.19868	$13.70079	21,625
2011	$13.70079	$12.62499	20,689
2012	$12.62499	$13.78656	12,572
2013	$13.78656	$17.47905	13,102
2014	$17.47905	$17.96614	13,272
2015	$17.96614	$16.97039	12,121
2016	$16.97039	$18.94739	10,111
2017	$18.94739	$21.43160	10,062
2018	$21.43160	$18.69752	8,379
2019	$18.69752	$23.05424	7,376
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.71625	$14.67669	20,817
2011	$14.67669	$13.09343	16,956
2012	$13.09343	$14.38468	15,504
2013	$14.38468	$19.34011	12,688
2014	$19.34011	$20.49914	13,202
2015	$20.49914	$20.38594	11,434
2016	$20.38594	$20.18007	14,523
2017	$20.18007	$24.26064	15,225
2018	$24.26064	$22.47321	15,825
2019	$22.47321	$29.64006	13,612
Invesco V.I. S&P 500 Index Fund - Series II
2010	$7.37025	$8.31212	789,865
2011	$8.31212	$8.30678	605,235
2012	$8.30678	$9.44391	578,552
2013	$9.44391	$12.22810	477,147
2014	$12.22810	$13.59435	310,188
2015	$13.59435	$13.48383	274,572
2016	$13.48383	$14.75791	256,648
2017	$14.75791	$17.57667	234,545
2018	$17.57667	$16.42108	199,773
2019	$16.42108	$21.11069	203,934
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.91933	$19.42951	104,050
2011	$19.42951	$17.76172	96,439
2012	$17.76172	$19.00005	82,771
2013	$19.00005	$25.71073	60,376
2014	$25.71073	$25.80307	44,918
2015	$25.80307	$23.89832	40,811
2016	$23.89832	$21.45678	35,911
2017	$21.45678	$29.30595	26,725
2018	$29.30595	$31.91231	24,870
2019	$31.91231	$44.00670	15,595
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$16.47817	$19.30403	139,088
2011	$19.30403	$15.53858	173,229
2012	$15.53858	$18.34418	159,319
2013	$18.34418	$17.86968	121,893
2014	$17.86968	$16.79816	71,137
2015	$16.79816	$14.76532	64,600
2016	$14.76532	$15.51244	60,409
2017	$15.51244	$20.62251	50,618
2018	$20.62251	$16.75042	50,678
2019	$16.75042	$19.71529	37,623

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$16.79661	205,161
2015	$16.79661	$14.23609	192,794
2016	$14.23609	$16.10939	180,519
2017	$16.10939	$17.84500	154,144
2018	$17.84500	$16.17640	139,995
2019	$16.17640	$20.35806	133,549
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$9.19609	$9.56555	112,893
2011	$9.56555	$9.06859	107,354
2012	$9.06859	$10.16087	94,224
2013	$10.16087	$11.59537	82,657
2014	$11.59537	$11.65836	69,995
2015	$11.65836	$10.74060	59,302
2016	$10.74060	$11.16117	49,215
2017	$11.16117	$12.75527	46,302
2018	$12.75527	$11.73647	42,781
2019	$11.73647	$13.60408	38,355
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.46821	311,419
2014	$13.46821	$13.52034	270,112
2015	$13.52034	$12.43812	244,436
2016	$12.43812	$12.91501	175,903
2017	$12.91501	$14.74133	148,598
2018	$14.74133	$13.54298	125,525
2019	$13.54298	$15.69425	111,121
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.34648	$8.88374	192,975
2011	$8.88374	$8.49918	162,482
2012	$8.49918	$9.56739	151,104
2013	$9.56739	$13.94338	119,314
2014	$13.94338	$14.59633	114,339
2015	$14.59633	$16.12441	99,918
2016	$16.12441	$15.61109	93,329
2017	$15.61109	$21.99551	86,594
2018	$21.99551	$23.27853	81,114
2019	$23.27853	$30.19854	61,471
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.50917	613,934
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$21.73361	$27.80040	90,278
2011	$27.80040	$28.98262	66,256
2012	$28.98262	$33.04151	56,228
2013	$33.04151	$33.18816	43,627
2014	$33.18816	$42.37362	39,957
2015	$42.37362	$42.61049	36,550
2016	$42.61049	$44.79782	31,806
2017	$44.79782	$45.46424	27,938
2018	$45.46424	$41.29083	24,579
2019	$41.29083	$48.33604	22,073

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$15.51378	$16.64503	638,828
2011	$16.64503	$17.15519	500,669
2012	$17.15519	$19.21786	459,845
2013	$19.21786	$19.06824	392,236
2014	$19.06824	$20.15596	313,616
2015	$20.15596	$19.39676	291,575
2016	$19.39676	$20.36796	266,249
2017	$20.36796	$21.34248	241,728
2018	$21.34248	$20.09873	226,295
2019	$20.09873	$22.90243	248,540
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18099	107,380
2018	$11.18099	$10.06955	88,062
2019	$10.06955	$12.92405	82,957
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05476	111,637
2017	$10.05476	$12.95503	100,711
2018	$12.95503	$13.05296	90,072
2019	$13.05296	$17.56741	83,883
Putnam VT International Equity Fund - Class IB
2010	$8.26113	$8.94611	285,794
2011	$8.94611	$7.31409	237,250
2012	$7.31409	$8.77609	201,586
2013	$8.77609	$11.06238	163,809
2014	$11.06238	$10.14990	163,789
2015	$10.14990	$10.00377	144,921
2016	$10.00377	$9.60482	122,453
2017	$9.60482	$11.96662	105,856
2018	$11.96662	$9.52575	97,271
2019	$9.52575	$11.73372	101,095
Putnam VT Small Cap Value Fund - Class IB
2010	$10.77483	$13.36057	318,465
2011	$13.36057	$12.52866	223,263
2012	$12.52866	$14.48689	213,263
2013	$14.48689	$19.90592	190,923
2014	$19.90592	$20.26468	71,100
2015	$20.26468	$19.09949	60,570
2016	$19.09949	$23.96758	52,672
2017	$23.96758	$25.44752	50,576
2018	$25.44752	$20.05308	48,247
2019	$20.05308	$24.52117	47,074
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
Mortality & Expense = 1.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.76716	$9.73238	1,250
2011	$9.73238	$10.15964	293
2012	$10.15964	$11.72213	288
2013	$11.72213	$15.52679	0
2014	$15.52679	$16.69993	0
2015	$16.69993	$16.66933	0
2016	$16.66933	$18.22161	0
2017	$18.22161	$21.26832	0
2018	$21.26832	$19.70556	0
2019	$19.70556	$23.97169	0
AB VPS Large Cap Growth Portfolio - Class B
2010	$8.10628	$8.76201	0
2011	$8.76201	$8.34100	0
2012	$8.34100	$9.53171	0
2013	$9.53171	$12.85114	0
2014	$12.85114	$14.39753	0
2015	$14.39753	$15.70705	0
2016	$15.70705	$15.82236	0
2017	$15.82236	$20.50415	0
2018	$20.50415	$20.64551	0
2019	$20.64551	$27.29991	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89451	0
2017	$9.89451	$9.77924	0
2018	$9.77924	$9.75766	0
2019	$9.75766	$9.77208	0
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.33464	$13.67731	0
2011	$13.67731	$13.78161	0
2012	$13.78161	$15.27833	0
2013	$15.27833	$17.13205	0
2014	$17.13205	$17.63835	0
2015	$17.63835	$16.13381	0
2016	$16.13381	$18.10514	0
2017	$18.10514	$19.54217	0
2018	$19.54217	$18.40258	0
2019	$18.40258	$21.01883	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.85174	$11.87515	0
2011	$11.87515	$11.56523	0
2012	$11.56523	$13.00238	0
2013	$13.00238	$16.41240	0
2014	$16.41240	$17.30224	0
2015	$17.30224	$16.18697	0
2016	$16.18697	$18.48892	0
2017	$18.48892	$19.71523	0
2018	$19.71523	$17.64154	0
2019	$17.64154	$21.28045	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.41918	$14.31654	0
2011	$14.31654	$12.59124	0
2012	$12.59124	$14.65016	0
2013	$14.65016	$17.72954	0
2014	$17.72954	$15.50576	0
2015	$15.50576	$14.26882	0
2016	$14.26882	$15.05055	0
2017	$15.05055	$17.28498	0
2018	$17.28498	$14.38246	0
2019	$14.38246	$15.92755	0
Invesco V.I. American Franchise Fund - Series I
2010	$7.82045	$9.22382	0
2011	$9.22382	$8.51699	0
2012	$8.51699	$9.53232	0
2013	$9.53232	$13.14636	0
2014	$13.14636	$14.02959	0
2015	$14.02959	$14.49817	0
2016	$14.49817	$14.59225	0
2017	$14.59225	$18.28800	0
2018	$18.28800	$17.34382	0
2019	$17.34382	$23.34229	0
Invesco V.I. American Franchise Fund - Series II
2010	$7.65321	$9.00545	279
2011	$9.00545	$8.29643	278
2012	$8.29643	$9.25826	276
2013	$9.25826	$12.73728	0
2014	$12.73728	$13.55904	0
2015	$13.55904	$13.97766	0
2016	$13.97766	$14.03385	0
2017	$14.03385	$17.54471	0
2018	$17.54471	$16.59298	0
2019	$16.59298	$22.27796	0
Invesco V.I. American Value Fund - Series I
2010	$12.09493	$14.55048	171
2011	$14.55048	$14.45200	0
2012	$14.45200	$16.68343	0
2013	$16.68343	$22.04487	0
2014	$22.04487	$23.81036	0
2015	$23.81036	$21.29361	0
2016	$21.29361	$24.20352	0
2017	$24.20352	$26.19369	0
2018	$26.19369	$22.51534	0
2019	$22.51534	$27.70323	0
Invesco V.I. Comstock Fund - Series II
2010	$10.73789	$12.22622	0
2011	$12.22622	$11.77889	0
2012	$11.77889	$13.78516	0
2013	$13.78516	$18.40324	0
2014	$18.40324	$19.75932	0
2015	$19.75932	$18.24105	0
2016	$18.24105	$21.00190	0
2017	$21.00190	$24.30228	0
2018	$24.30228	$20.95681	0
2019	$20.95681	$25.76802	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.97328	$10.75293	276
2011	$10.75293	$10.57591	275
2012	$10.57591	$11.85245	274
2013	$11.85245	$15.07613	0
2014	$15.07613	$16.04546	0
2015	$16.04546	$14.87960	0
2016	$14.87960	$16.14711	0
2017	$16.14711	$17.98526	0
2018	$17.98526	$16.03530	0
2019	$16.03530	$20.35160	0
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.83192	$9.57866	9,899
2011	$9.57866	$9.42082	0
2012	$9.42082	$10.97394	0
2013	$10.97394	$14.12251	0
2014	$14.12251	$15.64056	0
2015	$15.64056	$15.67183	0
2016	$15.67183	$17.66596	0
2017	$17.66596	$18.83757	0
2018	$18.83757	$17.08850	0
2019	$17.08850	$20.98347	0
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.78368	0
2012	$12.78368	$14.13875	0
2013	$14.13875	$17.37708	0
2014	$17.37708	$18.60054	0
2015	$18.60054	$17.83204	0
2016	$17.83204	$20.15338	0
2017	$20.15338	$21.97250	0
2018	$21.97250	$19.51841	0
2019	$19.51841	$23.05217	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.18432	0
2012	$10.18432	$11.36644	0
2013	$11.36644	$13.67520	0
2014	$13.67520	$13.52326	0
2015	$13.52326	$13.08912	0
2016	$13.08912	$13.71974	0
2017	$13.71974	$16.55404	0
2018	$16.55404	$13.75742	0
2019	$13.75742	$16.89963	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.83503	0
2014	$14.83503	$14.83103	0
2015	$14.83103	$14.10367	0
2016	$14.10367	$15.38362	0
2017	$15.38362	$16.06665	0
2018	$16.06665	$15.24081	0
2019	$15.24081	$16.97297	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.19066	$13.69041	0
2011	$13.69041	$12.61416	0
2012	$12.61416	$13.77337	0
2013	$13.77337	$17.46058	0
2014	$17.46058	$17.94536	0
2015	$17.94536	$16.94905	0
2016	$16.94905	$18.92168	0
2017	$18.92168	$21.40039	0
2018	$21.40039	$18.66842	0
2019	$18.66842	$23.01605	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.70832	$14.66530	0
2011	$14.66530	$13.08194	0
2012	$13.08194	$14.37061	0
2013	$14.37061	$19.31928	0
2014	$19.31928	$20.47501	0
2015	$20.47501	$20.35991	0
2016	$20.35991	$20.15229	0
2017	$20.15229	$24.22484	0
2018	$24.22484	$22.43779	0
2019	$22.43779	$29.59038	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$9.03573	$10.18943	296
2011	$10.18943	$10.18187	4
2012	$10.18187	$11.57452	0
2013	$11.57452	$14.98536	0
2014	$14.98536	$16.65801	0
2015	$16.65801	$16.52095	0
2016	$16.52095	$18.08021	0
2017	$18.08021	$21.53137	0
2018	$21.53137	$20.11377	0
2019	$20.11377	$25.85538	0
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.90793	$19.41271	0
2011	$19.41271	$17.74460	0
2012	$17.74460	$18.97983	0
2013	$18.97983	$25.68080	0
2014	$25.68080	$25.77045	0
2015	$25.77045	$23.86572	0
2016	$23.86572	$21.42537	0
2017	$21.42537	$29.26013	0
2018	$29.26013	$31.85921	0
2019	$31.85921	$43.92909	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$27.40100	$32.09682	0
2011	$32.09682	$25.83342	0
2012	$25.83342	$30.49476	0
2013	$30.49476	$29.70299	0
2014	$29.70299	$27.91910	0
2015	$27.91910	$24.53800	0
2016	$24.53800	$25.77703	0
2017	$25.77703	$34.26502	0
2018	$34.26502	$27.82862	0
2019	$27.82862	$32.75109	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.91659	0
2015	$18.91659	$16.03130	0
2016	$16.03130	$18.13901	0
2017	$18.13901	$20.09128	0
2018	$20.09128	$18.21082	0
2019	$18.21082	$22.91610	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.64186	$12.10838	0
2011	$12.10838	$11.47815	0
2012	$11.47815	$12.85937	0
2013	$12.85937	$14.67337	0
2014	$14.67337	$14.75159	0
2015	$14.75159	$13.58897	0
2016	$13.58897	$14.11968	0
2017	$14.11968	$16.13471	0
2018	$16.13471	$14.84450	0
2019	$14.84450	$17.20495	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.67878	0
2014	$14.67878	$14.73412	0
2015	$14.73412	$13.55339	0
2016	$13.55339	$14.07164	0
2017	$14.07164	$16.05992	0
2018	$16.05992	$14.75288	0
2019	$14.75288	$17.09464	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$10.17062	$12.29762	0
2011	$12.29762	$11.76411	0
2012	$11.76411	$13.24136	0
2013	$13.24136	$19.29585	0
2014	$19.29585	$20.19744	0
2015	$20.19744	$22.30966	0
2016	$22.30966	$21.59728	0
2017	$21.59728	$30.42683	0
2018	$30.42683	$32.19843	0
2019	$32.19843	$41.76591	0
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.50846	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.93857	$22.94370	220
2011	$22.94370	$23.91700	0
2012	$23.91700	$27.26375	0
2013	$27.26375	$27.38201	0
2014	$27.38201	$34.95702	0
2015	$34.95702	$35.14892	0
2016	$35.14892	$36.94955	0
2017	$36.94955	$37.49547	0
2018	$37.49547	$34.05014	0
2019	$34.05014	$39.85592	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.98924	$15.00782	207
2011	$15.00782	$15.46625	0
2012	$15.46625	$17.32412	0
2013	$17.32412	$17.18752	0
2014	$17.18752	$18.16614	0
2015	$18.16614	$17.48014	0
2016	$17.48014	$18.35355	0
2017	$18.35355	$19.22978	0
2018	$19.22978	$18.10732	0
2019	$18.10732	$20.63115	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18028	0
2018	$11.18028	$10.06790	0
2019	$10.06790	$12.92064	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05464	0
2017	$10.05464	$12.95360	0
2018	$12.95360	$13.05021	0
2019	$13.05021	$17.56196	0
Putnam VT International Equity Fund - Class IB
2010	$10.77173	$11.66371	145
2011	$11.66371	$9.53495	0
2012	$9.53495	$11.43973	0
2013	$11.43973	$14.41849	0
2014	$14.41849	$13.22786	0
2015	$13.22786	$13.03612	0
2016	$13.03612	$12.51499	0
2017	$12.51499	$15.59083	0
2018	$15.59083	$12.40948	0
2019	$12.40948	$15.28432	0
Putnam VT Small Cap Value Fund - Class IB
2010	$10.76656	$13.34899	0
2011	$13.34899	$12.51655	0
2012	$12.51655	$14.47144	0
2013	$14.47144	$19.88271	0
2014	$19.88271	$20.23903	0
2015	$20.23903	$19.07342	0
2016	$19.07342	$23.93249	0
2017	$23.93249	$25.40773	0
2018	$25.40773	$20.01970	0
2019	$20.01970	$24.47792	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE PERFORMANCE
DEATH BENEFIT OPTION
Mortality & Expense = 1.53

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.74471	$9.70455	3,725
2011	$9.70455	$10.12756	3,722
2012	$10.12756	$11.68160	1,958
2013	$11.68160	$15.46846	1,957
2014	$15.46846	$16.63221	453
2015	$16.63221	$16.59675	439
2016	$16.59675	$18.13684	438
2017	$18.13684	$21.16305	425
2018	$21.16305	$19.60211	416
2019	$19.60211	$23.83868	214
AB VPS Large Cap Growth Portfolio - Class B
2010	$8.08550	$8.73693	5,930
2011	$8.73693	$8.31463	5,928
2012	$8.31463	$9.49872	5,926
2013	$9.49872	$12.80282	5,924
2014	$12.80282	$14.33908	5,923
2015	$14.33908	$15.63859	5,922
2016	$15.63859	$15.74868	5,921
2017	$15.74868	$20.40256	5,920
2018	$20.40256	$20.53702	5,920
2019	$20.53702	$27.14831	6,714
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89252	59
2017	$9.89252	$9.77434	59
2018	$9.77434	$9.74983	87
2019	$9.74983	$9.76131	50
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.31576	$13.65228	544
2011	$13.65228	$13.75227	543
2012	$13.75227	$15.24122	408
2013	$15.24122	$17.08531	408
2014	$17.08531	$17.58494	2,054
2015	$17.58494	$16.08013	2,144
2016	$16.08013	$18.03950	2,138
2017	$18.03950	$19.46550	2,162
2018	$19.46550	$18.32485	2,242
2019	$18.32485	$20.92378	408
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.83322	$11.85133	295
2011	$11.85133	$11.53858	295
2012	$11.53858	$12.96852	713
2013	$12.96852	$16.36475	713
2014	$16.36475	$17.24682	1,148
2015	$17.24682	$16.13028	1,154
2016	$16.13028	$18.41865	1,146
2017	$18.41865	$19.63443	1,148
2018	$19.63443	$17.56395	1,163
2019	$17.56395	$21.18049	713

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.39710	$14.28871	1,634
2011	$14.28871	$12.56300	467
2012	$12.56300	$14.61291	407
2013	$14.61291	$17.67918	407
2014	$17.67918	$15.45706	845
2015	$15.45706	$14.21973	839
2016	$14.21973	$14.99427	861
2017	$14.99427	$17.21520	847
2018	$17.21520	$14.32008	899
2019	$14.32008	$15.85371	346
Invesco V.I. American Franchise Fund - Series I
2010	$7.80043	$9.19745	0
2011	$9.19745	$8.49010	0
2012	$8.49010	$9.49936	105
2013	$9.49936	$13.09699	105
2014	$13.09699	$13.97271	81
2015	$13.97271	$14.43505	60
2016	$14.43505	$14.52438	60
2017	$14.52438	$18.19749	59
2018	$18.19749	$17.25277	28
2019	$17.25277	$23.21278	16
Invesco V.I. American Franchise Fund - Series II
2010	$7.63365	$8.97974	1,042
2011	$8.97974	$8.27027	1,042
2012	$8.27027	$9.22628	133
2013	$9.22628	$12.68949	132
2014	$12.68949	$13.50412	103
2015	$13.50412	$13.91686	76
2016	$13.91686	$13.96862	75
2017	$13.96862	$17.45795	75
2018	$17.45795	$16.50593	36
2019	$16.50593	$22.15443	21
Invesco V.I. American Value Fund - Series I
2010	$12.06399	$14.50891	8,368
2011	$14.50891	$14.40640	4,748
2012	$14.40640	$16.62578	4,406
2013	$16.62578	$21.96212	2,649
2014	$21.96212	$23.71388	2,952
2015	$23.71388	$21.20096	2,857
2016	$21.20096	$24.09100	2,872
2017	$24.09100	$26.06411	2,874
2018	$26.06411	$22.39720	2,828
2019	$22.39720	$27.54959	2,488
Invesco V.I. Comstock Fund - Series II
2010	$10.71322	$12.19448	1,785
2011	$12.19448	$11.74479	698
2012	$11.74479	$13.74112	695
2013	$13.74112	$18.33895	692
2014	$18.33895	$19.68440	656
2015	$19.68440	$18.16642	567
2016	$18.16642	$20.90972	565
2017	$20.90972	$24.18837	327
2018	$24.18837	$20.85228	78
2019	$20.85228	$25.63182	59

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.96227	$10.73784	982
2011	$10.73784	$10.55790	980
2012	$10.55790	$11.82872	202
2013	$11.82872	$15.04142	201
2014	$15.04142	$16.00372	200
2015	$16.00372	$14.83644	199
2016	$14.83644	$16.09546	198
2017	$16.09546	$17.92236	197
2018	$17.92236	$15.97440	196
2019	$15.97440	$20.26824	195
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.80931	$9.55127	8,865
2011	$9.55127	$9.39108	7,332
2012	$9.39108	$10.93601	7,331
2013	$10.93601	$14.06948	7,329
2014	$14.06948	$15.57715	7,328
2015	$15.57715	$15.60362	7,327
2016	$15.60362	$17.58381	7,326
2017	$17.58381	$18.74436	7,325
2018	$18.74436	$16.99881	7,325
2019	$16.99881	$20.86707	7,325
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.74333	0
2012	$12.74333	$14.08988	0
2013	$14.08988	$17.31183	0
2014	$17.31183	$18.52514	0
2015	$18.52514	$17.75442	0
2016	$17.75442	$20.05967	0
2017	$20.05967	$21.86379	0
2018	$21.86379	$19.41599	0
2019	$19.41599	$22.92433	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.15216	1,322
2012	$10.15216	$11.32714	1,322
2013	$11.32714	$13.62383	1,322
2014	$13.62383	$13.46842	1,322
2015	$13.46842	$13.03213	1,322
2016	$13.03213	$13.65592	1,322
2017	$13.65592	$16.47211	1,322
2018	$16.47211	$13.68519	1,322
2019	$13.68519	$16.80586	1,322
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.77939	0
2014	$14.77939	$14.77097	0
2015	$14.77097	$14.04234	0
2016	$14.04234	$15.31214	0
2017	$15.31214	$15.98721	0
2018	$15.98721	$15.16090	0
2019	$15.16090	$16.87890	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.16981	$13.66290	0
2011	$13.66290	$12.58505	0
2012	$12.58505	$13.73744	0
2013	$13.73744	$17.40982	0
2014	$17.40982	$17.88781	0
2015	$17.88781	$16.88963	0
2016	$16.88963	$18.84971	0
2017	$18.84971	$21.31261	0
2018	$21.31261	$18.58623	0
2019	$18.58623	$22.90784	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.68836	$14.63591	0
2011	$14.63591	$13.05183	0
2012	$13.05183	$14.33322	0
2013	$14.33322	$19.26324	0
2014	$19.26324	$20.40949	0
2015	$20.40949	$20.28867	0
2016	$20.28867	$20.07576	0
2017	$20.07576	$24.12562	0
2018	$24.12562	$22.33914	0
2019	$22.33914	$29.45145	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$9.01260	$10.16029	7,036
2011	$10.16029	$10.14970	1,907
2012	$10.14970	$11.53448	1,907
2013	$11.53448	$14.92904	0
2014	$14.92904	$16.59042	0
2015	$16.59042	$16.44897	0
2016	$16.44897	$17.99605	0
2017	$17.99605	$21.42476	0
2018	$21.42476	$20.00812	0
2019	$20.00812	$25.71187	0
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.87367	$19.36229	2,040
2011	$19.36229	$17.69321	2,037
2012	$17.69321	$18.91917	1,726
2013	$18.91917	$25.59105	1,726
2014	$25.59105	$25.67268	1,726
2015	$25.67268	$23.76804	1,726
2016	$23.76804	$21.33129	1,726
2017	$21.33129	$29.12294	1,726
2018	$29.12294	$31.70026	1,726
2019	$31.70026	$43.69682	1,726
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$27.33090	$32.00512	1,317
2011	$32.00512	$25.75190	1,321
2012	$25.75190	$30.38939	1,292
2013	$30.38939	$29.59148	1,683
2014	$29.59148	$27.80595	1,683
2015	$27.80595	$24.43120	1,683
2016	$24.43120	$25.65717	1,683
2017	$25.65717	$34.09550	1,683
2018	$34.09550	$27.68258	1,683
2019	$27.68258	$32.56945	1,683

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.83994	0
2015	$18.83994	$15.96155	0
2016	$15.96155	$18.05468	0
2017	$18.05468	$19.99191	0
2018	$19.99191	$18.11528	0
2019	$18.11528	$22.78904	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.61207	$12.07376	621
2011	$12.07376	$11.44192	621
2012	$11.44192	$12.81493	621
2013	$12.81493	$14.61828	621
2014	$14.61828	$14.69180	621
2015	$14.69180	$13.52983	621
2016	$13.52983	$14.05402	621
2017	$14.05402	$16.05488	621
2018	$16.05488	$14.76660	621
2019	$14.76660	$17.10954	621
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.62366	843
2014	$14.62366	$14.67440	0
2015	$14.67440	$13.49440	0
2016	$13.49440	$14.00620	0
2017	$14.00620	$15.98045	0
2018	$15.98045	$14.67545	0
2019	$14.67545	$16.99981	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$10.14457	$12.26244	838
2011	$12.26244	$11.72695	838
2012	$11.72695	$13.19556	0
2013	$13.19556	$19.22333	0
2014	$19.22333	$20.11550	0
2015	$20.11550	$22.21249	0
2016	$22.21249	$21.49677	0
2017	$21.49677	$30.27620	0
2018	$30.27620	$32.02934	0
2019	$32.02934	$41.53412	0
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.50630	18,896
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.89267	$22.87814	217
2011	$22.87814	$23.84152	217
2012	$23.84152	$27.16954	217
2013	$27.16954	$27.27921	217
2014	$27.27921	$34.81534	456
2015	$34.81534	$34.99595	425
2016	$34.99595	$36.77775	421
2017	$36.77775	$37.30998	451
2018	$37.30998	$33.87145	461
2019	$33.87145	$39.63487	217

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.95344	$14.96493	774
2011	$14.96493	$15.41743	774
2012	$15.41743	$17.26423	0
2013	$17.26423	$17.12298	0
2014	$17.12298	$18.09250	0
2015	$18.09250	$17.40407	0
2016	$17.40407	$18.26820	0
2017	$18.26820	$19.13463	0
2018	$19.13463	$18.01230	0
2019	$18.01230	$20.51673	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17814	154
2018	$11.17814	$10.06294	73
2019	$10.06294	$12.91039	42
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05429	0
2017	$10.05429	$12.94929	0
2018	$12.94929	$13.04193	0
2019	$13.04193	$17.54555	0
Putnam VT International Equity Fund - Class IB
2010	$10.74413	$11.63035	601
2011	$11.63035	$9.50483	601
2012	$9.50483	$11.40016	0
2013	$11.40016	$14.36432	0
2014	$14.36432	$13.17420	0
2015	$13.17420	$12.97934	0
2016	$12.97934	$12.45676	0
2017	$12.45676	$15.51366	0
2018	$15.51366	$12.34432	0
2019	$12.34432	$15.19952	0
Putnam VT Small Cap Value Fund - Class IB
2010	$10.74181	$13.31430	2,738
2011	$13.31430	$12.48029	1,670
2012	$12.48029	$14.42517	1,484
2013	$14.42517	$19.81321	858
2014	$19.81321	$20.16223	252
2015	$20.16223	$18.99533	185
2016	$18.99533	$23.82737	183
2017	$23.82737	$25.28856	170
2018	$25.28856	$19.91979	175
2019	$19.91979	$24.34844	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.23726	$10.24911	204,482
2011	$10.24911	$10.69373	167,488
2012	$10.69373	$12.33217	142,066
2013	$12.33217	$16.32668	108,698
2014	$16.32668	$17.55150	90,290
2015	$17.55150	$17.51057	81,762
2016	$17.51057	$19.13165	72,864
2017	$19.13165	$22.31940	61,341
2018	$22.31940	$20.66901	54,449
2019	$20.66901	$25.13115	44,130
AB VPS Large Cap Growth Portfolio - Class B
2010	$5.60663	$6.05714	114,281
2011	$6.05714	$5.76321	104,594
2012	$5.76321	$6.58263	94,428
2013	$6.58263	$8.87063	63,123
2014	$8.87063	$9.93308	49,891
2015	$9.93308	$10.83113	41,855
2016	$10.83113	$10.90521	37,238
2017	$10.90521	$14.12499	20,973
2018	$14.12499	$14.21522	23,702
2019	$14.21522	$18.78764	70,232
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89119	48,621
2017	$9.89119	$9.77108	38,315
2018	$9.77108	$9.74463	103,873
2019	$9.74463	$9.75416	87,059
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.30058	$13.63273	99,628
2011	$13.63273	$13.72984	82,878
2012	$13.72984	$15.21331	71,121
2013	$15.21331	$17.05063	61,259
2014	$17.05063	$17.54574	36,842
2015	$17.54574	$16.04109	28,380
2016	$16.04109	$17.99212	28,473
2017	$17.99212	$19.41051	19,791
2018	$19.41051	$18.26940	16,826
2019	$18.26940	$20.85628	17,761
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.82152	$11.83617	79,500
2011	$11.83617	$11.52153	67,779
2012	$11.52153	$12.94674	53,038
2013	$12.94674	$16.33401	38,436
2014	$16.33401	$17.21100	17,899
2015	$17.21100	$16.09357	14,610
2016	$16.09357	$18.37308	14,449
2017	$18.37308	$19.58195	10,095
2018	$19.58195	$17.51347	8,131
2019	$17.51347	$21.11540	2,414

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.38165	$14.26937	80,136
2011	$14.26937	$12.54349	68,531
2012	$12.54349	$14.58729	57,280
2013	$14.58729	$17.64465	52,803
2014	$17.64465	$15.42379	35,889
2015	$15.42379	$14.18629	31,934
2016	$14.18629	$14.95604	30,350
2017	$14.95604	$17.16789	24,419
2018	$17.16789	$14.27785	22,410
2019	$14.27785	$15.80379	21,760
Invesco V.I. American Franchise Fund - Series I
2010	$4.85020	$5.71772	117,663
2011	$5.71772	$5.27693	104,536
2012	$5.27693	$5.90305	192,256
2013	$5.90305	$8.13703	166,717
2014	$8.13703	$8.67937	142,221
2015	$8.67937	$8.96478	95,462
2016	$8.96478	$9.01846	92,337
2017	$9.01846	$11.29691	75,704
2018	$11.29691	$10.70828	92,696
2019	$10.70828	$14.40461	87,021
Invesco V.I. American Franchise Fund - Series II
2010	$7.03369	$8.27234	177,060
2011	$8.27234	$7.61724	142,346
2012	$7.61724	$8.49606	111,289
2013	$8.49606	$11.68283	85,773
2014	$11.68283	$12.43035	63,419
2015	$12.43035	$12.80772	46,434
2016	$12.80772	$12.85279	44,036
2017	$12.85279	$16.06018	35,405
2018	$16.06018	$15.18134	34,253
2019	$15.18134	$20.37249	33,111
Invesco V.I. American Value Fund - Series I
2010	$11.88998	$14.29677	201,705
2011	$14.29677	$14.19294	145,696
2012	$14.19294	$16.37615	119,104
2013	$16.37615	$21.62807	94,481
2014	$21.62807	$23.34851	66,140
2015	$23.34851	$20.87013	56,001
2016	$20.87013	$23.71035	50,069
2017	$23.71035	$25.64717	42,897
2018	$25.64717	$22.03447	38,896
2019	$22.03447	$27.09800	32,001
Invesco V.I. Comstock Fund - Series II
2010	$10.69679	$12.17336	367,344
2011	$12.17336	$11.72211	278,456
2012	$11.72211	$13.71183	235,063
2013	$13.71183	$18.29623	191,354
2014	$18.29623	$19.63462	157,147
2015	$19.63462	$18.11687	139,550
2016	$18.11687	$20.84853	121,844
2017	$20.84853	$24.11280	84,227
2018	$24.11280	$20.78294	68,366
2019	$20.78294	$25.54149	70,959

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.95495	$10.72782	76,285
2011	$10.72782	$10.54594	58,718
2012	$10.54594	$11.81295	51,782
2013	$11.81295	$15.01838	40,047
2014	$15.01838	$15.97601	32,515
2015	$15.97601	$14.80778	28,806
2016	$14.80778	$16.06117	27,575
2017	$16.06117	$17.88062	25,586
2018	$17.88062	$15.93399	25,182
2019	$15.93399	$20.21292	18,247
Invesco V.I. Diversified Dividend Fund - Series II
2010	$9.37172	$10.15902	160,374
2011	$10.15902	$9.98664	124,511
2012	$9.98664	$11.62721	99,236
2013	$11.62721	$14.95575	85,384
2014	$14.95575	$16.55509	71,861
2015	$16.55509	$16.57989	56,034
2016	$16.57989	$18.68027	46,071
2017	$18.68027	$19.90921	34,806
2018	$19.90921	$18.05156	30,633
2019	$18.05156	$22.15495	27,662
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.28390	45,944
2012	$13.28390	$14.68463	38,000
2013	$14.68463	$18.03898	29,072
2014	$18.03898	$19.29940	17,617
2015	$19.29940	$18.49278	14,111
2016	$18.49278	$20.88972	11,894
2017	$20.88972	$22.76397	7,816
2018	$22.76397	$20.21131	5,756
2019	$20.21131	$23.85860	4,549
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.54313	96,616
2012	$9.54313	$10.64550	75,170
2013	$10.64550	$12.80142	67,798
2014	$12.80142	$12.65286	47,064
2015	$12.65286	$12.24055	31,087
2016	$12.24055	$12.82389	28,865
2017	$12.82389	$15.46542	23,003
2018	$15.46542	$12.84624	15,660
2019	$12.84624	$15.77246	14,233
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.60774	16,712
2014	$8.60774	$8.60112	14,485
2015	$8.60112	$8.17520	12,774
2016	$8.17520	$8.91269	12,402
2017	$8.91269	$9.30376	11,831
2018	$9.30376	$8.82111	8,774
2019	$8.82111	$9.81874	7,208

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.15707	$13.64588	14,177
2011	$13.64588	$12.56686	9,131
2012	$12.56686	$13.71484	6,997
2013	$13.71484	$17.37771	8,405
2014	$17.37771	$17.85126	5,606
2015	$17.85126	$16.85175	5,289
2016	$16.85175	$18.80368	5,240
2017	$18.80368	$21.25634	3,838
2018	$21.25634	$18.53342	3,611
2019	$18.53342	$22.83820	606
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.67681	$14.61853	15,429
2011	$14.61853	$13.03373	12,360
2012	$13.03373	$14.31048	6,877
2013	$14.31048	$19.22883	3,291
2014	$19.22883	$20.36897	2,699
2015	$20.36897	$20.24434	2,626
2016	$20.24434	$20.02790	2,634
2017	$20.02790	$24.06332	2,199
2018	$24.06332	$22.27697	2,925
2019	$22.27697	$29.36361	2,431
Invesco V.I. S&P 500 Index Fund - Series II
2010	$7.32804	$8.25956	311,330
2011	$8.25956	$8.24932	224,517
2012	$8.24932	$9.37295	190,029
2013	$9.37295	$12.12894	156,293
2014	$12.12894	$13.47601	118,306
2015	$13.47601	$13.35844	104,868
2016	$13.35844	$14.61194	82,238
2017	$14.61194	$17.39241	66,693
2018	$17.39241	$16.23913	57,375
2019	$16.23913	$20.86427	53,558
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.85084	$19.32873	84,236
2011	$19.32873	$17.65902	59,309
2012	$17.65902	$18.87884	45,692
2013	$18.87884	$25.53141	38,052
2014	$25.53141	$25.60773	27,100
2015	$25.60773	$23.70317	22,540
2016	$23.70317	$21.26884	21,177
2017	$21.26884	$29.03190	18,942
2018	$29.03190	$31.59481	18,144
2019	$31.59481	$43.54275	13,415
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$16.38374	$19.18191	118,905
2011	$19.18191	$15.43102	77,373
2012	$15.43102	$18.20626	59,419
2013	$18.20626	$17.72470	54,815
2014	$17.72470	$16.65187	42,197
2015	$16.65187	$14.62795	36,836
2016	$14.62795	$15.35892	33,914
2017	$15.35892	$20.40622	30,488
2018	$20.40622	$16.56474	26,507
2019	$16.56474	$19.48504	18,076

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$16.65052	23,312
2015	$16.65052	$14.10381	21,979
2016	$14.10381	$15.95015	19,310
2017	$15.95015	$17.65806	18,034
2018	$17.65806	$15.99729	16,688
2019	$15.99729	$20.12057	11,551
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$9.14340	$9.50505	63,506
2011	$9.50505	$9.00584	56,184
2012	$9.00584	$10.08449	47,794
2013	$10.08449	$11.50131	33,852
2014	$11.50131	$11.55683	33,400
2015	$11.55683	$10.64068	25,365
2016	$10.64068	$11.05074	24,972
2017	$11.05074	$12.62151	21,315
2018	$12.62151	$11.60640	15,703
2019	$11.60640	$13.44522	4,806
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.35901	92,017
2014	$13.35901	$13.40268	71,949
2015	$13.40268	$12.32248	57,393
2016	$12.32248	$12.78729	50,221
2017	$12.78729	$14.58683	39,551
2018	$14.58683	$13.39294	27,241
2019	$13.39294	$15.51107	22,798
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.30438	$8.82755	96,175
2011	$8.82755	$8.44038	71,382
2012	$8.44038	$9.49550	34,453
2013	$9.49550	$13.83031	29,145
2014	$13.83031	$14.46930	21,777
2015	$14.46930	$15.97450	18,875
2016	$15.97450	$15.45670	16,780
2017	$15.45670	$21.76498	14,853
2018	$21.76498	$23.02065	11,949
2019	$23.02065	$29.84611	11,201
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.50487	187,496
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$21.60911	$27.62461	51,808
2011	$27.62461	$28.78213	40,568
2012	$28.78213	$32.79323	32,699
2013	$32.79323	$32.91903	28,221
2014	$32.91903	$42.00483	24,075
2015	$42.00483	$42.21432	21,248
2016	$42.21432	$44.35481	19,497
2017	$44.35481	$44.98772	18,762
2018	$44.98772	$40.83339	16,788
2019	$40.83339	$47.77188	14,560

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$15.42500	$16.53985	146,958
2011	$16.53985	$17.03659	110,890
2012	$17.03659	$19.07353	89,254
2013	$19.07353	$18.91369	69,253
2014	$18.91369	$19.98060	49,890
2015	$19.98060	$19.21647	44,330
2016	$19.21647	$20.16657	44,190
2017	$20.16657	$21.11884	33,292
2018	$21.11884	$19.87612	31,425
2019	$19.87612	$22.63517	28,008
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17671	10,701
2018	$11.17671	$10.05963	10,270
2019	$10.05963	$12.90358	16,265
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05406	18,536
2017	$10.05406	$12.94641	11,701
2018	$12.94641	$13.03640	10,614
2019	$13.03640	$17.53463	22,418
Putnam VT International Equity Fund - Class IB
2010	$8.21381	$8.88955	255,520
2011	$8.88955	$7.26347	222,210
2012	$7.26347	$8.71012	179,904
2013	$8.71012	$10.97265	134,014
2014	$10.97265	$10.06153	104,235
2015	$10.06153	$9.91074	95,722
2016	$9.91074	$9.50982	92,467
2017	$9.50982	$11.84117	74,736
2018	$11.84117	$9.42020	73,950
2019	$9.42020	$11.59674	67,862
Putnam VT Small Cap Value Fund - Class IB
2010	$10.72535	$13.29125	94,089
2011	$13.29125	$12.45620	75,294
2012	$12.45620	$14.39445	63,633
2013	$14.39445	$19.76705	50,650
2014	$19.76705	$20.11124	42,183
2015	$20.11124	$18.94351	34,224
2016	$18.94351	$23.75762	32,111
2017	$23.75762	$25.20951	26,395
2018	$25.20951	$19.85352	27,569
2019	$19.85352	$24.26260	23,460
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.69258	$9.63996	1,086
2011	$9.63996	$10.05313	1,086
2012	$10.05313	$11.58761	1,086
2013	$11.58761	$15.33327	357
2014	$15.33327	$16.47531	286
2015	$16.47531	$16.42868	0
2016	$16.42868	$17.94065	0
2017	$17.94065	$20.91953	0
2018	$20.91953	$19.36291	0
2019	$19.36291	$23.53132	0
AB VPS Large Cap Growth Portfolio - Class B
2010	$8.03731	$8.67878	0
2011	$8.67878	$8.25353	0
2012	$8.25353	$9.42230	0
2013	$9.42230	$12.69096	0
2014	$12.69096	$14.20387	0
2015	$14.20387	$15.48030	0
2016	$15.48030	$15.57840	0
2017	$15.57840	$20.16788	0
2018	$20.16788	$20.28650	0
2019	$20.28650	$26.79837	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88788	0
2017	$9.88788	$9.76295	0
2018	$9.76295	$9.73162	0
2019	$9.73162	$9.73626	0
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.26586	$13.58745	0
2011	$13.58745	$13.67741	0
2012	$13.67741	$15.14763	0
2013	$15.14763	$16.96852	0
2014	$16.96852	$17.45252	0
2015	$17.45252	$15.94787	0
2016	$15.94787	$17.87865	0
2017	$17.87865	$19.27848	0
2018	$19.27848	$18.13602	0
2019	$18.13602	$20.69368	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.79013	$11.79594	0
2011	$11.79594	$11.47664	0
2012	$11.47664	$12.88984	0
2013	$12.88984	$16.25411	0
2014	$16.25411	$17.11824	0
2015	$17.11824	$15.99882	0
2016	$15.99882	$18.25580	0
2017	$18.25580	$19.44724	0
2018	$19.44724	$17.38426	0
2019	$17.38426	$20.94915	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.34432	$14.22246	0
2011	$14.22246	$12.49601	0
2012	$12.49601	$14.52481	0
2013	$14.52481	$17.56031	0
2014	$17.56031	$15.34239	0
2015	$15.34239	$14.10436	0
2016	$14.10436	$14.86225	0
2017	$14.86225	$17.05173	0
2018	$17.05173	$14.17411	0
2019	$14.17411	$15.68113	0
Invesco V.I. American Franchise Fund - Series I
2010	$7.75391	$9.13623	0
2011	$9.13623	$8.42769	0
2012	$8.42769	$9.42292	0
2013	$9.42292	$12.98252	0
2014	$12.98252	$13.84089	0
2015	$13.84089	$14.28887	0
2016	$14.28887	$14.36726	0
2017	$14.36726	$17.98809	0
2018	$17.98809	$17.04223	0
2019	$17.04223	$22.91349	0
Invesco V.I. American Franchise Fund - Series II
2010	$7.58815	$8.91999	0
2011	$8.91999	$8.20950	0
2012	$8.20950	$9.15207	0
2013	$9.15207	$12.57860	0
2014	$12.57860	$13.37675	0
2015	$13.37675	$13.77596	0
2016	$13.77596	$13.81755	0
2017	$13.81755	$17.25710	0
2018	$17.25710	$16.30455	0
2019	$16.30455	$21.86883	0
Invesco V.I. American Value Fund - Series I
2010	$11.99210	$14.41237	1,081
2011	$14.41237	$14.30055	1,081
2012	$14.30055	$16.49204	1,081
2013	$16.49204	$21.77023	357
2014	$21.77023	$23.49024	286
2015	$23.49024	$20.98631	0
2016	$20.98631	$23.83046	0
2017	$23.83046	$25.76425	0
2018	$25.76425	$22.12394	0
2019	$22.12394	$27.19443	0
Invesco V.I. Comstock Fund - Series II
2010	$10.65584	$12.12068	0
2011	$12.12068	$11.66556	0
2012	$11.66556	$13.63885	0
2013	$13.63885	$18.18976	0
2014	$18.18976	$19.51060	0
2015	$19.51060	$17.99343	0
2016	$17.99343	$20.69615	0
2017	$20.69615	$23.92463	0
2018	$23.92463	$20.61038	0
2019	$20.61038	$25.31677	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.93665	$10.70275	331
2011	$10.70275	$10.51604	330
2012	$10.51604	$11.77355	330
2013	$11.77355	$14.96080	330
2014	$14.96080	$15.90681	265
2015	$15.90681	$14.73628	0
2016	$14.73628	$15.97565	0
2017	$15.97565	$17.77656	0
2018	$17.77656	$15.83329	0
2019	$15.83329	$20.07514	0
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.75681	$9.48771	8,825
2011	$9.48771	$9.32206	8,825
2012	$9.32206	$10.84802	8,825
2013	$10.84802	$13.94653	8,385
2014	$13.94653	$15.43023	7,966
2015	$15.43023	$15.44564	6,990
2016	$15.44564	$17.39366	5,988
2017	$17.39366	$18.52872	5,525
2018	$18.52872	$16.79142	4,651
2019	$16.79142	$20.59807	4,651
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.64971	5,832
2012	$12.64971	$13.97656	5,832
2013	$13.97656	$17.16060	5,975
2014	$17.16060	$18.35046	5,508
2015	$18.35046	$17.57469	4,175
2016	$17.57469	$19.84275	3,400
2017	$19.84275	$21.61229	3,042
2018	$21.61229	$19.17913	2,366
2019	$19.17913	$22.62883	2,366
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.07758	0
2012	$10.07758	$11.23605	0
2013	$11.23605	$13.50482	0
2014	$13.50482	$13.34142	0
2015	$13.34142	$12.90021	0
2016	$12.90021	$13.50826	0
2017	$13.50826	$16.28264	0
2018	$16.28264	$13.51826	0
2019	$13.51826	$16.58926	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.65030	0
2014	$14.65030	$14.63171	0
2015	$14.63171	$13.90021	0
2016	$13.90021	$15.14658	0
2017	$15.14658	$15.80332	0
2018	$15.80332	$14.97596	0
2019	$14.97596	$16.66135	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.12143	$13.59908	0
2011	$13.59908	$12.51753	0
2012	$12.51753	$13.65416	0
2013	$13.65416	$17.29218	0
2014	$17.29218	$17.75451	0
2015	$17.75451	$16.75203	0
2016	$16.75203	$18.68310	0
2017	$18.68310	$21.10951	0
2018	$21.10951	$18.39615	0
2019	$18.39615	$22.65771	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.64182	$14.56745	0
2011	$14.56745	$12.98171	0
2012	$12.98171	$14.24621	0
2013	$14.24621	$19.13292	0
2014	$19.13292	$20.25723	0
2015	$20.25723	$20.12323	0
2016	$20.12323	$19.89817	0
2017	$19.89817	$23.89552	0
2018	$23.89552	$22.11050	0
2019	$22.11050	$29.12963	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.95889	$10.09268	0
2011	$10.09268	$10.07514	0
2012	$10.07514	$11.44172	0
2013	$11.44172	$14.79861	0
2014	$14.79861	$16.43398	0
2015	$16.43398	$16.28247	0
2016	$16.28247	$17.80147	0
2017	$17.80147	$21.17833	0
2018	$21.17833	$19.76407	0
2019	$19.76407	$25.38047	0
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.79398	$19.24511	0
2011	$19.24511	$17.57384	0
2012	$17.57384	$18.77837	0
2013	$18.77837	$25.38284	0
2014	$25.38284	$25.44599	0
2015	$25.44599	$23.54168	0
2016	$23.54168	$21.11338	0
2017	$21.11338	$28.80536	0
2018	$28.80536	$31.33250	0
2019	$31.33250	$43.15968	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$27.16813	$31.79231	0
2011	$31.79231	$25.56279	0
2012	$25.56279	$30.14507	0
2013	$30.14507	$29.33304	0
2014	$29.33304	$27.54381	0
2015	$27.54381	$24.18394	0
2016	$24.18394	$25.37979	0
2017	$25.37979	$33.70339	0
2018	$33.70339	$27.34495	0
2019	$27.34495	$32.14970	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.66231	0
2015	$18.66231	$15.79998	0
2016	$15.79998	$17.85948	0
2017	$17.85948	$19.76196	0
2018	$19.76196	$17.89431	0
2019	$17.89431	$22.49531	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.54291	$11.99347	0
2011	$11.99347	$11.35790	0
2012	$11.35790	$12.71190	0
2013	$12.71190	$14.49062	0
2014	$14.49062	$14.55330	0
2015	$14.55330	$13.39291	0
2016	$13.39291	$13.90210	0
2017	$13.90210	$15.87026	0
2018	$15.87026	$14.58653	0
2019	$14.58653	$16.88906	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.49591	0
2014	$14.49591	$14.53602	0
2015	$14.53602	$13.35780	0
2016	$13.35780	$13.85474	0
2017	$13.85474	$15.79663	0
2018	$15.79663	$14.49643	0
2019	$14.49643	$16.78069	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$10.08415	$12.18090	0
2011	$12.18090	$11.64084	0
2012	$11.64084	$13.08947	0
2013	$13.08947	$19.05546	0
2014	$19.05546	$19.92589	0
2015	$19.92589	$21.98772	0
2016	$21.98772	$21.26441	0
2017	$21.26441	$29.92806	0
2018	$29.92806	$31.63876	0
2019	$31.63876	$40.99892	0
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.50128	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.78597	$22.72584	0
2011	$22.72584	$23.66628	0
2012	$23.66628	$26.95093	0
2013	$26.95093	$27.04078	0
2014	$27.04078	$34.48695	0
2015	$34.48695	$34.64162	0
2016	$34.64162	$36.38001	0
2017	$36.38001	$36.88074	0
2018	$36.88074	$33.45821	0
2019	$33.45821	$39.12391	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.87032	$14.86537	6,371
2011	$14.86537	$15.30419	6,371
2012	$15.30419	$17.12543	6,371
2013	$17.12543	$16.97342	0
2014	$16.97342	$17.92193	0
2015	$17.92193	$17.22792	0
2016	$17.22792	$18.07069	0
2017	$18.07069	$18.91455	0
2018	$18.91455	$17.79258	0
2019	$17.79258	$20.25229	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17315	9,258
2018	$11.17315	$10.05137	7,853
2019	$10.05137	$12.88655	7,853
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05349	0
2017	$10.05349	$12.93922	0
2018	$12.93922	$13.02261	0
2019	$13.02261	$17.50732	0
Putnam VT International Equity Fund - Class IB
2010	$10.68013	$11.55299	0
2011	$11.55299	$9.43500	0
2012	$9.43500	$11.30847	0
2013	$11.30847	$14.23883	0
2014	$14.23883	$13.04998	0
2015	$13.04998	$12.84795	0
2016	$12.84795	$12.32205	0
2017	$12.32205	$15.33519	0
2018	$15.33519	$12.19372	0
2019	$12.19372	$15.00358	0
Putnam VT Small Cap Value Fund - Class IB
2010	$10.68429	$13.23375	0
2011	$13.23375	$12.39613	0
2012	$12.39613	$14.31785	0
2013	$14.31785	$19.65204	0
2014	$19.65204	$19.98422	0
2015	$19.98422	$18.81444	0
2016	$18.81444	$23.58400	0
2017	$23.58400	$25.01279	0
2018	$25.01279	$19.68869	0
2019	$19.68869	$24.04913	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE PERFORMANCE DEATH
BENEFIT OPTION
Mortality & Expense = 1.63

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.67035	$9.61242	7,608
2011	$9.61242	$10.02142	6,085
2012	$10.02142	$11.54758	5,593
2013	$11.54758	$15.27573	5,592
2014	$15.27573	$16.40856	5,592
2015	$16.40856	$16.35721	4,904
2016	$16.35721	$17.85726	4,904
2017	$17.85726	$20.81607	4,904
2018	$20.81607	$19.26133	2,477
2019	$19.26133	$23.40086	2,477
AB VPS Large Cap Growth Portfolio - Class B
2010	$8.01674	$8.65398	5,384
2011	$8.65398	$8.22747	3,337
2012	$8.22747	$9.38973	3,136
2013	$9.38973	$12.64329	3,043
2014	$12.64329	$14.14627	2,901
2015	$14.14627	$15.41290	2,813
2016	$15.41290	$15.50592	2,813
2017	$15.50592	$20.06806	2,744
2018	$20.06806	$20.18001	2,658
2019	$20.18001	$26.64971	3,390
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88590	9,107
2017	$9.88590	$9.75808	9,516
2018	$9.75808	$9.72382	14,364
2019	$9.72382	$9.72556	12,393
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.24371	$13.55886	1,476
2011	$13.55886	$13.64454	1,475
2012	$13.64454	$15.10668	1,474
2013	$15.10668	$16.91757	1,464
2014	$16.91757	$17.39490	1,219
2015	$17.39490	$15.89045	638
2016	$15.89045	$17.80895	638
2017	$17.80895	$19.19759	638
2018	$19.19759	$18.05447	637
2019	$18.05447	$20.59445	637
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.77169	$11.77225	732
2011	$11.77225	$11.45016	618
2012	$11.45016	$12.85624	678
2013	$12.85624	$16.20686	583
2014	$16.20686	$17.06335	331
2015	$17.06335	$15.94274	265
2016	$15.94274	$18.18638	265
2017	$18.18638	$19.36750	264
2018	$19.36750	$17.30774	264
2019	$17.30774	$20.85069	264

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.32221	$14.19465	1,111
2011	$14.19465	$12.46784	1,156
2012	$12.46784	$14.48769	1,140
2013	$14.48769	$17.51018	1,071
2014	$17.51018	$15.29400	1,147
2015	$15.29400	$14.05565	1,162
2016	$14.05565	$14.80650	1,172
2017	$14.80650	$16.98269	1,151
2018	$16.98269	$14.11245	1,199
2019	$14.11245	$15.60824	1,217
Invesco V.I. American Franchise Fund - Series I
2010	$7.73407	$9.11012	0
2011	$9.11012	$8.40109	0
2012	$8.40109	$9.39035	3,452
2013	$9.39035	$12.93376	3,470
2014	$12.93376	$13.78478	3,423
2015	$13.78478	$14.22667	3,288
2016	$14.22667	$14.30043	3,194
2017	$14.30043	$17.89907	3,077
2018	$17.89907	$16.95279	590
2019	$16.95279	$22.78640	574
Invesco V.I. American Franchise Fund - Series II
2010	$7.56871	$8.89448	6,721
2011	$8.89448	$8.18357	6,719
2012	$8.18357	$9.12042	6,717
2013	$9.12042	$12.53135	6,716
2014	$12.53135	$13.32251	6,704
2015	$13.32251	$13.71599	6,524
2016	$13.71599	$13.75328	6,363
2017	$13.75328	$17.17169	6,212
2018	$17.17169	$16.21897	2,225
2019	$16.21897	$21.74752	2,224
Invesco V.I. American Value Fund - Series I
2010	$11.96140	$14.37117	9,030
2011	$14.37117	$14.25539	7,675
2012	$14.25539	$16.43502	5,658
2013	$16.43502	$21.68846	5,642
2014	$21.68846	$23.39498	5,461
2015	$23.39498	$20.89494	5,333
2016	$20.89494	$23.71960	5,251
2017	$23.71960	$25.63673	5,135
2018	$25.63673	$22.00778	2,518
2019	$22.00778	$27.04354	2,524
Invesco V.I. Comstock Fund - Series II
2010	$10.63136	$12.08922	10,366
2011	$12.08922	$11.63178	10,344
2012	$11.63178	$13.59528	10,130
2013	$13.59528	$18.12620	9,908
2014	$18.12620	$19.43659	9,501
2015	$19.43659	$17.91980	9,440
2016	$17.91980	$20.60530	9,293
2017	$20.60530	$23.81249	9,069
2018	$23.81249	$20.50759	3,677
2019	$20.50759	$25.18295	2,974

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.92569	$10.68774	6,525
2011	$10.68774	$10.49816	6,138
2012	$10.49816	$11.75001	3,523
2013	$11.75001	$14.92642	3,366
2014	$14.92642	$15.86549	3,275
2015	$15.86549	$14.69359	3,203
2016	$14.69359	$15.92459	3,203
2017	$15.92459	$17.71444	3,202
2018	$17.71444	$15.77319	3,202
2019	$15.77319	$19.99295	2,970
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.73442	$9.46062	2,795
2011	$9.46062	$9.29267	1,424
2012	$9.29267	$10.81057	1,423
2013	$10.81057	$13.89421	1,422
2014	$13.89421	$15.36774	1,421
2015	$15.36774	$15.37845	1,421
2016	$15.37845	$17.31281	1,420
2017	$17.31281	$18.43708	1,419
2018	$18.43708	$16.70333	1,419
2019	$16.70333	$20.48387	1,164
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.60981	1,958
2012	$12.60981	$13.92829	1,951
2013	$13.92829	$17.09620	1,937
2014	$17.09620	$18.27611	1,895
2015	$18.27611	$17.49824	1,901
2016	$17.49824	$19.75051	1,897
2017	$19.75051	$21.50539	1,888
2018	$21.50539	$19.07851	613
2019	$19.07851	$22.50337	276
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.04577	4,047
2012	$10.04577	$11.19722	4,097
2013	$11.19722	$13.45411	4,071
2014	$13.45411	$13.28734	4,049
2015	$13.28734	$12.84407	4,006
2016	$12.84407	$13.44545	3,968
2017	$13.44545	$16.20208	3,889
2018	$16.20208	$13.44730	2,459
2019	$13.44730	$16.49724	2,507
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.59529	153
2014	$14.59529	$14.57240	165
2015	$14.57240	$13.83971	172
2016	$13.83971	$15.07615	172
2017	$15.07615	$15.72513	172
2018	$15.72513	$14.89736	183
2019	$14.89736	$16.56894	182

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.10073	$13.57178	133
2011	$13.57178	$12.48865	139
2012	$12.48865	$13.61855	144
2013	$13.61855	$17.24191	125
2014	$17.24191	$17.69760	122
2015	$17.69760	$16.69333	122
2016	$16.69333	$18.61206	118
2017	$18.61206	$21.02296	115
2018	$21.02296	$18.31519	119
2019	$18.31519	$22.55125	111
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.62196	$14.53823	619
2011	$14.53823	$12.95178	381
2012	$12.95178	$14.20910	500
2013	$14.20910	$19.07735	303
2014	$19.07735	$20.19233	134
2015	$20.19233	$20.05273	0
2016	$20.05273	$19.82252	0
2017	$19.82252	$23.79758	0
2018	$23.79758	$22.01323	0
2019	$22.01323	$28.99279	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.93597	$10.06385	3,807
2011	$10.06385	$10.04334	3,401
2012	$10.04334	$11.40217	3,079
2013	$11.40217	$14.74305	3,014
2014	$14.74305	$16.36736	2,977
2015	$16.36736	$16.21159	2,937
2016	$16.21159	$17.71867	2,918
2017	$17.71867	$21.07351	2,887
2018	$21.07351	$19.66032	2,869
2019	$19.66032	$25.23966	2,580
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.76000	$19.19515	1,485
2011	$19.19515	$17.52297	1,485
2012	$17.52297	$18.71836	1,485
2013	$18.71836	$25.29415	1,485
2014	$25.29415	$25.34948	1,485
2015	$25.34948	$23.44534	1,485
2016	$23.44534	$21.02070	1,485
2017	$21.02070	$28.67033	1,485
2018	$28.67033	$31.17622	1,485
2019	$31.17622	$42.93152	1,485
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$27.09863	$31.70147	405
2011	$31.70147	$25.48211	374
2012	$25.48211	$30.04090	394
2013	$30.04090	$29.22290	362
2014	$29.22290	$27.43215	335
2015	$27.43215	$24.07866	319
2016	$24.07866	$25.26174	322
2017	$25.26174	$33.53661	293
2018	$33.53661	$27.20141	309
2019	$27.20141	$31.97134	303

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.58671	893
2015	$18.58671	$15.73126	893
2016	$15.73126	$17.77647	893
2017	$17.77647	$19.66423	893
2018	$19.66423	$17.80045	893
2019	$17.80045	$22.37060	651
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.51333	$11.95915	489
2011	$11.95915	$11.32201	496
2012	$11.32201	$12.66792	499
2013	$12.66792	$14.43615	502
2014	$14.43615	$14.49426	375
2015	$14.49426	$13.33458	392
2016	$13.33458	$13.83740	396
2017	$13.83740	$15.79168	397
2018	$15.79168	$14.50992	404
2019	$14.50992	$16.79533	170
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.44143	1,670
2014	$14.44143	$14.47706	1,670
2015	$14.47706	$13.29961	1,670
2016	$13.29961	$13.79026	1,670
2017	$13.79026	$15.71841	1,670
2018	$15.71841	$14.42029	1,670
2019	$14.42029	$16.68755	1,670
Morgan Stanley VIF Growth Portfolio, Class I
2010	$10.05833	$12.14607	346
2011	$12.14607	$11.60409	0
2012	$11.60409	$13.04421	0
2013	$13.04421	$18.98388	0
2014	$18.98388	$19.84509	0
2015	$19.84509	$21.89198	0
2016	$21.89198	$21.16549	0
2017	$21.16549	$29.77995	0
2018	$29.77995	$31.47268	0
2019	$31.47268	$40.77148	0
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.49913	4,987
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.74049	$22.66094	1,667
2011	$22.66094	$23.59164	1,659
2012	$23.59164	$26.85786	1,640
2013	$26.85786	$26.93931	1,650
2014	$26.93931	$34.34724	1,625
2015	$34.34724	$34.49093	1,549
2016	$34.49093	$36.21093	1,493
2017	$36.21093	$36.69835	1,468
2018	$36.69835	$33.28269	251
2019	$33.28269	$38.90701	141

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.83488	$14.82294	8,585
2011	$14.82294	$15.25595	6,192
2012	$15.25595	$17.06630	5,939
2013	$17.06630	$16.90975	6,082
2014	$16.90975	$17.84933	6,041
2015	$17.84933	$17.15298	5,640
2016	$17.15298	$17.98671	5,577
2017	$17.98671	$18.82102	5,663
2018	$18.82102	$17.69928	3,298
2019	$17.69928	$20.14005	2,831
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17101	2,578
2018	$11.17101	$10.04640	2,555
2019	$10.04640	$12.87631	2,129
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05314	0
2017	$10.05314	$12.93491	0
2018	$12.93491	$13.01434	0
2019	$13.01434	$17.49096	0
Putnam VT International Equity Fund - Class IB
2010	$10.65281	$11.51999	3,215
2011	$11.51999	$9.40524	3,035
2012	$9.40524	$11.26940	3,080
2013	$11.26940	$14.18538	3,035
2014	$14.18538	$12.99709	2,897
2015	$12.99709	$12.79205	2,380
2016	$12.79205	$12.26475	2,443
2017	$12.26475	$15.25932	2,437
2018	$15.25932	$12.12973	2,409
2019	$12.12973	$14.92037	2,254
Putnam VT Small Cap Value Fund - Class IB
2010	$10.65972	$13.19937	3,803
2011	$13.19937	$12.36021	3,457
2012	$12.36021	$14.27207	3,595
2013	$14.27207	$19.58334	3,270
2014	$19.58334	$19.90840	2,934
2015	$19.90840	$18.73744	2,749
2016	$18.73744	$23.48046	2,728
2017	$23.48046	$24.89554	2,719
2018	$24.89554	$19.59047	2,735
2019	$19.59047	$23.92199	2,583
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE DEATH BENEFIT
COMBINATION OPTION
Mortality & Expense = 1.64

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.66293	$9.60323	10,456
2011	$9.60323	$10.01084	4,444
2012	$10.01084	$11.53425	4,028
2013	$11.53425	$15.25657	4,026
2014	$15.25657	$16.38635	4,025
2015	$16.38635	$16.33343	4,023
2016	$16.33343	$17.82952	3,856
2017	$17.82952	$20.78167	3,855
2018	$20.78167	$19.22758	3,855
2019	$19.22758	$23.35751	3,855
AB VPS Large Cap Growth Portfolio - Class B
2010	$8.00990	$8.64574	518
2011	$8.64574	$8.21882	415
2012	$8.21882	$9.37892	203
2013	$9.37892	$12.62748	0
2014	$12.62748	$14.12716	0
2015	$14.12716	$15.39054	0
2016	$15.39054	$15.48189	0
2017	$15.48189	$20.03496	0
2018	$20.03496	$20.14469	0
2019	$20.14469	$26.60040	1,093
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88524	1,770
2017	$9.88524	$9.75644	1,848
2018	$9.75644	$9.72122	4,680
2019	$9.72122	$9.72197	4,900
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.23760	$13.55073	655
2011	$13.55073	$13.63501	668
2012	$13.63501	$15.09461	636
2013	$15.09461	$16.90237	651
2014	$16.90237	$17.37754	711
2015	$17.37754	$15.87300	712
2016	$15.87300	$17.78762	571
2017	$17.78762	$19.17268	573
2018	$19.17268	$18.02924	616
2019	$18.02924	$20.56362	576
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.76557	$11.76439	788
2011	$11.76439	$11.44138	787
2012	$11.44138	$12.84508	0
2013	$12.84508	$16.19118	0
2014	$16.19118	$17.04515	0
2015	$17.04515	$15.92414	0
2016	$15.92414	$18.16333	0
2017	$18.16333	$19.34102	0
2018	$19.34102	$17.28234	0
2019	$17.28234	$20.81800	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.31374	$14.18420	572
2011	$14.18420	$12.45742	587
2012	$12.45742	$14.47413	601
2013	$14.47413	$17.49206	599
2014	$17.49206	$15.27664	611
2015	$15.27664	$14.03828	658
2016	$14.03828	$14.78673	447
2017	$14.78673	$16.95831	462
2018	$16.95831	$14.09079	465
2019	$14.09079	$15.58272	489
Invesco V.I. American Franchise Fund - Series I
2010	$7.72749	$9.10146	926
2011	$9.10146	$8.39226	903
2012	$8.39226	$9.37956	1,872
2013	$9.37956	$12.91761	1,701
2014	$12.91761	$13.76617	1,628
2015	$13.76617	$14.20605	1,597
2016	$14.20605	$14.27829	1,543
2017	$14.27829	$17.86957	1,583
2018	$17.86957	$16.92313	1,521
2019	$16.92313	$22.74426	1,464
Invesco V.I. American Franchise Fund - Series II
2010	$7.56227	$8.88601	2,688
2011	$8.88601	$8.17497	2,607
2012	$8.17497	$9.10992	2,426
2013	$9.10992	$12.51569	2,375
2014	$12.51569	$13.30452	2,330
2015	$13.30452	$13.69609	2,301
2016	$13.69609	$13.73196	2,310
2017	$13.73196	$17.14337	2,254
2018	$17.14337	$16.19060	2,231
2019	$16.19060	$21.70731	2,178
Invesco V.I. American Value Fund - Series I
2010	$11.95118	$14.35744	1,960
2011	$14.35744	$14.24036	1,716
2012	$14.24036	$16.41604	1,673
2013	$16.41604	$21.66125	1,630
2014	$21.66125	$23.36329	1,611
2015	$23.36329	$20.86455	1,612
2016	$20.86455	$23.68274	1,638
2017	$23.68274	$25.59434	1,665
2018	$25.59434	$21.96918	1,667
2019	$21.96918	$26.99342	1,713
Invesco V.I. Comstock Fund - Series II
2010	$10.62318	$12.07870	3,945
2011	$12.07870	$11.62050	3,959
2012	$11.62050	$13.58073	3,863
2013	$13.58073	$18.10500	3,655
2014	$18.10500	$19.41190	3,567
2015	$19.41190	$17.89525	3,557
2016	$17.89525	$20.57501	3,324
2017	$20.57501	$23.77512	3,294
2018	$23.77512	$20.47334	3,277
2019	$20.47334	$25.13838	3,356

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.92203	$10.68272	2,410
2011	$10.68272	$10.49218	2,409
2012	$10.49218	$11.74213	2,408
2013	$11.74213	$14.91492	2,260
2014	$14.91492	$15.85168	1,440
2015	$15.85168	$14.67932	1,440
2016	$14.67932	$15.90756	1,440
2017	$15.90756	$17.69373	1,440
2018	$17.69373	$15.75317	1,440
2019	$15.75317	$19.96557	1,440
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.72694	$9.45157	2,301
2011	$9.45157	$9.28286	561
2012	$9.28286	$10.79808	515
2013	$10.79808	$13.87677	466
2014	$13.87677	$15.34690	433
2015	$15.34690	$15.35607	428
2016	$15.35607	$17.28590	400
2017	$17.28590	$18.40658	410
2018	$18.40658	$16.67402	427
2019	$16.67402	$20.44588	412
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.59652	2,075
2012	$12.59652	$13.91221	648
2013	$13.91221	$17.07474	647
2014	$17.07474	$18.25135	646
2015	$18.25135	$17.47278	646
2016	$17.47278	$19.71981	645
2017	$19.71981	$21.46982	644
2018	$21.46982	$19.04504	643
2019	$19.04504	$22.46164	643
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.03516	1,070
2012	$10.03516	$11.18427	744
2013	$11.18427	$13.43721	660
2014	$13.43721	$13.26933	663
2015	$13.26933	$12.82537	674
2016	$12.82537	$13.42453	674
2017	$13.42453	$16.17527	658
2018	$16.17527	$13.42370	682
2019	$13.42370	$16.46664	679
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.57701	1,584
2014	$14.57701	$14.55269	766
2015	$14.55269	$13.81962	778
2016	$13.81962	$15.05277	764
2017	$15.05277	$15.69918	833
2018	$15.69918	$14.87129	855
2019	$14.87129	$16.53829	899

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.09383	$13.56269	1,453
2011	$13.56269	$12.47904	1,451
2012	$12.47904	$13.60671	0
2013	$13.60671	$17.22520	0
2014	$17.22520	$17.67866	0
2015	$17.67866	$16.67380	0
2016	$16.67380	$18.58843	0
2017	$18.58843	$20.99416	0
2018	$20.99416	$18.28827	0
2019	$18.28827	$22.51583	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.61599	$14.52931	0
2011	$14.52931	$12.94255	0
2012	$12.94255	$14.19755	0
2013	$14.19755	$19.05994	0
2014	$19.05994	$20.17188	0
2015	$20.17188	$20.03042	0
2016	$20.03042	$19.79850	0
2017	$19.79850	$23.76636	0
2018	$23.76636	$21.98214	0
2019	$21.98214	$28.94894	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.92835	$10.05426	8,602
2011	$10.05426	$10.03276	1,277
2012	$10.03276	$11.38903	1,275
2013	$11.38903	$14.72458	1,274
2014	$14.72458	$16.34523	1,274
2015	$16.34523	$16.18806	1,274
2016	$16.18806	$17.69118	1,274
2017	$17.69118	$21.03873	1,274
2018	$21.03873	$19.62589	1,274
2019	$19.62589	$25.19295	1,274
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.74867	$19.17851	110
2011	$19.17851	$17.50603	110
2012	$17.50603	$18.69840	110
2013	$18.69840	$25.26465	109
2014	$25.26465	$25.31739	109
2015	$25.31739	$23.41332	109
2016	$23.41332	$20.98989	109
2017	$20.98989	$28.62546	109
2018	$28.62546	$31.12430	109
2019	$31.12430	$42.85573	109
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$27.07547	$31.67121	173
2011	$31.67121	$25.45525	172
2012	$25.45525	$30.00622	181
2013	$30.00622	$29.18624	179
2014	$29.18624	$27.39500	198
2015	$27.39500	$24.04364	205
2016	$24.04364	$25.22249	213
2017	$25.22249	$33.48118	218
2018	$33.48118	$27.15371	204
2019	$27.15371	$31.91208	212

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.56150	3,298
2015	$18.56150	$15.70834	3,298
2016	$15.70834	$17.74880	3,298
2017	$17.74880	$19.63167	3,298
2018	$19.63167	$17.76919	3,298
2019	$17.76919	$22.32908	3,298
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.50352	$11.94777	1,335
2011	$11.94777	$11.31010	1,359
2012	$11.31010	$12.65333	1,394
2013	$12.65333	$14.41808	1,463
2014	$14.41808	$14.47467	1,528
2015	$14.47467	$13.31522	1,631
2016	$13.31522	$13.81594	1,670
2017	$13.81594	$15.76561	1,676
2018	$15.76561	$14.48452	1,757
2019	$14.48452	$16.76425	1,779
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.42334	531
2014	$14.42334	$14.45746	226
2015	$14.45746	$13.28028	226
2016	$13.28028	$13.76885	226
2017	$13.76885	$15.69243	226
2018	$15.69243	$14.39501	226
2019	$14.39501	$16.65663	226
Morgan Stanley VIF Growth Portfolio, Class I
2010	$10.04975	$12.13450	1,502
2011	$12.13450	$11.59186	1,512
2012	$11.59186	$13.02917	1,556
2013	$13.02917	$18.96010	1,344
2014	$18.96010	$19.81824	1,276
2015	$19.81824	$21.86019	1,151
2016	$21.86019	$21.13264	1,201
2017	$21.13264	$29.73076	1,000
2018	$29.73076	$31.41753	908
2019	$31.41753	$40.69597	823
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.49842	12,626
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.72534	$22.63933	961
2011	$22.63933	$23.56678	930
2012	$23.56678	$26.82686	868
2013	$26.82686	$26.90553	873
2014	$26.90553	$34.30074	864
2015	$34.30074	$34.44079	863
2016	$34.44079	$36.15469	862
2017	$36.15469	$36.63771	865
2018	$36.63771	$33.22434	863
2019	$33.22434	$38.83493	866

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.82306	$14.80881	3,326
2011	$14.80881	$15.23988	1,270
2012	$15.23988	$17.04660	1,071
2013	$17.04660	$16.88854	1,256
2014	$16.88854	$17.82517	1,305
2015	$17.82517	$17.12805	1,318
2016	$17.12805	$17.95878	1,304
2017	$17.95878	$18.78991	1,416
2018	$18.78991	$17.66824	1,512
2019	$17.66824	$20.10272	1,482
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17031	0
2018	$11.17031	$10.04476	0
2019	$10.04476	$12.87292	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05302	901
2017	$10.05302	$12.93347	901
2018	$12.93347	$13.01158	901
2019	$13.01158	$17.48550	901
Putnam VT International Equity Fund - Class IB
2010	$10.64369	$11.50898	2,431
2011	$11.50898	$9.39531	2,418
2012	$9.39531	$11.25639	2,564
2013	$11.25639	$14.16758	2,538
2014	$14.16758	$12.97948	2,525
2015	$12.97948	$12.77344	2,603
2016	$12.77344	$12.24570	2,674
2017	$12.24570	$15.23409	2,727
2018	$15.23409	$12.10845	2,703
2019	$12.10845	$14.89271	2,874
Putnam VT Small Cap Value Fund - Class IB
2010	$10.65154	$13.18793	704
2011	$13.18793	$12.34826	678
2012	$12.34826	$14.25685	690
2013	$14.25685	$19.56050	673
2014	$19.56050	$19.88319	633
2015	$19.88319	$18.71184	650
2016	$18.71184	$23.44605	657
2017	$23.44605	$24.85657	585
2018	$24.85657	$19.55784	638
2019	$19.55784	$23.87976	676
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$10.76822	$11.93227	10,624
2011	$11.93227	$12.43376	2,426
2012	$12.43376	$14.32013	1,969
2013	$14.32013	$18.93395	1,328
2014	$18.93395	$20.32791	1,160
2015	$20.32791	$20.25416	1,083
2016	$20.25416	$22.10056	233
2017	$22.10056	$25.74961	207
2018	$25.74961	$23.81441	0
2019	$23.81441	$28.91799	0
AB VPS Large Cap Growth Portfolio - Class B
2010	$11.28294	$12.17372	4,167
2011	$12.17372	$11.56797	3,988
2012	$11.56797	$13.19552	2,838
2013	$13.19552	$17.75891	1,668
2014	$17.75891	$19.86007	1,614
2015	$19.86007	$21.62748	1,614
2016	$21.62748	$21.74718	1,614
2017	$21.74718	$28.13160	1,553
2018	$28.13160	$28.27429	384
2019	$28.27429	$37.32035	294
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88259	1,513
2017	$9.88259	$9.74994	7,601
2018	$9.74994	$9.71082	61,183
2019	$9.71082	$9.70770	66,268
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.20888	$13.51353	886
2011	$13.51353	$13.59215	2,966
2012	$13.59215	$15.04114	2,966
2013	$15.04114	$16.83576	2,966
2014	$16.83576	$17.30213	2,949
2015	$17.30213	$15.79780	9,090
2016	$15.79780	$17.69629	7,788
2017	$17.69629	$19.06664	6,398
2018	$19.06664	$17.92230	6,433
2019	$17.92230	$20.43348	6,840
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.74104	$11.73290	14,308
2011	$11.73290	$11.40620	205
2012	$11.40620	$12.80046	204
2013	$12.80046	$16.12850	203
2014	$16.12850	$16.97236	0
2015	$16.97236	$15.84980	0
2016	$15.84980	$18.07133	0
2017	$18.07133	$19.23539	0
2018	$19.23539	$17.18105	0
2019	$17.18105	$20.68771	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.28241	$14.14518	24,725
2011	$14.14518	$12.41817	93
2012	$12.41817	$14.42275	93
2013	$14.42275	$17.42299	92
2014	$17.42299	$15.21023	0
2015	$15.21023	$13.97166	0
2016	$13.97166	$14.71067	0
2017	$14.71067	$16.86437	0
2018	$16.86437	$14.00709	0
2019	$14.00709	$15.48396	0
Invesco V.I. American Franchise Fund - Series I
2010	$11.09100	$13.05778	0
2011	$13.05778	$12.03550	0
2012	$12.03550	$13.44600	10,548
2013	$13.44600	$18.51055	9,613
2014	$18.51055	$19.71864	8,954
2015	$19.71864	$20.34058	8,368
2016	$20.34058	$20.43586	8,515
2017	$20.43586	$25.56570	7,790
2018	$25.56570	$24.20191	7,482
2019	$24.20191	$32.51374	6,990
Invesco V.I. American Franchise Fund - Series II
2010	$10.88427	$12.78440	2,619
2011	$12.78440	$11.75672	2,224
2012	$11.75672	$13.09605	904
2013	$13.09605	$17.98484	800
2014	$17.98484	$19.11073	570
2015	$19.11073	$19.66532	504
2016	$19.66532	$19.70897	474
2017	$19.70897	$24.59543	410
2018	$24.59543	$23.21913	378
2019	$23.21913	$31.11826	170
Invesco V.I. American Value Fund - Series I
2010	$15.14615	$18.18844	24,284
2011	$18.18844	$18.03292	10,399
2012	$18.03292	$20.77971	8,592
2013	$20.77971	$27.40822	7,570
2014	$27.40822	$29.55002	7,325
2015	$29.55002	$26.37903	9,318
2016	$26.37903	$29.93012	9,021
2017	$29.93012	$32.33310	9,224
2018	$32.33310	$27.74229	8,786
2019	$27.74229	$34.07318	8,903
Invesco V.I. Comstock Fund - Series II
2010	$12.01062	$13.65080	14,495
2011	$13.65080	$13.12772	6,547
2012	$13.12772	$15.33604	4,363
2013	$15.33604	$20.43689	3,717
2014	$20.43689	$21.90337	3,638
2015	$21.90337	$20.18398	3,048
2016	$20.18398	$23.19723	3,051
2017	$23.19723	$26.79450	2,944
2018	$26.79450	$23.06413	2,909
2019	$23.06413	$28.30816	1,133

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.90746	$10.66277	0
2011	$10.66277	$10.46840	0
2012	$10.46840	$11.71082	0
2013	$11.71082	$14.86921	0
2014	$14.86921	$15.79677	0
2015	$15.79677	$14.62263	0
2016	$14.62263	$15.83980	0
2017	$15.83980	$17.61133	0
2018	$17.61133	$15.67350	0
2019	$15.67350	$19.85665	0
Invesco V.I. Diversified Dividend Fund - Series II
2010	$9.92279	$10.74242	37,869
2011	$10.74242	$10.54645	34,809
2012	$10.54645	$12.26300	29,386
2013	$12.26300	$15.75308	27,088
2014	$15.75308	$17.41503	25,385
2015	$17.41503	$17.41846	24,673
2016	$17.41846	$19.59964	22,463
2017	$19.59964	$20.86201	23,342
2018	$20.86201	$18.89073	23,933
2019	$18.89073	$23.15477	23,241
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.50912	1,100
2012	$13.50912	$14.91416	1,100
2013	$14.91416	$18.29714	1,100
2014	$18.29714	$19.55017	1,100
2015	$19.55017	$18.70872	9,009
2016	$18.70872	$21.10627	7,502
2017	$21.10627	$22.97015	7,930
2018	$22.97015	$20.36772	8,468
2019	$20.36772	$24.01201	8,680
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.36323	44,361
2012	$10.36323	$11.54528	43,563
2013	$11.54528	$13.86540	41,065
2014	$13.86540	$13.68669	41,907
2015	$13.68669	$13.22347	19,928
2016	$13.22347	$13.83571	20,127
2017	$13.83571	$16.66406	18,616
2018	$16.66406	$13.82378	19,737
2019	$13.82378	$16.95062	20,029
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$19.86782	5,623
2014	$19.86782	$19.82673	5,601
2015	$19.82673	$18.82044	5,842
2016	$18.82044	$20.49165	5,717
2017	$20.49165	$21.36310	6,112
2018	$21.36310	$20.22839	5,348
2019	$20.22839	$22.48691	5,489

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.06632	$13.52643	0
2011	$13.52643	$12.44070	0
2012	$12.44070	$13.55946	0
2013	$13.55946	$17.15852	0
2014	$17.15852	$17.60318	0
2015	$17.60318	$16.59597	0
2016	$16.59597	$18.49429	0
2017	$18.49429	$20.87953	0
2018	$20.87953	$18.18110	0
2019	$18.18110	$22.37494	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.58890	$14.48964	0
2011	$14.48964	$12.90205	0
2012	$12.90205	$14.14744	0
2013	$14.14744	$18.98508	0
2014	$18.98508	$20.08462	0
2015	$20.08462	$19.93578	0
2016	$19.93578	$19.69708	0
2017	$19.69708	$23.63521	0
2018	$23.63521	$21.85203	0
2019	$21.85203	$28.76610	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$11.23033	$12.64147	133,752
2011	$12.64147	$12.60941	109,077
2012	$12.60941	$14.30826	90,047
2013	$14.30826	$18.49140	85,159
2014	$18.49140	$20.51843	70,217
2015	$20.51843	$20.31300	68,698
2016	$20.31300	$22.19030	58,046
2017	$22.19030	$26.37864	56,667
2018	$26.37864	$24.59731	49,068
2019	$24.59731	$31.56193	46,581
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$17.47776	$22.71820	14,372
2011	$22.71820	$20.72876	4,248
2012	$20.72876	$22.13176	4,279
2013	$22.13176	$29.89174	3,719
2014	$29.89174	$29.94214	3,797
2015	$29.94214	$27.67917	3,658
2016	$27.67917	$24.80431	3,053
2017	$24.80431	$33.81398	2,772
2018	$33.81398	$36.75095	2,229
2019	$36.75095	$50.58297	1,942
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$27.44449	$32.09006	17,376
2011	$32.09006	$25.78158	2,753
2012	$25.78158	$30.37873	2,796
2013	$30.37873	$29.53674	5,491
2014	$29.53674	$27.71289	5,985
2015	$27.71289	$24.31290	6,940
2016	$24.31290	$25.49478	6,763
2017	$25.49478	$33.82915	6,100
2018	$33.82915	$27.42488	6,711
2019	$27.42488	$32.21789	6,722

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$27.42000	655
2015	$27.42000	$23.19587	1,366
2016	$23.19587	$26.19849	672
2017	$26.19849	$28.96618	699
2018	$28.96618	$26.20756	731
2019	$26.20756	$32.91974	705
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$13.01350	$13.51067	605
2011	$13.51067	$12.78448	626
2012	$12.78448	$14.29708	627
2013	$14.29708	$16.28457	642
2014	$16.28457	$16.34195	657
2015	$16.34195	$15.02690	686
2016	$15.02690	$15.58578	702
2017	$15.58578	$17.77811	703
2018	$17.77811	$16.32690	727
2019	$16.32690	$18.88905	688
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.07901	1,555
2014	$16.07901	$16.11060	1,372
2015	$16.11060	$14.79290	1,371
2016	$14.79290	$15.33101	111
2017	$15.33101	$17.46587	111
2018	$17.46587	$16.01538	111
2019	$16.01538	$18.52417	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$13.09705	$15.80763	1,413
2011	$15.80763	$15.09472	1,009
2012	$15.09472	$16.95957	1,051
2013	$16.95957	$24.66976	916
2014	$24.66976	$25.77602	875
2015	$25.77602	$28.42044	825
2016	$28.42044	$27.46359	798
2017	$27.46359	$38.62218	735
2018	$38.62218	$40.79698	655
2019	$40.79698	$52.82430	448
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.49555	36,256
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$15.90398	$20.30492	5,127
2011	$20.30492	$21.12831	5,984
2012	$21.12831	$24.04142	5,246
2013	$24.04142	$24.10228	5,528
2014	$24.10228	$30.71471	5,147
2015	$30.71471	$30.82778	4,779
2016	$30.82778	$32.34899	4,729
2017	$32.34899	$32.76810	4,315
2018	$32.76810	$29.70329	3,932
2019	$29.70329	$34.70539	3,884

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.30978	$14.25323	22,246
2011	$14.25323	$14.66227	18,543
2012	$14.66227	$16.39398	17,003
2013	$16.39398	$16.23546	18,365
2014	$16.23546	$17.12901	17,674
2015	$17.12901	$16.45253	22,672
2016	$16.45253	$17.24361	21,430
2017	$17.24361	$18.03445	23,173
2018	$18.03445	$16.95106	22,238
2019	$16.95106	$19.27901	22,335
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16745	1,322
2018	$11.16745	$10.03815	1,308
2019	$10.03815	$12.85930	1,183
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05257	2,921
2017	$10.05257	$12.92773	907
2018	$12.92773	$13.00059	907
2019	$13.00059	$17.46374	907
Putnam VT International Equity Fund - Class IB
2010	$12.15329	$13.13604	7,134
2011	$13.13604	$10.71926	4,756
2012	$10.71926	$12.83745	3,889
2013	$12.83745	$16.15108	3,008
2014	$16.15108	$14.79072	2,649
2015	$14.79072	$14.55010	2,506
2016	$14.55010	$13.94339	1,377
2017	$13.94339	$17.33917	1,168
2018	$17.33917	$13.77608	1,274
2019	$13.77608	$16.93703	1,142
Putnam VT Small Cap Value Fund - Class IB
2010	$11.70861	$14.49093	6,688
2011	$14.49093	$13.56290	2,916
2012	$13.56290	$15.65294	2,279
2013	$15.65294	$21.46737	2,223
2014	$21.46737	$21.81278	2,241
2015	$21.81278	$20.51954	2,095
2016	$20.51954	$25.70086	1,149
2017	$25.70086	$27.23617	1,131
2018	$27.23617	$21.42154	496
2019	$21.42154	$26.14484	436
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME
BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.61868	$9.54846	1,891
2011	$9.54846	$9.94778	1,891
2012	$9.94778	$11.45470	1,891
2013	$11.45470	$15.14227	1,891
2014	$15.14227	$16.25382	0
2015	$16.25382	$16.19161	0
2016	$16.19161	$17.66414	0
2017	$17.66414	$20.57660	0
2018	$20.57660	$19.02635	0
2019	$19.02635	$23.09920	0
AB VPS Large Cap Growth Portfolio - Class B
2010	$7.96894	$8.59637	2,344
2011	$8.59637	$8.16698	2,343
2012	$8.16698	$9.31416	2,342
2013	$9.31416	$12.53277	2,397
2014	$12.53277	$14.01280	352
2015	$14.01280	$15.25680	351
2016	$15.25680	$15.33817	350
2017	$15.33817	$19.83711	348
2018	$19.83711	$19.93372	296
2019	$19.93372	$26.30605	295
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88127	0
2017	$9.88127	$9.74669	0
2018	$9.74669	$9.70565	21,521
2019	$9.70565	$9.70058	0
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.19498	$13.49545	0
2011	$13.49545	$13.57125	0
2012	$13.57125	$15.01498	0
2013	$15.01498	$16.80312	0
2014	$16.80312	$17.26513	0
2015	$17.26513	$15.76087	0
2016	$15.76087	$17.65141	0
2017	$17.65141	$19.01450	0
2018	$19.01450	$17.86969	0
2019	$17.86969	$20.36941	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.72883	$11.71721	0
2011	$11.71721	$11.38867	0
2012	$11.38867	$12.77823	0
2013	$12.77823	$16.09726	0
2014	$16.09726	$16.93611	0
2015	$16.93611	$15.81277	0
2016	$15.81277	$18.02552	0
2017	$18.02552	$19.18281	0
2018	$19.18281	$17.13063	0
2019	$17.13063	$20.62288	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.26846	$14.12749	1,694
2011	$14.12749	$12.40016	1,694
2012	$12.40016	$14.39895	1,694
2013	$14.39895	$17.39076	1,694
2014	$17.39076	$15.17905	0
2015	$15.17905	$13.94023	0
2016	$13.94023	$14.67467	0
2017	$14.67467	$16.81975	0
2018	$16.81975	$13.96721	0
2019	$13.96721	$15.43678	0
Invesco V.I. American Franchise Fund - Series I
2010	$7.68795	$9.04947	0
2011	$9.04947	$8.33932	0
2012	$8.33932	$9.31478	181
2013	$9.31478	$12.82069	0
2014	$12.82069	$13.65471	0
2015	$13.65471	$14.08256	0
2016	$14.08256	$14.14571	0
2017	$14.14571	$17.69306	0
2018	$17.69306	$16.74585	0
2019	$16.74585	$22.49250	0
Invesco V.I. American Franchise Fund - Series II
2010	$7.52361	$8.83529	3,937
2011	$8.83529	$8.12343	2,273
2012	$8.12343	$9.04705	2,276
2013	$9.04705	$12.42186	2,111
2014	$12.42186	$13.19685	0
2015	$13.19685	$13.57711	0
2016	$13.57711	$13.60453	0
2017	$13.60453	$16.97413	0
2018	$16.97413	$16.02108	0
2019	$16.02108	$21.46715	0
Invesco V.I. American Value Fund - Series I
2010	$11.89012	$14.27553	2,481
2011	$14.27553	$14.15063	996
2012	$14.15063	$16.30280	989
2013	$16.30280	$21.49893	919
2014	$21.49893	$23.17431	0
2015	$23.17431	$20.68335	0
2016	$20.68335	$23.46302	0
2017	$23.46302	$25.34173	0
2018	$25.34173	$21.73922	0
2019	$21.73922	$26.69485	0
Invesco V.I. Comstock Fund - Series II
2010	$10.57439	$12.01604	2,584
2011	$12.01604	$11.55330	1,093
2012	$11.55330	$13.49408	1,091
2013	$13.49408	$17.97869	590
2014	$17.97869	$19.26493	589
2015	$19.26493	$17.74910	588
2016	$17.74910	$20.39479	587
2017	$20.39479	$23.55277	586
2018	$23.55277	$20.26963	585
2019	$20.26963	$24.87333	584

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.90017	$10.65280	3,344
2011	$10.65280	$10.45653	1,647
2012	$10.45653	$11.69521	1,647
2013	$11.69521	$14.84641	1,647
2014	$14.84641	$15.76940	0
2015	$15.76940	$14.59438	0
2016	$14.59438	$15.80605	0
2017	$15.80605	$17.57030	0
2018	$17.57030	$15.63384	0
2019	$15.63384	$19.80245	0
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.68233	$9.39763	3,014
2011	$9.39763	$9.22435	3,011
2012	$9.22435	$10.72358	3,008
2013	$10.72358	$13.77277	2,784
2014	$13.77277	$15.22276	901
2015	$15.22276	$15.22270	900
2016	$15.22270	$17.12552	898
2017	$17.12552	$18.22490	524
2018	$18.22490	$16.49948	523
2019	$16.49948	$20.21972	522
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.51714	462
2012	$12.51714	$13.81624	461
2013	$13.81624	$16.94680	0
2014	$16.94680	$18.10372	0
2015	$18.10372	$17.32105	0
2016	$17.32105	$19.53688	0
2017	$19.53688	$21.25794	0
2018	$21.25794	$18.84570	0
2019	$18.84570	$22.21321	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.97192	203
2012	$9.97192	$11.10710	202
2013	$11.10710	$13.33651	0
2014	$13.33651	$13.16198	0
2015	$13.16198	$12.71397	0
2016	$12.71397	$13.29998	0
2017	$13.29998	$16.01562	0
2018	$16.01562	$13.28319	0
2019	$13.28319	$16.28450	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.46774	984
2014	$14.46774	$14.43493	0
2015	$14.43493	$13.69955	0
2016	$13.69955	$14.91306	0
2017	$14.91306	$15.54418	0
2018	$15.54418	$14.71557	0
2019	$14.71557	$16.35530	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.05257	$13.50832	0
2011	$13.50832	$12.42156	0
2012	$12.42156	$13.53589	0
2013	$13.53589	$17.12528	0
2014	$17.12528	$17.56557	0
2015	$17.56557	$16.55720	0
2016	$16.55720	$18.44740	0
2017	$18.44740	$20.82243	0
2018	$20.82243	$18.12772	0
2019	$18.12772	$22.30479	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.57568	$14.47022	0
2011	$14.47022	$12.88218	0
2012	$12.88218	$14.12285	0
2013	$14.12285	$18.94829	0
2014	$18.94829	$20.04168	0
2015	$20.04168	$19.88920	0
2016	$19.88920	$19.64714	0
2017	$19.64714	$23.57057	0
2018	$23.57057	$21.78789	0
2019	$21.78789	$28.67591	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.88270	$9.99685	3,123
2011	$9.99685	$9.96952	3,122
2012	$9.96952	$11.31043	3,122
2013	$11.31043	$14.61420	3,121
2014	$14.61420	$16.21297	3,121
2015	$16.21297	$16.04743	3,120
2016	$16.04743	$17.52702	3,120
2017	$17.52702	$20.83103	109
2018	$20.83103	$19.42043	109
2019	$19.42043	$24.91425	109
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.68093	$19.07899	191
2011	$19.07899	$17.40477	0
2012	$17.40477	$18.57905	0
2013	$18.57905	$25.08836	0
2014	$25.08836	$25.12564	0
2015	$25.12564	$23.22204	0
2016	$23.22204	$20.80597	0
2017	$20.80597	$28.35769	0
2018	$28.35769	$30.81454	0
2019	$30.81454	$42.40378	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$26.93716	$31.49055	709
2011	$31.49055	$25.29488	0
2012	$25.29488	$29.79926	0
2013	$29.79926	$28.96754	0
2014	$28.96754	$27.17340	0
2015	$27.17340	$23.83484	0
2016	$23.83484	$24.98850	0
2017	$24.98850	$33.15075	0
2018	$33.15075	$26.86951	0
2019	$26.86951	$31.55914	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.41130	0
2015	$18.41130	$15.57188	0
2016	$15.57188	$17.58411	0
2017	$17.58411	$19.43788	0
2018	$19.43788	$17.58316	0
2019	$17.58316	$22.08207	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.44474	$11.87961	0
2011	$11.87961	$11.23884	0
2012	$11.23884	$12.56604	0
2013	$12.56604	$14.31004	0
2014	$14.31004	$14.35758	0
2015	$14.35758	$13.19958	0
2016	$13.19958	$13.68775	0
2017	$13.68775	$15.61000	0
2018	$15.61000	$14.33289	0
2019	$14.33289	$16.57880	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.31527	0
2014	$14.31527	$14.34053	0
2015	$14.34053	$13.16497	0
2016	$13.16497	$13.64113	0
2017	$13.64113	$15.53759	0
2018	$15.53759	$14.24437	0
2019	$14.24437	$16.47244	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$9.99836	$12.06522	0
2011	$12.06522	$11.51877	0
2012	$11.51877	$12.93924	0
2013	$12.93924	$18.81796	0
2014	$18.81796	$19.65787	0
2015	$19.65787	$21.67029	0
2016	$21.67029	$20.93654	0
2017	$20.93654	$29.43728	0
2018	$29.43728	$31.08862	0
2019	$31.08862	$40.24577	0
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.49412	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.63472	$22.51009	740
2011	$22.51009	$23.41822	78
2012	$23.41822	$26.64173	77
2013	$26.64173	$26.70382	77
2014	$26.70382	$34.02318	77
2015	$34.02318	$34.14161	76
2016	$34.14161	$35.81920	76
2017	$35.81920	$36.27603	76
2018	$36.27603	$32.87651	75
2019	$32.87651	$38.40531	75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.75244	$14.72431	2,951
2011	$14.72431	$15.14385	77
2012	$15.14385	$16.92904	76
2013	$16.92904	$16.76200	154
2014	$16.76200	$17.68100	152
2015	$17.68100	$16.97933	151
2016	$16.97933	$17.79220	149
2017	$17.79220	$18.60450	148
2018	$18.60450	$17.48335	75
2019	$17.48335	$19.88043	74
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16602	171
2018	$11.16602	$10.03485	171
2019	$10.03485	$12.85250	170
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05233	529
2017	$10.05233	$12.92485	0
2018	$12.92485	$12.99506	0
2019	$12.99506	$17.45283	0
Putnam VT International Equity Fund - Class IB
2010	$10.58930	$11.44330	3,616
2011	$11.44330	$9.33609	2,631
2012	$9.33609	$11.17871	2,630
2013	$11.17871	$14.06138	2,075
2014	$14.06138	$12.87446	2,075
2015	$12.87446	$12.66249	2,074
2016	$12.66249	$12.13207	2,074
2017	$12.13207	$15.08373	0
2018	$15.08373	$11.98170	0
2019	$11.98170	$14.72798	0
Putnam VT Small Cap Value Fund - Class IB
2010	$10.60263	$13.11950	285
2011	$13.11950	$12.27683	0
2012	$12.27683	$14.16586	0
2013	$14.16586	$19.42401	0
2014	$19.42401	$19.73260	0
2015	$19.73260	$18.55898	0
2016	$18.55898	$23.24061	0
2017	$23.24061	$24.62403	0
2018	$24.62403	$19.36317	0
2019	$19.36317	$23.62790	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE PERFORMANCE DEATH
BENEFIT OPTION
Mortality & Expense = 1.73

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.59661	$9.52115	27,054
2011	$9.52115	$9.91636	26,977
2012	$9.91636	$11.41508	26,032
2013	$11.41508	$15.08539	25,692
2014	$15.08539	$16.18791	17,612
2015	$16.18791	$16.12113	7,027
2016	$16.12113	$17.58198	6,934
2017	$17.58198	$20.47475	5,203
2018	$20.47475	$18.92646	4,509
2019	$18.92646	$22.97104	3,687
AB VPS Large Cap Growth Portfolio - Class B
2010	$7.94857	$8.57182	5,372
2011	$8.57182	$8.14123	5,275
2012	$8.14123	$9.28200	4,318
2013	$9.28200	$12.48576	3,911
2014	$12.48576	$13.95604	3,839
2015	$13.95604	$15.19044	3,839
2016	$15.19044	$15.26690	3,839
2017	$15.26690	$19.73904	1,919
2018	$19.73904	$19.82920	1,919
2019	$19.82920	$26.16027	1,919
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87928	0
2017	$9.87928	$9.74182	0
2018	$9.74182	$9.69787	2,073
2019	$9.69787	$9.68990	2,114
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.17420	$13.46841	1,881
2011	$13.46841	$13.54001	1,881
2012	$13.54001	$14.97593	1,881
2013	$14.97593	$16.75439	1,881
2014	$16.75439	$17.20989	1,881
2015	$17.20989	$15.70572	0
2016	$15.70572	$17.58438	0
2017	$17.58438	$18.93661	0
2018	$18.93661	$17.79112	0
2019	$17.79112	$20.27378	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.71052	$11.69370	922
2011	$11.69370	$11.36240	877
2012	$11.36240	$12.74492	727
2013	$12.74492	$16.05048	0
2014	$16.05048	$16.88182	0
2015	$16.88182	$15.75735	0
2016	$15.75735	$17.95697	0
2017	$17.95697	$19.10414	0
2018	$19.10414	$17.05522	0
2019	$17.05522	$20.52594	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.24479	$14.09806	5,128
2011	$14.09806	$12.37063	5,126
2012	$12.37063	$14.36034	4,733
2013	$14.36034	$17.33893	4,586
2014	$17.33893	$15.12928	4,586
2015	$15.12928	$13.89036	1,285
2016	$13.89036	$14.61779	1,285
2017	$14.61779	$16.74953	1,285
2018	$16.74953	$13.90471	1,285
2019	$13.90471	$15.36309	1,285
Invesco V.I. American Franchise Fund - Series I
2010	$7.66830	$9.02362	0
2011	$9.02362	$8.31302	0
2012	$8.31302	$9.28260	1,805
2013	$9.28260	$12.77260	1,805
2014	$12.77260	$13.59940	1,805
2015	$13.59940	$14.02131	1,805
2016	$14.02131	$14.07997	1,805
2017	$14.07997	$17.60558	1,805
2018	$17.60558	$16.65804	1,805
2019	$16.65804	$22.36784	1,805
Invesco V.I. American Franchise Fund - Series II
2010	$7.50436	$8.81004	4,088
2011	$8.81004	$8.09779	4,006
2012	$8.09779	$9.01578	1,974
2013	$9.01578	$12.37521	1,917
2014	$12.37521	$13.14334	1,855
2015	$13.14334	$13.51800	1,782
2016	$13.51800	$13.54125	1,679
2017	$13.54125	$16.89013	1,679
2018	$16.89013	$15.93698	827
2019	$15.93698	$21.34806	0
Invesco V.I. American Value Fund - Series I
2010	$11.85967	$14.23471	4,009
2011	$14.23471	$14.10595	3,869
2012	$14.10595	$16.24644	3,614
2013	$16.24644	$21.41819	3,506
2014	$21.41819	$23.08035	3,401
2015	$23.08035	$20.59331	3,338
2016	$20.59331	$23.35390	3,249
2017	$23.35390	$25.21632	2,334
2018	$25.21632	$21.62511	1,627
2019	$21.62511	$26.54677	915
Invesco V.I. Comstock Fund - Series II
2010	$10.55013	$11.98487	14,874
2011	$11.98487	$11.51988	14,433
2012	$11.51988	$13.45100	12,862
2013	$13.45100	$17.91593	10,553
2014	$17.91593	$19.19191	10,507
2015	$19.19191	$17.67651	5,521
2016	$17.67651	$20.30529	5,444
2017	$20.30529	$23.44241	3,852
2018	$23.44241	$20.16856	3,223
2019	$20.16856	$24.74188	2,606

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.88925	$10.63786	1,529
2011	$10.63786	$10.43873	1,529
2012	$10.43873	$11.67178	0
2013	$11.67178	$14.81222	0
2014	$14.81222	$15.72837	0
2015	$15.72837	$14.55203	0
2016	$14.55203	$15.75546	0
2017	$15.75546	$17.50883	0
2018	$17.50883	$15.57444	0
2019	$15.57444	$19.72129	0
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.66013	$9.37078	4,448
2011	$9.37078	$9.19524	4,310
2012	$9.19524	$10.68651	4,094
2013	$10.68651	$13.72104	3,937
2014	$13.72104	$15.16104	3,805
2015	$15.16104	$15.15644	3,721
2016	$15.15644	$17.04587	3,633
2017	$17.04587	$18.13472	1,667
2018	$18.13472	$16.41288	1,755
2019	$16.41288	$20.10757	1,644
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.47765	985
2012	$12.47765	$13.76849	985
2013	$13.76849	$16.88317	985
2014	$16.88317	$18.03035	985
2015	$18.03035	$17.24567	985
2016	$17.24567	$19.44604	985
2017	$19.44604	$21.15276	985
2018	$21.15276	$18.74680	985
2019	$18.74680	$22.09001	985
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.94047	6,122
2012	$9.94047	$11.06875	5,985
2013	$11.06875	$13.28647	4,870
2014	$13.28647	$13.10866	4,870
2015	$13.10866	$12.65867	2,086
2016	$12.65867	$13.23816	2,086
2017	$13.23816	$15.93641	0
2018	$15.93641	$13.21349	0
2019	$13.21349	$16.19420	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.41341	2,024
2014	$14.41341	$14.37643	2,024
2015	$14.37643	$13.63995	2,024
2016	$13.63995	$14.84374	2,024
2017	$14.84374	$15.46730	2,024
2018	$15.46730	$14.63837	2,024
2019	$14.63837	$16.26461	2,024

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.03198	$13.48120	3,834
2011	$13.48120	$12.39291	3,834
2012	$12.39291	$13.50062	3,834
2013	$13.50062	$17.07553	3,834
2014	$17.07553	$17.50928	3,834
2015	$17.50928	$16.49918	0
2016	$16.49918	$18.37726	0
2017	$18.37726	$20.73707	0
2018	$20.73707	$18.04796	0
2019	$18.04796	$22.19999	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.55748	$14.44314	820
2011	$14.44314	$12.85421	579
2012	$12.85421	$14.08792	158
2013	$14.08792	$18.89577	0
2014	$18.89577	$19.98015	0
2015	$19.98015	$19.82217	0
2016	$19.82217	$19.57506	132
2017	$19.57506	$23.47709	125
2018	$23.47709	$21.69493	117
2019	$21.69493	$28.54500	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.85998	$9.96831	4,505
2011	$9.96831	$9.93808	4,505
2012	$9.93808	$11.27138	1,661
2013	$11.27138	$14.55939	0
2014	$14.55939	$16.14731	0
2015	$16.14731	$15.97765	0
2016	$15.97765	$17.44558	0
2017	$17.44558	$20.72806	0
2018	$20.72806	$19.31858	0
2019	$19.31858	$24.77616	0
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.64721	$19.02946	2,231
2011	$19.02946	$17.35437	2,231
2012	$17.35437	$18.51968	1,362
2013	$18.51968	$25.00068	1,036
2014	$25.00068	$25.03031	1,036
2015	$25.03031	$23.12701	1,036
2016	$23.12701	$20.71461	1,036
2017	$20.71461	$28.22471	1,036
2018	$28.22471	$30.66078	1,036
2019	$30.66078	$42.17955	1,036
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$26.86823	$31.40057	1,646
2011	$31.40057	$25.21503	1,682
2012	$25.21503	$29.69626	1,637
2013	$29.69626	$28.85875	1,312
2014	$28.85875	$27.06322	1,312
2015	$27.06322	$23.73107	0
2016	$23.73107	$24.87227	0
2017	$24.87227	$32.98670	0
2018	$32.98670	$26.72845	0
2019	$26.72845	$31.38405	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.33670	5,588
2015	$18.33670	$15.50413	3,424
2016	$15.50413	$17.50236	3,336
2017	$17.50236	$19.34173	3,387
2018	$19.34173	$17.49090	3,526
2019	$17.49090	$21.95962	3,310
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.41546	$11.84566	0
2011	$11.84566	$11.20336	0
2012	$11.20336	$12.52261	0
2013	$12.52261	$14.25630	0
2014	$14.25630	$14.29937	0
2015	$14.29937	$13.14211	0
2016	$13.14211	$13.62409	0
2017	$13.62409	$15.53276	0
2018	$15.53276	$14.25765	0
2019	$14.25765	$16.48684	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.26155	18,352
2014	$14.26155	$14.28242	18,461
2015	$14.28242	$13.10768	18,536
2016	$13.10768	$13.57771	10,105
2017	$13.57771	$15.46072	4,515
2018	$15.46072	$14.16962	4,652
2019	$14.16962	$16.38108	4,733
Morgan Stanley VIF Growth Portfolio, Class I
2010	$9.97278	$12.03075	736
2011	$12.03075	$11.48245	736
2012	$11.48245	$12.89456	201
2013	$12.89456	$18.74735	0
2014	$18.74735	$19.57824	0
2015	$19.57824	$21.57604	0
2016	$21.57604	$20.83922	0
2017	$20.83922	$29.29171	0
2018	$29.29171	$30.92556	0
2019	$30.92556	$40.02267	0
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.49197	18,760
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.58957	$22.44575	1,449
2011	$22.44575	$23.34430	1,407
2012	$23.34430	$26.54964	1,292
2013	$26.54964	$26.60354	923
2014	$26.60354	$33.88527	909
2015	$33.88527	$33.99301	0
2016	$33.99301	$35.65265	0
2017	$35.65265	$36.09656	0
2018	$36.09656	$32.70397	0
2019	$32.70397	$38.19230	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.71730	$14.68228	4,170
2011	$14.68228	$15.09611	4,163
2012	$15.09611	$16.87058	2,717
2013	$16.87058	$16.69911	2,711
2014	$16.69911	$17.60937	2,705
2015	$17.60937	$16.90547	955
2016	$16.90547	$17.70950	948
2017	$17.70950	$18.51247	942
2018	$18.51247	$17.39161	935
2019	$17.39161	$19.77018	831
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16389	0
2018	$11.16389	$10.02990	0
2019	$10.02990	$12.84231	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05199	0
2017	$10.05199	$12.92055	0
2018	$12.92055	$12.98682	0
2019	$12.98682	$17.43654	0
Putnam VT International Equity Fund - Class IB
2010	$10.56221	$11.41059	8,617
2011	$11.41059	$9.30661	8,497
2012	$9.30661	$11.14007	8,306
2013	$11.14007	$14.00857	7,338
2014	$14.00857	$12.82226	7,345
2015	$12.82226	$12.60735	7,331
2016	$12.60735	$12.07564	7,379
2017	$12.07564	$15.00907	5,586
2018	$15.00907	$11.91879	5,626
2019	$11.91879	$14.64625	5,593
Putnam VT Small Cap Value Fund - Class IB
2010	$10.57825	$13.08542	4,288
2011	$13.08542	$12.24128	4,046
2012	$12.24128	$14.12059	3,839
2013	$14.12059	$19.35614	3,745
2014	$19.35614	$19.65774	3,721
2015	$19.65774	$18.48302	1,770
2016	$18.48302	$23.13856	1,770
2017	$23.13856	$24.50858	885
2018	$24.50858	$19.26657	885
2019	$19.26657	$23.50297	885
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH BENEFIT
COMBINATION OPTION
Mortality & Expense = 1.74

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.58928	$9.51208	26,242
2011	$9.51208	$9.90591	22,417
2012	$9.90591	$11.40192	19,015
2013	$11.40192	$15.06649	14,088
2014	$15.06649	$16.16600	13,694
2015	$16.16600	$16.09768	13,205
2016	$16.09768	$17.55468	12,052
2017	$17.55468	$20.44093	11,132
2018	$20.44093	$18.89330	10,901
2019	$18.89330	$22.92849	10,685
AB VPS Large Cap Growth Portfolio - Class B
2010	$7.94179	$8.56366	3,521
2011	$8.56366	$8.13267	3,521
2012	$8.13267	$9.27131	906
2013	$9.27131	$12.47014	906
2014	$12.47014	$13.93719	1,096
2015	$13.93719	$15.16840	906
2016	$15.16840	$15.24323	8,803
2017	$15.24323	$19.70649	8,803
2018	$19.70649	$19.79449	8,240
2019	$19.79449	$26.11186	8,240
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87862	8,127
2017	$9.87862	$9.74020	7,990
2018	$9.74020	$9.69529	44,605
2019	$9.69529	$9.68636	44,422
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.16732	$13.45946	4,976
2011	$13.45946	$13.52966	4,976
2012	$13.52966	$14.96298	4,976
2013	$14.96298	$16.73823	4,976
2014	$16.73823	$17.19157	4,976
2015	$17.19157	$15.68744	4,976
2016	$15.68744	$17.56217	4,976
2017	$17.56217	$18.91081	4,976
2018	$18.91081	$17.76509	4,976
2019	$17.76509	$20.24209	4,976
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.70518	$11.68672	0
2011	$11.68672	$11.35448	0
2012	$11.35448	$12.73477	457
2013	$12.73477	$16.03611	456
2014	$16.03611	$16.86502	0
2015	$16.86502	$15.74010	0
2016	$15.74010	$17.93554	0
2017	$17.93554	$19.07944	0
2018	$19.07944	$17.03146	0
2019	$17.03146	$20.49529	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.23769	$14.08909	2,255
2011	$14.08909	$12.36152	1,747
2012	$12.36152	$14.34833	2,025
2013	$14.34833	$17.32270	2,956
2014	$17.32270	$15.11360	2,372
2015	$15.11360	$13.87456	2,097
2016	$13.87456	$14.59971	1,225
2017	$14.59971	$16.72715	1,173
2018	$16.72715	$13.88473	1,121
2019	$13.88473	$15.33950	1,069
Invesco V.I. American Franchise Fund - Series I
2010	$7.66174	$9.01502	1,149
2011	$9.01502	$8.30427	229
2012	$8.30427	$9.27191	1,139
2013	$9.27191	$12.75660	228
2014	$12.75660	$13.58099	228
2015	$13.58099	$14.00094	228
2016	$14.00094	$14.05812	228
2017	$14.05812	$17.57649	227
2018	$17.57649	$16.62885	227
2019	$16.62885	$22.32641	227
Invesco V.I. American Franchise Fund - Series II
2010	$7.49796	$8.80164	12,288
2011	$8.80164	$8.08926	12,695
2012	$8.08926	$9.00539	9,946
2013	$9.00539	$12.35971	4,994
2014	$12.35971	$13.12557	4,721
2015	$13.12557	$13.49836	4,585
2016	$13.49836	$13.52022	4,469
2017	$13.52022	$16.86221	4,357
2018	$16.86221	$15.90904	4,246
2019	$15.90904	$21.30849	4,134
Invesco V.I. American Value Fund - Series I
2010	$11.84958	$14.22118	17,281
2011	$14.22118	$14.09112	13,718
2012	$14.09112	$16.22773	9,229
2013	$16.22773	$21.39139	9,819
2014	$21.39139	$23.04916	9,562
2015	$23.04916	$20.56343	9,201
2016	$20.56343	$23.31768	8,364
2017	$23.31768	$25.17470	8,186
2018	$25.17470	$21.58725	8,003
2019	$21.58725	$26.49764	7,834
Invesco V.I. Comstock Fund - Series II
2010	$10.54204	$11.97448	21,851
2011	$11.97448	$11.50873	18,912
2012	$11.50873	$13.43664	18,819
2013	$13.43664	$17.89500	14,006
2014	$17.89500	$19.16757	12,197
2015	$19.16757	$17.65234	12,061
2016	$17.65234	$20.27551	11,916
2017	$20.27551	$23.40569	11,789
2018	$23.40569	$20.13495	11,656
2019	$20.13495	$24.69817	11,537

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.88560	$10.63287	1,637
2011	$10.63287	$10.43281	1,637
2012	$10.43281	$11.66400	0
2013	$11.66400	$14.80088	0
2014	$14.80088	$15.71474	0
2015	$15.71474	$14.53796	0
2016	$14.53796	$15.73866	0
2017	$15.73866	$17.48843	0
2018	$17.48843	$15.55473	0
2019	$15.55473	$19.69436	0
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.65271	$9.36183	12,145
2011	$9.36183	$9.18553	5,898
2012	$9.18553	$10.67416	4,232
2013	$10.67416	$13.70383	4,230
2014	$13.70383	$15.14051	3,678
2015	$15.14051	$15.13441	3,677
2016	$15.13441	$17.01940	11,223
2017	$17.01940	$18.10475	11,222
2018	$18.10475	$16.38411	10,684
2019	$16.38411	$20.07031	10,656
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.46451	3,782
2012	$12.46451	$13.75262	3,479
2013	$13.75262	$16.86201	4,316
2014	$16.86201	$18.00594	2,554
2015	$18.00594	$17.22061	2,276
2016	$17.22061	$19.41585	1,438
2017	$19.41585	$21.11782	1,373
2018	$21.11782	$18.71395	1,309
2019	$18.71395	$22.04910	1,245
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.92998	6,147
2012	$9.92998	$11.05596	6,147
2013	$11.05596	$13.26978	5,585
2014	$13.26978	$13.09089	4,969
2015	$13.09089	$12.64024	4,969
2016	$12.64024	$13.21757	4,969
2017	$13.21757	$15.91004	4,969
2018	$15.91004	$13.19031	4,969
2019	$13.19031	$16.16416	4,969
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.39546	57
2014	$14.39546	$14.35708	57
2015	$14.35708	$13.62023	56
2016	$13.62023	$14.82081	56
2017	$14.82081	$15.44186	56
2018	$15.44186	$14.61284	56
2019	$14.61284	$16.23462	56

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.02514	$13.47219	141
2011	$13.47219	$12.38339	0
2012	$12.38339	$13.48889	0
2013	$13.48889	$17.05899	0
2014	$17.05899	$17.49058	0
2015	$17.49058	$16.47991	0
2016	$16.47991	$18.35397	0
2017	$18.35397	$20.70871	0
2018	$20.70871	$18.02145	0
2019	$18.02145	$22.16517	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.54934	$14.43153	0
2011	$14.43153	$12.84259	0
2012	$12.84259	$14.07378	0
2013	$14.07378	$18.87491	0
2014	$18.87491	$19.95609	0
2015	$19.95609	$19.79633	0
2016	$19.79633	$19.54760	0
2017	$19.54760	$23.44181	0
2018	$23.44181	$21.66014	0
2019	$21.66014	$28.49638	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.85242	$9.95880	10,198
2011	$9.95880	$9.92760	10,017
2012	$9.92760	$11.25837	4,795
2013	$11.25837	$14.54112	2,216
2014	$14.54112	$16.12544	1,169
2015	$16.12544	$15.95441	923
2016	$15.95441	$17.41847	8,326
2017	$17.41847	$20.69378	8,326
2018	$20.69378	$19.28470	7,798
2019	$19.28470	$24.73024	7,798
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.63596	$19.01294	984
2011	$19.01294	$17.33758	903
2012	$17.33758	$18.49991	824
2013	$18.49991	$24.97149	753
2014	$24.97149	$24.99859	736
2015	$24.99859	$23.09537	651
2016	$23.09537	$20.68421	622
2017	$20.68421	$28.18049	594
2018	$28.18049	$30.60966	566
2019	$30.60966	$42.10501	538
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$26.84533	$31.37067	2,707
2011	$31.37067	$25.18851	2,707
2012	$25.18851	$29.66205	2,647
2013	$29.66205	$28.82262	2,587
2014	$28.82262	$27.02664	2,587
2015	$27.02664	$23.69661	2,587
2016	$23.69661	$24.83368	0
2017	$24.83368	$32.93223	0
2018	$32.93223	$26.68163	0
2019	$26.68163	$31.32594	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.31199	0
2015	$18.31199	$15.48167	0
2016	$15.48167	$17.47527	0
2017	$17.47527	$19.30987	0
2018	$19.30987	$17.46034	0
2019	$17.46034	$21.91905	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.40569	$11.83433	155
2011	$11.83433	$11.19154	155
2012	$11.19154	$12.50813	155
2013	$12.50813	$14.23840	154
2014	$14.23840	$14.27998	154
2015	$14.27998	$13.12298	153
2016	$13.12298	$13.60290	153
2017	$13.60290	$15.50705	153
2018	$15.50705	$14.23262	152
2019	$14.23262	$16.45625	152
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.24368	19,770
2014	$14.24368	$14.26310	18,591
2015	$14.26310	$13.08864	18,590
2016	$13.08864	$13.55664	13,336
2017	$13.55664	$15.43518	13,336
2018	$15.43518	$14.14478	13,336
2019	$14.14478	$16.35074	13,336
Morgan Stanley VIF Growth Portfolio, Class I
2010	$9.96426	$12.01926	0
2011	$12.01926	$11.47033	0
2012	$11.47033	$12.87965	0
2013	$12.87965	$18.72382	0
2014	$18.72382	$19.55170	102
2015	$19.55170	$21.54463	0
2016	$21.54463	$20.80683	5,890
2017	$20.80683	$29.24326	5,890
2018	$29.24326	$30.87130	5,469
2019	$30.87130	$39.94846	5,470
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.49125	21,437
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.57455	$22.42434	2,312
2011	$22.42434	$23.31971	1,335
2012	$23.31971	$26.51902	1,335
2013	$26.51902	$26.57020	345
2014	$26.57020	$33.83941	446
2015	$33.83941	$33.94361	344
2016	$33.94361	$35.59728	124
2017	$35.59728	$36.03690	124
2018	$36.03690	$32.64664	124
2019	$32.64664	$38.12152	124

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.70557	$14.66828	28,759
2011	$14.66828	$15.08020	23,982
2012	$15.08020	$16.85111	21,948
2013	$16.85111	$16.67817	23,043
2014	$16.67817	$17.58553	21,956
2015	$17.58553	$16.88089	20,834
2016	$16.88089	$17.68200	120
2017	$17.68200	$18.48189	119
2018	$18.48189	$17.36113	119
2019	$17.36113	$19.73356	119
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16318	0
2018	$11.16318	$10.02825	0
2019	$10.02825	$12.83892	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05187	0
2017	$10.05187	$12.91911	0
2018	$12.91911	$12.98407	0
2019	$12.98407	$17.43110	0
Putnam VT International Equity Fund - Class IB
2010	$10.55317	$11.39969	11,711
2011	$11.39969	$9.29680	11,171
2012	$9.29680	$11.12720	10,280
2013	$11.12720	$13.99102	6,202
2014	$13.99102	$12.80491	6,057
2015	$12.80491	$12.58903	5,910
2016	$12.58903	$12.05687	5,755
2017	$12.05687	$14.98424	5,277
2018	$14.98424	$11.89788	5,133
2019	$11.89788	$14.61909	5,004
Putnam VT Small Cap Value Fund - Class IB
2010	$10.57014	$13.07408	5,587
2011	$13.07408	$12.22944	5,455
2012	$12.22944	$14.10552	3,269
2013	$14.10552	$19.33355	3,119
2014	$19.33355	$19.63285	2,973
2015	$19.63285	$18.45777	2,825
2016	$18.45777	$23.10465	2,670
2017	$23.10465	$24.47022	2,532
2018	$24.47022	$19.23447	2,388
2019	$19.23447	$23.46147	2,258
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$9.06205	$10.03463	1,555,509
2011	$10.03463	$10.44907	1,271,160
2012	$10.44907	$12.02591	1,093,459
2013	$12.02591	$15.88943	903,648
2014	$15.88943	$17.04730	763,749
2015	$17.04730	$16.97357	648,454
2016	$16.97357	$18.50799	577,237
2017	$18.50799	$21.54882	510,478
2018	$21.54882	$19.91530	456,012
2019	$19.91530	$24.16636	423,537
AB VPS Large Cap Growth Portfolio - Class B
2010	$5.50024	$5.93034	827,739
2011	$5.93034	$5.63132	678,410
2012	$5.63132	$6.41911	549,957
2013	$6.41911	$8.63299	486,341
2014	$8.63299	$9.64766	418,971
2015	$9.64766	$10.49888	372,238
2016	$10.49888	$10.54961	349,704
2017	$10.54961	$13.63719	297,468
2018	$13.63719	$13.69672	267,911
2019	$13.69672	$18.06620	362,898
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87796	343,341
2017	$9.87796	$9.73856	389,797
2018	$9.73856	$9.69269	926,959
2019	$9.69269	$9.68278	855,411
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.16091	$13.45103	569,692
2011	$13.45103	$13.51984	491,589
2012	$13.51984	$14.95062	435,989
2013	$14.95062	$16.72274	385,376
2014	$16.72274	$17.17396	372,494
2015	$17.17396	$15.66979	388,441
2016	$15.66979	$17.54065	328,021
2017	$17.54065	$18.88577	306,883
2018	$18.88577	$17.73978	290,560
2019	$17.73978	$20.21123	265,789
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.69893	$11.67873	306,157
2011	$11.67873	$11.34560	240,326
2012	$11.34560	$12.72353	199,760
2013	$12.72353	$16.02034	170,394
2014	$16.02034	$16.84675	134,534
2015	$16.84675	$15.72148	121,427
2016	$15.72148	$17.91252	118,508
2017	$17.91252	$19.05305	101,137
2018	$19.05305	$17.00620	90,021
2019	$17.00620	$20.46285	81,633

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.23043	$14.07997	420,070
2011	$14.07997	$12.35228	321,615
2012	$12.35228	$14.33618	274,199
2013	$14.33618	$17.30629	245,919
2014	$17.30629	$15.09776	205,231
2015	$15.09776	$13.85865	184,837
2016	$13.85865	$14.58151	171,993
2017	$14.58151	$16.70463	152,729
2018	$16.70463	$13.86464	138,837
2019	$13.86464	$15.31577	126,598
Invesco V.I. American Franchise Fund - Series I
2010	$4.75815	$5.59800	505,870
2011	$5.59800	$5.15613	408,958
2012	$5.15613	$5.75636	949,896
2013	$5.75636	$7.91898	808,270
2014	$7.91898	$8.42991	670,274
2015	$8.42991	$8.68971	586,986
2016	$8.68971	$8.72433	528,777
2017	$8.72433	$10.90671	484,766
2018	$10.90671	$10.31764	399,330
2019	$10.31764	$13.85140	353,041
Invesco V.I. American Franchise Fund - Series II
2010	$6.91333	$8.11456	935,838
2011	$8.11456	$7.45704	715,437
2012	$7.45704	$8.30073	613,976
2013	$8.30073	$11.39144	540,986
2014	$11.39144	$12.09610	436,232
2015	$12.09610	$12.43840	368,690
2016	$12.43840	$12.45731	325,054
2017	$12.45731	$15.53502	293,488
2018	$15.53502	$14.65540	242,403
2019	$14.65540	$19.62741	207,036
Invesco V.I. American Value Fund - Series I
2010	$11.66438	$13.99752	1,158,219
2011	$13.99752	$13.86813	915,106
2012	$13.86813	$15.96934	742,300
2013	$15.96934	$21.04867	605,569
2014	$21.04867	$22.67762	501,691
2015	$22.67762	$20.22992	425,666
2016	$20.22992	$22.93722	384,530
2017	$22.93722	$24.76146	344,725
2018	$24.76146	$21.23076	298,203
2019	$21.23076	$26.05744	260,368
Invesco V.I. Comstock Fund - Series II
2010	$10.53393	$11.96408	1,993,232
2011	$11.96408	$11.49760	1,565,698
2012	$11.49760	$13.42229	1,299,096
2013	$13.42229	$17.87412	1,083,604
2014	$17.87412	$19.14330	914,559
2015	$19.14330	$17.62822	788,602
2016	$17.62822	$20.24579	722,173
2017	$20.24579	$23.36905	640,426
2018	$23.36905	$20.10141	530,893
2019	$20.10141	$24.65458	456,371

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.88198	$10.62790	444,294
2011	$10.62790	$10.42689	373,106
2012	$10.42689	$11.65621	318,862
2013	$11.65621	$14.78950	266,592
2014	$14.78950	$15.70110	226,840
2015	$15.70110	$14.52390	200,058
2016	$14.52390	$15.72187	181,615
2017	$15.72187	$17.46803	161,580
2018	$17.46803	$15.53502	146,221
2019	$15.53502	$19.66744	134,487
Invesco V.I. Diversified Dividend Fund - Series II
2010	$9.19401	$9.94649	1,165,045
2011	$9.94649	$9.75821	986,820
2012	$9.75821	$11.33852	750,443
2013	$11.33852	$14.55530	666,934
2014	$14.55530	$16.07962	549,196
2015	$16.07962	$16.07154	504,260
2016	$16.07154	$18.07144	445,748
2017	$18.07144	$19.22197	399,664
2018	$19.22197	$17.39339	328,677
2019	$17.39339	$21.30453	286,449
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.98009	223,866
2012	$12.98009	$14.32005	186,340
2013	$14.32005	$17.55599	159,294
2014	$17.55599	$18.74514	136,653
2015	$18.74514	$17.92578	119,685
2016	$17.92578	$20.20889	106,495
2017	$20.20889	$21.97818	131,744
2018	$21.97818	$19.47442	121,650
2019	$19.47442	$22.94280	113,647
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.32480	484,736
2012	$9.32480	$10.38112	410,321
2013	$10.38112	$12.45857	348,513
2014	$12.45857	$12.28939	300,511
2015	$12.28939	$11.86514	268,431
2016	$11.86514	$12.40583	239,722
2017	$12.40583	$14.93147	212,350
2018	$14.93147	$12.37777	180,834
2019	$12.37777	$15.16692	158,820
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.37720	223,723
2014	$8.37720	$8.35403	194,336
2015	$8.35403	$7.92447	162,175
2016	$7.92447	$8.62212	154,539
2017	$8.62212	$8.98253	147,878
2018	$8.98253	$8.49943	127,531
2019	$8.49943	$9.44178	106,412

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$12.01937	$13.46437	89,693
2011	$13.46437	$12.37498	75,085
2012	$12.37498	$13.47840	65,791
2013	$13.47840	$17.04401	61,370
2014	$17.04401	$17.47347	46,358
2015	$17.47347	$16.46214	44,582
2016	$16.46214	$18.33236	41,662
2017	$18.33236	$20.68227	39,569
2018	$20.68227	$17.99664	35,284
2019	$17.99664	$22.13244	31,261
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.54514	$14.42485	117,496
2011	$14.42485	$12.83537	98,423
2012	$12.83537	$14.06446	76,497
2013	$14.06446	$18.86054	71,225
2014	$18.86054	$19.93890	62,592
2015	$19.93890	$19.77730	58,105
2016	$19.77730	$19.52686	51,261
2017	$19.52686	$23.41461	39,314
2018	$23.41461	$21.63283	41,524
2019	$21.63283	$28.45759	37,539
Invesco V.I. S&P 500 Index Fund - Series II
2010	$7.18902	$8.08670	1,858,049
2011	$8.08670	$8.06057	1,475,013
2012	$8.06057	$9.14013	1,268,298
2013	$9.14013	$11.80407	1,169,108
2014	$11.80407	$13.08886	971,692
2015	$13.08886	$12.94873	875,990
2016	$12.94873	$14.13557	829,564
2017	$14.13557	$16.79189	737,059
2018	$16.79189	$15.64692	652,491
2019	$15.64692	$20.06323	584,642
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.62474	$18.99648	339,626
2011	$18.99648	$17.32084	275,836
2012	$17.32084	$18.48019	229,981
2013	$18.48019	$24.94239	182,265
2014	$24.94239	$24.96695	160,862
2015	$24.96695	$23.06384	130,682
2016	$23.06384	$20.65391	121,964
2017	$20.65391	$28.13642	103,623
2018	$28.13642	$30.55871	91,967
2019	$30.55871	$42.03072	84,330
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$16.07298	$18.78054	482,142
2011	$18.78054	$15.07799	410,198
2012	$15.07799	$17.75411	361,857
2013	$17.75411	$17.24994	305,641
2014	$17.24994	$16.17345	245,058
2015	$16.17345	$14.17925	209,943
2016	$14.17925	$14.85815	196,688
2017	$14.85815	$19.70161	178,835
2018	$19.70161	$15.96060	168,054
2019	$15.96060	$18.73688	155,548

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$16.17226	264,678
2015	$16.17226	$13.67129	226,732
2016	$13.67129	$15.43023	205,837
2017	$15.43023	$17.04843	188,088
2018	$17.04843	$15.41395	165,006
2019	$15.41395	$19.34816	143,375
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$8.96999	$9.30616	442,854
2011	$9.30616	$8.79981	342,339
2012	$8.79981	$9.83407	306,627
2013	$9.83407	$11.19331	257,045
2014	$11.19331	$11.22488	211,752
2015	$11.22488	$10.31437	186,184
2016	$10.31437	$10.69051	180,528
2017	$10.69051	$12.18575	168,668
2018	$12.18575	$11.18316	153,393
2019	$11.18316	$12.92905	124,854
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.00124	650,239
2014	$13.00124	$13.01767	547,021
2015	$13.01767	$11.94457	493,293
2016	$11.94457	$12.37042	445,453
2017	$12.37042	$14.08320	392,782
2018	$14.08320	$12.90455	329,986
2019	$12.90455	$14.91559	281,029
Morgan Stanley VIF Growth Portfolio, Class I
2010	$7.16582	$8.64281	489,052
2011	$8.64281	$8.24727	421,600
2012	$8.24727	$9.25966	366,149
2013	$9.25966	$13.45989	322,828
2014	$13.45989	$14.05362	295,305
2015	$14.05362	$15.48457	268,882
2016	$15.48457	$14.95281	237,982
2017	$14.95281	$21.01355	206,366
2018	$21.01355	$22.18118	150,853
2019	$22.18118	$28.70029	144,002
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.49053	1,530,213
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$21.19925	$27.04660	269,441
2011	$27.04660	$28.12372	215,134
2012	$28.12372	$31.97891	188,405
2013	$31.97891	$32.03742	172,449
2014	$32.03742	$40.79831	137,934
2015	$40.79831	$40.91986	111,587
2016	$40.91986	$42.90914	101,354
2017	$42.90914	$43.43473	92,361
2018	$43.43473	$39.34454	82,489
2019	$39.34454	$45.93808	73,938

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$15.13259	$16.19390	877,020
2011	$16.19390	$16.64702	742,403
2012	$16.64702	$18.60007	689,988
2013	$18.60007	$18.40735	619,532
2014	$18.40735	$19.40685	502,930
2015	$19.40685	$18.62736	418,562
2016	$18.62736	$19.50939	388,749
2017	$19.50939	$20.38991	360,723
2018	$20.38991	$19.15153	317,465
2019	$19.15153	$21.76645	287,194
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16247	254,529
2018	$11.16247	$10.02662	220,660
2019	$10.02662	$12.83555	192,840
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05176	316,660
2017	$10.05176	$12.91767	254,063
2018	$12.91767	$12.98132	228,379
2019	$12.98132	$17.42564	204,313
Putnam VT International Equity Fund - Class IB
2010	$8.05804	$8.70355	1,205,680
2011	$8.70355	$7.09730	1,003,587
2012	$7.09730	$8.49380	816,928
2013	$8.49380	$10.67877	672,689
2014	$10.67877	$9.77247	541,609
2015	$9.77247	$9.60676	464,226
2016	$9.60676	$9.19976	433,789
2017	$9.19976	$11.43229	391,682
2018	$11.43229	$9.07663	363,987
2019	$9.07663	$11.15147	334,024
Putnam VT Small Cap Value Fund - Class IB
2010	$10.56203	$13.06275	614,251
2011	$13.06275	$12.21762	490,766
2012	$12.21762	$14.09048	367,782
2013	$14.09048	$19.31101	298,845
2014	$19.31101	$19.60798	245,436
2015	$19.60798	$18.43255	204,255
2016	$18.43255	$23.07080	178,826
2017	$23.07080	$24.43194	164,768
2018	$24.43194	$19.20245	148,395
2019	$19.20245	$23.42007	127,368
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME BENEFIT
COMBINATION OPTION 2
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.54535	$9.45775	0
2011	$9.45775	$9.84345	0
2012	$9.84345	$11.32319	0
2013	$11.32319	$14.95349	0
2014	$14.95349	$16.03515	0
2015	$16.03515	$15.95782	0
2016	$15.95782	$17.39174	0
2017	$17.39174	$20.23910	0
2018	$20.23910	$18.69546	0
2019	$18.69546	$22.67480	0
AB VPS Large Cap Growth Portfolio - Class B
2010	$7.90120	$8.51478	0
2011	$8.51478	$8.08140	0
2012	$8.08140	$9.20733	0
2013	$9.20733	$12.37665	0
2014	$12.37665	$13.82441	0
2015	$13.82441	$15.03663	0
2016	$15.03663	$15.10176	0
2017	$15.10176	$19.51190	0
2018	$19.51190	$19.58722	0
2019	$19.58722	$25.82294	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87465	0
2017	$9.87465	$9.73046	0
2018	$9.73046	$9.67974	0
2019	$9.67974	$9.66502	0
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.12573	$13.40541	0
2011	$13.40541	$13.46727	0
2012	$13.46727	$14.88502	0
2013	$14.88502	$16.64103	0
2014	$16.64103	$17.08149	0
2015	$17.08149	$15.57764	0
2016	$15.57764	$17.42880	0
2017	$17.42880	$18.75598	0
2018	$18.75598	$17.60902	0
2019	$17.60902	$20.05222	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.66788	$11.63901	0
2011	$11.63901	$11.30137	0
2012	$11.30137	$12.66758	0
2013	$12.66758	$15.94192	0
2014	$15.94192	$16.75590	0
2015	$16.75590	$15.62888	0
2016	$15.62888	$17.79815	0
2017	$17.79815	$18.92196	0
2018	$18.92196	$16.88069	0
2019	$16.88069	$20.30168	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.19182	$14.03186	0
2011	$14.03186	$12.30393	0
2012	$12.30393	$14.27289	0
2013	$14.27289	$17.22128	0
2014	$17.22128	$15.01608	0
2015	$15.01608	$13.77677	0
2016	$13.77677	$14.48812	0
2017	$14.48812	$16.58939	0
2018	$16.58939	$13.76206	0
2019	$13.76206	$15.19485	0
Invesco V.I. American Franchise Fund - Series I
2010	$7.62259	$8.96357	0
2011	$8.96357	$8.25193	0
2012	$8.25193	$9.20792	0
2013	$9.20792	$12.66096	0
2014	$12.66096	$13.47109	0
2015	$13.47109	$13.87931	0
2016	$13.87931	$13.92764	0
2017	$13.92764	$17.40296	0
2018	$17.40296	$16.45472	0
2019	$16.45472	$22.07938	0
Invesco V.I. American Franchise Fund - Series II
2010	$7.45960	$8.75138	0
2011	$8.75138	$8.03825	0
2012	$8.03825	$8.94320	0
2013	$8.94320	$12.26699	0
2014	$12.26699	$13.01930	0
2015	$13.01930	$13.38105	0
2016	$13.38105	$13.39470	0
2017	$13.39470	$16.69569	0
2018	$16.69569	$15.74243	0
2019	$15.74243	$21.07270	0
Invesco V.I. American Value Fund - Series I
2010	$11.78901	$14.14001	0
2011	$14.14001	$14.00232	0
2012	$14.00232	$16.11578	0
2013	$16.11578	$21.23107	0
2014	$21.23107	$22.86270	0
2015	$22.86270	$20.38483	0
2016	$20.38483	$23.10133	0
2017	$23.10133	$24.92621	0
2018	$24.92621	$21.36126	0
2019	$21.36126	$26.20452	0
Invesco V.I. Comstock Fund - Series II
2010	$10.49359	$11.91230	2,330
2011	$11.91230	$11.44214	2,328
2012	$11.44214	$13.35086	1,993
2013	$13.35086	$17.77010	1,428
2014	$17.77010	$19.02238	1,171
2015	$19.02238	$17.50810	908
2016	$17.50810	$20.09779	908
2017	$20.09779	$23.18666	0
2018	$23.18666	$19.93449	0
2019	$19.93449	$24.43762	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.86381	$10.60307	0
2011	$10.60307	$10.39734	0
2012	$10.39734	$11.61735	0
2013	$11.61735	$14.73284	0
2014	$14.73284	$15.63312	0
2015	$15.63312	$14.45377	0
2016	$14.45377	$15.63817	0
2017	$15.63817	$17.36637	0
2018	$17.36637	$15.43684	0
2019	$15.43684	$19.53337	0
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.60847	$9.30838	0
2011	$9.30838	$9.12762	0
2012	$9.12762	$10.60049	0
2013	$10.60049	$13.60107	0
2014	$13.60107	$15.01795	0
2015	$15.01795	$15.00290	0
2016	$15.00290	$16.86140	0
2017	$16.86140	$17.92595	0
2018	$17.92595	$16.21251	0
2019	$16.21251	$19.84820	0
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.38593	0
2012	$12.38593	$13.65769	0
2013	$13.65769	$16.73560	0
2014	$16.73560	$17.86023	0
2015	$17.86023	$17.07100	0
2016	$17.07100	$19.23566	0
2017	$19.23566	$20.90932	0
2018	$20.90932	$18.51800	0
2019	$18.51800	$21.80515	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.86739	0
2012	$9.86739	$10.97966	0
2013	$10.97966	$13.17031	0
2014	$13.17031	$12.98494	0
2015	$12.98494	$12.53042	0
2016	$12.53042	$13.09489	0
2017	$13.09489	$15.75294	0
2018	$15.75294	$13.05218	0
2019	$13.05218	$15.98530	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.28750	0
2014	$14.28750	$14.24084	0
2015	$14.24084	$13.50184	0
2016	$13.50184	$14.68319	0
2017	$14.68319	$15.28932	0
2018	$15.28932	$14.45975	0
2019	$14.45975	$16.05491	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$11.98410	$13.41817	0
2011	$13.41817	$12.32637	0
2012	$12.32637	$13.41870	0
2013	$13.41870	$16.96004	0
2014	$16.96004	$17.37869	0
2015	$17.37869	$16.36466	0
2016	$16.36466	$18.21470	0
2017	$18.21470	$20.53928	0
2018	$20.53928	$17.86323	0
2019	$17.86323	$21.95739	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.50990	$14.37363	0
2011	$14.37363	$12.78341	0
2012	$12.78341	$14.00049	0
2013	$14.00049	$18.76537	0
2014	$18.76537	$19.82836	0
2015	$19.82836	$19.65781	0
2016	$19.65781	$19.39921	0
2017	$19.39921	$23.24996	0
2018	$23.24996	$21.46990	0
2019	$21.46990	$28.22915	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.80713	$9.90191	0
2011	$9.90191	$9.86499	0
2012	$9.86499	$11.18063	0
2013	$11.18063	$14.43205	0
2014	$14.43205	$15.99489	0
2015	$15.99489	$15.81575	0
2016	$15.81575	$17.25676	0
2017	$17.25676	$20.48940	0
2018	$20.48940	$19.08270	0
2019	$19.08270	$24.45653	0
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.56876	$18.91432	0
2011	$18.91432	$17.23731	0
2012	$17.23731	$18.38186	0
2013	$18.38186	$24.79728	0
2014	$24.79728	$24.80929	0
2015	$24.80929	$22.90672	0
2016	$22.90672	$20.50299	0
2017	$20.50299	$27.91691	0
2018	$27.91691	$30.30507	0
2019	$30.30507	$41.66104	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$26.70818	$31.19171	0
2011	$31.19171	$25.02981	0
2012	$25.02981	$29.45745	0
2013	$29.45745	$28.60664	0
2014	$28.60664	$26.80801	0
2015	$26.80801	$23.49081	0
2016	$23.49081	$24.60328	0
2017	$24.60328	$32.60722	0
2018	$32.60722	$26.40235	0
2019	$26.40235	$30.97945	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.16379	0
2015	$18.16379	$15.34717	0
2016	$15.34717	$17.31309	0
2017	$17.31309	$19.11921	0
2018	$19.11921	$17.27750	0
2019	$17.27750	$21.67652	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.34741	$11.76682	1,033
2011	$11.76682	$11.12103	1,033
2012	$11.12103	$12.42187	1,033
2013	$12.42187	$14.13172	1,033
2014	$14.13172	$14.16450	1,033
2015	$14.16450	$13.00905	1,033
2016	$13.00905	$13.47674	1,033
2017	$13.47674	$15.35404	0
2018	$15.35404	$14.08369	0
2019	$14.08369	$16.27428	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.13692	1,101
2014	$14.13692	$14.14771	1,101
2015	$14.14771	$12.97497	1,101
2016	$12.97497	$13.43086	1,101
2017	$13.43086	$15.28283	0
2018	$15.28283	$13.99672	0
2019	$13.99672	$16.16987	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$9.91332	$11.95066	0
2011	$11.95066	$11.39803	0
2012	$11.39803	$12.79077	0
2013	$12.79077	$18.58345	0
2014	$18.58345	$19.39349	0
2015	$19.39349	$21.35748	0
2016	$21.35748	$20.61374	0
2017	$20.61374	$28.95457	0
2018	$28.95457	$30.54809	0
2019	$30.54809	$39.50650	0
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.48695	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.48473	$22.29638	349
2011	$22.29638	$23.17277	349
2012	$23.17277	$26.33608	349
2013	$26.33608	$26.37107	349
2014	$26.37107	$33.56568	349
2015	$33.56568	$33.64884	349
2016	$33.64884	$35.26705	349
2017	$35.26705	$35.68124	0
2018	$35.68124	$32.30493	0
2019	$32.30493	$37.69988	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.63556	$14.58459	0
2011	$14.58459	$14.98519	0
2012	$14.98519	$16.73488	0
2013	$16.73488	$16.55320	0
2014	$16.55320	$17.44330	0
2015	$17.44330	$16.73432	0
2016	$16.73432	$17.51798	0
2017	$17.51798	$18.29950	0
2018	$18.29950	$17.17944	0
2019	$17.17944	$19.51533	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15890	0
2018	$11.15890	$10.01836	0
2019	$10.01836	$12.81856	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05118	0
2017	$10.05118	$12.91050	0
2018	$12.91050	$12.96759	0
2019	$12.96759	$17.39854	0
Putnam VT International Equity Fund - Class IB
2010	$10.49924	$11.33465	0
2011	$11.33465	$9.23821	0
2012	$9.23821	$11.05044	0
2013	$11.05044	$13.88616	0
2014	$13.88616	$12.70130	0
2015	$12.70130	$12.47969	0
2016	$12.47969	$11.94500	0
2017	$11.94500	$14.83634	0
2018	$14.83634	$11.77332	0
2019	$11.77332	$14.45737	0
Putnam VT Small Cap Value Fund - Class IB
2010	$10.52159	$13.00624	0
2011	$13.00624	$12.15869	0
2012	$12.15869	$14.01549	0
2013	$14.01549	$19.19863	0
2014	$19.19863	$19.48414	0
2015	$19.48414	$18.30696	0
2016	$18.30696	$22.90218	0
2017	$22.90218	$24.24127	0
2018	$24.24127	$19.04301	0
2019	$19.04301	$23.21401	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH BENEFIT
COMBINATION OPTION
Mortality & Expense = 1.84

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.51621	$9.42174	41,665
2011	$9.42174	$9.80206	41,184
2012	$9.80206	$11.27108	39,106
2013	$11.27108	$14.87872	36,036
2014	$14.87872	$15.94857	33,097
2015	$15.94857	$15.86531	31,305
2016	$15.86531	$17.28402	22,916
2017	$17.28402	$20.10574	22,767
2018	$20.10574	$18.56479	20,380
2019	$18.56479	$22.50731	20,244
AB VPS Large Cap Growth Portfolio - Class B
2010	$7.87424	$8.48234	17,889
2011	$8.48234	$8.04740	17,709
2012	$8.04740	$9.16491	17,302
2013	$9.16491	$12.31471	16,220
2014	$12.31471	$13.74971	13,896
2015	$13.74971	$14.94941	13,833
2016	$14.94941	$15.00818	13,796
2017	$15.00818	$19.38329	13,795
2018	$19.38329	$19.45028	13,795
2019	$19.45028	$25.63216	15,573
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87201	12,182
2017	$9.87201	$9.72398	12,168
2018	$9.72398	$9.66941	8,058
2019	$9.66941	$9.65084	8,020
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.09825	$13.36968	8,261
2011	$13.36968	$13.42601	15,263
2012	$13.42601	$14.83347	14,529
2013	$14.83347	$16.57677	6,615
2014	$16.57677	$17.00873	6,144
2015	$17.00873	$15.50507	5,495
2016	$15.50507	$17.34070	4,687
2017	$17.34070	$18.65374	3,334
2018	$18.65374	$17.50599	2,541
2019	$17.50599	$19.92692	1,766
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.64364	$11.60793	831
2011	$11.60793	$11.26669	780
2012	$11.26669	$12.62364	731
2013	$12.62364	$15.88028	686
2014	$15.88028	$16.68444	639
2015	$16.68444	$15.55600	588
2016	$15.55600	$17.70809	541
2017	$17.70809	$18.81871	0
2018	$18.81871	$16.78181	0
2019	$16.78181	$20.17469	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.16180	$13.99434	4,160
2011	$13.99434	$12.26614	3,204
2012	$12.26614	$14.22335	2,897
2013	$14.22335	$17.15465	2,897
2014	$17.15465	$14.95199	2,897
2015	$14.95199	$13.71248	2,271
2016	$13.71248	$14.41477	2,271
2017	$14.41477	$16.49882	2,271
2018	$16.49882	$13.68143	2,271
2019	$13.68143	$15.09978	2,271
Invesco V.I. American Franchise Fund - Series I
2010	$7.59658	$8.92942	0
2011	$8.92942	$8.21721	0
2012	$8.21721	$9.16551	8,242
2013	$9.16551	$12.59760	8,124
2014	$12.59760	$13.39831	8,018
2015	$13.39831	$13.79880	7,836
2016	$13.79880	$13.84134	6,176
2017	$13.84134	$17.28824	5,944
2018	$17.28824	$16.33968	5,767
2019	$16.33968	$21.91625	5,483
Invesco V.I. American Franchise Fund - Series II
2010	$7.43416	$8.71804	15,084
2011	$8.71804	$8.00442	14,397
2012	$8.00442	$8.90201	12,803
2013	$8.90201	$12.20561	11,774
2014	$12.20561	$12.94897	10,887
2015	$12.94897	$13.30344	9,069
2016	$13.30344	$13.31172	7,092
2017	$13.31172	$16.58564	6,926
2018	$16.58564	$15.63236	6,880
2019	$15.63236	$20.91700	6,855
Invesco V.I. American Value Fund - Series I
2010	$11.74882	$14.08616	25,773
2011	$14.08616	$13.94343	24,830
2012	$13.94343	$16.04156	23,642
2013	$16.04156	$21.12484	21,931
2014	$21.12484	$22.73920	22,027
2015	$22.73920	$20.26660	21,267
2016	$20.26660	$22.95818	12,417
2017	$22.95818	$24.76187	11,814
2018	$24.76187	$21.21189	10,707
2019	$21.21189	$26.01088	10,340
Invesco V.I. Comstock Fund - Series II
2010	$10.46146	$11.87110	32,521
2011	$11.87110	$11.39800	28,669
2012	$11.39800	$13.29402	27,354
2013	$13.29402	$17.68738	26,802
2014	$17.68738	$18.92625	25,207
2015	$18.92625	$17.41266	24,130
2016	$17.41266	$19.98028	16,527
2017	$19.98028	$23.04189	15,329
2018	$23.04189	$19.80205	14,154
2019	$19.80205	$24.26556	13,489

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.84929	$10.58324	7,990
2011	$10.58324	$10.37374	7,988
2012	$10.37374	$11.58633	6,937
2013	$11.58633	$14.68763	6,899
2014	$14.68763	$15.57892	3,839
2015	$15.57892	$14.39790	2,605
2016	$14.39790	$15.57150	2,569
2017	$15.57150	$17.28544	2,391
2018	$17.28544	$15.35871	1,688
2019	$15.35871	$19.42675	1,329
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.57916	$9.27297	20,062
2011	$9.27297	$9.08927	19,933
2012	$9.08927	$10.55173	19,446
2013	$10.55173	$13.53311	16,657
2014	$13.53311	$14.93693	13,418
2015	$14.93693	$14.91599	12,733
2016	$14.91599	$16.75706	12,235
2017	$16.75706	$17.80792	11,913
2018	$17.80792	$16.09928	10,815
2019	$16.09928	$19.70169	9,906
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.33387	9,001
2012	$12.33387	$13.59484	8,999
2013	$13.59484	$16.65192	8,997
2014	$16.65192	$17.76383	8,995
2015	$17.76383	$16.97206	8,762
2016	$16.97206	$19.11655	8,760
2017	$19.11655	$20.77157	8,602
2018	$20.77157	$18.38861	8,601
2019	$18.38861	$21.64412	8,600
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.82587	12,462
2012	$9.82587	$10.92908	11,702
2013	$10.92908	$13.10440	11,693
2014	$13.10440	$12.91481	11,689
2015	$12.91481	$12.45775	10,719
2016	$12.45775	$13.01376	4,559
2017	$13.01376	$15.64912	4,108
2018	$15.64912	$12.96093	4,088
2019	$12.96093	$15.86720	4,069
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.21605	5,933
2014	$14.21605	$14.16397	5,933
2015	$14.16397	$13.42359	5,619
2016	$13.42359	$14.59228	5,327
2017	$14.59228	$15.18861	5,247
2018	$15.18861	$14.35873	2,249
2019	$14.35873	$15.93637	2,048

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$11.95680	$13.38225	0
2011	$13.38225	$12.28844	0
2012	$12.28844	$13.37205	0
2013	$13.37205	$16.89434	0
2014	$16.89434	$17.30444	0
2015	$17.30444	$16.28822	0
2016	$16.28822	$18.12240	0
2017	$18.12240	$20.42705	0
2018	$20.42705	$17.75846	0
2019	$17.75846	$21.81989	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.48370	$14.33517	0
2011	$14.33517	$12.74412	0
2012	$12.74412	$13.95188	0
2013	$13.95188	$18.69273	0
2014	$18.69273	$19.74370	0
2015	$19.74370	$19.56605	0
2016	$19.56605	$19.30096	0
2017	$19.30096	$23.12299	0
2018	$23.12299	$21.34405	0
2019	$21.34405	$28.05246	0
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.77714	$9.86425	10,918
2011	$9.86425	$9.82353	6,880
2012	$9.82353	$11.12918	5,709
2013	$11.12918	$14.35990	5,607
2014	$14.35990	$15.90857	3,831
2015	$15.90857	$15.72410	2,568
2016	$15.72410	$17.14992	2,481
2017	$17.14992	$20.35443	2,481
2018	$20.35443	$18.94938	1,747
2019	$18.94938	$24.27595	1,747
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.52413	$18.84884	3,088
2011	$18.84884	$17.17078	485
2012	$17.17078	$18.30357	482
2013	$18.30357	$24.68180	476
2014	$24.68180	$24.68387	299
2015	$24.68387	$22.78181	286
2016	$22.78181	$20.38304	223
2017	$20.38304	$27.74254	101
2018	$27.74254	$30.10364	92
2019	$30.10364	$41.36759	84
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$26.61711	$31.07294	816
2011	$31.07294	$24.92454	746
2012	$24.92454	$29.32181	682
2013	$29.32181	$28.46351	674
2014	$28.46351	$26.66322	666
2015	$26.66322	$23.35456	545
2016	$23.35456	$24.45083	537
2017	$24.45083	$32.39227	1,503
2018	$32.39227	$26.21774	1,494
2019	$26.21774	$30.75054	1,487

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.06572	2,498
2015	$18.06572	$15.25819	2,105
2016	$15.25819	$17.20586	2,047
2017	$17.20586	$18.99323	1,192
2018	$18.99323	$17.15675	1,192
2019	$17.15675	$21.51642	1,192
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.30872	$11.72201	6,924
2011	$11.72201	$11.07426	6,897
2012	$11.07426	$12.36466	6,541
2013	$12.36466	$14.06101	6,468
2014	$14.06101	$14.08798	6,205
2015	$14.08798	$12.93359	6,019
2016	$12.93359	$13.39322	5,712
2017	$13.39322	$15.25280	5,628
2018	$15.25280	$13.98520	5,421
2019	$13.98520	$16.15401	5,074
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.06621	7,906
2014	$14.06621	$14.07131	6,082
2015	$14.07131	$12.89973	6,082
2016	$12.89973	$13.34765	6,082
2017	$13.34765	$15.18210	5,924
2018	$15.18210	$13.89888	1,482
2019	$13.89888	$16.05043	1,482
Morgan Stanley VIF Growth Portfolio, Class I
2010	$9.87949	$11.90513	1,992
2011	$11.90513	$11.35007	1,821
2012	$11.35007	$12.73185	1,662
2013	$12.73185	$18.49045	1,650
2014	$18.49045	$19.28872	1,463
2015	$19.28872	$21.23359	1,077
2016	$21.23359	$20.48601	1,077
2017	$20.48601	$28.76368	0
2018	$28.76368	$30.33448	0
2019	$30.33448	$39.21458	0
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.48409	27,941
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.42512	$22.21149	3,982
2011	$22.21149	$23.07534	3,662
2012	$23.07534	$26.21484	3,387
2013	$26.21484	$26.23918	3,240
2014	$26.23918	$33.38446	2,046
2015	$33.38446	$33.45379	1,844
2016	$33.45379	$35.04867	1,598
2017	$35.04867	$35.44616	1,487
2018	$35.44616	$32.07918	1,089
2019	$32.07918	$37.42147	822

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.58911	$14.52908	18,449
2011	$14.52908	$14.92221	17,650
2012	$14.92221	$16.65787	16,509
2013	$16.65787	$16.47043	15,796
2014	$16.47043	$17.34915	12,402
2015	$17.34915	$16.63733	11,263
2016	$16.63733	$17.40950	9,808
2017	$17.40950	$18.17892	9,171
2018	$18.17892	$17.05937	8,683
2019	$17.05937	$19.37120	7,947
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15607	9,864
2018	$11.15607	$10.01178	9,863
2019	$10.01178	$12.80502	9,863
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05072	1,047
2017	$10.05072	$12.90476	803
2018	$12.90476	$12.95661	783
2019	$12.95661	$17.37685	767
Putnam VT International Equity Fund - Class IB
2010	$10.46346	$11.29151	8,785
2011	$11.29151	$9.19936	8,149
2012	$9.19936	$10.99956	8,139
2013	$10.99956	$13.81669	8,130
2014	$13.81669	$12.63271	6,050
2015	$12.63271	$12.40733	5,983
2016	$12.40733	$11.87100	5,409
2017	$11.87100	$14.73855	5,402
2018	$14.73855	$11.69102	4,300
2019	$11.69102	$14.35057	4,293
Putnam VT Small Cap Value Fund - Class IB
2010	$10.48935	$12.96119	18,942
2011	$12.96119	$12.11174	17,999
2012	$12.11174	$13.95578	17,320
2013	$13.95578	$19.10921	16,925
2014	$19.10921	$19.38563	16,392
2015	$19.38563	$18.20713	15,813
2016	$18.20713	$22.76821	15,200
2017	$22.76821	$24.08987	14,943
2018	$24.08987	$18.91644	14,041
2019	$18.91644	$23.05050	13,898
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME AND
DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.47269	$9.36798	180,695
2011	$9.36798	$9.74029	148,015
2012	$9.74029	$11.19331	137,670
2013	$11.19331	$14.76720	96,182
2014	$14.76720	$15.81955	90,234
2015	$15.81955	$15.72751	81,995
2016	$15.72751	$17.12366	79,431
2017	$17.12366	$19.90728	74,895
2018	$19.90728	$18.37047	71,708
2019	$18.37047	$22.25836	65,326
AB VPS Large Cap Growth Portfolio - Class B
2010	$7.83401	$8.43395	50,934
2011	$8.43395	$7.99670	36,816
2012	$7.99670	$9.10171	27,320
2013	$9.10171	$12.22245	24,020
2014	$12.22245	$13.63851	20,890
2015	$13.63851	$14.81961	16,505
2016	$14.81961	$14.86897	16,258
2017	$14.86897	$19.19201	16,571
2018	$19.19201	$19.24671	13,784
2019	$19.24671	$25.34867	28,833
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.86805	104,630
2017	$9.86805	$9.71425	75,063
2018	$9.71425	$9.65391	163,800
2019	$9.65391	$9.62959	160,174
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.05777	$13.31695	104,570
2011	$13.31695	$13.36506	79,414
2012	$13.36506	$14.75725	36,736
2013	$14.75725	$16.48171	24,638
2014	$16.48171	$16.90104	22,984
2015	$16.90104	$15.39765	26,136
2016	$15.39765	$17.21027	22,503
2017	$17.21027	$18.50235	19,894
2018	$18.50235	$17.35344	16,473
2019	$17.35344	$19.74144	20,495
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.60809	$11.56222	30,579
2011	$11.56222	$11.21560	31,949
2012	$11.21560	$12.55883	27,783
2013	$12.55883	$15.78929	24,977
2014	$15.78929	$16.57889	22,853
2015	$16.57889	$15.44831	22,884
2016	$15.44831	$17.57498	22,619
2017	$17.57498	$18.66607	18,285
2018	$18.66607	$16.63566	16,231
2019	$16.63566	$19.98700	16,025

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.11788	$13.93928	30,150
2011	$13.93928	$12.21054	26,898
2012	$12.21054	$14.15038	22,617
2013	$14.15038	$17.05641	20,962
2014	$17.05641	$14.85744	18,746
2015	$14.85744	$13.61757	20,377
2016	$13.61757	$14.30643	20,371
2017	$14.30643	$16.36502	18,727
2018	$16.36502	$13.56227	14,966
2019	$13.56227	$14.95929	14,832
Invesco V.I. American Franchise Fund - Series I
2010	$7.55776	$8.87845	17,998
2011	$8.87845	$8.16541	14,319
2012	$8.16541	$9.10226	72,126
2013	$9.10226	$12.50318	65,094
2014	$12.50318	$13.28991	59,362
2015	$13.28991	$13.67895	55,425
2016	$13.67895	$13.71291	55,132
2017	$13.71291	$17.11757	52,306
2018	$17.11757	$16.16861	51,238
2019	$16.16861	$21.67379	49,263
Invesco V.I. American Franchise Fund - Series II
2010	$7.39617	$8.66829	117,452
2011	$8.66829	$7.95399	102,417
2012	$7.95399	$8.84059	94,178
2013	$8.84059	$12.11415	77,356
2014	$12.11415	$12.84422	74,379
2015	$12.84422	$13.18790	69,297
2016	$13.18790	$13.18821	68,312
2017	$13.18821	$16.42193	64,671
2018	$16.42193	$15.46871	63,200
2019	$15.46871	$20.68561	55,750
Invesco V.I. American Value Fund - Series I
2010	$11.68872	$14.00573	151,060
2011	$14.00573	$13.85550	118,362
2012	$13.85550	$15.93082	96,720
2013	$15.93082	$20.96645	82,871
2014	$20.96645	$22.55518	75,704
2015	$22.55518	$20.09052	74,255
2016	$20.09052	$22.74510	73,156
2017	$22.74510	$24.51738	67,938
2018	$24.51738	$20.98977	63,040
2019	$20.98977	$25.72307	60,252
Invesco V.I. Comstock Fund - Series II
2010	$10.41340	$11.80948	230,510
2011	$11.80948	$11.33204	192,669
2012	$11.33204	$13.20914	146,607
2013	$13.20914	$17.56393	118,946
2014	$17.56393	$18.78288	108,319
2015	$18.78288	$17.27039	94,410
2016	$17.27039	$19.80517	93,277
2017	$19.80517	$22.82630	85,541
2018	$22.82630	$19.60492	79,838
2019	$19.60492	$24.00959	75,832

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.82756	$10.55356	41,197
2011	$10.55356	$10.33846	33,540
2012	$10.33846	$11.53999	30,623
2013	$11.53999	$14.62012	31,750
2014	$14.62012	$15.49800	27,423
2015	$15.49800	$14.31452	22,338
2016	$14.31452	$15.47206	21,129
2017	$15.47206	$17.16480	17,267
2018	$17.16480	$15.24231	15,641
2019	$15.24231	$19.26795	13,849
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.53529	$9.22003	124,662
2011	$9.22003	$9.03198	113,113
2012	$9.03198	$10.47891	88,412
2013	$10.47891	$13.43166	79,021
2014	$13.43166	$14.81607	76,344
2015	$14.81607	$14.78642	68,541
2016	$14.78642	$16.60157	66,870
2017	$16.60157	$17.63213	63,028
2018	$17.63213	$15.93074	60,685
2019	$15.93074	$19.48373	59,391
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.25614	23,954
2012	$12.25614	$13.50105	18,992
2013	$13.50105	$16.52712	13,619
2014	$16.52712	$17.62011	12,726
2015	$17.62011	$16.82465	11,955
2016	$16.82465	$18.93917	11,329
2017	$18.93917	$20.56651	12,086
2018	$20.56651	$18.19608	10,841
2019	$18.19608	$21.40467	8,140
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.76396	70,732
2012	$9.76396	$10.85369	65,145
2013	$10.85369	$13.00620	55,889
2014	$13.00620	$12.81033	53,367
2015	$12.81033	$12.34956	47,153
2016	$12.34956	$12.89302	46,791
2017	$12.89302	$15.49465	43,454
2018	$15.49465	$12.82525	41,586
2019	$12.82525	$15.69168	37,736
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.10958	31,162
2014	$14.10958	$14.04945	31,254
2015	$14.04945	$13.30706	11,256
2016	$13.30706	$14.45694	10,998
2017	$14.45694	$15.03874	8,601
2018	$15.03874	$14.20848	8,448
2019	$14.20848	$15.76015	8,604

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$11.91697	$13.32966	9,309
2011	$13.32966	$12.23283	9,654
2012	$12.23283	$13.30353	8,925
2013	$13.30353	$16.79769	7,426
2014	$16.79769	$17.19512	6,961
2015	$17.19512	$16.17560	6,742
2016	$16.17560	$17.98633	6,036
2017	$17.98633	$20.26157	3,481
2018	$20.26157	$17.60397	3,506
2019	$17.60397	$21.61708	3,479
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.44563	$14.27909	24,837
2011	$14.27909	$12.68666	23,695
2012	$12.68666	$13.88062	12,002
2013	$13.88062	$18.58611	10,613
2014	$18.58611	$19.61931	10,150
2015	$19.61931	$19.43112	11,237
2016	$19.43112	$19.15638	11,356
2017	$19.15638	$22.93605	10,839
2018	$22.93605	$21.15871	10,597
2019	$21.15871	$27.79220	10,315
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.73227	$9.80794	191,650
2011	$9.80794	$9.76161	125,335
2012	$9.76161	$11.05238	113,843
2013	$11.05238	$14.25226	107,380
2014	$14.25226	$15.77984	93,033
2015	$15.77984	$15.58751	80,890
2016	$15.58751	$16.99078	80,436
2017	$16.99078	$20.15351	84,476
2018	$20.15351	$18.75100	77,640
2019	$18.75100	$24.00739	91,299
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.45743	$18.75104	66,842
2011	$18.75104	$17.07146	41,625
2012	$17.07146	$18.18676	33,076
2013	$18.18676	$24.50959	26,331
2014	$24.50959	$24.49695	22,815
2015	$24.49695	$22.59572	21,779
2016	$22.59572	$20.20445	21,423
2017	$20.20445	$27.48302	19,998
2018	$27.48302	$29.80405	23,010
2019	$29.80405	$40.93133	22,053
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$26.48108	$30.89564	37,939
2011	$30.89564	$24.76746	28,176
2012	$24.76746	$29.11950	21,919
2013	$29.11950	$28.25015	15,917
2014	$28.25015	$26.44747	14,794
2015	$26.44747	$23.15167	13,320
2016	$23.15167	$24.22392	13,320
2017	$24.22392	$32.07248	7,921
2018	$32.07248	$25.94324	7,953
2019	$25.94324	$30.41032	6,900

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.91958	15,025
2015	$17.91958	$15.12567	14,752
2016	$15.12567	$17.04623	10,517
2017	$17.04623	$18.80576	9,795
2018	$18.80576	$16.97716	9,772
2019	$16.97716	$21.27843	9,755
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.25093	$11.65511	40,783
2011	$11.65511	$11.00446	27,278
2012	$11.00446	$12.27935	24,868
2013	$12.27935	$13.95562	22,376
2014	$13.95562	$13.97400	22,280
2015	$13.97400	$12.82124	17,781
2016	$12.82124	$13.26894	17,456
2017	$13.26894	$15.10223	16,644
2018	$15.10223	$13.83878	16,340
2019	$13.83878	$15.97529	16,052
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.96078	65,558
2014	$13.96078	$13.95746	62,193
2015	$13.95746	$12.78768	52,318
2016	$12.78768	$13.22380	50,686
2017	$13.22380	$15.03223	42,113
2018	$15.03223	$13.75337	37,171
2019	$13.75337	$15.87286	33,214
Morgan Stanley VIF Growth Portfolio, Class I
2010	$9.82904	$11.83723	26,719
2011	$11.83723	$11.27858	21,003
2012	$11.27858	$12.64405	18,366
2013	$12.64405	$18.35194	18,654
2014	$18.35194	$19.13274	18,300
2015	$19.13274	$21.04927	17,472
2016	$21.04927	$20.29601	17,206
2017	$20.29601	$28.47990	18,703
2018	$28.47990	$30.01708	15,724
2019	$30.01708	$38.78099	14,190
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.47980	273,259
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.33604	$22.08470	40,102
2011	$22.08470	$22.92987	33,271
2012	$22.92987	$26.03393	29,460
2013	$26.03393	$26.04246	27,723
2014	$26.04246	$33.11432	25,635
2015	$33.11432	$33.16318	22,899
2016	$33.16318	$34.72344	22,632
2017	$34.72344	$35.09624	20,268
2018	$35.09624	$31.74332	21,088
2019	$31.74332	$37.00745	19,643

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.51966	$14.44616	96,203
2011	$14.44616	$14.82817	72,854
2012	$14.82817	$16.54294	67,114
2013	$16.54294	$16.34699	55,960
2014	$16.34699	$17.20879	53,960
2015	$17.20879	$16.49283	47,010
2016	$16.49283	$17.24797	44,500
2017	$17.24797	$17.99948	45,441
2018	$17.99948	$16.88080	43,017
2019	$16.88080	$19.15692	40,380
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15179	10,778
2018	$11.15179	$10.00190	11,957
2019	$10.00190	$12.78472	10,549
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05003	32,555
2017	$10.05003	$12.89617	32,020
2018	$12.89617	$12.94016	31,786
2019	$12.94016	$17.34437	30,495
Putnam VT International Equity Fund - Class IB
2010	$10.40994	$11.22703	91,156
2011	$11.22703	$9.14134	80,188
2012	$9.14134	$10.92360	66,467
2013	$10.92360	$13.71306	50,595
2014	$13.71306	$12.53043	46,834
2015	$12.53043	$12.29950	39,817
2016	$12.29950	$11.76080	38,853
2017	$11.76080	$14.59299	37,091
2018	$14.59299	$11.56856	36,455
2019	$11.56856	$14.19173	29,687
Putnam VT Small Cap Value Fund - Class IB
2010	$10.44118	$12.89394	74,391
2011	$12.89394	$12.04169	62,647
2012	$12.04169	$13.86670	54,738
2013	$13.86670	$18.97585	53,706
2014	$18.97585	$19.23879	50,002
2015	$19.23879	$18.05836	47,033
2016	$18.05836	$22.56866	45,874
2017	$22.56866	$23.86444	41,020
2018	$23.86444	$18.72811	39,205
2019	$18.72811	$22.80732	39,761
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME BENEFIT
COMBINATION OPTION 2
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.47269	$9.36798	180,695
2011	$9.36798	$9.74029	148,015
2012	$9.74029	$11.19331	137,670
2013	$11.19331	$14.76720	96,182
2014	$14.76720	$15.81955	90,234
2015	$15.81955	$15.72751	81,995
2016	$15.72751	$17.12366	79,431
2017	$17.12366	$19.90728	74,895
2018	$19.90728	$18.37047	71,708
2019	$18.37047	$22.25836	65,326
AB VPS Large Cap Growth Portfolio - Class B
2010	$7.83401	$8.43395	50,934
2011	$8.43395	$7.99670	36,816
2012	$7.99670	$9.10171	27,320
2013	$9.10171	$12.22245	24,020
2014	$12.22245	$13.63851	20,890
2015	$13.63851	$14.81961	16,505
2016	$14.81961	$14.86897	16,258
2017	$14.86897	$19.19201	16,571
2018	$19.19201	$19.24671	13,784
2019	$19.24671	$25.34867	28,833
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.86805	104,630
2017	$9.86805	$9.71425	75,063
2018	$9.71425	$9.65391	163,800
2019	$9.65391	$9.62959	160,174
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.05777	$13.31695	104,570
2011	$13.31695	$13.36506	79,414
2012	$13.36506	$14.75725	36,736
2013	$14.75725	$16.48171	24,638
2014	$16.48171	$16.90104	22,984
2015	$16.90104	$15.39765	26,136
2016	$15.39765	$17.21027	22,503
2017	$17.21027	$18.50235	19,894
2018	$18.50235	$17.35344	16,473
2019	$17.35344	$19.74144	20,495
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.60809	$11.56222	30,579
2011	$11.56222	$11.21560	31,949
2012	$11.21560	$12.55883	27,783
2013	$12.55883	$15.78929	24,977
2014	$15.78929	$16.57889	22,853
2015	$16.57889	$15.44831	22,884
2016	$15.44831	$17.57498	22,619
2017	$17.57498	$18.66607	18,285
2018	$18.66607	$16.63566	16,231
2019	$16.63566	$19.98700	16,025

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.11788	$13.93928	30,150
2011	$13.93928	$12.21054	26,898
2012	$12.21054	$14.15038	22,617
2013	$14.15038	$17.05641	20,962
2014	$17.05641	$14.85744	18,746
2015	$14.85744	$13.61757	20,377
2016	$13.61757	$14.30643	20,371
2017	$14.30643	$16.36502	18,727
2018	$16.36502	$13.56227	14,966
2019	$13.56227	$14.95929	14,832
Invesco V.I. American Franchise Fund - Series I
2010	$7.55776	$8.87845	17,998
2011	$8.87845	$8.16541	14,319
2012	$8.16541	$9.10226	72,126
2013	$9.10226	$12.50318	65,094
2014	$12.50318	$13.28991	59,362
2015	$13.28991	$13.67895	55,425
2016	$13.67895	$13.71291	55,132
2017	$13.71291	$17.11757	52,306
2018	$17.11757	$16.16861	51,238
2019	$16.16861	$21.67379	49,263
Invesco V.I. American Franchise Fund - Series II
2010	$7.39617	$8.66829	117,452
2011	$8.66829	$7.95399	102,417
2012	$7.95399	$8.84059	94,178
2013	$8.84059	$12.11415	77,356
2014	$12.11415	$12.84422	74,379
2015	$12.84422	$13.18790	69,297
2016	$13.18790	$13.18821	68,312
2017	$13.18821	$16.42193	64,671
2018	$16.42193	$15.46871	63,200
2019	$15.46871	$20.68561	55,750
Invesco V.I. American Value Fund - Series I
2010	$11.68872	$14.00573	151,060
2011	$14.00573	$13.85550	118,362
2012	$13.85550	$15.93082	96,720
2013	$15.93082	$20.96645	82,871
2014	$20.96645	$22.55518	75,704
2015	$22.55518	$20.09052	74,255
2016	$20.09052	$22.74510	73,156
2017	$22.74510	$24.51738	67,938
2018	$24.51738	$20.98977	63,040
2019	$20.98977	$25.72307	60,252
Invesco V.I. Comstock Fund - Series II
2010	$10.41340	$11.80948	230,510
2011	$11.80948	$11.33204	192,669
2012	$11.33204	$13.20914	146,607
2013	$13.20914	$17.56393	118,946
2014	$17.56393	$18.78288	108,319
2015	$18.78288	$17.27039	94,410
2016	$17.27039	$19.80517	93,277
2017	$19.80517	$22.82630	85,541
2018	$22.82630	$19.60492	79,838
2019	$19.60492	$24.00959	75,832

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.82756	$10.55356	41,197
2011	$10.55356	$10.33846	33,540
2012	$10.33846	$11.53999	30,623
2013	$11.53999	$14.62012	31,750
2014	$14.62012	$15.49800	27,423
2015	$15.49800	$14.31452	22,338
2016	$14.31452	$15.47206	21,129
2017	$15.47206	$17.16480	17,267
2018	$17.16480	$15.24231	15,641
2019	$15.24231	$19.26795	13,849
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.53529	$9.22003	124,662
2011	$9.22003	$9.03198	113,113
2012	$9.03198	$10.47891	88,412
2013	$10.47891	$13.43166	79,021
2014	$13.43166	$14.81607	76,344
2015	$14.81607	$14.78642	68,541
2016	$14.78642	$16.60157	66,870
2017	$16.60157	$17.63213	63,028
2018	$17.63213	$15.93074	60,685
2019	$15.93074	$19.48373	59,391
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.25614	23,954
2012	$12.25614	$13.50105	18,992
2013	$13.50105	$16.52712	13,619
2014	$16.52712	$17.62011	12,726
2015	$17.62011	$16.82465	11,955
2016	$16.82465	$18.93917	11,329
2017	$18.93917	$20.56651	12,086
2018	$20.56651	$18.19608	10,841
2019	$18.19608	$21.40467	8,140
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.76396	70,732
2012	$9.76396	$10.85369	65,145
2013	$10.85369	$13.00620	55,889
2014	$13.00620	$12.81033	53,367
2015	$12.81033	$12.34956	47,153
2016	$12.34956	$12.89302	46,791
2017	$12.89302	$15.49465	43,454
2018	$15.49465	$12.82525	41,586
2019	$12.82525	$15.69168	37,736
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.10958	31,162
2014	$14.10958	$14.04945	31,254
2015	$14.04945	$13.30706	11,256
2016	$13.30706	$14.45694	10,998
2017	$14.45694	$15.03874	8,601
2018	$15.03874	$14.20848	8,448
2019	$14.20848	$15.76015	8,604

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$11.91697	$13.32966	9,309
2011	$13.32966	$12.23283	9,654
2012	$12.23283	$13.30353	8,925
2013	$13.30353	$16.79769	7,426
2014	$16.79769	$17.19512	6,961
2015	$17.19512	$16.17560	6,742
2016	$16.17560	$17.98633	6,036
2017	$17.98633	$20.26157	3,481
2018	$20.26157	$17.60397	3,506
2019	$17.60397	$21.61708	3,479
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.44563	$14.27909	24,837
2011	$14.27909	$12.68666	23,695
2012	$12.68666	$13.88062	12,002
2013	$13.88062	$18.58611	10,613
2014	$18.58611	$19.61931	10,150
2015	$19.61931	$19.43112	11,237
2016	$19.43112	$19.15638	11,356
2017	$19.15638	$22.93605	10,839
2018	$22.93605	$21.15871	10,597
2019	$21.15871	$27.79220	10,315
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.73227	$9.80794	191,650
2011	$9.80794	$9.76161	125,335
2012	$9.76161	$11.05238	113,843
2013	$11.05238	$14.25226	107,380
2014	$14.25226	$15.77984	93,033
2015	$15.77984	$15.58751	80,890
2016	$15.58751	$16.99078	80,436
2017	$16.99078	$20.15351	84,476
2018	$20.15351	$18.75100	77,640
2019	$18.75100	$24.00739	91,299
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.45743	$18.75104	66,842
2011	$18.75104	$17.07146	41,625
2012	$17.07146	$18.18676	33,076
2013	$18.18676	$24.50959	26,331
2014	$24.50959	$24.49695	22,815
2015	$24.49695	$22.59572	21,779
2016	$22.59572	$20.20445	21,423
2017	$20.20445	$27.48302	19,998
2018	$27.48302	$29.80405	23,010
2019	$29.80405	$40.93133	22,053
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$26.48108	$30.89564	37,939
2011	$30.89564	$24.76746	28,176
2012	$24.76746	$29.11950	21,919
2013	$29.11950	$28.25015	15,917
2014	$28.25015	$26.44747	14,794
2015	$26.44747	$23.15167	13,320
2016	$23.15167	$24.22392	13,320
2017	$24.22392	$32.07248	7,921
2018	$32.07248	$25.94324	7,953
2019	$25.94324	$30.41032	6,900

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.91958	15,025
2015	$17.91958	$15.12567	14,752
2016	$15.12567	$17.04623	10,517
2017	$17.04623	$18.80576	9,795
2018	$18.80576	$16.97716	9,772
2019	$16.97716	$21.27843	9,755
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.25093	$11.65511	40,783
2011	$11.65511	$11.00446	27,278
2012	$11.00446	$12.27935	24,868
2013	$12.27935	$13.95562	22,376
2014	$13.95562	$13.97400	22,280
2015	$13.97400	$12.82124	17,781
2016	$12.82124	$13.26894	17,456
2017	$13.26894	$15.10223	16,644
2018	$15.10223	$13.83878	16,340
2019	$13.83878	$15.97529	16,052
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.96078	65,558
2014	$13.96078	$13.95746	62,193
2015	$13.95746	$12.78768	52,318
2016	$12.78768	$13.22380	50,686
2017	$13.22380	$15.03223	42,113
2018	$15.03223	$13.75337	37,171
2019	$13.75337	$15.87286	33,214
Morgan Stanley VIF Growth Portfolio, Class I
2010	$9.82904	$11.83723	26,719
2011	$11.83723	$11.27858	21,003
2012	$11.27858	$12.64405	18,366
2013	$12.64405	$18.35194	18,654
2014	$18.35194	$19.13274	18,300
2015	$19.13274	$21.04927	17,472
2016	$21.04927	$20.29601	17,206
2017	$20.29601	$28.47990	18,703
2018	$28.47990	$30.01708	15,724
2019	$30.01708	$38.78099	14,190
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.47980	273,259
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.33604	$22.08470	40,102
2011	$22.08470	$22.92987	33,271
2012	$22.92987	$26.03393	29,460
2013	$26.03393	$26.04246	27,723
2014	$26.04246	$33.11432	25,635
2015	$33.11432	$33.16318	22,899
2016	$33.16318	$34.72344	22,632
2017	$34.72344	$35.09624	20,268
2018	$35.09624	$31.74332	21,088
2019	$31.74332	$37.00745	19,643

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.51966	$14.44616	96,203
2011	$14.44616	$14.82817	72,854
2012	$14.82817	$16.54294	67,114
2013	$16.54294	$16.34699	55,960
2014	$16.34699	$17.20879	53,960
2015	$17.20879	$16.49283	47,010
2016	$16.49283	$17.24797	44,500
2017	$17.24797	$17.99948	45,441
2018	$17.99948	$16.88080	43,017
2019	$16.88080	$19.15692	40,380
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15179	10,778
2018	$11.15179	$10.00190	11,957
2019	$10.00190	$12.78472	10,549
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05003	32,555
2017	$10.05003	$12.89617	32,020
2018	$12.89617	$12.94016	31,786
2019	$12.94016	$17.34437	30,495
Putnam VT International Equity Fund - Class IB
2010	$10.40994	$11.22703	91,156
2011	$11.22703	$9.14134	80,188
2012	$9.14134	$10.92360	66,467
2013	$10.92360	$13.71306	50,595
2014	$13.71306	$12.53043	46,834
2015	$12.53043	$12.29950	39,817
2016	$12.29950	$11.76080	38,853
2017	$11.76080	$14.59299	37,091
2018	$14.59299	$11.56856	36,455
2019	$11.56856	$14.19173	29,687
Putnam VT Small Cap Value Fund - Class IB
2010	$10.44118	$12.89394	74,391
2011	$12.89394	$12.04169	62,647
2012	$12.04169	$13.86670	54,738
2013	$13.86670	$18.97585	53,706
2014	$18.97585	$19.23879	50,002
2015	$19.23879	$18.05836	47,033
2016	$18.05836	$22.56866	45,874
2017	$22.56866	$23.86444	41,020
2018	$23.86444	$18.72811	39,205
2019	$18.72811	$22.80732	39,761
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME AND DEATH
BENEFIT COMBINATION OPTION 2
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2010	$8.40063	$9.27902	118,669
2011	$9.27902	$9.63818	103,055
2012	$9.63818	$11.06487	92,565
2013	$11.06487	$14.58318	91,782
2014	$14.58318	$15.60681	68,987
2015	$15.60681	$15.50051	65,286
2016	$15.50051	$16.85969	57,654
2017	$16.85969	$19.58087	55,587
2018	$19.58087	$18.05107	53,765
2019	$18.05107	$21.84952	42,554
AB VPS Large Cap Growth Portfolio - Class B
2010	$7.76736	$8.35383	34,697
2011	$8.35383	$7.91284	32,727
2012	$7.91284	$8.99723	28,656
2013	$8.99723	$12.07008	20,140
2014	$12.07008	$13.45505	17,877
2015	$13.45505	$14.60567	15,466
2016	$14.60567	$14.63971	12,499
2017	$14.63971	$18.87728	11,087
2018	$18.87728	$18.91206	9,903
2019	$18.91206	$24.88303	24,987
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.86144	69,801
2017	$9.86144	$9.69807	79,212
2018	$9.69807	$9.62815	80,979
2019	$9.62815	$9.59429	76,669
FTVIP Franklin Income VIP Fund - Class 2
2010	$11.98997	$13.22886	68,432
2011	$13.22886	$13.26342	64,472
2012	$13.26342	$14.63036	54,953
2013	$14.63036	$16.32367	53,384
2014	$16.32367	$16.72225	35,888
2015	$16.72225	$15.21954	40,138
2016	$15.21954	$16.99423	36,758
2017	$16.99423	$18.25190	34,806
2018	$18.25190	$17.10132	34,093
2019	$17.10132	$19.43519	33,781
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$10.54800	$11.48525	37,942
2011	$11.48525	$11.12982	29,991
2012	$11.12982	$12.45031	24,580
2013	$12.45031	$15.63722	24,162
2014	$15.63722	$16.40280	19,791
2015	$16.40280	$15.26894	19,524
2016	$15.26894	$17.35359	38,501
2017	$17.35359	$18.41258	35,329
2018	$18.41258	$16.39325	18,005
2019	$16.39325	$19.67607	17,987

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$13.04360	$13.84651	21,873
2011	$13.84651	$12.11718	13,600
2012	$12.11718	$14.02811	5,316
2013	$14.02811	$16.89215	6,327
2014	$16.89215	$14.69965	9,072
2015	$14.69965	$13.45948	8,761
2016	$13.45948	$14.12626	9,975
2017	$14.12626	$16.14283	9,538
2018	$16.14283	$13.36467	7,048
2019	$13.36467	$14.72662	7,699
Invesco V.I. American Franchise Fund - Series I
2010	$7.49346	$8.79412	15,996
2011	$8.79412	$8.07979	8,242
2012	$8.07979	$8.99779	30,392
2013	$8.99779	$12.34734	28,813
2014	$12.34734	$13.11116	27,208
2015	$13.11116	$13.48148	25,476
2016	$13.48148	$13.50147	23,604
2017	$13.50147	$16.83686	22,139
2018	$16.83686	$15.88747	21,340
2019	$15.88747	$21.27564	20,321
Invesco V.I. American Franchise Fund - Series II
2010	$7.33325	$8.58598	70,716
2011	$8.58598	$7.87060	61,786
2012	$7.87060	$8.73915	54,349
2013	$8.73915	$11.96319	45,591
2014	$11.96319	$12.67150	41,565
2015	$12.67150	$12.99755	37,380
2016	$12.99755	$12.98491	34,386
2017	$12.98491	$16.15268	32,136
2018	$16.15268	$15.19980	30,222
2019	$15.19980	$20.30569	29,055
Invesco V.I. American Value Fund - Series I
2010	$11.58937	$13.87283	111,571
2011	$13.87283	$13.71034	93,195
2012	$13.71034	$15.74812	74,151
2013	$15.74812	$20.70531	70,982
2014	$20.70531	$22.25198	61,113
2015	$22.25198	$19.80063	49,811
2016	$19.80063	$22.39456	44,399
2017	$22.39456	$24.11547	40,453
2018	$24.11547	$20.62492	36,703
2019	$20.62492	$25.25070	31,932
Invesco V.I. Comstock Fund - Series II
2010	$10.33383	$11.70754	213,309
2011	$11.70754	$11.22302	180,239
2012	$11.22302	$13.06895	149,718
2013	$13.06895	$17.36017	139,410
2014	$17.36017	$18.54641	121,294
2015	$18.54641	$17.03589	113,825
2016	$17.03589	$19.51679	103,681
2017	$19.51679	$22.47155	97,440
2018	$22.47155	$19.28083	92,672
2019	$19.28083	$23.58911	82,871

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2010	$9.79150	$10.50433	36,875
2011	$10.50433	$10.27997	32,401
2012	$10.27997	$11.46320	29,806
2013	$11.46320	$14.50832	26,984
2014	$14.50832	$15.36412	27,403
2015	$15.36412	$14.17667	26,777
2016	$14.17667	$15.30781	26,814
2017	$15.30781	$16.96564	25,141
2018	$16.96564	$15.05032	23,232
2019	$15.05032	$19.00625	12,606
Invesco V.I. Diversified Dividend Fund - Series II
2010	$8.46271	$9.13249	102,315
2011	$9.13249	$8.93729	93,435
2012	$8.93729	$10.35867	83,404
2013	$10.35867	$13.26427	82,913
2014	$13.26427	$14.61680	76,334
2015	$14.61680	$14.57296	66,804
2016	$14.57296	$16.34560	62,269
2017	$16.34560	$17.34298	58,945
2018	$17.34298	$15.65372	56,071
2019	$15.65372	$19.12581	46,825
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.12769	46,079
2012	$12.12769	$13.34616	37,915
2013	$13.34616	$16.32119	35,286
2014	$16.32119	$17.38318	24,396
2015	$17.38318	$16.58182	22,160
2016	$16.58182	$18.64721	21,391
2017	$18.64721	$20.22931	19,119
2018	$20.22931	$17.87975	19,084
2019	$17.87975	$21.01154	18,563
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.66161	63,505
2012	$9.66161	$10.72916	53,328
2013	$10.72916	$12.84412	47,106
2014	$12.84412	$12.63805	44,804
2015	$12.63805	$12.17130	41,086
2016	$12.17130	$12.69425	37,063
2017	$12.69425	$15.24058	32,947
2018	$15.24058	$12.60226	31,821
2019	$12.60226	$15.40343	33,662
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$13.93383	8,459
2014	$13.93383	$13.86058	8,110
2015	$13.86058	$13.11505	7,337
2016	$13.11505	$14.23415	5,145
2017	$14.23415	$14.79223	4,529
2018	$14.79223	$13.96153	4,392
2019	$13.96153	$15.47076	3,772

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series I
2010	$11.85235	$13.24415	904
2011	$13.24415	$12.14224	1,172
2012	$12.14224	$13.19178	2,195
2013	$13.19178	$16.63996	7,155
2014	$16.63996	$17.01663	3,911
2015	$17.01663	$15.99170	3,763
2016	$15.99170	$17.76414	3,541
2017	$17.76414	$19.99133	3,076
2018	$19.99133	$17.35172	2,895
2019	$17.35172	$21.28602	2,246
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.38205	$14.18561	15,503
2011	$14.18561	$12.59102	13,165
2012	$12.59102	$13.76217	5,493
2013	$13.76217	$18.40912	3,900
2014	$18.40912	$19.41306	2,924
2015	$19.41306	$19.20763	2,905
2016	$19.20763	$18.91717	2,295
2017	$18.91717	$22.62708	1,967
2018	$22.62708	$20.85270	1,175
2019	$20.85270	$27.36288	3,845
Invesco V.I. S&P 500 Index Fund - Series II
2010	$8.65802	$9.71484	88,244
2011	$9.71484	$9.65930	74,885
2012	$9.65930	$10.92559	64,992
2013	$10.92559	$14.07469	67,553
2014	$14.07469	$15.56768	54,933
2015	$15.56768	$15.36257	43,770
2016	$15.36257	$16.72889	44,540
2017	$16.72889	$19.82311	41,623
2018	$19.82311	$18.42505	40,681
2019	$18.42505	$23.56651	40,307
Morgan Stanley VIF Discovery Portfolio, Class I
2010	$14.34697	$18.58920	43,440
2011	$18.58920	$16.90723	36,257
2012	$16.90723	$17.99374	31,068
2013	$17.99374	$24.22526	26,115
2014	$24.22526	$24.18855	19,991
2015	$24.18855	$22.28894	19,588
2016	$22.28894	$19.91026	15,486
2017	$19.91026	$27.05589	15,338
2018	$27.05589	$29.31134	14,966
2019	$29.31134	$40.21444	15,480
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2010	$26.25605	$30.60253	26,002
2011	$30.60253	$24.50801	17,077
2012	$24.50801	$28.78559	11,630
2013	$28.78559	$27.89830	10,082
2014	$27.89830	$26.09194	6,306
2015	$26.09194	$22.81760	5,874
2016	$22.81760	$23.85058	5,099
2017	$23.85058	$31.54676	3,903
2018	$31.54676	$25.49231	3,807
2019	$25.49231	$29.85189	3,317

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.67866	27,154
2015	$17.67866	$14.90738	25,561
2016	$14.90738	$16.78349	21,830
2017	$16.78349	$18.49745	20,570
2018	$18.49745	$16.68203	19,763
2019	$16.68203	$20.88763	16,479
Morgan Stanley VIF Global Strategist Portfolio, Class I
2010	$11.15523	$11.54446	22,166
2011	$11.54446	$10.88911	21,839
2012	$10.88911	$12.13846	20,194
2013	$12.13846	$13.78173	22,964
2014	$13.78173	$13.78609	22,339
2015	$13.78609	$12.63620	17,185
2016	$12.63620	$13.06439	15,602
2017	$13.06439	$14.85462	15,181
2018	$14.85462	$13.59820	14,892
2019	$13.59820	$15.68188	13,151
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.78686	35,021
2014	$13.78686	$13.76980	32,841
2015	$13.76980	$12.60313	31,593
2016	$12.60313	$13.01997	28,483
2017	$13.01997	$14.78578	27,046
2018	$14.78578	$13.51429	26,205
2019	$13.51429	$15.58135	23,596
Morgan Stanley VIF Growth Portfolio, Class I
2010	$9.74544	$11.72484	17,619
2011	$11.72484	$11.16036	12,542
2012	$11.16036	$12.49898	10,453
2013	$12.49898	$18.12328	9,993
2014	$18.12328	$18.87548	11,045
2015	$18.87548	$20.74547	9,336
2016	$20.74547	$19.98315	8,686
2017	$19.98315	$28.01298	8,914
2018	$28.01298	$29.49526	7,101
2019	$29.49526	$38.06874	10,433
Morgan Stanley VIF Growth Portfolio, Class II
2019	$10.00000	$10.47264	124,160
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2010	$17.18858	$21.87502	45,344
2011	$21.87502	$22.68954	43,223
2012	$22.68954	$25.73525	31,566
2013	$25.73525	$25.71794	28,863
2014	$25.71794	$32.66905	16,641
2015	$32.66905	$32.68457	13,876
2016	$32.68457	$34.18822	11,054
2017	$34.18822	$34.52085	10,420
2018	$34.52085	$31.19149	9,442
2019	$31.19149	$36.32778	8,508

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2010	$13.40478	$14.30911	85,823
2011	$14.30911	$14.67287	78,038
2012	$14.67287	$16.35328	65,414
2013	$16.35328	$16.14341	64,852
2014	$16.14341	$16.97749	64,205
2015	$16.97749	$16.25489	51,411
2016	$16.25489	$16.98220	44,538
2017	$16.98220	$17.70449	44,156
2018	$17.70449	$16.58745	42,909
2019	$16.58745	$18.80522	54,834
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.14467	18,575
2018	$11.14467	$9.98547	16,586
2019	$9.98547	$12.75098	17,299
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04888	21,120
2017	$10.04888	$12.88186	15,762
2018	$12.88186	$12.91281	15,206
2019	$12.91281	$17.29043	14,632
Putnam VT International Equity Fund - Class IB
2010	$10.32141	$11.12043	69,749
2011	$11.12043	$9.04549	64,606
2012	$9.04549	$10.79825	44,991
2013	$10.79825	$13.54216	40,951
2014	$13.54216	$12.36189	28,352
2015	$12.36189	$12.12193	28,266
2016	$12.12193	$11.57944	21,663
2017	$11.57944	$14.35367	20,262
2018	$14.35367	$11.36739	18,980
2019	$11.36739	$13.93100	17,586
Putnam VT Small Cap Value Fund - Class IB
2010	$10.36138	$12.78263	60,866
2011	$12.78263	$11.92582	47,783
2012	$11.92582	$13.71952	29,510
2013	$13.71952	$18.75570	27,869
2014	$18.75570	$18.99658	27,371
2015	$18.99658	$17.81319	26,980
2016	$17.81319	$22.24009	21,219
2017	$22.24009	$23.49358	18,773
2018	$23.49358	$18.41851	15,840
2019	$18.41851	$22.40788	15,006
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2019 and for
the years ended December 31, 2019 and 2018 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Allstate Life Insurance Company and the
Contractholders of Allstate Financial Advisors Separate Account I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Financial Advisors Separate Account I (the “Account”) listed in Appendix A, as of December 31, 2019, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2019, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 27, 2020

We have served as the auditor of Allstate Life Insurance Company (the sponsor Company) since 2001.

Allstate Financial Advisors Separate Account I                             Appendix A

Sub-account	Statement of Net Assets As of	Statement of Operations For the Year Ended	Statements of Changes in Net Assets For Each of the/ For the	Financial Highlights For Each of the/ For the

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Growth & Income Class B	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Alliance Bernstein VPS Growth Class B	—	For the Period January 1, 2019 to April 26, 2019#	For the Year ended December 31, 2018 and for the Period January 1, 2019 to April 26, 2019#	Four Years Ended December 31, 2018 and for the Period January 1, 2019 to April 26, 2019#
Alliance Bernstein VPS International Value Class B	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Alliance Bernstein VPS Large Cap Growth Class B	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Alliance Bernstein VPS Small/Mid Value Class B	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Alliance Bernstein VPS Value Class B	—	For the Period January 1, 2019 to April 26, 2019#	For the Year ended December 31, 2018 and for the Period January 1, 2019 to April 26, 2019#	Four Years Ended December 31, 2018 and for the Period January 1, 2019 to April 26, 2019#
American Century VP Balanced Class I**	—	—	—	—
American Century VP International Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Academic Strategies Asset Allocation	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Advanced Strategies	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST AQR Emerging Markets Equity**	—	—	—	—
AST AQR Large-Cap**	—	—	—	—
AST Balanced Asset Allocation	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST BlackRock Global Strategies	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST BlackRock Low Duration Bond	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST BlackRock/Loomis Sayles Bond	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Bond Portfolio 2019!	—	December 31,2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Bond Portfolio 2020**	—	—	—	—
AST Bond Portfolio 2021**	—	—	—	—
AST Bond Portfolio 2022	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Bond Portfolio 2023	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Bond Portfolio 2024	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	For the Period January 2, 2015* to December 31, 2015 and for the Four Years Ended December 31, 2019
AST Bond Portfolio 2027	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	For the Period January 4, 2016* to December 31, 2016 and for the Three Years Ended December 31, 2019
AST Bond Portfolio 2028**	—	—	—	—

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST Bond Portfolio 2029	December 31, 2019	December 31, 2019	For the Period January 3, 2018* to December 31, 2018 and for the Year ended December 31, 2019	For the Period January 3, 2018* to December 31, 2018 and for the Year ended December 31, 2019
AST Bond Portfolio 2030**	—	—	—	—
AST Capital Growth Asset Allocation	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Global Realty	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Cohen & Steers Realty	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Fidelity Institutional AMSM Quantitative	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Goldman Sachs Large-Cap Value	—	For the Period January 1, 2019 to April 29, 2019#	For the Year ended December 31, 2018 and for the Period January 1, 2019 to April 29, 2019#	Four Years Ended December 31, 2018 and for the Period January 1, 2019 to April 29, 2019#
AST Goldman Sachs Multi-Asset	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Goldman Sachs Small-Cap Value	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Government Money Market	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST High Yield	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Hotchkis & Wiley Large-Cap Value	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST International Growth	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST International Value	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Investment Grade Bond	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST J.P. Morgan Global Thematic	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST J.P. Morgan International Equity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST J.P. Morgan Strategic Opportunities	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Jennison Large-Cap Growth**	—	—	—	—
AST Loomis Sayles Large-Cap Growth	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST MFS Global Equity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST MFS Growth	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST MFS Growth Allocation	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST MFS Large-Cap Value**	—	—	—	—
AST Mid-Cap Growth	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Parametric Emerging Markets Equity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST Preservation Asset Allocation	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Prudential Core Bond**	—	—	—	—
AST Prudential Growth Allocation	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST QMA Large-Cap**	—	—	—	—
AST QMA US Equity Alpha	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Quantitative Modeling**	—	—	—	—
AST AllianzGI World Trends	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Small-Cap Growth	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Small-Cap Growth Opportunities	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Small-Cap Value	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST T. Rowe Price Asset Allocation	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST T. Rowe Price Large-Cap Growth	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST T. Rowe Price Large-Cap Value	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST T. Rowe Price Natural Resources	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Templeton Global Bond	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST WEDGE Capital Mid-Cap Value	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Wellington Management Hedged Equity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Western Asset Core Plus Bond	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AST Western Asset Emerging Markets Debt**	—	—	—	—
BNY Mellon Stock Index Fund, Inc.	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
BNY Mellon VIF Government Money Market	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
BNY Mellon VIF Growth and Income Initial Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
DWS Bond VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
DWS Capital Growth VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
DWS Core Equity VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
DWS CROCI® International VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
DWS Global Income Builder VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
DWS Global Small Cap VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
DWS Government Money Market VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
DWS Small Mid Cap Growth VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Federated Government Money Fund II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Asset Manager: Growth Service Class 2**	—	—	—	—
Fidelity VIP Contrafund Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Contrafund Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Equity-Income Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Equity-Income Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Freedom 2010 Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Freedom 2020 Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Freedom 2030 Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Freedom Income Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Government Money Market Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	For the Period April 29, 2016* to December 31, 2016 and for the Three Years Ended on December 31 2019
Fidelity VIP Government Money Market Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Growth & Income Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Growth Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Growth Opportunities Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	For the Period April 24, 2015* to December 31, 2015 and for the Four Years Ended on December 31 2019
Fidelity VIP Growth Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP High Income Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP High Income Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Index 500 Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Index 500 Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Investment Grade Bond Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Investment Grade Bond Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Mid Cap Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Overseas Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity VIP Overseas Service Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Flex Cap Growth VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Growth and Income VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Income VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Franklin Large Cap Growth VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Mutual Global Discovery VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Mutual Shares VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Small Cap Value VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Small-Mid Cap Growth VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin U.S. Government Securities VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Goldman Sachs VIT International Equity Insights Institutional Shares**	—	—	—	—
Goldman Sachs VIT Large Cap Value Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Goldman Sachs VIT Mid Cap Value Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Goldman Sachs VIT Strategic Growth Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Capital Appreciation Non-Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Capital Appreciation Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Conservative Balance Non-Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Conservative Balance Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Non-Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Global Non-Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Global Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Global Strategic Income Non-Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Global Strategic Income Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. International Growth Service Shares**	—	—	—	—
Invesco Oppenheimer V.I. Main Street Non-Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Main Street Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco Oppenheimer V.I. Main Street Small Cap Non-Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Main Street Small Cap Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Total Return Bond Non-Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Total Return Bond Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. American Franchise Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. American Franchise Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. American Value Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. American Value Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Comstock Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Comstock Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Core Equity Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Core Equity Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Core Plus Bond Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Core Plus Bond Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Diversified Dividend Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Diversified Dividend Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Equity and Income Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Equity and Income Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Global Core Equity Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Global Core Equity Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Government Money Market Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Government Money Market Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Government Securities Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Government Securities Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Growth and Income Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. High Yield Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. High Yield Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. International Growth Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. International Growth Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Managed Volatility Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Managed Volatility Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Mid Cap Core Equity Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Mid Cap Core Equity Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Mid Cap Growth Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Mid Cap Growth Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. S&P 500 Index Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. S&P 500 Index Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Technology Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Technology Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Value Opportunities Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Value Opportunities Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson VIT Forty Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson VIT Global Research Service Shares**	—	—	—	—
Janus Henderson VIT Overseas Service Shares**	—	—	—	—
Lazard Retirement Series Emerging Market Equity Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Lord Abbet Bond-Debenture	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Lord Abbet Fundamental Equity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Lord Abbet Growth and Income	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Lord Abbet Growth Opportunities	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Lord Abbet Mid Cap Stock	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS VIT Growth Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS VIT Growth Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS VIT High Yield Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS VIT Investors Trust Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS VIT Investors Trust Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS VIT New Discovery Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS VIT New Discovery Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
MFS VIT Research Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS VIT Research Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS VIT Total Return Bond Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS VIT Utilities Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS VIT Utilities Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Core Plus Fixed Income Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Discovery Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Discovery Class II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Emerging Markets Debt Class II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Emerging Markets Equity Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Emerging Markets Equity Class II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Global Franchise Class II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Global Infrastructure Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Global Infrastructure Class II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Global Strategist Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Global Strategist Class II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Growth Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Growth Class II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF U.S. Real Estate Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF U.S. Real Estate Class II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIS Income Plus Class X Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIS Income Plus Class Y Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIS Multi Cap Growth Class X Shares	—	For the Period January 1, 2019 to April 26, 2019#	For the Year ended December 31, 2018 and for the Period January 1, 2019 to April 26, 2019#	Four Years Ended December 31, 2018 and for the Period January 1, 2019 to April 26, 2019#
Morgan Stanley VIS Multi Cap Growth Class Y Shares	—	For the Period January 1, 2019 to April 26, 2019#	For the Year ended December 31, 2018 and for the Period January 1, 2019 to April 26, 2019#	Four Years Ended December 31, 2018 and for the Period January 1, 2019 to April 26, 2019#
Neuberger Berman AMT Guardian Class I	—	—	—	—
Neuberger Berman AMT Large Cap Value Class I	—	For the Period January 1, 2019 to April 30, 2019#	For the Year ended December 31, 2018 and for the Period January 1, 2019 to April 30, 2019#	Four Years Ended December 31, 2018 and for the Period January 1, 2019 to April 30, 2019#

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Neuberger Berman AMT Mid Cap Growth Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Neuberger Berman AMT Sustainable Equity Portfolio Class I	December 31, 2019	For the Period April 30, 2019* to December 31, 2019	For the Period April 30, 2019* to December 31, 2019	For the Period April 30, 2019* to December 31, 2019
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
PIMCO VIT Emerging Markets Bond Advisor Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
PIMCO VIT Real Return Advisor Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
PIMCO VIT Total Return Advisor Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
PIMCO VIT Total Return Institutional Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
ProFund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	—	—
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
Putnam VT Diversified Income Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Equity Income Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT George Putnam Balanced Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Global Asset Allocation Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Global Equity Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Global Health Care Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Global Utilities Class IB	—	For the Period January 1, 2019 to June 14, 2019#	For the Year ended December 31, 2018 and for the Period January 1, 2019 to June 14, 2019#	Four Years Ended December 31, 2018 and for the Period January 1, 2019 to June 14, 2019#
Putnam VT Government Money Market Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Growth Opportunities Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Putnam VT High Yield Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Income Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT International Equity Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT International Growth Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT International Value Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Mortgage Securities Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Multi-Cap Core Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Research Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Small Cap Growth Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Small Cap Value Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Sustainable Future Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT Sustainable Leaders Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Rydex VT NASDAQ-100®**	—	—	—	—
Templeton Developing Markets VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Templeton Foreign VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Templeton Global Bond VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Templeton Growth VIP Class 2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

* date represents commencement of operation
** sub-account was available but did not have assets at December 31, 2019 and did not have any activity for the year / period ended December 31, 2019
# represents the date the sub-account ceased operations
! sub-account was available but did not have assets at December 31, 2019

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Alliance Bernstein		Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	Alliance Bernstein	VPS International	VPS Large	VPS Small/
	& Income	VPS Growth	Value	Cap Growth	Mid Value
	Class B*	Class B*	Class B*	Class B*	Class B*
ASSETS
Investments, at fair value	$38,042,892	$—	$5,379,085	$31,261,240	$7,462,637
Total assets	$38,042,892	$—	$5,379,085	$31,261,240	$7,462,637
NET ASSETS
Accumulation units	$37,941,292	$—	$5,379,085	$31,180,688	$7,446,810
Contracts in payout (annuitization) period	101,600	—	—	80,552	15,827
Total net assets	$38,042,892	$—	$5,379,085	$31,261,240	$7,462,637
FUND SHARE INFORMATION
Number of shares	1,278,323	—	377,745	545,762	421,142
Cost of investments	$31,168,362	$—	$5,811,070	$26,116,552	$7,360,684
UNIT VALUE (1)
Lowest	$21.45	$—	$9.22	$17.83	$33.25
Highest	$34.57	$—	$11.19	$42.83	$41.45

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Alliance Bernstein		Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	Alliance Bernstein	VPS International	VPS Large	VPS Small/
	& Income	VPS Growth	Value	Cap Growth	Mid Value
	Class B*	Class B*	Class B*	Class B*	Class B*
NET INVESTMENT INCOME (LOSS)
Dividends	$381,551	$—	$42,145	$—	$24,030
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(590,815)	(72,030)	(82,048)	(390,580)	(116,357)
Administrative expense	(42,706)	(6,485)	(10,119)	(31,148)	(14,389)
Net investment income (loss)	(251,970)	(78,515)	(50,022)	(421,728)	(106,716)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,120,397	16,252,286	1,007,064	3,876,301	1,544,977
Cost of investments sold	5,050,579	13,661,584	1,171,159	3,267,842	1,502,104
Realized gains (losses) on fund shares	1,069,818	2,590,702	(164,095)	608,459	42,873
Realized gain distributions	4,010,708	3,241,780	—	3,880,109	830,004
Net realized gains (losses)	5,080,526	5,832,482	(164,095)	4,488,568	872,877
Change in unrealized gains (losses)	2,373,574	(2,943,044)	948,636	1,459,747	492,935
Net realized and change in
unrealized gains (losses) on investments	7,454,100	2,889,438	784,541	5,948,315	1,365,812
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,202,130	$2,810,923	$734,519	$5,526,587	$1,259,096

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2019.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

			AST		AST
	Alliance Bernstein	American Century	Academic	AST	Balanced
	VPS Value	VP International	Strategies	Advanced	Asset
	Class B*	Class I*	Asset Allocation	Strategies	Allocation
ASSETS
Investments, at fair value	$—	$7,144	$2,323,841	$1,432,346	$5,313,440
Total assets	$—	$7,144	$2,323,841	$1,432,346	$5,313,440
NET ASSETS
Accumulation units	$—	$7,144	$2,323,841	$1,432,346	$5,313,440
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$—	$7,144	$2,323,841	$1,432,346	$5,313,440
FUND SHARE INFORMATION
Number of shares	—	621	144,159	66,220	259,445
Cost of investments	$—	$4,988	$1,738,020	$805,567	$2,750,336
UNIT VALUE (1)
Lowest	$—	$22.33	$11.13	$15.65	$14.55
Highest	$—	$22.84	$17.44	$23.72	$21.64

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

			AST		AST
	Alliance Bernstein	American Century	Academic	AST	Balanced
	VPS Value	VP International	Strategies	Advanced	Asset
	Class B*	Class I*	Asset Allocation	Strategies	Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$5,652	$55	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,417)	(88)	(43,315)	(21,103)	(66,855)
Administrative expense	(285)	(7)	(3,969)	(2,262)	(7,636)
Net investment income (loss)	2,950	(40)	(47,284)	(23,365)	(74,491)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	492,675	98	1,109,031	512,057	330,479
Cost of investments sold	408,835	75	851,753	311,387	189,518
Realized gains (losses) on fund shares	83,840	23	257,278	200,670	140,961
Realized gain distributions	40,561	332	—	—	—
Net realized gains (losses)	124,401	355	257,278	200,670	140,961
Change in unrealized gains (losses)	(72,738)	1,183	120,881	103,453	750,281
Net realized and change in
unrealized gains (losses) on investments	51,663	1,538	378,159	304,123	891,242
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$54,613	$1,498	$330,875	$280,758	$816,751

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	AST	AST	AST
	BlackRock	BlackRock	BlackRock/	AST	AST
	Global	Low Duration	Loomis	Bond Portfolio	Bond Portfolio
	Strategies	Bond	Sayles Bond	2019	2022
ASSETS
Investments, at fair value	$4,419	$47,526	$75,413	$—	$509,416
Total assets	$4,419	$47,526	$75,413	$—	$509,416
NET ASSETS
Accumulation units	$4,419	$47,526	$75,413	$—	$509,416
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$4,419	$47,526	$75,413	$—	$509,416
FUND SHARE INFORMATION
Number of shares	283	4,198	5,096	—	35,425
Cost of investments	$2,852	$45,302	$61,844	$—	$489,020
UNIT VALUE (1)
Lowest	$12.20	$9.27	$11.80	$—	$11.09
Highest	$14.40	$12.21	$15.44	$—	$12.60

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	AST	AST	AST
	BlackRock	BlackRock	BlackRock/	AST	AST
	Global	Low Duration	Loomis	Bond Portfolio	Bond Portfolio
	Strategies	Bond	Sayles Bond	2019	2022
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(58)	(680)	(851)	(2,758)	(5,667)
Administrative expense	(7)	(88)	(112)	(226)	(555)
Net investment income (loss)	(65)	(768)	(963)	(2,984)	(6,222)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	71	36,439	3,193	256,336	51,416
Cost of investments sold	49	36,432	2,679	258,295	49,344
Realized gains (losses) on fund shares	22	7	514	(1,959)	2,072
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	22	7	514	(1,959)	2,072
Change in unrealized gains (losses)	646	2,826	6,060	5,957	13,943
Net realized and change in
unrealized gains (losses) on investments	668	2,833	6,574	3,998	16,015
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$603	$2,065	$5,611	$1,014	$9,793

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2023	2024	2026	2027	2029
ASSETS
Investments, at fair value	$122,010	$52,070	$297,250	$12,040	$37,066
Total assets	$122,010	$52,070	$297,250	$12,040	$37,066
NET ASSETS
Accumulation units	$122,010	$52,070	$297,250	$12,040	$37,066
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$122,010	$52,070	$297,250	$12,040	$37,066
FUND SHARE INFORMATION
Number of shares	10,075	4,462	25,803	1,066	3,354
Cost of investments	$105,163	$43,361	$266,652	$10,754	$35,287
UNIT VALUE (1)
Lowest	$9.59	$9.52	$9.96	$10.05	$10.42
Highest	$10.75	$10.51	$10.69	$10.64	$10.72

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2023	2024	2026	2027	2029
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,613)	(685)	(4,601)	(299)	(391)
Administrative expense	(181)	(76)	(514)	(31)	(38)
Net investment income (loss)	(1,794)	(761)	(5,115)	(330)	(429)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,934	796	172,185	44,976	1,901
Cost of investments sold	1,703	683	161,768	42,817	1,848
Realized gains (losses) on fund shares	231	113	10,417	2,159	53
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	231	113	10,417	2,159	53
Change in unrealized gains (losses)	7,303	3,761	24,966	493	1,779
Net realized and change in
unrealized gains (losses) on investments	7,534	3,874	35,383	2,652	1,832
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,740	$3,113	$30,268	$2,322	$1,403

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

				AST
	AST			Fidelity	AST
	Capital Growth	AST	AST	Institutional	Goldman Sachs
	Asset	Cohen & Steers	Cohen & Steers	AMSM	Large-Cap
	Allocation	Global Realty*	Realty	Quantitative	Value*
ASSETS
Investments, at fair value	$3,721,861	$1,842	$11,548	$1,093,755	$—
Total assets	$3,721,861	$1,842	$11,548	$1,093,755	$—
NET ASSETS
Accumulation units	$3,721,861	$1,842	$11,548	$1,093,755	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$3,721,861	$1,842	$11,548	$1,093,755	$—
FUND SHARE INFORMATION
Number of shares	171,041	123	799	66,530	—
Cost of investments	$2,319,656	$969	$6,697	$712,602	$—
UNIT VALUE (1)
Lowest	$14.81	$14.14	$18.20	$12.32	$—
Highest	$24.35	$26.36	$37.32	$20.32	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

				AST
	AST			Fidelity	AST
	Capital Growth	AST	AST	Institutional	Goldman Sachs
	Asset	Cohen & Steers	Cohen & Steers	AMSM	Large-Cap
	Allocation	Global Realty*	Realty	Quantitative	Value*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(51,508)	(26)	(162)	(14,696)	(361)
Administrative expense	(5,393)	(3)	(16)	(1,651)	(36)
Net investment income (loss)	(56,901)	(29)	(178)	(16,347)	(397)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	327,269	143	617	223,739	80,584
Cost of investments sold	217,492	88	419	177,293	63,023
Realized gains (losses) on fund shares	109,777	55	198	46,446	17,561
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	109,777	55	198	46,446	17,561
Change in unrealized gains (losses)	601,417	325	2,599	147,590	(7,148)
Net realized and change in
unrealized gains (losses) on investments	711,194	380	2,797	194,036	10,413
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$654,293	$351	$2,619	$177,689	$10,016

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset	Value	Money Market	High Yield	Value
ASSETS
Investments, at fair value	$378,407	$2,318	$301,686	$30,101	$1,382
Total assets	$378,407	$2,318	$301,686	$30,101	$1,382
NET ASSETS
Accumulation units	$378,407	$2,318	$301,686	$30,101	$1,382
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$378,407	$2,318	$301,686	$30,101	$1,382
FUND SHARE INFORMATION
Number of shares	24,765	93	301,686	2,645	42
Cost of investments	$240,837	$960	$301,686	$19,770	$895
UNIT VALUE (1)
Lowest	$12.35	$22.21	$7.58	$15.31	$14.35
Highest	$17.26	$32.32	$9.58	$20.46	$31.02

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset	Value	Money Market	High Yield	Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$7,279	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(4,770)	(33)	(6,024)	(278)	(12)
Administrative expense	(553)	(4)	(655)	(44)	(3)
Net investment income (loss)	(5,323)	(37)	600	(322)	(15)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	30,357	183	1,717,518	1,034	17
Cost of investments sold	23,133	85	1,717,518	737	11
Realized gains (losses) on fund shares	7,224	98	—	297	6
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	7,224	98	—	297	6
Change in unrealized gains (losses)	47,004	344	—	3,757	313
Net realized and change in
unrealized gains (losses) on investments	54,228	442	—	4,054	319
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$48,905	$405	$600	$3,732	$304
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
ASSETS
Investments, at fair value	$49,171	$22,894	$1,981,632	$134,049	$85,240
Total assets	$49,171	$22,894	$1,981,632	$134,049	$85,240
NET ASSETS
Accumulation units	$49,171	$22,894	$1,981,632	$134,049	$85,240
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$49,171	$22,894	$1,981,632	$134,049	$85,240
FUND SHARE INFORMATION
Number of shares	2,395	1,067	238,177	7,443	2,636
Cost of investments	$28,808	$19,782	$1,803,384	$100,707	$68,382
UNIT VALUE (1)
Lowest	$11.26	$8.81	$14.75	$14.43	$10.36
Highest	$22.74	$17.12	$18.26	$21.64	$19.38

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(505)	(313)	(30,543)	(1,683)	(1,457)
Administrative expense	(70)	(40)	(3,401)	(215)	(125)
Net investment income (loss)	(575)	(353)	(33,944)	(1,898)	(1,582)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,009	17,409	3,112,371	132,689	20,524
Cost of investments sold	4,910	16,183	2,911,654	108,290	16,878
Realized gains (losses) on fund shares	1,099	1,226	200,717	24,399	3,646
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	1,099	1,226	200,717	24,399	3,646
Change in unrealized gains (losses)	11,676	4,399	60,717	6,220	17,298
Net realized and change in
unrealized gains (losses) on investments	12,775	5,625	261,434	30,619	20,944
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$12,200	$5,272	$227,490	$28,721	$19,362

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	AST	AST
	J.P. Morgan	Loomis Sayles	AST		AST
	Strategic	Large-Cap	MFS Global	AST	MFS Growth
	Opportunities	Growth	Equity	MFS Growth	Allocation*
ASSETS
Investments, at fair value	$1,661,159	$173,123	$21,084	$4,406	$183,503
Total assets	$1,661,159	$173,123	$21,084	$4,406	$183,503
NET ASSETS
Accumulation units	$1,661,159	$173,123	$21,084	$4,406	$183,503
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$1,661,159	$173,123	$21,084	$4,406	$183,503
FUND SHARE INFORMATION
Number of shares	79,902	2,710	874	132	10,534
Cost of investments	$1,134,827	$55,201	$9,844	$1,152	$133,760
UNIT VALUE (1)
Lowest	$12.49	$22.94	$17.88	$24.31	$14.11
Highest	$16.96	$41.79	$29.93	$39.32	$16.34

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	AST	AST
	J.P. Morgan	Loomis Sayles	AST		AST
	Strategic	Large-Cap	MFS Global	AST	MFS Growth
	Opportunities	Growth	Equity	MFS Growth	Allocation*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(23,453)	(2,255)	(264)	(39)	(3,424)
Administrative expense	(2,632)	(259)	(44)	(6)	(268)
Net investment income (loss)	(26,085)	(2,514)	(308)	(45)	(3,692)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	792,824	49,272	33,242	270	19,759
Cost of investments sold	568,710	20,670	17,588	88	16,417
Realized gains (losses) on fund shares	224,114	28,602	15,654	182	3,342
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	224,114	28,602	15,654	182	3,342
Change in unrealized gains (losses)	13,851	21,862	(5,857)	1,048	32,844
Net realized and change in
unrealized gains (losses) on investments	237,965	50,464	9,797	1,230	36,186
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$211,880	$47,950	$9,489	$1,185	$32,494

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Parametric	Preservation	Prudential
	Mid-Cap	Mid-Cap	Emerging	Asset	Growth
	Growth*	Value	Markets Equity	Allocation	Allocation
ASSETS
Investments, at fair value	$41,763	$24,113	$4,955	$3,822,408	$10,483,249
Total assets	$41,763	$24,113	$4,955	$3,822,408	$10,483,249
NET ASSETS
Accumulation units	$41,763	$24,113	$4,955	$3,822,408	$10,483,249
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$41,763	$24,113	$4,955	$3,822,408	$10,483,249
FUND SHARE INFORMATION
Number of shares	3,557	683	503	211,651	573,796
Cost of investments	$23,692	$11,519	$4,662	$2,457,325	$7,568,691
UNIT VALUE (1)
Lowest	$21.93	$17.39	$8.76	$13.63	$12.93
Highest	$34.60	$33.23	$15.44	$17.69	$22.60

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Parametric	Preservation	Prudential
	Mid-Cap	Mid-Cap	Emerging	Asset	Growth
	Growth*	Value	Markets Equity	Allocation	Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(726)	(270)	(70)	(52,264)	(139,548)
Administrative expense	(94)	(33)	(7)	(5,879)	(15,451)
Net investment income (loss)	(820)	(303)	(77)	(58,143)	(154,999)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	80,449	698	413	1,278,711	2,428,943
Cost of investments sold	45,363	443	420	835,654	1,855,782
Realized gains (losses) on fund shares	35,086	255	(7)	443,057	573,161
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	35,086	255	(7)	443,057	573,161
Change in unrealized gains (losses)	(10,623)	3,886	610	104,644	1,163,294
Net realized and change in
unrealized gains (losses) on investments	24,463	4,141	603	547,701	1,736,455
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$23,643	$3,838	$526	$489,558	$1,581,456

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	AST	AST		AST
	QMA	AllianzGI	AST	Small-Cap	AST
	US Equity	World	Small-Cap	Growth	Small-Cap
	Alpha	Trends*	Growth	Opportunities	Value
ASSETS
Investments, at fair value	$37,762	$919,114	$1,185	$26,988	$33,468
Total assets	$37,762	$919,114	$1,185	$26,988	$33,468
NET ASSETS
Accumulation units	$37,762	$919,114	$1,185	$26,988	$33,468
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$37,762	$919,114	$1,185	$26,988	$33,468
FUND SHARE INFORMATION
Number of shares	1,082	57,589	22	1,118	1,155
Cost of investments	$16,734	$506,890	$1,000	$11,912	$12,694
UNIT VALUE (1)
Lowest	$19.21	$12.79	$22.17	$19.09	$16.68
Highest	$38.34	$18.66	$38.44	$37.12	$29.02

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	AST	AST		AST
	QMA	AllianzGI	AST	Small-Cap	AST
	US Equity	World	Small-Cap	Growth	Small-Cap
	Alpha	Trends*	Growth	Opportunities	Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(399)	(14,986)	(14)	(265)	(347)
Administrative expense	(61)	(1,382)	(1)	(37)	(46)
Net investment income (loss)	(460)	(16,368)	(15)	(302)	(393)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	20,586	166,664	17	1,477	580
Cost of investments sold	7,732	122,617	16	785	352
Realized gains (losses) on fund shares	12,854	44,047	1	692	228
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	12,854	44,047	1	692	228
Change in unrealized gains (losses)	(2,902)	103,982	217	6,640	5,792
Net realized and change in
unrealized gains (losses) on investments	9,952	148,029	218	7,332	6,020
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,492	$131,661	$203	$7,030	$5,627

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	AST	AST	AST	AST
	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	AST
	Asset	Large-Cap	Large-Cap	Natural	Templeton
	Allocation	Growth	Value*	Resources	Global Bond
ASSETS
Investments, at fair value	$3,565,453	$9,057	$106,225	$32,265	$21,088
Total assets	$3,565,453	$9,057	$106,225	$32,265	$21,088
NET ASSETS
Accumulation units	$3,565,453	$9,057	$106,225	$32,265	$21,088
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$3,565,453	$9,057	$106,225	$32,265	$21,088
FUND SHARE INFORMATION
Number of shares	106,400	196	6,169	1,433	1,850
Cost of investments	$2,199,754	$2,989	$92,104	$33,771	$20,766
UNIT VALUE (1)
Lowest	$15.48	$28.85	$12.13	$6.93	$9.74
Highest	$22.73	$46.88	$24.13	$13.77	$12.19

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	AST	AST	AST	AST
	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	AST
	Asset	Large-Cap	Large-Cap	Natural	Templeton
	Allocation	Growth	Value*	Resources	Global Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(51,282)	(87)	(1,050)	(415)	(274)
Administrative expense	(5,043)	(13)	(109)	(49)	(33)
Net investment income (loss)	(56,325)	(100)	(1,159)	(464)	(307)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	561,869	110	1,916	8,196	1,235
Cost of investments sold	358,408	45	1,819	9,834	1,214
Realized gains (losses) on fund shares	203,461	65	97	(1,638)	21
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	203,461	65	97	(1,638)	21
Change in unrealized gains (losses)	423,850	1,881	11,403	7,130	317
Net realized and change in
unrealized gains (losses) on investments	627,311	1,946	11,500	5,492	338
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$570,986	$1,846	$10,341	$5,028	$31

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	AST	AST	AST		BNY Mellon
	WEDGE Capital	Wellington	Western Asset	BNY Mellon	Sustainable U.S.
	Mid-Cap	Management	Core Plus	Stock Index	Equity Portfolio,
	Value	Hedged Equity	Bond	Fund, Inc.*	Inc*
ASSETS
Investments, at fair value	$34,641	$247,957	$61,488	$247,442	$12,668
Total assets	$34,641	$247,957	$61,488	$247,442	$12,668
NET ASSETS
Accumulation units	$34,641	$247,957	$61,488	$245,177	$12,668
Contracts in payout (annuitization) period	—	—	—	2,265	—
Total net assets	$34,641	$247,957	$61,488	$247,442	$12,668
FUND SHARE INFORMATION
Number of shares	1,351	14,234	4,373	4,127	322
Cost of investments	$12,085	$179,151	$52,738	$139,919	$10,560
UNIT VALUE (1)
Lowest	$16.45	$12.00	$12.45	$21.99	$15.16
Highest	$29.47	$22.65	$15.16	$36.03	$29.61

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	AST	AST	AST		BNY Mellon
	WEDGE Capital	Wellington	Western Asset	BNY Mellon	Sustainable U.S.
	Mid-Cap	Management	Core Plus	Stock Index	Equity Portfolio,
	Value	Hedged Equity	Bond	Fund, Inc.*	Inc*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$4,027	$162
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(447)	(3,328)	(602)	(3,106)	(119)
Administrative expense	(50)	(349)	(91)	(237)	(11)
Net investment income (loss)	(497)	(3,677)	(693)	684	32
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	497	8,585	3,113	40,454	138
Cost of investments sold	189	6,756	2,748	24,649	129
Realized gains (losses) on fund shares	308	1,829	365	15,805	9
Realized gain distributions	—	—	—	12,870	358
Net realized gains (losses)	308	1,829	365	28,675	367
Change in unrealized gains (losses)	5,316	40,811	6,608	31,631	2,733
Net realized and change in
unrealized gains (losses) on investments	5,624	42,640	6,973	60,306	3,100
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,127	$38,963	$6,280	$60,990	$3,132

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

		BNY Mellon VIF		DWS
	BNY Mellon VIF	Growth and	DWS	Capital Growth	DWS
	Government	Income	Bond VIP	VIP	Core Equity VIP
	Money Market*	Initial Shares*	Class A*	Class A*	Class A*
ASSETS
Investments, at fair value	$176,563	$19,654	$169,804	$1,475,013	$513,146
Total assets	$176,563	$19,654	$169,804	$1,475,013	$513,146
NET ASSETS
Accumulation units	$176,563	$19,654	$137,128	$1,411,377	$511,721
Contracts in payout (annuitization) period	—	—	32,676	63,636	1,425
Total net assets	$176,563	$19,654	$169,804	$1,475,013	$513,146
FUND SHARE INFORMATION
Number of shares	176,563	618	29,895	44,375	45,371
Cost of investments	$176,563	$15,440	$170,294	$1,097,114	$465,599
UNIT VALUE (1)
Lowest	$8.48	$21.79	$18.09	$37.09	$29.80
Highest	$11.32	$31.84	$18.48	$37.88	$30.44

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

		BNY Mellon VIF		DWS
	BNY Mellon VIF	Growth and	DWS	Capital Growth	DWS
	Government	Income	Bond VIP	VIP	Core Equity VIP
	Money Market*	Initial Shares*	Class A*	Class A*	Class A*
NET INVESTMENT INCOME (LOSS)
Dividends	$2,925	$197	$5,479	$6,121	$5,996
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,282)	(228)	(692)	(5,692)	(2,133)
Administrative expense	(176)	(17)	(517)	(4,179)	(1,531)
Net investment income (loss)	467	(48)	4,270	(3,750)	2,332
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,186	951	19,811	339,151	106,461
Cost of investments sold	5,186	789	20,406	273,690	106,857
Realized gains (losses) on fund shares	—	162	(595)	65,461	(396)
Realized gain distributions	—	2,006	—	157,155	59,958
Net realized gains (losses)	—	2,168	(595)	222,616	59,562
Change in unrealized gains (losses)	—	2,220	12,635	205,077	66,656
Net realized and change in
unrealized gains (losses) on investments	—	4,388	12,040	427,693	126,218
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$467	$4,340	$16,310	$423,943	$128,550

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	DWS	DWS	DWS	DWS	DWS
	CROCI®	Global Income	Global	Government	Small Mid Cap
	International VIP	Builder VIP	Small Cap VIP	Money Market	Growth VIP
	Class A*	Class A*	Class A*	VIP Class A*	Class A*
ASSETS
Investments, at fair value	$144,057	$375,908	$600,912	$66,854	$305,721
Total assets	$144,057	$375,908	$600,912	$66,854	$305,721
NET ASSETS
Accumulation units	$129,656	$299,210	$600,912	$55,320	$305,721
Contracts in payout (annuitization) period	14,401	76,698	—	11,534	—
Total net assets	$144,057	$375,908	$600,912	$66,854	$305,721
FUND SHARE INFORMATION
Number of shares	19,600	15,262	58,683	66,854	22,381
Cost of investments	$179,126	$341,060	$728,128	$66,854	$358,740
UNIT VALUE (1)
Lowest	$13.55	$20.12	$38.20	$10.18	$24.66
Highest	$13.84	$20.41	$39.02	$10.31	$25.03

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	DWS	DWS	DWS	DWS	DWS
	CROCI®	Global Income	Global	Government	Small Mid Cap
	International VIP	Builder VIP	Small Cap VIP	Money Market	Growth VIP
	Class A*	Class A*	Class A*	VIP Class A*	Class A*
NET INVESTMENT INCOME (LOSS)
Dividends	$4,175	$21,854	$—	$1,166	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(581)	(1,858)	(2,518)	(265)	(1,277)
Administrative expense	(415)	(1,327)	(1,815)	(199)	(933)
Net investment income (loss)	3,179	18,669	(4,333)	702	(2,210)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	21,740	255,397	106,258	2,962	45,523
Cost of investments sold	29,423	250,708	138,018	2,962	56,354
Realized gains (losses) on fund shares	(7,683)	4,689	(31,760)	—	(10,831)
Realized gain distributions	—	653	34,009	—	39,379
Net realized gains (losses)	(7,683)	5,342	2,249	—	28,548
Change in unrealized gains (losses)	31,352	57,212	114,545	—	33,469
Net realized and change in
unrealized gains (losses) on investments	23,669	62,554	116,794	—	62,017
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$26,848	$81,223	$112,461	$702	$59,807

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Federated
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money	Contrafund	Contrafund	Equity-Income	Equity-Income
	Fund II	Initial Class*	Service Class 2*	Initial Class*	Service Class 2*
ASSETS
Investments, at fair value	$2,406,285	$4,503,454	$25,524,111	$579,114	$501,996
Total assets	$2,406,285	$4,503,454	$25,524,111	$579,114	$501,996
NET ASSETS
Accumulation units	$2,359,253	$4,483,196	$25,456,807	$570,367	$501,996
Contracts in payout (annuitization) period	47,032	20,258	67,304	8,747	—
Total net assets	$2,406,285	$4,503,454	$25,524,111	$579,114	$501,996
FUND SHARE INFORMATION
Number of shares	2,406,285	121,158	707,039	24,363	21,731
Cost of investments	$2,406,285	$3,454,211	$20,886,868	$508,726	$458,345
UNIT VALUE (1)
Lowest	$8.49	$30.46	$20.27	$23.95	$21.11
Highest	$11.93	$56.03	$42.40	$30.78	$27.94

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Federated
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money	Contrafund	Contrafund	Equity-Income	Equity-Income
	Fund II	Initial Class*	Service Class 2*	Initial Class*	Service Class 2*
NET INVESTMENT INCOME (LOSS)
Dividends	$41,129	$19,382	$53,067	$10,947	$8,549
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(32,782)	(54,903)	(363,216)	(7,389)	(6,905)
Administrative expense	(2,515)	(4,341)	(47,553)	(549)	(466)
Net investment income (loss)	5,832	(39,862)	(357,702)	3,009	1,178
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	287,273	594,190	5,389,609	65,766	27,610
Cost of investments sold	287,273	493,504	4,824,764	62,142	27,200
Realized gains (losses) on fund shares	—	100,686	564,845	3,624	410
Realized gain distributions	—	488,318	2,975,049	36,003	30,175
Net realized gains (losses)	—	589,004	3,539,894	39,627	30,585
Change in unrealized gains (losses)	—	560,960	3,177,980	82,349	71,336
Net realized and change in
unrealized gains (losses) on investments	—	1,149,964	6,717,874	121,976	101,921
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,832	$1,110,102	$6,360,172	$124,985	$103,099

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income	Money Market
	Service Class 2*	Service Class 2*	Service Class 2*	Service Class 2*	Initial Class*
ASSETS
Investments, at fair value	$2,629,143	$3,144,413	$728,390	$630,016	$32,525,293
Total assets	$2,629,143	$3,144,413	$728,390	$630,016	$32,525,293
NET ASSETS
Accumulation units	$2,421,356	$3,144,413	$728,390	$630,016	$32,171,743
Contracts in payout (annuitization) period	207,787	—	—	—	353,550
Total net assets	$2,629,143	$3,144,413	$728,390	$630,016	$32,525,293
FUND SHARE INFORMATION
Number of shares	197,383	225,892	47,952	53,256	32,525,293
Cost of investments	$2,315,181	$2,638,348	$553,856	$577,574	$32,525,293
UNIT VALUE (1)
Lowest	$14.14	$14.78	$15.84	$12.05	$9.70
Highest	$17.19	$17.96	$19.25	$14.64	$10.19

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income	Money Market
	Service Class 2*	Service Class 2*	Service Class 2*	Service Class 2*	Initial Class*
NET INVESTMENT INCOME (LOSS)
Dividends	$47,964	$54,258	$12,017	$11,479	$692,093
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(37,377)	(43,396)	(11,413)	(10,377)	(459,549)
Administrative expense	(4,883)	(5,547)	(1,491)	(1,341)	(33,584)
Net investment income (loss)	5,704	5,315	(887)	(239)	198,960
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,045,490	288,011	189,217	233,596	8,491,135
Cost of investments sold	923,069	248,872	158,608	213,403	8,491,135
Realized gains (losses) on fund shares	122,421	39,139	30,609	20,193	—
Realized gain distributions	119,937	159,272	28,920	15,564	—
Net realized gains (losses)	242,358	198,411	59,529	35,757	—
Change in unrealized gains (losses)	99,201	271,987	95,714	31,103	—
Net realized and change in
unrealized gains (losses) on investments	341,559	470,398	155,243	66,860	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$347,263	$475,713	$154,356	$66,621	$198,960

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Growth	Fidelity VIP	Growth	Fidelity VIP
	Money Market	& Income	Growth	Opportunities	Growth
	Service Class 2*	Service Class 2*	Initial Class*	Service Class 2*	Service Class 2*
ASSETS
Investments, at fair value	$42,656,510	$3,615,121	$3,305,728	$1,792,873	$141,165
Total assets	$42,656,510	$3,615,121	$3,305,728	$1,792,873	$141,165
NET ASSETS
Accumulation units	$42,250,402	$3,614,977	$3,271,183	$1,792,873	$141,165
Contracts in payout (annuitization) period	406,108	144	34,545	—	—
Total net assets	$42,656,510	$3,615,121	$3,305,728	$1,792,873	$141,165
FUND SHARE INFORMATION
Number of shares	42,656,510	167,522	41,797	37,313	1,823
Cost of investments	$42,656,510	$2,676,159	$2,170,943	$1,414,486	$79,036
UNIT VALUE (1)
Lowest	$8.11	$22.22	$19.95	$31.71	$23.39
Highest	$9.86	$26.98	$44.19	$38.53	$35.47

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Growth	Fidelity VIP	Growth	Fidelity VIP
	Money Market	& Income	Growth	Opportunities	Growth
	Service Class 2*	Service Class 2*	Initial Class*	Service Class 2*	Service Class 2*
NET INVESTMENT INCOME (LOSS)
Dividends	$783,457	$125,569	$8,115	$—	$68
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(715,574)	(55,871)	(40,525)	(25,935)	(1,939)
Administrative expense	(63,959)	(6,845)	(3,165)	(3,337)	(128)
Net investment income (loss)	3,924	62,853	(35,575)	(29,272)	(1,999)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	10,039,715	862,361	471,377	699,289	4,622
Cost of investments sold	10,039,715	695,592	329,350	558,117	2,893
Realized gains (losses) on fund shares	—	166,769	142,027	141,172	1,729
Realized gain distributions	—	327,561	198,071	151,434	7,762
Net realized gains (losses)	—	494,330	340,098	292,606	9,491
Change in unrealized gains (losses)	—	315,770	569,623	278,300	26,901
Net realized and change in
unrealized gains (losses) on investments	—	810,100	909,721	570,906	36,392
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,924	$872,953	$874,146	$541,634	$34,393

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Investment
	High Income	High Income	Index 500	Index 500	Grade Bond
	Initial Class*	Service Class 2*	Initial Class*	Service Class 2*	Initial Class*
ASSETS
Investments, at fair value	$211,149	$1,629,879	$3,310,904	$11,951,964	$663,309
Total assets	$211,149	$1,629,879	$3,310,904	$11,951,964	$663,309
NET ASSETS
Accumulation units	$211,149	$1,629,879	$3,309,062	$11,848,149	$663,309
Contracts in payout (annuitization) period	—	—	1,842	103,815	—
Total net assets	$211,149	$1,629,879	$3,310,904	$11,951,964	$663,309
FUND SHARE INFORMATION
Number of shares	38,886	312,237	10,335	37,778	50,365
Cost of investments	$221,391	$1,689,324	$1,644,384	$7,662,152	$639,110
UNIT VALUE (1)
Lowest	$17.39	$16.40	$22.60	$21.71	$19.85
Highest	$21.16	$26.02	$27.64	$34.14	$21.54

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Investment
	High Income	High Income	Index 500	Index 500	Grade Bond
	Initial Class*	Service Class 2*	Initial Class*	Service Class 2*	Initial Class*
NET INVESTMENT INCOME (LOSS)
Dividends	$10,948	$81,407	$61,486	$199,250	$17,933
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,907)	(24,795)	(42,165)	(168,135)	(7,814)
Administrative expense	(235)	(2,933)	(3,263)	(21,331)	(672)
Net investment income (loss)	7,806	53,679	16,058	9,784	9,447
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	60,645	211,307	555,264	2,025,378	62,250
Cost of investments sold	63,351	221,808	272,972	1,463,948	60,123
Realized gains (losses) on fund shares	(2,706)	(10,501)	282,292	561,430	2,127
Realized gain distributions	—	—	48,829	171,893	—
Net realized gains (losses)	(2,706)	(10,501)	331,121	733,323	2,127
Change in unrealized gains (losses)	24,947	151,299	483,575	2,114,386	42,237
Net realized and change in
unrealized gains (losses) on investments	22,241	140,798	814,696	2,847,709	44,364
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$30,047	$194,477	$830,754	$2,857,493	$53,811
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Fidelity VIP
	Investment	Fidelity VIP	Fidelity VIP	Fidelity VIP	Franklin
	Grade Bond	Mid Cap	Overseas	Overseas	Flex Cap Growth
	Service Class 2*	Service Class 2*	Initial Class*	Service Class 2*	VIP Class 2*
ASSETS
Investments, at fair value	$632	$7,206,516	$538,711	$6,688	$969,527
Total assets	$632	$7,206,516	$538,711	$6,688	$969,527
NET ASSETS
Accumulation units	$632	$7,154,542	$538,413	$6,688	$969,527
Contracts in payout (annuitization) period	—	51,974	298	—	—
Total net assets	$632	$7,206,516	$538,711	$6,688	$969,527
FUND SHARE INFORMATION
Number of shares	49	226,977	23,291	292	120,289
Cost of investments	$621	$7,126,626	$459,340	$4,970	$980,746
UNIT VALUE (1)
Lowest	$16.51	$17.65	$14.01	$15.80	$24.37
Highest	$16.51	$29.18	$18.63	$24.25	$29.59

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Fidelity VIP
	Investment	Fidelity VIP	Fidelity VIP	Fidelity VIP	Franklin
	Grade Bond	Mid Cap	Overseas	Overseas	Flex Cap Growth
	Service Class 2*	Service Class 2*	Initial Class*	Service Class 2*	VIP Class 2*
NET INVESTMENT INCOME (LOSS)
Dividends	$16	$47,619	$8,553	$95	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(8)	(105,720)	(6,605)	(116)	(14,904)
Administrative expense	—	(13,656)	(496)	(5)	(1,874)
Net investment income (loss)	8	(71,757)	1,452	(26)	(16,778)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	11	1,378,834	31,212	1,572	249,294
Cost of investments sold	13	1,427,710	27,698	1,388	267,970
Realized gains (losses) on fund shares	(2)	(48,876)	3,514	184	(18,676)
Realized gain distributions	—	813,872	17,514	263	48,855
Net realized gains (losses)	(2)	764,996	21,028	447	30,179
Change in unrealized gains (losses)	39	674,842	89,754	1,130	239,556
Net realized and change in
unrealized gains (losses) on investments	37	1,439,838	110,782	1,577	269,735
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$45	$1,368,081	$112,234	$1,551	$252,957

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Franklin		Franklin	Franklin
	Growth	Franklin	Large Cap	Mutual Global	Franklin
	and Income	Income	Growth	Discovery	Mutual Shares
	VIP Class 2*	VIP Class 2*	VIP Class 2*	VIP Class 2*	VIP Class 2*
ASSETS
Investments, at fair value	$16,471,043	$59,925,946	$16,084,689	$6,732,015	$34,533,964
Total assets	$16,471,043	$59,925,946	$16,084,689	$6,732,015	$34,533,964
NET ASSETS
Accumulation units	$16,291,720	$59,413,602	$15,934,153	$6,527,200	$34,343,318
Contracts in payout (annuitization) period	179,323	512,344	150,536	204,815	190,646
Total net assets	$16,471,043	$59,925,946	$16,084,689	$6,732,015	$34,533,964
FUND SHARE INFORMATION
Number of shares	978,090	3,766,559	731,122	363,108	1,835,936
Cost of investments	$13,722,911	$57,427,204	$12,861,809	$7,201,546	$32,884,307
UNIT VALUE (1)
Lowest	$26.41	$17.63	$22.21	$16.31	$18.14
Highest	$33.71	$22.10	$27.60	$24.86	$37.28

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Franklin		Franklin	Franklin
	Growth	Franklin	Large Cap	Mutual Global	Franklin
	and Income	Income	Growth	Discovery	Mutual Shares
	VIP Class 2*	VIP Class 2*	VIP Class 2*	VIP Class 2*	VIP Class 2*
NET INVESTMENT INCOME (LOSS)
Dividends	$371,342	$3,379,571	$—	$104,341	$615,082
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(233,843)	(906,234)	(228,921)	(96,706)	(504,341)
Administrative expense	(31,265)	(99,481)	(30,427)	(12,787)	(58,391)
Net investment income (loss)	106,234	2,373,856	(259,348)	(5,152)	52,350
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,530,840	15,192,611	3,967,697	1,551,717	6,919,084
Cost of investments sold	3,103,599	14,879,156	3,196,671	1,664,377	6,545,823
Realized gains (losses) on fund shares	427,241	313,455	771,026	(112,660)	373,261
Realized gain distributions	882,825	1,021,432	2,037,258	655,445	3,288,865
Net realized gains (losses)	1,310,066	1,334,887	2,808,284	542,785	3,662,126
Change in unrealized gains (losses)	2,086,047	4,662,094	1,935,122	833,996	2,737,695
Net realized and change in
unrealized gains (losses) on investments	3,396,113	5,996,981	4,743,406	1,376,781	6,399,821
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,502,347	$8,370,837	$4,484,058	$1,371,629	$6,452,171

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

				Goldman Sachs	Goldman Sachs
		Franklin	Franklin	VIT Large	VIT Mid
	Franklin	Small-Mid	U.S. Government	Cap Value	Cap Value
	Small Cap Value	Cap Growth	Securities	Institutional	Institutional
	VIP Class 2*	VIP Class 2*	VIP Class 2*	Shares*	Shares*
ASSETS
Investments, at fair value	$15,797,384	$758,762	$7,011,830	$1,566,741	$1,605,578
Total assets	$15,797,384	$758,762	$7,011,830	$1,566,741	$1,605,578
NET ASSETS
Accumulation units	$15,725,299	$758,762	$6,933,400	$1,549,704	$1,605,578
Contracts in payout (annuitization) period	72,085	—	78,430	17,037	—
Total net assets	$15,797,384	$758,762	$7,011,830	$1,566,741	$1,605,578
FUND SHARE INFORMATION
Number of shares	1,049,660	43,884	581,895	170,483	98,988
Cost of investments	$16,875,515	$763,130	$7,279,148	$1,737,487	$1,523,665
UNIT VALUE (1)
Lowest	$24.62	$17.63	$10.56	$17.47	$22.19
Highest	$46.54	$49.91	$13.21	$23.59	$56.67

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

				Goldman Sachs	Goldman Sachs
		Franklin	Franklin	VIT Large	VIT Mid
	Franklin	Small-Mid	U.S. Government	Cap Value	Cap Value
	Small Cap Value	Cap Growth	Securities	Institutional	Institutional
	VIP Class 2*	VIP Class 2*	VIP Class 2*	Shares*	Shares*
NET INVESTMENT INCOME (LOSS)
Dividends	$164,791	$—	$239,776	$22,443	$12,035
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(222,968)	(9,623)	(113,880)	(24,379)	(22,001)
Administrative expense	(27,338)	(1,218)	(15,381)	(2,960)	(2,895)
Net investment income (loss)	(85,515)	(10,841)	110,515	(4,896)	(12,861)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,074,190	172,294	2,328,333	320,644	199,776
Cost of investments sold	3,429,144	176,361	2,456,820	377,494	197,075
Realized gains (losses) on fund shares	(354,954)	(4,067)	(128,487)	(56,850)	2,701
Realized gain distributions	2,625,230	94,816	—	53,679	56,448
Net realized gains (losses)	2,270,276	90,749	(128,487)	(3,171)	59,149
Change in unrealized gains (losses)	1,169,245	94,844	314,401	338,682	337,559
Net realized and change in
unrealized gains (losses) on investments	3,439,521	185,593	185,914	335,511	396,708
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,354,006	$174,752	$296,429	$330,615	$383,847

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

				Invesco
	Goldman Sachs	Goldman Sachs	Goldman Sachs	Oppenheimer V.I.	Invesco
	VIT Small Cap	VIT Strategic	VIT U.S.	Capital	Oppenheimer V.I.
	Equity Insights	Growth	Equity Insights	Appreciation	Capital
	Institutional	Institutional	Institutional	Non-Service	Appreciation
	Shares*	Shares*	Shares*	Shares*	Service Shares*
ASSETS
Investments, at fair value	$3,153,852	$11,555	$3,074,845	$3,183,999	$14,513,027
Total assets	$3,153,852	$11,555	$3,074,845	$3,183,999	$14,513,027
NET ASSETS
Accumulation units	$3,153,715	$11,555	$3,074,699	$3,170,161	$14,456,602
Contracts in payout (annuitization) period	137	—	146	13,838	56,425
Total net assets	$3,153,852	$11,555	$3,074,845	$3,183,999	$14,513,027
FUND SHARE INFORMATION
Number of shares	249,909	971	171,492	53,271	247,367
Cost of investments	$3,166,748	$11,157	$2,534,550	$2,424,749	$11,048,539
UNIT VALUE (1)
Lowest	$20.28	$21.31	$20.59	$18.13	$25.20
Highest	$41.58	$34.03	$30.92	$29.40	$31.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

				Invesco
	Goldman Sachs	Goldman Sachs	Goldman Sachs	Oppenheimer V.I.	Invesco
	VIT Small Cap	VIT Strategic	VIT U.S.	Capital	Oppenheimer V.I.
	Equity Insights	Growth	Equity Insights	Appreciation	Capital
	Institutional	Institutional	Institutional	Non-Service	Appreciation
	Shares*	Shares*	Shares*	Shares*	Service Shares*
NET INVESTMENT INCOME (LOSS)
Dividends	$14,764	$31	$37,405	$1,798	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(49,240)	(156)	(45,661)	(37,906)	(206,061)
Administrative expense	(5,996)	(11)	(5,665)	(2,972)	(27,508)
Net investment income (loss)	(40,472)	(136)	(13,921)	(39,080)	(233,569)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	666,920	186	652,775	336,416	3,383,543
Cost of investments sold	712,122	182	551,519	274,987	2,730,426
Realized gains (losses) on fund shares	(45,202)	4	101,256	61,429	653,117
Realized gain distributions	64,951	1,135	107,763	283,069	1,402,512
Net realized gains (losses)	19,749	1,139	209,019	344,498	2,055,629
Change in unrealized gains (losses)	674,244	1,890	434,502	553,590	2,331,160
Net realized and change in
unrealized gains (losses) on investments	693,993	3,029	643,521	898,088	4,386,789
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$653,521	$2,893	$629,600	$859,008	$4,153,220

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Invesco		Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Invesco	Invesco
	Conservative	Oppenheimer V.I.	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.
	Balance	Conservative	Cap Growth	Discovery Mid	Global
	Non-Service	Balance	Non-Service	Cap Growth	Non-Service
	Shares*	Service Shares*	Shares*	Service Shares*	Shares*
ASSETS
Investments, at fair value	$932,978	$4,932,452	$689,409	$4,826,297	$2,318,509
Total assets	$932,978	$4,932,452	$689,409	$4,826,297	$2,318,509
NET ASSETS
Accumulation units	$920,611	$4,880,258	$689,409	$4,807,975	$2,318,354
Contracts in payout (annuitization) period	12,367	52,194	—	18,322	155
Total net assets	$932,978	$4,932,452	$689,409	$4,826,297	$2,318,509
FUND SHARE INFORMATION
Number of shares	57,203	306,554	8,225	62,115	54,489
Cost of investments	$780,339	$4,433,311	$501,409	$3,669,835	$1,872,014
UNIT VALUE (1)
Lowest	$14.06	$14.77	$12.49	$30.05	$26.23
Highest	$19.01	$18.86	$31.24	$38.37	$44.16

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Invesco		Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Invesco	Invesco
	Conservative	Oppenheimer V.I.	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.
	Balance	Conservative	Cap Growth	Discovery Mid	Global
	Non-Service	Balance	Non-Service	Cap Growth	Non-Service
	Shares*	Service Shares*	Shares*	Service Shares*	Shares*
NET INVESTMENT INCOME (LOSS)
Dividends	$20,327	$101,400	$—	$—	$19,485
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(12,014)	(73,108)	(8,890)	(74,155)	(27,071)
Administrative expense	(903)	(9,585)	(634)	(9,655)	(2,179)
Net investment income (loss)	7,410	18,707	(9,524)	(83,810)	(9,765)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	63,567	1,032,419	31,877	1,405,408	344,540
Cost of investments sold	55,397	966,805	23,569	1,084,665	283,423
Realized gains (losses) on fund shares	8,170	65,614	8,308	320,743	61,117
Realized gain distributions	14,398	81,519	79,990	698,422	307,780
Net realized gains (losses)	22,568	147,133	88,298	1,019,165	368,897
Change in unrealized gains (losses)	101,159	557,516	111,966	615,750	205,687
Net realized and change in
unrealized gains (losses) on investments	123,727	704,649	200,264	1,634,915	574,584
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$131,137	$723,356	$190,740	$1,551,105	$564,819

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

		Invesco
		Oppenheimer V.I.	Invesco	Invesco
	Invesco	Global	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	Oppenheimer V.I.	Strategic Income	Global	Main Street	Oppenheimer V.I.
	Global	Non-Service	Strategic Income	Non-Service	Main Street
	Service Shares*	Shares*	Service Shares*	Shares*	Service Shares*
ASSETS
Investments, at fair value	$6,776,815	$980,321	$26,922,884	$1,212,690	$24,295,962
Total assets	$6,776,815	$980,321	$26,922,884	$1,212,690	$24,295,962
NET ASSETS
Accumulation units	$6,700,496	$938,087	$26,693,328	$1,210,283	$24,080,026
Contracts in payout (annuitization) period	76,319	42,234	229,556	2,407	215,936
Total net assets	$6,776,815	$980,321	$26,922,884	$1,212,690	$24,295,962
FUND SHARE INFORMATION
Number of shares	161,545	197,248	5,248,126	41,192	836,350
Cost of investments	$5,356,706	$993,643	$27,414,679	$997,751	$20,289,771
UNIT VALUE (1)
Lowest	$34.10	$4.33	$15.91	$21.03	$27.76
Highest	$43.54	$23.43	$20.31	$31.85	$35.43

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

		Invesco
		Oppenheimer V.I.	Invesco	Invesco
	Invesco	Global	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	Oppenheimer V.I.	Strategic Income	Global	Main Street	Oppenheimer V.I.
	Global	Non-Service	Strategic Income	Non-Service	Main Street
	Service Shares*	Shares*	Service Shares*	Shares*	Service Shares*
NET INVESTMENT INCOME (LOSS)
Dividends	$41,860	$41,929	$937,356	$11,948	$197,554
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(93,125)	(14,553)	(390,380)	(15,998)	(351,466)
Administrative expense	(12,449)	(1,077)	(52,509)	(1,160)	(45,897)
Net investment income (loss)	(63,714)	26,299	494,467	(5,210)	(199,809)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,154,743	258,954	4,876,677	151,365	5,008,360
Cost of investments sold	920,188	266,302	5,083,138	117,987	4,201,013
Realized gains (losses) on fund shares	234,555	(7,348)	(206,461)	33,378	807,347
Realized gain distributions	945,355	—	—	179,864	3,918,955
Net realized gains (losses)	1,179,910	(7,348)	(206,461)	213,242	4,726,302
Change in unrealized gains (losses)	554,780	77,588	2,066,107	93,394	1,676,285
Net realized and change in
unrealized gains (losses) on investments	1,734,690	70,240	1,859,646	306,636	6,402,587
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,670,976	$96,539	$2,354,113	$301,426	$6,202,778

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Invesco		Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Invesco
	Main Street	Oppenheimer V.I.	Total Return	Oppenheimer V.I.	Invesco V.I.
	Small Cap	Main Street	Bond	Total Return	American
	Non-Service	Small Cap	Non-Service	Bond	Franchise
	Shares*	Service Shares*	Shares*	Service Shares*	Series I*
ASSETS
Investments, at fair value	$1,268,050	$10,286,824	$440,612	$9,517,519	$76,285,321
Total assets	$1,268,050	$10,286,824	$440,612	$9,517,519	$76,285,321
NET ASSETS
Accumulation units	$1,268,050	$10,181,822	$440,612	$9,450,721	$74,693,088
Contracts in payout (annuitization) period	—	105,002	—	66,798	1,592,233
Total net assets	$1,268,050	$10,286,824	$440,612	$9,517,519	$76,285,321
FUND SHARE INFORMATION
Number of shares	54,376	449,403	55,563	1,217,074	1,136,044
Cost of investments	$1,176,754	$8,955,549	$503,941	$10,000,163	$52,659,665
UNIT VALUE (1)
Lowest	$46.19	$37.13	$12.83	$8.19	$12.92
Highest	$50.12	$47.41	$13.92	$10.18	$40.30

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Invesco		Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Invesco
	Main Street	Oppenheimer V.I.	Total Return	Oppenheimer V.I.	Invesco V.I.
	Small Cap	Main Street	Bond	Total Return	American
	Non-Service	Small Cap	Non-Service	Bond	Franchise
	Shares*	Service Shares*	Shares*	Service Shares*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$2,459	$—	$15,287	$307,226	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(15,750)	(149,761)	(5,415)	(129,338)	(996,149)
Administrative expense	(1,213)	(19,697)	(450)	(18,342)	(72,436)
Net investment income (loss)	(14,504)	(169,458)	9,422	159,546	(1,068,585)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	118,785	2,101,562	47,408	2,255,496	12,774,175
Cost of investments sold	121,824	1,925,002	55,062	2,427,150	8,692,529
Realized gains (losses) on fund shares	(3,039)	176,560	(7,654)	(171,654)	4,081,646
Realized gain distributions	113,556	986,111	—	—	10,069,709
Net realized gains (losses)	110,517	1,162,671	(7,654)	(171,654)	14,151,355
Change in unrealized gains (losses)	164,948	1,212,202	33,570	726,585	8,148,502
Net realized and change in
unrealized gains (losses) on investments	275,465	2,374,873	25,916	554,931	22,299,857
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$260,961	$2,205,415	$35,338	$714,477	$21,231,272

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Franchise	American Value	American Value	Comstock	Comstock
	Series II*	Series I*	Series II*	Series I*	Series II*
ASSETS
Investments, at fair value	$17,475,797	$25,980,280	$14,162,573	$19,279,533	$58,654,950
Total assets	$17,475,797	$25,980,280	$14,162,573	$19,279,533	$58,654,950
NET ASSETS
Accumulation units	$17,445,645	$25,821,877	$14,138,552	$19,238,600	$58,398,387
Contracts in payout (annuitization) period	30,152	158,403	24,021	40,933	256,563
Total net assets	$17,475,797	$25,980,280	$14,162,573	$19,279,533	$58,654,950
FUND SHARE INFORMATION
Number of shares	273,487	1,631,927	899,782	1,123,516	3,432,121
Cost of investments	$10,859,118	$24,809,237	$13,760,393	$16,634,637	$48,613,610
UNIT VALUE (1)
Lowest	$19.63	$23.95	$23.31	$24.00	$20.50
Highest	$38.15	$41.77	$39.02	$34.70	$32.73

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Franchise	American Value	American Value	Comstock	Comstock
	Series II*	Series I*	Series II*	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$176,646	$57,482	$367,606	$960,967
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(270,079)	(408,467)	(211,596)	(256,928)	(912,809)
Administrative expense	(24,545)	(28,695)	(26,840)	(18,773)	(89,590)
Net investment income (loss)	(294,624)	(260,516)	(180,954)	91,905	(41,432)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,114,489	4,151,127	2,751,460	3,326,179	9,446,874
Cost of investments sold	1,857,169	4,091,733	2,719,560	2,811,414	7,546,350
Realized gains (losses) on fund shares	1,257,320	59,394	31,900	514,765	1,900,524
Realized gain distributions	2,412,182	1,852,993	1,021,466	2,388,796	7,337,848
Net realized gains (losses)	3,669,502	1,912,387	1,053,366	2,903,561	9,238,372
Change in unrealized gains (losses)	1,469,346	3,593,620	2,021,520	921,734	2,578,156
Net realized and change in
unrealized gains (losses) on investments	5,138,848	5,506,007	3,074,886	3,825,295	11,816,528
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,844,224	$5,245,491	$2,893,932	$3,917,200	$11,775,096

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Diversified
	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond	Dividend
	Series I*	Series II*	Series I*	Series II*	Series I*
ASSETS
Investments, at fair value	$54,473,755	$950,255	$5,265,357	$347,907	$107,534,317
Total assets	$54,473,755	$950,255	$5,265,357	$347,907	$107,534,317
NET ASSETS
Accumulation units	$52,256,933	$945,460	$5,133,275	$347,907	$105,536,209
Contracts in payout (annuitization) period	2,216,822	4,795	132,082	—	1,998,108
Total net assets	$54,473,755	$950,255	$5,265,357	$347,907	$107,534,317
FUND SHARE INFORMATION
Number of shares	1,558,620	27,298	813,811	53,939	3,949,112
Cost of investments	$45,195,254	$802,920	$5,574,888	$355,043	$62,742,943
UNIT VALUE (1)
Lowest	$14.84	$17.12	$13.96	$12.82	$21.05
Highest	$38.87	$24.71	$18.84	$15.63	$84.80

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Diversified
	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond	Dividend
	Series I*	Series II*	Series I*	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$494,124	$1,394	$153,255	$2,722	$3,031,644
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(708,270)	(15,419)	(69,288)	(2,278)	(1,385,136)
Administrative expense	(53,153)	(1,473)	(5,292)	(149)	(100,141)
Net investment income (loss)	(267,299)	(15,498)	78,675	295	1,546,367
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	9,513,663	257,724	1,054,716	16,329	17,766,158
Cost of investments sold	7,816,613	211,115	1,133,301	17,385	10,228,303
Realized gains (losses) on fund shares	1,697,050	46,609	(78,585)	(1,056)	7,537,855
Realized gain distributions	6,004,925	95,676	—	—	5,626,147
Net realized gains (losses)	7,701,975	142,285	(78,585)	(1,056)	13,164,002
Change in unrealized gains (losses)	5,208,883	88,891	478,980	11,430	7,369,584
Net realized and change in
unrealized gains (losses) on investments	12,910,858	231,176	400,395	10,374	20,533,586
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$12,643,559	$215,678	$479,070	$10,669	$22,079,953

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Equity	Equity	Global	Global
	Dividend	and Income	and Income	Core Equity	Core Equity
	Series II*	Series I*	Series II*	Series I*	Series II*
ASSETS
Investments, at fair value	$25,297,694	$17,314,756	$21,035,755	$20,359,171	$10,311,797
Total assets	$25,297,694	$17,314,756	$21,035,755	$20,359,171	$10,311,797
NET ASSETS
Accumulation units	$25,178,136	$16,827,108	$20,880,088	$20,140,098	$10,263,786
Contracts in payout (annuitization) period	119,558	487,648	155,667	219,073	48,011
Total net assets	$25,297,694	$17,314,756	$21,035,755	$20,359,171	$10,311,797
FUND SHARE INFORMATION
Number of shares	935,912	988,285	1,207,563	1,980,464	1,003,093
Cost of investments	$15,917,062	$15,958,116	$18,771,255	$16,827,110	$8,422,189
UNIT VALUE (1)
Lowest	$18.77	$13.47	$14.27	$14.56	$14.64
Highest	$28.71	$36.75	$28.24	$35.75	$21.34

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Equity	Equity	Global	Global
	Dividend	and Income	and Income	Core Equity	Core Equity
	Series II*	Series I*	Series II*	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$650,963	$439,059	$471,816	$281,934	$114,880
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(401,840)	(231,892)	(321,275)	(266,734)	(163,265)
Administrative expense	(31,561)	(17,029)	(33,930)	(19,733)	(13,325)
Net investment income (loss)	217,562	190,138	116,611	(4,533)	(61,710)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,204,993	3,818,134	2,827,121	3,317,257	1,504,929
Cost of investments sold	2,009,501	3,529,540	2,472,427	2,789,547	1,255,976
Realized gains (losses) on fund shares	1,195,492	288,594	354,694	527,710	248,953
Realized gain distributions	1,324,247	1,225,797	1,470,599	1,402,853	715,247
Net realized gains (losses)	2,519,739	1,514,391	1,825,293	1,930,563	964,200
Change in unrealized gains (losses)	2,220,820	1,303,510	1,492,213	2,266,264	1,143,198
Net realized and change in
unrealized gains (losses) on investments	4,740,559	2,817,901	3,317,506	4,196,827	2,107,398
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,958,121	$3,008,039	$3,434,117	$4,192,294	$2,045,688

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Government	Growth
	Money Market	Money Market	Securities	Securities	and Income
	Series I*	Series II*	Series I*	Series II*	Series II*
ASSETS
Investments, at fair value	$3,933,557	$106,573	$5,182,267	$219,660	$29,297,161
Total assets	$3,933,557	$106,573	$5,182,267	$219,660	$29,297,161
NET ASSETS
Accumulation units	$3,900,972	$98,088	$5,080,251	$219,660	$29,207,917
Contracts in payout (annuitization) period	32,585	8,485	102,016	—	89,244
Total net assets	$3,933,557	$106,573	$5,182,267	$219,660	$29,297,161
FUND SHARE INFORMATION
Number of shares	3,933,557	106,573	446,362	19,101	1,537,102
Cost of investments	$3,933,557	$106,573	$5,324,026	$228,077	$29,511,117
UNIT VALUE (1)
Lowest	$9.40	$7.72	$13.09	$11.55	$26.57
Highest	$11.52	$9.42	$18.30	$14.09	$35.83

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Government	Growth
	Money Market	Money Market	Securities	Securities	and Income
	Series I*	Series II*	Series I*	Series II*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$71,029	$7,146	$127,488	$3,441	$452,026
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(49,268)	(5,950)	(66,159)	(2,816)	(440,410)
Administrative expense	(3,800)	(419)	(5,228)	(166)	(56,410)
Net investment income (loss)	17,961	777	56,101	459	(44,794)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,266,822	453,244	658,330	8,981	6,303,751
Cost of investments sold	1,266,822	453,244	679,036	9,439	6,305,315
Realized gains (losses) on fund shares	—	—	(20,706)	(458)	(1,564)
Realized gain distributions	—	—	—	—	3,198,016
Net realized gains (losses)	—	—	(20,706)	(458)	3,196,452
Change in unrealized gains (losses)	—	—	202,044	5,456	2,936,103
Net realized and change in
unrealized gains (losses) on investments	—	—	181,338	4,998	6,132,555
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$17,961	$777	$237,439	$5,457	$6,087,761

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	International	International	Managed
	High Yield	High Yield	Growth	Growth	Volatility
	Series I*	Series II*	Series I*	Series II*	Series I*
ASSETS
Investments, at fair value	$8,998,077	$5,777,352	$13,563,119	$1,458,409	$4,852,523
Total assets	$8,998,077	$5,777,352	$13,563,119	$1,458,409	$4,852,523
NET ASSETS
Accumulation units	$8,814,185	$5,771,730	$13,279,719	$1,457,021	$4,698,161
Contracts in payout (annuitization) period	183,892	5,622	283,400	1,388	154,362
Total net assets	$8,998,077	$5,777,352	$13,563,119	$1,458,409	$4,852,523
FUND SHARE INFORMATION
Number of shares	1,663,231	1,077,864	347,238	37,900	391,017
Cost of investments	$9,313,990	$6,064,023	$8,920,420	$1,182,188	$5,281,643
UNIT VALUE (1)
Lowest	$8.20	$9.44	$16.65	$11.01	$28.13
Highest	$34.01	$24.53	$33.07	$27.08	$30.91

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	International	International	Managed
	High Yield	High Yield	Growth	Growth	Volatility
	Series I*	Series II*	Series I*	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$533,641	$328,452	$203,798	$18,856	$66,112
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(123,525)	(95,488)	(172,491)	(22,924)	(65,037)
Administrative expense	(8,756)	(8,025)	(13,181)	(2,598)	(4,827)
Net investment income (loss)	401,360	224,939	18,126	(6,666)	(3,752)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,169,937	979,898	2,143,370	338,917	937,713
Cost of investments sold	2,241,749	1,022,886	1,404,483	286,304	1,057,851
Realized gains (losses) on fund shares	(71,812)	(42,988)	738,887	52,613	(120,138)
Realized gain distributions	—	—	823,277	94,772	184,708
Net realized gains (losses)	(71,812)	(42,988)	1,562,164	147,385	64,570
Change in unrealized gains (losses)	746,214	449,081	1,497,498	197,445	690,797
Net realized and change in
unrealized gains (losses) on investments	674,402	406,093	3,059,662	344,830	755,367
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,075,762	$631,032	$3,077,788	$338,164	$751,615
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Managed	Mid Cap	Mid Cap	Mid Cap	Mid Cap
	Volatility	Core Equity	Core Equity	Growth	Growth
	Series II*	Series I*	Series II*	Series I*	Series II*
ASSETS
Investments, at fair value	$71,702	$7,758,981	$815,623	$6,021,426	$7,033,951
Total assets	$71,702	$7,758,981	$815,623	$6,021,426	$7,033,951
NET ASSETS
Accumulation units	$71,702	$7,641,399	$805,291	$5,838,410	$6,989,524
Contracts in payout (annuitization) period	—	117,582	10,332	183,016	44,427
Total net assets	$71,702	$7,758,981	$815,623	$6,021,426	$7,033,951
FUND SHARE INFORMATION
Number of shares	5,848	637,026	68,655	1,102,825	1,324,661
Cost of investments	$82,398	$7,806,304	$834,352	$5,189,358	$6,384,982
UNIT VALUE (1)
Lowest	$24.23	$20.95	$18.86	$25.40	$23.59
Highest	$28.80	$32.49	$26.40	$38.79	$40.59

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Managed	Mid Cap	Mid Cap	Mid Cap	Mid Cap
	Volatility	Core Equity	Core Equity	Growth	Growth
	Series II*	Series I*	Series II*	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$763	$37,183	$1,725	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,048)	(104,702)	(12,863)	(77,833)	(108,007)
Administrative expense	(69)	(7,666)	(1,313)	(6,006)	(9,835)
Net investment income (loss)	(354)	(75,185)	(12,451)	(83,839)	(117,842)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	13,054	1,337,042	160,893	1,371,444	1,327,257
Cost of investments sold	15,245	1,361,782	164,940	1,130,855	1,196,139
Realized gains (losses) on fund shares	(2,191)	(24,740)	(4,047)	240,589	131,118
Realized gain distributions	2,647	815,439	88,494	862,920	1,035,003
Net realized gains (losses)	456	790,699	84,447	1,103,509	1,166,121
Change in unrealized gains (losses)	11,238	889,402	95,772	647,885	779,554
Net realized and change in
unrealized gains (losses) on investments	11,694	1,680,101	180,219	1,751,394	1,945,675
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$11,340	$1,604,916	$167,768	$1,667,555	$1,827,833

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Value
	S&P 500 Index	S&P 500 Index	Technology	Technology	Opportunities
	Series I*	Series II*	Series I*	Series II*	Series I*
ASSETS
Investments, at fair value	$32,893,348	$46,508,161	$3,652,851	$7,171	$5,376,775
Total assets	$32,893,348	$46,508,161	$3,652,851	$7,171	$5,376,775
NET ASSETS
Accumulation units	$32,468,915	$46,247,905	$3,628,581	$7,171	$5,267,919
Contracts in payout (annuitization) period	424,433	260,256	24,270	—	108,856
Total net assets	$32,893,348	$46,508,161	$3,652,851	$7,171	$5,376,775
FUND SHARE INFORMATION
Number of shares	1,758,062	2,501,784	134,148	280	960,138
Cost of investments	$26,412,046	$34,919,425	$2,617,312	$4,527	$6,527,322
UNIT VALUE (1)
Lowest	$21.70	$19.57	$31.45	$27.04	$17.16
Highest	$30.58	$36.42	$34.55	$32.14	$21.17

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Value
	S&P 500 Index	S&P 500 Index	Technology	Technology	Opportunities
	Series I*	Series II*	Series I*	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$474,232	$526,517	$—	$—	$12,222
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(466,302)	(708,680)	(37,815)	(108)	(68,408)
Administrative expense	(33,027)	(60,015)	(2,899)	(7)	(5,214)
Net investment income (loss)	(25,097)	(242,178)	(40,714)	(115)	(61,400)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,543,399	6,691,305	806,374	1,512	878,201
Cost of investments sold	6,879,259	5,006,428	500,526	1,043	1,019,841
Realized gains (losses) on fund shares	1,664,140	1,684,877	305,848	469	(141,640)
Realized gain distributions	3,267,722	4,419,987	291,207	705	1,081,286
Net realized gains (losses)	4,931,862	6,104,864	597,055	1,174	939,646
Change in unrealized gains (losses)	3,452,698	5,000,457	335,833	968	427,277
Net realized and change in
unrealized gains (losses) on investments	8,384,560	11,105,321	932,888	2,142	1,366,923
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$8,359,463	$10,863,143	$892,174	$2,027	$1,305,523

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

				Legg Mason
				Partners
	Invesco V.I.	Janus Henderson	Lazard Retirement	Clearbridge
	Value	VIT Forty	Series Emerging	Variable Large
	Opportunities	Institutional	Market Equity	Cap Value	Lord Abbet
	Series II*	Shares*	Service Shares*	Class I*	Bond-Debenture*
ASSETS
Investments, at fair value	$2,603,565	$183	$137	$590	$10,735,260
Total assets	$2,603,565	$183	$137	$590	$10,735,260
NET ASSETS
Accumulation units	$2,596,476	$183	$137	$590	$10,570,580
Contracts in payout (annuitization) period	7,089	—	—	—	164,680
Total net assets	$2,603,565	$183	$137	$590	$10,735,260
FUND SHARE INFORMATION
Number of shares	466,589	4	6	28	888,680
Cost of investments	$3,084,483	$129	$108	$499	$10,577,547
UNIT VALUE (1)
Lowest	$14.25	$46.24	$52.87	$26.79	$17.48
Highest	$22.29	$46.24	$52.87	$26.79	$21.72

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

				Legg Mason
				Partners
	Invesco V.I.	Janus Henderson	Lazard Retirement	Clearbridge
	Value	VIT Forty	Series Emerging	Variable Large
	Opportunities	Institutional	Market Equity	Cap Value	Lord Abbet
	Series II*	Shares*	Service Shares*	Class I*	Bond-Debenture*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$3	$1	$10	$403,860
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(40,128)	(26)	(1)	(7)	(148,819)
Administrative expense	(4,787)	(3)	—	—	(19,674)
Net investment income (loss)	(44,915)	(26)	—	3	235,367
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	662,152	2,032	3	18	1,967,092
Cost of investments sold	745,604	1,452	3	16	1,932,853
Realized gains (losses) on fund shares	(83,452)	580	—	2	34,239
Realized gain distributions	529,494	157	—	35	—
Net realized gains (losses)	446,042	737	—	37	34,239
Change in unrealized gains (losses)	250,908	(159)	19	88	862,134
Net realized and change in
unrealized gains (losses) on investments	696,950	578	19	125	896,373
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$652,035	$552	$19	$128	$1,131,740

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet	MFS VIT
	Fundamental	Growth	Growth	Mid Cap	Growth
	Equity*	and Income*	Opportunities*	Stock*	Initial Class*
ASSETS
Investments, at fair value	$2,464,324	$6,775,176	$4,201,474	$8,148,337	$924,876
Total assets	$2,464,324	$6,775,176	$4,201,474	$8,148,337	$924,876
NET ASSETS
Accumulation units	$2,453,936	$6,610,189	$4,178,055	$8,110,827	$890,364
Contracts in payout (annuitization) period	10,388	164,987	23,419	37,510	34,512
Total net assets	$2,464,324	$6,775,176	$4,201,474	$8,148,337	$924,876
FUND SHARE INFORMATION
Number of shares	148,992	195,984	322,694	343,232	15,570
Cost of investments	$2,449,952	$5,877,800	$4,161,959	$7,194,527	$517,283
UNIT VALUE (1)
Lowest	$21.83	$17.94	$28.22	$17.29	$19.45
Highest	$27.13	$22.30	$35.07	$21.48	$51.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet	MFS VIT
	Fundamental	Growth	Growth	Mid Cap	Growth
	Equity*	and Income*	Opportunities*	Stock*	Initial Class*
NET INVESTMENT INCOME (LOSS)
Dividends	$30,013	$106,963	$—	$72,072	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(37,638)	(96,001)	(64,421)	(120,988)	(11,119)
Administrative expense	(4,871)	(12,737)	(8,721)	(15,573)	(853)
Net investment income (loss)	(12,496)	(1,775)	(73,142)	(64,489)	(11,972)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	603,712	1,241,578	1,721,897	1,479,106	75,661
Cost of investments sold	628,389	1,088,095	1,710,097	1,351,591	42,896
Realized gains (losses) on fund shares	(24,677)	153,483	11,800	127,515	32,765
Realized gain distributions	60,993	436,412	393,085	134,903	73,974
Net realized gains (losses)	36,316	589,895	404,885	262,418	106,739
Change in unrealized gains (losses)	431,353	665,850	1,044,240	1,311,570	161,670
Net realized and change in
unrealized gains (losses) on investments	467,669	1,255,745	1,449,125	1,573,988	268,409
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$455,173	$1,253,970	$1,375,983	$1,509,499	$256,437

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth	High Yield	Investors Trust	Investors Trust	New Discovery
	Service Class*	Initial Class*	Initial Class*	Service Class*	Initial Class*
ASSETS
Investments, at fair value	$60,553	$187,674	$877,404	$137,044	$1,167,974
Total assets	$60,553	$187,674	$877,404	$137,044	$1,167,974
NET ASSETS
Accumulation units	$60,553	$187,674	$874,708	$137,044	$1,167,974
Contracts in payout (annuitization) period	—	—	2,696	—	—
Total net assets	$60,553	$187,674	$877,404	$137,044	$1,167,974
FUND SHARE INFORMATION
Number of shares	1,066	32,810	26,372	4,182	57,592
Cost of investments	$28,542	$197,614	$588,361	$86,103	$945,439
UNIT VALUE (1)
Lowest	$27.56	$21.25	$22.90	$23.30	$28.75
Highest	$45.65	$23.06	$29.44	$32.24	$62.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth	High Yield	Investors Trust	Investors Trust	New Discovery
	Service Class*	Initial Class*	Initial Class*	Service Class*	Initial Class*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$10,663	$5,314	$616	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(854)	(2,213)	(10,407)	(1,852)	(13,753)
Administrative expense	(55)	(192)	(790)	(129)	(1,131)
Net investment income (loss)	(909)	8,258	(5,883)	(1,365)	(14,884)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,868	27,383	78,028	13,865	180,938
Cost of investments sold	1,759	29,251	53,683	8,909	148,269
Realized gains (losses) on fund shares	2,109	(1,868)	24,345	4,956	32,669
Realized gain distributions	5,071	—	45,176	7,501	204,933
Net realized gains (losses)	7,180	(1,868)	69,521	12,457	237,602
Change in unrealized gains (losses)	10,221	17,579	139,825	21,634	143,577
Net realized and change in
unrealized gains (losses) on investments	17,401	15,711	209,346	34,091	381,179
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$16,492	$23,969	$203,463	$32,726	$366,295

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	MFS VIT
	New Discovery	Research	Research	Bond	Utilities
	Service Class*	Initial Class*	Service Class*	Initial Class*	Initial Class*
ASSETS
Investments, at fair value	$80,496	$456,249	$40,696	$741,191	$194,283
Total assets	$80,496	$456,249	$40,696	$741,191	$194,283
NET ASSETS
Accumulation units	$80,496	$455,801	$40,696	$741,191	$194,283
Contracts in payout (annuitization) period	—	448	—	—	—
Total net assets	$80,496	$456,249	$40,696	$741,191	$194,283
FUND SHARE INFORMATION
Number of shares	4,467	15,471	1,401	54,984	5,523
Cost of investments	$68,065	$352,776	$27,329	$695,402	$139,832
UNIT VALUE (1)
Lowest	$28.40	$20.60	$23.95	$20.40	$38.91
Highest	$41.16	$28.55	$35.86	$22.14	$42.65

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	MFS VIT
	New Discovery	Research	Research	Bond	Utilities
	Service Class*	Initial Class*	Service Class*	Initial Class*	Initial Class*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$3,317	$221	$29,899	$7,318
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,046)	(6,103)	(567)	(10,107)	(2,528)
Administrative expense	(74)	(442)	(39)	(873)	(195)
Net investment income (loss)	(1,120)	(3,228)	(385)	18,919	4,595
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,019	106,736	6,486	209,182	85,688
Cost of investments sold	6,293	82,819	4,096	197,065	66,146
Realized gains (losses) on fund shares	1,726	23,917	2,390	12,117	19,542
Realized gain distributions	14,442	43,287	3,870	—	537
Net realized gains (losses)	16,168	67,204	6,260	12,117	20,079
Change in unrealized gains (losses)	8,881	57,263	4,638	43,549	18,541
Net realized and change in
unrealized gains (losses) on investments	25,049	124,467	10,898	55,666	38,620
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$23,929	$121,239	$10,513	$74,585	$43,215

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

		Morgan Stanley			Morgan Stanley
	MFS VIT	VIF Core Plus	Morgan Stanley	Morgan Stanley	VIF Emerging
	Utilities	Fixed Income	VIF Discovery	VIF Discovery	Markets Debt
	Service Class*	Class I*	Class I*	Class II*	Class II*
ASSETS
Investments, at fair value	$425,965	$168,917	$14,159,530	$11,239,281	$5,023,723
Total assets	$425,965	$168,917	$14,159,530	$11,239,281	$5,023,723
NET ASSETS
Accumulation units	$425,965	$168,917	$14,044,489	$11,189,185	$5,023,723
Contracts in payout (annuitization) period	—	—	115,041	50,096	—
Total net assets	$425,965	$168,917	$14,159,530	$11,239,281	$5,023,723
FUND SHARE INFORMATION
Number of shares	12,325	14,935	1,085,021	889,888	660,148
Cost of investments	$298,989	$157,916	$12,399,511	$9,926,071	$5,293,210
UNIT VALUE (1)
Lowest	$29.67	$14.74	$39.51	$24.08	$19.59
Highest	$42.76	$20.61	$51.50	$58.27	$30.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

		Morgan Stanley			Morgan Stanley
	MFS VIT	VIF Core Plus	Morgan Stanley	Morgan Stanley	VIF Emerging
	Utilities	Fixed Income	VIF Discovery	VIF Discovery	Markets Debt
	Service Class*	Class I*	Class I*	Class II*	Class II*
NET INVESTMENT INCOME (LOSS)
Dividends	$15,277	$6,718	$—	$—	$268,138
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(6,107)	(2,380)	(227,145)	(179,841)	(73,383)
Administrative expense	(420)	(165)	(14,394)	(22,827)	(9,779)
Net investment income (loss)	8,750	4,173	(241,539)	(202,668)	184,976
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	110,654	6,533	2,703,178	3,447,596	923,505
Cost of investments sold	86,840	6,243	2,304,820	2,882,198	987,422
Realized gains (losses) on fund shares	23,814	290	398,358	565,398	(63,917)
Realized gain distributions	1,210	—	2,061,449	1,740,899	—
Net realized gains (losses)	25,024	290	2,459,807	2,306,297	(63,917)
Change in unrealized gains (losses)	51,491	9,882	2,041,668	1,659,615	480,652
Net realized and change in
unrealized gains (losses) on investments	76,515	10,172	4,501,475	3,965,912	416,735
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$85,265	$14,345	$4,259,936	$3,763,244	$601,711

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Global	VIF Global	VIF Global
	Markets Equity	Markets Equity	Franchise	Infrastructure	Infrastructure
	Class I*	Class II*	Class II*	Class I*	Class II*
ASSETS
Investments, at fair value	$11,773,000	$3,062,686	$23,114,805	$29,573,653	$9,427,397
Total assets	$11,773,000	$3,062,686	$23,114,805	$29,573,653	$9,427,397
NET ASSETS
Accumulation units	$11,745,945	$3,062,686	$23,049,719	$29,015,123	$9,356,612
Contracts in payout (annuitization) period	27,055	—	65,086	558,530	70,785
Total net assets	$11,773,000	$3,062,686	$23,114,805	$29,573,653	$9,427,397
FUND SHARE INFORMATION
Number of shares	736,273	192,259	1,853,633	3,642,075	1,169,652
Cost of investments	$10,069,373	$2,766,904	$25,179,096	$30,018,938	$9,629,844
UNIT VALUE (1)
Lowest	$18.74	$31.61	$32.30	$19.61	$17.51
Highest	$33.36	$39.41	$49.71	$80.89	$38.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Global	VIF Global	VIF Global
	Markets Equity	Markets Equity	Franchise	Infrastructure	Infrastructure
	Class I*	Class II*	Class II*	Class I*	Class II*
NET INVESTMENT INCOME (LOSS)
Dividends	$124,440	$30,370	$209,643	$823,296	$227,289
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(179,646)	(44,446)	(339,970)	(388,533)	(148,359)
Administrative expense	(11,585)	(5,692)	(43,166)	(28,267)	(10,023)
Net investment income (loss)	(66,791)	(19,768)	(173,493)	406,496	68,907
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,006,068	471,451	4,448,885	6,121,864	1,207,413
Cost of investments sold	1,816,623	448,206	4,994,345	6,584,170	1,309,650
Realized gains (losses) on fund shares	189,445	23,245	(545,460)	(462,306)	(102,237)
Realized gain distributions	801,681	206,870	3,054,756	1,337,773	404,882
Net realized gains (losses)	991,126	230,115	2,509,296	875,467	302,645
Change in unrealized gains (losses)	954,623	274,420	3,123,990	5,676,304	1,682,260
Net realized and change in
unrealized gains (losses) on investments	1,945,749	504,535	5,633,286	6,551,771	1,984,905
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,878,958	$484,767	$5,459,793	$6,958,267	$2,053,812

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Morgan Stanley	Morgan Stanley			Morgan Stanley
	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.
	Strategist	Strategist	VIF Growth	VIF Growth	Real Estate
	Class I*	Class II*	Class I*	Class II*	Class I*
ASSETS
Investments, at fair value	$45,505,922	$14,794,059	$250,518,519	$61,215,369	$11,965,231
Total assets	$45,505,922	$14,794,059	$250,518,519	$61,215,369	$11,965,231
NET ASSETS
Accumulation units	$44,443,459	$14,681,549	$248,875,318	$60,993,891	$11,944,866
Contracts in payout (annuitization) period	1,062,463	112,510	1,643,201	221,478	20,365
Total net assets	$45,505,922	$14,794,059	$250,518,519	$61,215,369	$11,965,231
FUND SHARE INFORMATION
Number of shares	4,171,029	1,363,508	6,997,724	1,826,779	545,610
Cost of investments	$42,703,103	$13,794,074	$240,424,263	$59,350,267	$8,720,622
UNIT VALUE (1)
Lowest	$12.93	$13.96	$10.51	$10.46	$31.74
Highest	$70.07	$20.66	$52.85	$58.65	$63.73

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Morgan Stanley	Morgan Stanley			Morgan Stanley
	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.
	Strategist	Strategist	VIF Growth	VIF Growth	Real Estate
	Class I*	Class II*	Class I*	Class II*	Class I*
NET INVESTMENT INCOME (LOSS)
Dividends	$848,142	$270,032	$—	$—	$226,413
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(603,422)	(251,872)	(2,388,180)	(716,916)	(191,603)
Administrative expense	(38,920)	(19,458)	(164,507)	(59,933)	(12,102)
Net investment income (loss)	205,800	(1,298)	(2,552,687)	(776,849)	22,708
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,551,235	2,972,362	30,558,787	9,072,532	1,684,907
Cost of investments sold	8,372,140	2,885,390	29,634,485	8,925,431	1,219,425
Realized gains (losses) on fund shares	179,095	86,972	924,302	147,101	465,482
Realized gain distributions	1,935,186	656,621	13,579,010	3,647,757	450,051
Net realized gains (losses)	2,114,281	743,593	14,503,312	3,794,858	915,533
Change in unrealized gains (losses)	4,521,937	1,480,721	6,806,687	1,187,853	931,634
Net realized and change in
unrealized gains (losses) on investments	6,636,218	2,224,314	21,309,999	4,982,711	1,847,167
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,842,018	$2,223,016	$18,757,312	$4,205,862	$1,869,875

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF U.S.	Morgan Stanley	Morgan Stanley	VIS Multi Cap	VIS Multi Cap
	Real Estate	VIS Income Plus	VIS Income Plus	Growth	Growth
	Class II*	Class X Shares*	Class Y Shares*	Class X Shares*	Class Y Shares*
ASSETS
Investments, at fair value	$20,140,046	$34,206,114	$40,083,204	$—	$—
Total assets	$20,140,046	$34,206,114	$40,083,204	$—	$—
NET ASSETS
Accumulation units	$20,090,700	$33,609,246	$39,869,406	$—	$—
Contracts in payout (annuitization) period	49,346	596,868	213,798	—	—
Total net assets	$20,140,046	$34,206,114	$40,083,204	$—	$—
FUND SHARE INFORMATION
Number of shares	923,855	2,931,115	3,437,668	—	—
Cost of investments	$15,184,256	$31,775,343	$37,313,974	$—	$—
UNIT VALUE (1)
Lowest	$30.51	$20.13	$15.59	$—	$—
Highest	$43.44	$63.56	$24.00	$—	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF U.S.	Morgan Stanley	Morgan Stanley	VIS Multi Cap	VIS Multi Cap
	Real Estate	VIS Income Plus	VIS Income Plus	Growth	Growth
	Class II*	Class X Shares*	Class Y Shares*	Class X Shares*	Class Y Shares*
NET INVESTMENT INCOME (LOSS)
Dividends	$332,887	$1,257,516	$1,292,514	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(302,042)	(461,804)	(621,680)	(897,518)	(287,964)
Administrative expense	(39,449)	(33,751)	(57,732)	(60,918)	(22,324)
Net investment income (loss)	(8,604)	761,961	613,102	(958,436)	(310,288)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,215,114	7,996,633	6,228,990	242,669,902	62,467,848
Cost of investments sold	3,103,374	7,710,050	6,013,512	256,777,975	67,746,335
Realized gains (losses) on fund shares	1,111,740	286,583	215,478	(14,108,073)	(5,278,487)
Realized gain distributions	773,567	—	—	80,787,686	21,765,921
Net realized gains (losses)	1,885,307	286,583	215,478	66,679,613	16,487,434
Change in unrealized gains (losses)	1,371,201	3,697,811	4,228,276	(15,032,731)	(3,322,266)
Net realized and change in
unrealized gains (losses) on investments	3,256,508	3,984,394	4,443,754	51,646,882	13,165,168
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,247,904	$4,746,355	$5,056,856	$50,688,446	$12,854,880

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

				PIMCO VIT
	Neuberger Berman	Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	AMT Large	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	Cap Value	Cap Growth	Equity Portfolio	Strategy	Markets Bond
	Class I*	Class I*	Class I*	Advisor Class*	Advisor Class*
ASSETS
Investments, at fair value	$—	$1,464	$28,523	$436,524	$500,332
Total assets	$—	$1,464	$28,523	$436,524	$500,332
NET ASSETS
Accumulation units	$—	$1,464	$28,523	$436,524	$500,332
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$—	$1,464	$28,523	$436,524	$500,332
FUND SHARE INFORMATION
Number of shares	—	49	1,061	67,261	37,933
Cost of investments	$—	$1,443	$27,636	$923,162	$502,740
UNIT VALUE (1)
Lowest	$—	$21.45	$10.83	$4.58	$15.58
Highest	$—	$43.89	$10.86	$5.49	$18.67

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

				PIMCO VIT
	Neuberger Berman	Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	AMT Large	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	Cap Value	Cap Growth	Equity Portfolio	Strategy	Markets Bond
	Class I*	Class I*	Class I*	Advisor Class*	Advisor Class*
NET INVESTMENT INCOME (LOSS)
Dividends	$517	$—	$110	$19,423	$21,762
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(125)	(15)	(265)	(6,598)	(7,345)
Administrative expense	(8)	—	(18)	(852)	(958)
Net investment income (loss)	384	(15)	(173)	11,973	13,459
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	26,759	15	469	56,778	75,080
Cost of investments sold	30,358	15	475	128,166	77,871
Realized gains (losses) on fund shares	(3,599)	—	(6)	(71,388)	(2,791)
Realized gain distributions	5,612	97	1,462	—	—
Net realized gains (losses)	2,013	97	1,456	(71,388)	(2,791)
Change in unrealized gains (losses)	372	20	888	99,710	49,766
Net realized and change in
unrealized gains (losses) on investments	2,385	117	2,344	28,322	46,975
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,769	$102	$2,171	$40,295	$60,434

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT	Putnam VT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Diversified
	Institutional	Real Return	Total Return	Institutional	Income
	Class*	Advisor Class*	Advisor Class*	Class*	Class IB*
ASSETS
Investments, at fair value	$691	$3,066,260	$7,207,158	$417	$14,288,223
Total assets	$691	$3,066,260	$7,207,158	$417	$14,288,223
NET ASSETS
Accumulation units	$691	$3,054,527	$7,207,158	$417	$14,223,841
Contracts in payout (annuitization) period	—	11,733	—	—	64,382
Total net assets	$691	$3,066,260	$7,207,158	$417	$14,288,223
FUND SHARE INFORMATION
Number of shares	61	242,584	654,007	38	2,278,823
Cost of investments	$637	$3,055,109	$7,087,710	$408	$16,311,508
UNIT VALUE (1)
Lowest	$19.37	$11.89	$13.68	$18.50	$15.83
Highest	$19.37	$14.25	$16.40	$18.50	$24.41

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT	Putnam VT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Diversified
	Institutional	Real Return	Total Return	Institutional	Income
	Class*	Advisor Class*	Advisor Class*	Class*	Class IB*
NET INVESTMENT INCOME (LOSS)
Dividends	$12	$49,553	$213,944	$56	$484,685
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10)	(46,733)	(108,453)	(27)	(201,406)
Administrative expense	(1)	(5,997)	(13,970)	(2)	(191)
Net investment income (loss)	1	(3,177)	91,521	27	283,088
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	14	500,763	1,366,669	1,660	2,364,082
Cost of investments sold	13	509,643	1,353,759	1,624	2,811,116
Realized gains (losses) on fund shares	1	(8,880)	12,910	36	(447,034)
Realized gain distributions	5	—	—	—	—
Net realized gains (losses)	6	(8,880)	12,910	36	(447,034)
Change in unrealized gains (losses)	27	213,433	358,567	56	1,505,152
Net realized and change in
unrealized gains (losses) on investments	33	204,553	371,477	92	1,058,118
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$34	$201,376	$462,998	$119	$1,341,206
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	George Putnam	Global	Putnam VT	Global
	Equity Income	Balanced	Asset Allocation	Global Equity	Health Care
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
ASSETS
Investments, at fair value	$152,365,356	$39,844,053	$14,696,082	$19,216,551	$20,469,790
Total assets	$152,365,356	$39,844,053	$14,696,082	$19,216,551	$20,469,790
NET ASSETS
Accumulation units	$151,367,540	$39,456,400	$14,624,002	$19,161,915	$20,375,300
Contracts in payout (annuitization) period	997,816	387,653	72,080	54,636	94,490
Total net assets	$152,365,356	$39,844,053	$14,696,082	$19,216,551	$20,469,790
FUND SHARE INFORMATION
Number of shares	5,668,354	3,020,777	855,916	980,937	1,225,736
Cost of investments	$116,586,825	$30,164,628	$13,469,556	$15,752,954	$16,864,090
UNIT VALUE (1)
Lowest	$12.68	$17.31	$17.50	$9.36	$25.14
Highest	$43.05	$23.24	$28.38	$22.80	$39.37

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	George Putnam	Global	Putnam VT	Global
	Equity Income	Balanced	Asset Allocation	Global Equity	Health Care
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
NET INVESTMENT INCOME (LOSS)
Dividends	$3,037,349	$569,885	$218,143	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,081,676)	(555,683)	(207,947)	(217,943)	(266,395)
Administrative expense	(64,776)	(23,005)	(9,125)	(687)	(4,674)
Net investment income (loss)	890,897	(8,803)	1,071	(218,630)	(271,069)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	25,710,215	7,618,885	2,690,654	2,596,313	3,396,354
Cost of investments sold	21,250,923	6,194,767	2,590,381	2,207,894	3,220,302
Realized gains (losses) on fund shares	4,459,292	1,424,118	100,273	388,419	176,052
Realized gain distributions	12,980,368	1,884,505	464,464	1,004,103	908,334
Net realized gains (losses)	17,439,660	3,308,623	564,737	1,392,522	1,084,386
Change in unrealized gains (losses)	18,448,772	4,588,314	1,583,546	2,110,866	4,005,362
Net realized and change in
unrealized gains (losses) on investments	35,888,432	7,896,937	2,148,283	3,503,388	5,089,748
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$36,779,329	$7,888,134	$2,149,354	$3,284,758	$4,818,679

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

		Putnam VT	Putnam VT
	Putnam VT	Government	Growth	Putnam VT	Putnam VT
	Global Utilities	Money Market	Opportunities	High Yield	Income
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
ASSETS
Investments, at fair value	$—	$32,073,612	$101,901,536	$18,146,725	$41,983,189
Total assets	$—	$32,073,612	$101,901,536	$18,146,725	$41,983,189
NET ASSETS
Accumulation units	$—	$31,904,100	$101,424,669	$17,882,467	$41,531,632
Contracts in payout (annuitization) period	—	169,512	476,867	264,258	451,557
Total net assets	$—	$32,073,612	$101,901,536	$18,146,725	$41,983,189
FUND SHARE INFORMATION
Number of shares	—	32,073,612	9,033,824	2,871,317	3,650,712
Cost of investments	$—	$32,073,612	$72,540,721	$18,801,127	$42,174,852
UNIT VALUE (1)
Lowest	$—	$7.55	$12.35	$18.39	$14.46
Highest	$—	$11.46	$39.90	$29.69	$23.87

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

		Putnam VT	Putnam VT
	Putnam VT	Government	Growth	Putnam VT	Putnam VT
	Global Utilities	Money Market	Opportunities	High Yield	Income
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
NET INVESTMENT INCOME (LOSS)
Dividends	$311,583	$497,517	$130,886	$1,125,156	$1,365,143
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(44,316)	(458,094)	(1,400,262)	(265,984)	(592,982)
Administrative expense	(564)	(50,003)	(47,307)	(17,533)	(37,689)
Net investment income (loss)	266,703	(10,580)	(1,316,683)	841,639	734,472
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	7,646,301	9,553,867	16,034,101	3,542,902	8,458,531
Cost of investments sold	10,775,475	9,553,867	12,315,779	3,802,913	8,809,947
Realized gains (losses) on fund shares	(3,129,174)	—	3,718,322	(260,011)	(351,416)
Realized gain distributions	2,500,237	—	13,254,424	—	300,408
Net realized gains (losses)	(628,937)	—	16,972,746	(260,011)	(51,008)
Change in unrealized gains (losses)	1,199,122	—	12,897,793	1,668,633	3,481,723
Net realized and change in
unrealized gains (losses) on investments	570,185	—	29,870,539	1,408,622	3,430,715
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$836,888	$(10,580)	$28,553,856	$2,250,261	$4,165,187

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	International	International	International	Mortgage	Putnam VT
	Equity	Growth	Value	Securities	Multi-Cap Core
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
ASSETS
Investments, at fair value	$46,998,772	$8,299,715	$7,683,634	$9,521,046	$44,279,340
Total assets	$46,998,772	$8,299,715	$7,683,634	$9,521,046	$44,279,340
NET ASSETS
Accumulation units	$46,613,697	$8,278,288	$7,663,526	$9,323,281	$44,004,653
Contracts in payout (annuitization) period	385,075	21,427	20,108	197,765	274,687
Total net assets	$46,998,772	$8,299,715	$7,683,634	$9,521,046	$44,279,340
FUND SHARE INFORMATION
Number of shares	3,135,342	428,483	744,538	937,111	2,261,458
Cost of investments	$44,881,245	$6,919,261	$8,807,024	$10,115,339	$29,998,760
UNIT VALUE (1)
Lowest	$10.35	$7.83	$12.12	$9.81	$14.15
Highest	$22.96	$17.94	$19.19	$21.55	$37.32

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	International	International	International	Mortgage	Putnam VT
	Equity	Growth	Value	Securities	Multi-Cap Core
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
NET INVESTMENT INCOME (LOSS)
Dividends	$642,750	$—	$215,080	$211,859	$477,755
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(668,699)	(110,853)	(107,573)	(134,492)	(589,805)
Administrative expense	(34,219)	—	(1)	—	(12,578)
Net investment income (loss)	(60,168)	(110,853)	107,506	77,367	(124,628)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	7,471,519	1,094,312	1,741,639	1,768,676	6,422,157
Cost of investments sold	7,845,900	979,537	2,153,363	1,994,660	4,765,121
Realized gains (losses) on fund shares	(374,381)	114,775	(411,724)	(225,984)	1,657,036
Realized gain distributions	82,492	923,605	450,872	—	4,461,291
Net realized gains (losses)	(291,889)	1,038,380	39,148	(225,984)	6,118,327
Change in unrealized gains (losses)	9,868,709	719,453	1,176,926	1,198,250	4,932,722
Net realized and change in
unrealized gains (losses) on investments	9,576,820	1,757,833	1,216,074	972,266	11,051,049
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,516,652	$1,646,980	$1,323,580	$1,049,633	$10,926,421

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

		Putnam VT		Putnam VT	Putnam VT
	Putnam VT	Small Cap	Putnam VT	Sustainable	Sustainable
	Research	Growth	Small Cap Value	Future	Leaders
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
ASSETS
Investments, at fair value	$19,827,333	$3,488,498	$25,192,989	$5,516,844	$73,387,504
Total assets	$19,827,333	$3,488,498	$25,192,989	$5,516,844	$73,387,504
NET ASSETS
Accumulation units	$19,694,659	$3,478,043	$25,046,313	$5,515,947	$73,139,101
Contracts in payout (annuitization) period	132,674	10,455	146,676	897	248,403
Total net assets	$19,827,333	$3,488,498	$25,192,989	$5,516,844	$73,387,504
FUND SHARE INFORMATION
Number of shares	665,124	215,739	2,578,607	329,758	1,894,360
Cost of investments	$9,863,253	$3,476,593	$33,348,605	$5,136,327	$50,503,897
UNIT VALUE (1)
Lowest	$18.20	$27.25	$22.02	$30.28	$12.60
Highest	$38.83	$39.77	$48.55	$43.41	$47.59

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

		Putnam VT		Putnam VT	Putnam VT
	Putnam VT	Small Cap	Putnam VT	Sustainable	Sustainable
	Research	Growth	Small Cap Value	Future	Leaders
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
NET INVESTMENT INCOME (LOSS)
Dividends	$225,125	$—	$173,466	$32,700	$325,071
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(269,816)	(47,008)	(375,797)	(76,344)	(987,452)
Administrative expense	(2,679)	—	(8,970)	—	(10,057)
Net investment income (loss)	(47,370)	(47,008)	(211,301)	(43,644)	(672,438)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,941,633	406,778	4,979,062	1,128,169	11,861,871
Cost of investments sold	2,069,994	425,449	7,020,418	1,085,742	8,576,736
Realized gains (losses) on fund shares	1,871,639	(18,671)	(2,041,356)	42,427	3,285,135
Realized gain distributions	2,138,688	384,591	2,796,480	1,260,936	10,332,873
Net realized gains (losses)	4,010,327	365,920	755,124	1,303,363	13,618,008
Change in unrealized gains (losses)	1,276,074	633,502	4,559,709	69,449	7,695,076
Net realized and change in
unrealized gains (losses) on investments	5,286,401	999,422	5,314,833	1,372,812	21,313,084
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,239,031	$952,414	$5,103,532	$1,329,168	$20,640,646

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2019

	Templeton
	Developing	Templeton	Templeton	Templeton
	Markets	Foreign	Global Bond	Growth
	VIP Class 2*	VIP Class 2*	VIP Class 2*	VIP Class 2*
ASSETS
Investments, at fair value	$6,418,817	$31,191,253	$853,384	$450,470
Total assets	$6,418,817	$31,191,253	$853,384	$450,470
NET ASSETS
Accumulation units	$6,418,817	$31,005,895	$745,977	$442,637
Contracts in payout (annuitization) period	—	185,358	107,407	7,833
Total net assets	$6,418,817	$31,191,253	$853,384	$450,470
FUND SHARE INFORMATION
Number of shares	599,329	2,239,142	53,437	41,328
Cost of investments	$5,585,460	$32,336,042	$890,612	$498,340
UNIT VALUE (1)
Lowest	$25.79	$13.22	$20.43	$16.25
Highest	$42.43	$23.17	$34.37	$25.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Templeton
	Developing	Templeton	Templeton	Templeton
	Markets	Foreign	Global Bond	Growth
	VIP Class 2*	VIP Class 2*	VIP Class 2*	VIP Class 2*
NET INVESTMENT INCOME (LOSS)
Dividends	$63,252	$539,199	$62,838	$12,536
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(94,254)	(461,109)	(12,099)	(5,986)
Administrative expense	(11,953)	(52,726)	(1,258)	(448)
Net investment income (loss)	(42,955)	25,364	49,481	6,102
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,446,373	5,928,670	72,139	74,805
Cost of investments sold	1,394,348	6,473,708	74,357	80,767
Realized gains (losses) on fund shares	52,025	(545,038)	(2,218)	(5,962)
Realized gain distributions	—	321,844	—	86,114
Net realized gains (losses)	52,025	(223,194)	(2,218)	80,152
Change in unrealized gains (losses)	1,373,811	3,375,702	(43,056)	(28,183)
Net realized and change in
unrealized gains (losses) on investments	1,425,836	3,152,508	(45,274)	51,969
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,382,881	$3,177,872	$4,207	$58,071

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Alliance Bernstein		Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	Alliance Bernstein	VPS International	VPS Large	VPS Small/
	& Income	VPS Growth	Value	Cap Growth	Mid Value
	Class B*	Class B*	Class B*	Class B*	Class B*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(251,970)	$(78,515)	$(50,022)	$(421,728)	$(106,716)
Net realized gains (losses)	5,080,526	5,832,482	(164,095)	4,488,568	872,877
Change in unrealized gains (losses)	2,373,574	(2,943,044)	948,636	1,459,747	492,935
Increase (decrease) in net assets from operations	7,202,130	2,810,923	734,519	5,526,587	1,259,096
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	68	—	736	—
Benefit payments	(1,332,872)	(62,221)	(115,658)	(939,690)	(172,912)
Payments on termination	(2,821,623)	(310,021)	(472,659)	(1,735,828)	(783,713)
Contract maintenance charge	(27,954)	(2,611)	(15,556)	(30,522)	(27,829)
Transfers among the sub-accounts and with the
Fixed Account - net	(27,696)	(15,749,878)	(2,254)	15,293,832	(238,699)
Increase (decrease) in net assets from contract
transactions	(4,209,545)	(16,124,663)	(606,127)	12,588,528	(1,223,153)
INCREASE (DECREASE) IN NET ASSETS	2,992,585	(13,313,740)	128,392	18,115,115	35,943
NET ASSETS AT BEGINNING OF PERIOD	35,050,307	13,313,740	5,250,693	13,146,125	7,426,694
NET ASSETS AT END OF PERIOD	$38,042,892	$—	$5,379,085	$31,261,240	$7,462,637

UNITS OUTSTANDING
Units outstanding at beginning of period	1,653,723	683,946	574,573	815,177	227,070
Units issued	50,299	2,557	31,391	716,336	5,241
Units redeemed	(227,422)	(686,503)	(92,763)	(172,622)	(38,478)
Units outstanding at end of period	1,476,600	—	513,201	1,358,891	193,833

(*) See Note 2 for disclosures of changes in sub-accounts and to the name of the Funds during 2019

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			AST		AST
	Alliance Bernstein	American Century	Academic	AST	Balanced
	VPS Value	VP International	Strategies	Advanced	Asset
	Class B*	Class I*	Asset Allocation	Strategies	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,950	$(40)	$(47,284)	$(23,365)	$(74,491)
Net realized gains (losses)	124,401	355	257,278	200,670	140,961
Change in unrealized gains (losses)	(72,738)	1,183	120,881	103,453	750,281
Increase (decrease) in net assets from operations	54,613	1,498	330,875	280,758	816,751
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	6,650
Benefit payments	—	—	—	—	(331)
Payments on termination	(8,953)	—	(660,236)	(327,302)	(222,037)
Contract maintenance charge	(281)	(4)	(8,849)	(7,952)	(26,716)
Transfers among the sub-accounts and with the
Fixed Account - net	(480,696)	2	96,097	(29,922)	58,146
Increase (decrease) in net assets from contract
transactions	(489,930)	(2)	(572,988)	(365,176)	(184,288)
INCREASE (DECREASE) IN NET ASSETS	(435,317)	1,496	(242,113)	(84,418)	632,463
NET ASSETS AT BEGINNING OF PERIOD	435,317	5,648	2,565,954	1,516,764	4,680,977
NET ASSETS AT END OF PERIOD	$—	$7,144	$2,323,841	$1,432,346	$5,313,440

UNITS OUTSTANDING
Units outstanding at beginning of period	33,460	320	238,464	101,527	328,047
Units issued	3	—	35,037	7,573	4,808
Units redeemed	(33,463)	—	(77,096)	(26,488)	(12,549)
Units outstanding at end of period	—	320	196,405	82,612	320,306

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST	AST	AST
	BlackRock	BlackRock	BlackRock/	AST	AST
	Global	Low Duration	Loomis	Bond Portfolio	Bond Portfolio
	Strategies	Bond	Sayles Bond	2019	2022
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(65)	$(768)	$(963)	$(2,984)	$(6,222)
Net realized gains (losses)	22	7	514	(1,959)	2,072
Change in unrealized gains (losses)	646	2,826	6,060	5,957	13,943
Increase (decrease) in net assets from operations	603	2,065	5,611	1,014	9,793
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	(258)	(573)	—	—
Payments on termination	—	(35,392)	(1,633)	—	(45,131)
Contract maintenance charge	(6)	(20)	(25)	—	(105)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	655	(253,351)	253,520
Increase (decrease) in net assets from contract
transactions	(6)	(35,670)	(1,576)	(253,351)	208,284
INCREASE (DECREASE) IN NET ASSETS	597	(33,605)	4,035	(252,337)	218,077
NET ASSETS AT BEGINNING OF PERIOD	3,822	81,131	71,378	252,337	291,339
NET ASSETS AT END OF PERIOD	$4,419	$47,526	$75,413	$—	$509,416

UNITS OUTSTANDING
Units outstanding at beginning of period	322	7,099	5,167	19,372	24,255
Units issued	—	—	48	—	20,919
Units redeemed	—	(3,022)	(30)	(19,372)	(3,610)
Units outstanding at end of period	322	4,077	5,185	—	41,564

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2023	2024	2026	2027	2029
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,794)	$(761)	$(5,115)	$(330)	$(429)
Net realized gains (losses)	231	113	10,417	2,159	53
Change in unrealized gains (losses)	7,303	3,761	24,966	493	1,779
Increase (decrease) in net assets from operations	5,740	3,113	30,268	2,322	1,403
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	—	—	—	—
Payments on termination	—	—	(45,566)	—	—
Contract maintenance charge	(140)	(35)	(176)	(41)	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(119,606)	(44,605)	35,663
Increase (decrease) in net assets from contract
transactions	(140)	(35)	(165,348)	(44,646)	35,663
INCREASE (DECREASE) IN NET ASSETS	5,600	3,078	(135,080)	(42,324)	37,066
NET ASSETS AT BEGINNING OF PERIOD	116,410	48,992	432,330	54,364	—
NET ASSETS AT END OF PERIOD	$122,010	$52,070	$297,250	$12,040	$37,066

UNITS OUTSTANDING
Units outstanding at beginning of period	11,365	4,956	43,830	5,602	—
Units issued	—	—	180	—	3,601
Units redeemed	(13)	(3)	(16,202)	(4,470)	(132)
Units outstanding at end of period	11,352	4,953	27,808	1,132	3,469

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				AST
	AST			Fidelity	AST
	Capital Growth	AST	AST	Institutional	Goldman Sachs
	Asset	Cohen & Steers	Cohen & Steers	AMSM	Large-Cap
	Allocation	Global Realty*	Realty	Quantitative	Value*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(56,901)	$(29)	$(178)	$(16,347)	$(397)
Net realized gains (losses)	109,777	55	198	46,446	17,561
Change in unrealized gains (losses)	601,417	325	2,599	147,590	(7,148)
Increase (decrease) in net assets from operations	654,293	351	2,619	177,689	10,016
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	240	—	—	—	—
Benefit payments	—	—	—	—	(275)
Payments on termination	(245,788)	(103)	—	(170,093)	—
Contract maintenance charge	(14,217)	(11)	(12)	(4,204)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	62,966	—	(71)	141,256	(79,907)
Increase (decrease) in net assets from contract
transactions	(196,799)	(114)	(83)	(33,041)	(80,187)
INCREASE (DECREASE) IN NET ASSETS	457,494	237	2,536	144,648	(70,171)
NET ASSETS AT BEGINNING OF PERIOD	3,264,367	1,605	9,012	949,107	70,171
NET ASSETS AT END OF PERIOD	$3,721,861	$1,842	$11,548	$1,093,755	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	233,169	125	566	79,042	5,664
Units issued	4,407	—	19	13,144	1
Units redeemed	(9,482)	(9)	(24)	(14,851)	(5,665)
Units outstanding at end of period	228,094	116	561	77,335	—

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset	Value	Money Market	High Yield	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,323)	$(37)	$600	$(322)	$(15)
Net realized gains (losses)	7,224	98	—	297	6
Change in unrealized gains (losses)	47,004	344	—	3,757	313
Increase (decrease) in net assets from operations	48,905	405	600	3,732	304
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	—	(1,293,377)	(358)	—
Payments on termination	(16,821)	(134)	(723,265)	—	—
Contract maintenance charge	(801)	(13)	(41)	(20)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	7,951	—	2,080,284	(333)	(1)
Increase (decrease) in net assets from contract
transactions	(9,671)	(147)	63,601	(711)	(3)
INCREASE (DECREASE) IN NET ASSETS	39,234	258	64,201	3,021	301
NET ASSETS AT BEGINNING OF PERIOD	339,173	2,060	237,485	27,080	1,081
NET ASSETS AT END OF PERIOD	$378,407	$2,318	$301,686	$30,101	$1,382

UNITS OUTSTANDING
Units outstanding at beginning of period	27,389	100	27,526	1,672	80
Units issued	1,216	—	185,084	—	1
Units redeemed	(1,853)	(6)	(164,594)	(35)	—
Units outstanding at end of period	26,752	94	48,016	1,637	81

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(575)	$(353)	$(33,944)	$(1,898)	$(1,582)
Net realized gains (losses)	1,099	1,226	200,717	24,399	3,646
Change in unrealized gains (losses)	11,676	4,399	60,717	6,220	17,298
Increase (decrease) in net assets from operations	12,200	5,272	227,490	28,721	19,362
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	—	—	—	—
Payments on termination	(5,303)	(17,038)	(127,660)	(13,900)	(18,939)
Contract maintenance charge	(25)	(18)	(22,363)	(762)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	2,115	—	(2,075,058)	(106,689)	—
Increase (decrease) in net assets from contract
transactions	(3,213)	(17,056)	(2,225,081)	(121,351)	(18,942)
INCREASE (DECREASE) IN NET ASSETS	8,987	(11,784)	(1,997,591)	(92,630)	420
NET ASSETS AT BEGINNING OF PERIOD	40,184	34,678	3,979,223	226,679	84,820
NET ASSETS AT END OF PERIOD	$49,171	$22,894	$1,981,632	$134,049	$85,240

UNITS OUTSTANDING
Units outstanding at beginning of period	3,913	3,944	248,933	15,776	9,241
Units issued	203	—	28,043	495	—
Units redeemed	(396)	(1,685)	(162,196)	(8,325)	(1,668)
Units outstanding at end of period	3,720	2,259	114,780	7,946	7,573

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST	AST
	J.P. Morgan	Loomis Sayles	AST		AST
	Strategic	Large-Cap	MFS Global	AST	MFS Growth
	Opportunities	Growth	Equity	MFS Growth	Allocation*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26,085)	$(2,514)	$(308)	$(45)	$(3,692)
Net realized gains (losses)	224,114	28,602	15,654	182	3,342
Change in unrealized gains (losses)	13,851	21,862	(5,857)	1,048	32,844
Increase (decrease) in net assets from operations	211,880	47,950	9,489	1,185	32,494
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	210	—	—	—	—
Benefit payments	—	(2,600)	(960)	—	—
Payments on termination	(95,676)	(44,092)	(31,972)	(213)	(15,384)
Contract maintenance charge	(10,003)	(44)	(2)	(11)	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	(201,045)	(6)	(1)	(1)	2,882
Increase (decrease) in net assets from contract
transactions	(306,514)	(46,742)	(32,935)	(225)	(12,503)
INCREASE (DECREASE) IN NET ASSETS	(94,634)	1,208	(23,446)	960	19,991
NET ASSETS AT BEGINNING OF PERIOD	1,755,793	171,915	44,530	3,446	163,512
NET ASSETS AT END OF PERIOD	$1,661,159	$173,123	$21,084	$4,406	$183,503

UNITS OUTSTANDING
Units outstanding at beginning of period	138,233	8,378	2,648	161	13,067
Units issued	32,523	1	—	—	258
Units redeemed	(52,340)	(1,705)	(1,670)	(10)	(967)
Units outstanding at end of period	118,416	6,674	978	151	12,358

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Parametric	Preservation	Prudential
	Mid-Cap	Mid-Cap	Emerging	Asset	Growth
	Growth*	Value	Markets Equity	Allocation	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(820)	$(303)	$(77)	$(58,143)	$(154,999)
Net realized gains (losses)	35,086	255	(7)	443,057	573,161
Change in unrealized gains (losses)	(10,623)	3,886	610	104,644	1,163,294
Increase (decrease) in net assets from operations	23,643	3,838	526	489,558	1,581,456
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	(536)	—	—	—	—
Payments on termination	(78,761)	(191)	(306)	(288,488)	(1,051,996)
Contract maintenance charge	(21)	(26)	(29)	(17,637)	(63,795)
Transfers among the sub-accounts and with the
Fixed Account - net	857	979	(1)	(406,110)	1,136,884
Increase (decrease) in net assets from contract
transactions	(78,461)	762	(336)	(712,235)	21,093
INCREASE (DECREASE) IN NET ASSETS	(54,818)	4,600	190	(222,677)	1,602,549
NET ASSETS AT BEGINNING OF PERIOD	96,581	19,513	4,765	4,045,085	8,880,700
NET ASSETS AT END OF PERIOD	$41,763	$24,113	$4,955	$3,822,408	$10,483,249

UNITS OUTSTANDING
Units outstanding at beginning of period	4,766	1,143	542	291,178	702,240
Units issued	51	62	—	32,510	147,030
Units redeemed	(3,164)	(20)	(36)	(76,600)	(135,884)
Units outstanding at end of period	1,653	1,185	506	247,088	713,386

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST	AST		AST
	QMA	AllianzGI	AST	Small-Cap	AST
	US Equity	World	Small-Cap	Growth	Small-Cap
	Alpha	Trends*	Growth	Opportunities	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(460)	$(16,368)	$(15)	$(302)	$(393)
Net realized gains (losses)	12,854	44,047	1	692	228
Change in unrealized gains (losses)	(2,902)	103,982	217	6,640	5,792
Increase (decrease) in net assets from operations	9,492	131,661	203	7,030	5,627
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	(1,138)	—	—	(556)	—
Payments on termination	(18,978)	(85,932)	—	(334)	—
Contract maintenance charge	(11)	(3,105)	(2)	(15)	(10)
Transfers among the sub-accounts and with the
Fixed Account - net	1,968	60,112	453	898	573
Increase (decrease) in net assets from contract
transactions	(18,159)	(28,925)	451	(7)	563
INCREASE (DECREASE) IN NET ASSETS	(8,667)	102,736	654	7,023	6,190
NET ASSETS AT BEGINNING OF PERIOD	46,429	816,378	531	19,965	27,278
NET ASSETS AT END OF PERIOD	$37,762	$919,114	$1,185	$26,988	$33,468

UNITS OUTSTANDING
Units outstanding at beginning of period	2,469	67,377	27	1,183	1,664
Units issued	103	6,315	19	62	43
Units redeemed	(923)	(6,006)	—	(38)	(11)
Units outstanding at end of period	1,649	67,686	46	1,207	1,696

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST	AST	AST	AST
	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	AST
	Asset	Large-Cap	Large-Cap	Natural	Templeton
	Allocation	Growth	Value*	Resources	Global Bond
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(56,325)	$(100)	$(1,159)	$(464)	$(307)
Net realized gains (losses)	203,461	65	97	(1,638)	21
Change in unrealized gains (losses)	423,850	1,881	11,403	7,130	317
Increase (decrease) in net assets from operations	570,986	1,846	10,341	5,028	31
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	—	(546)	—	—
Payments on termination	(392,012)	—	—	(7,263)	(826)
Contract maintenance charge	(10,761)	(9)	(23)	(24)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	434,811	661	80,437	1,033	278
Increase (decrease) in net assets from contract
transactions	32,038	652	79,868	(6,254)	(560)
INCREASE (DECREASE) IN NET ASSETS	603,024	2,498	90,209	(1,226)	(529)
NET ASSETS AT BEGINNING OF PERIOD	2,962,429	6,559	16,016	33,491	21,617
NET ASSETS AT END OF PERIOD	$3,565,453	$9,057	$106,225	$32,265	$21,088

UNITS OUTSTANDING
Units outstanding at beginning of period	201,481	241	1,407	4,309	1,866
Units issued	26,913	22	6,370	180	32
Units redeemed	(25,760)	—	(42)	(766)	(9)
Units outstanding at end of period	202,634	263	7,735	3,723	1,889
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST	AST	AST		BNY Mellon
	WEDGE Capital	Wellington	Western Asset	BNY Mellon	Sustainable U.S.
	Mid-Cap	Management	Core Plus	Stock Index	Equity Portfolio,
	Value	Hedged Equity	Bond	Fund, Inc.*	Inc*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(497)	$(3,677)	$(693)	$684	$32
Net realized gains (losses)	308	1,829	365	28,675	367
Change in unrealized gains (losses)	5,316	40,811	6,608	31,631	2,733
Increase (decrease) in net assets from operations	5,127	38,963	6,280	60,990	3,132
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	—	(1,199)	(139)	—
Payments on termination	—	(4,508)	(1,198)	(10,949)	—
Contract maintenance charge	—	(403)	(24)	(176)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	—	6,484	—	(25,847)	—
Increase (decrease) in net assets from contract
transactions	—	1,573	(2,421)	(37,111)	(8)
INCREASE (DECREASE) IN NET ASSETS	5,127	40,536	3,859	23,879	3,124
NET ASSETS AT BEGINNING OF PERIOD	29,514	207,421	57,629	223,563	9,544
NET ASSETS AT END OF PERIOD	$34,641	$247,957	$61,488	$247,442	$12,668

UNITS OUTSTANDING
Units outstanding at beginning of period	1,833	18,021	4,296	9,553	505
Units issued	1	337	—	—	—
Units redeemed	—	(293)	(63)	(1,544)	—
Units outstanding at end of period	1,834	18,065	4,233	8,009	505

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		BNY Mellon VIF		DWS
	BNY Mellon VIF	Growth and	DWS	Capital Growth	DWS
	Government	Income	Bond VIP	VIP	Core Equity VIP
	Money Market*	Initial Shares*	Class A*	Class A*	Class A*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$467	$(48)	$4,270	$(3,750)	$2,332
Net realized gains (losses)	—	2,168	(595)	222,616	59,562
Change in unrealized gains (losses)	—	2,220	12,635	205,077	66,656
Increase (decrease) in net assets from operations	467	4,340	16,310	423,943	128,550
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	250	—
Benefit payments	(1,166)	—	(6,008)	(48,699)	(15,926)
Payments on termination	(1,475)	(413)	(9,928)	(116,816)	(85,528)
Contract maintenance charge	(87)	(31)	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	556	(262)	(1,738)	5,727	9,682
Increase (decrease) in net assets from contract
transactions	(2,172)	(706)	(17,674)	(159,538)	(91,772)
INCREASE (DECREASE) IN NET ASSETS	(1,705)	3,634	(1,364)	264,405	36,778
NET ASSETS AT BEGINNING OF PERIOD	178,268	16,020	171,168	1,210,608	476,368
NET ASSETS AT END OF PERIOD	$176,563	$19,654	$169,804	$1,475,013	$513,146

UNITS OUTSTANDING
Units outstanding at beginning of period	18,038	735	10,179	43,607	20,329
Units issued	53	—	52	5,079	402
Units redeemed	(271)	(29)	(1,039)	(9,687)	(3,818)
Units outstanding at end of period	17,820	706	9,192	38,999	16,913

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	DWS	DWS	DWS	DWS	DWS
	CROCI®	Global Income	Global	Government	Small Mid Cap
	International VIP	Builder VIP	Small Cap VIP	Money Market	Growth VIP
	Class A*	Class A*	Class A*	VIP Class A*	Class A*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,179	$18,669	$(4,333)	$702	$(2,210)
Net realized gains (losses)	(7,683)	5,342	2,249	—	28,548
Change in unrealized gains (losses)	31,352	57,212	114,545	—	33,469
Increase (decrease) in net assets from operations	26,848	81,223	112,461	702	59,807
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	180	—	240
Benefit payments	(2,696)	(13,127)	(28,864)	(2,507)	(13,185)
Payments on termination	(7,797)	(238,941)	(54,789)	—	(14,243)
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(10,196)	27,106	(17,775)	2,680	(15,473)
Increase (decrease) in net assets from contract
transactions	(20,509)	(224,962)	(101,248)	173	(42,661)
INCREASE (DECREASE) IN NET ASSETS	6,339	(143,739)	11,213	875	17,146
NET ASSETS AT BEGINNING OF PERIOD	137,718	519,647	589,699	65,979	288,575
NET ASSETS AT END OF PERIOD	$144,057	$375,908	$600,912	$66,854	$305,721

UNITS OUTSTANDING
Units outstanding at beginning of period	12,080	30,448	18,258	6,473	14,036
Units issued	20	1,412	20	259	31
Units redeemed	(1,653)	(13,386)	(2,825)	(244)	(1,830)
Units outstanding at end of period	10,447	18,474	15,453	6,488	12,237

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Federated
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money	Contrafund	Contrafund	Equity-Income	Equity-Income
	Fund II	Initial Class*	Service Class 2*	Initial Class*	Service Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,832	$(39,862)	$(357,702)	$3,009	$1,178
Net realized gains (losses)	—	589,004	3,539,894	39,627	30,585
Change in unrealized gains (losses)	—	560,960	3,177,980	82,349	71,336
Increase (decrease) in net assets from operations	5,832	1,110,102	6,360,172	124,985	103,099
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60	4,078	4,618	180	—
Benefit payments	(30,240)	(79,342)	(761,818)	(1,072)	(1,452)
Payments on termination	(182,204)	(322,030)	(2,518,570)	(30,706)	(17,191)
Contract maintenance charge	(2,376)	(2,483)	(88,861)	(237)	(138)
Transfers among the sub-accounts and with the
Fixed Account - net	(27,220)	(126,064)	(1,089,751)	(25,823)	561
Increase (decrease) in net assets from contract
transactions	(241,980)	(525,841)	(4,454,382)	(57,658)	(18,220)
INCREASE (DECREASE) IN NET ASSETS	(236,148)	584,261	1,905,790	67,327	84,879
NET ASSETS AT BEGINNING OF PERIOD	2,642,433	3,919,193	23,618,321	511,787	417,117
NET ASSETS AT END OF PERIOD	$2,406,285	$4,503,454	$25,524,111	$579,114	$501,996

UNITS OUTSTANDING
Units outstanding at beginning of period	235,926	134,392	1,167,019	23,561	23,190
Units issued	994	355	21,696	8	103
Units redeemed	(22,060)	(14,957)	(212,034)	(2,311)	(984)
Units outstanding at end of period	214,860	119,790	976,681	21,258	22,309

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income	Money Market
	Service Class 2*	Service Class 2*	Service Class 2*	Service Class 2*	Initial Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,704	$5,315	$(887)	$(239)	$198,960
Net realized gains (losses)	242,358	198,411	59,529	35,757	—
Change in unrealized gains (losses)	99,201	271,987	95,714	31,103	—
Increase (decrease) in net assets from operations	347,263	475,713	154,356	66,621	198,960
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	3,283
Benefit payments	(582,803)	(2,559)	(90,357)	(87,419)	(2,185,724)
Payments on termination	(340,020)	(222,465)	(78,871)	(35,356)	(2,342,797)
Contract maintenance charge	(8,004)	(13,910)	(3,118)	(4,096)	(18,813)
Transfers among the sub-accounts and with the
Fixed Account - net	357,780	170,980	(3,663)	(35,400)	311,321
Increase (decrease) in net assets from contract
transactions	(573,047)	(67,954)	(176,009)	(162,271)	(4,232,730)
INCREASE (DECREASE) IN NET ASSETS	(225,784)	407,759	(21,653)	(95,650)	(4,033,770)
NET ASSETS AT BEGINNING OF PERIOD	2,854,927	2,736,654	750,043	725,666	36,559,063
NET ASSETS AT END OF PERIOD	$2,629,143	$3,144,413	$728,390	$630,016	$32,525,293

UNITS OUTSTANDING
Units outstanding at beginning of period	197,596	189,331	50,029	57,179	3,705,302
Units issued	27,963	11,128	18	4,334	388,650
Units redeemed	(62,914)	(15,009)	(10,466)	(16,167)	(816,103)
Units outstanding at end of period	162,645	185,450	39,581	45,346	3,277,849

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Growth	Fidelity VIP	Growth	Fidelity VIP
	Money Market	& Income	Growth	Opportunities	Growth
	Service Class 2*	Service Class 2*	Initial Class*	Service Class 2*	Service Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,924	$62,853	$(35,575)	$(29,272)	$(1,999)
Net realized gains (losses)	—	494,330	340,098	292,606	9,491
Change in unrealized gains (losses)	—	315,770	569,623	278,300	26,901
Increase (decrease) in net assets from operations	3,924	872,953	874,146	541,634	34,393
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,300	—	16,590	—	—
Benefit payments	(1,579,747)	(136,250)	19,782	287,393	(963)
Payments on termination	(4,929,811)	(347,018)	(330,711)	(155,752)	(1,534)
Contract maintenance charge	(88,400)	(12,242)	(2,308)	(4,996)	(42)
Transfers among the sub-accounts and with the
Fixed Account - net	2,980,815	(245,157)	(94,660)	(94,895)	(11)
Increase (decrease) in net assets from contract
transactions	(3,610,843)	(740,667)	(391,307)	31,750	(2,550)
INCREASE (DECREASE) IN NET ASSETS	(3,606,919)	132,286	482,839	573,384	31,843
NET ASSETS AT BEGINNING OF PERIOD	46,263,429	3,482,835	2,822,889	1,219,489	109,322
NET ASSETS AT END OF PERIOD	$42,656,510	$3,615,121	$3,305,728	$1,792,873	$141,165

UNITS OUTSTANDING
Units outstanding at beginning of period	4,908,373	175,534	138,572	45,815	5,627
Units issued	609,595	2,532	1,534	22,609	—
Units redeemed	(989,885)	(34,653)	(18,217)	(19,265)	(119)
Units outstanding at end of period	4,528,083	143,413	121,889	49,159	5,508

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Investment
	High Income	High Income	Index 500	Index 500	Grade Bond
	Initial Class*	Service Class 2*	Initial Class*	Service Class 2*	Initial Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,806	$53,679	$16,058	$9,784	$9,447
Net realized gains (losses)	(2,706)	(10,501)	331,121	733,323	2,127
Change in unrealized gains (losses)	24,947	151,299	483,575	2,114,386	42,237
Increase (decrease) in net assets from operations	30,047	194,477	830,754	2,857,493	53,811
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	688	—	14,763	650	1,650
Benefit payments	(1,656)	(38,661)	(61,354)	(298,748)	(2,123)
Payments on termination	(38,775)	(101,542)	(342,860)	(717,341)	(48,291)
Contract maintenance charge	(242)	(3,370)	(1,809)	(32,635)	(422)
Transfers among the sub-accounts and with the
Fixed Account - net	(14,803)	8,476	(99,751)	(463,554)	(411)
Increase (decrease) in net assets from contract
transactions	(54,788)	(135,097)	(491,011)	(1,511,628)	(49,597)
INCREASE (DECREASE) IN NET ASSETS	(24,741)	59,380	339,743	1,345,865	4,214
NET ASSETS AT BEGINNING OF PERIOD	235,890	1,570,499	2,971,161	10,606,099	659,095
NET ASSETS AT END OF PERIOD	$211,149	$1,629,879	$3,310,904	$11,951,964	$663,309

UNITS OUTSTANDING
Units outstanding at beginning of period	14,022	93,333	150,318	545,195	33,225
Units issued	157	2,595	876	14,228	230
Units redeemed	(3,163)	(10,015)	(21,641)	(82,518)	(2,578)
Units outstanding at end of period	11,016	85,913	129,553	476,905	30,877

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Fidelity VIP
	Investment	Fidelity VIP	Fidelity VIP	Fidelity VIP	Franklin
	Grade Bond	Mid Cap	Overseas	Overseas	Flex Cap Growth
	Service Class 2*	Service Class 2*	Initial Class*	Service Class 2*	VIP Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8	$(71,757)	$1,452	$(26)	$(16,778)
Net realized gains (losses)	(2)	764,996	21,028	447	30,179
Change in unrealized gains (losses)	39	674,842	89,754	1,130	239,556
Increase (decrease) in net assets from operations	45	1,368,081	112,234	1,551	252,957
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	(1,500)	3,200	—	—
Benefit payments	—	(154,014)	(9,149)	—	(23,874)
Payments on termination	—	(680,454)	(11,837)	(1,444)	(147,260)
Contract maintenance charge	(3)	(25,265)	(360)	(7)	(3,946)
Transfers among the sub-accounts and with the
Fixed Account - net	10	(82,965)	6,020	(1)	(34,213)
Increase (decrease) in net assets from contract
transactions	7	(944,198)	(12,126)	(1,452)	(209,293)
INCREASE (DECREASE) IN NET ASSETS	52	423,883	100,108	99	43,664
NET ASSETS AT BEGINNING OF PERIOD	580	6,782,633	438,603	6,589	925,863
NET ASSETS AT END OF PERIOD	$632	$7,206,516	$538,711	$6,688	$969,527

UNITS OUTSTANDING
Units outstanding at beginning of period	38	357,629	32,743	402	42,809
Units issued	—	14,965	821	—	922
Units redeemed	—	(57,628)	(1,677)	(92)	(8,903)
Units outstanding at end of period	38	314,966	31,887	310	34,828

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Franklin		Franklin	Franklin
	Growth	Franklin	Large Cap	Mutual Global	Franklin
	and Income	Income	Growth	Discovery	Mutual Shares
	VIP Class 2*	VIP Class 2*	VIP Class 2*	VIP Class 2*	VIP Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$106,234	$2,373,856	$(259,348)	$(5,152)	$52,350
Net realized gains (losses)	1,310,066	1,334,887	2,808,284	542,785	3,662,126
Change in unrealized gains (losses)	2,086,047	4,662,094	1,935,122	833,996	2,737,695
Increase (decrease) in net assets from operations	3,502,347	8,370,837	4,484,058	1,371,629	6,452,171
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,766	3,697	30,088	700	136,540
Benefit payments	(836,161)	(5,686,183)	(418,619)	(406,729)	(1,327,592)
Payments on termination	(1,764,240)	(5,688,898)	(1,515,154)	(738,241)	(3,119,599)
Contract maintenance charge	(58,551)	(120,894)	(44,301)	(22,962)	(84,725)
Transfers among the sub-accounts and with the
Fixed Account - net	(423,407)	479,172	(1,168,228)	(165,353)	(1,036,030)
Increase (decrease) in net assets from contract
transactions	(3,079,593)	(11,013,106)	(3,116,214)	(1,332,585)	(5,431,406)
INCREASE (DECREASE) IN NET ASSETS	422,754	(2,642,269)	1,367,844	39,044	1,020,765
NET ASSETS AT BEGINNING OF PERIOD	16,048,289	62,568,215	14,716,845	6,692,971	33,513,199
NET ASSETS AT END OF PERIOD	$16,471,043	$59,925,946	$16,084,689	$6,732,015	$34,533,964

UNITS OUTSTANDING
Units outstanding at beginning of period	621,982	3,404,996	742,443	406,785	1,627,870
Units issued	6,625	162,918	24,965	6,679	42,236
Units redeemed	(111,984)	(707,572)	(153,936)	(76,188)	(274,473)
Units outstanding at end of period	516,623	2,860,342	613,472	337,276	1,395,633

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				Goldman Sachs	Goldman Sachs
		Franklin	Franklin	VIT Large	VIT Mid
	Franklin	Small-Mid	U.S. Government	Cap Value	Cap Value
	Small Cap Value	Cap Growth	Securities	Institutional	Institutional
	VIP Class 2*	VIP Class 2*	VIP Class 2*	Shares*	Shares*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(85,515)	$(10,841)	$110,515	$(4,896)	$(12,861)
Net realized gains (losses)	2,270,276	90,749	(128,487)	(3,171)	59,149
Change in unrealized gains (losses)	1,169,245	94,844	314,401	338,682	337,559
Increase (decrease) in net assets from operations	3,354,006	174,752	296,429	330,615	383,847
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,935	—	(6,525)	—	—
Benefit payments	(565,280)	(6,373)	(18,514)	(60,025)	(21,569)
Payments on termination	(1,481,269)	(88,733)	(812,507)	(142,931)	(81,673)
Contract maintenance charge	(42,539)	(2,517)	(38,771)	(4,360)	(3,426)
Transfers among the sub-accounts and with the
Fixed Account - net	(141,839)	68,489	(706,651)	(61,647)	(15,027)
Increase (decrease) in net assets from contract
transactions	(2,220,992)	(29,134)	(1,582,968)	(268,963)	(121,695)
INCREASE (DECREASE) IN NET ASSETS	1,133,014	145,618	(1,286,539)	61,652	262,152
NET ASSETS AT BEGINNING OF PERIOD	14,664,370	613,144	8,298,369	1,505,089	1,343,426
NET ASSETS AT END OF PERIOD	$15,797,384	$758,762	$7,011,830	$1,566,741	$1,605,578

UNITS OUTSTANDING
Units outstanding at beginning of period	458,351	18,669	682,363	93,879	67,632
Units issued	19,146	3,133	49,433	1,286	2,070
Units redeemed	(81,228)	(4,160)	(174,652)	(16,099)	(7,275)
Units outstanding at end of period	396,269	17,642	557,144	79,066	62,427

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				Invesco
	Goldman Sachs	Goldman Sachs	Goldman Sachs	Oppenheimer V.I.	Invesco
	VIT Small Cap	VIT Strategic	VIT U.S.	Capital	Oppenheimer V.I.
	Equity Insights	Growth	Equity Insights	Appreciation	Capital
	Institutional	Institutional	Institutional	Non-Service	Appreciation
	Shares*	Shares*	Shares*	Shares*	Service Shares*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(40,472)	$(136)	$(13,921)	$(39,080)	$(233,569)
Net realized gains (losses)	19,749	1,139	209,019	344,498	2,055,629
Change in unrealized gains (losses)	674,244	1,890	434,502	553,590	2,331,160
Increase (decrease) in net assets from operations	653,521	2,893	629,600	859,008	4,153,220
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	30,298	5,163
Benefit payments	(75,045)	—	(95,032)	(6,509)	(536,435)
Payments on termination	(351,793)	—	(259,296)	(225,255)	(1,628,542)
Contract maintenance charge	(8,029)	(19)	(6,923)	(1,779)	(43,721)
Transfers among the sub-accounts and with the
Fixed Account - net	(130,782)	1	(43,938)	(60,838)	(697,011)
Increase (decrease) in net assets from contract
transactions	(565,649)	(18)	(405,189)	(264,083)	(2,900,546)
INCREASE (DECREASE) IN NET ASSETS	87,872	2,875	224,411	594,925	1,252,674
NET ASSETS AT BEGINNING OF PERIOD	3,065,980	8,680	2,850,434	2,589,074	13,260,353
NET ASSETS AT END OF PERIOD	$3,153,852	$11,555	$3,074,845	$3,183,999	$14,513,027

UNITS OUTSTANDING
Units outstanding at beginning of period	161,237	479	134,978	141,017	585,657
Units issued	2,117	—	7,991	1,460	9,547
Units redeemed	(28,381)	—	(24,626)	(13,488)	(115,787)
Units outstanding at end of period	134,973	479	118,343	128,989	479,417

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco		Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Invesco	Invesco
	Conservative	Oppenheimer V.I.	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.
	Balance	Conservative	Cap Growth	Discovery Mid	Global
	Non-Service	Balance	Non-Service	Cap Growth	Non-Service
	Shares*	Service Shares*	Shares*	Service Shares*	Shares*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,410	$18,707	$(9,524)	$(83,810)	$(9,765)
Net realized gains (losses)	22,568	147,133	88,298	1,019,165	368,897
Change in unrealized gains (losses)	101,159	557,516	111,966	615,750	205,687
Increase (decrease) in net assets from operations	131,137	723,356	190,740	1,551,105	564,819
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,750	675	—	1,390	19,622
Benefit payments	(9,628)	(136,459)	(7,520)	(132,916)	(163,295)
Payments on termination	(39,690)	(633,105)	(14,689)	(647,810)	(133,397)
Contract maintenance charge	(378)	(21,578)	(141)	(18,311)	(1,365)
Transfers among the sub-accounts and with the
Fixed Account - net	(511)	(61,713)	1,363	(424,579)	(1,830)
Increase (decrease) in net assets from contract
transactions	(42,457)	(852,180)	(20,987)	(1,222,226)	(280,265)
INCREASE (DECREASE) IN NET ASSETS	88,680	(128,824)	169,753	328,879	284,554
NET ASSETS AT BEGINNING OF PERIOD	844,298	5,061,276	519,656	4,497,418	2,033,955
NET ASSETS AT END OF PERIOD	$932,978	$4,932,452	$689,409	$4,826,297	$2,318,509

UNITS OUTSTANDING
Units outstanding at beginning of period	56,848	328,542	43,452	170,500	65,730
Units issued	489	6,003	70	2,942	1,004
Units redeemed	(3,078)	(56,597)	(1,452)	(39,572)	(8,915)
Units outstanding at end of period	54,259	277,948	42,070	133,870	57,819

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Invesco
		Oppenheimer V.I.	Invesco	Invesco
	Invesco	Global	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	Oppenheimer V.I.	Strategic Income	Global	Main Street	Oppenheimer V.I.
	Global	Non-Service	Strategic Income	Non-Service	Main Street
	Service Shares*	Shares*	Service Shares*	Shares*	Service Shares*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(63,714)	$26,299	$494,467	$(5,210)	$(199,809)
Net realized gains (losses)	1,179,910	(7,348)	(206,461)	213,242	4,726,302
Change in unrealized gains (losses)	554,780	77,588	2,066,107	93,394	1,676,285
Increase (decrease) in net assets from operations	1,670,976	96,539	2,354,113	301,426	6,202,778
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	14,891	12,160	3,317	—	29,671
Benefit payments	(128,444)	(27,734)	(845,711)	(8,871)	(589,117)
Payments on termination	(554,684)	(201,139)	(2,635,795)	(58,330)	(2,129,901)
Contract maintenance charge	(23,737)	(415)	(83,497)	(641)	(73,075)
Transfers among the sub-accounts and with the
Fixed Account - net	(135,658)	(3,510)	319,062	(66,358)	(1,445,706)
Increase (decrease) in net assets from contract
transactions	(827,632)	(220,638)	(3,242,624)	(134,200)	(4,208,128)
INCREASE (DECREASE) IN NET ASSETS	843,344	(124,099)	(888,511)	167,226	1,994,650
NET ASSETS AT BEGINNING OF PERIOD	5,933,471	1,104,420	27,811,395	1,045,464	22,301,312
NET ASSETS AT END OF PERIOD	$6,776,815	$980,321	$26,922,884	$1,212,690	$24,295,962

UNITS OUTSTANDING
Units outstanding at beginning of period	186,314	76,981	1,572,580	56,152	866,672
Units issued	6,070	2,407	66,370	1	14,081
Units redeemed	(27,882)	(13,669)	(238,549)	(6,062)	(151,352)
Units outstanding at end of period	164,502	65,719	1,400,401	50,091	729,401

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco		Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Invesco
	Main Street	Oppenheimer V.I.	Total Return	Oppenheimer V.I.	Invesco V.I.
	Small Cap	Main Street	Bond	Total Return	American
	Non-Service	Small Cap	Non-Service	Bond	Franchise
	Shares*	Service Shares*	Shares*	Service Shares*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(14,504)	$(169,458)	$9,422	$159,546	$(1,068,585)
Net realized gains (losses)	110,517	1,162,671	(7,654)	(171,654)	14,151,355
Change in unrealized gains (losses)	164,948	1,212,202	33,570	726,585	8,148,502
Increase (decrease) in net assets from operations	260,961	2,205,415	35,338	714,477	21,231,272
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,498	3,390	1,590	40,444	23,143
Benefit payments	(36,873)	(392,052)	(2,221)	(376,266)	(2,337,565)
Payments on termination	(59,825)	(1,075,421)	(32,679)	(1,109,672)	(5,065,369)
Contract maintenance charge	(1,080)	(35,736)	(381)	(34,006)	(36,557)
Transfers among the sub-accounts and with the
Fixed Account - net	11,556	(116,717)	(1,329)	517,270	(1,867,303)
Increase (decrease) in net assets from contract
transactions	(83,724)	(1,616,536)	(35,020)	(962,230)	(9,283,651)
INCREASE (DECREASE) IN NET ASSETS	177,237	588,879	318	(247,753)	11,947,621
NET ASSETS AT BEGINNING OF PERIOD	1,090,813	9,697,945	440,294	9,765,272	64,337,700
NET ASSETS AT END OF PERIOD	$1,268,050	$10,286,824	$440,612	$9,517,519	$76,285,321

UNITS OUTSTANDING
Units outstanding at beginning of period	27,997	269,207	34,578	1,070,226	3,458,735
Units issued	437	8,031	551	118,548	94,063
Units redeemed	(2,357)	(46,687)	(3,114)	(218,937)	(501,460)
Units outstanding at end of period	26,077	230,551	32,015	969,837	3,051,338

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Franchise	American Value	American Value	Comstock	Comstock
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(294,624)	$(260,516)	$(180,954)	$91,905	$(41,432)
Net realized gains (losses)	3,669,502	1,912,387	1,053,366	2,903,561	9,238,372
Change in unrealized gains (losses)	1,469,346	3,593,620	2,021,520	921,734	2,578,156
Increase (decrease) in net assets from operations	4,844,224	5,245,491	2,893,932	3,917,200	11,775,096
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,063	3,397	10,871	912	7,911
Benefit payments	(280,067)	(810,994)	(605,023)	(912,838)	(1,122,599)
Payments on termination	(1,667,933)	(1,803,441)	(1,319,311)	(1,046,528)	(4,665,275)
Contract maintenance charge	(34,211)	(21,760)	(42,859)	(7,267)	(101,738)
Transfers among the sub-accounts and with the
Fixed Account - net	(553,989)	(556,664)	(276,614)	(236,516)	(1,783,359)
Increase (decrease) in net assets from contract
transactions	(2,531,137)	(3,189,462)	(2,232,936)	(2,202,237)	(7,665,060)
INCREASE (DECREASE) IN NET ASSETS	2,313,087	2,056,029	660,996	1,714,963	4,110,036
NET ASSETS AT BEGINNING OF PERIOD	15,162,710	23,924,251	13,501,577	17,564,570	54,544,914
NET ASSETS AT END OF PERIOD	$17,475,797	$25,980,280	$14,162,573	$19,279,533	$58,654,950

UNITS OUTSTANDING
Units outstanding at beginning of period	773,022	1,083,664	491,973	781,942	2,478,715
Units issued	10,800	21,567	9,662	34,294	35,010
Units redeemed	(116,528)	(147,584)	(80,925)	(121,444)	(340,551)
Units outstanding at end of period	667,294	957,647	420,710	694,792	2,173,174

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Diversified
	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond	Dividend
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(267,299)	$(15,498)	$78,675	$295	$1,546,367
Net realized gains (losses)	7,701,975	142,285	(78,585)	(1,056)	13,164,002
Change in unrealized gains (losses)	5,208,883	88,891	478,980	11,430	7,369,584
Increase (decrease) in net assets from operations	12,643,559	215,678	479,070	10,669	22,079,953
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,534	—	150	—	17,600
Benefit payments	(1,794,689)	23,886	(116,514)	—	(6,609,865)
Payments on termination	(4,007,417)	(207,966)	(421,778)	(203)	(6,183,597)
Contract maintenance charge	(27,235)	(1,977)	(1,691)	—	(41,055)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,758,440)	18,011	252,433	231,174	(1,820,463)
Increase (decrease) in net assets from contract
transactions	(7,575,247)	(168,046)	(287,400)	230,971	(14,637,380)
INCREASE (DECREASE) IN NET ASSETS	5,068,312	47,632	191,670	241,640	7,442,573
NET ASSETS AT BEGINNING OF PERIOD	49,405,443	902,623	5,073,687	106,267	100,091,744
NET ASSETS AT END OF PERIOD	$54,473,755	$950,255	$5,265,357	$347,907	$107,534,317

UNITS OUTSTANDING
Units outstanding at beginning of period	2,426,552	57,283	333,146	7,948	2,012,003
Units issued	46,712	3,165	44,193	16,300	42,579
Units redeemed	(369,148)	(13,614)	(61,016)	(962)	(310,201)
Units outstanding at end of period	2,104,116	46,834	316,323	23,286	1,744,381

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Equity	Equity	Global	Global
	Dividend	and Income	and Income	Core Equity	Core Equity
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$217,562	$190,138	$116,611	$(4,533)	$(61,710)
Net realized gains (losses)	2,519,739	1,514,391	1,825,293	1,930,563	964,200
Change in unrealized gains (losses)	2,220,820	1,303,510	1,492,213	2,266,264	1,143,198
Increase (decrease) in net assets from operations	4,958,121	3,008,039	3,434,117	4,192,294	2,045,688
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60	168	7,677	863	—
Benefit payments	(490,676)	(1,535,747)	(686,383)	(962,178)	(396,209)
Payments on termination	(1,319,455)	(1,278,134)	(1,373,928)	(1,423,396)	(635,457)
Contract maintenance charge	(28,355)	(6,903)	(36,351)	(8,615)	(13,503)
Transfers among the sub-accounts and with the
Fixed Account - net	(721,334)	(281,563)	(168,786)	(362,675)	(85,145)
Increase (decrease) in net assets from contract
transactions	(2,559,760)	(3,102,179)	(2,257,771)	(2,756,001)	(1,130,314)
INCREASE (DECREASE) IN NET ASSETS	2,398,361	(94,140)	1,176,346	1,436,293	915,374
NET ASSETS AT BEGINNING OF PERIOD	22,899,333	17,408,896	19,859,409	18,922,878	9,396,423
NET ASSETS AT END OF PERIOD	$25,297,694	$17,314,756	$21,035,755	$20,359,171	$10,311,797

UNITS OUTSTANDING
Units outstanding at beginning of period	1,230,104	895,727	972,496	836,302	679,141
Units issued	10,418	22,772	9,830	11,535	13,404
Units redeemed	(132,838)	(170,949)	(108,733)	(121,018)	(85,587)
Units outstanding at end of period	1,107,684	747,550	873,593	726,819	606,958

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Government	Growth
	Money Market	Money Market	Securities	Securities	and Income
	Series I*	Series II*	Series I*	Series II*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,961	$777	$56,101	$459	$(44,794)
Net realized gains (losses)	—	—	(20,706)	(458)	3,196,452
Change in unrealized gains (losses)	—	—	202,044	5,456	2,936,103
Increase (decrease) in net assets from operations	17,961	777	237,439	5,457	6,087,761
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	300	—	1,740
Benefit payments	(213,263)	(1,689)	(187,528)	(4,729)	(1,451,858)
Payments on termination	(454,129)	(74)	(310,631)	(1,024)	(2,697,667)
Contract maintenance charge	(2,471)	—	(2,477)	—	(90,278)
Transfers among the sub-accounts and with the
Fixed Account - net	1,124,462	(357,969)	161,312	66,760	(1,098,477)
Increase (decrease) in net assets from contract
transactions	454,599	(359,732)	(339,024)	61,007	(5,336,540)
INCREASE (DECREASE) IN NET ASSETS	472,560	(358,955)	(101,585)	66,464	751,221
NET ASSETS AT BEGINNING OF PERIOD	3,460,997	465,528	5,283,852	153,196	28,545,940
NET ASSETS AT END OF PERIOD	$3,933,557	$106,573	$5,182,267	$219,660	$29,297,161

UNITS OUTSTANDING
Units outstanding at beginning of period	316,271	51,312	323,586	12,404	1,084,274
Units issued	156,687	10,019	14,298	4,904	16,072
Units redeemed	(113,192)	(49,155)	(35,145)	(479)	(192,608)
Units outstanding at end of period	359,766	12,176	302,739	16,829	907,738

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	International	International	Managed
	High Yield	High Yield	Growth	Growth	Volatility
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$401,360	$224,939	$18,126	$(6,666)	$(3,752)
Net realized gains (losses)	(71,812)	(42,988)	1,562,164	147,385	64,570
Change in unrealized gains (losses)	746,214	449,081	1,497,498	197,445	690,797
Increase (decrease) in net assets from operations	1,075,762	631,032	3,077,788	338,164	751,615
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	306	604	—	—
Benefit payments	(583,196)	(228,617)	(246,157)	(6,029)	(242,525)
Payments on termination	(825,921)	(478,656)	(897,946)	(214,417)	(271,501)
Contract maintenance charge	(4,490)	(8,462)	(5,552)	(6,052)	(1,758)
Transfers among the sub-accounts and with the
Fixed Account - net	(148,370)	43,630	(469,378)	(43,727)	(31,330)
Increase (decrease) in net assets from contract
transactions	(1,561,977)	(671,799)	(1,618,429)	(270,225)	(547,114)
INCREASE (DECREASE) IN NET ASSETS	(486,215)	(40,767)	1,459,359	67,939	204,501
NET ASSETS AT BEGINNING OF PERIOD	9,484,292	5,818,119	12,103,760	1,390,470	4,648,022
NET ASSETS AT END OF PERIOD	$8,998,077	$5,777,352	$13,563,119	$1,458,409	$4,852,523

UNITS OUTSTANDING
Units outstanding at beginning of period	522,880	482,151	616,070	130,247	185,773
Units issued	25,783	12,705	13,739	2,616	11,345
Units redeemed	(108,671)	(63,311)	(85,740)	(25,832)	(31,270)
Units outstanding at end of period	439,992	431,545	544,069	107,031	165,848
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Managed	Mid Cap	Mid Cap	Mid Cap	Mid Cap
	Volatility	Core Equity	Core Equity	Growth	Growth
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(354)	$(75,185)	$(12,451)	$(83,839)	$(117,842)
Net realized gains (losses)	456	790,699	84,447	1,103,509	1,166,121
Change in unrealized gains (losses)	11,238	889,402	95,772	647,885	779,554
Increase (decrease) in net assets from operations	11,340	1,604,916	167,768	1,667,555	1,827,833
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	180	—	180	650
Benefit payments	—	(375,982)	(9,880)	(126,216)	(216,570)
Payments on termination	(11,955)	(539,328)	(111,840)	(351,277)	(545,562)
Contract maintenance charge	—	(2,120)	(718)	(1,939)	(16,250)
Transfers among the sub-accounts and with the
Fixed Account - net	43	(207,285)	(23,195)	(578,740)	(11,752)
Increase (decrease) in net assets from contract
transactions	(11,912)	(1,124,535)	(145,633)	(1,057,992)	(789,484)
INCREASE (DECREASE) IN NET ASSETS	(572)	480,381	22,135	609,563	1,038,349
NET ASSETS AT BEGINNING OF PERIOD	72,274	7,278,600	793,488	5,411,863	5,995,602
NET ASSETS AT END OF PERIOD	$71,702	$7,758,981	$815,623	$6,021,426	$7,033,951

UNITS OUTSTANDING
Units outstanding at beginning of period	3,047	326,428	43,185	208,052	257,479
Units issued	1	4,075	54	8,288	15,347
Units redeemed	(451)	(50,774)	(6,991)	(40,717)	(42,841)
Units outstanding at end of period	2,597	279,729	36,248	175,623	229,985

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Value
	S&P 500 Index	S&P 500 Index	Technology	Technology	Opportunities
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(25,097)	$(242,178)	$(40,714)	$(115)	$(61,400)
Net realized gains (losses)	4,931,862	6,104,864	597,055	1,174	939,646
Change in unrealized gains (losses)	3,452,698	5,000,457	335,833	968	427,277
Increase (decrease) in net assets from operations	8,359,463	10,863,143	892,174	2,027	1,305,523
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	450	1,870	1,200	—	168
Benefit payments	(1,370,356)	(1,254,095)	(37,794)	—	(78,595)
Payments on termination	(2,170,613)	(3,073,058)	(175,580)	(1,345)	(273,990)
Contract maintenance charge	(9,485)	(65,126)	(1,309)	—	(2,056)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,278,111)	43,307	473,908	35	(300,979)
Increase (decrease) in net assets from contract
transactions	(5,828,115)	(4,347,102)	260,425	(1,310)	(655,452)
INCREASE (DECREASE) IN NET ASSETS	2,531,348	6,516,041	1,152,599	717	650,071
NET ASSETS AT BEGINNING OF PERIOD	30,362,000	39,992,120	2,500,252	6,454	4,726,704
NET ASSETS AT END OF PERIOD	$32,893,348	$46,508,161	$3,652,851	$7,171	$5,376,775

UNITS OUTSTANDING
Units outstanding at beginning of period	1,374,938	2,042,321	101,941	278	304,512
Units issued	90,460	69,092	34,814	4	8,218
Units redeemed	(304,585)	(247,919)	(26,189)	(49)	(43,640)
Units outstanding at end of period	1,160,813	1,863,494	110,566	233	269,090

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				Legg Mason
				Partners
	Invesco V.I.	Janus Henderson	Lazard Retirement	Clearbridge
	Value	VIT Forty	Series Emerging	Variable Large
	Opportunities	Institutional	Market Equity	Cap Value	Lord Abbet
	Series II*	Shares*	Service Shares*	Class I*	Bond-Debenture*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44,915)	$(26)	$—	$3	$235,367
Net realized gains (losses)	446,042	737	—	37	34,239
Change in unrealized gains (losses)	250,908	(159)	19	88	862,134
Increase (decrease) in net assets from operations	652,035	552	19	128	1,131,740
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	11,824
Benefit payments	(63,656)	—	—	—	(387,838)
Payments on termination	(301,861)	(1,890)	—	—	(1,058,201)
Contract maintenance charge	(7,432)	(6)	(1)	(4)	(31,354)
Transfers among the sub-accounts and with the
Fixed Account - net	(162,655)	(106)	3	(8)	1,042,692
Increase (decrease) in net assets from contract
transactions	(535,604)	(2,002)	2	(12)	(422,877)
INCREASE (DECREASE) IN NET ASSETS	116,431	(1,450)	21	116	708,863
NET ASSETS AT BEGINNING OF PERIOD	2,487,134	1,633	116	474	10,026,397
NET ASSETS AT END OF PERIOD	$2,603,565	$183	$137	$590	$10,735,260

UNITS OUTSTANDING
Units outstanding at beginning of period	158,414	48	3	22	541,665
Units issued	4,440	—	—	—	68,677
Units redeemed	(34,380)	(44)	—	—	(89,793)
Units outstanding at end of period	128,474	4	3	22	520,549

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet	MFS VIT
	Fundamental	Growth	Growth	Mid Cap	Growth
	Equity*	and Income*	Opportunities*	Stock*	Initial Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,496)	$(1,775)	$(73,142)	$(64,489)	$(11,972)
Net realized gains (losses)	36,316	589,895	404,885	262,418	106,739
Change in unrealized gains (losses)	431,353	665,850	1,044,240	1,311,570	161,670
Increase (decrease) in net assets from operations	455,173	1,253,970	1,375,983	1,509,499	256,437
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,344	—	7,979	2,740	—
Benefit payments	(253,975)	(286,954)	(128,014)	(231,951)	(17,947)
Payments on termination	(253,429)	(655,033)	(773,571)	(732,434)	(35,007)
Contract maintenance charge	(4,992)	(20,628)	(12,710)	(20,271)	(450)
Transfers among the sub-accounts and with the
Fixed Account - net	(21,975)	(73,523)	(686,167)	(42,596)	(6,396)
Increase (decrease) in net assets from contract
transactions	(533,027)	(1,036,138)	(1,592,483)	(1,024,512)	(59,800)
INCREASE (DECREASE) IN NET ASSETS	(77,854)	217,832	(216,500)	484,987	196,637
NET ASSETS AT BEGINNING OF PERIOD	2,542,178	6,557,344	4,417,974	7,663,350	728,239
NET ASSETS AT END OF PERIOD	$2,464,324	$6,775,176	$4,201,474	$8,148,337	$924,876

UNITS OUTSTANDING
Units outstanding at beginning of period	118,453	372,556	176,687	455,640	30,241
Units issued	1,164	5,127	1,849	16,657	99
Units redeemed	(23,575)	(57,690)	(53,071)	(70,208)	(2,041)
Units outstanding at end of period	96,042	319,993	125,465	402,089	28,299

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth	High Yield	Investors Trust	Investors Trust	New Discovery
	Service Class*	Initial Class*	Initial Class*	Service Class*	Initial Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(909)	$8,258	$(5,883)	$(1,365)	$(14,884)
Net realized gains (losses)	7,180	(1,868)	69,521	12,457	237,602
Change in unrealized gains (losses)	10,221	17,579	139,825	21,634	143,577
Increase (decrease) in net assets from operations	16,492	23,969	203,463	32,726	366,295
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	325	—	2,455
Benefit payments	—	—	(1,228)	—	(1,890)
Payments on termination	(1,887)	(24,082)	(61,179)	(11,721)	(100,514)
Contract maintenance charge	(25)	(96)	(466)	(40)	(790)
Transfers among the sub-accounts and with the
Fixed Account - net	(914)	(99)	29,485	(123)	(62,630)
Increase (decrease) in net assets from contract
transactions	(2,826)	(24,277)	(33,063)	(11,884)	(163,369)
INCREASE (DECREASE) IN NET ASSETS	13,666	(308)	170,400	20,842	202,926
NET ASSETS AT BEGINNING OF PERIOD	46,887	187,982	707,004	116,202	965,048
NET ASSETS AT END OF PERIOD	$60,553	$187,674	$877,404	$137,044	$1,167,974

UNITS OUTSTANDING
Units outstanding at beginning of period	2,205	9,254	36,443	6,036	29,194
Units issued	5	34	1,464	—	75
Units redeemed	(109)	(1,138)	(2,854)	(517)	(3,832)
Units outstanding at end of period	2,101	8,150	35,053	5,519	25,437

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	MFS VIT
	New Discovery	Research	Research	Bond	Utilities
	Service Class*	Initial Class*	Service Class*	Initial Class*	Initial Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,120)	$(3,228)	$(385)	$18,919	$4,595
Net realized gains (losses)	16,168	67,204	6,260	12,117	20,079
Change in unrealized gains (losses)	8,881	57,263	4,638	43,549	18,541
Increase (decrease) in net assets from operations	23,929	121,239	10,513	74,585	43,215
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	426	—
Benefit payments	—	(14,042)	—	—	—
Payments on termination	(4,773)	(81,847)	(5,847)	(47,815)	(1,294)
Contract maintenance charge	(43)	(141)	(14)	(352)	(36)
Transfers among the sub-accounts and with the
Fixed Account - net	(693)	(3,373)	(19)	(149,269)	(81,633)
Increase (decrease) in net assets from contract
transactions	(5,509)	(99,403)	(5,880)	(197,010)	(82,963)
INCREASE (DECREASE) IN NET ASSETS	18,420	21,836	4,633	(122,425)	(39,748)
NET ASSETS AT BEGINNING OF PERIOD	62,076	434,413	36,063	863,616	234,031
NET ASSETS AT END OF PERIOD	$80,496	$456,249	$40,696	$741,191	$194,283

UNITS OUTSTANDING
Units outstanding at beginning of period	2,720	23,075	1,850	42,517	7,077
Units issued	58	34	—	91	—
Units redeemed	(249)	(4,219)	(249)	(9,067)	(2,329)
Units outstanding at end of period	2,529	18,890	1,601	33,541	4,748

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Morgan Stanley			Morgan Stanley
	MFS VIT	VIF Core Plus	Morgan Stanley	Morgan Stanley	VIF Emerging
	Utilities	Fixed Income	VIF Discovery	VIF Discovery	Markets Debt
	Service Class*	Class I*	Class I*	Class II*	Class II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,750	$4,173	$(241,539)	$(202,668)	$184,976
Net realized gains (losses)	25,024	290	2,459,807	2,306,297	(63,917)
Change in unrealized gains (losses)	51,491	9,882	2,041,668	1,659,615	480,652
Increase (decrease) in net assets from operations	85,265	14,345	4,259,936	3,763,244	601,711
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	6,620	14,862	298
Benefit payments	(200)	—	(201,884)	(243,550)	(64,397)
Payments on termination	(103,384)	(3,875)	(933,154)	(1,562,883)	(583,573)
Contract maintenance charge	(8)	(114)	(2,941)	(44,719)	(13,728)
Transfers among the sub-accounts and with the
Fixed Account - net	(533)	74	(392,062)	(846,931)	(28,897)
Increase (decrease) in net assets from contract
transactions	(104,125)	(3,915)	(1,523,421)	(2,683,221)	(690,297)
INCREASE (DECREASE) IN NET ASSETS	(18,860)	10,430	2,736,515	1,080,023	(88,586)
NET ASSETS AT BEGINNING OF PERIOD	444,825	158,487	11,423,015	10,159,258	5,112,309
NET ASSETS AT END OF PERIOD	$425,965	$168,917	$14,159,530	$11,239,281	$5,023,723

UNITS OUTSTANDING
Units outstanding at beginning of period	14,370	10,097	362,900	354,429	210,739
Units issued	—	5	23,009	19,699	5,528
Units redeemed	(2,893)	(240)	(59,301)	(89,327)	(31,823)
Units outstanding at end of period	11,477	9,862	326,608	284,801	184,444

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Global	VIF Global	VIF Global
	Markets Equity	Markets Equity	Franchise	Infrastructure	Infrastructure
	Class I*	Class II*	Class II*	Class I*	Class II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(66,791)	$(19,768)	$(173,493)	$406,496	$68,907
Net realized gains (losses)	991,126	230,115	2,509,296	875,467	302,645
Change in unrealized gains (losses)	954,623	274,420	3,123,990	5,676,304	1,682,260
Increase (decrease) in net assets from operations	1,878,958	484,767	5,459,793	6,958,267	2,053,812
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	480	21,957	—
Benefit payments	(650,980)	(31,460)	(742,965)	(2,342,441)	(368,475)
Payments on termination	(639,021)	(252,514)	(2,534,605)	(2,522,170)	(461,570)
Contract maintenance charge	(3,616)	(11,622)	(64,352)	(10,641)	(5,384)
Transfers among the sub-accounts and with the
Fixed Account - net	(253,768)	(49,926)	(331,059)	(398,126)	(179,328)
Increase (decrease) in net assets from contract
transactions	(1,547,205)	(345,522)	(3,672,501)	(5,251,421)	(1,014,757)
INCREASE (DECREASE) IN NET ASSETS	331,753	139,245	1,787,292	1,706,846	1,039,055
NET ASSETS AT BEGINNING OF PERIOD	11,441,247	2,923,441	21,327,513	27,866,807	8,388,342
NET ASSETS AT END OF PERIOD	$11,773,000	$3,062,686	$23,114,805	$29,573,653	$9,427,397

UNITS OUTSTANDING
Units outstanding at beginning of period	594,793	93,077	638,646	654,795	502,821
Units issued	13,029	2,278	10,596	9,978	1,952
Units redeemed	(87,678)	(12,477)	(104,218)	(120,338)	(55,850)
Units outstanding at end of period	520,144	82,878	545,024	544,435	448,923

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Morgan Stanley	Morgan Stanley			Morgan Stanley
	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.
	Strategist	Strategist	VIF Growth	VIF Growth	Real Estate
	Class I*	Class II*	Class I*	Class II*	Class I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$205,800	$(1,298)	$(2,552,687)	$(776,849)	$22,708
Net realized gains (losses)	2,114,281	743,593	14,503,312	3,794,858	915,533
Change in unrealized gains (losses)	4,521,937	1,480,721	6,806,687	1,187,853	931,634
Increase (decrease) in net assets from operations	6,842,018	2,223,016	18,757,312	4,205,862	1,869,875
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	688	1,560	28,511	3,690	1,761
Benefit payments	(3,203,419)	(1,208,163)	(9,641,538)	(833,437)	(496,384)
Payments on termination	(2,642,034)	(808,895)	(10,999,801)	(4,458,229)	(596,058)
Contract maintenance charge	(15,625)	(21,495)	(62,864)	(71,568)	(3,015)
Transfers among the sub-accounts and with the
Fixed Account - net	(887,882)	(547,053)	227,861,037	57,172,347	(56,174)
Increase (decrease) in net assets from contract
transactions	(6,748,272)	(2,584,046)	207,185,345	51,812,803	(1,149,870)
INCREASE (DECREASE) IN NET ASSETS	93,746	(361,030)	225,942,657	56,018,665	720,005
NET ASSETS AT BEGINNING OF PERIOD	45,412,176	15,155,089	24,575,862	5,196,704	11,245,226
NET ASSETS AT END OF PERIOD	$45,505,922	$14,794,059	$250,518,519	$61,215,369	$11,965,231

UNITS OUTSTANDING
Units outstanding at beginning of period	3,039,664	1,078,577	841,877	126,114	290,007
Units issued	81,349	7,704	8,000,016	4,561,496	7,510
Units redeemed	(538,842)	(174,043)	(841,406)	(490,771)	(33,780)
Units outstanding at end of period	2,582,171	912,238	8,000,487	4,196,839	263,737

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF U.S.	Morgan Stanley	Morgan Stanley	VIS Multi Cap	VIS Multi Cap
	Real Estate	VIS Income Plus	VIS Income Plus	Growth	Growth
	Class II*	Class X Shares*	Class Y Shares*	Class X Shares*	Class Y Shares*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,604)	$761,961	$613,102	$(958,436)	$(310,288)
Net realized gains (losses)	1,885,307	286,583	215,478	66,679,613	16,487,434
Change in unrealized gains (losses)	1,371,201	3,697,811	4,228,276	(15,032,731)	(3,322,266)
Increase (decrease) in net assets from operations	3,247,904	4,746,355	5,056,856	50,688,446	12,854,880
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,748	25	2,214	700	20
Benefit payments	(411,766)	(3,187,476)	(1,530,536)	(4,174,027)	(681,139)
Payments on termination	(2,367,763)	(2,818,335)	(2,368,441)	(4,046,871)	(1,357,098)
Contract maintenance charge	(63,583)	(12,667)	(55,268)	(20,023)	(6,420)
Transfers among the sub-accounts and with the
Fixed Account - net	(202,365)	528,854	1,041,671	(232,674,761)	(59,730,329)
Increase (decrease) in net assets from contract
transactions	(3,042,729)	(5,489,599)	(2,910,360)	(240,914,982)	(61,774,966)
INCREASE (DECREASE) IN NET ASSETS	205,175	(743,244)	2,146,496	(190,226,536)	(48,920,086)
NET ASSETS AT BEGINNING OF PERIOD	19,934,871	34,949,358	37,936,708	190,226,536	48,920,086
NET ASSETS AT END OF PERIOD	$20,140,046	$34,206,114	$40,083,204	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	593,890	1,006,814	2,189,783	1,643,892	1,571,201
Units issued	22,127	56,907	140,563	9,456	9,917
Units redeemed	(102,779)	(214,876)	(299,761)	(1,653,348)	(1,581,118)
Units outstanding at end of period	513,238	848,845	2,030,585	—	—

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				PIMCO VIT
	Neuberger Berman	Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	AMT Large	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	Cap Value	Cap Growth	Equity Portfolio	Strategy	Markets Bond
	Class I*	Class I*	Class I*	Advisor Class*	Advisor Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$384	$(15)	$(173)	$11,973	$13,459
Net realized gains (losses)	2,013	97	1,456	(71,388)	(2,791)
Change in unrealized gains (losses)	372	20	888	99,710	49,766
Increase (decrease) in net assets from operations	2,769	102	2,171	40,295	60,434
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	—	—	(12,346)	(6,661)
Payments on termination	(87)	—	(152)	(32,857)	(30,726)
Contract maintenance charge	—	—	(12)	(1,581)	(1,810)
Transfers among the sub-accounts and with the
Fixed Account - net	(26,538)	1,362	26,516	9,121	(7,523)
Increase (decrease) in net assets from contract
transactions	(26,625)	1,362	26,352	(37,663)	(46,720)
INCREASE (DECREASE) IN NET ASSETS	(23,856)	1,464	28,523	2,632	13,714
NET ASSETS AT BEGINNING OF PERIOD	23,856	—	—	433,892	486,618
NET ASSETS AT END OF PERIOD	$—	$1,464	$28,523	$436,524	$500,332

UNITS OUTSTANDING
Units outstanding at beginning of period	1,063	—	—	91,103	30,894
Units issued	—	37	2,652	2,319	1,191
Units redeemed	(1,063)	—	(18)	(9,795)	(3,931)
Units outstanding at end of period	—	37	2,634	83,627	28,154

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT	Putnam VT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Diversified
	Institutional	Real Return	Total Return	Institutional	Income
	Class*	Advisor Class*	Advisor Class*	Class*	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1	$(3,177)	$91,521	$27	$283,088
Net realized gains (losses)	6	(8,880)	12,910	36	(447,034)
Change in unrealized gains (losses)	27	213,433	358,567	56	1,505,152
Increase (decrease) in net assets from operations	34	201,376	462,998	119	1,341,206
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,936
Benefit payments	—	(84,676)	(119,221)	—	(368,290)
Payments on termination	—	(263,782)	(686,003)	(1,626)	(1,214,510)
Contract maintenance charge	(3)	(9,716)	(29,197)	(5)	(23,398)
Transfers among the sub-accounts and with the
Fixed Account - net	17	100,101	431,910	164	42,127
Increase (decrease) in net assets from contract
transactions	14	(258,073)	(402,511)	(1,467)	(1,562,135)
INCREASE (DECREASE) IN NET ASSETS	48	(56,697)	60,487	(1,348)	(220,929)
NET ASSETS AT BEGINNING OF PERIOD	643	3,122,957	7,146,671	1,765	14,509,152
NET ASSETS AT END OF PERIOD	$691	$3,066,260	$7,207,158	$417	$14,288,223

UNITS OUTSTANDING
Units outstanding at beginning of period	35	246,073	488,372	102	756,807
Units issued	1	14,546	56,296	9	30,627
Units redeemed	—	(33,639)	(81,704)	(88)	(108,086)
Units outstanding at end of period	36	226,980	462,964	23	679,348

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	George Putnam	Global	Putnam VT	Global
	Equity Income	Balanced	Asset Allocation	Global Equity	Health Care
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$890,897	$(8,803)	$1,071	$(218,630)	$(271,069)
Net realized gains (losses)	17,439,660	3,308,623	564,737	1,392,522	1,084,386
Change in unrealized gains (losses)	18,448,772	4,588,314	1,583,546	2,110,866	4,005,362
Increase (decrease) in net assets from operations	36,779,329	7,888,134	2,149,354	3,284,758	4,818,679
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	68,016	5,247	11,836	4,908	24,346
Benefit payments	(5,038,149)	(1,477,786)	(790,927)	(506,427)	(1,021,749)
Payments on termination	(12,004,131)	(3,295,791)	(778,025)	(1,121,265)	(1,186,208)
Contract maintenance charge	(328,269)	(96,327)	(39,780)	(36,728)	(53,800)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,419,652)	(520,588)	(648,553)	6,701,640	(663,492)
Increase (decrease) in net assets from contract
transactions	(21,722,185)	(5,385,245)	(2,245,449)	5,042,128	(2,900,903)
INCREASE (DECREASE) IN NET ASSETS	15,057,144	2,502,889	(96,095)	8,326,886	1,917,776
NET ASSETS AT BEGINNING OF PERIOD	137,308,212	37,341,164	14,792,177	10,889,665	18,552,014
NET ASSETS AT END OF PERIOD	$152,365,356	$39,844,053	$14,696,082	$19,216,551	$20,469,790

UNITS OUTSTANDING
Units outstanding at beginning of period	5,173,222	2,247,945	755,290	906,640	704,425
Units issued	77,154	92,569	12,140	565,007	8,302
Units redeemed	(757,322)	(375,744)	(114,777)	(173,979)	(107,755)
Units outstanding at end of period	4,493,054	1,964,770	652,653	1,297,668	604,972

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Putnam VT	Putnam VT
	Putnam VT	Government	Growth	Putnam VT	Putnam VT
	Global Utilities	Money Market	Opportunities	High Yield	Income
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$266,703	$(10,580)	$(1,316,683)	$841,639	$734,472
Net realized gains (losses)	(628,937)	—	16,972,746	(260,011)	(51,008)
Change in unrealized gains (losses)	1,199,122	—	12,897,793	1,668,633	3,481,723
Increase (decrease) in net assets from operations	836,888	(10,580)	28,553,856	2,250,261	4,165,187
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	710	14,585	47,524	10,828	39,139
Benefit payments	(79,702)	(2,006,849)	(3,328,801)	(1,007,625)	(1,802,475)
Payments on termination	(182,752)	(4,917,516)	(6,582,964)	(1,663,954)	(3,825,001)
Contract maintenance charge	(7,375)	(124,006)	(222,374)	(49,295)	(108,161)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,227,662)	6,610,252	(3,306,583)	(187,274)	922,890
Increase (decrease) in net assets from contract
transactions	(7,496,781)	(423,534)	(13,393,198)	(2,897,320)	(4,773,608)
INCREASE (DECREASE) IN NET ASSETS	(6,659,893)	(434,114)	15,160,658	(647,059)	(608,421)
NET ASSETS AT BEGINNING OF PERIOD	6,659,893	32,507,726	86,740,878	18,793,784	42,591,610
NET ASSETS AT END OF PERIOD	$—	$32,073,612	$101,901,536	$18,146,725	$41,983,189

UNITS OUTSTANDING
Units outstanding at beginning of period	436,134	3,490,230	7,651,947	813,312	2,450,417
Units issued	6,761	922,252	86,263	14,953	173,574
Units redeemed	(442,895)	(964,108)	(1,062,309)	(130,515)	(424,933)
Units outstanding at end of period	—	3,448,374	6,675,901	697,750	2,199,058

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	International	International	International	Mortgage	Putnam VT
	Equity	Growth	Value	Securities	Multi-Cap Core
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(60,168)	$(110,853)	$107,506	$77,367	$(124,628)
Net realized gains (losses)	(291,889)	1,038,380	39,148	(225,984)	6,118,327
Change in unrealized gains (losses)	9,868,709	719,453	1,176,926	1,198,250	4,932,722
Increase (decrease) in net assets from operations	9,516,652	1,646,980	1,323,580	1,049,633	10,926,421
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	43,374	17,835	5,969	8,740	12,898
Benefit payments	(1,485,185)	(220,470)	(214,666)	(249,335)	(1,581,734)
Payments on termination	(3,593,911)	(435,693)	(886,204)	(922,691)	(2,774,848)
Contract maintenance charge	(103,012)	(28,432)	(21,938)	(20,622)	(88,682)
Transfers among the sub-accounts and with the
Fixed Account - net	(690,392)	(42,002)	(298,114)	8,307	(1,178,681)
Increase (decrease) in net assets from contract
transactions	(5,829,126)	(708,762)	(1,414,953)	(1,175,601)	(5,611,047)
INCREASE (DECREASE) IN NET ASSETS	3,687,526	938,218	(91,373)	(125,968)	5,315,374
NET ASSETS AT BEGINNING OF PERIOD	43,311,246	7,361,497	7,775,007	9,647,014	38,963,966
NET ASSETS AT END OF PERIOD	$46,998,772	$8,299,715	$7,683,634	$9,521,046	$44,279,340

UNITS OUTSTANDING
Units outstanding at beginning of period	3,400,224	603,371	607,987	616,236	2,485,203
Units issued	72,032	30,929	17,126	29,812	13,742
Units redeemed	(467,037)	(78,399)	(120,620)	(107,008)	(315,329)
Units outstanding at end of period	3,005,219	555,901	504,493	539,040	2,183,616

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Putnam VT		Putnam VT	Putnam VT
	Putnam VT	Small Cap	Putnam VT	Sustainable	Sustainable
	Research	Growth	Small Cap Value	Future	Leaders
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(47,370)	$(47,008)	$(211,301)	$(43,644)	$(672,438)
Net realized gains (losses)	4,010,327	365,920	755,124	1,303,363	13,618,008
Change in unrealized gains (losses)	1,276,074	633,502	4,559,709	69,449	7,695,076
Increase (decrease) in net assets from operations	5,239,031	952,414	5,103,532	1,329,168	20,640,646
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,811	600	8,045	806	65,880
Benefit payments	(822,962)	(42,712)	(749,708)	(228,653)	(1,817,361)
Payments on termination	(1,923,726)	(148,999)	(2,060,748)	(288,009)	(5,026,132)
Contract maintenance charge	(44,896)	(10,119)	(39,274)	(14,534)	(200,567)
Transfers among the sub-accounts and with the
Fixed Account - net	(509,672)	10,261	(1,154,688)	(305,028)	(3,362,093)
Increase (decrease) in net assets from contract
transactions	(3,282,445)	(190,969)	(3,996,373)	(835,418)	(10,340,273)
INCREASE (DECREASE) IN NET ASSETS	1,956,586	761,445	1,107,159	493,750	10,300,373
NET ASSETS AT BEGINNING OF PERIOD	17,870,747	2,727,053	24,085,830	5,023,094	63,087,131
NET ASSETS AT END OF PERIOD	$19,827,333	$3,488,498	$25,192,989	$5,516,844	$73,387,504

UNITS OUTSTANDING
Units outstanding at beginning of period	947,190	103,086	903,303	163,949	3,769,434
Units issued	18,084	5,246	22,563	5,945	29,929
Units redeemed	(165,334)	(10,858)	(155,802)	(29,717)	(527,201)
Units outstanding at end of period	799,940	97,474	770,064	140,177	3,272,162

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Templeton
	Developing	Templeton	Templeton	Templeton
	Markets	Foreign	Global Bond	Growth
	VIP Class 2*	VIP Class 2*	VIP Class 2*	VIP Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(42,955)	$25,364	$49,481	$6,102
Net realized gains (losses)	52,025	(223,194)	(2,218)	80,152
Change in unrealized gains (losses)	1,373,811	3,375,702	(43,056)	(28,183)
Increase (decrease) in net assets from operations	1,382,881	3,177,872	4,207	58,071
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,138	40,544	—	—
Benefit payments	(63,630)	(1,177,940)	(18,769)	(6,444)
Payments on termination	(751,484)	(2,477,069)	(25,168)	(61,376)
Contract maintenance charge	(23,031)	(76,049)	(1,263)	(225)
Transfers among the sub-accounts and with the
Fixed Account - net	(170,446)	159,332	8,800	2,041
Increase (decrease) in net assets from contract
transactions	(1,003,453)	(3,531,182)	(36,400)	(66,004)
INCREASE (DECREASE) IN NET ASSETS	379,428	(353,310)	(32,193)	(7,933)
NET ASSETS AT BEGINNING OF PERIOD	6,039,389	31,544,563	885,577	458,403
NET ASSETS AT END OF PERIOD	$6,418,817	$31,191,253	$853,384	$450,470

UNITS OUTSTANDING
Units outstanding at beginning of period	189,876	1,860,561	31,543	21,987
Units issued	9,642	103,049	923	111
Units redeemed	(37,023)	(300,896)	(2,087)	(3,000)
Units outstanding at end of period	162,495	1,662,714	30,379	19,098

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Alliance Bernstein		Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	Alliance Bernstein	VPS International	VPS Large	VPS Small/
	& Income	VPS Growth	Value	Cap Growth	Mid Value
	Class B*	Class B*	Class B*	Class B*	Class B*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(393,758)	$(252,465)	$(41,236)	$(255,693)	$(145,147)
Net realized gains (losses)	6,474,701	2,782,226	(20,907)	2,872,838	1,111,168
Change in unrealized gains (losses)	(8,835,648)	(2,106,171)	(1,583,195)	(2,392,285)	(2,483,558)
Increase (decrease) in net assets from operations	(2,754,705)	423,590	(1,645,338)	224,860	(1,517,537)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,773	15,501	500	75,589	29,175
Benefit payments	(2,111,810)	(683,474)	(144,428)	(497,415)	(311,830)
Payments on termination	(3,468,519)	(1,026,608)	(572,523)	(1,481,293)	(966,931)
Contract maintenance charge	(30,387)	(22,256)	(18,904)	(14,196)	(35,409)
Transfers among the sub-accounts and with the
Fixed Account - net	(79,672)	(266,730)	441,348	(236,267)	(405,503)
Increase (decrease) in net assets from contract
transactions	(5,669,615)	(1,983,567)	(294,007)	(2,153,582)	(1,690,498)
INCREASE (DECREASE) IN NET ASSETS	(8,424,320)	(1,559,977)	(1,939,345)	(1,928,722)	(3,208,035)
NET ASSETS AT BEGINNING OF PERIOD	43,474,627	14,873,717	7,190,038	15,074,847	10,634,729
NET ASSETS AT END OF PERIOD	$35,050,307	$13,313,740	$5,250,693	$13,146,125	$7,426,694

UNITS OUTSTANDING
Units outstanding at beginning of period	1,895,381	774,211	594,592	934,815	271,214
Units issued	31,643	18,760	65,401	36,206	10,192
Units redeemed	(273,301)	(109,025)	(85,420)	(155,844)	(54,336)
Units outstanding at end of period	1,653,723	683,946	574,573	815,177	227,070

(*) See Note 2 for disclosures of changes in sub-accounts and to the name of the Funds during 2019

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

			AST		AST
	Alliance Bernstein	American Century	Academic	AST	Balanced
	VPS Value	VP International	Strategies	Advanced	Asset
	Class B*	Class I*	Asset Allocation	Strategies	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,564)	$(13)	$(62,118)	$(29,943)	$(85,227)
Net realized gains (losses)	30,415	471	295,986	299,453	931,517
Change in unrealized gains (losses)	(116,140)	(1,568)	(555,974)	(390,438)	(1,157,535)
Increase (decrease) in net assets from operations	(90,289)	(1,110)	(322,106)	(120,928)	(311,245)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,010	—	48,209
Benefit payments	(15,609)	—	—	—	(353)
Payments on termination	(28,639)	—	(307,088)	(557,224)	(1,423,626)
Contract maintenance charge	(1,022)	(4)	(11,040)	(9,460)	(32,725)
Transfers among the sub-accounts and with the
Fixed Account - net	(43,378)	(2)	(810,066)	(6,153)	(546,613)
Increase (decrease) in net assets from contract
transactions	(88,648)	(6)	(1,127,184)	(572,837)	(1,955,108)
INCREASE (DECREASE) IN NET ASSETS	(178,937)	(1,116)	(1,449,290)	(693,765)	(2,266,353)
NET ASSETS AT BEGINNING OF PERIOD	614,254	6,764	4,015,244	2,210,529	6,947,330
NET ASSETS AT END OF PERIOD	$435,317	$5,648	$2,565,954	$1,516,764	$4,680,977

UNITS OUTSTANDING
Units outstanding at beginning of period	39,179	320	335,226	139,366	454,135
Units issued	596	—	12,688	10,199	8,892
Units redeemed	(6,315)	—	(109,450)	(48,038)	(134,980)
Units outstanding at end of period	33,460	320	238,464	101,527	328,047
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	AST	AST	AST
	BlackRock	BlackRock	BlackRock/	AST	AST
	Global	Low Duration	Loomis	Bond Portfolio	Bond Portfolio
	Strategies	Bond	Sayles Bond	2019	2022
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(201)	$(1,085)	$(941)	$(5,537)	$(1,910)
Net realized gains (losses)	759	(256)	410	(3,640)	27
Change in unrealized gains (losses)	(233)	816	(955)	4,889	6,453
Increase (decrease) in net assets from operations	325	(525)	(1,486)	(4,288)	4,570
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	(264)	(569)	—	—
Payments on termination	(95,943)	(15,992)	(1,763)	(55,971)	(1,026)
Contract maintenance charge	(6)	(21)	(24)	(35)	—
Transfers among the sub-accounts and with the
Fixed Account - net	95,341	1	(373)	—	287,795
Increase (decrease) in net assets from contract
transactions	(608)	(16,276)	(2,729)	(56,006)	286,769
INCREASE (DECREASE) IN NET ASSETS	(283)	(16,801)	(4,215)	(60,294)	291,339
NET ASSETS AT BEGINNING OF PERIOD	4,105	97,932	75,593	312,631	—
NET ASSETS AT END OF PERIOD	$3,822	$81,131	$71,378	$252,337	$291,339

UNITS OUTSTANDING
Units outstanding at beginning of period	323	8,524	5,365	23,461	—
Units issued	7,688	—	71	—	24,342
Units redeemed	(7,689)	(1,425)	(269)	(4,089)	(87)
Units outstanding at end of period	322	7,099	5,167	19,372	24,255

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

					AST
	AST	AST	AST	AST	Capital Growth
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset
	2023	2024	2026	2027	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,341)	$(723)	$(11,889)	$(1,634)	$(65,115)
Net realized gains (losses)	107	60	(20,677)	(3,666)	639,249
Change in unrealized gains (losses)	1,484	(400)	8,785	1,162	(813,587)
Increase (decrease) in net assets from operations	250	(1,063)	(23,781)	(4,138)	(239,453)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	4,140
Benefit payments	—	—	—	—	—
Payments on termination	—	—	(443,289)	(84,188)	(1,599,835)
Contract maintenance charge	(70)	(35)	(266)	(77)	(12,550)
Transfers among the sub-accounts and with the
Fixed Account - net	59,482	—	249,594	33,399	127,415
Increase (decrease) in net assets from contract
transactions	59,412	(35)	(193,961)	(50,866)	(1,480,830)
INCREASE (DECREASE) IN NET ASSETS	59,662	(1,098)	(217,742)	(55,004)	(1,720,283)
NET ASSETS AT BEGINNING OF PERIOD	56,748	50,090	650,072	109,368	4,984,650
NET ASSETS AT END OF PERIOD	$116,410	$48,992	$432,330	$54,364	$3,264,367

UNITS OUTSTANDING
Units outstanding at beginning of period	5,444	4,960	64,672	10,987	333,941
Units issued	5,929	—	59,908	10,184	40,943
Units redeemed	(8)	(4)	(80,750)	(15,569)	(141,715)
Units outstanding at end of period	11,365	4,956	43,830	5,602	233,169

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

			AST
			Fidelity	AST
	AST	AST	Institutional	Goldman Sachs	AST
	Cohen & Steers	Cohen & Steers	AMSM	Large-Cap	Goldman Sachs
	Global Realty*	Realty	Quantitative	Value*	Multi-Asset
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29)	$(154)	$(17,758)	$(1,277)	$(5,536)
Net realized gains (losses)	211	157	74,497	372	7,488
Change in unrealized gains (losses)	(293)	(636)	(164,543)	(6,926)	(34,254)
Increase (decrease) in net assets from operations	(111)	(633)	(107,804)	(7,831)	(32,302)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	—	—	(840)	—
Payments on termination	(362)	(353)	(93,743)	(43)	(8,744)
Contract maintenance charge	(10)	(10)	(5,130)	(14)	(836)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(112)	(142,599)	—	(13,356)
Increase (decrease) in net assets from contract
transactions	(372)	(475)	(241,472)	(897)	(22,936)
INCREASE (DECREASE) IN NET ASSETS	(483)	(1,108)	(349,276)	(8,728)	(55,238)
NET ASSETS AT BEGINNING OF PERIOD	2,088	10,120	1,298,383	78,899	394,411
NET ASSETS AT END OF PERIOD	$1,605	$9,012	$949,107	$70,171	$339,173

UNITS OUTSTANDING
Units outstanding at beginning of period	151	594	98,360	5,725	29,220
Units issued	—	21	5,942	—	515
Units redeemed	(26)	(49)	(25,260)	(61)	(2,346)
Units outstanding at end of period	125	566	79,042	5,664	27,389

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	AST			AST
	Goldman Sachs	AST		Hotchkis & Wiley	AST
	Small-Cap	Government	AST	Large-Cap	International
	Value	Money Market	High Yield	Value	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(40)	$(1,421)	$(316)	$(16)	$(571)
Net realized gains (losses)	113	—	203	5	1,040
Change in unrealized gains (losses)	(447)	—	(749)	(184)	(7,087)
Increase (decrease) in net assets from operations	(374)	(1,421)	(862)	(195)	(6,618)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	(811,274)	(357)	—	—
Payments on termination	(143)	(124,546)	(79)	—	(987)
Contract maintenance charge	(15)	(41)	(20)	(2)	(26)
Transfers among the sub-accounts and with the
Fixed Account - net	1	811,277	454	1	(1,194)
Increase (decrease) in net assets from contract
transactions	(157)	(124,584)	(2)	(1)	(2,207)
INCREASE (DECREASE) IN NET ASSETS	(531)	(126,005)	(864)	(196)	(8,825)
NET ASSETS AT BEGINNING OF PERIOD	2,591	363,490	27,944	1,277	49,009
NET ASSETS AT END OF PERIOD	$2,060	$237,485	$27,080	$1,081	$40,184

UNITS OUTSTANDING
Units outstanding at beginning of period	106	40,871	1,672	80	4,088
Units issued	—	45,569	27	—	314
Units redeemed	(6)	(58,914)	(27)	—	(489)
Units outstanding at end of period	100	27,526	1,672	80	3,913

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

			AST	AST	AST
	AST	AST	J.P. Morgan	J.P. Morgan	J.P. Morgan
	International	Investment	Global	International	Strategic
	Value	Grade Bond	Thematic	Equity	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(544)	$(32,718)	$(2,907)	$(1,815)	$(35,139)
Net realized gains (losses)	926	22,866	7,170	1,723	197,623
Change in unrealized gains (losses)	(7,602)	18,210	(25,195)	(19,707)	(304,001)
Increase (decrease) in net assets from operations	(7,220)	8,358	(20,932)	(19,799)	(141,517)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,835
Benefit payments	—	—	—	—	—
Payments on termination	(6,543)	(142,107)	(108,111)	(6,500)	(168,426)
Contract maintenance charge	(19)	(19,066)	(983)	(4)	(10,395)
Transfers among the sub-accounts and with the
Fixed Account - net	—	2,606,072	205,803	1	(602,533)
Increase (decrease) in net assets from contract
transactions	(6,562)	2,444,899	96,709	(6,503)	(779,519)
INCREASE (DECREASE) IN NET ASSETS	(13,782)	2,453,257	75,777	(26,302)	(921,036)
NET ASSETS AT BEGINNING OF PERIOD	48,460	1,525,966	150,902	111,122	2,676,829
NET ASSETS AT END OF PERIOD	$34,678	$3,979,223	$226,679	$84,820	$1,755,793

UNITS OUTSTANDING
Units outstanding at beginning of period	4,557	93,877	9,735	9,775	199,774
Units issued	—	195,393	15,016	—	9,668
Units redeemed	(613)	(40,337)	(8,975)	(534)	(71,209)
Units outstanding at end of period	3,944	248,933	15,776	9,241	138,233

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	AST
	Loomis Sayles	AST		AST	AST
	Large-Cap	MFS Global	AST	MFS Growth	Mid-Cap
	Growth	Equity	MFS Growth	Allocation*	Growth*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,720)	$(586)	$(44)	$(3,824)	$(1,415)
Net realized gains (losses)	10,395	4,954	457	2,663	9,333
Change in unrealized gains (losses)	(14,420)	(9,657)	(351)	(17,401)	(12,578)
Increase (decrease) in net assets from operations	(6,745)	(5,289)	62	(18,562)	(4,660)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	(2,521)	(963)	—	—	(519)
Payments on termination	(13,917)	(9,736)	(646)	(8,696)	(22,820)
Contract maintenance charge	(43)	(2)	(10)	(2)	(19)
Transfers among the sub-accounts and with the
Fixed Account - net	(129)	1	(1)	(723)	(645)
Increase (decrease) in net assets from contract
transactions	(16,610)	(10,700)	(657)	(9,421)	(24,003)
INCREASE (DECREASE) IN NET ASSETS	(23,355)	(15,989)	(595)	(27,983)	(28,663)
NET ASSETS AT BEGINNING OF PERIOD	195,270	60,519	4,041	191,495	125,244
NET ASSETS AT END OF PERIOD	$171,915	$44,530	$3,446	$163,512	$96,581

UNITS OUTSTANDING
Units outstanding at beginning of period	9,110	3,222	190	13,743	5,829
Units issued	1	—	—	471	62
Units redeemed	(733)	(574)	(29)	(1,147)	(1,125)
Units outstanding at end of period	8,378	2,648	161	13,067	4,766

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	AST
	Neuberger	AST	AST	AST	AST
	Berman/LSV	Parametric	Preservation	Prudential	QMA
	Mid-Cap	Emerging	Asset	Growth	US Equity
	Value	Markets Equity	Allocation	Allocation	Alpha
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(314)	$(88)	$(73,347)	$(183,614)	$(616)
Net realized gains (losses)	766	48	596,311	1,182,002	5,296
Change in unrealized gains (losses)	(4,578)	(817)	(705,263)	(1,977,070)	(9,245)
Increase (decrease) in net assets from operations	(4,126)	(857)	(182,299)	(978,682)	(4,565)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	6,500	—
Benefit payments	—	—	—	—	(1,204)
Payments on termination	(684)	(338)	(930,609)	(1,415,788)	(5,888)
Contract maintenance charge	(25)	(33)	(23,890)	(73,854)	(11)
Transfers among the sub-accounts and with the
Fixed Account - net	(554)	—	(1,037,095)	(2,309,393)	(1,593)
Increase (decrease) in net assets from contract
transactions	(1,263)	(371)	(1,991,594)	(3,792,535)	(8,696)
INCREASE (DECREASE) IN NET ASSETS	(5,389)	(1,228)	(2,173,893)	(4,771,217)	(13,261)
NET ASSETS AT BEGINNING OF PERIOD	24,902	5,993	6,218,978	13,651,917	59,690
NET ASSETS AT END OF PERIOD	$19,513	$4,765	$4,045,085	$8,880,700	$46,429

UNITS OUTSTANDING
Units outstanding at beginning of period	1,202	576	430,542	984,750	2,885
Units issued	69	—	13,880	50,923	173
Units redeemed	(128)	(34)	(153,244)	(333,433)	(589)
Units outstanding at end of period	1,143	542	291,178	702,240	2,469

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	AST		AST		AST
	AllianzGI	AST	Small-Cap	AST	T. Rowe Price
	World	Small-Cap	Growth	Small-Cap	Asset
	Trends*	Growth	Opportunities	Value	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,371)	$(10)	$(295)	$(417)	$(64,942)
Net realized gains (losses)	199,276	140	938	406	420,075
Change in unrealized gains (losses)	(284,253)	(157)	(3,211)	(6,011)	(606,345)
Increase (decrease) in net assets from operations	(107,348)	(27)	(2,568)	(6,022)	(251,212)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	—	(585)	—	—
Payments on termination	(51,164)	—	(231)	(31)	(580,428)
Contract maintenance charge	(3,349)	(2)	(13)	(9)	(12,670)
Transfers among the sub-accounts and with the
Fixed Account - net	(425,432)	(283)	(659)	(273)	(592,386)
Increase (decrease) in net assets from contract
transactions	(479,945)	(285)	(1,488)	(313)	(1,185,484)
INCREASE (DECREASE) IN NET ASSETS	(587,293)	(312)	(4,056)	(6,335)	(1,436,696)
NET ASSETS AT BEGINNING OF PERIOD	1,403,671	843	24,021	33,613	4,399,125
NET ASSETS AT END OF PERIOD	$816,378	$531	$19,965	$27,278	$2,962,429

UNITS OUTSTANDING
Units outstanding at beginning of period	103,956	38	1,254	1,679	279,563
Units issued	2,616	30	74	37	11,858
Units redeemed	(39,195)	(41)	(145)	(52)	(89,940)
Units outstanding at end of period	67,377	27	1,183	1,664	201,481

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	AST	AST	AST		AST
	T. Rowe Price	T. Rowe Price	T. Rowe Price	AST	WEDGE Capital
	Large-Cap	Large-Cap	Natural	Templeton	Mid-Cap
	Growth	Value*	Resources	Global Bond	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(84)	$(248)	$(573)	$(311)	$(525)
Net realized gains (losses)	312	146	(185)	7	332
Change in unrealized gains (losses)	(20)	(1,855)	(6,497)	444	(6,186)
Increase (decrease) in net assets from operations	208	(1,957)	(7,255)	140	(6,379)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	—	—	—	—
Payments on termination	—	(43)	(3,643)	(1,221)	—
Contract maintenance charge	(8)	(12)	(23)	(11)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(378)	(296)	(604)	(119)	—
Increase (decrease) in net assets from contract
transactions	(386)	(351)	(4,270)	(1,351)	—
INCREASE (DECREASE) IN NET ASSETS	(178)	(2,308)	(11,525)	(1,211)	(6,379)
NET ASSETS AT BEGINNING OF PERIOD	6,737	18,324	45,016	22,828	35,893
NET ASSETS AT END OF PERIOD	$6,559	$16,016	$33,491	$21,617	$29,514

UNITS OUTSTANDING
Units outstanding at beginning of period	255	1,433	4,756	1,981	1,833
Units issued	34	57	143	29	—
Units redeemed	(48)	(83)	(590)	(144)	—
Units outstanding at end of period	241	1,407	4,309	1,866	1,833

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	AST	AST		BNY Mellon
	Wellington	Western Asset	BNY Mellon	Sustainable U.S.	BNY Mellon VIF
	Management	Core Plus	Stock Index	Equity Portfolio,	Government
	Hedged Equity	Bond	Fund, Inc.*	Inc*	Money Market*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,728)	$(278)	$572	$173	$(239)
Net realized gains (losses)	2,269	92	9,212	6,143	—
Change in unrealized gains (losses)	(13,729)	64	(23,980)	(5,536)	—
Increase (decrease) in net assets from operations	(15,188)	(122)	(14,196)	780	(239)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefit payments	—	(751)	(333)	—	(2,007)
Payments on termination	(2,748)	(1,371)	(5,250)	(17,561)	(2,984)
Contract maintenance charge	(392)	(9)	(190)	(7)	(93)
Transfers among the sub-accounts and with the
Fixed Account - net	(12,561)	47,957	(1)	1	(47,333)
Increase (decrease) in net assets from contract
transactions	(15,701)	45,826	(5,774)	(17,567)	(52,417)
INCREASE (DECREASE) IN NET ASSETS	(30,889)	45,704	(19,970)	(16,787)	(52,656)
NET ASSETS AT BEGINNING OF PERIOD	238,310	11,925	243,533	26,331	230,924
NET ASSETS AT END OF PERIOD	$207,421	$57,629	$223,563	$9,544	$178,268

UNITS OUTSTANDING
Units outstanding at beginning of period	19,381	846	9,769	1,352	22,790
Units issued	716	3,612	—	—	2
Units redeemed	(2,076)	(162)	(216)	(847)	(4,754)
Units outstanding at end of period	18,021	4,296	9,553	505	18,038

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	BNY Mellon VIF		DWS		DWS
	Growth and	DWS	Capital Growth	DWS	CROCI®
	Income	Bond VIP	VIP	Core Equity VIP	International VIP
	Initial Shares*	Class A*	Class A*	Class A*	Class A*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(130)	$7,187	$237	$6,780	$626
Net realized gains (losses)	3,165	(1,827)	190,900	177,398	(5,903)
Change in unrealized gains (losses)	(3,874)	(11,767)	(204,989)	(211,241)	(19,218)
Increase (decrease) in net assets from operations	(839)	(6,407)	(13,852)	(27,063)	(24,495)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	5,000	5,650	—	180
Benefit payments	—	(5,017)	(46,184)	(16,384)	(2,915)
Payments on termination	(4,875)	(19,912)	(42,247)	(96,964)	(11,528)
Contract maintenance charge	(33)	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(251)	(4,506)	(115,268)	3,494	(5,819)
Increase (decrease) in net assets from contract
transactions	(5,159)	(24,435)	(198,049)	(109,854)	(20,082)
INCREASE (DECREASE) IN NET ASSETS	(5,998)	(30,842)	(211,901)	(136,917)	(44,577)
NET ASSETS AT BEGINNING OF PERIOD	22,018	202,010	1,422,509	613,285	182,295
NET ASSETS AT END OF PERIOD	$16,020	$171,168	$1,210,608	$476,368	$137,718

UNITS OUTSTANDING
Units outstanding at beginning of period	951	11,611	50,063	24,502	13,600
Units issued	—	307	1,117	1,121	3
Units redeemed	(216)	(1,739)	(7,573)	(5,294)	(1,523)
Units outstanding at end of period	735	10,179	43,607	20,329	12,080

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	DWS	DWS	DWS	DWS	Federated
	Global Income	Global	Government	Small Mid Cap	Government
	Builder VIP	Small Cap VIP	Money Market	Growth VIP	Money
	Class A*	Class A*	VIP Class A*	Class A*	Fund II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$30,785	$(3,306)	$507	$(2,596)	$(5,176)
Net realized gains (losses)	110,214	88,898	—	129,973	—
Change in unrealized gains (losses)	(188,004)	(242,084)	—	(173,456)	—
Increase (decrease) in net assets from operations	(47,005)	(156,492)	507	(46,079)	(5,176)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	5,180	—	240	60
Benefit payments	(11,878)	(31,648)	(56,931)	(69,170)	(67,521)
Payments on termination	(82,675)	(42,890)	(16,127)	(6,969)	(224,754)
Contract maintenance charge	—	—	—	—	(2,622)
Transfers among the sub-accounts and with the
Fixed Account - net	(345,651)	(8,193)	(5,578)	4,993	(104,344)
Increase (decrease) in net assets from contract
transactions	(440,204)	(77,551)	(78,636)	(70,906)	(399,181)
INCREASE (DECREASE) IN NET ASSETS	(487,209)	(234,043)	(78,129)	(116,985)	(404,357)
NET ASSETS AT BEGINNING OF PERIOD	1,006,856	823,742	144,108	405,560	3,046,790
NET ASSETS AT END OF PERIOD	$519,647	$589,699	$65,979	$288,575	$2,642,433

UNITS OUTSTANDING
Units outstanding at beginning of period	54,029	20,135	14,287	16,949	271,327
Units issued	1,016	627	1	611	1,609
Units redeemed	(24,597)	(2,504)	(7,815)	(3,524)	(37,010)
Units outstanding at end of period	30,448	18,258	6,473	14,036	235,926

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Contrafund	Equity-Income	Equity-Income	Freedom 2010
	Initial Class*	Service Class 2*	Initial Class*	Service Class 2*	Service Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,314)	$(349,788)	$4,582	$2,222	$(7,333)
Net realized gains (losses)	442,644	3,688,390	28,593	23,027	164,367
Change in unrealized gains (losses)	(735,837)	(5,343,569)	(88,352)	(71,931)	(330,313)
Increase (decrease) in net assets from operations	(322,507)	(2,004,967)	(55,177)	(46,682)	(173,279)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,675	53,072	180	—	—
Benefit payments	(18,790)	(1,202,652)	(1,086)	(1,501)	(40,859)
Payments on termination	(162,268)	(3,121,036)	(4,782)	(19,907)	(176,954)
Contract maintenance charge	(2,711)	(97,854)	(273)	(177)	(9,157)
Transfers among the sub-accounts and with the
Fixed Account - net	165,180	(423,248)	(14,896)	2,272	(98,763)
Increase (decrease) in net assets from contract
transactions	(8,914)	(4,791,718)	(20,857)	(19,313)	(325,733)
INCREASE (DECREASE) IN NET ASSETS	(331,421)	(6,796,685)	(76,034)	(65,995)	(499,012)
NET ASSETS AT BEGINNING OF PERIOD	4,250,614	30,415,006	587,821	483,112	3,353,939
NET ASSETS AT END OF PERIOD	$3,919,193	$23,618,321	$511,787	$417,117	$2,854,927

UNITS OUTSTANDING
Units outstanding at beginning of period	134,270	1,381,228	24,444	24,180	218,723
Units issued	6,163	47,281	376	136	6,341
Units redeemed	(6,041)	(261,490)	(1,259)	(1,126)	(27,468)
Units outstanding at end of period	134,392	1,167,019	23,561	23,190	197,596

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

				Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government	Government
	Freedom 2020	Freedom 2030	Freedom Income	Money Market	Money Market
	Service Class 2*	Service Class 2*	Service Class 2*	Initial Class*	Service Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,797)	$(11,405)	$(1,882)	$60,324	$(98,327)
Net realized gains (losses)	153,208	203,311	20,263	—	—
Change in unrealized gains (losses)	(381,840)	(280,851)	(49,234)	—	—
Increase (decrease) in net assets from operations	(240,429)	(88,945)	(30,853)	60,324	(98,327)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	100,438	—	7,590	473,088	44,447
Benefit payments	(66,013)	(28,929)	(42,888)	(1,597,270)	(2,339,437)
Payments on termination	(198,632)	(507,967)	(89,997)	(2,609,958)	(2,508,877)
Contract maintenance charge	(13,505)	(4,485)	(4,219)	(13,679)	(88,271)
Transfers among the sub-accounts and with the
Fixed Account - net	185,293	(43,405)	26,668	21,631,816	22,014,266
Increase (decrease) in net assets from contract
transactions	7,581	(584,786)	(102,846)	17,883,997	17,122,128
INCREASE (DECREASE) IN NET ASSETS	(232,848)	(673,731)	(133,699)	17,944,321	17,023,801
NET ASSETS AT BEGINNING OF PERIOD	2,969,502	1,423,774	859,365	18,614,742	29,239,628
NET ASSETS AT END OF PERIOD	$2,736,654	$750,043	$725,666	$36,559,063	$46,263,429

UNITS OUTSTANDING
Units outstanding at beginning of period	189,698	85,345	65,075	1,890,496	3,119,154
Units issued	25,820	13,960	4,972	2,942,504	2,809,821
Units redeemed	(26,187)	(49,276)	(12,868)	(1,127,698)	(1,020,602)
Units outstanding at end of period	189,331	50,029	57,179	3,705,302	4,908,373

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Fidelity VIP		Fidelity VIP
	Growth	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP
	& Income	Growth	Opportunities	Growth	High Income
	Service Class 2*	Initial Class*	Service Class 2*	Service Class 2*	Initial Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(66,023)	$(37,609)	$(25,656)	$(2,040)	$11,139
Net realized gains (losses)	560,053	599,439	165,204	24,908	(8,454)
Change in unrealized gains (losses)	(907,614)	(583,818)	9,885	(23,647)	(14,808)
Increase (decrease) in net assets from operations	(413,584)	(21,988)	149,433	(779)	(12,123)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4,110	—	45	750
Benefit payments	(177,807)	(72,447)	(290,162)	(2,876)	(1,291)
Payments on termination	(461,050)	(256,831)	(34,417)	(11,203)	(117,776)
Contract maintenance charge	(14,418)	(2,582)	(5,798)	(69)	(254)
Transfers among the sub-accounts and with the
Fixed Account - net	(58,399)	212,012	(187,635)	(369)	(45)
Increase (decrease) in net assets from contract
transactions	(711,674)	(115,738)	(518,012)	(14,472)	(118,616)
INCREASE (DECREASE) IN NET ASSETS	(1,125,258)	(137,726)	(368,579)	(15,251)	(130,739)
NET ASSETS AT BEGINNING OF PERIOD	4,608,093	2,960,615	1,588,068	124,573	366,629
NET ASSETS AT END OF PERIOD	$3,482,835	$2,822,889	$1,219,489	$109,322	$235,890

UNITS OUTSTANDING
Units outstanding at beginning of period	207,545	141,171	65,904	6,296	20,459
Units issued	16,232	14,618	6,465	5	211
Units redeemed	(48,243)	(17,217)	(26,554)	(674)	(6,648)
Units outstanding at end of period	175,534	138,572	45,815	5,627	14,022

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

				Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Investment	Investment
	High Income	Index 500	Index 500	Grade Bond	Grade Bond
	Service Class 2*	Initial Class*	Service Class 2*	Initial Class*	Service Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$66,068	$14,390	$(24,806)	$7,893	$5
Net realized gains (losses)	(31,453)	257,521	1,336,142	3,210	2
Change in unrealized gains (losses)	(128,216)	(440,516)	(1,992,626)	(24,224)	(20)
Increase (decrease) in net assets from operations	(93,601)	(168,605)	(681,290)	(13,121)	(13)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	7,270	4,520	150	—
Benefit payments	(94,936)	(107,617)	(159,054)	(95)	—
Payments on termination	(261,668)	(180,787)	(1,590,714)	(42,566)	—
Contract maintenance charge	(3,781)	(1,909)	(34,375)	(475)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(42,845)	(143,719)	(1,694,013)	1,170	13
Increase (decrease) in net assets from contract
transactions	(403,230)	(426,762)	(3,473,636)	(41,816)	10
INCREASE (DECREASE) IN NET ASSETS	(496,831)	(595,367)	(4,154,926)	(54,937)	(3)
NET ASSETS AT BEGINNING OF PERIOD	2,067,330	3,566,528	14,761,025	714,032	583
NET ASSETS AT END OF PERIOD	$1,570,499	$2,971,161	$10,606,099	$659,095	$580

UNITS OUTSTANDING
Units outstanding at beginning of period	116,095	169,467	711,682	35,369	37
Units issued	4,372	1,371	21,266	503	1
Units redeemed	(27,134)	(20,520)	(187,753)	(2,647)	—
Units outstanding at end of period	93,333	150,318	545,195	33,225	38

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

					Franklin
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Franklin	Growth
	Mid Cap	Overseas	Overseas	Flex Cap Growth	and Income
	Service Class 2*	Initial Class*	Service Class 2*	VIP Class 2*	VIP Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(113,522)	$(137)	$(30)	$(20,689)	$150,249
Net realized gains (losses)	991,339	14,823	82	152,517	875,724
Change in unrealized gains (losses)	(2,187,155)	(105,139)	(1,364)	(92,758)	(2,097,046)
Increase (decrease) in net assets from operations	(1,309,338)	(90,453)	(1,312)	39,070	(1,071,073)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	1,900	—	—	43,077
Benefit payments	(216,361)	(148)	—	(107,073)	(608,328)
Payments on termination	(1,053,931)	(45,815)	(387)	(121,361)	(1,896,076)
Contract maintenance charge	(31,687)	(401)	(9)	(4,499)	(67,377)
Transfers among the sub-accounts and with the
Fixed Account - net	(190,098)	(48,166)	19	(86,281)	(130,321)
Increase (decrease) in net assets from contract
transactions	(1,490,577)	(92,630)	(377)	(319,214)	(2,659,025)
INCREASE (DECREASE) IN NET ASSETS	(2,799,915)	(183,083)	(1,689)	(280,144)	(3,730,098)
NET ASSETS AT BEGINNING OF PERIOD	9,582,548	621,686	8,278	1,206,007	19,778,387
NET ASSETS AT END OF PERIOD	$6,782,633	$438,603	$6,589	$925,863	$16,048,289

UNITS OUTSTANDING
Units outstanding at beginning of period	426,390	39,444	427	56,750	720,878
Units issued	13,333	344	1	7,616	19,226
Units redeemed	(82,094)	(7,045)	(26)	(21,557)	(118,122)
Units outstanding at end of period	357,629	32,743	402	42,809	621,982

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

		Franklin	Franklin
	Franklin	Large Cap	Mutual Global	Franklin	Franklin
	Income	Growth	Discovery	Mutual Shares	Small Cap Value
	VIP Class 2*	VIP Class 2*	VIP Class 2*	VIP Class 2*	VIP Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,288,253	$(305,514)	$53,402	$268,428	$(136,708)
Net realized gains (losses)	421,740	2,798,513	31,635	2,414,577	3,004,619
Change in unrealized gains (losses)	(6,655,420)	(2,481,868)	(1,064,693)	(6,657,654)	(5,378,514)
Increase (decrease) in net assets from operations	(3,945,427)	11,131	(979,656)	(3,974,649)	(2,510,603)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	36,692	21,538	—	63,820	34,254
Benefit payments	(2,950,955)	(400,665)	(191,717)	(1,854,139)	(298,727)
Payments on termination	(6,556,593)	(3,577,877)	(1,002,274)	(4,391,660)	(2,496,859)
Contract maintenance charge	(141,466)	(52,799)	(27,420)	(104,654)	(51,313)
Transfers among the sub-accounts and with the
Fixed Account - net	(179,138)	(1,040,431)	(102,996)	(763,787)	(55,804)
Increase (decrease) in net assets from contract
transactions	(9,791,460)	(5,050,234)	(1,324,407)	(7,050,420)	(2,868,449)
INCREASE (DECREASE) IN NET ASSETS	(13,736,887)	(5,039,103)	(2,304,063)	(11,025,069)	(5,379,052)
NET ASSETS AT BEGINNING OF PERIOD	76,305,102	19,755,948	8,997,034	44,538,268	20,043,422
NET ASSETS AT END OF PERIOD	$62,568,215	$14,716,845	$6,692,971	$33,513,199	$14,664,370

UNITS OUTSTANDING
Units outstanding at beginning of period	3,910,986	968,837	477,292	1,933,459	535,481
Units issued	101,940	40,441	9,482	43,358	26,593
Units redeemed	(607,930)	(266,835)	(79,989)	(348,947)	(103,723)
Units outstanding at end of period	3,404,996	742,443	406,785	1,627,870	458,351

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

			Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	Franklin	VIT Large	VIT Mid	VIT Small Cap
	Small-Mid	U.S. Government	Cap Value	Cap Value	Equity Insights
	Cap Growth	Securities	Institutional	Institutional	Institutional
	VIP Class 2*	VIP Class 2*	Shares*	Shares*	Shares*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,006)	$93,360	$(11,311)	$(8,927)	$(49,778)
Net realized gains (losses)	70,999	(192,731)	9,451	228,612	600,366
Change in unrealized gains (losses)	(103,335)	(30,169)	(154,794)	(406,584)	(845,423)
Increase (decrease) in net assets from operations	(43,342)	(129,540)	(156,654)	(186,899)	(294,835)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,500	7,050	—	—	—
Benefit payments	(220)	(557,622)	(275,213)	(343,098)	(163,686)
Payments on termination	(15,898)	(1,163,375)	(159,930)	(158,319)	(510,269)
Contract maintenance charge	(2,509)	(38,133)	(5,610)	(3,989)	(9,896)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,492)	310,230	(97,523)	(103,272)	(104,609)
Increase (decrease) in net assets from contract
transactions	(18,619)	(1,441,850)	(538,276)	(608,678)	(788,460)
INCREASE (DECREASE) IN NET ASSETS	(61,961)	(1,571,390)	(694,930)	(795,577)	(1,083,295)
NET ASSETS AT BEGINNING OF PERIOD	675,105	9,869,759	2,200,019	2,139,003	4,149,275
NET ASSETS AT END OF PERIOD	$613,144	$8,298,369	$1,505,089	$1,343,426	$3,065,980

UNITS OUTSTANDING
Units outstanding at beginning of period	19,086	802,583	122,850	94,412	196,310
Units issued	625	74,186	2,717	174	11,053
Units redeemed	(1,042)	(194,406)	(31,688)	(26,954)	(46,126)
Units outstanding at end of period	18,669	682,363	93,879	67,632	161,237
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

			Invesco		Invesco
	Goldman Sachs	Goldman Sachs	Oppenheimer V.I.	Invesco	Oppenheimer V.I.
	VIT Strategic	VIT U.S.	Capital	Oppenheimer V.I.	Conservative
	Growth	Equity Insights	Appreciation	Capital	Balance
	Institutional	Institutional	Non-Service	Appreciation	Non-Service
	Shares*	Shares*	Shares*	Service Shares*	Shares*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114)	$(20,189)	$(31,302)	$(255,891)	$4,771
Net realized gains (losses)	4,468	691,600	267,224	1,887,691	32,778
Change in unrealized gains (losses)	(4,585)	(884,902)	(426,964)	(2,573,007)	(99,403)
Increase (decrease) in net assets from operations	(231)	(213,491)	(191,042)	(941,207)	(61,854)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	23,375	5,857	3,000
Benefit payments	—	(73,311)	(12,753)	(438,297)	(26,393)
Payments on termination	(222)	(311,938)	(78,707)	(1,508,863)	(54,157)
Contract maintenance charge	(18)	(8,409)	(1,888)	(50,256)	(433)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(125,910)	(71,588)	(271,562)	762
Increase (decrease) in net assets from contract
transactions	(239)	(519,568)	(141,561)	(2,263,121)	(77,221)
INCREASE (DECREASE) IN NET ASSETS	(470)	(733,059)	(332,603)	(3,204,328)	(139,075)
NET ASSETS AT BEGINNING OF PERIOD	9,150	3,583,493	2,921,677	16,464,681	983,373
NET ASSETS AT END OF PERIOD	$8,680	$2,850,434	$2,589,074	$13,260,353	$844,298

UNITS OUTSTANDING
Units outstanding at beginning of period	494	156,384	147,852	672,831	61,755
Units issued	—	8,956	1,672	23,597	255
Units redeemed	(15)	(30,362)	(8,507)	(110,771)	(5,162)
Units outstanding at end of period	479	134,978	141,017	585,657	56,848

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

		Invesco
	Invesco	Oppenheimer V.I.	Invesco	Invesco
	Oppenheimer V.I.	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	Conservative	Cap Growth	Discovery Mid	Global	Oppenheimer V.I.
	Balance	Non-Service	Cap Growth	Non-Service	Global
	Service Shares*	Shares*	Service Shares*	Shares*	Service Shares*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,582	$(9,888)	$(99,162)	$(8,606)	$(63,404)
Net realized gains (losses)	210,777	116,662	1,182,159	282,011	925,717
Change in unrealized gains (losses)	(621,435)	(143,718)	(1,470,524)	(617,484)	(1,894,265)
Increase (decrease) in net assets from operations	(406,076)	(36,944)	(387,527)	(344,079)	(1,031,952)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	962	—	1,465	19,378	20,379
Benefit payments	(248,862)	(21,333)	(53,949)	(2,885)	(79,191)
Payments on termination	(675,962)	(31,083)	(858,348)	(202,624)	(942,022)
Contract maintenance charge	(25,388)	(172)	(22,731)	(1,526)	(25,502)
Transfers among the sub-accounts and with the
Fixed Account - net	(107,159)	(37,658)	(166,186)	112,913	35,109
Increase (decrease) in net assets from contract
transactions	(1,056,409)	(90,246)	(1,099,749)	(74,744)	(991,227)
INCREASE (DECREASE) IN NET ASSETS	(1,462,485)	(127,190)	(1,487,276)	(418,823)	(2,023,179)
NET ASSETS AT BEGINNING OF PERIOD	6,523,761	646,846	5,984,694	2,452,778	7,956,650
NET ASSETS AT END OF PERIOD	$5,061,276	$519,656	$4,497,418	$2,033,955	$5,933,471

UNITS OUTSTANDING
Units outstanding at beginning of period	393,778	48,468	209,781	67,753	212,580
Units issued	10,016	—	3,831	6,826	6,059
Units redeemed	(75,252)	(5,016)	(43,112)	(8,849)	(32,325)
Units outstanding at end of period	328,542	43,452	170,500	65,730	186,314

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Invesco				Invesco
	Oppenheimer V.I.	Invesco	Invesco		Oppenheimer V.I.
	Global	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Main Street
	Strategic Income	Global	Main Street	Oppenheimer V.I.	Small Cap
	Non-Service	Strategic Income	Non-Service	Main Street	Non-Service
	Shares*	Service Shares*	Shares*	Service Shares*	Shares*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$43,255	$894,398	$(4,131)	$(206,717)	$(14,516)
Net realized gains (losses)	(9,863)	(316,884)	142,176	3,843,458	189,321
Change in unrealized gains (losses)	(105,644)	(2,520,856)	(244,520)	(6,008,151)	(314,936)
Increase (decrease) in net assets from operations	(72,252)	(1,943,342)	(106,475)	(2,371,410)	(140,131)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,790	22,588	—	43,198	1,605
Benefit payments	32,816	(713,911)	(14,849)	(744,343)	(2,664)
Payments on termination	(189,514)	(3,259,944)	(135,494)	(3,855,836)	(78,037)
Contract maintenance charge	(506)	(95,621)	(687)	(84,496)	(1,162)
Transfers among the sub-accounts and with the
Fixed Account - net	(57,543)	(176,258)	(17,250)	(254,815)	(24,549)
Increase (decrease) in net assets from contract
transactions	(210,957)	(4,223,146)	(168,280)	(4,896,292)	(104,807)
INCREASE (DECREASE) IN NET ASSETS	(283,209)	(6,166,488)	(274,755)	(7,267,702)	(244,938)
NET ASSETS AT BEGINNING OF PERIOD	1,387,629	33,977,883	1,320,219	29,569,014	1,335,751
NET ASSETS AT END OF PERIOD	$1,104,420	$27,811,395	$1,045,464	$22,301,312	$1,090,813

UNITS OUTSTANDING
Units outstanding at beginning of period	98,337	1,805,862	64,084	1,039,755	30,269
Units issued	4,756	101,502	15	47,146	141
Units redeemed	(26,112)	(334,784)	(7,947)	(220,229)	(2,413)
Units outstanding at end of period	76,981	1,572,580	56,152	866,672	27,997

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

		Invesco
	Invesco	Oppenheimer V.I.	Invesco
	Oppenheimer V.I.	Total Return	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Bond	Total Return	American	American
	Small Cap	Non-Service	Bond	Franchise	Franchise
	Service Shares*	Shares*	Service Shares*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(197,469)	$9,877	$167,991	$(1,145,293)	$(340,920)
Net realized gains (losses)	2,265,153	(14,384)	(336,409)	9,776,257	3,245,167
Change in unrealized gains (losses)	(3,277,112)	(7,169)	(175,638)	(11,314,813)	(3,588,422)
Increase (decrease) in net assets from operations	(1,209,428)	(11,676)	(344,056)	(2,683,849)	(684,175)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,024	1,990	41,575	400,161	8,795
Benefit payments	(500,377)	—	(425,111)	(3,100,468)	(621,966)
Payments on termination	(1,678,696)	(50,571)	(1,403,206)	(5,729,154)	(2,631,489)
Contract maintenance charge	(42,048)	(439)	(40,110)	(39,324)	(38,218)
Transfers among the sub-accounts and with the
Fixed Account - net	(329,063)	3,686	(354,420)	(1,147,287)	(533,488)
Increase (decrease) in net assets from contract
transactions	(2,538,160)	(45,334)	(2,181,272)	(9,616,072)	(3,816,366)
INCREASE (DECREASE) IN NET ASSETS	(3,747,588)	(57,010)	(2,525,328)	(12,299,921)	(4,500,541)
NET ASSETS AT BEGINNING OF PERIOD	13,445,533	497,304	12,290,600	76,637,621	19,663,251
NET ASSETS AT END OF PERIOD	$9,697,945	$440,294	$9,765,272	$64,337,700	$15,162,710

UNITS OUTSTANDING
Units outstanding at beginning of period	328,395	38,168	1,310,547	3,914,946	937,461
Units issued	12,641	1,116	60,519	125,773	18,538
Units redeemed	(71,829)	(4,706)	(300,840)	(581,984)	(182,977)
Units outstanding at end of period	269,207	34,578	1,070,226	3,458,735	773,022

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	American Value	American Value	Comstock	Comstock	Core Equity
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(378,200)	$(255,475)	$44,162	$(253,544)	$(331,624)
Net realized gains (losses)	5,151,381	2,859,202	3,568,643	11,406,800	6,302,786
Change in unrealized gains (losses)	(8,600,431)	(4,721,503)	(6,335,734)	(19,869,093)	(11,846,607)
Increase (decrease) in net assets from operations	(3,827,250)	(2,117,776)	(2,722,929)	(8,715,837)	(5,875,445)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	92,117	40,556	1,038	56,220	334,878
Benefit payments	(1,533,619)	(644,364)	(1,502,086)	(3,037,609)	(2,437,151)
Payments on termination	(2,655,114)	(1,434,511)	(1,819,254)	(8,224,015)	(4,684,747)
Contract maintenance charge	(24,913)	(52,253)	(8,337)	(122,862)	(29,717)
Transfers among the sub-accounts and with the
Fixed Account - net	(502,942)	(485,517)	1,997	(638,070)	(1,247,590)
Increase (decrease) in net assets from contract
transactions	(4,624,471)	(2,576,089)	(3,326,642)	(11,966,336)	(8,064,327)
INCREASE (DECREASE) IN NET ASSETS	(8,451,721)	(4,693,865)	(6,049,571)	(20,682,173)	(13,939,772)
NET ASSETS AT BEGINNING OF PERIOD	32,375,972	18,195,442	23,614,141	75,227,087	63,345,215
NET ASSETS AT END OF PERIOD	$23,924,251	$13,501,577	$17,564,570	$54,544,914	$49,405,443

UNITS OUTSTANDING
Units outstanding at beginning of period	1,258,991	570,004	910,643	2,939,701	2,763,109
Units issued	30,935	25,104	48,230	56,128	80,855
Units redeemed	(206,262)	(103,135)	(176,931)	(517,114)	(417,412)
Units outstanding at end of period	1,083,664	491,973	781,942	2,478,715	2,426,552

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

				Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Diversified	Diversified
	Core Equity	Core Plus Bond	Core Plus Bond	Dividend	Dividend
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(19,885)	$115,043	$1,881	$1,062,749	$85,904
Net realized gains (losses)	103,379	(162,234)	(301)	13,290,693	2,856,669
Change in unrealized gains (losses)	(200,852)	(173,543)	(6,323)	(24,394,107)	(5,400,403)
Increase (decrease) in net assets from operations	(117,358)	(220,734)	(4,743)	(10,040,665)	(2,457,830)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	9,477	—	209,586	50,237
Benefit payments	(105,404)	(468,886)	—	(7,810,534)	(944,339)
Payments on termination	(49,299)	(558,237)	(237)	(7,402,652)	(2,513,093)
Contract maintenance charge	(2,561)	(1,814)	—	(46,171)	(30,901)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,074)	232,014	48	(2,353,595)	(345,058)
Increase (decrease) in net assets from contract
transactions	(159,338)	(787,446)	(189)	(17,403,366)	(3,783,154)
INCREASE (DECREASE) IN NET ASSETS	(276,696)	(1,008,180)	(4,932)	(27,444,031)	(6,240,984)
NET ASSETS AT BEGINNING OF PERIOD	1,179,319	6,081,867	111,199	127,535,775	29,140,317
NET ASSETS AT END OF PERIOD	$902,623	$5,073,687	$106,267	$100,091,744	$22,899,333

UNITS OUTSTANDING
Units outstanding at beginning of period	66,426	386,796	7,963	2,308,762	1,418,006
Units issued	408	32,840	4	24,143	29,659
Units redeemed	(9,551)	(86,490)	(19)	(320,902)	(217,561)
Units outstanding at end of period	57,283	333,146	7,948	2,012,003	1,230,104

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	Global	Global	Government
	and Income	and Income	Core Equity	Core Equity	Money Market
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$151,738	$49,614	$(90,884)	$(112,039)	$4,345
Net realized gains (losses)	1,552,546	1,910,913	970,810	397,633	—
Change in unrealized gains (losses)	(3,831,991)	(4,527,136)	(4,720,287)	(2,235,260)	—
Increase (decrease) in net assets from operations	(2,127,707)	(2,566,609)	(3,840,361)	(1,949,666)	4,345
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	21,052	68,840	43,117	16,679	11,461
Benefit payments	(1,477,569)	(603,176)	(2,027,175)	(427,543)	(72,213)
Payments on termination	(1,320,667)	(3,005,868)	(1,621,637)	(767,716)	(646,160)
Contract maintenance charge	(7,869)	(40,878)	(10,331)	(15,879)	(2,529)
Transfers among the sub-accounts and with the
Fixed Account - net	(412,597)	76,350	(392,450)	(223,359)	848,635
Increase (decrease) in net assets from contract
transactions	(3,197,650)	(3,504,732)	(4,008,476)	(1,417,818)	139,194
INCREASE (DECREASE) IN NET ASSETS	(5,325,357)	(6,071,341)	(7,848,837)	(3,367,484)	143,539
NET ASSETS AT BEGINNING OF PERIOD	22,734,253	25,930,750	26,771,715	12,763,907	3,317,458
NET ASSETS AT END OF PERIOD	$17,408,896	$19,859,409	$18,922,878	$9,396,423	$3,460,997

UNITS OUTSTANDING
Units outstanding at beginning of period	1,044,895	1,125,111	982,203	766,717	303,782
Units issued	41,521	35,180	12,583	13,524	76,137
Units redeemed	(190,689)	(187,795)	(158,484)	(101,100)	(63,648)
Units outstanding at end of period	895,727	972,496	836,302	679,141	316,271

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Securities	Securities	and Income	High Yield
	Series II*	Series I*	Series II*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,104)	$38,506	$178	$5,841	$365,985
Net realized gains (losses)	—	(106,341)	(1,327)	4,207,413	(81,313)
Change in unrealized gains (losses)	—	6,586	(1,325)	(9,301,320)	(764,921)
Increase (decrease) in net assets from operations	(1,104)	(61,249)	(2,474)	(5,088,066)	(480,249)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	23,638	—	30,288	135,516
Benefit payments	(31,665)	(696,665)	—	(1,133,694)	(732,089)
Payments on termination	(2,628)	(399,946)	(12,987)	(4,980,470)	(605,496)
Contract maintenance charge	—	(2,656)	—	(109,941)	(5,110)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(5,733)	33	(324,821)	(117,573)
Increase (decrease) in net assets from contract
transactions	(34,293)	(1,081,362)	(12,954)	(6,518,638)	(1,324,752)
INCREASE (DECREASE) IN NET ASSETS	(35,397)	(1,142,611)	(15,428)	(11,606,704)	(1,805,001)
NET ASSETS AT BEGINNING OF PERIOD	500,925	6,426,463	168,624	40,152,644	11,289,293
NET ASSETS AT END OF PERIOD	$465,528	$5,283,852	$153,196	$28,545,940	$9,484,292

UNITS OUTSTANDING
Units outstanding at beginning of period	55,063	395,004	13,402	1,299,979	593,611
Units issued	3,277	24,899	11	50,253	35,912
Units redeemed	(7,028)	(96,317)	(1,009)	(265,958)	(106,643)
Units outstanding at end of period	51,312	323,586	12,404	1,084,274	522,880

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	International	International	Managed	Managed
	High Yield	Growth	Growth	Volatility	Volatility
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$189,645	$83,282	$507	$11,196	$(96)
Net realized gains (losses)	(67,245)	1,185,518	84,428	130,721	1,548
Change in unrealized gains (losses)	(462,208)	(3,679,766)	(381,943)	(793,165)	(11,995)
Increase (decrease) in net assets from operations	(339,808)	(2,410,966)	(297,008)	(651,248)	(10,543)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,266	162,637	—	40,724	—
Benefit payments	(328,691)	(891,808)	(6,329)	(232,841)	—
Payments on termination	(431,041)	(1,184,193)	(188,977)	(414,574)	(9,683)
Contract maintenance charge	(8,996)	(6,042)	(7,098)	(1,855)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(36,726)	(356,723)	(70,406)	102,703	5
Increase (decrease) in net assets from contract
transactions	(790,188)	(2,276,129)	(272,810)	(505,843)	(9,678)
INCREASE (DECREASE) IN NET ASSETS	(1,129,996)	(4,687,095)	(569,818)	(1,157,091)	(20,221)
NET ASSETS AT BEGINNING OF PERIOD	6,948,115	16,790,855	1,960,288	5,805,113	92,495
NET ASSETS AT END OF PERIOD	$5,818,119	$12,103,760	$1,390,470	$4,648,022	$72,274

UNITS OUTSTANDING
Units outstanding at beginning of period	545,572	721,293	153,727	203,241	3,403
Units issued	14,074	19,819	16,282	9,033	—
Units redeemed	(77,495)	(125,042)	(39,762)	(26,501)	(356)
Units outstanding at end of period	482,151	616,070	130,247	185,773	3,047

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Invesco V.I.
	Core Equity	Core Equity	Growth	Growth	S&P 500 Index
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(83,840)	$(15,725)	$(89,328)	$(122,596)	$(287)
Net realized gains (losses)	1,301,931	145,590	993,673	1,011,001	4,592,327
Change in unrealized gains (losses)	(2,292,222)	(249,831)	(1,261,345)	(1,328,034)	(6,506,370)
Increase (decrease) in net assets from operations	(1,074,131)	(119,966)	(357,000)	(439,629)	(1,914,330)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	18,449	650	722,869
Benefit payments	(264,294)	(4,864)	(157,619)	(175,004)	(1,804,032)
Payments on termination	(468,788)	(123,203)	(715,285)	(602,398)	(2,867,347)
Contract maintenance charge	(2,338)	(835)	(1,944)	(17,375)	(10,393)
Transfers among the sub-accounts and with the
Fixed Account - net	(134,808)	4,237	212,853	91,818	1,023,399
Increase (decrease) in net assets from contract
transactions	(870,048)	(124,665)	(643,546)	(702,309)	(2,935,504)
INCREASE (DECREASE) IN NET ASSETS	(1,944,179)	(244,631)	(1,000,546)	(1,141,938)	(4,849,834)
NET ASSETS AT BEGINNING OF PERIOD	9,222,779	1,038,119	6,412,409	7,137,540	35,211,834
NET ASSETS AT END OF PERIOD	$7,278,600	$793,488	$5,411,863	$5,995,602	$30,362,000

UNITS OUTSTANDING
Units outstanding at beginning of period	361,994	49,373	231,536	282,616	1,490,867
Units issued	6,687	712	20,323	23,090	171,506
Units redeemed	(42,253)	(6,900)	(43,807)	(48,227)	(287,435)
Units outstanding at end of period	326,428	43,185	208,052	257,479	1,374,938

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

				Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Value	Value
	S&P 500 Index	Technology	Technology	Opportunities	Opportunities
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(244,715)	$(42,017)	$(114)	$(67,197)	$(52,626)
Net realized gains (losses)	6,384,018	311,368	500	604,975	321,380
Change in unrealized gains (losses)	(8,843,846)	(282,276)	(506)	(1,751,548)	(898,510)
Increase (decrease) in net assets from operations	(2,704,543)	(12,925)	(120)	(1,213,770)	(629,756)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	21,534	2,002	—	168	15,970
Benefit payments	(1,397,758)	(126,291)	—	(320,149)	(119,889)
Payments on termination	(5,573,093)	(239,260)	(43)	(267,652)	(227,177)
Contract maintenance charge	(73,028)	(1,368)	—	(2,216)	(7,985)
Transfers among the sub-accounts and with the
Fixed Account - net	(512,422)	15,216	(252)	(17,446)	99,047
Increase (decrease) in net assets from contract
transactions	(7,534,767)	(349,701)	(295)	(607,295)	(240,034)
INCREASE (DECREASE) IN NET ASSETS	(10,239,310)	(362,626)	(415)	(1,821,065)	(869,790)
NET ASSETS AT BEGINNING OF PERIOD	50,231,430	2,862,878	6,869	6,547,769	3,356,924
NET ASSETS AT END OF PERIOD	$39,992,120	$2,500,252	$6,454	$4,726,704	$2,487,134

UNITS OUTSTANDING
Units outstanding at beginning of period	2,392,687	114,427	290	336,154	169,430
Units issued	60,487	2,942	—	18,703	9,669
Units redeemed	(410,853)	(15,428)	(12)	(50,345)	(20,685)
Units outstanding at end of period	2,042,321	101,941	278	304,512	158,414

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

			Legg Mason
			Partners
	Janus Henderson	Lazard Retirement	Clearbridge
	VIT Forty	Series Emerging	Variable Large		Lord Abbet
	Institutional	Market Equity	Cap Value	Lord Abbet	Fundamental
	Shares*	Service Shares*	Class I*	Bond-Debenture*	Equity*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(42)	$1	$1	$277,037	$(9,110)
Net realized gains (losses)	4,552	—	36	306,205	486,136
Change in unrealized gains (losses)	(3,468)	(24)	(89)	(1,207,216)	(769,831)
Increase (decrease) in net assets from operations	1,042	(23)	(52)	(623,974)	(292,805)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	18,547	30,970
Benefit payments	—	—	—	(545,964)	(123,748)
Payments on termination	(13,302)	—	—	(1,261,811)	(438,550)
Contract maintenance charge	(6)	(1)	(5)	(35,342)	(6,575)
Transfers among the sub-accounts and with the
Fixed Account - net	(129)	22	24	(112,353)	(91,050)
Increase (decrease) in net assets from contract
transactions	(13,437)	21	19	(1,936,923)	(628,953)
INCREASE (DECREASE) IN NET ASSETS	(12,395)	(2)	(33)	(2,560,897)	(921,758)
NET ASSETS AT BEGINNING OF PERIOD	14,028	118	507	12,587,294	3,463,936
NET ASSETS AT END OF PERIOD	$1,633	$116	$474	$10,026,397	$2,542,178

UNITS OUTSTANDING
Units outstanding at beginning of period	412	2	22	641,400	145,524
Units issued	—	—	1	19,836	5,622
Units redeemed	(364)	1	(1)	(119,571)	(32,693)
Units outstanding at end of period	48	3	22	541,665	118,453

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Lord Abbet	Lord Abbet	Lord Abbet	MFS VIT	MFS VIT
	Growth	Growth	Mid Cap	Growth	Growth
	and Income*	Opportunities*	Stock*	Initial Class*	Service Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(28,173)	$(83,474)	$(108,880)	$(11,459)	$(1,068)
Net realized gains (losses)	976,047	1,123,634	566,004	123,059	15,796
Change in unrealized gains (losses)	(1,661,255)	(1,212,966)	(2,049,892)	(90,117)	(11,933)
Increase (decrease) in net assets from operations	(713,381)	(172,806)	(1,592,768)	21,483	2,795
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	25,235	7,356	8,302	—	—
Benefit payments	(435,181)	(102,972)	(164,196)	(34,843)	(41,782)
Payments on termination	(911,214)	(764,228)	(1,748,791)	(21,348)	(1,375)
Contract maintenance charge	(23,484)	(17,547)	(25,230)	(492)	(24)
Transfers among the sub-accounts and with the
Fixed Account - net	(330,590)	(79,762)	60,435	(57,623)	(2,437)
Increase (decrease) in net assets from contract
transactions	(1,675,234)	(957,153)	(1,869,480)	(114,306)	(45,618)
INCREASE (DECREASE) IN NET ASSETS	(2,388,615)	(1,129,959)	(3,462,248)	(92,823)	(42,823)
NET ASSETS AT BEGINNING OF PERIOD	8,945,959	5,547,933	11,125,598	821,062	89,710
NET ASSETS AT END OF PERIOD	$6,557,344	$4,417,974	$7,663,350	$728,239	$46,887

UNITS OUTSTANDING
Units outstanding at beginning of period	459,829	212,361	553,441	33,955	3,560
Units issued	10,668	6,119	18,302	815	—
Units redeemed	(97,941)	(41,793)	(116,103)	(4,529)	(1,355)
Units outstanding at end of period	372,556	176,687	455,640	30,241	2,205

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	High Yield	Investors Trust	Investors Trust	New Discovery	New Discovery
	Initial Class*	Initial Class*	Service Class*	Initial Class*	Service Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,668	$(6,376)	$(1,456)	$(15,637)	$(1,138)
Net realized gains (losses)	(3,084)	55,997	9,762	228,054	13,543
Change in unrealized gains (losses)	(14,459)	(100,511)	(16,968)	(211,786)	(13,257)
Increase (decrease) in net assets from operations	(8,875)	(50,890)	(8,662)	631	(852)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	75	—	—	1,077	15
Benefit payments	—	(9,383)	—	—	—
Payments on termination	(39,754)	(44,464)	(9,032)	(86,682)	(7,514)
Contract maintenance charge	(115)	(508)	(63)	(787)	(44)
Transfers among the sub-accounts and with the
Fixed Account - net	2,234	630	94	(165,177)	(2,551)
Increase (decrease) in net assets from contract
transactions	(37,560)	(53,725)	(9,001)	(251,569)	(10,094)
INCREASE (DECREASE) IN NET ASSETS	(46,435)	(104,615)	(17,663)	(250,938)	(10,946)
NET ASSETS AT BEGINNING OF PERIOD	234,417	811,619	133,865	1,215,986	73,022
NET ASSETS AT END OF PERIOD	$187,982	$707,004	$116,202	$965,048	$62,076

UNITS OUTSTANDING
Units outstanding at beginning of period	11,044	38,898	6,464	35,359	3,114
Units issued	184	189	5	114	12
Units redeemed	(1,974)	(2,644)	(433)	(6,279)	(406)
Units outstanding at end of period	9,254	36,443	6,036	29,194	2,720

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

			MFS VIT
	MFS VIT	MFS VIT	Total Return	MFS VIT	MFS VIT
	Research	Research	Bond	Utilities	Utilities
	Initial Class*	Service Class*	Initial Class*	Initial Class*	Service Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,790)	$(436)	$18,187	$(718)	$(3,546)
Net realized gains (losses)	69,025	5,205	838	4,749	21,706
Change in unrealized gains (losses)	(89,770)	(7,076)	(38,376)	(4,559)	(20,626)
Increase (decrease) in net assets from operations	(24,535)	(2,307)	(19,351)	(528)	(2,466)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	804	—	—
Benefit payments	(16,756)	—	(94)	(13,043)	(191)
Payments on termination	(21,960)	(704)	(39,935)	(6,058)	(103,476)
Contract maintenance charge	(165)	(13)	(411)	(37)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(16)	(14)	102,498	(2)	261
Increase (decrease) in net assets from contract
transactions	(38,897)	(731)	62,862	(19,140)	(103,409)
INCREASE (DECREASE) IN NET ASSETS	(63,432)	(3,038)	43,511	(19,668)	(105,875)
NET ASSETS AT BEGINNING OF PERIOD	497,845	39,101	820,105	253,699	550,700
NET ASSETS AT END OF PERIOD	$434,413	$36,063	$863,616	$234,031	$444,825

UNITS OUTSTANDING
Units outstanding at beginning of period	24,947	1,884	39,464	7,644	17,368
Units issued	—	—	5,129	—	11
Units redeemed	(1,872)	(34)	(2,076)	(567)	(3,009)
Units outstanding at end of period	23,075	1,850	42,517	7,077	14,370

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF Core Plus	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging
	Fixed Income	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity
	Class I*	Class I*	Class II*	Class II*	Class I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,641	$(210,747)	$(204,508)	$233,272	$(166,607)
Net realized gains (losses)	242	2,958,585	3,173,476	(118,362)	403,310
Change in unrealized gains (losses)	(5,636)	(1,707,554)	(1,711,516)	(642,055)	(3,033,168)
Increase (decrease) in net assets from operations	(3,753)	1,040,284	1,257,452	(527,145)	(2,796,465)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	20,968	11,186	4,163	8,797
Benefit payments	—	(575,823)	(624,100)	(246,036)	(449,031)
Payments on termination	(11,024)	(680,060)	(1,622,525)	(657,060)	(862,425)
Contract maintenance charge	(122)	(2,979)	(46,607)	(15,307)	(4,266)
Transfers among the sub-accounts and with the
Fixed Account - net	455	543,435	(754,058)	66,236	(392,845)
Increase (decrease) in net assets from contract
transactions	(10,691)	(694,459)	(3,036,104)	(848,004)	(1,699,770)
INCREASE (DECREASE) IN NET ASSETS	(14,444)	345,825	(1,778,652)	(1,375,149)	(4,496,235)
NET ASSETS AT BEGINNING OF PERIOD	172,931	11,077,190	11,937,910	6,487,458	15,937,482
NET ASSETS AT END OF PERIOD	$158,487	$11,423,015	$10,159,258	$5,112,309	$11,441,247

UNITS OUTSTANDING
Units outstanding at beginning of period	10,732	383,273	460,693	245,084	676,115
Units issued	31	48,147	19,864	12,532	31,449
Units redeemed	(666)	(68,520)	(126,128)	(46,877)	(112,771)
Units outstanding at end of period	10,097	362,900	354,429	210,739	594,793

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Global	VIF Global	VIF Global	VIF Global
	Markets Equity	Franchise	Infrastructure	Infrastructure	Strategist
	Class II*	Class II*	Class I*	Class II*	Class I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,207)	$(161,605)	$547,836	$102,958	$(142,417)
Net realized gains (losses)	147,357	3,483,244	432,461	146,400	2,803,199
Change in unrealized gains (losses)	(869,072)	(4,010,270)	(3,999,149)	(1,188,862)	(6,583,021)
Increase (decrease) in net assets from operations	(770,922)	(688,631)	(3,018,852)	(939,504)	(3,922,239)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	35,127	25,235	1,550	67,846
Benefit payments	(205,716)	(1,548,990)	(2,896,893)	(314,679)	(3,113,446)
Payments on termination	(478,957)	(2,289,282)	(1,928,715)	(1,039,050)	(2,728,415)
Contract maintenance charge	(13,725)	(69,646)	(11,981)	(5,843)	(17,947)
Transfers among the sub-accounts and with the
Fixed Account - net	(128,148)	(240,789)	(749,410)	(42,224)	(1,369,866)
Increase (decrease) in net assets from contract
transactions	(826,546)	(4,113,580)	(5,561,764)	(1,400,246)	(7,161,828)
INCREASE (DECREASE) IN NET ASSETS	(1,597,468)	(4,802,211)	(8,580,616)	(2,339,750)	(11,084,067)
NET ASSETS AT BEGINNING OF PERIOD	4,520,909	26,129,724	36,447,423	10,728,092	56,496,243
NET ASSETS AT END OF PERIOD	$2,923,441	$21,327,513	$27,866,807	$8,388,342	$45,412,176

UNITS OUTSTANDING
Units outstanding at beginning of period	116,229	753,600	773,201	579,273	3,534,299
Units issued	6,993	9,261	10,653	6,993	67,035
Units redeemed	(30,145)	(124,215)	(129,059)	(83,445)	(561,670)
Units outstanding at end of period	93,077	638,646	654,795	502,821	3,039,664

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.
	Strategist	VIF Growth	VIF Growth	Real Estate	Real Estate
	Class II*	Class I*	Class II*	Class I*	Class II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(127,563)	$(456,498)	$(95,997)	$131,733	$173,982
Net realized gains (losses)	960,403	7,273,049	1,607,262	579,149	1,028,660
Change in unrealized gains (losses)	(2,245,419)	(4,995,083)	(1,173,536)	(1,924,163)	(3,364,524)
Increase (decrease) in net assets from operations	(1,412,579)	1,821,468	337,729	(1,213,281)	(2,161,882)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,404	21,203	650	7,494	28,383
Benefit payments	(818,291)	(754,890)	(111,121)	(338,012)	(483,005)
Payments on termination	(1,157,912)	(2,778,200)	(357,765)	(903,030)	(2,188,023)
Contract maintenance charge	(23,145)	(27,492)	(19,808)	(3,206)	(72,754)
Transfers among the sub-accounts and with the
Fixed Account - net	(611,898)	(471,350)	(175,002)	(514,717)	(221,781)
Increase (decrease) in net assets from contract
transactions	(2,606,842)	(4,010,729)	(663,046)	(1,751,471)	(2,937,180)
INCREASE (DECREASE) IN NET ASSETS	(4,019,421)	(2,189,261)	(325,317)	(2,964,752)	(5,099,062)
NET ASSETS AT BEGINNING OF PERIOD	19,174,510	26,765,123	5,522,021	14,209,978	25,033,933
NET ASSETS AT END OF PERIOD	$15,155,089	$24,575,862	$5,196,704	$11,245,226	$19,934,871

UNITS OUTSTANDING
Units outstanding at beginning of period	1,254,151	977,395	142,276	331,902	675,250
Units issued	16,672	62,690	14,428	7,554	29,229
Units redeemed	(192,246)	(198,208)	(30,590)	(49,449)	(110,589)
Units outstanding at end of period	1,078,577	841,877	126,114	290,007	593,890

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

			Morgan Stanley	Morgan Stanley	Neuberger Berman
	Morgan Stanley	Morgan Stanley	VIS Multi Cap	VIS Multi Cap	AMT Large
	VIS Income Plus	VIS Income Plus	Growth	Growth	Cap Value
	Class X Shares*	Class Y Shares*	Class X Shares*	Class Y Shares*	Class I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$787,721	$618,247	$(2,974,482)	$(978,329)	$(98)
Net realized gains (losses)	832,830	854,660	65,991,282	17,913,994	2,708
Change in unrealized gains (losses)	(3,862,996)	(4,169,998)	(38,893,111)	(10,779,952)	(3,249)
Increase (decrease) in net assets from operations	(2,242,445)	(2,697,091)	24,123,689	6,155,713	(639)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	41,903	34,549	1,924,239	59,723	—
Benefit payments	(2,728,925)	(2,182,110)	(13,014,164)	(1,350,082)	—
Payments on termination	(3,168,530)	(3,785,740)	(12,814,729)	(5,337,545)	(251)
Contract maintenance charge	(14,135)	(59,972)	(61,425)	(60,165)	(11)
Transfers among the sub-accounts and with the
Fixed Account - net	(748,341)	(689,457)	(4,098,647)	(1,855,782)	—
Increase (decrease) in net assets from contract
transactions	(6,618,028)	(6,682,730)	(28,064,726)	(8,543,851)	(262)
INCREASE (DECREASE) IN NET ASSETS	(8,860,473)	(9,379,821)	(3,941,037)	(2,388,138)	(901)
NET ASSETS AT BEGINNING OF PERIOD	43,809,831	47,316,529	194,167,573	51,308,224	24,757
NET ASSETS AT END OF PERIOD	$34,949,358	$37,936,708	$190,226,536	$48,920,086	$23,856

UNITS OUTSTANDING
Units outstanding at beginning of period	1,191,804	2,567,886	1,841,045	1,827,524	1,075
Units issued	27,949	97,813	49,290	23,967	—
Units redeemed	(212,939)	(475,916)	(246,443)	(280,290)	(12)
Units outstanding at end of period	1,006,814	2,189,783	1,643,892	1,571,201	1,063
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

			PIMCO VIT
	PIMCO VIT		International
	Commodity	PIMCO VIT	Bond (U.S.
	RealReturn®	Emerging	Dollar-Hedged)	PIMCO VIT	PIMCO VIT
	Strategy	Markets Bond	Institutional	Real Return	Total Return
	Advisor Class*	Advisor Class*	Class*	Advisor Class*	Advisor Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,617	$12,641	$(1)	$23,397	$60,131
Net realized gains (losses)	(121,394)	(7,665)	3	(29,189)	43,798
Change in unrealized gains (losses)	37,516	(41,454)	1	(132,208)	(301,385)
Increase (decrease) in net assets from operations	(82,261)	(36,478)	3	(138,000)	(197,456)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	15,419	500
Benefit payments	(20,353)	(11,641)	—	(101,528)	(288,649)
Payments on termination	(64,007)	(27,042)	—	(351,420)	(1,298,873)
Contract maintenance charge	(1,793)	(1,889)	(3)	(10,649)	(29,524)
Transfers among the sub-accounts and with the
Fixed Account - net	3,094	22,295	5	37,071	407,357
Increase (decrease) in net assets from contract
transactions	(83,059)	(18,277)	2	(411,107)	(1,209,189)
INCREASE (DECREASE) IN NET ASSETS	(165,320)	(54,755)	5	(549,107)	(1,406,645)
NET ASSETS AT BEGINNING OF PERIOD	599,212	541,373	638	3,672,064	8,553,316
NET ASSETS AT END OF PERIOD	$433,892	$486,618	$643	$3,122,957	$7,146,671

UNITS OUTSTANDING
Units outstanding at beginning of period	106,325	32,164	35	277,692	570,599
Units issued	2,972	4,400	—	14,122	67,206
Units redeemed	(18,194)	(5,670)	—	(45,741)	(149,433)
Units outstanding at end of period	91,103	30,894	35	246,073	488,372

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	PIMCO VIT	Putnam VT		Putnam VT	Putnam VT
	Total Return	Diversified	Putnam VT	George Putnam	Global
	Institutional	Income	Equity Income	Balanced	Asset Allocation
	Class*	Class IB*	Class IB*	Class IB*	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19	$456,536	$(1,223,887)	$(324,548)	$79,585
Net realized gains (losses)	17	(602,791)	13,588,081	1,336,739	1,880,206
Change in unrealized gains (losses)	(75)	(181,675)	(27,146,971)	(2,773,829)	(3,368,032)
Increase (decrease) in net assets from operations	(39)	(327,930)	(14,782,777)	(1,761,638)	(1,408,241)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,556	219,997	14,700	13,524
Benefit payments	—	(664,527)	(5,917,734)	(1,520,944)	(614,735)
Payments on termination	—	(1,091,122)	(12,896,472)	(3,588,609)	(3,357,744)
Contract maintenance charge	(5)	(27,504)	(368,030)	(101,837)	(46,530)
Transfers among the sub-accounts and with the
Fixed Account - net	(64)	(248,322)	(3,221,977)	(116,694)	(3,122)
Increase (decrease) in net assets from contract
transactions	(69)	(2,028,919)	(22,184,216)	(5,313,384)	(4,008,607)
INCREASE (DECREASE) IN NET ASSETS	(108)	(2,356,849)	(36,966,993)	(7,075,022)	(5,416,848)
NET ASSETS AT BEGINNING OF PERIOD	1,873	16,866,001	174,275,205	44,416,186	20,209,025
NET ASSETS AT END OF PERIOD	$1,765	$14,509,152	$137,308,212	$37,341,164	$14,792,177

UNITS OUTSTANDING
Units outstanding at beginning of period	106	858,616	5,922,134	2,547,717	947,796
Units issued	6	33,898	105,986	89,907	50,208
Units redeemed	(10)	(135,707)	(854,898)	(389,679)	(242,714)
Units outstanding at end of period	102	756,807	5,173,222	2,247,945	755,290

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

		Putnam VT		Putnam VT	Putnam VT
	Putnam VT	Global	Putnam VT	Government	Growth
	Global Equity	Health Care	Global Utilities	Money Market	Opportunities
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(140,384)	$(93,504)	$76,291	$(140,448)	$(1,480,064)
Net realized gains (losses)	455,467	3,643,988	292,086	—	10,118,785
Change in unrealized gains (losses)	(2,034,490)	(3,838,858)	(511,310)	—	(6,855,623)
Increase (decrease) in net assets from operations	(1,719,407)	(288,374)	(142,933)	(140,448)	1,783,098
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,700	42,512	15,875	45,654	107,196
Benefit payments	(433,464)	(795,776)	(349,668)	(1,121,638)	(2,441,110)
Payments on termination	(817,450)	(1,226,636)	(393,766)	(6,878,928)	(7,483,354)
Contract maintenance charge	(30,736)	(57,943)	(17,042)	(136,897)	(232,008)
Transfers among the sub-accounts and with the
Fixed Account - net	(194,951)	(500,454)	(106,788)	5,993,525	(3,124,484)
Increase (decrease) in net assets from contract
transactions	(1,463,901)	(2,538,297)	(851,389)	(2,098,284)	(13,173,760)
INCREASE (DECREASE) IN NET ASSETS	(3,183,308)	(2,826,671)	(994,322)	(2,238,732)	(11,390,662)
NET ASSETS AT BEGINNING OF PERIOD	14,072,973	21,378,685	7,654,215	34,746,458	98,131,540
NET ASSETS AT END OF PERIOD	$10,889,665	$18,552,014	$6,659,893	$32,507,726	$86,740,878

UNITS OUTSTANDING
Units outstanding at beginning of period	1,012,563	794,900	489,863	3,714,121	8,721,565
Units issued	19,042	5,654	6,091	1,096,763	123,164
Units redeemed	(124,965)	(96,129)	(59,820)	(1,320,654)	(1,192,782)
Units outstanding at end of period	906,640	704,425	436,134	3,490,230	7,651,947

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

			Putnam VT	Putnam VT	Putnam VT
	Putnam VT	Putnam VT	International	International	International
	High Yield	Income	Equity	Growth	Value
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$929,540	$744,599	$(70,033)	$(133,327)	$66,017
Net realized gains (losses)	(256,533)	(747,634)	159,081	1,211,844	(158,353)
Change in unrealized gains (losses)	(1,804,062)	(634,752)	(11,284,994)	(2,910,466)	(1,745,180)
Increase (decrease) in net assets from operations	(1,131,055)	(637,787)	(11,195,946)	(1,831,949)	(1,837,516)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	24,862	27,284	76,399	16,884	22,958
Benefit payments	(975,456)	(1,532,053)	(1,340,393)	(293,581)	(477,775)
Payments on termination	(1,724,355)	(3,737,487)	(4,211,923)	(628,094)	(466,691)
Contract maintenance charge	(54,706)	(121,249)	(117,692)	(31,897)	(25,905)
Transfers among the sub-accounts and with the
Fixed Account - net	(217,919)	(963,455)	738,731	(313,003)	(253,109)
Increase (decrease) in net assets from contract
transactions	(2,947,574)	(6,326,960)	(4,854,878)	(1,249,691)	(1,200,522)
INCREASE (DECREASE) IN NET ASSETS	(4,078,629)	(6,964,747)	(16,050,824)	(3,081,640)	(3,038,038)
NET ASSETS AT BEGINNING OF PERIOD	22,872,413	49,556,357	59,362,070	10,443,137	10,813,045
NET ASSETS AT END OF PERIOD	$18,793,784	$42,591,610	$43,311,246	$7,361,497	$7,775,007

UNITS OUTSTANDING
Units outstanding at beginning of period	936,025	2,820,409	3,712,308	696,473	686,770
Units issued	17,956	102,187	202,569	21,104	16,802
Units redeemed	(140,669)	(472,179)	(514,653)	(114,206)	(95,585)
Units outstanding at end of period	813,312	2,450,417	3,400,224	603,371	607,987

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Putnam VT			Putnam VT
	Mortgage	Putnam VT	Putnam VT	Small Cap	Putnam VT
	Securities	Multi-Cap Core	Research	Growth	Small Cap Value
	Class IB*	Class IB*	Class IB*	Class IB*	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$152,227	$(147,059)	$(300,144)	$(48,025)	$(346,969)
Net realized gains (losses)	(394,124)	6,750,516	2,052,158	503,639	8,994,006
Change in unrealized gains (losses)	(12,087)	(10,332,999)	(2,810,486)	(930,573)	(15,121,956)
Increase (decrease) in net assets from operations	(253,984)	(3,729,542)	(1,058,472)	(474,959)	(6,474,919)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,118	27,356	14,103	11,368	31,452
Benefit payments	(555,833)	(1,658,921)	(663,546)	(108,019)	(928,290)
Payments on termination	(767,142)	(2,867,204)	(1,733,652)	(194,188)	(2,013,752)
Contract maintenance charge	(23,544)	(98,373)	(50,168)	(10,091)	(45,966)
Transfers among the sub-accounts and with the
Fixed Account - net	(263,552)	(1,022,136)	(840,049)	22,953	(174,911)
Increase (decrease) in net assets from contract
transactions	(1,597,953)	(5,619,278)	(3,273,312)	(277,977)	(3,131,467)
INCREASE (DECREASE) IN NET ASSETS	(1,851,937)	(9,348,820)	(4,331,784)	(752,936)	(9,606,386)
NET ASSETS AT BEGINNING OF PERIOD	11,498,951	48,312,786	22,202,531	3,479,989	33,692,216
NET ASSETS AT END OF PERIOD	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830

UNITS OUTSTANDING
Units outstanding at beginning of period	712,036	2,805,148	1,106,022	111,614	994,703
Units issued	26,106	32,143	15,201	7,314	35,717
Units redeemed	(121,906)	(352,088)	(174,033)	(15,842)	(127,117)
Units outstanding at end of period	616,236	2,485,203	947,190	103,086	903,303

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	Putnam VT	Putnam VT	Templeton
	Sustainable	Sustainable	Developing	Templeton	Templeton
	Future	Leaders	Markets	Foreign	Global Bond
	Class IB*	Class IB*	VIP Class 2*	VIP Class 2*	VIP Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(48,532)	$(1,032,983)	$(60,798)	$391,155	$(14,317)
Net realized gains (losses)	346,525	12,755,947	29,719	48,535	552
Change in unrealized gains (losses)	(622,613)	(13,066,663)	(1,293,261)	(7,036,186)	17,723
Increase (decrease) in net assets from operations	(324,620)	(1,343,699)	(1,324,340)	(6,596,496)	3,958
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,846	100,866	18,680	69,804	—
Benefit payments	(192,495)	(2,039,007)	(190,185)	(1,529,781)	(13,246)
Payments on termination	(283,932)	(4,746,807)	(769,588)	(4,067,104)	(60,174)
Contract maintenance charge	(14,562)	(206,723)	(26,260)	(94,809)	(1,297)
Transfers among the sub-accounts and with the
Fixed Account - net	(191,406)	(2,292,811)	34,443	524,082	(14,742)
Increase (decrease) in net assets from contract
transactions	(680,549)	(9,184,482)	(932,910)	(5,097,808)	(89,459)
INCREASE (DECREASE) IN NET ASSETS	(1,005,169)	(10,528,181)	(2,257,250)	(11,694,304)	(85,501)
NET ASSETS AT BEGINNING OF PERIOD	6,028,263	73,615,312	8,296,639	43,238,867	971,078
NET ASSETS AT END OF PERIOD	$5,023,094	$63,087,131	$6,039,389	$31,544,563	$885,577

UNITS OUTSTANDING
Units outstanding at beginning of period	184,376	4,265,362	215,933	2,122,388	34,872
Units issued	5,738	17,687	13,768	105,785	1,433
Units redeemed	(26,165)	(513,615)	(39,825)	(367,612)	(4,762)
Units outstanding at end of period	163,949	3,769,434	189,876	1,860,561	31,543

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

Templeton
Growth
VIP Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,403
Net realized gains (losses)	70,179
Change in unrealized gains (losses)	(166,624)
Increase (decrease) in net assets from operations	(93,042)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—
Benefit payments	9,366
Payments on termination	(123,895)
Contract maintenance charge	(267)
Transfers among the sub-accounts and with the
Fixed Account - net	(11,411)
Increase (decrease) in net assets from contract
transactions	(126,207)
INCREASE (DECREASE) IN NET ASSETS	(219,249)
NET ASSETS AT BEGINNING OF PERIOD	677,652
NET ASSETS AT END OF PERIOD	$458,403

UNITS OUTSTANDING
Units outstanding at beginning of period	27,157
Units issued	497
Units redeemed	(5,667)
Units outstanding at end of period	21,987

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.
Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alliance Bernstein VPS Growth & Income Class B*	AST AQR Emerging Markets Equity**
Alliance Bernstein VPS Growth Class B*	AST AQR Large-Cap**
Alliance Bernstein VPS International Value Class B*	AST Balanced Asset Allocation
Alliance Bernstein VPS Large Cap Growth Class B*	AST BlackRock Global Strategies
Alliance Bernstein VPS Small/Mid Value Class B*	AST BlackRock Low Duration Bond
Alliance Bernstein VPS Value Class B*	AST BlackRock/Loomis Sayles Bond
American Century VP Balanced Class I*,**	AST Bond Portfolio 2019**
American Century VP International Class I*	AST Bond Portfolio 2020**
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2021**
AST Advanced Strategies	AST Bond Portfolio 2022

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

AST Bond Portfolio 2023	AST Wellington Management Hedged Equity
AST Bond Portfolio 2024	AST Western Asset Core Plus Bond
AST Bond Portfolio 2025**	AST Western Asset Emerging Markets Debt**
AST Bond Portfolio 2026	BNY Mellon Stock Index Fund, Inc.*
AST Bond Portfolio 2027	BNY Mellon Sustainable U.S. Equity Portfolio, Inc*
AST Bond Portfolio 2028**	BNY Mellon VIF Government Money Market*
AST Bond Portfolio 2029	BNY Mellon VIF Growth and Income Initial Shares*
AST Bond Portfolio 2030*,**	DWS Bond VIP Class A*
AST Capital Growth Asset Allocation	DWS Capital Growth VIP Class A*
AST ClearBridge Dividend Growth**	DWS Core Equity VIP Class A*
AST Cohen & Steers Global Realty*	DWS CROCI® International VIP Class A*
AST Cohen & Steers Realty	DWS Global Income Builder VIP Class A*
AST Fidelity Institutional AMSM Quantitative	DWS Global Small Cap VIP Class A*
AST Goldman Sachs Large-Cap Value*	DWS Government Money Market VIP Class A*
AST Goldman Sachs Multi-Asset	DWS Small Mid Cap Growth VIP Class A*
AST Goldman Sachs Small-Cap Value	Federated Government Money Fund II
AST Government Money Market	Fidelity VIP Asset Manager: Growth Service Class 2*,**
AST High Yield	Fidelity VIP Contrafund Initial Class*
AST Hotchkis & Wiley Large-Cap Value	Fidelity VIP Contrafund Service Class 2*
AST International Growth	Fidelity VIP Equity-Income Initial Class*
AST International Value	Fidelity VIP Equity-Income Service Class 2*
AST Investment Grade Bond	Fidelity VIP Freedom 2010 Service Class 2*
AST J.P. Morgan Global Thematic	Fidelity VIP Freedom 2020 Service Class 2*
AST J.P. Morgan International Equity	Fidelity VIP Freedom 2030 Service Class 2*
AST J.P. Morgan Strategic Opportunities	Fidelity VIP Freedom Income Service Class 2*
AST Jennison Large-Cap Growth**	Fidelity VIP Government Money Market Initial Class*
AST Loomis Sayles Large-Cap Growth	Fidelity VIP Government Money Market Service Class 2*
AST MFS Global Equity	Fidelity VIP Growth & Income Service Class 2*
AST MFS Growth	Fidelity VIP Growth Initial Class*
AST MFS Growth Allocation*	Fidelity VIP Growth Opportunities Service Class 2*
AST MFS Large-Cap Value**	Fidelity VIP Growth Service Class 2*
AST Mid-Cap Growth*	Fidelity VIP High Income Initial Class*
AST Neuberger Berman/LSV Mid-Cap Value	Fidelity VIP High Income Service Class 2*
AST Parametric Emerging Markets Equity	Fidelity VIP Index 500 Initial Class*
AST Preservation Asset Allocation	Fidelity VIP Index 500 Service Class 2*
AST Prudential Core Bond**	Fidelity VIP Investment Grade Bond Initial Class*
AST Prudential Growth Allocation	Fidelity VIP Investment Grade Bond Service Class 2*
AST QMA Large-Cap**	Fidelity VIP Mid Cap Service Class 2*
AST QMA US Equity Alpha	Fidelity VIP Overseas Initial Class*
AST Quantitative Modeling**	Fidelity VIP Overseas Service Class 2*
AST AllianzGI World Trends*	Franklin Flex Cap Growth VIP Class 2*
AST Small-Cap Growth	Franklin Growth and Income VIP Class 2*
AST Small-Cap Growth Opportunities	Franklin Income VIP Class 2*
AST Small-Cap Value	Franklin Large Cap Growth VIP Class 2*
AST T. Rowe Price Asset Allocation	Franklin Mutual Global Discovery VIP Class 2*
AST T. Rowe Price Large-Cap Growth	Franklin Mutual Shares VIP Class 2*
AST T. Rowe Price Large-Cap Value*	Franklin Small Cap Value VIP Class 2*
AST T. Rowe Price Natural Resources	Franklin Small-Mid Cap Growth VIP Class 2*
AST Templeton Global Bond	Franklin U.S. Government Securities VIP Class 2*
AST WEDGE Capital Mid-Cap Value	Goldman Sachs VIT International Equity Insights Institutional Shares*,**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Goldman Sachs VIT Large Cap Value Institutional Shares*	Invesco V.I. Managed Volatility Series I*
Goldman Sachs VIT Mid Cap Value Institutional Shares*	Invesco V.I. Managed Volatility Series II*
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares*	Invesco V.I. Mid Cap Core Equity Series I*
Goldman Sachs VIT Strategic Growth Institutional Shares*	Invesco V.I. Mid Cap Core Equity Series II*
Goldman Sachs VIT U.S. Equity Insights Institutional Shares*	Invesco V.I. Mid Cap Growth Series I*
Invesco Oppenheimer V.I. Capital Appreciation Non-Service Shares*	Invesco V.I. Mid Cap Growth Series II*
Invesco Oppenheimer V.I. Capital Appreciation Service Shares*	Invesco V.I. S&P 500 Index Series I*
Invesco Oppenheimer V.I. Conservative Balance Non-Service Shares*	Invesco V.I. S&P 500 Index Series II*
Invesco Oppenheimer V.I. Conservative Balance Service Shares*	Invesco V.I. Technology Series I*
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Non-Service Shares*	Invesco V.I. Technology Series II*
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Service Shares*	Invesco V.I. Value Opportunities Series I*
Invesco Oppenheimer V.I. Global Non-Service Shares*	Invesco V.I. Value Opportunities Series II*
Invesco Oppenheimer V.I. Global Service Shares*	Janus Henderson VIT Forty Institutional Shares*
Invesco Oppenheimer V.I. Global Strategic Income Non-Service Shares*	Janus Henderson VIT Global Research Service Shares*,**
Invesco Oppenheimer V.I. Global Strategic Income Service Shares*	Janus Henderson VIT Overseas Service Shares*,**
Invesco Oppenheimer V.I. International Growth Service Shares*,**	Lazard Retirement Series Emerging Market Equity Service Shares*
Invesco Oppenheimer V.I. Main Street Non-Service Shares*	Legg Mason Partners Clearbridge Variable Large Cap Value Class I*
Invesco Oppenheimer V.I. Main Street Service Shares*	Lord Abbet Bond-Debenture*
Invesco Oppenheimer V.I. Main Street Small Cap Non-Service Shares*	Lord Abbet Fundamental Equity*
Invesco Oppenheimer V.I. Main Street Small Cap Service Shares*	Lord Abbet Growth and Income*
Invesco Oppenheimer V.I. Total Return Bond Non-Service Shares*	Lord Abbet Growth Opportunities*
Invesco Oppenheimer V.I. Total Return Bond Service Shares*	Lord Abbet Mid Cap Stock*
Invesco V.I. American Franchise Series I*	MFS VIT Growth Initial Class*
Invesco V.I. American Franchise Series II*	MFS VIT Growth Service Class*
Invesco V.I. American Value Series I*	MFS VIT High Yield Initial Class*
Invesco V.I. American Value Series II*	MFS VIT Investors Trust Initial Class*
Invesco V.I. Comstock Series I*	MFS VIT Investors Trust Service Class*
Invesco V.I. Comstock Series II*	MFS VIT New Discovery Initial Class*
Invesco V.I. Core Equity Series I*	MFS VIT New Discovery Service Class*
Invesco V.I. Core Equity Series II*	MFS VIT Research Initial Class*
Invesco V.I. Core Plus Bond Series I*	MFS VIT Research Service Class*
Invesco V.I. Core Plus Bond Series II*	MFS VIT Total Return Bond Initial Class*
Invesco V.I. Diversified Dividend Series I*	MFS VIT Utilities Initial Class*
Invesco V.I. Diversified Dividend Series II*	MFS VIT Utilities Service Class*
Invesco V.I. Equity and Income Series I*	Morgan Stanley VIF Core Plus Fixed Income Class I*
Invesco V.I. Equity and Income Series II*	Morgan Stanley VIF Discovery Class I*
Invesco V.I. Global Core Equity Series I*	Morgan Stanley VIF Discovery Class II*
Invesco V.I. Global Core Equity Series II*	Morgan Stanley VIF Emerging Markets Debt Class II*
Invesco V.I. Government Money Market Series I*	Morgan Stanley VIF Emerging Markets Equity Class I*
Invesco V.I. Government Money Market Series II*	Morgan Stanley VIF Emerging Markets Equity Class II*
Invesco V.I. Government Securities Series I*	Morgan Stanley VIF Global Franchise Class II*
Invesco V.I. Government Securities Series II*	Morgan Stanley VIF Global Infrastructure Class I*
Invesco V.I. Growth and Income Series II*	Morgan Stanley VIF Global Infrastructure Class II*
Invesco V.I. High Yield Series I*	Morgan Stanley VIF Global Strategist Class I*
Invesco V.I. High Yield Series II*	Morgan Stanley VIF Global Strategist Class II*
Invesco V.I. International Growth Series I*	Morgan Stanley VIF Growth Class I*
Invesco V.I. International Growth Series II*	Morgan Stanley VIF Growth Class II*

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Morgan Stanley VIF U.S. Real Estate Class I*	ProFund VP Telecommunications**
Morgan Stanley VIF U.S. Real Estate Class II*	ProFund VP Utilities**
Morgan Stanley VIS Income Plus Class X Shares*	Putnam VT Diversified Income Class IB*
Morgan Stanley VIS Income Plus Class Y Shares*	Putnam VT Equity Income Class IB*
Morgan Stanley VIS Multi Cap Growth Class X Shares*	Putnam VT George Putnam Balanced Class IB*
Morgan Stanley VIS Multi Cap Growth Class Y Shares*	Putnam VT Global Asset Allocation Class IB*
Neuberger Berman AMT Guardian Class I*	Putnam VT Global Equity Class IB*
Neuberger Berman AMT Large Cap Value Class I*	Putnam VT Global Health Care Class IB*
Neuberger Berman AMT Mid Cap Growth Class I*	Putnam VT Global Utilities Class IB*
Neuberger Berman AMT Sustainable Equity Portfolio Class I*	Putnam VT Government Money Market Class IB*
PIMCO VIT CommodityRealReturn® Strategy Advisor Class*	Putnam VT Growth Opportunities Class IB*
PIMCO VIT Emerging Markets Bond Advisor Class*	Putnam VT High Yield Class IB*
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class*	Putnam VT Income Class IB*
PIMCO VIT Real Return Advisor Class*	Putnam VT International Equity Class IB*
PIMCO VIT Total Return Advisor Class*	Putnam VT International Growth Class IB*
PIMCO VIT Total Return Institutional Class*	Putnam VT International Value Class IB*
Profund VP Consumer Goods**	Putnam VT Mortgage Securities Class IB*
ProFund VP Consumer Services**	Putnam VT Multi-Cap Core Class IB*
ProFund VP Financials**	Putnam VT Research Class IB*
ProFund VP Health Care**	Putnam VT Small Cap Growth Class IB*
ProFund VP Industrials**	Putnam VT Small Cap Value Class IB*
ProFund VP Large-Cap Growth**	Putnam VT Sustainable Future Class IB*
ProFund VP Large-Cap Value**	Putnam VT Sustainable Leaders Class IB*
ProFund VP Mid-Cap Growth**	Rydex VT NASDAQ-100®*,**
ProFund VP Mid-Cap Value**	Templeton Developing Markets VIP Class 2*
ProFund VP Real Estate**	Templeton Foreign VIP Class 2*
ProFund VP Small-Cap Growth**	Templeton Global Bond VIP Class 2*
ProFund VP Small-Cap Value**	Templeton Growth VIP Class 2*

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2019.
(**) Sub-account was available, but had no net assets as of December 31, 2019.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
Subsequent event - The coronavirus (“COVID-19”) outbreak has had an adverse impact on the market values of fixed income and equity securities, including sub-accounts of Allstate Financial Advisors Separate Account I. Future performance will depend on developments, including the duration and spread of the outbreak and capital market conditions, including the pace of economic recovery. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets or the overall economy are impacted for an extended period, the future investment results of Allstate Financial Advisors Separate Account I may be materially adversely affected.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2019.
The following sub-account was opened during the year ended December 31, 2019:

Date:	Fund Name:
January 2, 2019	AST Bond Portfolio 2030
The following sub-accounts were merged during the year ended December 31, 2019:

Date:	Merged from:	Merged to:
April 26, 2019	Alliance Bernstein VPS Growth Class B	Alliance Bernstein VPS Growth & Income Class B
April 26, 2019	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Large Cap Growth Class B
April 26, 2019	Morgan Stanley VIS Multi Cap Growth Class X Shares	Morgan Stanley VIF Growth Class I
April 26, 2019	Morgan Stanley VIS Multi Cap Growth Class Y Shares	Morgan Stanley VIF Growth Class II
April 29, 2019	AST Goldman Sachs Large-Cap Value	AST T. Rowe Price Large-Cap Value
April 30, 2019	Neuberger Berman AMT Guardian Class I	Neuberger Berman AMT Sustainable Equity Portfolio Class I
April 30, 2019	Neuberger Berman AMT Large Cap Value Class I	Neuberger Berman AMT Sustainable Equity Portfolio Class I
June 14, 2019	Putnam VT Global Utilities Class IB	Putnam VT Global Equity Class IB

The following sub-account changes occurred during the year ended December 31, 2019:

New fund name:	Old fund name:
Alliance Bernstein VPS Growth & Income Class B	AB VPS Growth & Income
Alliance Bernstein VPS Growth Class B	AB VPS Growth
Alliance Bernstein VPS International Value Class B	AB VPS International Value
Alliance Bernstein VPS Large Cap Growth Class B	AB VPS Large Cap Growth
Alliance Bernstein VPS Small/Mid Value Class B	AB VPS Small/Mid Cap Value
Alliance Bernstein VPS Value Class B	AB VPS Value
American Century VP Balanced Class I	American Century VP Balanced
American Century VP International Class I	American Century VP International
AST Cohen & Steers Global Realty	AST Global Real Estate
AST MFS Growth Allocation	AST New Discovery Asset Allocation
AST Mid-Cap Growth	AST Goldman Sachs Mid-Cap Growth
AST AllianzGI World Trends	AST RCM World Trends
BNY Mellon Stock Index Fund, Inc.	Dreyfus Stock Index Fund, Inc. (Initial Shares)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
BNY Mellon VIF Government Money Market	VIF Government Money Market
BNY Mellon VIF Growth and Income Initial Shares	VIF Growth & Income
DWS Bond VIP Class A	DWS Bond VIP (Class A)
DWS Capital Growth VIP Class A	DWS Capital Growth VIP (Class A)
DWS Core Equity VIP Class A	DWS Core Equity VIP (Class A)
DWS CROCI® International VIP Class A	DWS CROCI® International VIP (Class A)
DWS Global Income Builder VIP Class A	DWS Global Income Builder VIP (Class A)
DWS Global Small Cap VIP Class A	DWS Global Small Cap VIP (Class A)
DWS Government Money Market VIP Class A	DWS Government Money Market VIP (Class A)
DWS Small Mid Cap Growth VIP Class A	DWS Small Mid Cap Growth VIP (Class A)
Fidelity VIP Asset Manager: Growth Service Class 2	VIP Asset Manager Growth (Service Class 2)
Fidelity VIP Contrafund Initial Class	VIP Contrafund
Fidelity VIP Contrafund Service Class 2	VIP Contrafund (Service Class 2)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

New fund name:	Old fund name:
Fidelity VIP Equity-Income Initial Class	VIP Equity-Income
Fidelity VIP Equity-Income Service Class 2	VIP Equity-Income (Service Class 2)
Fidelity VIP Freedom 2010 Service Class 2	VIP Freedom 2010 Portfolio (Service Class 2)
Fidelity VIP Freedom 2020 Service Class 2	VIP Freedom 2020 Portfolio (Service Class 2)
Fidelity VIP Freedom 2030 Service Class 2	VIP Freedom 2030 Portfolio (Service Class 2)
Fidelity VIP Freedom Income Service Class 2	VIP Freedom Income Portfolio (Service Class 2)
Fidelity VIP Government Money Market Initial Class	VIP Government Money Market
Fidelity VIP Government Money Market Service Class 2	VIP Government Money Market (Service Class 2)
Fidelity VIP Growth & Income Service Class 2	VIP Growth & Income (Service Class 2)
Fidelity VIP Growth Initial Class	VIP Growth
Fidelity VIP Growth Opportunities Service Class 2	VIP Growth Opportunities (Service Class 2)
Fidelity VIP Growth Service Class 2	VIP Growth (Service Class 2)
Fidelity VIP High Income Initial Class	VIP High Income
Fidelity VIP High Income Service Class 2	VIP High Income (Service Class 2)
Fidelity VIP Index 500 Initial Class	VIP Index 500
Fidelity VIP Index 500 Service Class 2	VIP Index 500 (Service Class 2)
Fidelity VIP Investment Grade Bond Initial Class	VIP Investment Grade Bond
Fidelity VIP Investment Grade Bond Service Class 2	VIP Investment Grade Bond (Service Class 2)
Fidelity VIP Mid Cap Service Class 2	VIP Mid Cap (Service Class 2)
Fidelity VIP Overseas Initial Class	VIP Overseas
Fidelity VIP Overseas Service Class 2	VIP Overseas (Service Class 2)
Franklin Flex Cap Growth VIP Class 2	Franklin Flex Cap Growth VIP (Class 2)
Franklin Growth and Income VIP Class 2	Franklin Growth and Income VIP (Class 2)
Franklin Income VIP Class 2	Franklin Income VIP (Class 2)
Franklin Large Cap Growth VIP Class 2	Franklin Large Cap Growth VIP (Class 2)
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP (Class 2)
Franklin Mutual Shares VIP Class 2	Franklin Mutual Shares VIP (Class 2)
Franklin Small Cap Value VIP Class 2	Franklin Small Cap Value VIP (Class 2)
Franklin Small-Mid Cap Growth VIP Class 2	Franklin Small-Mid Cap Growth VIP (Class 2)
Franklin U.S. Government Securities VIP Class 2	Franklin U.S. Government Securities VIP (Class 2)
Goldman Sachs VIT International Equity Insights Institutional Shares	VIT International Equity Insights
Goldman Sachs VIT Large Cap Value Institutional Shares	VIT Large Cap Value
Goldman Sachs VIT Mid Cap Value Institutional Shares	VIT Mid Cap Value
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	VIT Small Cap Equity Insights
Goldman Sachs VIT Strategic Growth Institutional Shares	VIT Strategic Growth
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	VIT U.S. Equity Insights
Invesco Oppenheimer V.I. Capital Appreciation Non-Service Shares	Oppenheimer Capital Appreciation
Invesco Oppenheimer V.I. Capital Appreciation Service Shares	Oppenheimer Capital Appreciation (SS)
Invesco Oppenheimer V.I. Conservative Balance Non-Service Shares	Oppenheimer Conservative Balanced
Invesco Oppenheimer V.I. Conservative Balance Service Shares	Oppenheimer Conservative Balanced (SS)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Non-Service Shares	Oppenheimer Discovery Mid Cap Growth
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Service Shares	Oppenheimer Discovery Mid Cap Growth (SS)
Invesco Oppenheimer V.I. Global Non-Service Shares	Oppenheimer Global
Invesco Oppenheimer V.I. Global Service Shares	Oppenheimer Global (SS)
Invesco Oppenheimer V.I. Global Strategic Income Non-Service Shares	Oppenheimer Global Strategic Income
Invesco Oppenheimer V.I. Global Strategic Income Service Shares	Oppenheimer Global Strategic Income (SS)
Invesco Oppenheimer V.I. International Growth Service Shares	Oppenheimer International Growth (SS)
Invesco Oppenheimer V.I. Main Street Non-Service Shares	Oppenheimer Main Street
Invesco Oppenheimer V.I. Main Street Service Shares	Oppenheimer Main Street (SS)
Invesco Oppenheimer V.I. Main Street Small Cap Non-Service Shares	Oppenheimer Main Street Small Cap

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

New fund name:	Old fund name:
Invesco Oppenheimer V.I. Main Street Small Cap Service Shares	Oppenheimer Main Street Small Cap (SS)
Invesco Oppenheimer V.I. Total Return Bond Non-Service Shares	Oppenheimer Total Return Bond
Invesco Oppenheimer V.I. Total Return Bond Service Shares	Oppenheimer Total Return Bond (SS)
Invesco V.I. American Franchise Series I	Invesco V.I. American Franchise
Invesco V.I. American Franchise Series II	Invesco V.I. American Franchise II
Invesco V.I. American Value Series I	Invesco V.I. American Value
Invesco V.I. American Value Series II	Invesco V.I. American Value II
Invesco V.I. Comstock Series I	Invesco V.I. Comstock
Invesco V.I. Comstock Series II	Invesco V.I. Comstock II
Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity
Invesco V.I. Core Equity Series II	Invesco V.I. Core Equity II
Invesco V.I. Core Plus Bond Series I	Invesco V.I. Core Plus Bond
Invesco V.I. Core Plus Bond Series II	Invesco V.I. Core Plus Bond II
Invesco V.I. Diversified Dividend Series I	Invesco V.I. Diversified Dividend
Invesco V.I. Diversified Dividend Series II	Invesco V.I. Diversified Dividend II
Invesco V.I. Equity and Income Series I	Invesco V.I. Equity and Income
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income II
Invesco V.I. Global Core Equity Series I	Invesco V.I. Global Core Equity
Invesco V.I. Global Core Equity Series II	Invesco V.I. Global Core Equity II
Invesco V.I. Government Money Market Series I	Invesco V.I. Government Money Market
Invesco V.I. Government Money Market Series II	Invesco V.I. Government Money Market II
Invesco V.I. Government Securities Series I	Invesco V.I. Government Securities
Invesco V.I. Government Securities Series II	Invesco V.I. Government Securities II
Invesco V.I. Growth and Income Series II	Invesco V.I. Growth and Income II
Invesco V.I. High Yield Series I	Invesco V.I. High Yield
Invesco V.I. High Yield Series II	Invesco V.I. High Yield II
Invesco V.I. International Growth Series I	Invesco V.I. International Growth
Invesco V.I. International Growth Series II	Invesco V.I. International Growth II
Invesco V.I. Managed Volatility Series I	Invesco V.I. Managed Volatility
Invesco V.I. Managed Volatility Series II	Invesco V.I. Managed Volatility II
Invesco V.I. Mid Cap Core Equity Series I	Invesco V.I. Mid Cap Core Equity
Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Mid Cap Core Equity II
Invesco V.I. Mid Cap Growth Series I	Invesco V.I. Mid Cap Growth
Invesco V.I. Mid Cap Growth Series II	Invesco V.I. Mid Cap Growth II
Invesco V.I. S&P 500 Index Series I	Invesco V.I. S&P 500 Index
Invesco V.I. S&P 500 Index Series II	Invesco V.I. S&P 500 Index II
Invesco V.I. Technology Series I	Invesco V.I. Technology
Invesco V.I. Technology Series II	Invesco V.I. Technology II
Invesco V.I. Value Opportunities Series I	Invesco V.I. Value Opportunities
Invesco V.I. Value Opportunities Series II	Invesco V.I. Value Opportunities II
Janus Henderson VIT Forty Institutional Shares	Janus Henderson VIT Forty (Institutional Shares)
Janus Henderson VIT Global Research Service Shares	Janus Henderson VIT Global Research (Service Shares)
Janus Henderson VIT Overseas Service Shares	Janus Henderson VIT Overseas (Service Shares)
Lazard Retirement Series Emerging Market Equity Service Shares	Lazard Retirement Emerging Markets Equity
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	ClearBridge Variable Large Cap Value Portfolio I
Lord Abbet Bond-Debenture	Bond-Debenture
Lord Abbet Fundamental Equity	Fundamental Equity
Lord Abbet Growth and Income	Growth and Income
Lord Abbet Growth Opportunities	Growth Opportunities
Lord Abbet Mid Cap Stock	Mid-Cap Stock
MFS VIT Growth Initial Class	MFS Growth
MFS VIT Growth Service Class	MFS Growth (Service Class)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

New fund name:	Old fund name:
MFS VIT High Yield Initial Class	MFS High Yield
MFS VIT Investors Trust Initial Class	MFS Investors Trust
MFS VIT Investors Trust Service Class	MFS Investors Trust (Service Class)
MFS VIT New Discovery Initial Class	MFS New Discovery
MFS VIT New Discovery Service Class	MFS New Discovery Series (Service Class)
MFS VIT Research Initial Class	MFS Research
MFS VIT Research Service Class	MFS Research (Service Class)
MFS VIT Total Return Bond Initial Class	MFS Total Return Bond
MFS VIT Utilities Initial Class	MFS Utilities
MFS VIT Utilities Service Class	MFS Utilities (Service Class)
Morgan Stanley VIF Core Plus Fixed Income Class I	Morgan Stanley VIF Core Plus Fixed Income
Morgan Stanley VIF Discovery Class I	Morgan Stanley VIF Mid Cap Growth
Morgan Stanley VIF Discovery Class II	Morgan Stanley VIF Mid Cap Growth (Class II)
Morgan Stanley VIF Emerging Markets Debt Class II	Morgan Stanley VIF Emerging Markets Debt (Class II)
Morgan Stanley VIF Emerging Markets Equity Class I	Morgan Stanley VIF Emerging Markets Equity
Morgan Stanley VIF Emerging Markets Equity Class II	Morgan Stanley VIF Emerging Markets Equity (Class II)
Morgan Stanley VIF Global Franchise Class II	Morgan Stanley VIF Global Franchise (Class II)
Morgan Stanley VIF Global Infrastructure Class I	Morgan Stanley VIF Global Infrastructure
Morgan Stanley VIF Global Infrastructure Class II	Morgan Stanley VIF Global Infrastructure (Class II)
Morgan Stanley VIF Global Strategist Class I	Morgan Stanley VIF Global Strategist
Morgan Stanley VIF Global Strategist Class II	Morgan Stanley VIF Global Strategist (Class II)
Morgan Stanley VIF Growth Class I	Morgan Stanley VIF Growth
Morgan Stanley VIF Growth Class II	Morgan Stanley VIF Growth (Class II)
Morgan Stanley VIF U.S. Real Estate Class I	Morgan Stanley VIF U.S. Real Estate
Morgan Stanley VIF U.S. Real Estate Class II	Morgan Stanley VIF U.S. Real Estate (Class II)
Morgan Stanley VIS Income Plus Class X Shares	Income Plus
Morgan Stanley VIS Income Plus Class Y Shares	Income Plus (Class Y Shares)
Morgan Stanley VIS Multi Cap Growth Class X Shares	Multi Cap Growth
Morgan Stanley VIS Multi Cap Growth Class Y Shares	Multi Cap Growth (Class Y Shares)
Neuberger Berman AMT Guardian Class I	AMT Guardian
Neuberger Berman AMT Large Cap Value Class I	AMT Large Cap Value
Neuberger Berman AMT Mid Cap Growth Class I	AMT Mid-Cap Growth
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
PIMCO VIT Emerging Markets Bond Advisor Class	PIMCO VIT Emerging Markets Bond (Advisor Shares)
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	PIMCO VIT International Bond (US Dollar-Hedged)
PIMCO VIT Real Return Advisor Class	PIMCO VIT Real Return (Advisor Shares)
PIMCO VIT Total Return Advisor Class	PIMCO VIT Total Return (Advisor Shares)
PIMCO VIT Total Return Institutional Class	PIMCO VIT Total Return
Putnam VT Diversified Income Class IB	VT Diversified Income
Putnam VT Equity Income Class IB	VT Equity Income
Putnam VT George Putnam Balanced Class IB	VT George Putnam Balanced
Putnam VT Global Asset Allocation Class IB	VT Global Asset Allocation
Putnam VT Global Equity Class IB	VT Global Equity
Putnam VT Global Health Care Class IB	VT Global Health Care
Putnam VT Global Utilities Class IB	VT Global Utilities
Putnam VT Government Money Market Class IB	VT Government Money Market
Putnam VT Growth Opportunities Class IB	VT Growth Opportunities
Putnam VT High Yield Class IB	VT High Yield
Putnam VT Income Class IB	VT Income
Putnam VT International Equity Class IB	VT International Equity

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

New fund name:	Old fund name:
Putnam VT International Growth Class IB	VT International Growth
Putnam VT International Value Class IB	VT International Value
Putnam VT Mortgage Securities Class IB	VT Mortgage Securities
Putnam VT Multi-Cap Core Class IB	VT Multi-Cap Core
Putnam VT Research Class IB	VT Research
Putnam VT Small Cap Growth Class IB	VT Small Cap Growth
Putnam VT Small Cap Value Class IB	VT Small Cap Value
Putnam VT Sustainable Future Class IB	VT Sustainable Future
Putnam VT Sustainable Leaders Class IB	VT Sustainable Leaders
Rydex VT NASDAQ-100®	Rydex NASDAQ-100
Templeton Developing Markets VIP Class 2	Templeton Developing Markets VIP (Class 2)
Templeton Foreign VIP Class 2	Templeton Foreign VIP (Class 2)
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP (Class 2)
Templeton Growth VIP Class 2	Templeton Growth VIP (Class 2)

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2018.

The following sub-account was opened during the year ended December 31, 2018:

Date:	Fund Name:
January 3, 2018	AST Bond Portfolio 2029

The following sub-account was merged during the year ended December 31, 2018:

Date:	Merged from:	Merged to:
September 14, 2018	AST Lord Abbett Core Fixed Income	AST Western Asset Core Plus Bond

The following sub-accounts were closed during the year ended December 31, 2018:

Date:	Fund name:
December 31, 2018	AST Bond Portfolio 2018
October 19, 2018	European Equity
October 19, 2018	European Equity (Class Y Shares)
October 19, 2018	Limited Duration
October 19, 2018	Limited Duration (Class Y Shares)

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2019. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum.The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.
5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. These amounts are included in "Payments on termination" in the Statement of Changes in Net Assets, but are remitted to Allstate. The Preferred Client Variable Annuity does not assess a withdrawal charge.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2019 was as follows:
Purchases

Alliance Bernstein VPS Growth & Income Class B*	$5,669,588
Alliance Bernstein VPS Growth Class B*	3,290,887
Alliance Bernstein VPS International Value Class B*	350,916
Alliance Bernstein VPS Large Cap Growth Class B*	19,923,211
Alliance Bernstein VPS Small/Mid Value Class B*	1,045,111
Alliance Bernstein VPS Value Class B*	46,256
American Century VP International Class I*	388
AST Academic Strategies Asset Allocation	488,759
AST Advanced Strategies	123,516
AST Balanced Asset Allocation	71,700
AST BlackRock/Loomis Sayles Bond	655
AST Bond Portfolio 2022	253,478
AST Bond Portfolio 2026	1,722
AST Bond Portfolio 2029	37,135
AST Capital Growth Asset Allocation	73,570
AST Cohen & Steers Realty	356
AST Fidelity Institutional AMSM Quantitative	174,350
AST Goldman Sachs Multi-Asset	15,364
AST Government Money Market	1,781,719
AST International Growth	2,221
AST Investment Grade Bond	853,345
AST J.P. Morgan Global Thematic	9,440
AST J.P. Morgan Strategic Opportunities	460,224
AST Loomis Sayles Large-Cap Growth	17
AST MFS Growth Allocation*	3,564
AST Mid-Cap Growth*	1,169
AST Neuberger Berman/LSV Mid-Cap Value	1,157
AST Preservation Asset Allocation	508,334
AST Prudential Growth Allocation	2,295,037

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases

AST QMA US Equity Alpha	$1,967
AST AllianzGI World Trends*	121,371
AST Small-Cap Growth	453
AST Small-Cap Growth Opportunities	1,168
AST Small-Cap Value	750
AST T. Rowe Price Asset Allocation	537,582
AST T. Rowe Price Large-Cap Growth	662
AST T. Rowe Price Large-Cap Value*	80,626
AST T. Rowe Price Natural Resources	1,478
AST Templeton Global Bond	368
AST Wellington Management Hedged Equity	6,480
BNY Mellon Stock Index Fund, Inc.*	16,897
BNY Mellon Sustainable U.S. Equity Portfolio, Inc*	520
BNY Mellon VIF Government Money Market*	3,480
BNY Mellon VIF Growth and Income Initial Shares*	2,203
DWS Bond VIP Class A*	6,407
DWS Capital Growth VIP Class A*	333,018
DWS Core Equity VIP Class A*	76,980
DWS CROCI® International VIP Class A*	4,409
DWS Global Income Builder VIP Class A*	49,758
DWS Global Small Cap VIP Class A*	34,685
DWS Government Money Market VIP Class A*	3,837
DWS Small Mid Cap Growth VIP Class A*	40,030
Federated Government Money Fund II	51,125
Fidelity VIP Contrafund Initial Class*	516,805
Fidelity VIP Contrafund Service Class 2*	3,552,575
Fidelity VIP Equity-Income Initial Class*	47,120
Fidelity VIP Equity-Income Service Class 2*	40,743
Fidelity VIP Freedom 2010 Service Class 2*	598,083
Fidelity VIP Freedom 2020 Service Class 2*	384,644
Fidelity VIP Freedom 2030 Service Class 2*	41,241
Fidelity VIP Freedom Income Service Class 2*	86,651
Fidelity VIP Government Money Market Initial Class*	4,457,366
Fidelity VIP Government Money Market Service Class 2*	6,432,796
Fidelity VIP Growth & Income Service Class 2*	512,109
Fidelity VIP Growth Initial Class*	242,566
Fidelity VIP Growth Opportunities Service Class 2*	853,201
Fidelity VIP Growth Service Class 2*	7,835
Fidelity VIP High Income Initial Class*	13,662
Fidelity VIP High Income Service Class 2*	129,890
Fidelity VIP Index 500 Initial Class*	129,140
Fidelity VIP Index 500 Service Class 2*	695,427
Fidelity VIP Investment Grade Bond Initial Class*	22,100
Fidelity VIP Investment Grade Bond Service Class 2*	26
Fidelity VIP Mid Cap Service Class 2*	1,176,752
Fidelity VIP Overseas Initial Class*	38,052
Fidelity VIP Overseas Service Class 2*	358
Franklin Flex Cap Growth VIP Class 2*	72,079
Franklin Growth and Income VIP Class 2*	1,440,307

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases

Franklin Income VIP Class 2*	$7,574,793
Franklin Large Cap Growth VIP Class 2*	2,629,393
Franklin Mutual Global Discovery VIP Class 2*	869,426
Franklin Mutual Shares VIP Class 2*	4,828,892
Franklin Small Cap Value VIP Class 2*	3,392,913
Franklin Small-Mid Cap Growth VIP Class 2*	227,135
Franklin U.S. Government Securities VIP Class 2*	855,880
Goldman Sachs VIT Large Cap Value Institutional Shares*	100,464
Goldman Sachs VIT Mid Cap Value Institutional Shares*	121,669
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares*	125,750
Goldman Sachs VIT U.S. Equity Insights Institutional Shares*	341,428
Invesco Oppenheimer V.I. Capital Appreciation Non-Service Shares*	316,323
Invesco Oppenheimer V.I. Capital Appreciation Service Shares*	1,651,940
Invesco Oppenheimer V.I. Conservative Balance Non-Service Shares*	42,918
Invesco Oppenheimer V.I. Conservative Balance Service Shares*	280,465
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Non-Service Shares*	81,356
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Service Shares*	797,795
Invesco Oppenheimer V.I. Global Non-Service Shares*	362,290
Invesco Oppenheimer V.I. Global Service Shares*	1,208,752
Invesco Oppenheimer V.I. Global Strategic Income Non-Service Shares*	64,616
Invesco Oppenheimer V.I. Global Strategic Income Service Shares*	2,128,521
Invesco Oppenheimer V.I. Main Street Non-Service Shares*	191,819
Invesco Oppenheimer V.I. Main Street Service Shares*	4,519,378
Invesco Oppenheimer V.I. Main Street Small Cap Non-Service Shares*	134,114
Invesco Oppenheimer V.I. Main Street Small Cap Service Shares*	1,301,679
Invesco Oppenheimer V.I. Total Return Bond Non-Service Shares*	21,811
Invesco Oppenheimer V.I. Total Return Bond Service Shares*	1,452,811
Invesco V.I. American Franchise Series I*	12,491,648
Invesco V.I. American Franchise Series II*	2,700,909
Invesco V.I. American Value Series I*	2,554,142
Invesco V.I. American Value Series II*	1,359,036
Invesco V.I. Comstock Series I*	3,604,643
Invesco V.I. Comstock Series II*	9,078,229
Invesco V.I. Core Equity Series I*	7,676,042
Invesco V.I. Core Equity Series II*	169,856
Invesco V.I. Core Plus Bond Series I*	845,991
Invesco V.I. Core Plus Bond Series II*	247,595
Invesco V.I. Diversified Dividend Series I*	10,301,292
Invesco V.I. Diversified Dividend Series II*	2,187,043
Invesco V.I. Equity and Income Series I*	2,131,890
Invesco V.I. Equity and Income Series II*	2,156,559
Invesco V.I. Global Core Equity Series I*	1,959,576
Invesco V.I. Global Core Equity Series II*	1,028,152
Invesco V.I. Government Money Market Series I*	1,739,381
Invesco V.I. Government Money Market Series II*	94,289
Invesco V.I. Government Securities Series I*	375,407
Invesco V.I. Government Securities Series II*	70,447
Invesco V.I. Growth and Income Series II*	4,120,433
Invesco V.I. High Yield Series I*	1,009,320
Invesco V.I. High Yield Series II*	533,038

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases

Invesco V.I. International Growth Series I*	$1,366,344
Invesco V.I. International Growth Series II*	156,798
Invesco V.I. Managed Volatility Series I*	571,555
Invesco V.I. Managed Volatility Series II*	3,435
Invesco V.I. Mid Cap Core Equity Series I*	952,762
Invesco V.I. Mid Cap Core Equity Series II*	91,302
Invesco V.I. Mid Cap Growth Series I*	1,092,533
Invesco V.I. Mid Cap Growth Series II*	1,454,934
Invesco V.I. S&P 500 Index Series I*	5,957,908
Invesco V.I. S&P 500 Index Series II*	6,522,012
Invesco V.I. Technology Series I*	1,317,292
Invesco V.I. Technology Series II*	791
Invesco V.I. Value Opportunities Series I*	1,242,634
Invesco V.I. Value Opportunities Series II*	611,126
Janus Henderson VIT Forty Institutional Shares*	160
Lazard Retirement Series Emerging Market Equity Service Shares*	4
Lord Abbet Bond-Debenture*	1,779,582
Lord Abbet Fundamental Equity*	119,181
Lord Abbet Growth and Income*	640,078
Lord Abbet Growth Opportunities*	449,357
Lord Abbet Mid Cap Stock*	525,009
MFS VIT Growth Initial Class*	77,863
MFS VIT Growth Service Class*	5,204
MFS VIT High Yield Initial Class*	11,363
MFS VIT Investors Trust Initial Class*	84,258
MFS VIT Investors Trust Service Class*	8,117
MFS VIT New Discovery Initial Class*	207,618
MFS VIT New Discovery Service Class*	15,832
MFS VIT Research Initial Class*	47,392
MFS VIT Research Service Class*	4,091
MFS VIT Total Return Bond Initial Class*	31,090
MFS VIT Utilities Initial Class*	7,856
MFS VIT Utilities Service Class*	16,489
Morgan Stanley VIF Core Plus Fixed Income Class I*	6,792
Morgan Stanley VIF Discovery Class I*	2,999,666
Morgan Stanley VIF Emerging Markets Debt Class II*	418,184
Morgan Stanley VIF Emerging Markets Equity Class I*	1,193,753
Morgan Stanley VIF Emerging Markets Equity Class II*	313,031
Morgan Stanley VIF Global Franchise Class II*	3,657,647
Morgan Stanley VIF Global Infrastructure Class I*	2,614,712
Morgan Stanley VIF Global Infrastructure Class II*	666,445
Morgan Stanley VIF Global Strategist Class I*	3,943,949
Morgan Stanley VIF Global Strategist Class II*	1,043,638
Morgan Stanley VIF Growth Class I*	248,770,456
Morgan Stanley VIF Growth Class II*	63,756,242
Morgan Stanley VIF U.S. Real Estate Class I*	1,007,796
Morgan Stanley VIF U.S. Real Estate Class II*	1,937,348
Morgan Stanley VIS Income Plus Class X Shares*	3,268,994
Morgan Stanley VIS Income Plus Class Y Shares*	3,931,732
Morgan Stanley VIS Multi Cap Growth Class X Shares*	81,584,170
Morgan Stanley VIS Multi Cap Growth Class Y Shares*	22,148,515

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases

Neuberger Berman AMT Large Cap Value Class I*	$6,129
Neuberger Berman AMT Mid Cap Growth Class I*	1,459
Neuberger Berman AMT Sustainable Equity Portfolio Class I*	28,110
PIMCO VIT CommodityRealReturn® Strategy Advisor Class*	31,088
PIMCO VIT Emerging Markets Bond Advisor Class*	41,820
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class*	35
PIMCO VIT Real Return Advisor Class*	239,513
PIMCO VIT Total Return Advisor Class*	1,055,679
PIMCO VIT Total Return Institutional Class*	220
Putnam VT Diversified Income Class IB*	1,085,036
Putnam VT Equity Income Class IB*	17,859,295
Putnam VT George Putnam Balanced Class IB*	4,109,342
Putnam VT Global Asset Allocation Class IB*	910,739
Putnam VT Global Equity Class IB*	8,423,915
Putnam VT Global Health Care Class IB*	1,132,716
Putnam VT Global Utilities Class IB*	2,916,461
Putnam VT Government Money Market Class IB*	9,119,753
Putnam VT Growth Opportunities Class IB*	14,578,644
Putnam VT High Yield Class IB*	1,487,220
Putnam VT Income Class IB*	4,719,803
Putnam VT International Equity Class IB*	1,664,717
Putnam VT International Growth Class IB*	1,198,302
Putnam VT International Value Class IB*	885,065
Putnam VT Mortgage Securities Class IB*	670,441
Putnam VT Multi-Cap Core Class IB*	5,147,773
Putnam VT Research Class IB*	2,750,505
Putnam VT Small Cap Growth Class IB*	553,392
Putnam VT Small Cap Value Class IB*	3,567,867
Putnam VT Sustainable Future Class IB*	1,510,042
Putnam VT Sustainable Leaders Class IB*	11,182,032
Templeton Developing Markets VIP Class 2*	399,966
Templeton Foreign VIP Class 2*	2,744,696
Templeton Global Bond VIP Class 2*	85,219
Templeton Growth VIP Class 2*	101,016

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2019.
7. Financial Highlights
Allstate offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

**
Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Growth & Income Class B
2019	1,477	$26.22	-	34.57	$38,043	1.02%	0.70	-	2.59%	20.43	-	22.75%
2018	1,654	21.77	-	28.16	35,050	0.73	0.70	-	2.59	(8.28)	-	(6.51)
2017	1,895	23.74	-	30.12	43,475	1.22	0.70	-	2.59	15.55	-	17.77
2016	2,154	20.55	-	25.57	42,440	0.77	0.70	-	2.59	8.20	-	10.30
2015	2,554	18.99	-	23.19	46,289	1.16	0.70	-	2.59	(1.20)	-	0.72

Alliance Bernstein VPS Growth Class B (sub-account merged on April 26, 2019)
2019	—	22.33	-	33.30	—	—	0.70	-	2.59	21.01	-	21.74
2018	684	18.34	-	27.52	13,314	—	0.70	-	2.59	1.09	-	3.04
2017	774	17.80	-	27.22	14,874	—	0.70	-	2.59	30.70	-	33.21
2016	923	13.36	-	20.83	13,602	—	0.70	-	2.59	(1.75)	-	0.15
2015	1,079	13.34	-	21.20	16,122	—	0.70	-	2.59	6.00	-	8.06

Alliance Bernstein VPS International Value Class B
2019	513	9.22	-	11.19	5,379	0.79	1.29	-	2.59	13.79	-	15.29
2018	575	8.10	-	9.71	5,251	1.09	1.29	-	2.59	(24.97)	-	(23.98)
2017	595	10.79	-	12.77	7,190	1.82	1.29	-	2.59	21.88	-	23.49
2016	784	8.86	-	10.34	7,726	1.03	1.29	-	2.59	(3.36)	-	(2.07)
2015	859	9.16	-	10.56	8,689	2.17	1.29	-	2.59	(0.25)	-	1.08

Alliance Bernstein VPS Large Cap Growth Class B
2019	1,359	24.61	-	34.36	31,261	—	0.70	-	2.59	30.91	-	33.43
2018	815	18.44	-	26.25	13,146	—	0.70	-	2.59	(0.32)	-	1.61
2017	935	18.15	-	26.33	15,075	—	0.70	-	2.59	28.29	-	30.76
2016	1,099	13.88	-	20.52	13,723	—	0.70	-	2.59	(0.29)	-	1.64
2015	1,229	13.66	-	20.58	15,251	—	0.70	-	2.59	7.98	-	10.08

Alliance Bernstein VPS Small/Mid Value Class B
2019	194	33.25	-	41.45	7,463	0.32	1.29	-	2.59	16.82	-	18.36
2018	227	28.46	-	35.02	7,427	0.22	1.29	-	2.59	(17.49)	-	(16.39)
2017	271	34.49	-	41.89	10,635	0.24	1.29	-	2.59	9.95	-	11.40
2016	305	31.37	-	37.60	10,817	0.34	1.29	-	2.59	21.57	-	23.19
2015	354	25.81	-	30.53	10,247	0.53	1.29	-	2.59	(8.14)	-	(6.91)

Alliance Bernstein VPS Value Class B (sub-account merged on April 26, 2019)
2019	—	13.09	-	15.75	—	1.20	1.29	-	2.59	12.31	-	12.78
2018	33	11.65	-	13.96	435	0.99	1.29	-	2.59	(17.54)	-	(16.44)
2017	39	14.13	-	16.71	614	1.17	1.29	-	2.59	10.38	-	11.84
2016	48	12.80	-	14.94	682	1.33	1.29	-	2.59	8.42	-	9.86
2015	55	11.81	-	13.60	717	1.84	1.29	-	2.59	(9.57)	-	(8.37)

American Century VP International Class I
2019	< 1	22.33	-	22.33	7	0.86	1.45	-	1.45	26.57	-	26.57
2018	< 1	17.64	-	17.64	6	1.26	1.45	-	1.45	(16.45)	-	(16.45)
2017	< 1	21.12	-	21.12	7	0.87	1.45	-	1.45	29.32	-	29.32
2016	< 1	16.33	-	16.33	5	1.03	1.45	-	1.45	(6.86)	-	(6.86)
2015	< 1	17.53	-	17.53	6	0.38	1.45	-	1.45	(0.69)	-	(0.69)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Academic Strategies Asset Allocation
2019	196	$11.20	-	13.37	$2,324	—%	1.15	-	2.60%	13.11	-	14.73%
2018	238	9.90	-	11.65	2,566	—	1.15	-	2.60	(10.48)	-	(9.19)
2017	335	11.06	-	12.83	4,015	—	1.15	-	2.60	9.74	-	11.31
2016	376	10.08	-	11.53	4,094	—	1.15	-	2.60	3.64	-	5.13
2015	419	9.72	-	10.97	4,369	—	1.15	-	2.60	(5.67)	-	(4.32)

AST Advanced Strategies
2019	83	15.74	-	18.80	1,432	—	1.15	-	2.60	18.77	-	20.47
2018	102	13.26	-	15.60	1,517	—	1.15	-	2.60	(8.29)	-	(6.96)
2017	139	14.45	-	16.77	2,211	—	1.15	-	2.60	13.97	-	15.60
2016	159	12.68	-	14.51	2,193	—	1.15	-	2.60	4.39	-	5.89
2015	168	12.15	-	13.70	2,197	—	1.15	-	2.60	(1.76)	-	(0.34)

AST Balanced Asset Allocation
2019	320	15.18	-	17.80	5,313	—	1.00	-	2.30	16.73	-	18.23
2018	328	13.01	-	15.06	4,681	—	1.00	-	2.30	(7.09)	-	(5.88)
2017	454	14.00	-	16.00	6,947	—	1.00	-	2.30	12.33	-	13.77
2016	547	12.46	-	14.06	7,341	—	1.00	-	2.30	3.91	-	5.25
2015	608	11.99	-	13.36	7,794	—	1.00	-	2.30	(0.52)	-	0.74

AST BlackRock Global Strategies
2019	< 1	13.74	-	13.74	4	—	1.55	-	1.55	15.82	-	15.82
2018	< 1	11.38	-	11.86	4	—	1.55	-	2.10	(7.24)	-	(6.73)
2017	< 1	12.27	-	12.72	4	—	1.55	-	2.10	10.30	-	10.90
2016	2	11.47	-	11.47	20	—	1.55	-	1.55	5.33	-	5.33
2015	2	10.89	-	10.89	19	—	1.55	-	1.55	(4.48)	-	(4.48)

AST BlackRock Low Duration Bond
2019	4	11.27	-	12.21	48	—	1.00	-	1.65	2.92	-	3.58
2018	7	10.95	-	11.79	81	—	1.00	-	1.65	(0.90)	-	(0.26)
2017	9	11.05	-	11.82	98	—	1.00	-	1.65	0.05	-	0.70
2016	8	11.05	-	11.74	89	—	1.00	-	1.65	(0.01)	-	0.63
2015	8	11.05	-	11.66	89	—	1.00	-	1.65	(1.15)	-	(0.51)

AST BlackRock/Loomis Sayles Bond
2019	5	14.25	-	15.44	75	—	1.00	-	1.65	7.45	-	8.14
2018	5	13.27	-	14.28	71	—	1.00	-	1.65	(2.28)	-	(1.65)
2017	5	13.58	-	14.52	76	—	1.00	-	1.65	2.67	-	3.33
2016	6	13.22	-	14.05	79	—	1.00	-	1.65	2.54	-	3.20
2015	6	12.89	-	13.61	85	—	1.00	-	1.65	(3.70)	-	(2.00)

AST Bond Portfolio 2019
2019	—	12.95	-	12.95	—	—	2.00	-	2.00	(0.59)	-	(0.59)
2018	19	13.03	-	13.73	252	—	1.50	-	2.00	(1.42)	-	(0.93)
2017	23	13.21	-	13.86	313	—	1.50	-	2.00	(1.21)	-	(0.73)
2016	23	13.38	-	13.96	316	—	1.50	-	2.00	(0.54)	-	(0.05)
2015	23	13.45	-	13.97	318	—	1.50	-	2.00	(0.91)	-	(0.42)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Bond Portfolio 2022
2019	42	$12.05	-	12.60	$509	—%	1.50	-	2.00%	3.81	-	4.32%
2018	24	11.70	-	12.08	291	—	1.50	-	1.90	(2.02)	-	(1.63)
2017	—	11.99	-	11.99	—	—	1.85	-	1.85	(0.27)	-	(0.27)
2016	12	12.02	-	12.02	147	—	1.85	-	1.85	(0.02)	-	(0.02)
2015	12	12.02	-	12.02	147	—	1.85	-	1.85	0.24	-	0.24

AST Bond Portfolio 2023
2019	11	10.75	-	10.75	122	—	1.50	-	1.50	4.93	-	4.93
2018	11	10.24	-	10.24	116	—	1.50	-	1.50	(1.75)	-	(1.75)
2017	5	10.42	-	10.42	57	—	1.50	-	1.50	0.19	-	0.19
2016	5	10.40	-	10.40	57	—	1.50	-	1.50	0.40	-	0.40
2015	5	10.36	-	10.36	57	—	1.50	-	1.50	1.19	-	2.69

AST Bond Portfolio 2024
2019	5	10.51	-	10.51	52	—	1.50	-	1.50	6.36	-	6.36
2018	5	9.89	-	9.89	49	—	1.50	-	1.50	(2.12)	-	(2.12)
2017	5	10.10	-	10.10	50	—	1.50	-	1.50	0.18	-	0.18
2016	8	10.08	-	10.08	80	—	1.50	-	1.50	0.40	-	0.40
2015	8	10.04	-	10.04	80	—	1.50	-	1.50	1.32	-	2.32

AST Bond Portfolio 2026 (sub-account launched on January 2, 2015)
2019	28	10.69	-	10.69	297	—	1.50	-	1.50	8.40	-	8.40
2018	44	9.67	-	9.86	432	—	1.50	-	2.00	(2.99)	-	(2.51)
2017	65	9.97	-	10.12	650	—	1.50	-	2.00	0.42	-	0.91
2016	80	9.93	-	10.03	794	—	1.50	-	2.00	0.08	-	0.57
2015	11	9.92	-	9.97	107	—	1.50	-	2.00	0.19	-	0.51

AST Bond Portfolio 2027 (sub-account launched on January 4, 2016)
2019	1	10.53	-	10.64	12	—	1.50	-	1.75	8.78	-	9.05
2018	6	9.61	-	9.75	54	—	1.50	-	2.00	(3.21)	-	(2.73)
2017	11	9.93	-	10.03	109	—	1.50	-	2.00	0.67	-	1.17
2016	34	9.86	-	9.91	333	—	1.50	-	2.00	(1.37)	-	(0.88)

AST Bond Portfolio 2029 (sub-account launched on January 3, 2018)
2019	3	10.67	-	10.72	37	—	1.50	-	1.75	10.36	-	10.64
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Capital Growth Asset Allocation
2019	228	15.46	-	17.79	3,722	—	1.15	-	2.30	19.50	-	20.86
2018	233	12.93	-	14.72	3,264	—	1.15	-	2.30	(8.34)	-	(7.29)
2017	334	14.18	-	15.88	4,985	—	1.15	-	2.25	15.30	-	16.55
2016	342	12.30	-	13.62	4,411	—	1.15	-	2.25	4.49	-	5.62
2015	403	11.77	-	12.90	4,984	—	1.15	-	2.25	(1.68)	-	(0.61)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Cohen & Steers Global Realty
2019	< 1	$15.82	-	15.82	$2	—%	1.65	-	1.65%	23.09	-	23.09%
2018	< 1	12.85	-	13.53	2	—	1.15	-	1.65	(6.27)	-	(5.80)
2017	< 1	13.71	-	14.36	2	—	1.15	-	1.65	9.09	-	9.63
2016	< 1	12.57	-	13.10	2	—	1.15	-	1.65	(0.74)	-	(0.25)
2015	< 1	12.66	-	13.14	3	—	1.15	-	1.65	(1.71)	-	(1.23)

AST Cohen & Steers Realty
2019	< 1	20.56	-	20.94	12	—	1.50	-	1.65	29.08	-	29.28
2018	< 1	15.93	-	16.85	9	—	1.15	-	1.65	(6.31)	-	(5.84)
2017	1	17.00	-	17.90	10	—	1.15	-	1.65	4.52	-	5.04
2016	1	16.26	-	17.04	10	—	1.15	-	1.65	3.12	-	3.62
2015	2	15.77	-	16.44	30	—	1.15	-	1.65	3.65	-	5.82

AST Fidelity Institutional AMSM Quantitative
2019	77	12.40	-	14.80	1,094	—	1.15	-	2.60	16.96	-	18.63
2018	79	10.60	-	12.48	949	—	1.15	-	2.60	(10.10)	-	(8.80)
2017	98	11.79	-	13.68	1,298	—	1.15	-	2.60	13.52	-	15.15
2016	127	10.39	-	11.88	1,449	—	1.15	-	2.60	1.61	-	3.07
2015	147	10.22	-	11.53	1,639	—	1.15	-	2.60	(1.57)	-	(0.16)

AST Goldman Sachs Large-Cap Value (sub-account merged on April 29, 2019)
2019	—	13.62	-	15.30	—	—	1.00	-	2.00	14.18	-	14.54
2018	6	11.93	-	13.36	70	—	1.00	-	2.00	(10.33)	-	(9.44)
2017	6	13.31	-	14.75	79	—	1.00	-	2.00	7.60	-	8.66
2016	6	12.37	-	13.57	78	—	1.00	-	2.00	9.36	-	10.44
2015	7	11.31	-	12.29	78	—	1.00	-	2.00	(9.85)	-	(4.52)

AST Goldman Sachs Multi-Asset
2019	27	13.30	-	14.67	378	—	1.15	-	2.00	13.74	-	14.70
2018	27	11.69	-	12.79	339	—	1.15	-	2.00	(8.89)	-	(8.12)
2017	29	12.71	-	13.92	394	—	1.15	-	2.10	9.98	-	11.01
2016	38	11.56	-	12.54	457	—	1.15	-	2.10	2.32	-	4.06
2015	38	11.30	-	12.05	452	—	1.15	-	2.00	(2.86)	-	(2.04)

AST Goldman Sachs Small-Cap Value
2019	< 1	24.85	-	24.85	2	—	1.65	-	1.65	20.64	-	20.64
2018	< 1	20.60	-	20.60	2	—	1.65	-	1.65	(15.47)	-	(15.47)
2017	< 1	24.37	-	25.53	3	—	1.15	-	1.65	10.37	-	10.91
2016	< 1	22.08	-	23.02	9	—	1.15	-	1.65	22.30	-	22.90
2015	< 1	18.05	-	18.73	7	—	1.15	-	1.65	(7.03)	-	(6.57)

AST Government Money Market
2019	48	8.47	-	9.40	302	1.67	1.15	-	2.00	(0.31)	-	0.53
2018	28	8.50	-	9.35	237	1.24	1.15	-	2.00	(0.70)	-	0.14
2017	41	8.56	-	9.34	363	—	1.15	-	2.00	(1.62)	-	(0.80)
2016	51	8.70	-	9.55	458	—	1.00	-	2.00	(1.96)	-	(0.99)
2015	43	8.88	-	9.65	390	—	1.00	-	2.00	(1.24)	-	(0.99)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST High Yield
2019	2	$18.39	-	18.73	$30	—%	1.00	-	1.15%	13.99	-	14.16%
2018	2	16.13	-	16.41	27	—	1.00	-	1.15	(3.11)	-	(2.96)
2017	2	16.65	-	16.91	28	—	1.00	-	1.15	6.25	-	6.41
2016	2	15.16	-	15.89	28	—	1.00	-	1.15	13.69	-	14.25
2015	3	13.34	-	13.91	47	—	1.00	-	1.50	(4.64)	-	(4.52)

AST Hotchkis & Wiley Large-Cap Value
2019	< 1	17.23	-	17.23	1	—	1.15	-	1.15	28.05	-	28.05
2018	< 1	13.46	-	13.46	1	—	1.15	-	1.15	(15.13)	-	(15.13)
2017	< 1	15.86	-	15.86	1	—	1.15	-	1.15	17.84	-	17.84
2016	< 1	13.46	-	13.46	1	—	1.15	-	1.15	18.52	-	18.52
2015	< 1	11.35	-	11.35	1	—	1.15	-	1.15	(8.89)	-	(8.89)

AST International Growth
2019	4	12.72	-	13.53	49	—	1.15	-	1.65	29.96	-	30.61
2018	4	9.79	-	10.36	40	—	1.15	-	1.65	(14.75)	-	(14.32)
2017	4	11.48	-	12.09	49	—	1.15	-	1.65	33.23	-	33.89
2016	4	8.62	-	9.03	40	—	1.15	-	1.65	(5.34)	-	(4.87)
2015	5	9.10	-	9.49	44	—	1.15	-	1.65	1.47	-	1.97

AST International Value
2019	2	9.96	-	10.59	23	—	1.15	-	1.65	18.07	-	18.66
2018	4	8.43	-	8.92	35	—	1.15	-	1.65	(17.51)	-	(17.10)
2017	5	10.22	-	10.76	48	—	1.15	-	1.65	20.82	-	21.42
2016	6	8.46	-	8.86	51	—	1.15	-	1.65	(1.05)	-	(0.56)
2015	6	8.55	-	8.91	56	—	1.15	-	1.65	(0.33)	-	1.75

AST Investment Grade Bond
2019	115	16.46	-	18.26	1,982	—	1.15	-	2.05	8.99	-	9.96
2018	249	15.10	-	16.60	3,979	—	1.15	-	2.05	(2.28)	-	(1.41)
2017	94	15.46	-	16.84	1,526	—	1.15	-	2.05	2.22	-	3.13
2016	170	15.12	-	16.33	2,682	—	1.15	-	2.05	2.11	-	3.02
2015	205	14.81	-	15.85	3,151	—	1.15	-	2.05	(0.86)	-	0.02

AST J.P. Morgan Global Thematic
2019	8	15.72	-	17.14	134	—	1.15	-	1.90	17.20	-	18.07
2018	16	13.13	-	14.51	227	—	1.15	-	2.10	(9.29)	-	(8.43)
2017	10	14.48	-	15.85	151	—	1.15	-	2.10	14.55	-	15.63
2016	8	13.02	-	13.71	113	—	1.15	-	1.75	3.41	-	4.02
2015	9	12.59	-	13.18	121	—	1.15	-	1.75	(2.75)	-	(2.17)

AST J.P. Morgan International Equity
2019	8	11.21	-	12.45	85	—	1.15	-	2.00	24.73	-	25.77
2018	9	8.99	-	9.90	85	—	1.15	-	2.00	(19.10)	-	(18.41)
2017	10	11.11	-	12.13	111	—	1.15	-	2.00	27.09	-	28.16
2016	5	8.74	-	9.46	47	—	1.15	-	2.00	(0.06)	-	0.77
2015	5	8.75	-	9.39	47	—	1.15	-	2.00	(4.70)	-	(3.90)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST J.P. Morgan Strategic Opportunities
2019	118	$12.57	-	15.00	$1,661	—%	1.15	-	2.60%	11.70	-	13.30%
2018	138	11.25	-	13.24	1,756	—	1.15	-	2.60	(7.55)	-	(6.21)
2017	200	12.17	-	14.12	2,677	—	1.15	-	2.60	9.30	-	10.87
2016	200	11.13	-	12.73	2,432	—	1.15	-	2.60	1.21	-	2.66
2015	220	11.00	-	12.40	2,621	—	1.15	-	2.60	(2.72)	-	(1.32)

AST Loomis Sayles Large-Cap Growth
2019	7	24.82	-	28.06	173	—	1.00	-	2.00	29.05	-	30.33
2018	8	19.24	-	21.53	172	—	1.00	-	2.00	(4.61)	-	(3.66)
2017	9	20.16	-	22.35	195	—	1.00	-	2.00	30.39	-	31.67
2016	10	15.47	-	16.97	170	—	1.00	-	2.00	3.51	-	4.53
2015	12	14.94	-	16.24	182	—	1.00	-	2.00	7.91	-	8.98

AST MFS Global Equity
2019	< 1	21.48	-	21.88	21	—	1.00	-	1.15	28.48	-	28.67
2018	3	16.72	-	17.00	45	—	1.00	-	1.15	(10.59)	-	(10.45)
2017	3	18.70	-	18.99	61	—	1.00	-	1.15	22.43	-	22.61
2016	4	14.78	-	15.49	61	—	1.00	-	1.50	5.53	-	6.05
2015	5	14.01	-	14.60	65	—	1.00	-	1.50	(2.92)	-	(2.44)

AST MFS Growth
2019	< 1	29.20	-	29.20	4	—	1.15	-	1.15	36.21	-	36.21
2018	< 1	21.44	-	21.44	3	—	1.15	-	1.15	0.98	-	0.98
2017	< 1	21.23	-	21.23	4	—	1.15	-	1.15	29.22	-	29.22
2016	< 1	16.43	-	16.43	4	—	1.15	-	1.15	0.75	-	0.75
2015	< 1	16.31	-	16.31	4	—	1.15	-	1.15	6.01	-	6.01

AST MFS Growth Allocation
2019	12	15.04	-	15.73	184	—	1.50	-	2.10	20.23	-	20.95
2018	13	12.51	-	13.01	164	—	1.50	-	2.10	(10.17)	-	(9.64)
2017	14	13.92	-	14.40	191	—	1.50	-	2.10	14.10	-	14.77
2016	14	12.20	-	12.54	173	—	1.50	-	2.10	2.18	-	2.78
2015	14	11.94	-	12.20	172	—	1.50	-	2.10	(4.79)	-	(2.70)

AST Mid-Cap Growth
2019	2	23.74	-	26.84	42	—	1.00	-	2.00	27.60	-	28.87
2018	5	18.60	-	20.83	97	—	1.00	-	2.00	(6.24)	-	(5.30)
2017	6	19.84	-	21.99	125	—	1.00	-	2.00	24.60	-	25.83
2016	6	15.92	-	17.48	100	—	1.00	-	2.00	(0.35)	-	0.64
2015	6	15.98	-	17.37	109	—	1.00	-	2.00	(7.54)	-	(5.58)

AST Neuberger Berman/LSV Mid-Cap Value
2019	1	19.64	-	20.89	24	—	1.15	-	1.65	19.05	-	19.64
2018	1	16.50	-	17.46	20	—	1.15	-	1.65	(17.81)	-	(17.40)
2017	1	20.07	-	21.13	25	—	1.15	-	1.65	11.94	-	12.50
2016	1	17.93	-	18.79	27	—	1.15	-	1.65	16.31	-	16.89
2015	2	15.42	-	16.07	24	—	1.15	-	1.65	(7.17)	-	(6.71)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Parametric Emerging Markets Equity
2019	< 1	$9.81	-	9.81	$5	—%	1.65	-	1.65%	11.51	-	11.51%
2018	< 1	8.80	-	8.80	5	—	1.65	-	1.65	(15.45)	-	(15.45)
2017	1	10.40	-	10.90	6	—	1.15	-	1.65	24.33	-	24.94
2016	1	8.37	-	8.72	12	—	1.15	-	1.65	10.54	-	11.08
2015	1	7.57	-	7.85	12	—	1.15	-	1.65	(18.08)	-	(17.67)

AST Preservation Asset Allocation
2019	247	14.31	-	16.37	3,822	—	1.15	-	2.25	12.21	-	13.43
2018	291	12.75	-	14.43	4,045	—	1.15	-	2.25	(4.99)	-	(3.95)
2017	431	12.95	-	15.02	6,219	—	1.15	-	2.60	7.34	-	8.88
2016	439	12.06	-	13.80	5,847	—	1.15	-	2.60	2.85	-	4.33
2015	478	11.73	-	13.23	6,120	—	1.15	-	2.60	(2.40)	-	(1.00)

AST Prudential Growth Allocation
2019	713	13.01	-	15.53	10,483	—	1.15	-	2.60	16.15	-	17.82
2018	702	11.20	-	13.18	8,881	—	1.15	-	2.60	(9.95)	-	(8.65)
2017	985	12.44	-	14.43	13,652	—	1.15	-	2.60	13.16	-	14.78
2016	879	10.99	-	12.57	10,655	—	1.15	-	2.60	7.31	-	8.84
2015	937	10.24	-	11.55	10,475	—	1.15	-	2.60	(3.13)	-	(1.74)

AST QMA US Equity Alpha
2019	2	21.44	-	23.50	38	—	1.00	-	1.75	22.32	-	23.23
2018	2	17.52	-	19.07	46	—	1.00	-	1.75	(9.81)	-	(9.13)
2017	3	19.43	-	20.99	60	—	1.00	-	1.75	20.15	-	21.04
2016	3	16.17	-	17.34	51	—	1.00	-	1.75	12.87	-	13.71
2015	4	14.33	-	15.25	54	—	1.00	-	1.75	1.30	-	2.06

AST AllianzGI World Trends
2019	68	12.79	-	15.19	919	—	1.15	-	2.65	15.00	-	16.70
2018	67	11.12	-	13.02	816	—	1.15	-	2.65	(10.30)	-	(8.96)
2017	104	12.40	-	14.30	1,404	—	1.15	-	2.65	13.24	-	14.91
2016	108	10.95	-	12.44	1,280	—	1.15	-	2.65	2.11	-	3.62
2015	117	10.72	-	12.01	1,349	—	1.15	-	2.65	(2.75)	-	(1.30)

AST Small-Cap Growth
2019	< 1	25.51	-	25.51	1	—	1.50	-	1.50	28.19	-	28.19
2018	< 1	19.90	-	19.90	< 1	—	1.50	-	1.50	(9.77)	-	(9.77)
2017	< 1	22.05	-	22.05	1	—	1.50	-	1.50	22.09	-	22.09
2016	< 1	18.06	-	18.06	< 1	—	1.50	-	1.50	10.42	-	10.42
2015	< 1	16.36	-	16.36	1	—	1.50	-	1.50	(0.71)	-	(0.71)

AST Small-Cap Growth Opportunities
2019	1	21.57	-	23.36	27	—	1.00	-	1.65	34.26	-	35.13
2018	1	16.06	-	17.29	20	—	1.00	-	1.65	(12.30)	-	(11.73)
2017	1	18.32	-	19.59	24	—	1.00	-	1.65	25.62	-	26.43
2016	1	14.58	-	15.49	20	—	1.00	-	1.65	5.95	-	6.63
2015	2	13.76	-	14.53	24	—	1.00	-	1.65	(0.31)	-	0.33

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Small-Cap Value
2019	2	$18.84	-	20.04	$33	—%	1.15	-	1.65%	20.00	-	20.59%
2018	2	15.70	-	16.62	27	—	1.15	-	1.65	(18.43)	-	(18.02)
2017	2	19.25	-	20.27	34	—	1.15	-	1.65	5.61	-	6.13
2016	2	18.23	-	19.10	36	—	1.15	-	1.65	27.11	-	27.73
2015	2	14.34	-	14.95	29	—	1.15	-	1.65	(5.40)	-	(3.42)

AST T. Rowe Price Asset Allocation
2019	203	16.25	-	18.59	3,565	—	1.15	-	2.25	18.18	-	19.47
2018	201	13.22	-	15.56	2,962	—	1.15	-	2.60	(7.74)	-	(6.41)
2017	280	14.33	-	16.63	4,399	—	1.15	-	2.60	12.49	-	14.10
2016	291	12.74	-	14.57	4,049	—	1.15	-	2.60	4.82	-	6.32
2015	359	12.15	-	13.71	4,711	—	1.15	-	2.60	(2.50)	-	(1.10)

AST T. Rowe Price Large-Cap Growth
2019	< 1	33.19	-	34.65	9	—	1.15	-	1.50	26.33	-	26.77
2018	< 1	26.27	-	27.33	7	—	1.15	-	1.50	2.32	-	2.68
2017	< 1	25.67	-	26.62	7	—	1.15	-	1.50	35.85	-	36.32
2016	1	18.90	-	19.53	20	—	1.15	-	1.50	1.18	-	1.53
2015	1	18.68	-	19.23	20	—	1.15	-	1.50	7.96	-	8.34

AST T. Rowe Price Large-Cap Value
2019	8	13.13	-	14.85	106	—	1.00	-	2.00	23.50	-	24.72
2018	1	11.06	-	11.70	16	—	1.15	-	1.65	(11.19)	-	(10.74)
2017	1	12.45	-	13.11	18	—	1.15	-	1.65	14.66	-	15.23
2016	1	10.86	-	11.38	16	—	1.15	-	1.65	4.41	-	4.92
2015	2	10.40	-	10.85	16	—	1.15	-	1.65	(7.59)	-	(7.13)

AST T. Rowe Price Natural Resources
2019	4	8.67	-	9.22	32	—	1.15	-	1.65	14.97	-	15.54
2018	4	7.54	-	7.98	33	—	1.15	-	1.65	(18.02)	-	(17.61)
2017	5	9.20	-	9.69	45	—	1.15	-	1.65	8.52	-	9.05
2016	5	8.48	-	8.88	44	—	1.15	-	1.65	22.59	-	23.20
2015	9	6.92	-	7.21	65	—	1.15	-	1.65	(20.57)	-	(20.17)

AST Templeton Global Bond
2019	2	11.26	-	11.97	21	—	1.15	-	1.65	(0.05)	-	0.45
2018	2	11.26	-	11.91	22	—	1.15	-	1.65	0.33	-	0.83
2017	2	11.22	-	11.82	23	—	1.15	-	1.65	0.39	-	0.88
2016	4	11.18	-	11.71	41	—	1.15	-	1.65	2.66	-	3.17
2015	4	10.89	-	11.35	46	—	1.15	-	1.65	(6.17)	-	(5.70)

AST WEDGE Capital Mid-Cap Value
2019	2	17.81	-	19.76	35	—	1.15	-	2.00	16.81	-	17.79
2018	2	15.25	-	16.78	30	—	1.15	-	2.00	(18.17)	-	(17.48)
2017	2	18.63	-	20.33	36	—	1.15	-	2.00	16.21	-	17.18
2016	2	16.03	-	17.35	39	—	1.15	-	2.00	11.76	-	12.70
2015	3	14.35	-	15.40	42	—	1.15	-	2.00	(8.44)	-	(7.67)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Wellington Management Hedged Equity
2019	18	$13.39	-	13.81	$248	—%	1.50	-	1.75%	18.48	-	18.77%
2018	18	11.31	-	11.63	207	—	1.50	-	1.75	(6.64)	-	(6.41)
2017	19	12.11	-	12.42	238	—	1.50	-	1.75	11.64	-	11.92
2016	20	10.85	-	11.10	215	—	1.50	-	1.75	4.69	-	4.95
2015	22	10.36	-	10.58	228	—	1.50	-	1.75	(3.06)	-	(2.10)

AST Western Asset Core Plus Bond
2019	4	14.28	-	15.16	61	—	1.00	-	1.50	10.64	-	11.19
2018	4	12.91	-	13.64	58	—	1.00	-	1.50	(3.72)	-	(3.24)
2017	1	14.09	-	14.09	12	—	1.00	-	1.00	5.26	-	5.26
2016	1	13.39	-	13.39	12	—	1.00	-	1.00	4.11	-	4.11
2015	1	12.86	-	12.86	12	—	1.00	-	1.00	0.23	-	0.23

BNY Mellon Stock Index Fund, Inc.
2019	8	26.23	-	31.86	247	1.70	1.15	-	1.60	29.09	-	29.68
2018	10	20.32	-	24.57	224	1.66	1.15	-	1.60	(6.17)	-	(5.73)
2017	10	21.65	-	26.06	244	1.69	1.15	-	1.60	19.60	-	20.15
2016	10	18.10	-	21.69	214	1.81	1.15	-	1.60	9.92	-	10.43
2015	30	13.83	-	19.64	567	1.81	1.15	-	1.65	(0.55)	-	(0.05)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
2019	< 1	25.08	-	25.08	13	1.44	1.15	-	1.15	32.82	-	32.82
2018	< 1	18.07	-	18.89	10	2.04	1.15	-	1.37	(5.71)	-	(5.50)
2017	1	19.16	-	19.98	26	1.14	1.15	-	1.37	13.77	-	14.02
2016	1	16.84	-	17.53	23	1.23	1.15	-	1.37	8.88	-	9.11
2015	1	15.47	-	16.06	21	1.04	1.15	-	1.37	(4.51)	-	(4.30)

BNY Mellon VIF Government Money Market
2019	18	8.87	-	11.22	177	1.65	1.15	-	1.85	(0.21)	-	0.50
2018	18	8.89	-	11.16	178	1.26	1.15	-	1.85	(0.59)	-	0.12
2017	23	8.95	-	11.15	231	0.29	1.15	-	1.85	(1.50)	-	(0.80)
2016	32	9.08	-	11.24	328	0.01	1.15	-	1.85	(1.83)	-	(1.13)
2015	37	9.25	-	11.37	379	—	1.15	-	1.85	(1.85)	-	(1.14)

BNY Mellon VIF Growth and Income Initial Shares
2019	< 1	21.79	-	30.30	20	1.08	1.15	-	1.65	27.01	-	27.64
2018	< 1	17.15	-	23.74	16	0.80	1.15	-	1.65	(6.25)	-	(5.78)
2017	< 1	18.30	-	25.20	22	0.86	1.15	-	1.65	17.76	-	18.34
2016	2	15.54	-	21.29	44	1.01	1.15	-	1.65	8.24	-	8.78
2015	4	14.63	-	19.57	72	0.81	1.15	-	1.85	(0.30)	-	0.42

DWS Bond VIP Class A
2019	9	18.09	-	18.48	170	3.18	0.70	-	0.80	9.74	-	9.85
2018	10	16.48	-	16.82	171	4.68	0.70	-	0.80	(3.44)	-	(3.34)
2017	12	17.07	-	17.40	202	2.40	0.70	-	0.80	4.99	-	5.09
2016	12	16.26	-	16.56	197	5.05	0.70	-	0.80	5.08	-	5.19
2015	12	15.47	-	15.74	181	3.64	0.70	-	0.80	(1.09)	-	(0.99)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
DWS Capital Growth VIP Class A
2019	39	$37.09	-	37.88	$1,475	0.44%	0.70	-	0.80%	36.04	-	36.18%
2018	44	27.26	-	27.82	1,211	0.73	0.70	-	0.80	(2.39)	-	(2.29)
2017	50	27.93	-	28.47	1,423	0.75	0.70	-	0.80	25.29	-	25.42
2016	56	22.29	-	22.70	1,273	0.76	0.70	-	0.80	3.41	-	3.52
2015	57	21.55	-	21.93	1,252	0.66	0.70	-	0.80	7.75	-	7.86

DWS Core Equity VIP Class A
2019	17	29.80	-	30.44	513	1.18	0.70	-	0.80	29.26	-	29.39
2018	20	23.06	-	23.53	476	1.90	0.70	-	0.80	(6.44)	-	(6.35)
2017	25	24.65	-	25.12	613	1.19	0.70	-	0.80	20.05	-	20.17
2016	27	20.53	-	20.91	553	1.34	0.70	-	0.80	9.60	-	9.71
2015	30	18.73	-	19.06	563	0.88	0.70	-	0.80	4.41	-	4.51

DWS CROCI® International VIP Class A
2019	10	13.55	-	13.84	144	3.02	0.70	-	0.80	20.80	-	20.92
2018	12	11.22	-	11.45	138	1.11	0.70	-	0.80	(15.08)	-	(15.00)
2017	14	13.21	-	13.47	182	7.00	0.70	-	0.80	20.99	-	21.11
2016	15	10.92	-	11.12	166	10.47	0.70	-	0.80	(0.07)	-	0.03
2015	18	10.93	-	11.12	194	4.24	0.70	-	0.80	(6.24)	-	(6.14)

DWS Global Income Builder VIP Class A
2019	18	20.12	-	20.41	376	4.94	0.70	-	0.80	19.21	-	19.33
2018	30	16.87	-	17.11	520	4.35	0.70	-	0.80	(8.40)	-	(8.31)
2017	54	18.42	-	18.66	1,007	2.97	0.70	-	0.80	15.61	-	15.73
2016	66	15.94	-	16.12	1,064	4.02	0.70	-	0.80	5.96	-	6.07
2015	70	15.04	-	15.20	1,055	3.27	0.70	-	0.80	(2.23)	-	(2.13)

DWS Global Small Cap VIP Class A
2019	15	38.20	-	39.02	601	—	0.70	-	0.80	20.32	-	20.44
2018	18	31.75	-	32.40	590	0.29	0.70	-	0.80	(21.15)	-	(21.07)
2017	20	40.27	-	41.05	824	—	0.70	-	0.80	19.07	-	19.19
2016	24	33.82	-	34.44	809	0.39	0.70	-	0.80	0.76	-	0.86
2015	27	33.56	-	34.15	910	1.04	0.70	-	0.80	0.35	-	0.45

DWS Government Money Market VIP Class A
2019	6	10.18	-	10.31	67	1.75	0.70	-	0.80	0.96	-	1.06
2018	6	10.08	-	10.20	66	1.29	0.70	-	0.80	0.58	-	0.68
2017	14	10.02	-	10.13	144	0.41	0.70	-	0.80	(0.35)	-	(0.25)
2016	18	10.06	-	10.16	183	0.06	0.70	-	0.80	(0.74)	-	(0.64)
2015	17	10.13	-	10.22	177	0.01	0.70	-	0.80	(0.79)	-	(0.69)

DWS Small Mid Cap Growth VIP Class A
2019	12	24.66	-	25.03	306	—	0.70	-	0.80	21.44	-	21.56
2018	14	20.31	-	20.59	289	—	0.70	-	0.80	(14.28)	-	(14.20)
2017	17	23.69	-	23.99	406	0.11	0.70	-	0.80	21.15	-	21.27
2016	21	19.56	-	19.79	417	—	0.70	-	0.80	8.20	-	8.31
2015	20	18.07	-	18.27	361	—	0.70	-	0.80	(1.69)	-	(1.59)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Federated Government Money Fund II
2019	215	$8.87	-	10.83	$2,406	1.63%	1.15	-	1.85%	(0.23)	-	0.48%
2018	236	8.89	-	10.78	2,642	1.24	1.15	-	1.85	(0.62)	-	0.09
2017	271	8.94	-	10.77	3,047	0.30	1.15	-	1.85	(1.53)	-	(0.83)
2016	312	9.08	-	10.86	3,537	—	1.15	-	1.85	(1.84)	-	(1.14)
2015	354	9.25	-	10.99	4,068	—	1.15	-	1.85	(1.85)	-	(1.14)

Fidelity VIP Contrafund Initial Class
2019	120	30.46	-	47.97	4,503	0.45	1.15	-	1.65	29.43	-	30.07
2018	134	26.94	-	36.88	3,919	0.70	1.15	-	1.65	(7.92)	-	(7.45)
2017	134	25.56	-	39.85	4,251	0.99	1.15	-	1.65	19.89	-	20.49
2016	151	21.32	-	33.08	3,971	0.79	1.15	-	1.65	6.24	-	6.77
2015	160	20.07	-	30.98	3,937	1.00	1.15	-	1.65	(0.98)	-	(0.48)

Fidelity VIP Contrafund Service Class 2
2019	977	20.99	-	31.38	25,524	0.21	1.29	-	2.44	28.09	-	29.58
2018	1,167	19.01	-	20.20	23,618	0.43	1.29	-	2.59	(9.06)	-	(7.85)
2017	1,381	20.63	-	22.22	30,415	0.76	1.29	-	2.59	18.46	-	20.03
2016	1,618	17.19	-	18.75	29,795	0.57	1.29	-	2.59	4.95	-	6.34
2015	1,914	16.16	-	17.87	33,278	0.74	1.29	-	2.59	(2.19)	-	(0.88)

Fidelity VIP Equity-Income Initial Class
2019	21	23.95	-	29.85	579	1.99	1.15	-	1.65	25.36	-	25.99
2018	24	19.11	-	23.70	512	2.24	1.15	-	1.65	(9.80)	-	(9.35)
2017	24	21.18	-	26.14	588	1.68	1.15	-	1.65	11.05	-	11.61
2016	28	19.08	-	23.42	616	2.14	1.15	-	1.65	16.09	-	16.67
2015	33	16.43	-	20.07	623	3.00	1.15	-	1.65	(5.54)	-	(5.06)

Fidelity VIP Equity-Income Service Class 2
2019	22	21.11	-	23.21	502	1.83	1.35	-	1.85	24.77	-	25.39
2018	23	16.92	-	18.51	417	2.06	1.35	-	1.85	(10.23)	-	(9.78)
2017	24	18.85	-	20.51	483	1.52	1.35	-	1.85	10.58	-	11.13
2016	27	17.05	-	18.46	487	1.97	1.35	-	1.85	15.54	-	16.12
2015	33	14.75	-	15.89	507	2.84	1.35	-	1.85	(6.01)	-	(5.53)

Fidelity VIP Freedom 2010 Service Class 2
2019	163	14.85	-	17.19	2,629	1.87	1.29	-	2.34	13.06	-	14.26
2018	198	13.40	-	15.04	2,855	1.38	1.29	-	2.19	(6.36)	-	(5.50)
2017	219	14.30	-	15.92	3,354	1.12	1.29	-	2.19	10.34	-	11.35
2016	306	12.96	-	14.30	4,237	1.29	1.29	-	2.19	2.93	-	3.88
2015	306	12.17	-	13.76	4,060	1.59	1.29	-	2.54	(3.06)	-	(1.81)

Fidelity VIP Freedom 2020 Service Class 2
2019	185	15.63	-	17.96	3,144	1.86	1.29	-	2.29	17.15	-	18.34
2018	189	13.34	-	15.17	2,737	1.30	1.29	-	2.29	(8.23)	-	(7.29)
2017	190	14.54	-	16.37	2,970	1.26	1.29	-	2.29	13.62	-	14.77
2016	220	12.79	-	14.26	3,014	1.27	1.29	-	2.29	3.39	-	4.44
2015	268	12.37	-	13.66	3,539	1.57	1.29	-	2.29	(2.74)	-	(1.74)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Freedom 2030 Service Class 2
2019	40	$16.99	-	19.25	$728	1.53%	1.29	-	2.19%	21.41	-	22.51%
2018	50	13.99	-	15.71	750	0.78	1.29	-	2.19	(10.07)	-	(9.25)
2017	85	16.12	-	17.31	1,424	1.06	1.29	-	1.89	18.43	-	19.14
2016	107	13.61	-	14.53	1,501	1.18	1.29	-	1.89	4.37	-	5.01
2015	114	13.04	-	13.84	1,528	1.25	1.29	-	1.89	(2.41)	-	(1.81)

Fidelity VIP Freedom Income Service Class 2
2019	45	12.74	-	14.64	630	1.63	1.29	-	2.29	9.09	-	10.20
2018	57	11.68	-	13.29	726	1.43	1.29	-	2.29	(4.51)	-	(3.54)
2017	65	12.23	-	13.77	859	1.35	1.29	-	2.29	5.89	-	6.97
2016	63	11.55	-	12.88	780	0.85	1.29	-	2.29	1.79	-	2.83
2015	123	11.46	-	12.52	1,498	1.19	1.29	-	2.19	(2.75)	-	(1.85)

Fidelity VIP Government Money Market Initial Class (sub-account launched on April 29, 2016)
2019	3,278	9.70	-	10.19	32,525	2.00	0.70	-	2.05	(0.05)	-	1.30
2018	3,705	9.70	-	10.06	36,559	1.70	0.70	-	2.05	(0.42)	-	0.94
2017	1,890	9.74	-	9.97	18,615	0.69	0.70	-	2.05	(1.36)	-	(0.03)
2016	2,034	9.88	-	9.97	20,183	0.32	0.70	-	2.05	(1.21)	-	(0.32)

Fidelity VIP Government Money Market Service Class 2
2019	4,528	8.11	-	9.15	42,657	1.75	1.25	-	2.59	(0.85)	-	0.50
2018	4,908	8.18	-	9.11	46,263	1.43	1.25	-	2.59	(1.22)	-	0.13
2017	3,119	8.28	-	9.10	29,240	0.46	1.25	-	2.59	(2.16)	-	(0.82)
2016	3,027	8.47	-	9.17	28,836	0.02	1.25	-	2.59	(2.57)	-	(1.23)
2015	751	8.69	-	9.28	7,087	0.01	1.25	-	2.59	(2.58)	-	(1.23)

Fidelity VIP Growth & Income Service Class 2
2019	143	22.73	-	26.98	3,615	3.49	1.29	-	2.44	26.54	-	28.01
2018	176	17.96	-	21.08	3,483	0.20	1.29	-	2.44	(11.41)	-	(10.37)
2017	208	19.88	-	23.52	4,608	1.02	1.29	-	2.59	13.62	-	15.11
2016	258	17.50	-	20.43	5,000	1.47	1.29	-	2.59	12.82	-	14.32
2015	294	15.51	-	17.87	5,018	1.78	1.29	-	2.59	(5.06)	-	(3.80)

Fidelity VIP Growth Initial Class
2019	122	19.95	-	35.10	3,306	0.26	1.15	-	1.65	32.12	-	32.78
2018	139	19.57	-	26.43	2,823	0.24	1.15	-	1.65	(1.81)	-	(1.32)
2017	141	15.38	-	26.78	2,961	0.23	1.15	-	1.65	32.93	-	33.59
2016	182	11.57	-	20.05	2,872	0.04	1.15	-	1.65	(0.84)	-	(0.35)
2015	201	11.67	-	20.12	3,196	0.25	1.15	-	1.65	5.42	-	5.95

Fidelity VIP Growth Opportunities Service Class 2 (sub-account launched on April 24, 2015)
2019	49	32.84	-	38.53	1,793	—	1.29	-	2.44	37.09	-	38.69
2018	46	23.96	-	27.79	1,219	0.09	1.29	-	2.44	9.47	-	10.76
2017	66	21.88	-	25.09	1,588	0.11	1.29	-	2.44	30.93	-	32.45
2016	72	16.71	-	18.94	1,323	0.05	1.29	-	2.44	(2.37)	-	(1.22)
2015	76	17.12	-	19.18	1,414	0.01	1.29	-	2.44	(3.00)	-	(2.21)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Growth Service Class 2
2019	6	$23.39	-	25.71	$141	0.05%	1.35	-	1.85%	31.51	-	32.17%
2018	6	17.78	-	19.45	109	0.04	1.35	-	1.85	(2.28)	-	(1.78)
2017	6	18.20	-	19.80	125	0.09	1.35	-	1.85	32.34	-	33.00
2016	7	13.75	-	14.89	105	—	1.35	-	1.85	(1.31)	-	(0.80)
2015	10	13.93	-	15.01	145	0.03	1.35	-	1.85	4.93	-	5.46

Fidelity VIP High Income Initial Class
2019	11	18.68	-	21.16	211	4.63	1.15	-	1.65	13.22	-	13.79
2018	14	16.50	-	18.59	236	5.28	1.15	-	1.65	(4.88)	-	(4.40)
2017	20	17.34	-	19.45	367	5.04	1.15	-	1.65	5.19	-	5.72
2016	25	16.49	-	18.40	420	4.88	1.15	-	1.65	12.74	-	13.30
2015	32	14.63	-	16.24	472	6.70	1.15	-	1.65	(5.20)	-	(4.73)

Fidelity VIP High Income Service Class 2
2019	86	16.77	-	19.91	1,630	5.04	1.29	-	2.44	11.99	-	13.29
2018	93	14.97	-	17.57	1,570	5.34	1.29	-	2.44	(5.98)	-	(4.87)
2017	116	15.93	-	18.47	2,067	5.30	1.29	-	2.44	4.32	-	5.54
2016	140	15.27	-	17.50	2,368	4.67	1.29	-	2.44	11.39	-	12.70
2015	187	13.70	-	15.53	2,836	5.80	1.29	-	2.44	(6.21)	-	(5.11)

Fidelity VIP Index 500 Initial Class
2019	130	22.60	-	25.74	3,311	1.89	1.15	-	1.65	29.20	-	29.85
2018	150	19.71	-	19.82	2,971	1.82	1.15	-	1.65	(6.06)	-	(5.59)
2017	169	18.63	-	20.99	3,567	1.73	1.15	-	1.65	19.73	-	20.33
2016	181	15.56	-	17.45	3,173	1.35	1.15	-	1.65	10.03	-	10.58
2015	214	14.14	-	15.78	3,406	1.91	1.15	-	1.65	(0.32)	-	0.18

Fidelity VIP Index 500 Service Class 2
2019	477	22.48	-	26.38	11,952	1.76	1.29	-	2.44	27.84	-	29.33
2018	545	17.58	-	20.40	10,606	1.49	1.29	-	2.44	(7.05)	-	(5.96)
2017	712	18.92	-	21.69	14,761	1.62	1.29	-	2.44	18.47	-	19.85
2016	710	15.97	-	18.10	12,335	1.59	1.29	-	2.44	8.87	-	10.15
2015	482	14.67	-	16.43	7,647	1.81	1.29	-	2.44	(1.38)	-	(0.22)

Fidelity VIP Investment Grade Bond Initial Class
2019	31	20.67	-	21.54	663	2.67	1.25	-	1.45	8.09	-	8.30
2018	33	19.13	-	19.88	659	2.43	1.25	-	1.45	(1.97)	-	(1.77)
2017	35	19.51	-	20.24	714	2.25	1.25	-	1.45	2.72	-	2.93
2016	44	19.00	-	19.67	870	2.21	1.25	-	1.45	3.24	-	3.44
2015	53	18.40	-	19.01	1,015	2.43	1.25	-	1.45	(2.03)	-	(1.83)

Fidelity VIP Investment Grade Bond Service Class 2
2019	< 1	16.51	-	16.51	< 1	2.60	1.50	-	1.50	7.76	-	7.76
2018	< 1	15.32	-	15.32	< 1	2.34	1.50	-	1.50	(2.28)	-	(2.28)
2017	< 1	15.68	-	15.68	1	2.29	1.50	-	1.50	2.44	-	2.44
2016	< 1	15.31	-	15.31	1	1.68	1.50	-	1.50	2.91	-	2.91
2015	< 1	14.87	-	14.87	1	1.99	1.50	-	1.50	(2.34)	-	(2.34)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Mid Cap Service Class 2
2019	315	$18.28	-	29.18	$7,207	0.66%	1.29	-	2.44%	20.19	-	21.59%
2018	358	17.64	-	20.45	6,783	0.39	1.29	-	2.44	(16.85)	-	(15.88)
2017	426	18.29	-	20.97	9,583	0.47	1.29	-	2.44	17.62	-	18.99
2016	500	15.55	-	17.63	9,594	0.30	1.29	-	2.44	(18.79)	-	10.48
2015	550	14.24	-	15.95	9,630	0.24	1.29	-	2.44	(4.03)	-	(2.90)

Fidelity VIP Overseas Initial Class
2019	32	14.42	-	17.17	539	1.73	1.15	-	1.65	25.68	-	26.31
2018	33	12.11	-	13.66	439	1.41	1.15	-	1.65	(16.21)	-	(15.79)
2017	39	13.69	-	14.38	622	0.98	1.15	-	1.65	28.16	-	28.80
2016	52	10.68	-	11.17	646	1.57	1.15	-	1.65	(6.61)	-	(6.15)
2015	45	11.44	-	11.90	591	1.26	1.15	-	1.65	1.93	-	2.44

Fidelity VIP Overseas Service Class 2
2019	< 1	17.37	-	23.15	7	1.34	1.35	-	1.80	25.21	-	25.78
2018	< 1	13.81	-	18.49	7	1.31	1.35	-	1.80	(16.59)	-	(16.21)
2017	< 1	16.48	-	22.17	8	1.23	1.35	-	1.80	27.66	-	28.24
2016	< 1	12.85	-	17.37	7	0.51	1.35	-	1.80	(6.97)	-	(6.54)
2015	2	12.76	-	13.75	28	1.07	1.35	-	1.85	1.39	-	1.90

Franklin Flex Cap Growth VIP Class 2
2019	35	25.87	-	29.59	970	—	1.29	-	2.19	28.31	-	29.48
2018	43	20.16	-	22.85	926	—	1.29	-	2.19	0.88	-	1.80
2017	57	19.99	-	22.45	1,206	—	1.29	-	2.19	24.18	-	25.31
2016	75	16.10	-	17.91	1,275	—	1.29	-	2.19	(5.01)	-	(4.14)
2015	85	16.58	-	18.69	1,517	—	1.29	-	2.39	1.87	-	3.02

Franklin Growth and Income VIP Class 2
2019	517	27.11	-	33.71	16,471	2.26	1.29	-	2.54	22.49	-	24.04
2018	622	22.14	-	27.18	16,048	2.43	1.29	-	2.54	(7.00)	-	(5.82)
2017	721	23.80	-	28.86	19,778	5.75	1.29	-	2.54	12.94	-	14.37
2016	833	21.08	-	25.23	20,050	2.56	1.29	-	2.54	8.80	-	10.19
2015	993	18.98	-	22.90	21,787	3.32	1.29	-	2.69	(3.57)	-	(2.19)

Franklin Income VIP Class 2
2019	2,860	17.92	-	22.10	59,926	5.41	1.28	-	2.59	13.07	-	14.58
2018	3,405	15.84	-	19.29	62,568	4.82	1.28	-	2.59	(6.78)	-	(5.53)
2017	3,911	17.00	-	20.42	76,305	4.18	1.28	-	2.59	6.86	-	8.28
2016	4,475	15.91	-	18.86	80,938	4.92	1.28	-	2.59	11.08	-	12.58
2015	5,254	14.32	-	16.75	84,741	4.66	1.28	-	2.59	(9.46)	-	(8.24)

Franklin Large Cap Growth VIP Class 2
2019	613	22.74	-	27.60	16,085	—	1.29	-	2.54	31.18	-	32.85
2018	742	17.33	-	20.78	14,717	—	1.29	-	2.54	(3.97)	-	(2.74)
2017	969	18.05	-	21.36	19,756	0.63	1.29	-	2.54	24.88	-	26.46
2016	1,235	14.45	-	16.89	20,021	—	1.29	-	2.54	(4.28)	-	(3.06)
2015	1,390	15.10	-	17.43	23,336	0.28	1.29	-	2.54	2.94	-	4.26

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Mutual Global Discovery VIP Class 2
2019	337	$16.65	-	24.86	$6,732	1.55%	1.29	-	2.54%	21.23	-	22.77%
2018	407	13.74	-	16.14	6,693	2.27	1.29	-	2.54	(13.47)	-	(12.37)
2017	477	15.88	-	18.42	8,997	1.75	1.29	-	2.54	5.86	-	7.20
2016	564	15.00	-	17.18	9,939	1.74	1.29	-	2.54	9.33	-	10.73
2015	805	13.72	-	15.52	12,657	2.76	1.29	-	2.54	(6.10)	-	(4.89)

Franklin Mutual Shares VIP Class 2
2019	1,396	22.61	-	37.28	34,534	1.79	1.15	-	2.69	19.30	-	21.17
2018	1,628	18.95	-	30.77	33,513	2.30	1.15	-	2.69	(11.51)	-	(10.11)
2017	1,933	21.41	-	34.23	44,538	2.20	1.15	-	2.69	5.46	-	7.11
2016	2,220	20.31	-	31.96	48,025	1.89	1.15	-	2.69	12.95	-	14.73
2015	2,586	17.98	-	27.85	49,294	3.02	1.15	-	2.69	(7.49)	-	(6.02)

Franklin Small Cap Value VIP Class 2
2019	396	27.57	-	36.45	15,797	1.06	1.28	-	2.69	22.97	-	24.74
2018	458	22.10	-	29.64	14,664	0.89	1.28	-	2.69	(15.22)	-	(13.99)
2017	535	25.70	-	34.96	20,043	0.50	1.28	-	2.69	7.70	-	9.25
2016	610	23.52	-	32.46	21,251	0.80	1.28	-	2.69	26.70	-	28.54
2015	751	18.30	-	25.62	20,589	0.64	1.28	-	2.69	(9.88)	-	(8.56)

Franklin Small-Mid Cap Growth VIP Class 2
2019	18	37.74	-	49.91	759	—	1.15	-	2.34	28.38	-	29.93
2018	19	29.40	-	38.41	613	—	1.15	-	2.34	(7.59)	-	(6.46)
2017	19	31.81	-	41.07	675	—	1.15	-	2.34	18.58	-	20.02
2016	22	26.83	-	34.22	648	—	1.15	-	2.34	1.74	-	2.98
2015	33	26.37	-	33.23	880	—	1.15	-	2.34	(4.94)	-	(3.77)

Franklin U.S. Government Securities VIP Class 2
2019	557	10.56	-	13.21	7,012	2.96	1.29	-	2.69	2.42	-	3.87
2018	682	10.31	-	12.71	8,298	2.69	1.29	-	2.69	(2.36)	-	(0.96)
2017	803	10.56	-	12.84	9,870	2.57	1.29	-	2.69	(1.36)	-	0.04
2016	923	10.71	-	12.83	11,396	2.49	1.29	-	2.69	(2.04)	-	(0.63)
2015	1,008	10.93	-	12.91	12,578	2.54	1.29	-	2.69	(2.23)	-	(0.82)

Goldman Sachs VIT Large Cap Value Institutional Shares
2019	79	17.47	-	21.22	1,567	1.44	1.29	-	2.59	22.69	-	24.31
2018	94	14.24	-	17.07	1,505	1.15	1.29	-	2.59	(10.82)	-	(9.64)
2017	123	15.97	-	18.89	2,200	1.56	1.29	-	2.59	7.03	-	8.44
2016	146	14.92	-	17.42	2,417	2.04	1.29	-	2.59	8.70	-	10.15
2015	173	13.73	-	15.81	2,612	1.36	1.29	-	2.59	(6.89)	-	(5.65)

Goldman Sachs VIT Mid Cap Value Institutional Shares
2019	62	23.21	-	26.94	1,606	0.79	1.29	-	2.29	28.53	-	29.83
2018	68	18.06	-	20.75	1,343	1.14	1.29	-	2.29	(12.51)	-	(11.62)
2017	94	20.64	-	23.48	2,139	0.71	1.29	-	2.29	8.54	-	9.64
2016	109	19.01	-	21.41	2,256	1.27	1.29	-	2.29	10.94	-	12.07
2015	126	16.95	-	19.11	2,333	0.39	1.29	-	2.39	(11.41)	-	(10.41)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
2019	135	$20.74	-	41.58	$3,154	0.46%	1.15	-	2.44%	21.82	-	23.42%
2018	161	17.03	-	33.69	3,066	0.44	1.15	-	2.44	(10.85)	-	(9.67)
2017	196	18.73	-	37.30	4,149	0.51	1.15	-	2.59	8.70	-	10.29
2016	231	17.23	-	33.82	4,450	1.08	1.15	-	2.59	20.02	-	21.80
2015	278	14.36	-	27.77	4,420	0.27	1.15	-	2.59	(4.66)	-	(3.25)

Goldman Sachs VIT Strategic Growth Institutional Shares
2019	< 1	21.31	-	32.49	12	0.30	1.37	-	1.65	33.31	-	33.68
2018	< 1	15.98	-	24.30	9	0.45	1.37	-	1.65	(2.67)	-	(2.39)
2017	< 1	16.42	-	24.90	9	0.54	1.37	-	1.65	28.53	-	28.89
2016	< 1	12.78	-	19.32	7	0.28	1.37	-	1.65	0.32	-	0.60
2015	1	12.74	-	19.94	24	0.36	1.15	-	1.65	1.70	-	2.21

Goldman Sachs VIT U.S. Equity Insights Institutional Shares
2019	118	23.29	-	27.65	3,075	1.25	1.29	-	2.44	22.18	-	23.60
2018	135	19.06	-	22.37	2,850	1.13	1.29	-	2.44	(8.48)	-	(7.41)
2017	156	20.43	-	24.16	3,583	1.28	1.29	-	2.59	20.88	-	22.47
2016	202	16.90	-	19.72	3,803	1.24	1.29	-	2.59	7.87	-	9.31
2015	235	15.66	-	18.04	4,062	1.32	1.29	-	2.59	(2.78)	-	(1.48)

Invesco Oppenheimer V.I. Capital Appreciation Non-Service Shares
2019	129	19.71	-	26.73	3,184	0.06	1.15	-	1.85	33.69	-	34.64
2018	141	14.74	-	19.85	2,589	0.32	1.15	-	1.85	(7.48)	-	(6.81)
2017	148	15.93	-	21.30	2,922	0.24	1.15	-	1.85	24.50	-	25.39
2016	159	12.80	-	16.99	2,503	0.40	1.15	-	1.85	(4.01)	-	(3.32)
2015	186	13.33	-	17.57	3,040	0.09	1.15	-	1.85	1.63	-	2.36

Invesco Oppenheimer V.I. Capital Appreciation Service Shares
2019	479	25.20	-	31.95	14,513	—	1.29	-	2.69	32.22	-	34.10
2018	586	19.06	-	23.83	13,260	—	1.29	-	2.69	(8.48)	-	(7.17)
2017	673	20.82	-	25.67	16,465	0.01	1.29	-	2.69	23.13	-	24.88
2016	830	16.91	-	20.56	16,332	0.11	1.29	-	2.69	(5.05)	-	(3.68)
2015	956	17.81	-	21.34	19,608	—	1.29	-	2.69	0.49	-	1.94

Invesco Oppenheimer V.I. Conservative Balance Non-Service Shares
2019	54	16.56	-	17.71	933	2.25	1.15	-	1.80	15.41	-	16.17
2018	57	14.35	-	15.24	844	1.96	1.15	-	1.80	(7.03)	-	(6.41)
2017	62	15.43	-	16.29	983	1.95	1.15	-	1.80	7.30	-	8.01
2016	72	14.38	-	15.08	1,070	2.44	1.15	-	1.80	3.37	-	4.06
2015	93	13.92	-	14.49	1,321	2.27	1.15	-	1.80	(0.98)	-	(0.32)

Invesco Oppenheimer V.I. Conservative Balance Service Shares
2019	278	15.17	-	18.86	4,932	2.01	1.29	-	2.54	14.26	-	15.71
2018	329	13.28	-	16.30	5,061	1.73	1.29	-	2.54	(7.93)	-	(6.76)
2017	394	14.42	-	17.48	6,524	1.70	1.29	-	2.54	6.20	-	7.55
2016	443	13.58	-	16.26	6,846	2.19	1.29	-	2.54	2.30	-	3.61
2015	491	13.27	-	15.69	7,353	2.03	1.29	-	2.54	(1.99)	-	(0.73)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Non-Service Shares
2019	42	$23.84	-	29.82	$689	—%	1.15	-	1.80%	36.86	-	37.77%
2018	43	17.30	-	21.79	520	—	1.15	-	1.80	(7.78)	-	(7.16)
2017	48	18.64	-	23.63	647	0.03	1.15	-	1.80	26.49	-	27.32
2016	52	14.64	-	18.68	554	—	1.15	-	1.80	0.50	-	1.17
2015	58	14.07	-	14.47	617	—	1.15	-	1.85	4.63	-	5.39

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Service Shares
2019	134	31.13	-	38.37	4,826	—	1.29	-	2.49	35.57	-	37.22
2018	171	22.96	-	27.96	4,497	—	1.29	-	2.49	(8.64)	-	(7.52)
2017	210	25.14	-	30.24	5,985	—	1.29	-	2.49	25.28	-	26.80
2016	257	20.06	-	23.85	5,813	—	1.29	-	2.49	(0.46)	-	0.77
2015	291	20.15	-	23.66	6,562	—	1.29	-	2.49	3.70	-	4.98

Invesco Oppenheimer V.I. Global Non-Service Shares
2019	58	28.76	-	41.75	2,319	0.90	1.15	-	1.85	29.36	-	30.28
2018	66	22.23	-	32.05	2,034	0.98	1.15	-	1.85	(14.79)	-	(14.18)
2017	68	26.09	-	37.34	2,453	0.94	1.15	-	1.85	34.15	-	35.11
2016	73	19.45	-	27.64	1,951	1.04	1.15	-	1.85	(1.76)	-	(1.06)
2015	90	19.80	-	27.93	2,412	1.34	1.15	-	1.85	2.02	-	2.76

Invesco Oppenheimer V.I. Global Service Shares
2019	165	35.01	-	43.54	6,777	0.64	1.29	-	2.54	28.14	-	29.76
2018	186	27.33	-	33.55	5,933	0.75	1.29	-	2.54	(15.59)	-	(14.52)
2017	213	32.37	-	39.25	7,957	0.73	1.29	-	2.54	32.89	-	34.57
2016	268	24.36	-	29.17	7,471	0.72	1.29	-	2.54	(2.69)	-	(1.44)
2015	307	25.03	-	29.59	8,730	1.08	1.29	-	2.54	1.04	-	2.33

Invesco Oppenheimer V.I. Global Strategic Income Non-Service Shares
2019	66	19.68	-	23.43	980	3.89	1.15	-	1.85	8.76	-	9.54
2018	77	18.10	-	21.39	1,104	4.98	1.15	-	1.85	(6.17)	-	(5.50)
2017	98	19.29	-	22.64	1,388	2.31	1.15	-	1.85	4.32	-	5.06
2016	102	18.49	-	21.55	1,398	5.01	1.15	-	1.85	4.57	-	5.32
2015	111	17.68	-	20.46	1,462	5.47	1.15	-	1.85	(4.07)	-	(3.38)

Invesco Oppenheimer V.I. Global Strategic Income Service Shares
2019	1,400	16.33	-	20.31	26,923	3.39	1.29	-	2.54	7.82	-	9.18
2018	1,573	15.15	-	18.60	27,811	4.47	1.29	-	2.54	(6.96)	-	(5.78)
2017	1,806	16.28	-	19.74	33,978	1.98	1.29	-	2.54	3.36	-	4.67
2016	2,064	15.75	-	18.86	37,237	4.59	1.29	-	2.54	3.57	-	4.90
2015	2,413	15.21	-	17.98	41,666	5.56	1.29	-	2.54	(4.97)	-	(3.75)

Invesco Oppenheimer V.I. Main Street Non-Service Shares
2019	50	24.00	-	25.80	1,213	1.03	1.15	-	1.85	29.65	-	30.57
2018	56	18.51	-	19.76	1,045	1.15	1.15	-	1.85	(9.59)	-	(8.95)
2017	64	20.48	-	21.70	1,320	1.26	1.15	-	1.85	14.76	-	15.58
2016	74	17.84	-	18.77	1,315	1.14	1.15	-	1.85	9.56	-	10.34
2015	89	16.29	-	17.01	1,449	0.96	1.15	-	1.85	1.42	-	2.15

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Oppenheimer V.I. Main Street Service Shares
2019	729	$27.76	-	35.43	$24,296	0.82%	1.29	-	2.69%	28.22	-	30.04%
2018	867	21.65	-	27.25	22,301	0.91	1.29	-	2.69	(10.57)	-	(9.29)
2017	1,040	24.20	-	30.04	29,569	1.05	1.29	-	2.69	13.52	-	15.14
2016	1,228	21.32	-	26.09	30,471	0.83	1.29	-	2.69	8.31	-	9.87
2015	1,461	19.68	-	23.75	33,157	0.66	1.29	-	2.69	0.33	-	1.78

Invesco Oppenheimer V.I. Main Street Small Cap Non-Service Shares
2019	26	46.19	-	50.12	1,268	0.20	1.25	-	1.65	24.40	-	24.90
2018	28	37.13	-	40.13	1,091	0.30	1.25	-	1.65	(11.80)	-	(11.44)
2017	30	42.10	-	45.32	1,336	0.88	1.25	-	1.65	12.29	-	12.74
2016	30	37.49	-	40.19	1,183	0.46	1.25	-	1.65	16.13	-	16.59
2015	30	32.28	-	34.47	1,014	0.89	1.25	-	1.65	(7.44)	-	(7.07)

Invesco Oppenheimer V.I. Main Street Small Cap Service Shares
2019	231	38.13	-	47.41	10,287	—	1.29	-	2.54	22.95	-	24.51
2018	269	31.01	-	38.08	9,698	0.06	1.29	-	2.54	(12.81)	-	(11.70)
2017	328	35.57	-	43.12	13,446	0.66	1.29	-	2.54	11.04	-	12.45
2016	377	32.03	-	38.35	13,788	0.24	1.29	-	2.54	14.69	-	16.16
2015	450	27.93	-	33.01	14,217	0.64	1.29	-	2.54	(8.48)	-	(7.31)

Invesco Oppenheimer V.I. Total Return Bond Non-Service Shares
2019	32	13.36	-	13.92	441	3.40	1.25	-	1.45	7.95	-	8.17
2018	35	12.38	-	12.87	440	3.43	1.25	-	1.45	(2.45)	-	(2.26)
2017	38	12.69	-	13.16	497	2.42	1.25	-	1.45	3.08	-	3.29
2016	38	12.31	-	12.74	484	3.63	1.25	-	1.45	1.79	-	1.99
2015	45	12.09	-	12.50	556	3.76	1.25	-	1.45	(0.49)	-	(0.29)

Invesco Oppenheimer V.I. Total Return Bond Service Shares
2019	970	8.72	-	10.18	9,518	3.18	1.29	-	2.29	6.76	-	7.84
2018	1,070	8.17	-	9.44	9,765	3.07	1.29	-	2.29	(3.57)	-	(2.59)
2017	1,311	8.30	-	9.69	12,291	2.19	1.29	-	2.44	1.85	-	3.04
2016	1,505	8.15	-	9.40	13,725	3.45	1.29	-	2.44	0.54	-	1.73
2015	1,805	8.06	-	9.25	16,235	4.02	1.29	-	2.49	(1.80)	-	(0.60)

Invesco V.I. American Franchise Series I
2019	3,051	18.97	-	26.69	76,285	—	0.70	-	2.30	33.65	-	35.80
2018	3,459	13.97	-	19.97	64,338	—	0.70	-	2.30	(5.83)	-	(4.30)
2017	3,915	14.60	-	21.21	76,638	0.08	0.70	-	2.30	24.46	-	26.46
2016	4,454	11.55	-	17.04	69,719	—	0.70	-	2.30	(0.05)	-	1.56
2015	5,004	11.37	-	17.05	77,713	—	0.70	-	2.30	2.62	-	4.27

Invesco V.I. American Franchise Series II
2019	667	30.84	-	38.15	17,476	—	1.29	-	2.49	33.05	-	34.67
2018	773	23.18	-	28.23	15,163	—	1.29	-	2.49	(6.28)	-	(5.14)
2017	937	24.73	-	29.75	19,663	—	1.29	-	2.49	23.89	-	25.40
2016	1,092	19.96	-	23.73	18,505	—	1.29	-	2.49	(0.52)	-	0.70
2015	1,216	20.07	-	23.56	20,591	—	1.29	-	2.49	2.14	-	3.40

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. American Value Series I
2019	958	$23.95	-	36.76	$25,980	0.69%	0.70	-	2.69%	21.69	-	24.15%
2018	1,084	19.68	-	29.61	23,924	0.47	0.70	-	2.69	(15.00)	-	(13.26)
2017	1,259	23.16	-	34.14	32,376	0.78	0.70	-	2.69	7.03	-	9.20
2016	1,422	21.64	-	31.26	33,851	0.34	0.70	-	2.69	12.40	-	14.69
2015	1,643	19.25	-	27.26	34,489	0.31	0.70	-	2.69	(11.57)	-	(9.76)

Invesco V.I. American Value Series II
2019	421	29.15	-	39.02	14,163	0.41	1.29	-	2.59	21.50	-	23.10
2018	492	23.68	-	25.76	13,502	0.19	1.29	-	2.59	(15.12)	-	(14.00)
2017	570	27.53	-	30.35	18,195	0.57	1.29	-	2.59	6.86	-	8.27
2016	697	25.43	-	28.40	20,560	0.11	1.29	-	2.59	12.24	-	13.74
2015	824	22.36	-	25.30	21,458	0.01	1.29	-	2.59	(11.71)	-	(10.53)

Invesco V.I. Comstock Series I
2019	695	24.00	-	31.56	19,280	1.96	0.70	-	2.30	22.45	-	24.43
2018	782	19.60	-	25.36	17,565	1.68	0.70	-	2.30	(14.17)	-	(12.78)
2017	911	22.84	-	29.08	23,614	2.08	0.70	-	2.30	15.18	-	17.03
2016	1,038	19.83	-	24.85	23,184	1.45	0.70	-	2.30	14.64	-	16.48
2015	1,224	17.30	-	21.33	23,660	1.93	0.70	-	2.30	(8.12)	-	(6.64)

Invesco V.I. Comstock Series II
2019	2,173	25.63	-	32.73	58,655	1.67	1.29	-	2.59	21.73	-	23.33
2018	2,479	20.78	-	21.57	54,545	1.38	1.29	-	2.59	(14.63)	-	(13.50)
2017	2,940	24.02	-	25.27	75,227	1.85	1.29	-	2.59	14.56	-	16.06
2016	3,479	20.70	-	22.06	77,191	1.22	1.29	-	2.59	13.97	-	15.48
2015	4,022	17.92	-	19.35	77,847	1.63	1.29	-	2.59	(8.62)	-	(7.40)

Invesco V.I. Core Equity Series I
2019	2,104	18.75	-	23.02	54,474	0.93	0.70	-	2.20	26.16	-	28.06
2018	2,427	14.86	-	17.97	49,405	0.88	0.70	-	2.20	(11.38)	-	(10.03)
2017	2,763	16.77	-	19.98	63,345	1.03	0.70	-	2.20	10.72	-	12.39
2016	3,186	15.15	-	17.78	65,415	0.74	0.70	-	2.20	7.87	-	9.50
2015	3,613	14.04	-	16.23	68,288	1.11	0.70	-	2.20	(7.82)	-	(6.43)

Invesco V.I. Core Equity Series II
2019	47	17.48	-	20.51	950	0.15	1.29	-	2.44	25.55	-	27.01
2018	57	13.92	-	16.15	903	—	1.29	-	2.44	(11.82)	-	(10.78)
2017	66	15.79	-	18.10	1,179	0.76	1.29	-	2.44	10.14	-	11.43
2016	85	14.33	-	16.24	1,389	0.49	1.29	-	2.44	7.34	-	8.60
2015	100	13.35	-	14.96	1,491	0.89	1.29	-	2.44	(8.30)	-	(7.22)

Invesco V.I. Core Plus Bond Series I
2019	316	14.97	-	16.64	5,265	2.90	1.10	-	1.85	9.02	-	9.85
2018	333	13.73	-	15.14	5,074	3.52	1.10	-	1.85	(4.17)	-	(3.44)
2017	387	14.33	-	15.68	6,082	3.41	1.10	-	1.85	4.39	-	5.18
2016	424	13.73	-	14.91	6,381	4.14	1.10	-	1.85	4.69	-	5.49
2015	459	13.11	-	14.13	6,559	4.49	1.10	-	1.85	(2.21)	-	(1.46)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Core Plus Bond Series II
2019	23	$13.54	-	15.63	$348	1.83%	1.30	-	2.10%	8.69	-	9.56%
2018	8	12.46	-	14.26	106	3.43	1.30	-	2.10	(4.67)	-	(3.90)
2017	8	13.07	-	14.84	111	3.13	1.30	-	2.10	3.86	-	4.70
2016	9	12.58	-	14.18	114	3.43	1.30	-	2.10	4.15	-	4.98
2015	11	12.08	-	13.50	145	4.42	1.30	-	2.10	(2.70)	-	(1.92)

Invesco V.I. Diversified Dividend Series I
2019	1,744	21.19	-	29.05	107,534	2.86	0.70	-	2.05	22.55	-	24.22
2018	2,012	17.29	-	23.39	100,092	2.33	0.70	-	2.05	(9.46)	-	(8.22)
2017	2,309	19.10	-	25.48	127,536	1.62	0.70	-	2.05	6.38	-	7.82
2016	2,662	17.95	-	23.64	136,356	1.26	0.70	-	2.05	12.49	-	14.01
2015	2,963	15.96	-	20.73	134,666	1.67	0.70	-	2.05	—	-	1.35

Invesco V.I. Diversified Dividend Series II
2019	1,108	23.03	-	28.71	25,298	2.65	1.29	-	2.59	21.56	-	23.17
2018	1,230	18.94	-	23.31	22,899	2.10	1.29	-	2.59	(10.20)	-	(9.01)
2017	1,418	21.10	-	25.62	29,140	1.45	1.29	-	2.59	5.56	-	6.95
2016	1,601	19.98	-	23.95	30,950	1.11	1.29	-	2.59	11.58	-	13.06
2015	1,769	18.26	-	21.18	30,459	1.49	1.29	-	2.44	(0.67)	-	0.50

Invesco V.I. Equity and Income Series I
2019	748	24.07	-	36.75	17,315	2.50	1.00	-	1.98	18.01	-	19.17
2018	896	20.40	-	30.84	17,409	2.17	1.00	-	1.98	(11.29)	-	(10.41)
2017	1,045	23.00	-	28.36	22,734	1.62	0.83	-	1.98	8.86	-	10.12
2016	1,180	21.12	-	25.76	23,419	1.83	0.83	-	1.98	12.87	-	14.18
2015	1,281	18.71	-	22.56	22,516	2.58	0.83	-	1.98	(4.21)	-	(3.10)

Invesco V.I. Equity and Income Series II
2019	874	22.65	-	28.24	21,036	2.26	1.29	-	2.59	16.92	-	18.46
2018	972	19.37	-	20.48	19,859	1.92	1.29	-	2.59	(12.06)	-	(10.90)
2017	1,125	22.03	-	22.98	25,931	1.43	1.29	-	2.59	7.93	-	9.36
2016	1,259	20.41	-	21.01	26,673	1.57	1.29	-	2.59	11.87	-	13.36
2015	1,438	18.25	-	18.54	26,960	2.26	1.29	-	2.59	(5.11)	-	(3.84)

Invesco V.I. Global Core Equity Series I
2019	727	15.95	-	21.28	20,359	1.40	0.70	-	2.05	22.66	-	24.32
2018	836	13.01	-	17.11	18,923	1.06	0.70	-	2.05	(17.05)	-	(15.91)
2017	982	15.68	-	20.35	26,772	1.12	0.70	-	2.05	20.41	-	22.05
2016	1,146	13.02	-	16.68	25,767	1.00	0.70	-	2.05	4.65	-	6.07
2015	1,303	12.44	-	15.72	27,860	1.35	0.70	-	2.05	(3.42)	-	(2.11)

Invesco V.I. Global Core Equity Series II
2019	607	17.12	-	21.34	10,312	1.14	1.29	-	2.59	21.61	-	23.21
2018	679	14.08	-	17.32	9,396	0.79	1.29	-	2.59	(17.73)	-	(16.64)
2017	767	17.11	-	20.78	12,764	0.89	1.29	-	2.59	19.45	-	21.02
2016	867	14.32	-	17.17	12,004	0.71	1.29	-	2.59	3.75	-	5.13
2015	973	13.81	-	16.33	12,881	1.03	1.29	-	2.59	(4.20)	-	(2.92)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Government Money Market Series I
2019	360	$9.40	-	11.39	$3,934	1.87%	1.10	-	1.70%	0.18	-	0.78%
2018	316	9.38	-	11.30	3,461	1.54	1.10	-	1.70	(0.17)	-	0.43
2017	304	9.40	-	11.25	3,317	0.56	1.10	-	1.70	(1.13)	-	(0.53)
2016	351	9.50	-	11.31	3,851	0.09	1.10	-	1.70	(1.59)	-	(1.00)
2015	447	9.66	-	11.42	4,944	0.01	1.10	-	1.70	(1.67)	-	(1.08)

Invesco V.I. Government Money Market Series II
2019	12	8.00	-	9.42	107	1.70	1.30	-	2.20	(0.57)	-	0.33
2018	51	8.05	-	9.39	466	1.28	1.30	-	2.20	(0.92)	-	(0.02)
2017	55	8.12	-	9.39	501	0.31	1.30	-	2.20	(1.86)	-	(0.98)
2016	57	8.28	-	9.48	525	0.03	1.30	-	2.20	(2.14)	-	(1.26)
2015	63	8.23	-	9.60	587	0.01	1.30	-	2.40	(2.36)	-	(1.28)

Invesco V.I. Government Securities Series I
2019	303	15.33	-	17.82	5,182	2.44	1.10	-	1.70	4.29	-	4.91
2018	324	14.70	-	16.99	5,284	2.07	1.10	-	1.70	(1.15)	-	(0.55)
2017	395	14.87	-	17.08	6,426	2.07	1.10	-	1.70	0.24	-	0.84
2016	433	14.84	-	16.94	7,013	1.99	1.10	-	1.70	(0.47)	-	0.12
2015	473	14.91	-	16.92	7,655	2.16	1.10	-	1.70	(1.35)	-	(0.75)

Invesco V.I. Government Securities Series II
2019	17	12.20	-	14.09	220	2.07	1.30	-	2.10	3.55	-	4.38
2018	12	11.78	-	13.50	153	1.94	1.30	-	2.10	(1.80)	-	(1.01)
2017	13	11.99	-	13.63	169	1.58	1.30	-	2.10	(0.39)	-	0.41
2016	18	12.04	-	13.58	234	1.66	1.30	-	2.10	(1.09)	-	(0.30)
2015	22	12.17	-	13.62	282	1.95	1.30	-	2.10	(2.02)	-	(1.23)

Invesco V.I. Growth and Income Series II
2019	908	28.06	-	35.83	29,297	1.53	1.29	-	2.69	21.52	-	23.24
2018	1,084	23.10	-	26.88	28,546	1.70	1.29	-	2.69	(15.91)	-	(14.71)
2017	1,300	27.47	-	34.09	40,153	1.25	1.29	-	2.69	10.99	-	12.57
2016	1,505	24.75	-	30.28	41,533	0.83	1.29	-	2.69	16.23	-	17.89
2015	1,773	21.29	-	25.68	41,752	2.55	1.29	-	2.69	(5.91)	-	(4.56)

Invesco V.I. High Yield Series I
2019	440	11.92	-	13.32	8,998	5.61	0.70	-	1.98	11.28	-	12.72
2018	523	10.57	-	11.97	9,484	4.88	0.70	-	1.98	(5.26)	-	(4.03)
2017	594	11.02	-	12.63	11,289	3.96	0.70	-	1.98	4.22	-	5.56
2016	659	10.44	-	12.12	12,014	4.07	0.70	-	1.98	9.04	-	10.44
2015	728	9.45	-	11.12	12,197	5.34	0.70	-	1.98	(5.06)	-	(3.84)

Invesco V.I. High Yield Series II
2019	432	18.35	-	22.87	5,777	5.54	1.29	-	2.59	10.25	-	11.70
2018	482	16.64	-	20.48	5,818	4.70	1.29	-	2.59	(6.09)	-	(4.85)
2017	546	17.72	-	21.52	6,948	3.87	1.29	-	2.59	3.39	-	4.76
2016	582	17.14	-	20.54	7,163	3.88	1.29	-	2.59	7.97	-	9.40
2015	638	15.87	-	18.78	7,330	5.04	1.29	-	2.59	(5.87)	-	(4.62)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. International Growth Series I
2019	544	$16.71	-	24.01	$13,563	1.55%	1.10	-	1.70%	26.41	-	27.17%
2018	616	13.22	-	18.88	12,104	1.99	1.10	-	1.70	(16.42)	-	(15.91)
2017	721	15.81	-	22.45	16,791	1.45	1.10	-	1.70	20.94	-	21.66
2016	791	13.08	-	18.45	15,292	1.35	1.10	-	1.70	(2.13)	-	(1.54)
2015	886	13.36	-	18.74	17,492	1.47	1.10	-	1.70	(3.99)	-	(3.41)

Invesco V.I. International Growth Series II
2019	107	11.24	-	13.19	1,458	1.28	1.29	-	2.44	25.13	-	26.59
2018	130	8.98	-	10.42	1,390	1.74	1.29	-	2.44	(17.27)	-	(16.30)
2017	154	10.86	-	12.45	1,960	1.29	1.29	-	2.44	19.76	-	21.15
2016	188	9.07	-	10.28	1,969	1.15	1.29	-	2.44	(3.11)	-	(1.97)
2015	201	9.36	-	10.48	2,155	1.30	1.29	-	2.44	(4.99)	-	(3.87)

Invesco V.I. Managed Volatility Series I
2019	166	28.13	-	30.91	4,853	1.37	1.10	-	1.70	16.58	-	17.29
2018	186	24.13	-	26.35	4,648	1.66	1.10	-	1.70	(12.51)	-	(11.98)
2017	203	27.58	-	29.94	5,805	1.35	1.10	-	1.70	8.70	-	9.35
2016	200	25.37	-	27.38	5,269	1.76	1.10	-	1.70	8.76	-	9.41
2015	235	23.33	-	25.02	5,670	1.40	1.10	-	1.70	(3.80)	-	(3.22)

Invesco V.I. Managed Volatility Series II
2019	3	26.42	-	28.13	72	1.07	1.45	-	1.85	16.13	-	16.59
2018	3	22.75	-	24.13	72	1.46	1.45	-	1.85	(12.92)	-	(12.57)
2017	3	26.12	-	28.17	92	1.28	1.30	-	1.85	8.31	-	8.91
2016	5	24.12	-	25.86	117	1.43	1.30	-	1.85	8.29	-	8.89
2015	6	22.27	-	23.75	141	1.16	1.30	-	1.85	(4.16)	-	(3.63)

Invesco V.I. Mid Cap Core Equity Series I
2019	280	20.95	-	32.49	7,759	0.49	1.10	-	2.20	22.55	-	23.91
2018	326	17.10	-	26.22	7,279	0.50	1.10	-	2.20	(13.29)	-	(12.33)
2017	362	19.72	-	29.90	9,223	0.53	1.10	-	2.20	12.43	-	13.66
2016	395	17.54	-	26.31	8,877	0.07	1.10	-	2.20	10.97	-	12.20
2015	454	15.80	-	23.45	9,166	0.35	1.10	-	2.20	(6.12)	-	(5.08)

Invesco V.I. Mid Cap Core Equity Series II
2019	36	19.32	-	23.21	816	0.21	1.29	-	2.44	22.01	-	23.43
2018	43	15.84	-	18.80	793	0.11	1.29	-	2.44	(13.76)	-	(12.74)
2017	49	18.36	-	21.55	1,038	0.29	1.29	-	2.44	11.88	-	13.18
2016	67	16.41	-	19.04	1,248	—	1.29	-	2.44	10.41	-	11.71
2015	75	14.87	-	17.04	1,261	0.11	1.29	-	2.44	(6.62)	-	(5.52)

Invesco V.I. Mid Cap Growth Series I
2019	176	25.40	-	38.79	6,021	—	1.10	-	1.70	32.08	-	32.87
2018	208	19.24	-	29.19	5,412	—	1.10	-	1.70	(7.18)	-	(6.62)
2017	232	20.72	-	31.26	6,412	—	1.10	-	1.70	20.43	-	21.16
2016	259	17.21	-	25.81	5,925	—	1.10	-	1.70	(0.94)	-	(0.34)
2015	321	17.37	-	25.89	7,481	—	1.10	-	1.70	(0.50)	-	0.10

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Mid Cap Growth Series II
2019	230	$25.42	-	33.39	$7,034	—%	0.83	-	2.54%	30.62	-	32.90%
2018	257	19.46	-	25.13	5,996	—	0.83	-	2.54	(8.26)	-	(6.66)
2017	283	21.22	-	26.92	7,138	—	0.83	-	2.54	19.06	-	21.13
2016	339	17.82	-	22.22	7,128	—	0.83	-	2.54	(1.98)	-	(0.26)
2015	377	18.18	-	22.28	8,020	—	0.83	-	2.54	(1.52)	-	0.21

Invesco V.I. S&P 500 Index Series I
2019	1,161	22.63	-	27.81	32,893	1.44	0.70	-	2.05	28.24	-	29.99
2018	1,375	17.65	-	21.39	30,362	1.52	0.70	-	2.05	(6.74)	-	(5.47)
2017	1,491	18.92	-	22.63	35,212	1.64	0.70	-	2.05	18.80	-	20.41
2016	1,608	15.93	-	18.79	31,798	1.69	0.70	-	2.05	9.20	-	10.68
2015	1,803	14.59	-	16.98	32,471	1.75	0.70	-	2.05	(1.02)	-	0.32

Invesco V.I. S&P 500 Index Series II
2019	1,863	29.21	-	36.42	46,508	1.19	1.29	-	2.59	27.26	-	28.94
2018	2,042	22.95	-	28.24	39,992	1.23	1.29	-	2.59	(7.52)	-	(6.30)
2017	2,393	24.82	-	30.14	50,231	1.39	1.29	-	2.59	17.90	-	19.45
2016	2,659	21.05	-	25.24	47,058	1.41	1.29	-	2.59	8.33	-	9.77
2015	2,967	19.44	-	22.99	48,667	1.48	1.29	-	2.59	(1.83)	-	(0.52)

Invesco V.I. Technology Series I
2019	111	31.45	-	34.55	3,653	—	1.10	-	1.70	33.59	-	34.39
2018	102	23.54	-	25.71	2,500	—	1.10	-	1.70	(2.14)	-	(1.55)
2017	114	24.06	-	26.11	2,863	—	1.10	-	1.70	32.86	-	33.66
2016	126	18.11	-	19.54	2,366	—	1.10	-	1.70	(2.42)	-	(1.84)
2015	141	18.56	-	19.90	2,715	—	1.10	-	1.70	5.01	-	5.65

Invesco V.I. Technology Series II
2019	< 1	29.48	-	32.14	7	—	1.30	-	1.85	33.08	-	33.81
2018	< 1	22.15	-	24.02	6	—	1.30	-	1.85	(2.54)	-	(2.00)
2017	< 1	22.73	-	24.51	7	—	1.30	-	1.85	32.28	-	33.00
2016	< 1	17.18	-	18.43	7	—	1.30	-	1.85	(2.82)	-	(2.28)
2015	1	17.68	-	18.86	10	—	1.30	-	1.85	4.61	-	5.18

Invesco V.I. Value Opportunities Series I
2019	269	18.97	-	21.17	5,377	0.23	1.10	-	1.70	28.41	-	29.19
2018	305	14.78	-	16.39	4,727	0.31	1.10	-	1.70	(20.55)	-	(20.07)
2017	336	18.60	-	20.50	6,548	0.39	1.10	-	1.70	15.46	-	16.16
2016	362	16.11	-	17.65	6,095	0.37	1.10	-	1.70	16.35	-	17.04
2015	408	13.84	-	15.08	5,891	2.66	1.10	-	1.70	(11.92)	-	(11.39)

Invesco V.I. Value Opportunities Series II
2019	128	18.34	-	22.29	2,604	—	1.29	-	2.44	26.97	-	28.45
2018	158	14.45	-	17.36	2,487	—	1.29	-	2.44	(21.32)	-	(20.39)
2017	169	18.36	-	21.80	3,357	0.01	1.29	-	2.44	14.39	-	15.72
2016	225	16.05	-	18.84	3,817	0.07	1.29	-	2.44	15.05	-	16.40
2015	259	13.95	-	16.18	3,793	2.23	1.29	-	2.44	(12.84)	-	(11.81)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Janus Henderson VIT Forty Institutional Shares
2019	< 1	$46.24	-	46.24	$ < 1	0.16%	1.50	-	1.50%	35.11	-	35.11%
2018	< 1	34.23	-	34.23	2	—	1.50	-	1.50	0.45	-	0.45
2017	< 1	34.07	-	34.07	14	—	1.50	-	1.50	28.37	-	28.37
2016	< 1	26.54	-	26.54	11	—	1.50	-	1.50	0.67	-	0.67
2015	< 1	26.37	-	26.37	11	—	1.50	-	1.50	10.54	-	10.54

Lazard Retirement Series Emerging Market Equity Service Shares
2019	< 1	52.87	-	52.87	< 1	0.89	1.50	-	1.50	16.37	-	16.37
2018	< 1	45.44	-	45.44	< 1	2.19	1.50	-	1.50	(19.78)	-	(19.78)
2017	< 1	56.64	-	56.64	< 1	1.83	1.50	-	1.50	25.92	-	25.92
2016	< 1	44.98	-	44.98	< 1	0.54	1.50	-	1.50	18.97	-	18.97
2015	< 1	37.81	-	37.81	< 1	0.91	1.50	-	1.50	(21.26)	-	(21.26)

Legg Mason Partners Clearbridge Variable Large Cap Value Class I
2019	< 1	26.79	-	26.79	< 1	1.78	1.50	-	1.50	26.95	-	26.95
2018	< 1	21.11	-	21.11	< 1	1.61	1.50	-	1.50	(10.25)	-	(10.25)
2017	< 1	23.52	-	23.52	1	1.40	1.50	-	1.50	13.12	-	13.12
2016	< 1	20.79	-	20.79	< 1	0.79	1.50	-	1.50	11.31	-	11.31
2015	< 1	18.68	-	18.68	1	1.07	1.50	-	1.50	(4.32)	-	(4.32)

Lord Abbet Bond-Debenture
2019	521	18.04	-	21.72	10,735	3.91	1.29	-	2.49	10.55	-	11.89
2018	542	16.31	-	19.41	10,026	4.05	1.29	-	2.49	(6.41)	-	(5.26)
2017	641	17.43	-	20.49	12,587	3.98	1.29	-	2.49	6.51	-	7.81
2016	721	16.36	-	19.01	13,198	4.22	1.29	-	2.49	9.35	-	10.69
2015	874	14.97	-	17.17	14,538	3.58	1.29	-	2.49	(3.98)	-	(2.80)

Lord Abbet Fundamental Equity
2019	96	23.06	-	27.13	2,464	1.17	1.29	-	2.34	18.69	-	19.95
2018	118	19.15	-	22.62	2,542	1.37	1.29	-	2.44	(10.40)	-	(9.35)
2017	146	21.37	-	24.95	3,464	0.99	1.29	-	2.44	9.85	-	11.13
2016	167	19.45	-	22.45	3,597	1.09	1.29	-	2.44	12.93	-	14.26
2015	201	17.23	-	19.65	3,807	1.04	1.29	-	2.44	(5.80)	-	(4.69)

Lord Abbet Growth and Income
2019	320	18.66	-	22.30	6,775	1.60	1.29	-	2.44	19.52	-	20.92
2018	373	15.61	-	18.44	6,557	1.28	1.29	-	2.44	(10.38)	-	(9.33)
2017	460	17.42	-	20.34	8,946	1.21	1.29	-	2.44	10.64	-	11.92
2016	582	15.74	-	18.17	10,146	1.40	1.29	-	2.44	14.26	-	15.61
2015	677	13.78	-	15.72	10,263	1.10	1.29	-	2.44	(5.23)	-	(4.12)

Lord Abbet Growth Opportunities
2019	125	29.35	-	35.07	4,201	—	1.29	-	2.44	33.06	-	34.61
2018	177	22.05	-	26.06	4,418	—	1.29	-	2.44	(5.26)	-	(4.15)
2017	212	23.28	-	27.18	5,548	—	1.29	-	2.44	19.94	-	21.33
2016	258	19.41	-	22.40	5,567	—	1.29	-	2.44	(1.23)	-	(0.07)
2015	298	19.65	-	22.42	6,465	—	1.29	-	2.44	0.22	-	1.40

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbet Mid Cap Stock
2019	402	$17.83	-	21.48	$8,148	0.88%	1.29	-	2.49%	19.61	-	21.06%
2018	456	14.91	-	17.74	7,663	0.62	1.29	-	2.49	(17.15)	-	(16.14)
2017	553	18.00	-	21.16	11,126	0.58	1.29	-	2.49	4.19	-	5.46
2016	617	17.27	-	20.06	11,828	0.48	1.29	-	2.49	13.50	-	14.90
2015	721	15.22	-	17.46	12,089	0.54	1.29	-	2.49	(6.18)	-	(5.03)

MFS VIT Growth Initial Class
2019	28	19.45	-	43.94	925	—	1.15	-	1.65	35.89	-	36.57
2018	30	14.31	-	32.17	728	0.09	1.15	-	1.65	0.98	-	1.49
2017	34	14.17	-	31.70	821	0.11	1.15	-	1.65	29.26	-	29.91
2016	36	10.97	-	24.40	667	0.04	1.15	-	1.65	0.77	-	1.27
2015	41	10.88	-	24.10	749	0.16	1.15	-	1.65	5.80	-	6.33

MFS VIT Growth Service Class
2019	2	27.56	-	30.29	61	—	1.35	-	1.85	35.24	-	35.92
2018	2	20.38	-	22.29	47	—	1.35	-	1.85	0.51	-	1.02
2017	4	20.27	-	22.06	90	—	1.35	-	1.85	28.68	-	29.32
2016	4	15.75	-	17.06	72	—	1.35	-	1.85	0.29	-	0.80
2015	4	15.71	-	16.92	74	—	1.35	-	1.85	5.32	-	5.85

MFS VIT High Yield Initial Class
2019	8	22.14	-	23.06	188	5.57	1.25	-	1.45	13.16	-	13.38
2018	9	19.56	-	20.34	188	5.26	1.25	-	1.45	(4.48)	-	(4.29)
2017	11	20.48	-	21.25	234	6.65	1.25	-	1.45	5.16	-	5.37
2016	12	19.48	-	20.17	235	6.83	1.25	-	1.45	12.19	-	12.41
2015	13	17.36	-	17.94	236	3.99	1.25	-	1.45	(5.60)	-	(5.41)

MFS VIT Investors Trust Initial Class
2019	35	22.90	-	29.44	877	0.67	1.15	-	1.65	29.43	-	30.08
2018	36	17.70	-	22.63	707	0.62	1.15	-	1.65	(7.04)	-	(6.57)
2017	39	19.04	-	24.23	812	0.73	1.15	-	1.65	21.33	-	21.94
2016	42	15.69	-	19.87	726	0.83	1.15	-	1.65	6.82	-	7.35
2015	51	14.69	-	18.51	829	0.79	1.15	-	1.65	(1.42)	-	(0.93)

MFS VIT Investors Trust Service Class
2019	6	23.30	-	25.61	137	0.48	1.35	-	1.85	28.83	-	29.48
2018	6	18.09	-	19.78	116	0.45	1.35	-	1.85	(7.45)	-	(6.99)
2017	6	19.54	-	21.27	134	0.56	1.35	-	1.85	20.77	-	21.37
2016	7	16.18	-	17.52	116	0.55	1.35	-	1.85	6.32	-	6.86
2015	7	15.22	-	16.40	115	0.67	1.35	-	1.85	(1.90)	-	(1.40)

MFS VIT New Discovery Initial Class
2019	25	28.75	-	62.62	1,168	—	1.15	-	1.65	39.38	-	40.08
2018	29	20.63	-	44.70	965	—	1.15	-	1.65	(3.10)	-	(2.61)
2017	35	21.29	-	45.90	1,216	—	1.15	-	1.65	24.59	-	25.21
2016	38	17.09	-	36.66	1,041	—	1.15	-	1.65	7.27	-	7.81
2015	44	15.93	-	34.00	1,120	—	1.15	-	1.65	(3.49)	-	(3.01)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT New Discovery Service Class
2019	3	$28.40	-	31.22	$80	—%	1.35	-	1.85%	38.67	-	39.37%
2018	3	20.48	-	22.40	62	—	1.35	-	1.85	(3.54)	-	(3.05)
2017	3	21.23	-	23.10	73	—	1.35	-	1.85	24.01	-	24.63
2016	4	17.12	-	18.54	74	—	1.35	-	1.85	6.79	-	7.33
2015	6	16.03	-	17.27	102	—	1.35	-	1.85	(3.96)	-	(3.47)

MFS VIT Research Initial Class
2019	19	20.60	-	28.55	456	0.75	1.15	-	1.65	30.77	-	31.43
2018	23	15.75	-	21.73	434	0.69	1.15	-	1.65	(5.94)	-	(5.47)
2017	25	16.75	-	22.98	498	1.38	1.15	-	1.65	21.36	-	21.96
2016	26	13.80	-	18.84	430	0.84	1.15	-	1.65	6.96	-	7.50
2015	33	12.90	-	17.53	504	0.80	1.15	-	1.65	(0.85)	-	(0.35)

MFS VIT Research Service Class
2019	2	23.95	-	26.33	41	0.56	1.35	-	1.85	30.16	-	30.81
2018	2	18.40	-	20.13	36	0.45	1.35	-	1.85	(6.39)	-	(5.92)
2017	2	19.66	-	21.39	39	1.13	1.35	-	1.85	20.81	-	21.41
2016	2	16.27	-	17.62	33	0.51	1.35	-	1.85	6.49	-	7.03
2015	2	15.28	-	16.46	32	0.41	1.35	-	1.85	(1.33)	-	(0.83)

MFS VIT Total Return Bond Initial Class
2019	34	21.25	-	22.14	741	3.42	1.25	-	1.45	8.62	-	8.84
2018	43	19.57	-	20.34	864	3.46	1.25	-	1.45	(2.52)	-	(2.32)
2017	39	19.35	-	20.83	820	3.33	1.25	-	1.65	2.75	-	3.16
2016	42	18.83	-	20.19	852	3.40	1.25	-	1.65	2.53	-	2.94
2015	47	18.36	-	19.61	925	4.02	1.25	-	1.65	(1.93)	-	(1.54)

MFS VIT Utilities Initial Class
2019	5	39.34	-	41.26	194	3.76	1.35	-	1.59	23.10	-	23.39
2018	7	31.96	-	33.44	234	1.13	1.35	-	1.59	(0.54)	-	(0.30)
2017	8	32.13	-	33.54	254	4.50	1.35	-	1.59	13.03	-	13.30
2016	8	28.43	-	29.60	229	4.01	1.35	-	1.59	9.72	-	9.98
2015	8	25.91	-	26.92	210	4.28	1.35	-	1.59	(15.87)	-	(15.67)

MFS VIT Utilities Service Class
2019	11	29.67	-	32.62	426	3.64	1.35	-	1.85	22.50	-	23.12
2018	14	24.22	-	26.49	445	0.82	1.35	-	1.85	(1.06)	-	(0.56)
2017	17	24.48	-	26.64	551	4.27	1.35	-	1.85	12.39	-	12.95
2016	24	21.78	-	23.58	684	3.50	1.35	-	1.85	9.18	-	9.74
2015	28	19.95	-	21.49	738	3.57	1.35	-	1.85	(16.34)	-	(15.91)

Morgan Stanley VIF Core Plus Fixed Income Class I
2019	10	16.10	-	17.70	169	4.07	1.35	-	1.85	8.84	-	9.38
2018	10	14.79	-	16.18	158	2.54	1.35	-	1.85	(2.49)	-	(2.00)
2017	11	15.17	-	19.14	173	2.64	1.15	-	1.85	4.29	-	5.03
2016	16	14.55	-	18.22	243	1.96	1.15	-	1.85	4.15	-	4.90
2015	24	13.97	-	17.37	354	2.24	1.15	-	1.85	(2.49)	-	(1.79)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Discovery Class I
2019	327	$40.34	-	51.50	$14,160	—%	0.70	-	2.30%	36.92	-	39.13%
2018	363	29.46	-	37.02	11,423	—	0.70	-	2.30	8.12	-	9.87
2017	383	27.25	-	33.69	11,077	—	0.70	-	2.30	35.62	-	37.80
2016	437	20.09	-	24.45	9,256	—	0.70	-	2.30	(10.85)	-	(9.42)
2015	482	22.54	-	26.99	11,382	—	0.70	-	2.30	(8.04)	-	(6.55)

Morgan Stanley VIF Discovery Class II
2019	285	29.27	-	58.27	11,239	—	1.29	-	2.59	36.37	-	38.16
2018	354	21.18	-	34.28	10,159	—	1.29	-	2.59	7.67	-	9.10
2017	461	19.42	-	31.84	11,938	—	1.29	-	2.59	35.04	-	36.82
2016	592	14.19	-	23.58	11,119	—	1.29	-	2.59	(11.20)	-	(10.02)
2015	627	15.77	-	26.55	13,443	—	1.29	-	2.59	(8.43)	-	(7.20)

Morgan Stanley VIF Emerging Markets Debt Class II
2019	184	19.59	-	30.12	5,024	5.22	1.29	-	2.59	11.23	-	12.70
2018	211	17.61	-	21.67	5,112	5.67	1.29	-	2.59	(9.45)	-	(8.25)
2017	245	19.45	-	29.13	6,487	5.41	1.29	-	2.59	6.77	-	8.18
2016	290	18.22	-	26.93	7,139	5.55	1.29	-	2.59	7.72	-	9.16
2015	351	16.91	-	24.67	7,918	5.34	1.29	-	2.59	(3.74)	-	(2.45)

Morgan Stanley VIF Emerging Markets Equity Class I
2019	520	22.62	-	29.30	11,773	1.07	0.70	-	2.20	16.98	-	18.75
2018	595	19.05	-	25.05	11,441	0.46	0.70	-	2.20	(19.27)	-	(18.04)
2017	676	23.24	-	29.03	15,937	0.75	0.70	-	2.20	32.14	-	34.13
2016	757	17.33	-	21.97	13,435	0.49	0.70	-	2.20	4.42	-	6.00
2015	810	16.35	-	21.04	13,809	0.83	0.70	-	2.20	(12.64)	-	(11.31)

Morgan Stanley VIF Emerging Markets Equity Class II
2019	83	32.43	-	39.41	3,063	1.01	1.29	-	2.44	16.62	-	17.97
2018	93	27.15	-	33.41	2,923	0.39	1.29	-	2.59	(19.65)	-	(18.58)
2017	116	33.79	-	41.03	4,521	0.72	1.29	-	2.59	31.60	-	33.33
2016	147	25.68	-	30.78	4,298	0.44	1.29	-	2.59	3.87	-	5.25
2015	169	24.72	-	29.24	4,715	0.78	1.29	-	2.59	(13.02)	-	(11.86)

Morgan Stanley VIF Global Franchise Class II
2019	545	39.87	-	49.71	23,115	0.92	1.29	-	2.59	26.20	-	27.86
2018	639	31.60	-	31.74	21,328	1.03	1.29	-	2.59	(4.31)	-	(3.04)
2017	754	32.73	-	33.02	26,130	1.32	1.29	-	2.59	22.52	-	24.14
2016	900	26.37	-	26.95	25,249	1.47	1.29	-	2.59	2.70	-	4.06
2015	1,157	25.34	-	26.24	31,143	2.06	1.29	-	2.59	3.45	-	4.83

Morgan Stanley VIF Global Infrastructure Class I
2019	544	20.13	-	25.00	29,574	2.75	0.70	-	1.85	25.95	-	27.41
2018	655	15.98	-	19.62	27,867	3.07	0.70	-	1.85	(9.55)	-	(8.50)
2017	773	17.67	-	21.45	36,447	2.35	0.70	-	1.85	10.90	-	12.18
2016	907	15.93	-	19.12	38,251	2.32	0.70	-	1.85	13.16	-	14.47
2015	1,029	13.97	-	16.70	38,449	1.82	0.70	-	1.98	(15.45)	-	(14.36)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Global Infrastructure Class II
2019	449	$30.60	-	38.15	$9,427	2.50%	1.29	-	2.59%	24.58	-	26.22%
2018	503	24.56	-	30.22	8,388	2.81	1.29	-	2.59	(10.27)	-	(9.08)
2017	579	27.38	-	33.24	10,728	2.20	1.29	-	2.59	9.65	-	11.10
2016	647	24.97	-	29.92	10,875	2.10	1.29	-	2.59	12.00	-	13.49
2015	711	22.29	-	26.37	10,619	1.59	1.29	-	2.59	(16.12)	-	(15.00)

Morgan Stanley VIF Global Strategist Class I
2019	2,582	15.39	-	16.64	45,506	1.86	0.70	-	2.20	15.21	-	16.95
2018	3,040	13.36	-	14.23	45,412	1.14	0.70	-	2.20	(8.55)	-	(7.16)
2017	3,534	14.61	-	15.33	56,496	1.14	0.70	-	2.20	13.59	-	15.30
2016	4,168	12.86	-	13.30	57,488	—	0.70	-	2.20	3.29	-	4.84
2015	4,841	12.45	-	12.68	64,428	1.69	0.70	-	2.20	(8.43)	-	(7.05)

Morgan Stanley VIF Global Strategist Class II
2019	912	16.58	-	20.66	14,794	1.76	1.29	-	2.59	14.71	-	16.23
2018	1,079	14.45	-	17.78	15,155	1.05	1.29	-	2.59	(9.06)	-	(7.86)
2017	1,254	15.89	-	19.30	19,175	1.03	1.29	-	2.59	12.99	-	14.48
2016	1,460	14.06	-	16.86	19,630	—	1.29	-	2.59	2.77	-	4.14
2015	1,711	13.68	-	16.19	22,224	1.55	1.29	-	2.59	(8.95)	-	(7.74)

Morgan Stanley VIF Growth Class I
2019	8,000	38.59	-	42.27	250,519	—	0.70	-	2.69	28.29	-	30.89
2018	842	29.48	-	32.95	24,576	—	0.70	-	2.69	4.65	-	6.79
2017	977	27.61	-	31.49	26,765	—	0.70	-	2.69	39.33	-	42.15
2016	1,124	19.42	-	22.60	22,120	—	0.70	-	2.69	(4.27)	-	(2.32)
2015	1,234	19.88	-	23.61	25,121	—	0.70	-	2.69	9.22	-	11.46

Morgan Stanley VIF Growth Class II
2019	4,197	47.04	-	58.65	61,215	—	1.29	-	2.59	28.09	-	29.77
2018	126	36.73	-	39.14	5,197	—	1.29	-	2.59	4.52	-	5.91
2017	142	35.14	-	36.96	5,522	—	1.29	-	2.59	39.15	-	40.99
2016	167	25.25	-	26.21	4,617	—	1.29	-	2.59	(4.46)	-	(3.18)
2015	184	26.43	-	27.08	5,259	—	1.29	-	2.59	9.07	-	10.52

Morgan Stanley VIF U.S. Real Estate Class I
2019	264	32.31	-	63.73	11,965	1.87	0.70	-	2.20	16.35	-	18.11
2018	290	30.65	-	53.96	11,245	2.72	0.70	-	2.20	(9.74)	-	(8.36)
2017	332	30.28	-	58.88	14,210	1.43	0.70	-	2.30	0.77	-	2.39
2016	387	30.05	-	57.51	16,359	1.32	0.70	-	2.30	4.39	-	6.07
2015	431	28.79	-	54.22	17,384	1.31	0.70	-	2.30	(0.15)	-	1.46

Morgan Stanley VIF U.S. Real Estate Class II
2019	513	30.51	-	43.44	20,140	1.61	1.29	-	2.59	15.62	-	17.15
2018	594	26.39	-	32.47	19,935	2.42	1.29	-	2.59	(10.35)	-	(9.16)
2017	675	29.43	-	40.82	25,034	1.24	1.29	-	2.59	0.23	-	1.55
2016	753	29.36	-	40.19	27,602	1.06	1.29	-	2.59	3.80	-	5.18
2015	848	28.29	-	38.22	29,652	1.17	1.29	-	2.59	(0.72)	-	0.61

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIS Income Plus Class X Shares
2019	849	$20.52	-	29.29	$34,206	3.56%	0.70	-	2.05%	13.61	-	15.15%
2018	1,007	18.06	-	25.44	34,949	3.44	0.70	-	2.05	(5.97)	-	(4.69)
2017	1,192	19.21	-	26.69	43,810	3.57	0.70	-	2.05	4.49	-	5.91
2016	1,398	18.39	-	25.20	48,941	3.95	0.70	-	2.05	4.92	-	6.34
2015	1,581	17.52	-	23.70	52,438	3.98	0.70	-	2.05	(4.08)	-	(2.78)

Morgan Stanley VIS Income Plus Class Y Shares
2019	2,031	15.59	-	19.44	40,083	3.29	1.29	-	2.59	12.80	-	14.28
2018	2,190	13.82	-	17.01	37,937	3.18	1.29	-	2.59	(6.78)	-	(5.55)
2017	2,568	14.83	-	18.01	47,317	3.25	1.29	-	2.59	3.72	-	5.09
2016	2,921	14.30	-	17.14	51,600	3.59	1.29	-	2.59	3.93	-	5.31
2015	3,326	13.76	-	16.27	55,839	3.72	1.29	-	2.59	(4.76)	-	(3.49)

Morgan Stanley VIS Multi Cap Growth Class X Shares (sub-account merged on April 26, 2019)
2019	—	34.91	-	40.12	—	—	0.70	-	2.05	26.80	-	27.34
2018	1,644	27.53	-	31.51	190,227	—	0.70	-	2.05	10.96	-	12.48
2017	1,841	24.82	-	28.01	194,168	—	0.70	-	2.05	46.38	-	48.36
2016	2,091	16.95	-	18.88	151,787	—	0.70	-	2.05	(5.36)	-	(4.08)
2015	2,349	17.91	-	19.68	178,349	—	0.70	-	2.05	6.40	-	7.84

Morgan Stanley VIS Multi Cap Growth Class Y Shares (sub-account merged on April 26, 2019)
2019	—	53.83	-	66.52	—	—	1.29	-	2.59	26.48	-	27.00
2018	1,571	42.56	-	52.37	48,920	—	1.29	-	2.59	10.07	-	11.53
2017	1,828	38.67	-	46.96	51,308	—	1.29	-	2.59	45.18	-	47.09
2016	2,151	26.64	-	31.92	41,402	—	1.29	-	2.59	(6.13)	-	(4.89)
2015	2,439	28.38	-	33.56	49,759	—	1.29	-	2.59	5.53	-	6.94

Neuberger Berman AMT Large Cap Value Class I (sub-account merged on April 30, 2019)
2019	—	25.04	-	25.04	—	2.02	1.59	-	1.59	11.63	-	11.63
2018	1	22.43	-	22.43	24	1.20	1.59	-	1.59	(2.61)	-	(2.61)
2017	1	23.03	-	23.03	25	0.59	1.59	-	1.59	11.58	-	11.58
2016	1	20.64	-	20.64	22	0.78	1.59	-	1.59	25.36	-	25.36
2015	1	16.47	-	16.47	18	0.78	1.59	-	1.59	(13.20)	-	(13.20)

Neuberger Berman AMT Mid Cap Growth Class I
2019	< 1	39.99	-	39.99	1	—	1.59	-	1.59	30.65	-	30.65
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2016	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2015	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Neuberger Berman AMT Sustainable Equity Portfolio Class I (sub-account launched on April 30, 2019)
2019	3	10.83	-	10.83	29	0.42	1.59	-	1.59	8.24	-	8.24

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT CommodityRealReturn® Strategy Advisor Class
2019	84	$4.68	-	5.49	$437	4.33%	1.29	-	2.44%	8.65	-	9.92%
2018	91	4.31	-	5.00	434	1.98	1.29	-	2.44	(16.29)	-	(15.31)
2017	106	5.15	-	5.90	599	12.05	1.29	-	2.44	(0.42)	-	0.74
2016	168	5.17	-	5.86	944	0.97	1.29	-	2.44	12.08	-	13.39
2015	204	4.61	-	5.16	1,013	4.72	1.29	-	2.44	(27.48)	-	(26.62)

PIMCO VIT Emerging Markets Bond Advisor Class
2019	28	15.91	-	18.67	500	4.32	1.29	-	2.44	11.87	-	13.18
2018	31	14.22	-	16.49	487	4.02	1.29	-	2.44	(7.15)	-	(6.06)
2017	32	15.31	-	17.56	541	4.86	1.29	-	2.44	7.11	-	8.35
2016	41	14.30	-	16.20	639	5.06	1.29	-	2.44	10.44	-	11.74
2015	52	12.95	-	14.50	725	5.52	1.29	-	2.44	(4.72)	-	(3.60)

PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
2019	< 1	19.37	-	19.37	< 1	1.76	1.50	-	1.50	5.40	-	5.40
2018	< 1	18.38	-	18.38	< 1	1.31	1.50	-	1.50	0.58	-	0.58
2017	< 1	18.27	-	18.27	1	4.84	1.50	-	1.50	1.23	-	1.23
2016	< 1	18.05	-	18.05	1	1.12	1.50	-	1.50	4.88	-	4.88
2015	< 1	17.21	-	17.21	1	2.75	1.50	-	1.50	(1.21)	-	(1.21)

PIMCO VIT Real Return Advisor Class
2019	227	12.14	-	14.25	3,066	1.57	1.29	-	2.44	5.70	-	6.93
2018	246	11.49	-	13.32	3,123	2.37	1.29	-	2.44	(4.69)	-	(3.57)
2017	278	12.05	-	13.82	3,672	2.51	1.29	-	2.44	1.04	-	2.22
2016	138	12.19	-	13.52	1,796	2.17	1.29	-	2.24	2.74	-	3.74
2015	162	11.63	-	13.03	2,045	3.54	1.29	-	2.44	(5.17)	-	(4.06)

PIMCO VIT Total Return Advisor Class
2019	463	13.68	-	16.40	7,207	2.91	1.29	-	2.59	5.46	-	6.85
2018	488	12.97	-	15.34	7,147	2.43	1.29	-	2.59	(3.20)	-	(1.92)
2017	571	13.40	-	15.64	8,553	1.90	1.29	-	2.59	2.12	-	3.46
2016	689	13.13	-	15.12	10,037	2.02	1.29	-	2.59	(0.07)	-	1.26
2015	773	13.14	-	14.93	11,146	4.68	1.29	-	2.59	(2.25)	-	(0.95)

PIMCO VIT Total Return Institutional Class
2019	< 1	18.50	-	18.50	< 1	2.98	1.50	-	1.50	6.73	-	6.73
2018	< 1	17.33	-	17.33	2	2.55	1.50	-	1.50	(2.03)	-	(2.03)
2017	< 1	17.69	-	17.69	2	1.99	1.50	-	1.50	3.35	-	3.35
2016	< 1	17.12	-	17.12	2	2.05	1.50	-	1.50	1.14	-	1.14
2015	< 1	16.92	-	16.92	2	5.15	1.50	-	1.50	(1.06)	-	(1.06)

Putnam VT Diversified Income Class IB
2019	679	18.50	-	24.41	14,288	3.34	0.80	-	2.15	8.84	-	10.34
2018	757	17.00	-	22.12	14,509	4.23	0.80	-	2.15	(3.12)	-	(1.78)
2017	859	17.54	-	22.52	16,866	5.61	0.80	-	2.15	4.83	-	6.27
2016	944	16.74	-	21.19	17,555	7.14	0.80	-	2.15	3.16	-	4.58
2015	1,087	16.22	-	20.27	19,462	9.80	0.80	-	2.15	(4.44)	-	(3.12)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Equity Income Class IB
2019	4,493	$13.23	-	28.68	$152,365	2.06%	0.70	-	2.69%	26.92	-	29.49%
2018	5,173	10.22	-	22.59	137,308	0.71	0.70	-	2.69	(10.95)	-	(9.13)
2017	5,922	11.24	-	25.37	174,275	0.88	0.70	-	2.69	12.45	-	15.60
2016	2,238	14.42	-	31.11	59,352	1.85	0.80	-	2.59	10.71	-	12.74
2015	2,518	13.03	-	27.60	59,579	1.69	0.80	-	2.59	(5.55)	-	(3.82)

Putnam VT George Putnam Balanced Class IB
2019	1,965	18.12	-	22.93	39,844	1.44	0.80	-	2.69	20.69	-	23.01
2018	2,248	15.01	-	18.64	37,341	0.71	0.80	-	2.69	(5.74)	-	(3.92)
2017	2,548	15.93	-	19.40	44,416	1.60	0.80	-	2.69	12.02	-	14.17
2016	2,836	14.22	-	16.99	43,742	1.73	0.80	-	2.69	5.11	-	7.15
2015	3,058	13.53	-	15.86	44,504	1.79	0.80	-	2.69	(3.79)	-	(1.92)

Putnam VT Global Asset Allocation Class IB
2019	653	23.23	-	23.50	14,696	1.46	0.80	-	2.44	14.29	-	16.19
2018	755	20.23	-	20.32	14,792	1.92	0.80	-	2.44	(9.52)	-	(8.00)
2017	948	21.99	-	22.46	20,209	1.45	0.80	-	2.44	12.54	-	14.42
2016	1,033	19.22	-	19.96	19,441	1.91	0.80	-	2.44	4.12	-	5.86
2015	1,162	18.15	-	19.17	20,856	2.23	0.80	-	2.44	(2.27)	-	(0.63)

Putnam VT Global Equity Class IB
2019	1,298	11.00	-	16.02	19,217	—	0.80	-	2.29	9.72	-	25.58
2018	907	7.88	-	12.76	10,890	0.32	0.80	-	2.15	(14.33)	-	(13.14)
2017	1,013	9.20	-	14.69	14,073	1.39	0.80	-	2.15	25.63	-	27.35
2016	1,126	7.32	-	11.53	12,373	1.05	0.80	-	2.15	(1.09)	-	0.27
2015	1,233	7.40	-	11.50	13,641	1.02	0.80	-	2.15	(3.82)	-	(2.49)

Putnam VT Global Health Care Class IB
2019	605	31.01	-	39.37	20,470	—	0.80	-	2.49	27.07	-	29.25
2018	704	24.40	-	30.46	18,552	0.99	0.80	-	2.49	(3.07)	-	(1.39)
2017	795	25.17	-	30.89	21,379	0.57	0.80	-	2.49	12.45	-	14.38
2016	923	22.39	-	27.01	21,889	—	0.80	-	2.49	(13.55)	-	(12.06)
2015	1,085	25.90	-	30.71	29,429	—	0.80	-	2.49	5.10	-	6.92

Putnam VT Global Utilities Class IB (sub-account merged on June 14, 2019)
2019	—	17.86	-	24.58	—	4.46	0.80	-	2.29	12.38	-	13.14
2018	436	15.78	-	21.87	6,660	2.49	0.80	-	2.29	(2.75)	-	(1.27)
2017	490	15.99	-	22.49	7,654	2.97	0.80	-	2.29	19.39	-	21.19
2016	570	13.19	-	18.83	7,446	1.49	0.80	-	2.29	(0.35)	-	1.16
2015	651	13.04	-	18.90	8,454	2.17	0.80	-	2.29	(11.98)	-	(10.64)

Putnam VT Government Money Market Class IB
2019	3,448	7.75	-	11.46	32,074	1.54	0.80	-	2.54	(1.01)	-	0.74
2018	3,490	7.83	-	11.38	32,508	1.17	0.80	-	2.54	(1.39)	-	0.37
2017	3,714	7.94	-	11.34	34,746	0.24	0.80	-	2.54	(2.28)	-	(0.56)
2016	4,095	8.13	-	11.40	38,866	0.01	0.80	-	2.54	(2.52)	-	(0.79)
2015	4,647	8.34	-	11.49	44,960	0.01	0.80	-	2.54	(2.53)	-	(0.79)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Growth Opportunities Class IB
2019	6,676	$16.24	-	16.97	$101,902	0.13%	0.80	-	2.69%	33.09	-	35.65%
2018	7,652	11.97	-	12.75	86,741	—	0.80	-	2.69	(0.37)	-	1.56
2017	8,722	11.79	-	12.79	98,132	0.11	0.80	-	2.69	27.41	-	29.86
2016	10,017	9.08	-	10.04	87,441	0.09	0.80	-	2.69	0.42	-	0.64
2015	1,179	6.90	-	8.59	9,212	0.34	0.80	-	2.15	(1.15)	-	0.22

Putnam VT High Yield Class IB
2019	698	23.88	-	28.66	18,147	5.99	0.80	-	2.54	11.51	-	13.48
2018	813	21.42	-	25.26	18,794	5.90	0.80	-	2.54	(6.50)	-	(4.84)
2017	936	22.91	-	26.54	22,872	5.96	0.80	-	2.54	4.28	-	6.13
2016	1,074	21.97	-	25.01	24,946	6.59	0.80	-	2.54	12.62	-	14.63
2015	1,269	19.50	-	21.82	26,052	7.41	0.80	-	2.54	(7.76)	-	(6.11)

Putnam VT Income Class IB
2019	2,199	14.85	-	23.87	41,983	3.22	0.80	-	2.54	9.07	-	11.00
2018	2,450	13.61	-	21.50	42,592	3.10	0.80	-	2.54	(2.34)	-	(0.61)
2017	2,820	13.94	-	21.63	49,556	4.41	0.80	-	2.54	2.93	-	4.75
2016	3,102	13.54	-	20.65	52,371	4.51	0.80	-	2.54	(0.58)	-	1.19
2015	3,573	13.62	-	20.41	60,044	4.98	0.80	-	2.54	(3.96)	-	(2.25)

Putnam VT International Equity Class IB
2019	3,005	14.56	-	17.35	46,999	1.41	0.70	-	2.59	21.93	-	24.28
2018	3,400	11.72	-	14.23	43,311	1.41	0.70	-	2.59	(21.21)	-	(19.68)
2017	3,712	14.59	-	18.06	59,362	2.29	0.70	-	2.59	23.33	-	25.70
2016	4,241	11.61	-	14.65	54,621	3.33	0.70	-	2.59	(4.97)	-	(3.13)
2015	4,743	11.98	-	15.41	63,686	1.25	0.70	-	2.59	(2.45)	-	(0.56)

Putnam VT International Growth Class IB
2019	556	9.10	-	15.74	8,300	—	0.80	-	2.15	22.25	-	23.93
2018	603	7.44	-	12.70	7,361	—	0.80	-	2.15	(20.40)	-	(19.29)
2017	696	9.35	-	15.74	10,443	1.06	0.80	-	2.15	32.15	-	33.96
2016	784	7.08	-	11.75	8,837	0.93	0.80	-	2.15	(8.72)	-	(7.46)
2015	874	7.75	-	12.69	10,672	—	0.80	-	2.15	(1.06)	-	(0.31)

Putnam VT International Value Class IB
2019	504	12.12	-	16.73	7,684	2.77	0.80	-	2.15	17.64	-	19.26
2018	608	10.30	-	14.03	7,775	2.08	0.80	-	2.15	(19.39)	-	(18.28)
2017	687	12.78	-	17.17	10,813	1.54	0.80	-	2.15	22.03	-	23.70
2016	781	10.47	-	13.88	10,002	2.33	0.80	-	2.15	(1.06)	-	0.30
2015	850	10.58	-	13.84	10,932	1.40	0.80	-	2.15	(4.11)	-	(2.78)

Putnam VT Mortgage Securities Class IB
2019	539	16.37	-	21.55	9,521	2.22	0.80	-	2.10	10.83	-	12.29
2018	616	14.77	-	19.19	9,647	2.86	0.80	-	2.10	(2.99)	-	(1.70)
2017	712	14.90	-	19.53	11,499	2.39	0.80	-	2.15	(0.22)	-	1.15
2016	819	14.94	-	19.31	13,240	1.92	0.80	-	2.15	(1.94)	-	(0.60)
2015	925	15.23	-	19.42	15,280	2.16	0.80	-	2.15	(2.79)	-	(1.45)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Multi-Cap Core Class IB
2019	2,184	$20.59	-	28.63	$44,279	1.13%	0.80	-	2.44%	28.44	-	30.58%
2018	2,485	15.77	-	22.29	38,964	1.12	0.80	-	2.44	(9.89)	-	(8.38)
2017	2,805	17.21	-	24.73	48,313	1.09	0.80	-	2.44	19.88	-	21.88
2016	3,121	14.12	-	20.63	44,326	1.29	0.80	-	2.44	9.33	-	11.16
2015	3,593	12.70	-	18.87	46,073	1.21	0.80	-	2.44	(4.56)	-	(2.96)

Putnam VT Research Class IB
2019	800	26.50	-	32.64	19,827	1.17	0.80	-	2.29	30.20	-	32.17
2018	947	20.05	-	25.07	17,871	—	0.80	-	2.29	(6.89)	-	(5.48)
2017	1,106	21.21	-	26.92	22,203	0.65	0.80	-	2.29	20.54	-	22.36
2016	1,267	17.34	-	22.33	21,006	1.52	0.80	-	2.29	7.57	-	9.20
2015	1,435	15.88	-	20.76	21,898	1.31	0.80	-	2.29	(3.80)	-	(2.33)

Putnam VT Small Cap Growth Class IB
2019	97	31.65	-	39.77	3,488	—	0.80	-	2.15	34.50	-	36.35
2018	103	24.30	-	29.17	2,727	—	0.80	-	1.95	(15.53)	-	(14.53)
2017	112	28.77	-	34.13	3,480	0.50	0.80	-	1.95	5.84	-	7.07
2016	117	27.18	-	31.87	3,434	0.71	0.80	-	1.95	13.27	-	14.60
2015	129	23.99	-	27.81	3,317	0.33	0.80	-	1.95	(9.41)	-	(8.35)

Putnam VT Small Cap Value Class IB
2019	770	22.30	-	28.70	25,193	0.68	0.70	-	2.30	21.42	-	23.37
2018	903	18.37	-	23.26	24,086	0.41	0.70	-	2.30	(21.76)	-	(20.49)
2017	995	23.47	-	29.25	33,692	0.70	0.70	-	2.30	5.43	-	7.12
2016	1,109	22.27	-	27.31	35,692	1.10	0.70	-	2.30	24.60	-	26.61
2015	1,229	17.87	-	21.57	31,397	0.88	0.70	-	2.30	(6.42)	-	(4.91)

Putnam VT Sustainable Future Class IB
2019	140	35.44	-	43.41	5,517	0.60	0.80	-	2.00	27.42	-	28.97
2018	164	27.82	-	33.66	5,023	0.57	0.80	-	2.00	(6.85)	-	(5.71)
2017	184	29.86	-	35.69	6,028	0.82	0.80	-	2.00	8.51	-	9.83
2016	209	27.52	-	32.50	6,248	0.67	0.80	-	2.00	10.74	-	12.09
2015	211	24.85	-	28.99	5,668	0.92	0.80	-	2.00	(6.24)	-	(5.09)

Putnam VT Sustainable Leaders Class IB
2019	3,272	23.47	-	37.28	73,388	0.46	0.80	-	2.69	32.72	-	35.27
2018	3,769	17.35	-	28.09	63,087	—	0.80	-	2.69	(4.17)	-	(2.32)
2017	4,265	17.76	-	29.31	73,615	0.64	0.80	-	2.69	25.78	-	28.19
2016	4,863	13.86	-	23.30	65,714	0.68	0.80	-	2.69	4.90	-	6.93
2015	5,488	12.96	-	22.22	69,882	0.51	0.80	-	2.69	(2.97)	-	(1.09)

Templeton Developing Markets VIP Class 2
2019	162	28.37	-	34.43	6,419	1.00	1.15	-	2.49	23.56	-	25.25
2018	190	22.65	-	27.86	6,039	0.86	1.15	-	2.49	(17.89)	-	(16.76)
2017	216	27.21	-	33.93	8,297	1.02	1.15	-	2.49	36.94	-	38.81
2016	259	19.60	-	24.78	7,229	0.86	1.15	-	2.49	14.53	-	16.10
2015	324	16.89	-	21.63	7,835	2.05	1.15	-	2.49	(21.61)	-	(20.52)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Templeton Foreign VIP Class 2
2019	1,663	$16.47	-	18.14	$31,191	1.72%	1.15	-	2.69%	9.52	-	11.24%
2018	1,861	14.80	-	16.57	31,545	2.66	1.15	-	2.69	(17.71)	-	(16.41)
2017	2,122	17.71	-	20.13	43,239	2.61	1.15	-	2.69	13.58	-	15.36
2016	2,477	15.35	-	17.73	44,078	1.88	1.15	-	2.69	4.30	-	5.95
2015	2,875	14.49	-	17.00	48,853	3.33	1.15	-	2.69	(9.01)	-	(7.56)

Templeton Global Bond VIP Class 2
2019	30	22.09	-	34.37	853	7.12	1.15	-	2.24	(0.26)	-	0.85
2018	32	22.14	-	34.08	886	—	1.15	-	2.24	(0.35)	-	0.77
2017	35	22.22	-	33.82	971	—	1.15	-	2.24	(0.34)	-	0.76
2016	36	22.30	-	33.56	1,011	—	1.15	-	2.24	0.64	-	1.76
2015	45	22.16	-	32.98	1,220	7.86	1.15	-	2.24	(6.45)	-	(5.40)

Templeton Growth VIP Class 2
2019	19	16.25	-	25.33	450	2.80	1.15	-	1.85	13.03	-	13.84
2018	22	14.38	-	22.25	458	1.98	1.15	-	1.85	(16.43)	-	(15.83)
2017	27	17.21	-	26.43	678	1.67	1.15	-	1.85	16.32	-	17.15
2016	30	14.79	-	22.56	637	1.83	1.15	-	1.85	7.60	-	8.37
2015	40	13.75	-	20.82	791	2.61	1.15	-	1.85	(8.22)	-	(7.56)

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) are incorporated by reference to Part II, Item 8 in Allstate Life Insurance Company’s 2019 Annual Report on Form 10-K, filed on February 28, 2020. The financial statements of Allstate Financial Advisors Separate Account I, as of December 31, 2019, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.

Allstate Life Insurance Company

Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, 2019, 2018 and 2017
Consolidated Statements of Financial Position for the years ended December 31, 2019 and 2018
Consolidated Statements of Shareholder’s Equity for the years ended December 31, 2019, 2018 and 2017
Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017
Notes to the Consolidated Financial Statements (Notes)
Report of Independent Registered Public Accounting Firm

Allstate Financial Advisors Separate Account I

Report of Independent Registered Public Accounting Firm
Appendix A
Statement of Net Assets, as of December 31, 2019
Statement of Operations, for the year ended December 31, 2019
Statement of Changes in Net Assets Current Year, for the year ended December 31, 2019
Statement of Changes in Net Assets Prior Year, for the year ended December 31, 2018
Organization
Portfolio Changes
Summary of Significant Accounting Policies
Fair Value of Assets
Expenses
Purchase of Investments
Financial Highlights
(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(2) Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

4)(a)(i)  Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996.

(4)(a) (ii) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Registration Statement (SEC File No. 033-35412) dated February 28, 1997.

(4)(a)(iii)  Form of Contract Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement (SEC File No. 033-35412) dated March 3, 1999.

(4)(a)(iv)  Form of Contract Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement (SEC File No. 033-35412) dated February 15, 2000.

(4)(a) (v)  Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement (SEC File No. 033-35412) dated March 3, 2000.

(b) (i) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (SEC File No. 033-35412) dated June 5, 1998.

(b) (ii)  Form of Contract Riders and Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement (SEC File No. 033-35412) dated March 3, 1999.

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (SEC File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (SEC File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (SEC File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (SEC File No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (SEC File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (SEC File No. 033-35412) dated June 5, 1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (SEC File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (SEC File No. 333-77605) dated April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (SEC File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007).

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (SEC File No. 033-35412) dated April 30, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (SEC File No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (SEC File No. 033-35412) dated November 3, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (SEC File No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (SEC File No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (SEC File No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (SEC File No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(i) Opinion and consent of General Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102295 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable.

(12) Not applicable.

(23) Information required for Item 23 is incorporated by reference to Part II, Item 8 in Allstate Life Insurance Company’s Annual Report on Form 10-K, filed on February 28, 2020.

(99) Powers of Attorney for John E. Dugenske, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, John C. Pintozzi, Mario Rizzo, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor

Dugenske, John E.	Director
Fontana, Angela K.	Director
Fortin, Mary Jane	Director
Imbarrato, Mario	Director
Merten, Jesse E.	Director
Parsons, Julie	Director
Pintozzi, John C.	Director
Rizzo, Mario	Director
Shapiro, Glenn T.	Director
Shebik, Steven E.	Director
Stricker, Brian P.	Director
Wilson, Thomas J.	Director
Wilson, Thomas J.	Chairman of the Board
Fortin, Mary Jane	President
Dugenske, John E.	Chief Executive Officer
Flewellen, James M.	Senior Vice President
Hirsch, Marilyn V.	Senior Vice President
Hwang, Christina	Senior Vice President
Imbarrato, Mario	Senior Vice President and Chief Financial Officer
Pedraja, Michael A.	Senior Vice President and Treasurer
Pintozzi, John C.	Senior Vice President and Controller
Stricker, Brian P.	Senior Vice President
Trudan, Dan E.	Senior Vice President
Welton, Courtney V.	Senior Vice President and Chief Privacy and Ethics Officer
DeCoursey, Randal	Vice President
Fontana, Angela K.	Vice President, General Counsel and Secretary
Gordon, Daniel G.	Vice President and Assistant Secretary
Kennedy, Rebecca D.	Vice President
Lenz, Brigitte K.	Vice President
Lundahl, Carol E.	Vice President and Assistant Treasurer
Nelson, Mary K.	Vice President
Resnick, Theresa M.	Vice President and Appointed Actuary
Kirchhoff, Tracy M.	Chief Compliance Officer
Quinn, Mary Jo	Assistant Secretary
Stultz, Elliot A.	Assistant Secretary
Willemsen, Lisette S.	Assistant Secretary
Helsdingen, Thomas H.	Authorized Representative
Lopez, Alma D.	Authorized Representative
Miller, Merlin L.	Illustration Actuary
Raphael, Patricia A.	Authorized Representative
Rodrigues, Cynthia	Authorized Representative
Seaman, Laura A.	Authorized Representative

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to Exhibit 21 in the Form 10-K Annual Report of The Allstate Corporation filed February 21, 2020 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Variable Annuity II:

As of January 31, 2020, there were 1,380 Qualified contract owners and 6,601 Non-Qualified contract owners.

Variable Annuity 3:

As of January 31, 2020, there were 1,975 Qualified contract owners and 2,351 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) Registrant’s principal underwriter, Morgan Stanley & Co. LLC, is principal underwriter for the following affiliated investment companies:

Allstate Life Variable Life Separate Account A
Allstate Life of New York Separate Account A

See disclosure related to Morgan Stanley & Co. below.

(b) The directors and officers of Morgan Stanley & Co. LLC, the principal underwriter for the Contracts marketed as “Morgan Stanley Variable Annuity Contracts” are as follows:

Name	Title

Matthew Berke	Chairman, President, Chief Executive Officer, and Director
Mohit Assomull	Director
Thomas Wipf	Director
Michael Stern	Director
Gary Lynn	Principal Financial Officer
Graeme McEvoy	Principal Operations Officer
John H. Faulkner	General Counsel and Secretary
Belinda Blaine	Chief Compliance Officer
* The principal business address of each of the above-named individuals is as follows: 1585 Broadway, New York, NY 10036.

(c)     Compensation of Morgan Stanley & Co.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2019.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Morgan Stanley & Co. LLC	N/A	N/A	$13,989,486.81	N/A

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co") and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

Exhibit No.	Description
(1)(a)
Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(b)
Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(c)
Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(3)(a)	Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(b)	Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(4)(a)(i)
Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996.

(4)(a)(ii)
Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Registration Statement (SEC File No. 033-35412) dated February 28, 1997.

(4)(a)(iii)
Form of Contract Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement (SEC File No. 033-35412) dated March 3, 1999.

(4)(a)(iv)
Form of Contract Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement (SEC File No. 033-35412) dated February 15, 2000.

(4)(a)(v)
Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement (SEC File No. 033-35412) dated March 3, 2000.

(b)(i)
Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (SEC File No. 033-35412) dated June 5, 1998.

(b) (ii)
Form of Contract Riders and Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement (SEC File No. 033-35412) dated March 3, 1999.

(c)
Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (SEC File No. 033-35412) dated March 2, 2000).

(d)	Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(e)	Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(f)	Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (SEC File No. 033-35412) dated November 8, 2000).

(g)
Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (SEC File No. 033-35412) dated March 16, 2001.

(h)	Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (SEC File No. 033-35412) dated October 12, 2001).

(i)	Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (SEC File No. 033-35412) dated April 29, 2002).

(j)	Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(k)	Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-102295) dated April 18, 2003).

(l)
Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(5)(a)
Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(b)
Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (SEC File No. 033-35412) dated June 5, 1998).

(c)
Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (SEC File No. 033-35412) dated March 2, 2000).

(6)(a)
Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (SEC File No. 333-77605) dated April 24, 2001).

(b)	Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (SEC File No. 0-31248) dated March 20, 2007).

(7)
Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007).

(8)	Forms of Participation Agreements:

(8)(a)	Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (SEC File No. 033-35412) dated April 30, 1996).

(b)	The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(c)	AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No.333-93871) dated January 28, 2000).

(d)	Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No.333-93871) dated January 28, 2000).

(e)	Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(f)	Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(g)	Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-102295) dated April 19, 2004.)

(9)(a)	Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (SEC File No. 033-35412) dated May 2, 2000).

(b)	Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(c)	Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (SEC File No. 033-35412) dated November 3, 2000).

(d)	Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (SEC File No. 033-35412) dated November 8, 2000).

(e)	Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (SEC File No. 033-35412) dated April 25, 2001).

(f)	Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (SEC File No. 033-35412) dated September 20, 2001).

(g)	Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (SEC File No. 033-35412) dated April 29, 2002).

(h)	Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(i)
Opinion and consent of General Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102295 and 811-09327) filed on April 24, 2009.

(10)	Consent of Independent Registered Public Accounting Firm. Filed herewith.

(23)	Information required for Item 23 is incorporated by reference to Part II, Item 8 in Allstate Life Insurance Company’s Annual Report on Form 10-K, filed on February 28, 2020.

(99)
Powers of Attorney for John E. Dugenske, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, John C. Pintozzi, Mario Rizzo, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 20th day of April, 2020.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on this 20th day of April, 2020.

SIGNATURE	TITLE
*John E Dugenske John E. Dugenske	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*Mario Imbarrato Mario Imbarrato	Director, Senior Vice President and Chief Financial Officer
*John C. Pintozzi John C. Pintozzi	Director, Senior Vice President and Controller (Principal Accounting Officer)
*Steven E. Shebik Steven E. Shebik	Director
*Julie Parsons Julie Parsons	Director
*Brian P. Stricker Brian P. Stricker	Director and Senior Vice President
*Jesse E. Merten Jesse E. Merten	Director
*Mario Rizzo Mario Rizzo	Director
*Glenn T. Shapiro Glenn T. Shapiro	Director
*/By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.